DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity 2 Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
^	Denominated in USD, unless otherwise noted.

CONTINUED
(r)	The adjustable rate shown is effective as of January 31, 2026.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$7,262,060,401
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$7,262,060,401
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,935,943,538
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,935,943,538
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$13,571,901,492
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$13,571,901,492
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (2.9%)
*	Allianca Saude e Participacoes SA	18,481	$16,470
	Allied Tecnologia SA	144,486	229,794
	Allos SA	1,706,264	10,018,252
*	Allpark Empreendimentos Participacoes e Servicos SA	71,405	62,684
	Alupar Investimento SA	936,528	6,041,542
#	Ambev SA (ABEV US), ADR	3,022,063	8,401,335
	Anima Holding SA	2,011,679	1,999,160
	Armac Locacao Logistica E Servicos SA	196,900	179,213
	Auren Energia SA	1,144,317	2,448,341
	Axia Energia	1,568,008	16,199,248
	Azzas 2154 SA	76,798	390,210
	B3 SA - Brasil Bolsa Balcao	5,894,621	18,089,046
	Banco ABC Brasil SA	48,748	248,429
	Banco Bradesco SA (BBDC3 BZ)	1,725,446	6,006,398
	Banco BTG Pactual SA	1,099,243	12,521,898
	Banco do Brasil SA	4,126,307	19,773,970
	Banco Santander Brasil SA	875,278	6,040,587
	BB Seguridade Participacoes SA	1,578,154	11,188,243
	Bemobi Mobile Tech SA	255,078	1,201,536
*	Blau Farmaceutica SA	232,731	449,741
	Boa Safra Sementes SA	215,779	357,530
	BR Advisory Partners Participacoes SA	4,200	15,826
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	421,218	1,707,202
*	Brava Energia	550,164	1,975,792
	Brisanet Servicos de Telecomunicacoes SA	553,225	350,053
	C&A Modas SA	1,224,348	2,775,445
	Caixa Seguridade Participacoes SA	269,531	886,529
	Camil Alimentos SA	757,266	958,319
		Shares	Value»
BRAZIL — (Continued)
*	Cia Brasileira de Aluminio	932,127	$1,803,060
*	Cia Brasileira de Distribuicao	2,351,395	1,715,711
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	830,699	22,290,866
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	12,687,756
	Cia De Sanena Do Parana (SAPR11 BZ)	1,379,458	12,235,637
	Cia De Sanena Do Parana (SAPR3 BZ)	887,828	1,923,184
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	298,340	641,430
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,606,197
	Cia Paranaense de Energia - Copel CPLE3 BZ	5,284,641	13,234,824
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	5,958,114
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	5,199,713
*	CM Hospitalar SA	63,500	17,496
	Cogna Educacao SA	14,985,694	12,956,137
	Construtora Tenda SA	46,000	241,243
*	Cosan SA	1,416,162	1,587,641
	CPFL Energia SA	474,446	4,639,208
	Cruzeiro do Sul Educacional SA	916,175	1,253,425
	CSU Digital SA	215,633	789,558
	Cury Construtora e Incorporadora SA	811,208	5,325,588
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	10,423,642
Ω	Desktop SA	398,370	1,127,873
	Dexco SA	3,379,464	3,679,508

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Diagnosticos da America SA	219,527	$177,699
	Dimed SA Distribuidora da Medicamentos	551,444	1,386,272
	Direcional Engenharia SA	1,597,077	4,233,381
	EcoRodovias Infraestrutura e Logistica SA	1,582,438	3,554,115
	Embraer SA	595,331	10,967,145
	Embraer SA (ERJ US), Sponsored ADR	794,163	58,339,214
	Empreendimentos Pague Menos SA PGMN3 BZ	1,496,324	1,865,163
*	Empreendimentos Pague Menos SA PGMN9 BZ	59,482	74,144
	Energisa SA	1,212,924	11,756,449
*	Eneva SA	2,358,433	9,464,653
	Engie Brasil Energia SA	805,085	5,013,089
	Equatorial SA	2,737,540	21,285,476
	Eternit SA	362,800	275,749
	Even Construtora e Incorporadora SA	826,719	1,248,856
	Ez Tec Empreendimentos e Participacoes SA	915,623	2,634,085
	Fleury SA	1,462,612	4,618,996
	Fras-Le SA	256,727	1,185,400
#	Gerdau SA, Sponsored ADR	2,486,838	10,618,800
Ω	GPS Participacoes e Empreendimentos SA	1,160,647	4,132,921
	Grendene SA	1,225,040	1,154,567
*	Grupo Casas Bahia SA	280,566	171,663
	Grupo Mateus SA	2,425,221	2,216,581
	Grupo SBF SA	874,848	2,393,770
	Guararapes Confeccoes SA	775,217	1,446,512
*Ω	Hapvida Participacoes e Investimentos SA	930,524	2,298,572
	Hospital Mater Dei SA	38,855	42,822
	Hypera SA	1,269,090	6,079,285
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	99,500	233,306
	Iochpe Maxion SA	917,157	1,920,492
		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	603,346	$1,042,120
*	IRB-Brasil Resseguros SA	645,212	7,092,394
*	Jalles Machado SA	902,487	504,168
*	JBS NV, BDR	1,361,635	21,301,299
	JHSF Participacoes SA	2,858,967	5,187,998
	JSL SA	444,431	629,141
	Kepler Weber SA	902,276	1,755,604
	Klabin SA	5,206,829	18,956,409
	Lavvi Empreendimentos Imobiliarios SA	363,254	1,234,832
	Localiza Rent a Car SA	954,042	8,772,237
	LOG Commercial Properties e Participacoes SA	212,777	1,124,783
*	Log-in Logistica Intermodal SA	246,000	1,519,168
*	Lojas Quero-Quero SA	1,333,773	641,194
	Lojas Renner SA	5,960,772	16,910,232
Ω	LWSA SA	2,021,989	1,878,776
	M Dias Branco SA	383,720	1,810,416
	Magazine Luiza SA	2,374,628	4,417,388
	Mahle Metal Leve SA	75,800	494,891
	Marcopolo SA	1,006,244	1,147,207
	MBRF Global Foods Co. SA	1,321,685	4,688,777
*Ω	Meliuz SA	245,800	185,421
	Melnick Even Desenvolvimento Imobiliario SA	506,606	384,088
	Mills Locacao Servicos e Logistica SA	1,248,913	3,678,334
	Minerva SA	1,629,625	1,916,750
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	60,100	45,223
	Motiva Infraestrutura de Mobilidade SA	3,387,542	10,788,125
	Moura Dubeux Engenharia SA	480,559	2,609,734
	Movida Participacoes SA	1,792,856	4,241,330
*	MRV Engenharia e Participacoes SA	2,745,449	4,209,923
	Multiplan Empreendimentos Imobiliarios SA	924,230	5,784,834
*	Natura Cosmeticos SA	2,539,725	4,232,272
	Neoenergia SA	522,028	3,213,853

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	235,784	$422,039
	Odontoprev SA	1,559,568	3,330,872
*	Oncoclinicas do Brasil Servicos Medicos SA	3,577	1,618
*	PBG SA	226,391	152,282
	Petroleo Brasileiro SA - Petrobras	16,003,488	122,821,886
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	297,124	4,557,882
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	279,581	4,014,783
	Petroreconcavo SA	1,271,651	2,730,446
	Plano & Plano Desenvolvimento Imobiliario SA	285,500	819,705
	Porto Seguro SA	985,220	9,405,245
	Positivo Tecnologia SA	527,505	451,052
	Priner Servicos Industriais SA	24,000	79,806
*	PRIO SA	2,882,220	27,925,401
	Profarma Distribuidora de Produtos Farmaceuticos SA	104,930	183,033
	Qualicorp Consultoria e Corretora de Seguros SA	1,373,350	592,372
	Raia Drogasil SA	4,057,439	18,888,842
Ω	Rede D'Or Sao Luiz SA	422,097	3,399,875
	Romi SA	430,820	689,279
	Rumo SA	793,664	2,225,924
	Sao Carlos Empreendimentos e Participacoes SA	35,002	100,096
	Sao Martinho SA	1,342,496	3,895,286
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	933,214
	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	9,993,433
Ω	Ser Educacional SA	456,607	1,084,526
	Simpar SA	2,077,544	2,640,971
	SLC Agricola SA	1,307,894	3,988,734
*	Smartfit Escola de Ginastica e Danca SA	1,100,917	4,633,656
#	Suzano SA (SUZ US), Sponsored ADR	59,174	554,462
	Suzano SA (SUZB3 BZ)	2,258,904	21,173,670
		Shares	Value»
BRAZIL — (Continued)
	SYN prop e tech SA	253,734	$244,923
	Tegma Gestao Logistica SA	247,709	1,835,666
#	Telefonica Brasil SA (VIV US), ADR	78,887	1,118,617
	Telefonica Brasil SA (VIVT3 BZ)	1,052,320	7,474,366
	TIM SA	2,984,500	13,905,266
	TOTVS SA	695,360	5,888,973
	Transmissora Alianca de Energia Eletrica SA	1,334,922	10,559,651
	Tres Tentos Agroindustrial SA	422,732	1,336,613
	Trisul SA	641,041	863,613
*	Tupy SA	501,510	1,190,226
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	59,999
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	13,022,121
*	Uniao Pet Participacoes SA	850,269	568,704
	Unifique Telecomunicacoes SA	1,114,785	1,129,030
	Unipar Carbocloro SA	51,152	584,442
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	743,257
	Vale SA (VALE US), Sponsored ADR	500,930	8,049,945
	Vale SA (VALE3 BZ)	7,674,767	122,965,441
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	413,337	1,745,947
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,480,651	1,122,569
	Vibra Energia SA	5,065,350	27,681,244
	Vittia SA	27,695	24,207
	Vivara Participacoes SA	418,100	2,238,764
	Vulcabras SA	716,107	2,451,997
	WEG SA	1,828,249	17,967,230
	Wiz Co.	411,669	777,538
	XP, Inc., BDR	22,450	435,116
	YDUQS Participacoes SA	1,721,145	4,797,719
TOTAL BRAZIL			1,069,532,276

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHILE — (0.5%)
	Administradora de Fondos de Pensiones Habitat SA	23,202	$39,458
	Aguas Andinas SA, Class A	10,410,832	4,586,611
	Banco de Chile (BCH US), ADR	320,232	13,971,727
	Banco de Chile (CHILE CI)	8,223,409	1,811,480
	Banco de Credito e Inversiones SA	151,433	11,254,080
	Banco Itau Chile SA	4,098	111,546
	Banco Santander Chile (BSAC US), ADR	286,880	10,103,913
	Besalco SA	2,741,825	4,389,139
	BICECORP SA	3,894,570	1,961,124
	Camanchaca SA	49,415	5,419
*	CAP SA	467,253	4,411,643
	Cencosud SA	2,878,545	9,632,394
	Cencosud Shopping SA	622,888	1,996,222
	Cia Cervecerias Unidas SA (CCU CI)	148,539	1,092,346
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	1,110,842
	Cia Sud Americana de Vapores SA	46,269,070	2,542,314
	Colbun SA	22,234,241	3,682,176
	Cristalerias de Chile SA	59,157	165,444
	Embotelladora Andina SA, ADR, Class B	87,477	2,748,527
	Empresa Nacional de Telecomunicaciones SA	1,291,154	6,931,660
	Empresas CMPC SA	3,064,114	4,593,710
	Empresas Copec SA	710,255	6,054,690
*	Empresas Hites SA	1,031,610	149,837
	Enel Americas SA (ENELAM CI)	21,625,820	2,041,630
	Enel Chile SA (ENELCHIL CI)	45,932,753	3,894,270
	Enel Chile SA (ENIC US), ADR	24,772	107,511
	Engie Energia Chile SA	2,079,222	3,685,315
	Falabella SA	443,058	3,438,804
	Forus SA	455,509	1,279,745
	Instituto de Diagnostico SA	4,784	15,127
	Inversiones Aguas Metropolitanas SA	2,995,482	3,801,470
		Shares	Value»
CHILE — (Continued)
	Inversiones La Construccion SA	231,285	$5,769,128
	Latam Airlines Group SA LTM CI	34,221,452	1,110,418
#	Latam Airlines Group SA LTM US, ADR	965	63,507
*	Masisa SA	3,525,317	67,427
	Molibdenos y Metales SA	84,693	754,204
*	Multiexport Foods SA	3,567,240	1,412,114
	Parque Arauco SA	3,220,989	13,690,421
	PAZ Corp. SA	1,378,694	1,371,983
	Plaza SA	851,661	3,704,335
	Ripley Corp. SA	6,301,473	3,168,018
	Salfacorp SA	3,365,928	5,542,810
	Sigdo Koppers SA	1,861,026	3,621,621
	SMU SA	15,054,753	2,820,872
	Sociedad Matriz SAAM SA	25,942,048	4,093,599
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142,696	10,964,761
*	Socovesa SA	1,600,467	293,272
	SONDA SA	3,909,284	1,498,713
	Vina Concha y Toro SA	2,992,642	3,411,116
TOTAL CHILE			174,968,493
CHINA — (25.8%)
	263 Network Communications Co. Ltd., Class A	250,700	238,701
	360 Security Technology, Inc., Class A	284,634	496,930
	361 Degrees International Ltd.	7,709,000	5,673,768
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	363,334	1,385,295
*	3D Medicines, Inc.	45,000	27,294
Ω	3SBio, Inc.	13,806,500	41,168,360
*	5100 Xizang Glacier Co. Ltd.	7,817,000	550,290
	5I5J Holding Group Co. Ltd., Class A	2,454,800	1,179,512
	AAC Technologies Holdings, Inc.	6,209,500	29,476,693
*	ABA Chemicals Corp., Class A	337,300	358,269
	Accelink Technologies Co. Ltd., Class A	70,235	729,410
*	ADAMA Ltd., Class A	264,600	236,964
*	Addsino Co. Ltd., Class A	335,800	1,374,897

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Advanced Fiber Resources Zhuhai Ltd., Class A	8,200	$189,665
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	223,350
	Advanced Technology & Materials Co. Ltd., Class A	437,700	1,495,751
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	1,273,311
	AECC Aero-Engine Control Co. Ltd., Class A	280,487	985,706
	AECC Aviation Power Co. Ltd., Class A	103,572	690,526
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	261,111	1,059,442
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	976,843
*	Agile Group Holdings Ltd.	11,990,465	436,837
*	Agora, Inc., ADR	139,315	580,944
	Agricultural Bank of China Ltd., Class H	65,020,460	45,456,893
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,837,970
#*	AIM Vaccine Co. Ltd., Class H	237,800	102,331
*Ω	AInnovation Technology Group Co. Ltd., Class H	795,100	585,767
#*	Air China Ltd., Class H	6,994,000	6,242,558
	Aisino Corp., Class A	481,400	695,207
	Ajisen China Holdings Ltd.	4,211,000	490,484
Ω	AK Medical Holdings Ltd.	3,008,000	2,246,580
#*Ω	Akeso, Inc.	276,000	3,895,691
	Alibaba Group Holding Ltd. (9988 HK)	23,663,868	503,414,999
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	494,035	83,768,575
#*	Alibaba Health Information Technology Ltd.	1,732,000	1,436,499
		Shares	Value»
CHINA — (Continued)
#Ω	A-Living Smart City Services Co. Ltd., Class H	4,256,250	$1,276,969
	All Winner Technology Co. Ltd., Class A	40,830	269,597
	Allmed Medical Products Co. Ltd., Class A	350,800	582,786
*	Alpha Group, Class A	173,700	233,850
*Ω	Alphamab Oncology	190,000	216,569
#	Aluminum Corp. of China Ltd., Class H	22,100,000	38,588,157
*	Amlogic Shanghai Co. Ltd., Class A	36,622	462,474
	Amoy Diagnostics Co. Ltd., Class A	199,606	627,744
	Amrita Global Development Ltd.	1,972,000	151,457
	An Hui Wenergy Co. Ltd., Class A	414,139	483,517
	Andon Health Co. Ltd., Class A	96,200	575,775
	ANE Cayman, Inc.	1,839,500	2,856,228
#*	Angang Steel Co. Ltd., Class H	10,125,908	2,624,358
	Angel Yeast Co. Ltd., Class A	190,400	1,146,178
#Ω	Angelalign Technology, Inc.	64,600	567,126
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	779,356
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	581,064
	Anhui Conch Cement Co. Ltd., Class H	3,256,500	10,327,397
	Anhui Construction Engineering Group Co. Ltd., Class A	729,216	501,516
#	Anhui Expressway Co. Ltd., Class H	2,510,000	4,456,089
*	Anhui Golden Seed Winery Co. Ltd., Class A	409,800	614,671
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	535,300	534,885
	Anhui Guangxin Agrochemical Co. Ltd., Class A	517,572	1,191,863
	Anhui Gujing Distillery Co. Ltd., Class A	75,502	1,434,540

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,900	$129,968
	Anhui Heli Co. Ltd., Class A	408,400	1,281,022
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	1,004,772
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	317,195	1,033,235
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	519,695
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	52,100	409,880
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	1,147,040
	Anhui Jinhe Industrial Co. Ltd., Class A	324,082	1,107,434
	Anhui Korrun Co. Ltd., Class A	43,600	137,929
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	763,290
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	171,300	183,299
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	790,859
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	495,948	595,554
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	1,151,047
	Anhui XDLK Microsystem Corp. Ltd., Class A	18,126	175,981
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	249,760
	Anhui Xinhua Media Co. Ltd., Class A	838,600	833,606
	Anhui Yingjia Distillery Co. Ltd., Class A	151,821	887,489
	Anhui Yingliu Electromechanical Co. Ltd., Class A	130,820	969,543
		Shares	Value»
CHINA — (Continued)
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	633,900	$1,905,412
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	64,897	2,517,161
	Anjoy Foods Group Co. Ltd., Class A	80,334	1,031,676
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,306,134
*	Anshan Hifichem Co. Ltd., Class A	157,500	411,228
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	75,900	107,594
	ANTA Sports Products Ltd.	5,154,400	51,492,090
	Anton Oilfield Services Group	21,156,000	3,223,695
*	Anyang Iron & Steel, Inc., Class A	1,004,700	366,335
	Aoshikang Technology Co. Ltd., Class A	176,500	1,000,784
	Aotecar New Energy Technology Group Co. Ltd., Class A	1,694,100	782,047
*	Aowei Holdings Ltd.	187,000	7,260
	Apeloa Pharmaceutical Co. Ltd., Class A	412,000	1,088,379
*	ApicHope Pharmaceutical Group Co. Ltd.	93,690	453,572
	Appotronics Corp. Ltd., Class A	180,873	449,272
	APT Medical, Inc., Class A	24,684	823,943
	APT Satellite Holdings Ltd.	2,434,000	1,308,496
*Ω	Archosaur Games, Inc.	38,000	8,138
	Arcsoft Corp. Ltd., Class A	14,806	108,686
	Arctech Solar Holding Co. Ltd., Class A	136,268	880,425
*Ω	Arrail Group Ltd.	448,000	104,945
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	1,988,464
*	Asia Cement China Holdings Corp.	3,848,000	1,163,365

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	AsiaInfo Technologies Ltd.	1,446,800	$1,586,153
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	639,700
	Asymchem Laboratories Tianjin Co. Ltd., Class A	42,960	612,132
	Aurisco Pharmaceutical Co. Ltd., Class A	107,900	445,677
	Autel Intelligent Technology Corp. Ltd., Class A	131,948	663,910
	Autobio Diagnostics Co. Ltd., Class A	70,755	373,370
	Autohome, Inc., ADR	49,319	1,086,991
*	Autostreets Development Ltd.	416,800	144,872
	Avary Holding Shenzhen Co. Ltd., Class A	353,431	2,900,068
	AviChina Industry & Technology Co. Ltd., Class H	18,890,212	10,020,060
	Avicopter PLC, Class A	143,400	755,004
	Bafang Electric Suzhou Co. Ltd., Class A	103,527	450,901
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	44,500	51,557
*	BAIC Foton Motor Co. Ltd., Class A	3,112,600	1,321,019
#*Ω	BAIC Motor Corp. Ltd., Class H	17,287,000	4,091,364
*	Baidu, Inc. (9888 HK), Class A	2,685,950	51,483,076
*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	48,592,679
	Baimtec Material Co. Ltd., Class A	35,407	339,344
Ω	BAIOO Family Interactive Ltd.	8,732,000	450,852
#*Ω	Bairong, Inc.	1,061,000	1,507,976
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	3,241,191
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,519,484
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,653,397
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,049,850
		Shares	Value»
CHINA — (Continued)
	Bank of China Ltd., Class H	175,981,702	$105,093,319
	Bank of Chongqing Co. Ltd., Class H	4,748,500	4,777,441
	Bank of Communications Co. Ltd., Class H	18,192,618	15,629,112
*	Bank of Gansu Co. Ltd., Class H	858,000	27,373
	Bank of Guiyang Co. Ltd., Class A	1,027,200	858,593
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,343,195
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	6,447,781
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,840,972
	Bank of Ningbo Co. Ltd., Class A	1,376,249	6,129,798
Ω	Bank of Qingdao Co. Ltd., Class H	1,707,500	920,380
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,829,119
	Bank of Suzhou Co. Ltd., Class A	1,134,859	1,344,195
	Bank of Tianjin Co. Ltd., Class H	324,500	99,780
	Bank of Xi'an Co. Ltd., Class A	1,355,569	731,642
Ω	Bank of Zhengzhou Co. Ltd., Class H	1,142,000	165,054
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	344,807	695,198
	Baoji Titanium Industry Co. Ltd., Class A	105,000	575,810
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	5,209,801
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	958,711
*	Baotailong New Materials Co. Ltd., Class A	582,200	304,546
	Baowu Magnesium Technology Co. Ltd., Class A	327,163	875,508
	Baoxiniao Holding Co. Ltd., Class A	1,033,152	599,009
	Baoye Group Co. Ltd., Class H	1,540,440	833,439
*	Baozun, Inc. (9991 HK), Class A	21,000	18,892

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (BZUN US), Sponsored ADR	324,602	$869,933
*	BaTeLab Co. Ltd., Class H	28,500	158,358
#	BBMG Corp., Class H	17,541,404	1,841,175
	BBMG Jidong Cement Group Co. Ltd., Class A	1,515,707	1,088,013
#*	Be Friends Holding Ltd.	2,038,000	253,495
	Bear Electric Appliance Co. Ltd., Class A	83,396	519,280
	Beauty Farm Medical & Health Industry, Inc.	49,500	168,372
	Befar Group Co. Ltd., Class A	1,117,900	897,530
	Beibuwan Port Co. Ltd., Class A	845,645	1,189,481
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	25,500	60,877
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	218,866
*	Beijing BDStar Navigation Co. Ltd., Class A	41,700	261,943
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	456,179
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	155,900	148,679
*	Beijing Capital Development Co. Ltd., Class A	1,062,100	853,648
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,869,221
#*	Beijing Capital International Airport Co. Ltd., Class H	13,794,000	4,690,405
	Beijing Changjiu Logistics Corp., Class A	282,200	300,475
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	761,891
		Shares	Value»
CHINA — (Continued)
*	Beijing Compass Technology Development Co. Ltd., Class A	13,882	$247,534
	Beijing Dabeinong Technology Group Co. Ltd., Class A	990,600	653,338
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	474,864
	Beijing Easpring Material Technology Co. Ltd., Class A	147,200	1,213,438
*	Beijing eGOVA Co. Ltd., Class A	206,600	439,566
	Beijing Energy International Holding Co. Ltd.	2,384,000	359,671
	Beijing Enterprises Holdings Ltd.	3,781,028	17,127,937
	Beijing Enterprises Water Group Ltd.	29,236,469	10,064,978
	Beijing Fengjing Automotive Parts Co. Ltd.	1,118,700	674,846
	Beijing Gehua CATV Network Co. Ltd., Class A	1,093,000	1,286,078
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	960,228	1,401,542
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,306,256	893,131
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	1,379,678
*	Beijing Health Holdings Ltd.	3,282,000	25,979
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	822,843
	Beijing Jetsen Technology Co. Ltd., Class A	1,295,891	1,129,265
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,352,000	2,193,879
	Beijing Jingyeda Technology Co. Ltd., Class A	86,590	254,328
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,246,970	688,797

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Kingsoft Office Software, Inc., Class A	6,724	$325,465
*	Beijing Leike Defense Technology Co. Ltd., Class A	613,000	1,173,715
	Beijing New Building Materials PLC, Class A	385,379	1,547,327
*	Beijing North Star Co. Ltd., Class H	4,896,000	494,442
	Beijing Oriental Jicheng Co. Ltd., Class A	99,700	405,332
	Beijing Originwater Technology Co. Ltd., Class A	1,840,173	1,067,220
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	532,393
	Beijing Roborock Technology Co. Ltd., Class A	43,978	902,190
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	181,914	455,276
	Beijing Sanyuan Foods Co. Ltd., Class A	977,900	767,457
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	22,886	36,454
	Beijing SDL Technology Co. Ltd., Class A	113,900	155,874
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	304,797
	Beijing Shougang Co. Ltd., Class A	1,391,400	1,128,876
	Beijing Shunxin Agriculture Co. Ltd., Class A	363,200	776,282
	Beijing Sifang Automation Co. Ltd., Class A	137,800	740,139
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	1,241,337
*	Beijing Sinohytec Co. Ltd., Class H	59,740	190,501
	Beijing SL Pharmaceutical Co. Ltd., Class A	552,165	609,566
		Shares	Value»
CHINA — (Continued)
*	Beijing Sojo Electric Co. Ltd., Class A	131,300	$244,822
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	984,245	542,365
	Beijing Strong Biotechnologies, Inc., Class A	370,005	704,094
*	Beijing SuperMap Software Co. Ltd., Class A	163,900	454,431
	Beijing Teamsun Technology Co. Ltd., Class A	389,480	1,171,703
*	Beijing Thunisoft Corp. Ltd., Class A	616,800	689,004
	Beijing Tiantan Biological Products Corp. Ltd., Class A	278,844	668,075
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	2,012,925
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	704,715
	Beijing Tricolor Technology Co. Ltd., Class A	15,400	365,919
#*	Beijing UBOX Online Technology Corp., Class H	71,000	22,157
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	1,148,844
	Beijing United Information Technology Co. Ltd., Class A	334,774	1,302,688
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	303,179
	Beijing Wandong Medical Technology Co. Ltd., Class A	374,400	858,606
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	124,627
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	764,159

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	$1,339,745
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	708,622
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	293,905	605,915
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	4,581,232
*	Beisen Holding Ltd.	22,600	17,141
*	Beken Corp., Class A	56,300	316,899
*	Bengang Steel Plates Co. Ltd., Class A	657,918	342,192
*	BeOne Medicines Ltd., Class H	243,900	6,432,356
*	BeOne Medicines Ltd. (BGNE US), ADR	10,157	3,457,240
	Best Pacific International Holdings Ltd.	1,578,000	651,185
	Bestore Co. Ltd., Class A	227,252	389,845
*	Bestway Marine & Energy Technology Co. Ltd., Class A	839,200	980,007
	Bethel Automotive Safety Systems Co. Ltd., Class A	133,600	992,398
	Betta Pharmaceuticals Co. Ltd., Class A	76,456	518,495
*	Better Life Commercial Chain Share Co. Ltd., Class A	634,700	466,283
	Beyondsoft Corp., Class A	261,600	523,830
*	BGI Genomics Co. Ltd., Class A	91,500	666,026
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	173,100	452,823
	Biem.L.Fdlkk Garment Co. Ltd., Class A	424,400	921,096
#*	Bilibili, Inc., Class Z	335,980	11,510,609
	Binhai Investment Co. Ltd.	1,401,053	203,099
#	Binjiang Service Group Co. Ltd.	414,500	1,217,374
		Shares	Value»
CHINA — (Continued)
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	98,000	$549,312
*	Biwin Storage Technology Co. Ltd., Class A	22,622	603,989
	Black Peony Group Co. Ltd., Class A	586,282	817,100
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	36,370	234,641
#Ω	Blue Moon Group Holdings Ltd.	2,612,000	939,242
*	Blue Sail Medical Co. Ltd., Class A	562,828	479,450
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	364,720	1,223,080
	Bluestar Adisseo Co., Class A	341,100	470,714
Ω	BOC Aviation Ltd.	1,428,500	14,798,753
	BOC International China Co. Ltd., Class A	334,200	653,642
*	BOE HC SemiTek Corp.	932,700	1,118,248
	BOE Technology Group Co. Ltd., Class A	9,193,679	5,782,964
#	BOE Varitronix Ltd.	2,672,000	1,660,462
*	Bohai Leasing Co. Ltd., Class A	1,919,585	1,228,479
*	Bomin Electronics Co. Ltd., Class A	355,000	601,572
	Bosideng International Holdings Ltd.	25,328,157	15,457,681
	BOTH Engineering Technology Co. Ltd., Class A	273,000	727,974
	Boyaa Interactive International Ltd.	566,000	239,841
	Bright Dairy & Food Co. Ltd., Class A	888,369	1,019,567
*	Bright Real Estate Group Co. Ltd., Class A	866,305	512,186
	BrightGene Bio-Medical Technology Co. Ltd., Class A	13,581	91,354
*	Brii Biosciences Ltd.	186,500	36,017

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings Ltd.	20,104,000	$10,394,644
	Bros Eastern Co. Ltd., Class A	750,400	765,973
*	Brother Enterprises Holding Co. Ltd., Class A	443,200	474,941
*	B-Soft Co. Ltd., Class A	636,815	496,747
	BTG Hotels Group Co. Ltd., Class A	517,771	1,281,691
#*	Burning Rock Biotech Ltd., ADR	1,360	46,322
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	583,055	907,111
	BYD Co. Ltd., Class H	6,044,400	75,354,669
#	BYD Electronic International Co. Ltd.	6,551,222	27,972,414
	By-health Co. Ltd., Class A	514,829	902,664
*	C C Land Holdings Ltd.	13,761,530	2,113,744
	C&D International Investment Group Ltd.	5,098,325	10,502,091
#	C&D Property Management Group Co. Ltd.	1,786,000	615,161
	C&S Paper Co. Ltd., Class A	837,890	983,054
	Caitong Securities Co. Ltd., Class A	777,690	1,041,743
#*Ω	CALB Group Co. Ltd., Class H	646,700	2,039,428
	Camel Group Co. Ltd., Class A	968,500	1,322,368
	Cangzhou Dahua Co. Ltd., Class A	23,900	78,034
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	981,068	689,758
	Canmax Technologies Co. Ltd., Class A	142,880	946,022
	Canny Elevator Co. Ltd., Class A	538,800	625,999
#*Ω	CanSino Biologics, Inc., Class H	71,400	322,118
*	Capital Environment Holdings Ltd.	15,292,000	182,116
*	Capitalonline Data Service Co. Ltd., Class A	35,200	129,322
		Shares	Value»
CHINA — (Continued)
	Carpenter Tan Holdings Ltd.	29,000	$28,744
	Castech, Inc., Class A	179,157	1,814,296
	Cathay Biotech, Inc., Class A	62,443	522,441
Ω	Cathay Group Holdings, Inc.	1,408,000	189,965
	CCCC Design & Consulting Group Co. Ltd., Class A	624,800	666,551
	CCS Supply Chain Management Co. Ltd., Class A	615,600	336,707
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	1,076,884
	CECEP Wind-Power Corp., Class A	2,027,790	901,714
	Center International Group Co. Ltd., Class A	235,500	522,922
	Central China Land Media Co. Ltd., Class A	877,003	1,612,782
*††	Central China Management Co. Ltd.	6,510,074	88,333
	Central China New Life Ltd.	1,332,000	90,475
#	Central China Securities Co. Ltd., Class H	6,542,000	1,852,206
*	CETC Chips Technology, Inc., Class A	122,100	383,092
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	290,044
	CETC Digital Technology Co. Ltd., Class A	138,905	555,872
	CETC Potevio Science&Technology Co. Ltd., Class A	52,300	235,660
	CGN New Energy Holdings Co. Ltd.	13,598,000	4,579,480
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	625,889
Ω	CGN Power Co. Ltd., Class H	24,536,000	10,230,897
	Changbai Mountain Tourism Co. Ltd., Class A	265,678	1,694,300

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	$725,026
	Changchun High-Tech Industry Group Co. Ltd., Class A	67,418	930,399
	Changchun UP Optotech Co. Ltd., Class A	63,500	496,360
	Changhong Meiling Co. Ltd., Class A	751,700	719,381
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	715,725	489,597
	Changjiang Publishing & Media Co. Ltd., Class A	1,061,200	1,404,574
	Changjiang Securities Co. Ltd., Class A	1,004,899	1,251,903
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	427,328
*	ChangYuan Technology Group Ltd., Class A	433,400	286,098
	Changzheng Engineering Technology Co. Ltd., Class A	303,900	1,498,989
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	744,876
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	53,720	1,066,695
*	Chanjet Information Technology Co. Ltd., Class H	50,100	51,254
	Chaoju Eye Care Holdings Ltd.	1,013,000	348,336
	Chaowei Power Holdings Ltd.	4,219,000	743,281
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	1,071,954
Ω	Cheerwin Group Ltd.	1,471,000	454,260
*	Chen Lin Education Group Holdings Ltd.	638,000	102,921
	Cheng De Lolo Co. Ltd., Class A	831,120	1,025,721
		Shares	Value»
CHINA — (Continued)
*	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	$229,849
	Chengdu B-Ray Media Co. Ltd., Class A	830,500	721,012
	Chengdu CORPRO Technology Co. Ltd., Class A	25,100	109,102
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	320,230	540,286
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	309,076
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	599,972
	Chengdu Haoneng Technology Co. Ltd., Class A	158,191	291,484
	Chengdu Hi-tech Development Co. Ltd., Class A	41,100	299,153
	Chengdu Hongqi Chain Co. Ltd., Class A	1,074,800	914,154
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	293,841	1,240,765
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	884,108
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	800,889
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	90,035	567,255
	Chengdu Spaceon Electronics Co. Ltd., Class A	70,548	215,213
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	1,266,701
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	722,742
	Chengtun Mining Group Co. Ltd., Class A	520,300	1,183,282

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chenguang Biotech Group Co. Ltd., Class A	317,946	$619,672
*	Chengxin Lithium Group Co. Ltd., Class A	255,000	1,300,398
	Chengzhi Co. Ltd., Class A	609,800	803,226
#	Chervon Holdings Ltd.	391,700	1,211,169
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	3,156,010
*††	Chiho Environmental Group Ltd.	602,000	6,165
*	China Aerospace International Holdings Ltd.	12,950,600	1,025,233
*	China Agriculture Development Seed Group Co. Ltd., Class A	381,700	484,703
	China Aircraft Leasing Group Holdings Ltd.	1,968,477	1,221,404
*	China Aluminum International Engineering Corp. Ltd., Class H	552,000	190,551
	China Animal Husbandry Industry Co. Ltd., Class A	599,701	705,395
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,132,269
	China Baoan Group Co. Ltd., Class A	542,612	749,242
	China Bester Group Telecom Co. Ltd., Class A	40,690	150,759
	China BlueChemical Ltd., Class H	13,925,122	4,841,474
*Ω	China Bohai Bank Co. Ltd., Class H	9,610,500	1,119,717
*	China Boton Group Co. Ltd.	172,000	39,627
	China CAMC Engineering Co. Ltd., Class A	670,993	847,874
	China Chengtong Development Group Ltd.	546,000	8,469
#	China Chunlai Education Group Co. Ltd.	735,000	360,312
		Shares	Value»
CHINA — (Continued)
#	China Cinda Asset Management Co. Ltd., Class H	76,588,000	$13,032,234
	China CITIC Bank Corp. Ltd., Class H	28,167,607	26,235,082
#	China Coal Energy Co. Ltd., Class H	11,418,168	16,711,304
	China Coal Xinji Energy Co. Ltd., Class A	1,144,300	1,206,244
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Communications Services Corp. Ltd., Class H	18,417,327	11,185,120
#*	China Conch Environment Protection Holdings Ltd.	10,016,000	679,547
	China Conch Venture Holdings Ltd.	10,350,500	14,142,560
	China Construction Bank Corp., Class H	186,235,302	188,047,402
	China CSSC Holdings Ltd., Class A	181,178	874,488
	China CYTS Tours Holding Co. Ltd., Class A	514,300	731,105
#	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,867,249
	China Design Group Co. Ltd., Class A	677,445	792,646
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	13,942,000	2,874,225
#††	China Dili Group	10,753,661	170,416
	China Dongxiang Group Co. Ltd.	15,077,888	857,026
Ω	China East Education Holdings Ltd.	4,307,500	3,147,078
#*	China Eastern Airlines Corp. Ltd., Class H	7,290,000	5,052,585
#	China Education Group Holdings Ltd.	8,161,012	3,178,878
	China Electronics Huada Technology Co. Ltd.	5,610,000	974,850
*	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	186,893

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	16,844,000	$2,477,608
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,522,841
*	China Enterprise Co. Ltd., Class A	1,069,001	453,826
#	China Everbright Bank Co. Ltd., Class H	7,418,000	3,091,941
	China Everbright Environment Group Ltd.	17,391,777	11,190,054
Ω	China Everbright Greentech Ltd.	1,282,000	151,090
#	China Everbright Ltd.	6,680,896	8,379,230
*	China Express Airlines Co. Ltd., Class A	627,600	947,797
Ω	China Feihe Ltd.	29,275,000	14,541,840
	China Film Group Co. Ltd., Class A	322,900	825,650
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	1,182,065
	China Foods Ltd.	8,514,000	4,716,228
	China Galaxy Securities Co. Ltd., Class H	13,405,000	18,025,656
#	China Gas Holdings Ltd.	19,585,548	19,400,518
	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	41,068,077
	China Great Wall Securities Co. Ltd., Class A	583,600	826,484
*	China Greatwall Technology Group Co. Ltd., Class A	162,600	371,236
	China Hainan Rubber Industry Group Co. Ltd., Class A	397,500	420,286
	China Haisum Engineering Co. Ltd., Class A	218,000	346,613
#	China Hanking Holdings Ltd.	4,987,000	2,653,572
*	China Harmony Auto Holding Ltd.	5,879,000	772,962
	China Harzone Industry Corp. Ltd., Class A	187,900	225,828
		Shares	Value»
CHINA — (Continued)
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	$560,666
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	918,243
	China Hongqiao Group Ltd.	15,098,000	69,053,286
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,476
Ω	China International Capital Corp. Ltd., Class H	4,155,600	11,262,421
	China International Marine Containers Group Co. Ltd., Class H	5,619,740	6,389,732
	China Isotope & Radiation Corp., Class H	314,600	882,580
#	China Jinmao Holdings Group Ltd.	43,403,459	9,613,137
	China Jushi Co. Ltd., Class A	858,407	2,638,618
	China Kepei Education Group Ltd.	3,464,000	588,950
	China Kings Resources Group Co. Ltd., Class A	189,770	540,089
	China Leadshine Technology Co. Ltd., Class A	119,900	691,270
	China Lesso Group Holdings Ltd.	9,480,000	7,282,789
	China Life Insurance Co. Ltd., Class H	5,744,000	25,562,162
	China Lilang Ltd.	3,503,000	1,502,591
*Ω	China Literature Ltd.	1,809,000	8,279,988
*	China Longevity Group Co. Ltd.	893,399	1,144
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,795,980
*	China Maple Leaf Educational Systems Ltd.	12,386,000	546,981
#	China Medical System Holdings Ltd.	9,950,800	17,849,371
	China Meheco Group Co. Ltd., Class A	528,901	827,598
#	China Meidong Auto Holdings Ltd.	5,014,000	937,338

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	18,060,000	$37,716,114
#	China Merchants Bank Co. Ltd., Class H	15,816,646	96,633,301
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	4,088,312
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	336,562
*	China Merchants Land Ltd.	12,962,000	480,917
	China Merchants Port Holdings Co. Ltd.	9,271,122	18,659,048
	China Merchants Property Operation & Service Co. Ltd., Class A	911,200	1,544,412
Ω	China Merchants Securities Co. Ltd., Class H	1,193,060	2,228,387
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	715,204	1,087,500
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
#	China Minsheng Banking Corp. Ltd., Class H	15,576,460	7,750,426
#	China Modern Dairy Holdings Ltd.	23,804,000	4,729,357
	China National Accord Medicines Corp. Ltd., Class A	301,429	1,130,263
	China National Building Material Co. Ltd., Class H	17,948,616	12,910,408
	China National Chemical Engineering Co. Ltd., Class A	1,312,300	1,680,390
	China National Electric Apparatus Research Institute Co. Ltd., Class A	109,955	481,061
	China National Gold Group Gold Jewellery Co. Ltd., Class A	679,583	1,432,283
		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	246,682	$1,031,863
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,260,955
*	China National Software & Service Co. Ltd., Class A	18,000	116,921
*Ω	China New Higher Education Group Ltd.	9,898,457	1,141,871
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	899,800	1,011,861
#	China Nonferrous Mining Corp. Ltd.	12,502,000	24,779,756
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	289,518	2,129,475
*	China Nuclear Energy Technology Corp. Ltd.	1,108,000	68,863
*	China Oil & Gas Group Ltd.	33,760,000	748,091
	China Oilfield Services Ltd., Class H	13,246,000	14,557,856
	China Oriental Group Co. Ltd.	8,182,000	1,456,885
#	China Overseas Grand Oceans Group Ltd.	13,522,450	4,575,539
	China Overseas Land & Investment Ltd.	10,323,533	18,501,979
	China Overseas Property Holdings Ltd.	9,261,344	5,156,083
#	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	46,829,807
	China Petroleum & Chemical Corp., Class H	76,532,400	52,669,968
	China Petroleum Engineering Corp., Class A	621,600	373,904
#	China Power International Development Ltd.	22,822,600	9,520,101
*††	China Properties Investment Holdings Ltd.	397,000	0

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Publishing & Media Co. Ltd., Class A	1,384,593	$1,449,634
	China Qinfa Group Ltd.	1,348,000	723,546
	China Railway Group Ltd., Class H	11,382,000	6,568,255
	China Railway Hi-tech Industry Co. Ltd., Class A	798,600	960,917
	China Railway Materials Co. Ltd., Class A	1,513,500	633,791
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,179,000	3,364,550
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	1,006,446
*	China Rare Earth Holdings Ltd.	9,802,399	658,755
*	China Rare Earth Resources & Technology Co. Ltd., Class A	23,500	181,656
#	China Reinsurance Group Corp., Class H	36,551,000	8,237,405
*Ω	China Renaissance Holdings Ltd.	521,500	264,549
*	China Resource & Environment Co. Ltd., Class A	1,036,600	635,226
	China Resources Beer Holdings Co. Ltd.	9,037,161	30,233,102
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	275,700	910,328
	China Resources Building Materials Technology Holdings Ltd.	17,968,946	3,927,190
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,024,733
#	China Resources Gas Group Ltd.	6,707,700	18,453,797
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	409,800	1,466,021
	China Resources Land Ltd.	14,481,610	56,712,675
		Shares	Value»
CHINA — (Continued)
#	China Resources Medical Holdings Co. Ltd.	6,968,000	$2,889,913
	China Resources Microelectronics Ltd., Class A	48,115	441,354
#Ω	China Resources Mixc Lifestyle Services Ltd.	2,217,800	13,115,994
#Ω	China Resources Pharmaceutical Group Ltd.	13,015,500	7,577,385
#	China Resources Power Holdings Co. Ltd.	6,312,820	14,379,478
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	325,918	1,318,468
#	China Risun Group Ltd.	8,767,000	3,085,126
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	52,785
#*	China Ruyi Holdings Ltd.	28,888,000	7,989,512
*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	3,722,415
	China Science Publishing & Media Ltd., Class A	73,700	222,991
*	China Shanshui Cement Group Ltd.	80,000	6,072
*Ω	China Shengmu Organic Milk Ltd.	7,314,000	370,614
#	China Shenhua Energy Co. Ltd., Class H	11,588,000	63,758,404
	China Shineway Pharmaceutical Group Ltd.	2,524,000	3,058,376
*	China Silver Group Ltd.	1,270,000	108,885
	China South Publishing & Media Group Co. Ltd., Class A	556,834	884,446
#*	China Southern Airlines Co. Ltd., Class H	8,720,000	6,474,302
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	719,727

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	$327,272
	China Starch Holdings Ltd.	20,505,000	480,927
	China State Construction Development Holdings Ltd.	4,174,000	640,331
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,699,528
	China State Construction International Holdings Ltd.	15,964,000	19,176,087
	China Sunshine Paper Holdings Co. Ltd.	5,651,500	944,916
#	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	5,177,026
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	45,518,901
	China Testing & Certification International Group Co. Ltd., Class A	417,388	393,916
	China Tianying, Inc., Class A	1,902,956	1,672,530
	China Tobacco International HK Co. Ltd.	1,406,000	6,935,147
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	195,600	2,269,444
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	62,517	803,482
Ω	China Tower Corp. Ltd., Class H	25,360,500	36,488,095
#	China Traditional Chinese Medicine Holdings Co. Ltd.	22,278,000	5,874,749
	China TransInfo Technology Co. Ltd., Class A	398,842	707,789
#*	China Travel International Investment Hong Kong Ltd.	15,643,892	2,743,083
		Shares	Value»
CHINA — (Continued)
	China Tungsten & Hightech Materials Co. Ltd., Class A	462,260	$3,205,964
*	China Union Holdings Ltd., Class A	1,068,200	913,109
#*	China Vanke Co. Ltd., Class H	7,058,876	3,430,018
	China Vered Financial Holding Corp. Ltd.	2,060,500	288,306
	China Wafer Level CSP Co. Ltd., Class A	83,494	379,739
#	China Water Affairs Group Ltd.	5,352,000	3,694,290
	China West Construction Group Co. Ltd., Class A	689,800	600,846
	China World Trade Center Co. Ltd., Class A	243,400	719,094
	China XD Electric Co. Ltd., Class A	744,100	1,549,254
	China XLX Fertiliser Ltd.	5,425,000	7,783,355
	China Yangtze Power Co. Ltd., Class A	2,583,803	9,799,518
#	China Yongda Automobiles Services Holdings Ltd.	9,086,500	1,817,240
#*Ω	China Youran Dairy Group Ltd.	6,494,000	3,707,990
*Ω	China Yuhua Education Corp. Ltd.	16,746,000	1,200,751
	China Zhenhua Group Science & Technology Co. Ltd., Class A	105,500	827,182
	China Zheshang Bank Co. Ltd., Class H	4,538,599	1,453,795
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	390,300	547,006
#	Chinasoft International Ltd.	18,842,000	12,126,760
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	876,572	1,184,157
*	Chongqing Afari Technology Co. Ltd., Class A	250,800	382,226

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Brewery Co. Ltd., Class A	106,400	$797,514
	Chongqing Changan Automobile Co. Ltd., Class A	1,873,998	2,997,907
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	984,321
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	531,300	241,184
	Chongqing Department Store Co. Ltd., Class A	244,221	864,994
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	1,110,217
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	865,173
	Chongqing Gas Group Corp. Ltd., Class A	1,112,300	923,759
	Chongqing Machinery & Electric Co. Ltd., Class H	3,655,962	1,147,887
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	113,800	243,531
	Chongqing Port Co. Ltd., Class A	1,174,600	925,575
	Chongqing Road & Bridge Co. Ltd., Class A	864,600	791,008
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	12,009,011
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,640,435
	Chongqing Shunbo Aluminum Co. Ltd., Class A	221,800	266,960
*	Chongqing Taiji Industry Group Co. Ltd., Class A	407,300	1,028,235
	Chongqing Zhifei Biological Products Co. Ltd., Class A	257,017	642,609
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	266,846
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	493,694	1,602,793
		Shares	Value»
CHINA — (Continued)
#	Chow Tai Fook Jewellery Group Ltd.	2,750,000	$5,054,197
	Chow Tai Seng Jewellery Co. Ltd., Class A	504,089	923,317
#*	CIFI Holdings Group Co. Ltd.	1,650,000	21,747
	CIG Shanghai Co. Ltd., Class A	55,000	894,202
	CIMC Enric Holdings Ltd.	5,994,000	8,501,637
*	Cinda Real Estate Co. Ltd., Class A	931,700	460,995
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	845,275
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,187,600	493,193
	CITIC Heavy Industries Co. Ltd., Class A	617,700	674,780
	CITIC Ltd.	14,587,567	23,313,558
	CITIC Press Corp., Class A	118,400	511,566
	CITIC Resources Holdings Ltd.	17,348,000	1,130,046
	CITIC Securities Co. Ltd., Class H	4,231,650	15,836,094
	City Development Environment Co. Ltd., Class A	506,640	1,027,618
#*	Citychamp Watch & Jewellery Group Ltd.	9,834,000	211,850
*	ClouDr Group Ltd.	521,300	58,709
#*	CMGE Technology Group Ltd.	10,146,000	492,955
	CMOC Group Ltd., Class H	17,772,000	49,949,343
	CMST Development Co. Ltd., Class A	1,269,800	1,083,671
	CNGR Advanced Material Co. Ltd., Class A	197,499	1,556,799
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,684,938
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	836,020	1,110,366
*	COFCO Biotechnology Co. Ltd., Class A	800,915	778,273

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COFCO Capital Holdings Co. Ltd., Class A	235,700	$384,057
#*	COFCO Joycome Foods Ltd.	20,945,000	4,496,819
	COFCO Sugar Holding Co. Ltd., Class A	757,753	1,933,203
	Cofoe Medical Technology Co. Ltd., Class A	97,650	740,343
*	COL Group Co. Ltd., Class A	32,800	149,790
	Comba Telecom Systems Holdings Ltd.	11,248,000	3,274,860
	Concord New Energy Group Ltd.	50,465,909	2,063,630
*	Congyu Intelligent Agricultural Holdings Ltd.	100,000	20,241
	Consun Pharmaceutical Group Ltd.	3,340,000	7,722,228
	Contec Medical Systems Co. Ltd., Class A	66,800	148,358
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	46,613,250
	Continental Aerospace Technologies Holding Ltd.	17,942,207	389,871
	COSCO SHIPPING Development Co. Ltd., Class H	25,500,300	3,625,951
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,722,000	15,711,693
#	COSCO SHIPPING Holdings Co. Ltd., Class H	14,798,849	26,001,018
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,941,024
#	COSCO SHIPPING Ports Ltd.	8,669,663	6,869,842
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	1,005,900	1,130,794
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	285,674
		Shares	Value»
CHINA — (Continued)
	Cosonic Intelligent Technologies Co. Ltd., Class A	181,200	$432,139
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	996,859
*	Crazy Sports Group Ltd.	16,280,600	191,601
	CRRC Corp. Ltd., Class H	12,946,000	9,617,147
	Crystal Clear Electronic Material Co. Ltd., Class A	255,766	646,893
Ω	CSC Financial Co. Ltd., Class H	1,169,000	1,884,224
	CSG Holding Co. Ltd., Class A	1,190,296	796,612
*	CSG Smart Science&Technology Co. Ltd., Class A	253,900	418,114
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	97,857	548,513
#	CSPC Pharmaceutical Group Ltd.	53,636,400	65,797,687
#	CSSC Hong Kong Shipping Co. Ltd.	11,548,000	3,160,799
	CSSC Science & Technology Co. Ltd., Class A	386,400	638,299
	CTS International Logistics Corp. Ltd., Class A	1,080,550	927,917
*	Cutia Therapeutics, Class H	5,400	3,328
*	CWT International Ltd.	23,990,000	893,521
*	Cybrid Technologies, Inc., Class A	165,000	383,792
*	Daan Gene Co. Ltd., Class A	786,280	747,254
	Dajin Heavy Industry Co. Ltd., Class A	107,700	953,154
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,594,163	1,644,658
#*	Dalipal Holdings Ltd.	1,812,000	1,418,658
#*	Damai Entertainment Holdings Ltd.	87,520,000	11,047,466
	Daphne International Holdings Ltd.	130,000	6,748
	Daqin Railway Co. Ltd., Class A	2,784,238	2,011,461
	Dashang Co. Ltd., Class A	293,672	769,209

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	362,856	$1,044,491
#	Datang International Power Generation Co. Ltd., Class H	12,070,000	3,627,276
*	Datang Telecom Technology Co. Ltd., Class A	244,900	338,254
*	Dawei Technology Guangdong Group Co. Ltd., Class A	94,600	137,542
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	848,877
	Dazhong Transportation Group Co. Ltd., Class A	793,800	650,848
	Dazzle Fashion Co. Ltd., Class A	83,600	158,771
*	DBAPP Security Ltd., Class A	38,474	310,191
	DBG Technology Co. Ltd., Class A	150,256	535,879
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	1,259,230
	Deppon Logistics Co. Ltd., Class A	455,000	1,234,331
*	Dezhan Healthcare Co. Ltd., Class A	1,061,300	657,822
	DHC Software Co. Ltd., Class A	697,312	972,177
	Dian Diagnostics Group Co. Ltd., Class A	341,679	1,174,877
	Digital China Group Co. Ltd., Class A	258,125	1,409,449
#	Digital China Holdings Ltd.	4,377,000	1,491,752
*	Digital China Information Service Group Co. Ltd., Class A	361,457	837,989
*	Dingdang Health Technology Group Ltd.	668,000	83,677
	Do-Fluoride New Materials Co. Ltd., Class A	237,951	991,589
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	967,156
		Shares	Value»
CHINA — (Continued)
#	Dongfang Electric Corp. Ltd., Class H	1,788,600	$5,829,440
	Dongfang Electronics Co. Ltd., Class A	347,053	658,011
	DongFeng Automobile Co. Ltd., Class A	403,200	402,109
	Dongfeng Electronic Technology Co. Ltd., Class A	295,530	504,464
#*	Dongfeng Motor Group Co. Ltd., Class H	16,158,000	18,679,621
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	885,807
	Dongguan Development Holdings Co. Ltd., Class A	420,100	664,675
	Dongguan Rural Commercial Bank Co. Ltd., Class H	50,000	22,071
	Dongguan Yutong Optical Technology Co. Ltd., Class A	154,300	600,737
	Donghua Testing Technology Co. Ltd., Class A	36,300	224,841
*	Dongjiang Environmental Co. Ltd., Class H	546,995	165,760
	Dongxing Securities Co. Ltd., Class A	581,155	1,162,027
	Dongyue Group Ltd.	13,139,000	20,597,361
	Double Medical Technology, Inc., Class A	20,500	150,923
*	Doushen Beijing Education & Technology, Inc., Class A	65,500	67,168
	DouYu International Holdings Ltd., ADR	67,516	430,075
*	DPC Dash Ltd.	88,500	749,587
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	1,960,897
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	1,793,768
#*Ω	East Buy Holding Ltd.	1,287,000	4,397,421
	East Money Information Co. Ltd., Class A	923,330	3,014,941

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eastcompeace Technology Co. Ltd., Class A	184,700	$614,231
	Eastern Communications Co. Ltd., Class A	177,500	472,471
*	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	931,816
	E-Commodities Holdings Ltd.	9,880,000	1,125,576
	Ecovacs Robotics Co. Ltd., Class A	74,692	770,727
	Edan Instruments, Inc., Class A	254,388	523,736
	Edifier Technology Co. Ltd., Class A	272,800	482,933
	Edvantage Group Holdings Ltd.	3,152,088	609,484
#	EEKA Fashion Holdings Ltd.	2,155,500	1,951,433
	EIT Environmental Development Group Co. Ltd., Class A	145,919	514,487
	Electric Connector Technology Co. Ltd., Class A	162,850	999,595
*††	Elion Energy Co. Ltd., Class A	1,910,265	19,244
	EmbedWay Technologies Shanghai Corp., Class A	57,300	238,508
	ENN Energy Holdings Ltd.	2,716,000	23,381,339
	ENN Natural Gas Co. Ltd., Class A	662,095	1,858,266
	Eoptolink Technology, Inc. Ltd., Class A	137,261	8,258,824
	Era Co. Ltd., Class A	762,200	493,202
	Espressif Systems Shanghai Co. Ltd., Class A	14,875	359,964
	Essex Bio-technology Ltd.	1,795,000	971,069
*	Estun Automation Co. Ltd., Class A	7,600	25,743
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	623,507
*	ETHK Labs, Inc.	677,000	127,011
	EVA Precision Industrial Holdings Ltd.	9,250,516	1,098,076
	Eve Energy Co. Ltd., Class A	220,597	2,023,884
		Shares	Value»
CHINA — (Continued)
#	Ever Sunshine Services Group Ltd.	5,654,000	$1,326,373
Ω	Everbright Securities Co. Ltd., Class H	1,197,200	1,361,335
*	EverChina International Holdings Co. Ltd.	18,107,500	232,142
*Ω	Everest Medicines Ltd.	411,500	2,050,673
	EverProX Technologies Co. Ltd., Class A	21,700	503,033
#	Excellence Commercial Property & Facilities Management Group Ltd.	990,000	103,809
	Explosive Co. Ltd., Class A	236,300	479,987
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	305,724
	Fangda Carbon New Material Co. Ltd., Class A	806,329	664,977
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	982,366
	Far East Horizon Ltd.	16,837,000	16,842,420
*	Far East Smarter Energy Co. Ltd., Class A	580,000	1,007,280
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	537,877
	FAW Jiefang Group Co. Ltd., Class A	428,900	427,027
	FAWER Automotive Parts Co. Ltd., Class A	1,246,978	982,882
	Feilong Auto Components Co. Ltd., Class A	396,100	1,662,121
*Ω	Feiyu Technology International Co. Ltd.	340,500	29,828
	Fengzhushou Co. Ltd., Class A	14,300	82,923
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	291,037
	FESCO Group Co. Ltd., Class A	188,700	504,520

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	226,700	$1,285,986
	Fibocom Wireless, Inc., Class A	141,494	587,738
*	FIH Mobile Ltd.	1,213,800	3,102,764
*	Financial Street Holdings Co. Ltd., Class A	1,428,957	581,951
#	FinVolution Group, ADR	983,717	5,046,468
	First Capital Securities Co. Ltd., Class A	597,100	595,342
#	First Tractor Co. Ltd., Class H	2,062,000	2,423,084
#*	Flat Glass Group Co. Ltd., Class H	2,305,000	3,221,187
	Focus Lightings Tech Co. Ltd., Class A	454,720	667,883
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,549,778
	Focused Photonics Hangzhou, Inc., Class A	260,000	578,047
*	Focuslight Technologies, Inc., Class A	27,506	996,865
	Foryou Corp., Class A	187,100	857,029
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	550,944
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	2,785,861
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	470,984	575,735
	Fosun International Ltd.	11,497,120	6,116,790
*	Founder Holdings Ltd.	1,088,000	107,073
	Founder Securities Co. Ltd., Class A	730,500	826,227
	Fountain SET Holdings Ltd.	234,000	20,594
	Foxconn Industrial Internet Co. Ltd., Class A	1,694,056	13,995,163
	Friend Co. Ltd., Class A	85,700	169,177
		Shares	Value»
CHINA — (Continued)
#	Fu Shou Yuan International Group Ltd.	8,485,000	$2,805,180
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	218,315
#	Fufeng Group Ltd.	17,110,800	18,515,622
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	348,268
	Fujian Boss Software Development Co. Ltd., Class A	291,996	557,604
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	5,200	74,567
	Fujian Funeng Co. Ltd., Class A	719,783	944,368
	Fujian Fuxin Software Development JSC Ltd., Class A	34,467	529,747
*	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	191,094
	Fujian Longking Co. Ltd., Class A	462,211	1,218,455
	Fujian Qingshan Paper Industry Co. Ltd., Class A	889,000	487,980
*	Fujian Snowman Group Co. Ltd., Class A	304,800	860,367
	Fujian Star-net Communication Co. Ltd., Class A	190,108	782,950
	Fujian Sunner Development Co. Ltd., Class A	430,208	1,066,830
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	728,894
	Fujian Yongfu Power Engineering Co. Ltd., Class A	9,500	38,151
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	421,509
	Fulin Precision Co. Ltd., Class A	294,420	717,684
	Fushun Special Steel Co. Ltd., Class A	870,900	819,408
*	Future Machine Ltd.	619,000	80,561
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,911,600	24,956,813

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	$720,401
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,515,239	11,567,323
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,372,057
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	266,822
	Gansu Shangfeng Cement Co. Ltd., Class A	604,290	1,254,367
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	729,156
	Gaona Aero Material Co. Ltd., Class A	372,700	1,089,336
	Gaush Meditech Ltd.	196,700	178,890
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	1,386,177
	GCL Energy Technology Co. Ltd., Class A	683,495	1,032,033
*	GCL New Energy Holdings Ltd.	2,556,218	432,106
*	GCL System Integration Technology Co. Ltd., Class A	253,800	120,131
#*	GCL Technology Holdings Ltd.	110,638,320	15,307,052
	GD Power Development Co. Ltd., Class A	1,913,278	1,274,592
*	GDS Holdings Ltd. (9698 HK), Class A	4,254,500	23,689,462
#*	GDS Holdings Ltd. (GDS US), ADR	145,833	6,517,277
	Geely Automobile Holdings Ltd.	23,035,000	47,417,377
	GEM Co. Ltd., Class A	1,344,000	1,733,819
*	Gemdale Corp., Class A	1,755,100	820,644
#*	Gemdale Properties & Investment Corp. Ltd.	38,262,000	881,494
	GemPharmatech Co. Ltd., Class A	155,068	389,397
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	6,737,000	$5,294,448
*	Genimous Technology Co. Ltd., Class A	477,000	644,884
#*	Genscript Biotech Corp.	6,064,000	9,954,060
*	Geo-Jade Petroleum Corp., Class A	1,558,900	1,224,655
	Geovis Technology Co. Ltd., Class A	85,677	871,681
	GEPIC Energy Development Co. Ltd., Class A	522,400	517,209
	Getein Biotech, Inc., Class A	282,378	350,312
	GF Securities Co. Ltd., Class H	3,529,200	8,235,592
#Ω	Giant Biogene Holding Co. Ltd.	1,739,800	7,403,296
	Giantec Semiconductor Corp., Class A	18,472	490,418
	Ginlong Technologies Co. Ltd., Class A	99,159	1,183,662
	Glarun Technology Co. Ltd., Class A	91,387	381,494
#*	Global New Material International Holdings Ltd.	474,000	536,654
	GoerTek, Inc., Class A	459,244	1,719,456
	Goke Microelectronics Co. Ltd., Class A	16,700	340,506
	Goldcard Smart Group Co. Ltd., Class A	140,500	324,660
Ω	Golden Throat Holdings Group Co. Ltd.	1,327,500	550,195
	Goldenmax International Group Ltd., Class A	368,071	1,354,855
	Goldpac Group Ltd.	2,119,000	222,698
#	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	9,354,830
*	GOME Retail Holdings Ltd.	8,015,660	16,388
	Goneo Group Co. Ltd., Class A	97,272	585,031
	Goodbaby International Holdings Ltd.	3,839,000	530,894
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	53,536	648,913

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gosuncn Technology Group Co. Ltd., Class A	142,200	$131,100
	Gotion High-tech Co. Ltd., Class A	323,200	1,766,945
	Grand Pharmaceutical Group Ltd.	10,364,500	10,371,193
	Grandblue Environment Co. Ltd., Class A	135,827	577,607
*	Grandjoy Holdings Group Co. Ltd., Class A	1,565,201	881,437
	Great Wall Motor Co. Ltd., Class H	10,215,250	17,403,744
*	Greatoo Intelligent Equipment, Inc., Class A	174,200	193,627
*	Greattown Holdings Ltd., Class A	607,052	438,170
	Gree Electric Appliances, Inc. of Zhuhai, Class A	686,953	3,827,536
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	665,905	809,182
#	Greentown China Holdings Ltd.	8,356,500	11,960,518
#Ω	Greentown Management Holdings Co. Ltd.	2,673,000	1,125,089
	Greentown Service Group Co. Ltd.	11,114,000	6,462,062
	GRG Banking Equipment Co. Ltd., Class A	431,426	798,330
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	1,242,272
	Grinm Advanced Materials Co. Ltd., Class A	65,000	207,865
	Guangdong Advertising Group Co. Ltd., Class A	251,200	437,316
	Guangdong Aofei Data Technology Co. Ltd., Class A	348,643	1,192,659
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	1,090,711	701,460
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	839,992
		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	$464,891
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	425,702	1,097,426
	Guangdong Dongpeng Holdings Co. Ltd., Class A	745,888	788,738
	Guangdong Dowstone Technology Co. Ltd., Class A	162,232	684,901
	Guangdong Electric Power Development Co. Ltd., Class A	340,900	239,810
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	920,368
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	232,200	681,882
	Guangdong Goworld Co. Ltd., Class A	343,600	705,866
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	351,386
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	364,600	643,056
	Guangdong Guanhao High-Tech Co. Ltd., Class A	581,404	294,911
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,355,464
*	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	1,345,942
	Guangdong Hongda Holdings Group Co. Ltd., Class A	164,900	1,162,767
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	548,700	954,495
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	128,600	428,878

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Huate Gas Co. Ltd., Class A	40,695	$385,730
	Guangdong Investment Ltd.	12,158,000	11,494,640
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	166,569	1,030,699
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	205,100	725,155
*	Guangdong Land Holdings Ltd.	1,870,494	55,049
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	213,700	545,383
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,425,235
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	345,100	596,525
	Guangdong Sirio Pharma Co. Ltd., Class A	188,487	635,787
	Guangdong South New Media Co. Ltd., Class A	153,310	1,010,817
	Guangdong Tapai Group Co. Ltd., Class A	469,895	664,144
*	Guangdong TCL Smart Home Appliances Co. Ltd.	614,100	889,075
*	Guangdong Topstar Technology Co. Ltd., Class A	46,762	203,392
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	815,232
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	607,800	1,262,878
*	Guangdong Yowant Technology Group Co. Ltd., Class A	730,279	775,465
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,344,581	509,038
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	75,204	207,188
		Shares	Value»
CHINA — (Continued)
	Guanghui Energy Co. Ltd., Class A	2,456,214	$1,984,537
*	Guanghui Logistics Co. Ltd., Class A	555,700	522,773
	Guangshen Railway Co. Ltd., Class H	10,624,700	2,996,948
	Guangxi Energy Co. Ltd., Class A	408,800	228,262
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	2,273,784
	Guangxi Liugong Machinery Co. Ltd., Class A	623,063	1,019,472
	Guangxi LiuYao Group Co. Ltd., Class A	257,400	673,088
	Guangxi Wuzhou Communications Co. Ltd., Class A	889,863	515,961
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	717,435
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	245,992
#	Guangzhou Automobile Group Co. Ltd., Class H	13,783,690	6,471,524
	Guangzhou Baiyun International Airport Co. Ltd., Class A	669,826	921,327
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,358,000	3,296,217
	Guangzhou Development Group, Inc., Class A	541,900	557,161
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	92,700	601,440
	Guangzhou Haige Communications Group, Inc. Co., Class A	371,150	933,570
	Guangzhou Haoyang Electronic Co. Ltd., Class A	69,400	457,567
	Guangzhou KDT Machinery Group Co. Ltd., Class A	312,310	831,711

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	112,200	$516,119
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	374,400	685,593
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	313,900	237,594
	Guangzhou Port Co. Ltd., Class A	878,400	450,131
#*	Guangzhou R&F Properties Co. Ltd., Class H	1,999,200	145,619
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	806,787
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	87,224	495,917
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	672,127
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	233,860	1,369,002
	Guangzhou Wondfo Biotech Co. Ltd., Class A	290,846	897,033
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	1,112,850
	Guangzhou Zhiguang Electric Co. Ltd., Class A	341,500	636,176
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	507,763
	Guilin Layn Natural Ingredients Corp., Class A	402,820	534,283
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	575,152
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	458,200	278,706
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	139,200	176,920
		Shares	Value»
CHINA — (Continued)
	Guizhou Chanhen Chemical Corp., Class A	240,300	$1,452,104
	Guizhou Gas Group Corp. Ltd., Class A	854,160	858,078
	Guizhou Guihang Automotive Components Co. Ltd., Class A	216,100	455,950
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,483,572	1,164,862
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	315,879
	Guizhou Red Star Developing Co. Ltd., Class A	111,700	309,031
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	163,200	281,195
	Guizhou Tyre Co. Ltd., Class A	1,026,336	760,395
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,071,897	518,118
*	Guizhou Zhenhua E-chem, Inc., Class A	237,584	481,082
*	Guizhou Zhongyida Co. Ltd., Class A	235,100	444,295
*	Guocheng Mining Co. Ltd., Class A	17,700	67,292
*	Guoguang Electric Co. Ltd., Class A	428,363	850,495
	Guomai Technologies, Inc., Class A	499,854	798,092
	Guoquan Food Shanghai Co. Ltd., Class H	1,131,600	617,665
	Guosen Securities Co. Ltd., Class A	764,897	1,379,528
*	Guosheng Securities, Inc., Class A	147,476	347,402
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,092,680	10,839,578
	Guoyuan Securities Co. Ltd., Class A	761,345	914,370
#	Gushengtang Holdings Ltd.	821,600	3,101,844
#	H World Group Ltd. (1179 HK)	1,141,800	5,483,769
#	H World Group Ltd. (HTHT US), ADR	395,705	18,799,945

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	Haichang Ocean Park Holdings Ltd.	6,938,000	$461,835
#Ω	Haidilao International Holding Ltd.	7,128,000	14,532,759
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,305,521
	Haier Smart Home Co. Ltd. (6690 HK), Class H	11,027,199	36,353,553
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	452,973
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	1,326,219
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	84,900	1,229,913
*	Hainan Haide Capital Management Co. Ltd., Class A	871,739	728,883
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	352,990
	Hainan Jinpan Smart Technology Co. Ltd., Class A	76,329	1,000,848
*	Hainan Meilan International Airport Co. Ltd., Class H	1,777,000	2,356,400
	Hainan Mining Co. Ltd., Class A	377,100	684,354
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	1,692,202
	Haisco Pharmaceutical Group Co. Ltd., Class A	77,857	567,727
	Haitian International Holdings Ltd.	6,059,000	18,743,418
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	7,430,000	750,456
	Hand Enterprise Solutions Co. Ltd., Class A	302,734	1,152,509
	Hangcha Group Co. Ltd., Class A	583,556	2,328,007
	Hangxiao Steel Structure Co. Ltd., Class A	1,802,564	889,735
		Shares	Value»
CHINA — (Continued)
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	245,500	$584,663
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	684,399	1,143,014
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	53,000	971,710
	Hangzhou Dptech Technologies Co. Ltd., Class A	128,100	341,075
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	151,900	414,780
	Hangzhou First Applied Material Co. Ltd., Class A	386,806	946,947
	Hangzhou GreatStar Industrial Co. Ltd.	226,600	1,122,576
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	50,200	247,058
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	140,161	624,957
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	73,173	813,746
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	326,928	415,846
*	Hangzhou Iron & Steel Co., Class A	273,400	355,070
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	1,051,064
	Hangzhou Onechance Tech Corp., Class A	109,900	674,754
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	296,357	1,329,005
	Hangzhou Robam Appliances Co. Ltd., Class A	327,145	987,849
	Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	426,739
	Hangzhou Silan Microelectronics Co. Ltd., Class A	116,400	557,465

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	$575,950
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	265,688
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	600,400	4,242,246
	Hangzhou Weiguang Electronic Co. Ltd., Class A	32,700	166,402
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	168,300	749,825
	Han's Laser Technology Industry Group Co. Ltd., Class A	144,461	1,002,381
#Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,794,000	8,841,140
	Hanwei Electronics Group Corp., Class A	59,100	471,089
	Haohua Chemical Science & Technology Co. Ltd., Class A	146,500	783,584
	Haosen Fintech Group Ltd.	8,000	11,483
*Ω	Harbin Bank Co. Ltd., Class H	5,436,000	264,592
	Harbin Boshi Automation Co. Ltd., Class A	361,366	854,426
	Harbin Electric Co. Ltd., Class H	4,808,587	12,214,602
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	1,105,292
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	558,909
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	869,869
	HBIS Resources Co. Ltd., Class A	445,700	1,528,016
*Ω	HBM Holdings Ltd.	2,495,000	3,806,477
#	Health & Happiness H&H International Holdings Ltd.	1,440,500	2,820,068
		Shares	Value»
CHINA — (Continued)
	Healthcare Co. Ltd., Class A	27,490	$39,458
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	65,300	520,619
*	Hebei Construction Group Corp. Ltd., Class H	19,000	906
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	303,600	705,022
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	427,879
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	1,219,366
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	146,056	290,648
	Hefei Meiya Optoelectronic Technology, Inc., Class A	259,310	763,793
	Hefei Urban Construction Development Co. Ltd., Class A	611,261	1,226,517
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	956,206
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	395,800	498,229
	Hello Group, Inc., Sponsored ADR	1,019,132	6,950,480
	Henan Hengxing Science & Technology Co. Ltd., Class A	327,400	184,110
	Henan Liliang Diamond Co. Ltd., Class A	144,500	827,687
	Henan Lingrui Pharmaceutical Co., Class A	313,700	991,830
	Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	1,015,647
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,475,889

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	$3,612,798
	Henan Shijia Photons Technology Co. Ltd., Class A	36,251	480,326
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	2,088,389
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	958,747
*	Henan Yicheng New Energy Co. Ltd., Class A	867,700	624,251
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	2,678,702
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	382,011
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	2,059,004
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	595,267
	Hengan International Group Co. Ltd.	5,103,122	18,446,879
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,562,357
	Hengdian Group Tospo Lighting Co. Ltd., Class A	173,400	361,006
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	4,969,846
	Hengtong Logistics Co. Ltd., Class A	471,700	690,175
	Hengtong Optic-electric Co. Ltd., Class A	596,604	3,001,316
	Hengyi Petrochemical Co. Ltd., Class A	763,753	1,327,350
	Hesteel Co. Ltd., Class A	4,520,900	1,627,861
	Hexing Electrical Co. Ltd., Class A	213,410	1,203,504
	HG Technologies Co. Ltd., Class A	58,700	146,868
	Hgtech Co. Ltd., Class A	117,400	1,307,536
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China Ltd.	10,371,000	$663,089
	Hichain Logistics Co. Ltd., Class A	137,200	475,295
*	Hiconics Eco-energy Technology Co. Ltd., Class A	56,300	56,053
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	234,064
*	High Templar Tech Ltd., Sponsored ADR	501,243	1,458,617
	Hisense Home Appliances Group Co. Ltd., Class H	2,788,000	8,190,878
	Hisense Visual Technology Co. Ltd., Class A	280,100	1,001,630
	Hitevision Co. Ltd., Class A	107,300	420,375
	HitGen, Inc., Class A	68,617	307,029
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	3,074,224
	HLA Group Corp. Ltd., Class A	1,599,600	1,411,012
	HMT Xiamen New Technical Materials Co. Ltd., Class A	84,800	949,294
*	HNA Technology Co. Ltd., Class A	1,448,771	771,172
*	Homeland Interactive Technology Ltd.	452,000	79,468
	Hongfa Technology Co. Ltd., Class A	241,270	995,724
*	Honghua Group Ltd.	9,989,000	256,931
	Hongli Zhihui Group Co. Ltd., Class A	328,600	355,608
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	919,100	529,658
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	1,497,154
	Hongta Securities Co. Ltd., Class A	349,449	411,080
*	Hongyuan Green Energy Co. Ltd., Class A	140,824	562,731
*	Hopson Development Holdings Ltd.	8,046,052	3,583,714
	Horizon Construction Development Ltd.	3,856,960	493,462

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	$441,591
	Hoymiles Power Electronics, Inc., Class A	74,251	1,101,275
*Ω	Hua Hong Semiconductor Ltd., Class H	1,962,000	29,035,041
	Huaan Securities Co. Ltd., Class A	895,240	920,997
	Huabao Flavours & Fragrances Co. Ltd., Class A	132,700	368,572
	Huabao International Holdings Ltd.	527,000	344,215
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	270,600	217,676
	Huada Automotive Technology Corp. Ltd., Class A	86,300	638,412
	Huadian Heavy Industries Co. Ltd., Class A	626,000	1,008,564
	Huadian Power International Corp. Ltd., Class H	6,654,000	3,519,077
	Huadong Medicine Co. Ltd., Class A	385,032	1,998,694
	Huafon Chemical Co. Ltd., Class A	1,344,691	2,491,426
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	719,000	681,016
*	Huafu Fashion Co. Ltd., Class A	1,116,250	670,586
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,702,510
*	Huaihe Energy Group Co. Ltd., Class A	2,957,200	1,455,714
*	Huakai Yibai Technology Co. Ltd., Class A	220,480	450,633
	Hualan Biological Engineering, Inc., Class A	278,360	626,049
	Huaming Power Equipment Co. Ltd., Class A	297,000	1,272,348
	Huaneng Power International, Inc., Class H	10,330,000	7,531,636
		Shares	Value»
CHINA — (Continued)
	Huangshan Novel Co. Ltd., Class A	403,021	$730,410
	Huangshan Tourism Development Co. Ltd., Class A	437,600	803,197
#*	Huanxi Media Group Ltd.	2,260,000	84,050
	Huapont Life Sciences Co. Ltd., Class A	801,223	645,412
Ω	Huatai Securities Co. Ltd., Class H	3,218,400	7,673,509
	Huatu Cendes Co. Ltd., Class A	60,333	671,281
	Huaxi Securities Co. Ltd., Class A	461,800	612,460
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,828,349
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	2,398,907
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	1,908,700	4,547,391
	Huayu Automotive Systems Co. Ltd., Class A	926,531	2,564,257
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	893,000	694,871
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,605,116	919,236
	Hubei Dinglong Co. Ltd., Class A	104,300	668,580
	Hubei Energy Group Co. Ltd., Class A	904,500	600,031
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	31,800	439,998
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	483,671
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,346,275
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	2,569,583
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	919,082
	Hubei Zhenhua Chemical Co. Ltd., Class A	397,180	1,951,757

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp. Ltd., Class H	425,400	$187,979
#*Ω	Huitongda Network Co. Ltd., Class H	31,900	41,217
*	Huizhou CEE Technology, Inc., Class A	271,500	447,227
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	1,160,268
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,081,422
	Hunan Aihua Group Co. Ltd., Class A	213,022	557,590
*	Hunan Corun New Energy Co. Ltd., Class A	318,900	321,457
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	657,439
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	915,100	953,530
	Hunan Gold Corp. Ltd., Class A	372,975	1,922,281
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	378,740	839,254
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	404,479
*	Hunan New Wellful Co. Ltd., Class A	873,700	741,833
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	1,113,200	1,755,827
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,971,749
	Hunan Zhongke Electric Co. Ltd., Class A	227,400	693,205
	Hundsun Technologies, Inc., Class A	107,129	478,255
#*	HUTCHMED China Ltd. 13 HK	1,503,000	4,495,676
#*	HUTCHMED China Ltd. HCM US, ADR	6,229	93,435
#	HUYA, Inc., ADR	553,036	2,344,873
*	Hybio Pharmaceutical Co. Ltd., Class A	27,900	75,956
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,756,600	4,527,244
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	281,902	$440,114
*	HyUnion Holding Co. Ltd., Class A	601,100	756,436
*	IAT Automobile Technology Co. Ltd., Class A	237,200	331,498
*Ω	iDreamSky Technology Holdings Ltd.	1,485,600	112,415
	IEIT Systems Co. Ltd., Class A	52,500	473,129
	Iflytek Co. Ltd., Class A	84,490	723,607
	IKD Co. Ltd., Class A	398,433	1,098,023
*Ω	IMAX China Holding, Inc.	921,100	962,733
	Imeik Technology Development Co. Ltd., Class A	27,340	549,754
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	75,600	52,927
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	103,546,640
	Industrial Bank Co. Ltd., Class A	3,638,780	9,790,280
	Industrial Securities Co. Ltd., Class A	978,332	967,989
	INESA Intelligent Tech, Inc., Class A	44,000	134,123
	Infore Environment Technology Group Co. Ltd., Class A	1,009,842	1,019,937
*Ω	Ingdan, Inc.	4,068,000	2,037,549
	Ingenic Semiconductor Co. Ltd., Class A	23,400	482,665
*	Inkeverse Group Ltd.	4,432,000	499,641
*	INKON Life Technology Co. Ltd., Class A	336,000	553,503
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,126,200	1,231,209
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	541,698
	Inner Mongolia Berun Chemical Co. Ltd., Class A	1,527,000	1,856,897
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	3,337,853

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	565,664	$1,281,031
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	101,100	981,881
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	2,064,991
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	598,847
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	3,963,631
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	3,971,752
*Ω	InnoCare Pharma Ltd., Class H	3,046,000	4,569,813
*Ω	Innovent Biologics, Inc.	677,500	7,032,501
	Innuovo Technology Co. Ltd., Class A	561,500	835,182
*	Insigma Technology Co. Ltd., Class A	383,800	585,795
	Inspur Digital Enterprise Technology Ltd.	2,578,000	1,651,879
*	Inspur Software Co. Ltd., Class A	69,600	176,322
	Intco Medical Technology Co. Ltd., Class A	206,908	1,246,071
	Intron Technology Holdings Ltd.	1,973,000	474,856
#*	iQIYI, Inc., ADR	3,953,410	8,223,093
	iRay Group, Class A	34,178	582,248
	IReader Technology Co. Ltd., Class A	83,200	295,152
*	IRICO Display Devices Co. Ltd., Class A	1,076,600	1,041,991
*	J&T Global Express Ltd.	6,951,600	9,045,198
*	JA Solar Technology Co. Ltd., Class A	838,014	1,363,289
	Jade Bird Fire Co. Ltd., Class A	487,815	791,886
	Jafron Biomedical Co. Ltd., Class A	248,664	716,489
	Jangho Group Co. Ltd., Class A	935,300	1,292,883
		Shares	Value»
CHINA — (Continued)
	Jason Furniture Hangzhou Co. Ltd., Class A	244,957	$1,247,935
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	57,900	86,561
	JCET Group Co. Ltd., Class A	410,206	2,917,299
	JCHX Mining Management Co. Ltd., Class A	148,800	1,674,978
*Ω	JD Health International, Inc.	1,966,700	15,823,348
*Ω	JD Logistics, Inc.	12,419,100	17,748,690
	JD.com, Inc. (9618 HK), Class A	5,525,292	78,794,156
	JD.com, Inc. (JD US), ADR	138	3,930
*Ω	Jenscare Scientific Co. Ltd., Class H	77,400	78,204
*	JH Educational Technology, Inc.	668,000	71,697
	Jia Yao Holdings Ltd.	326,000	103,180
	Jiajiayue Group Co. Ltd., Class A	447,701	838,630
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	796,880
	Jiangling Motors Corp. Ltd., Class A	425,125	1,105,212
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	319,347
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	73,100	426,439
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	903,317
	Jiangsu Azure Corp., Class A	541,640	1,322,964
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	233,135	1,017,214
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	44,800	600,031
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	1,121,900	703,583
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	724,434

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	135,400	$322,051
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	633,350
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,235,168	1,297,420
	Jiangsu Chint Power Technology Co. Ltd., Class A	84,700	293,702
	Jiangsu Cnano Technology Co. Ltd., Class A	35,584	235,139
*	Jiangsu Dagang Co. Ltd., Class A	266,900	671,545
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	1,450,349
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	1,259,779
	Jiangsu Etern Co. Ltd., Class A	119,600	452,470
#	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,625,714
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,554,243
*	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	761,407
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	504,252
	Jiangsu Guomao Reducer Co. Ltd., Class A	339,485	839,346
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	922,622
	Jiangsu Guoxin Corp. Ltd., Class A	214,600	238,408
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	714,119
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,639,345
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	308,614	$2,581,268
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	508,128	594,253
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	874,428	296,692
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	528,169
	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	297,873
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	696,369
	Jiangsu Huaxicun Co. Ltd., Class A	57,300	73,430
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,761,000	1,158,083
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	87,926	359,930
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	1,020,280
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	422,480	881,266
	Jiangsu King's Luck Brewery JSC Ltd., Class A	332,701	1,603,299
	Jiangsu Leili Motor Co. Ltd., Class A	73,606	555,297
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	672,932
	Jiangsu Lihua Foods Group Co. Ltd.	325,860	943,209
	Jiangsu Linyang Energy Co. Ltd., Class A	1,379,600	1,143,375
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	239,000	618,591
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	124,560	990,143
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	887,104

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	447,200	$616,404
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	310,400	584,655
	Jiangsu Pacific Quartz Co. Ltd., Class A	90,350	516,434
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	607,800	882,287
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	608,000	883,372
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	731,800	773,538
	Jiangsu Rongtai Industry Co. Ltd., Class A	134,490	622,583
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	1,200,973	440,080
	Jiangsu Shagang Co. Ltd., Class A	783,332	648,794
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	1,097,215
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	732,764
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	655,342
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	1,286,518
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	389,177
	Jiangsu Soho High Hope Group Corp., Class A	1,672,400	822,752
*	Jiangsu Sopo Chemical Co., Class A	430,716	490,501
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,444,300	1,043,722
		Shares	Value»
CHINA — (Continued)
	Jiangsu ToLand Alloy Co. Ltd., Class A	160,870	$862,547
*	Jiangsu Transimage Technology Co. Ltd., Class A	109,200	296,733
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	155,800	1,946,741
	Jiangsu Yanghe Distillery Co. Ltd., Class A	123,758	985,494
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	1,404,892
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	424,700	476,995
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	724,778
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	1,106,510
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,359,591
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	2,497,746
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,694,452	1,089,989
*	Jiangsu Zongyi Co. Ltd., Class A	486,000	469,917
	Jiangxi Bank Co. Ltd., Class H	853,000	77,581
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	344,100	499,218
	Jiangxi Copper Co. Ltd., Class H	6,085,000	36,352,878
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	535,424
	Jiangxi Ganneng Co. Ltd., Class A	285,600	442,511
	Jiangxi Ganyue Expressway Co. Ltd., Class A	770,500	548,986
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	647,515

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	229,700	$388,617
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	8,800	79,677
#*	Jiangxi Rimag Group Co. Ltd., Class H	790,000	875,743
*	Jiangxi Special Electric Motor Co. Ltd., Class A	150,300	199,994
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	757,197
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	440,199
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	192,300	447,991
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	149,600	546,587
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	835,100	333,149
	Jianmin Pharmaceutical Group Co. Ltd., Class A	84,100	419,436
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	18,300	63,614
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	1,494,371
	Jiayin Group, Inc., ADR	8,499	56,093
	Jiayou International Logistics Co. Ltd., Class A	664,685	1,318,581
	Jiaze Renewables Co. Ltd.	475,100	394,519
*	Jihua Group Corp. Ltd., Class A	1,561,600	745,525
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	184,270	541,923
*	Jilin Chemical Fibre, Class A	1,293,000	896,632
		Shares	Value»
CHINA — (Continued)
	Jilin Electric Power Co. Ltd., Class A	892,500	$870,649
	Jilin OLED Material Tech Co. Ltd., Class A	10,752	57,245
*	Jilin Quanyangquan Co. Ltd., Class A	128,500	154,432
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,465
*	Jinbei Automotive Co. Ltd., Class A	880,500	595,263
#*††	Jinchuan Group International Resources Co. Ltd.	17,701,000	543,803
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	3,473,740
	Jinghua Pharmaceutical Group Co. Ltd., Class A	523,600	575,748
	Jingjin Equipment, Inc., Class A	600,780	1,734,008
	Jinhong Gas Co. Ltd., Class A	266,229	859,398
	Jinhui Liquor Co. Ltd., Class A	228,400	717,057
	JinkoSolar Holding Co. Ltd., ADR	313,147	8,025,958
	Jinlei Technology Co. Ltd., Class A	163,500	646,182
	Jinlongyu Group Co. Ltd., Class A	141,100	637,889
	Jinmao Property Services Co. Ltd.	912,164	309,017
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,358,102
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	458,569
	Jinneng Science&Technology Co. Ltd., Class A	480,459	484,153
#*Ω	Jinxin Fertility Group Ltd.	14,386,500	4,493,344
	Jinyu Bio-Technology Co. Ltd., Class A	535,000	1,389,421
	Jinzai Food Group Co. Ltd., Class A	252,800	415,441

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	141,500	$224,599
	JiuGui Liquor Co. Ltd., Class A	45,000	367,227
#Ω	Jiumaojiu International Holdings Ltd.	7,470,000	2,043,154
	Jiuzhitang Co. Ltd., Class A	323,727	410,871
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,234,203
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	1,131,951
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	185,600	522,134
	JNBY Design Ltd.	1,738,000	4,297,006
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	1,022,611
	Joinn Laboratories China Co. Ltd., Class A	184,104	1,006,619
#Ω	Joinn Laboratories China Co. Ltd., Class H	438,600	1,364,901
	Jointo Energy Investment Co. Ltd. Hebei, Class A	610,000	765,795
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,480,002	1,133,147
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	572,092
	Jones Tech PLC, Class A	81,200	655,019
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	257,378	661,273
	Joyoung Co. Ltd., Class A	348,834	524,689
	JOYY, Inc., ADR	11,814	760,231
	JS Corrugating Machinery Co. Ltd., Class A	450,900	838,505
#*Ω	JS Global Lifestyle Co. Ltd.	5,247,500	1,203,661
	JSTI Group, Class A	821,500	901,464
*	Ju Teng International Holdings Ltd.	6,240,090	1,514,897
		Shares	Value»
CHINA — (Continued)
	Juewei Food Co. Ltd., Class A	344,799	$633,363
	Juneyao Airlines Co. Ltd., Class A	518,800	1,121,329
*	Jushri Technologies, Inc., Class A	19,000	113,092
	Jutal Offshore Oil Services Ltd.	1,222,000	81,174
	Jutze Intelligent Technology Co. Ltd., Class A	53,700	156,507
*Ω	JW Cayman Therapeutics Co. Ltd.	490,000	151,847
	Kailuan Energy Chemical Co. Ltd., Class A	857,900	781,449
	Kaishan Group Co. Ltd., Class A	483,400	1,186,660
	Kanzhun Ltd.	4,900	45,677
*	KBC Corp. Ltd., Class A	118,303	483,315
	Keboda Technology Co. Ltd., Class A	59,300	593,830
	Keda Industrial Group Co. Ltd., Class A	688,100	1,753,028
	KEDE Numerical Control Co. Ltd., Class A	43,353	381,657
*	Keep, Inc.	326,600	155,618
	Keeson Technology Corp. Ltd., Class A	146,302	365,401
	Kehua Data Co. Ltd., Class A	121,560	1,090,285
	Keli Motor Group Co. Ltd., Class A	237,360	429,740
	Keli Sensing Technology Ningbo Co. Ltd., Class A	26,200	251,811
	Keshun Waterproof Technologies Co. Ltd., Class A	606,600	621,552
	Kidswant Children Products Co. Ltd., Class A	654,997	1,009,191
	Kinco Automation Shanghai Co. Ltd., Class A	6,347	118,900
#	Kinetic Development Group Ltd.	15,672,000	3,504,531
	Kingboard Holdings Ltd.	5,236,666	21,220,872
	Kingboard Laminates Holdings Ltd.	8,013,484	15,045,767
*	KingClean Electric Co. Ltd., Class A	165,668	771,062

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kingdee International Software Group Co. Ltd.	2,490,000	$4,112,776
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	2,363,126
	Kingnet Network Co. Ltd., Class A	543,300	1,945,420
	Kingsemi Co. Ltd., Class A	7,417	221,517
*	Kingsignal Technology Co. Ltd., Class A	54,200	115,837
	Kingsoft Corp. Ltd.	5,774,600	22,153,915
*Ω	Kintor Pharmaceutical Ltd.	206,000	74,189
	Konfoong Materials International Co. Ltd., Class A	33,959	554,604
	KPC Pharmaceuticals, Inc., Class A	357,996	643,359
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	827,747
Ω	Kuaishou Technology	11,630,600	118,831,076
	Kuangda Technology Group Co. Ltd., Class A	971,500	956,863
	Kunlun Energy Co. Ltd.	25,348,000	25,971,101
*	Kunlun Tech Co. Ltd., Class A	72,900	583,846
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	84,752
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	338,655
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	1,007,120
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	175,182	561,917
	Kweichow Moutai Co. Ltd., Class A	184,374	37,168,096
*	KWG Group Holdings Ltd. (1813 H1)	263,500	7,926
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	289,381
*	Kyland Technology Co. Ltd., Class A	154,400	496,985
	Lakala Payment Co. Ltd., Class A	172,268	652,207
	Lancy Co. Ltd., Class A	256,100	688,660
		Shares	Value»
CHINA — (Continued)
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	515,398	$773,722
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,187,990
	Laobaixing Pharmacy Chain JSC, Class A	605,191	1,338,300
	Launch Tech Co. Ltd., Class H	689,500	779,886
	LB Group Co. Ltd., Class A	661,985	2,110,869
#	LC Logistics, Inc.	20,800	14,497
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,088	68,814
	Lee & Man Chemical Co. Ltd.	1,825,339	1,411,652
#	Lee & Man Paper Manufacturing Ltd.	9,565,200	4,372,378
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	504,822
*Ω	Legend Holdings Corp., Class H	4,784,800	5,280,318
#	Lenovo Group Ltd.	38,084,000	42,909,754
	Lens Technology Co. Ltd., Class A	1,043,928	5,446,937
	Leo Group Co. Ltd., Class A	1,169,100	1,562,443
	Leoch Energy, Inc.	15,380	131,191
	Leoch International Technology Ltd.	769,000	66,022
	Lepu Medical Technology Beijing Co. Ltd., Class A	244,230	628,635
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	399,300	1,011,481
	Levima Advanced Materials Corp., Class A	162,100	497,706
	LexinFintech Holdings Ltd., ADR	785,386	2,238,350
	Leyard Optoelectronic Co. Ltd., Class A	572,150	578,012
#*	Li Auto, Inc. (2015 HK), Class A	3,456,800	28,888,345
#*	Li Auto, Inc. (LI US), ADR	49,980	831,167
	Li Ning Co. Ltd.	16,886,583	44,158,046
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	312,183

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	$1,248,467
#*	Lianlian DigiTech Co. Ltd., Class H	132,000	114,733
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	234,900	331,936
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	317,381
	Liaoning Cheng Da Co. Ltd., Class A	441,134	793,885
	Liaoning Chengda Biotechnology Co. Ltd., Class A	50,092	188,573
	Liaoning Energy Industry Co. Ltd., Class A	510,500	291,297
	Liaoning Port Co. Ltd., Class H	1,864,000	214,433
	Lier Chemical Co. Ltd., Class A	494,080	1,264,334
*	Lifestyle China Group Ltd.	1,898,000	258,357
#*	Lifetech Scientific Corp.	18,192,000	4,260,842
	Lijiang Yulong Tourism Co. Ltd., Class A	395,420	554,103
	Lily Group Co. Ltd., Class A	136,300	352,747
*	Linewell Software Co. Ltd., Class A	195,100	315,776
#	Lingbao Gold Group Co. Ltd., Class H	2,940,000	8,319,835
	Lingyi iTech Guangdong Co., Class A	1,577,100	3,321,313
#Ω	Linklogis, Inc., Class B	5,093,000	1,457,605
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	713,592
	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	4,849,623
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	259,640	892,999
#	LK Technology Holdings Ltd.	2,755,000	1,176,663
	Loncin Motor Co. Ltd., Class A	639,729	1,411,406
#Ω	Longfor Group Holdings Ltd.	12,721,472	16,729,707
		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	$631,837
*	LONGi Green Energy Technology Co. Ltd., Class A	564,715	1,453,072
	Longshine Technology Group Co. Ltd., Class A	244,551	608,477
	Lonking Holdings Ltd.	15,402,000	6,317,838
	Lontium Semiconductor Corp., Class A	24,035	263,960
*	Lotus Holdings Co. Ltd.	584,400	520,844
	Lucky Harvest Co. Ltd., Class A	150,410	756,126
	Luenmei Quantum Co. Ltd., Class A	519,805	525,400
*††	Lumena Newmat	391,649	0
	Luoniushan Co. Ltd., Class A	625,300	761,249
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	195,697	136,303
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	1,337,455
	Lushang Freda Pharmaceutical Co. Ltd., Class A	582,700	628,932
	Luxi Chemical Group Co. Ltd., Class A	731,400	2,058,117
	Luxin Venture Capital Group Co. Ltd., Class A	327,500	1,095,594
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	10,198,382
	Luyang Energy-Saving Materials Co. Ltd.	271,310	518,456
*Ω	Luye Pharma Group Ltd.	14,098,500	5,008,130
	Luzhou Laojiao Co. Ltd., Class A	270,747	4,702,117
#	Lygend Resources & Technology Co. Ltd.-H, Class H	198,600	642,577
*	Maanshan Iron & Steel Co. Ltd., Class H	9,834,177	3,400,632
	Maccura Biotechnology Co. Ltd., Class A	332,473	580,955

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Malion New Materials Co. Ltd., Class A	183,150	$272,209
	Mango Excellent Media Co. Ltd., Class A	553,597	2,028,071
#Ω	Maoyan Entertainment	3,094,959	2,903,944
*	Maoye Commercial Co. Ltd., Class A	52,700	50,006
*	Marssenger Kitchenware Co. Ltd., Class A	131,000	218,428
	Maxscend Microelectronics Co. Ltd., Class A	30,388	341,981
	Maxvision Technology Corp., Class A	101,500	413,209
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	173,200	683,605
#Ω	Medlive Technology Co. Ltd.	510,500	669,348
	Mehow Innovative Ltd., Class A	246,380	1,101,770
	MeiG Smart Technology Co. Ltd., Class A	27,200	174,820
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,244,933
	Meilleure Health International Industry Group Ltd.	420,000	13,507
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	926,924
Ω	Meitu, Inc.	9,430,500	9,315,433
*Ω	Meituan, Class B	5,353,660	66,184,527
	Mesnac Co. Ltd., Class A	841,600	1,002,460
#	Metallurgical Corp. of China Ltd., Class H	10,926,000	2,584,787
	M-Grass Ecology & Environment Group Co. Ltd., Class A	1,034,423	604,850
#*Ω	Microport Cardioflow Medtech Corp.	1,361,000	138,203
#	MicroPort NeuroScientific Corp.	44,201	66,555
#*	Microport Scientific Corp.	2,232,200	3,362,597
	Micro-Tech Nanjing Co. Ltd., Class A	75,463	865,258
		Shares	Value»
CHINA — (Continued)
	Midea Group Co. Ltd., Class A	1,183,746	$13,220,831
Ω	Midea Real Estate Holding Ltd.	2,330,400	1,256,043
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	102,000	927,472
*	Min Xin Holdings Ltd.	742,000	312,010
	Ming Yang Smart Energy Group Ltd., Class A	391,416	1,306,700
#	Ming Yuan Cloud Group Holdings Ltd.	5,502,000	2,201,504
*	Mingfa Group International Co. Ltd.	1,586,000	22,903
#	MINISO Group Holding Ltd.	2,393,800	11,115,893
	Minmetals Capital Co. Ltd., Class A	806,800	668,476
*	Minmetals Development Co. Ltd., Class A	779,000	1,530,344
*	Minmetals Land Ltd.	9,937,644	1,246,606
	Minth Group Ltd.	6,615,000	31,143,084
*	Miracle Automation Engineering Co. Ltd., Class A	77,100	315,580
	Miracll Chemicals Co. Ltd., Class A	38,575	100,233
	Mloptic Corp., Class A	2,729	153,393
	MLS Co. Ltd., Class A	666,800	946,962
*	MMG Ltd.	42,530,799	55,064,642
*Ω	Mobvista, Inc.	3,069,000	5,853,549
*	MOG Digitech Holdings Ltd.	1,304,000	47,689
	Monalisa Group Co. Ltd., Class A	55,155	128,934
	Montage Technology Co. Ltd., Class A	15,822	412,982
	Moon Environment Technology Co. Ltd., Class A	432,590	1,000,343
	Morimatsu International Holdings Co. Ltd.	1,557,000	2,136,484
	Motic Xiamen Electric Group Co. Ltd., Class A	168,800	405,913
*	Mount Everest Gold Group Co. Ltd.	2,049,000	497,316

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Muyuan Foods Co. Ltd., Class A	1,170,877	$7,759,308
	MYS Group Co. Ltd., Class A	833,000	499,585
	Nancal Technology Co. Ltd., Class A	79,884	549,162
*	Nanfang Pump Industry Co. Ltd., Class A	1,112,700	734,095
	Nanhua Futures Co. Ltd., Class A	466,400	1,235,046
	NanJi E-Commerce Co. Ltd., Class A	1,867,950	864,652
	Nanjing Cosmos Chemical Co. Ltd., Class A	266,280	525,802
	Nanjing Hanrui Cobalt Co. Ltd., Class A	136,220	944,211
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	2,116,820
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	309,728	421,717
	Nanjing Pharmaceutical Group Co. Ltd.	1,077,100	857,777
	Nanjing Securities Co. Ltd., Class A	701,160	802,071
*	Nanjing Tanker Corp., Class A	1,500,600	796,321
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	779,048	801,686
	Nantong Jianghai Capacitor Co. Ltd., Class A	345,200	1,514,758
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	835,895
	NARI Technology Co. Ltd., Class A	899,226	3,252,591
*	National Silicon Industry Group Co. Ltd., Class A	39,130	126,135
	Natural Food International Holding Ltd.	544,000	73,234
	NAURA Technology Group Co. Ltd., Class A	51,030	3,484,356
*	NavInfo Co. Ltd., Class A	399,600	607,842
*	Nayuki Holdings Ltd.	1,320,000	184,044
		Shares	Value»
CHINA — (Continued)
	NBTM New Materials Group Co. Ltd., Class A	282,400	$1,349,881
#	NetDragon Websoft Holdings Ltd.	2,095,500	2,695,188
*Ω	NetEase Cloud Music, Inc.	40,400	932,244
	NetEase, Inc. (9999 HK)	3,062,200	79,403,056
	NetEase, Inc. (NTES US), ADR	125,788	16,205,268
	Neusoft Corp., Class A	669,600	1,008,937
	Neutech Group Ltd.	238,400	72,034
	New China Life Insurance Co. Ltd., Class H	4,743,600	38,572,224
	New Guomai Digital Culture Co. Ltd., Class A	295,400	620,556
	New Hope Dairy Co. Ltd., Class A	280,100	731,171
	New Hope Liuhe Co. Ltd., Class A	729,732	949,653
*	New Journey Health Technology Group Co. Ltd., Class A	1,047,400	352,544
	New Trend International Logis-Tech Co. Ltd., Class A	200,955	353,900
	Neway Valve Suzhou Co. Ltd., Class A	242,900	2,115,364
*	Newborn Town, Inc.	2,530,000	3,720,406
	Newland Digital Technology Co. Ltd., Class A	317,789	1,246,811
	Nexteer Automotive Group Ltd.	7,388,000	6,302,702
*	Nine Dragons Paper Holdings Ltd.	12,167,000	12,818,147
*	Ninestar Corp., Class A	191,328	582,522
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	157,978
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	814,510
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	69,300	140,966
	Ningbo Exciton Technology Co. Ltd., Class A	111,563	310,946

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	$563,010
	Ningbo Huaxiang Electronic Co. Ltd., Class A	547,900	2,603,783
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	323,300	688,251
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,955,824
	Ningbo Joyson Electronic Corp., Class A	439,731	1,769,599
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	812,988
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	776,654
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	860,305
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,276,416
*	Ningbo Shanshan Co. Ltd., Class A	300,500	556,242
*	Ningbo Solartron Technology Co. Ltd., Class A	69,236	206,531
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	420,945
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	2,022,299
	Ningbo Xusheng Group Co. Ltd., Class A	339,840	875,245
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	423,371
	Ningbo Yunsheng Co. Ltd., Class A	317,800	643,638
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	570,306
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	5,034,751
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	372,561
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	527,321
		Shares	Value»
CHINA — (Continued)
	Ningxia Western Venture Industrial Co. Ltd., Class A	752,500	$567,315
*	NIO, Inc., Class A	249,900	1,191,370
*	Niu Technologies, Sponsored ADR	239,522	792,818
	NKY Medical Holdings Ltd., Class A	257,950	697,585
	Noah Holdings Ltd., Sponsored ADR	107,130	1,270,562
Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	29,596,010
	Norinco International Cooperation Ltd., Class A	846,073	1,533,347
	North Chemical Industries Co. Ltd., Class A	225,600	697,185
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	815,741
	North Copper Co. Ltd., Class A	412,200	1,134,907
	North Huajin Chemical Industries Co. Ltd., Class A	899,512	783,687
*	North Industries Group Red Arrow Co. Ltd., Class A	221,365	600,883
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,220,152
	Northeast Securities Co. Ltd., Class A	661,227	863,639
	Northking Information Technology Co. Ltd., Class A	341,906	934,391
#*	NovaBridge Biosciences, ADR	20,035	66,316
	Novoray Corp., Class A	91,780	882,114
*	NSFOCUS Technologies Group Co. Ltd., Class A	301,370	350,681
*	Nuode New Materials Co. Ltd., Class A	820,000	809,999
	NYOCOR Co. Ltd., Class A	556,700	478,095
#*Ω	Ocumension Therapeutics	939,000	888,047
*	Offcn Education Technology Co. Ltd., Class A	1,123,700	455,495

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	$1,176,891
*	OFILM Group Co. Ltd., Class A	497,000	697,771
	Olympic Circuit Technology Co. Ltd., Class A	170,280	1,524,585
	OmniVision Integrated Circuits Group, Inc.	25,488	444,881
#	Onewo, Inc., Class H	1,201,300	3,010,775
	Oppein Home Group, Inc., Class A	120,890	1,067,000
	Opple Lighting Co. Ltd., Class A	247,321	720,734
	OPT Machine Vision Tech Co. Ltd., Class A	27,367	473,024
	ORG Technology Co. Ltd., Class A	1,849,800	1,559,464
	Orient International Enterprise Ltd., Class A	529,367	665,921
#	Orient Overseas International Ltd.	628,500	10,296,823
Ω	Orient Securities Co. Ltd., Class H	2,344,800	2,041,932
*	Oriental Energy Co. Ltd., Class A	770,829	958,091
	Oriental Pearl Group Co. Ltd., Class A	595,141	971,906
#*	OSL Group Ltd.	51,000	109,502
*	Ourpalm Co. Ltd., Class A	909,500	791,515
	Ovctek China, Inc., Class A	295,040	671,125
*	Pacific Securities Co. Ltd., Class A	590,900	357,113
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	380,463	749,360
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,103,731	1,154,723
*	PCI Technology Group Co. Ltd., Class A	1,200,680	1,186,077
*	PDD Holdings, Inc., ADR	1,216,709	122,948,444
*Ω	Peijia Medical Ltd.	1,638,000	1,386,622
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	0
	People.cn Co. Ltd., Class A	77,800	273,618
		Shares	Value»
CHINA — (Continued)
	People's Insurance Co. Group of China Ltd. , Class H	25,651,000	$22,304,329
*	Perennial Energy Holdings Ltd.	815,000	121,684
	Perfect World Co. Ltd., Class A	161,000	436,066
#	Persistence Gold Group Ltd.	345,000	54,097
	PetroChina Co. Ltd., Class H	96,738,000	114,920,771
#*	Phancy Group Co. Ltd., Class H	69,400	444,829
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	674,090
Ω	Pharmaron Beijing Co. Ltd., Class H	1,497,450	3,967,370
*	Phenix Optical Co. Ltd., Class A	94,200	291,312
	PhiChem Corp., Class A	249,005	994,907
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	40,533,193
	Ping An Bank Co. Ltd., Class A	4,109,901	6,405,392
#*Ω	Ping An Healthcare & Technology Co. Ltd.	8,724,505	16,077,350
#	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	216,435,602
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,093,338	1,350,846
	PNC Process Systems Co. Ltd., Class A	177,720	716,273
	POCO Holding Co. Ltd., Class A	42,860	487,860
*	Polaris Bay Group Co. Ltd., Class A	1,685,300	1,645,987
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,238,935
#	Poly Property Group Co. Ltd.	14,369,987	4,326,966
	Poly Property Services Co. Ltd., Class H	1,305,000	5,665,981
*	Poly Union Chemical Holding Group Co. Ltd., Class A	133,600	186,966

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Pony Testing International Group Co. Ltd., Class A	265,070	$438,067
#Ω	Pop Mart International Group Ltd.	2,162,600	61,821,262
*	Porton Pharma Solutions Ltd., Class A	334,300	1,175,296
Ω	Postal Savings Bank of China Co. Ltd., Class H	23,490,000	15,315,534
	Pou Sheng International Holdings Ltd.	16,009,609	952,471
	Power Construction Corp. of China Ltd., Class A	2,700,800	2,200,129
*	Powerwin Tech Group Ltd.	536,000	61,606
	Precision Tsugami China Corp. Ltd.	26,000	139,399
	Prinx Chengshan Holdings Ltd.	701,500	736,018
*	Productive Technologies Co. Ltd.	1,154,000	33,566
	Pulike Biological Engineering, Inc., Class A	155,600	311,089
	PW Medtech Group Ltd.	3,801,000	622,425
	Pylon Technologies Co. Ltd., Class A	47,325	412,913
	Q Technology Group Co. Ltd.	2,869,000	3,422,222
	Qfin Holdings, Inc., ADR	1,029,222	16,004,402
*	Qi An Xin Technology Group, Inc., Class A	70,001	374,466
	Qianhe Condiment & Food Co. Ltd., Class A	388,719	564,703
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	445,000	784,587
	Qingdao Citymedia Co. Ltd., Class A	543,833	528,475
	Qingdao East Steel Tower Stock Co. Ltd., Class A	518,375	2,057,593
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	536,624
		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	360,099	$736,714
	Qingdao Gon Technology Co. Ltd., Class A	125,100	1,056,647
	Qingdao Haier Biomedical Co. Ltd., Class A	237,232	1,138,184
	Qingdao Hanhe Cable Co. Ltd., Class A	1,434,192	1,055,752
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	242,140	557,047
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	25,100	353,248
	Qingdao NovelBeam Technology Co. Ltd., Class A	39,179	267,198
Ω	Qingdao Port International Co. Ltd., Class H	2,642,000	2,539,286
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	691,987
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	846,794
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	638,215
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	234,600	310,593
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	4,714,857
*	Qingling Motors Co. Ltd., Class H	5,158,000	720,755
	Qinhuangdao Port Co. Ltd., Class H	4,826,000	1,665,727
*	QuakeSafe Technologies Co. Ltd., Class A	95,800	261,917
*	QuantumCTek Co. Ltd., Class A	2,968	265,428
	Queclink Wireless Solutions Co. Ltd., Class A	146,350	264,904
	Quectel Wireless Solutions Co. Ltd., Class A	69,634	923,434

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	$683,901
*	Quzhou DFP New Material Group Co. Ltd.	789,800	473,561
#*	Radiance Holdings Group Co. Ltd.	2,385,000	554,368
	Rainbow Digital Commercial Co. Ltd., Class A	873,494	720,036
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	595,728
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	546,761
	Raytron Technology Co. Ltd., Class A	36,484	592,748
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	400,305
	Red Avenue New Materials Group Co. Ltd., Class A	61,900	507,674
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,957,314	496,500
	Renhe Pharmacy Co. Ltd., Class A	933,500	804,865
*	REPT BATTERO Energy Co. Ltd., Class H	35,600	52,557
	Rianlon Corp., Class A	142,100	957,252
	Richinfo Technology Co. Ltd., Class A	118,700	515,076
*	Risen Energy Co. Ltd., Class A	636,808	1,827,584
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	255,808
	Riyue Heavy Industry Co. Ltd., Class A	312,825	624,912
	Rizhao Port Co. Ltd., Class A	3,046,500	1,389,654
	RoboTechnik Intelligent Technology Co. Ltd., Class A	9,860	539,918
	Rockchip Electronics Co. Ltd., Class A	25,200	692,141
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	833,804
		Shares	Value»
CHINA — (Continued)
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	$3,885,635
*	Roshow Technology Co. Ltd., Class A	423,700	524,672
	Ruida Futures Co. Ltd., Class A	304,651	1,075,646
	Runjian Co. Ltd., Class A	124,963	832,656
	SAIC Motor Corp. Ltd., Class A	918,355	1,867,202
	Sailun Group Co. Ltd., Class A	880,500	2,007,213
	Sanan Optoelectronics Co. Ltd., Class A	452,500	1,051,911
	Sanchuan Wisdom Technology Co. Ltd., Class A	354,300	371,047
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	36,100	46,304
	Sangfor Technologies, Inc., Class A	18,772	432,418
	Sanjiang Shopping Club Co. Ltd., Class A	297,500	709,938
	Sanquan Food Co. Ltd., Class A	431,830	740,156
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,339,556	856,290
	Sansure Biotech, Inc., Class A	238,155	696,396
*	Sanwei Holding Group Co. Ltd., Class A	333,300	539,919
	Sany Heavy Equipment International Holdings Co. Ltd.	9,234,500	14,186,863
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,673,171
	Satellite Chemical Co. Ltd., Class A	1,211,883	4,245,165
	SDIC Capital Co. Ltd., Class A	466,300	515,887
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,855,449
	Sealand Securities Co. Ltd., Class A	1,346,700	825,624
*	Seazen Group Ltd.	17,763,047	5,929,769
*	Seazen Holdings Co. Ltd., Class A	307,581	782,752
*††	S-Enjoy Service Group Co. Ltd.	2,340,000	157,256
	Seres Group Co. Ltd., Class A	157,625	2,364,642

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SF Holding Co. Ltd., Class A	1,155,555	$6,235,619
	SF Holding Co. Ltd., Class H	81,400	370,612
	SG Micro Corp., Class A	31,980	347,339
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	709,410	443,098
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	9,705,043
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,234,100	643,328
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	323,700	531,188
*	Shaanxi Heimao Coking Co. Ltd., Class A	879,800	577,866
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	2,005,768
	Shandong Bohui Paper Industrial Co. Ltd., Class A	832,100	891,946
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	217,987	533,710
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	303,917
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	888,968
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	981,969
	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	948,606
Ω	Shandong Gold Mining Co. Ltd., Class H	2,190,500	11,771,703
*	Shandong Haihua Co. Ltd., Class A	539,800	467,694
	Shandong Head Group Co. Ltd., Class A	189,126	484,989
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	3,458,937
	Shandong Hi-speed Co. Ltd., Class A	233,625	336,993
		Shares	Value»
CHINA — (Continued)
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	971,600	$884,895
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	515,061	2,780,661
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	761,160	459,904
	Shandong Humon Smelting Co. Ltd., Class A	524,356	1,501,314
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	190,300	420,887
	Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	915,955
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,178,091
*	Shandong Longda Meishi Co. Ltd., Class A	327,400	200,918
	Shandong Lukang Pharma, Class A	564,800	753,853
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	2,936,265
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	957,800	314,481
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	735,627
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,127,231
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	2,325,365
	Shandong Taihe Technologies Co. Ltd., Class A	90,300	387,440
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	1,447,506

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,219,200	$11,665,200
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	858,914
	Shandong Xiantan Group Co. Ltd.	633,563	590,725
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,171,504
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	676,000	937,080
	Shanghai Acrel Co. Ltd., Class A	129,700	513,901
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	683,000	1,481,956
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	131,800	257,809
*	Shanghai AJ Group Co. Ltd., Class A	884,235	632,204
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	1,122,896
	Shanghai AtHub Co. Ltd., Class A	305,310	1,643,281
	Shanghai Bailian Group Co. Ltd., Class A	589,600	775,964
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	700,203
	Shanghai Baolong Automotive Corp., Class A	109,100	576,103
	Shanghai Baosight Software Co. Ltd., Class A	250,362	822,534
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	664,937
	Shanghai Belling Co. Ltd., Class A	26,200	123,954
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	105,900	71,110
		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	31,544	$687,348
	Shanghai Bright Meat Group Co. Ltd., Class A	530,500	505,970
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	7,038	168,254
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	108,200	937,415
	Shanghai Chinafortune Co. Ltd., Class A	421,031	1,007,887
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	1,245,755
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	1,170,028
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	666,985	977,725
	Shanghai Datun Energy Resources Co. Ltd., Class A	664,100	1,233,538
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	136,274
*	Shanghai DZH Ltd., Class A	90,200	164,623
*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	3,744,404
	Shanghai Electric Power Co. Ltd., Class A	468,106	1,433,032
	Shanghai Environment Group Co. Ltd., Class A	529,002	652,991
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	314,639
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	220,800	294,927
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,874,000	4,896,673

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	$4,732,234
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	632,000	263,583
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	79,247	575,878
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	63,832	268,781
	Shanghai Gench Education Group Ltd.	52,000	17,309
	Shanghai Gentech Co. Ltd., Class A	121,719	581,498
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	328,048	1,172,571
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	190,380	631,276
*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	511,448
	Shanghai Hile Bio-Technology Co. Ltd., Class A	125,100	116,838
	Shanghai Huace Navigation Technology Ltd., Class A	116,949	652,860
	Shanghai Huafon Aluminium Corp., Class A	380,200	1,435,742
	Shanghai Huayi Group Co. Ltd., Class A	654,200	946,750
*	Shanghai Industrial Development Co. Ltd., Class A	1,404,400	1,125,366
	Shanghai Industrial Holdings Ltd.	3,099,000	5,940,311
*	Shanghai Industrial Urban Development Group Ltd.	16,019,025	646,509
*	Shanghai INT Medical Instruments Co. Ltd., Class H	98,800	391,560
		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	40,400	$178,980
	Shanghai Jahwa United Co. Ltd., Class A	159,500	480,247
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	275,662	1,080,298
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	240,433	365,424
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	526,414
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	163,547
	Shanghai Liangxin Electrical Co. Ltd., Class A	552,591	832,539
	Shanghai Lingang Holdings Corp. Ltd., Class A	674,340	1,139,038
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	187,700	221,448
	Shanghai M&G Stationery, Inc., Class A	190,499	758,837
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	900,224
*	Shanghai Medicilon, Inc., Class A	50,608	431,964
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	77,783	1,064,070
*	Shanghai Milkground Food Tech Co. Ltd., Class A	252,000	827,704
	Shanghai Moons' Electric Co. Ltd., Class A	5,400	54,128
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	455,000	595,009
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,608,200	5,498,660

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pioneer Holding Ltd.	3,009,000	$878,220
	Shanghai Pret Composites Co. Ltd., Class A	521,200	1,352,472
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	603,686
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	4,950,090
	Shanghai Putailai New Energy Technology Group Co. Ltd.	303,899	1,203,550
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	837,572
	Shanghai RAAS Blood Products Co. Ltd., Class A	868,012	786,847
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	919,259
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,230,290
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	323,264
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	643,274
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	24,100	270,462
*	Shanghai Stonehill Technology Co. Ltd., Class A	273,126	384,321
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	721,903
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,033,995	1,009,664
	Shanghai Vital Microtech Co. Ltd.	160,310	436,953
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	496,862	757,227
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	865,816
		Shares	Value»
CHINA — (Continued)
	Shanghai Yct Electronics Group Co. Ltd., Class A	20,180	$145,866
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	757,700	609,353
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	135,457	809,130
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	1,151,700	847,502
	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,370,314
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	1,247,476
	Shanjin International Gold Co. Ltd., Class A	550,580	2,653,720
	Shannon Semiconductor Technology Co. Ltd., Class A	39,500	949,319
	Shantou Wanshun New Material Group Co. Ltd., Class A	351,700	298,819
	Shantui Construction Machinery Co. Ltd., Class A	645,400	1,150,097
	Shanxi Blue Flame Holding Co. Ltd., Class A	1,010,498	1,188,958
	Shanxi Coal International Energy Group Co. Ltd., Class A	837,600	1,357,894
	Shanxi Coking Co. Ltd., Class A	1,285,597	857,988
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,723,141	1,811,786
*	Shanxi Guoxin Energy Corp. Ltd., Class A	1,859,360	888,380
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	928,652
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	809,791	731,157
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	979,900	452,001

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,076,748	$2,114,529
*	Shanxi Meijin Energy Co. Ltd., Class A	874,700	635,948
	Shanxi Securities Co. Ltd., Class A	630,100	548,642
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	995,392	747,604
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	188,729	4,638,017
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	380,300	313,417
	Sharetronic Data Technology Co. Ltd., Class A	51,660	1,687,455
	Shede Spirits Co. Ltd., Class A	76,900	622,999
	Shenergy Co. Ltd., Class A	1,024,033	1,227,523
	Shengda Resources Co. Ltd., Class A	271,930	2,279,995
	Shenghe Resources Holding Co. Ltd., Class A	269,700	1,035,460
	Shenguan Holdings Group Ltd.	4,272,000	139,059
	Shengyi Electronics Co. Ltd., Class A	62,065	786,609
	Shengyi Technology Co. Ltd., Class A	297,982	2,944,925
	Shenma Industry Co. Ltd., Class A	438,700	573,631
	Shennan Circuits Co. Ltd., Class A	103,457	3,457,051
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,641,600	1,858,099
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	73,617	743,711
	Shenzhen Agricultural Power Group Co. Ltd., Class A	719,638	1,004,033
	Shenzhen Airport Co. Ltd., Class A	934,083	973,217
	Shenzhen Aisidi Co. Ltd., Class A	467,238	860,086
*	Shenzhen Baoming Technology Co. Ltd., Class A	28,300	217,636
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	558,900	$1,113,028
	Shenzhen BSC Technology Co. Ltd., Class A	75,300	393,429
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	532,735
	Shenzhen Center Power Tech Co. Ltd., Class A	230,000	663,953
	Shenzhen Cereals Holdings Co. Ltd., Class A	603,650	642,189
	Shenzhen Changhong Technology Co. Ltd., Class A	297,500	709,040
	Shenzhen Click Technology Co. Ltd., Class A	222,400	764,343
*	Shenzhen Clou Electronics Co. Ltd., Class A	24,100	31,486
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	658,173
	Shenzhen Comix Group Co. Ltd., Class A	314,200	352,245
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	397,586
	Shenzhen Desay Battery Technology Co., Class A	300,481	1,125,872
*	Shenzhen Dynanonic Co. Ltd., Class A	120,687	718,866
	Shenzhen Energy Group Co. Ltd., Class A	695,800	680,723
	Shenzhen Envicool Technology Co. Ltd., Class A	115,949	1,785,109
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	185,360	1,029,979
#	Shenzhen Expressway Corp. Ltd., Class H	3,812,000	3,661,742
	Shenzhen Farben Information Technology Co. Ltd., Class A	79,600	252,868

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	185,622	$627,907
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	335,832
*	Shenzhen Fenda Technology Co. Ltd., Class A	584,800	546,076
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,629	89,706
	Shenzhen FRD Science & Technology Co. Ltd., Class A	189,233	949,012
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	519,200	518,473
	Shenzhen Gas Corp. Ltd., Class A	879,816	872,429
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	681,356
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	220,775
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	1,150,748
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	749,000	529,447
	Shenzhen Honor Electronic Co. Ltd., Class A	33,177	1,181,150
	Shenzhen Hopewind Electric Co. Ltd., Class A	86,100	368,156
	Shenzhen Huaqiang Industry Co. Ltd., Class A	42,900	161,352
*	Shenzhen Infogem Technologies Co. Ltd., Class A	12,300	68,316
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,591,238
#	Shenzhen International Holdings Ltd.	9,974,164	11,491,699
#*	Shenzhen Investment Ltd.	19,481,674	2,171,543
		Shares	Value»
CHINA — (Continued)
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	$593,996
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	489,669
*	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	503,972
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	821,905
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	1,367,320
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	176,644	397,289
	Shenzhen Kedali Industry Co. Ltd., Class A	90,320	2,007,789
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	72,700	162,393
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,583,808
	Shenzhen Kinwong Electronic Co. Ltd., Class A	182,724	1,685,232
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	118,500	956,491
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	789,839
	Shenzhen Leaguer Co. Ltd., Class A	679,300	1,062,328
	Shenzhen Lifotronic Technology Co. Ltd., Class A	298,795	591,287
	Shenzhen Longtech Smart Control Co. Ltd., Class A	58,345	260,726
	Shenzhen Megmeet Electrical Co. Ltd., Class A	56,916	1,033,297
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	897,912
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	181,372	4,936,668

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen MTC Co. Ltd., Class A	1,266,138	$1,765,332
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	856,700	454,431
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	158,400	1,228,239
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	2,060,401	898,035
	Shenzhen Noposin Crop Science Co. Ltd., Class A	580,600	967,210
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,667,976	658,100
#	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	1,938,000	409,364
	Shenzhen Qingyi Photomask Ltd., Class A	116,221	509,947
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	53,000	357,826
	Shenzhen SC New Energy Technology Corp., Class A	113,071	2,241,520
	Shenzhen SED Industry Co. Ltd., Class A	257,489	770,023
	Shenzhen SEG Co. Ltd., Class A	585,000	758,933
	Shenzhen Senior Technology Material Co. Ltd., Class A	359,770	716,337
	Shenzhen Sinexcel Electric Co. Ltd., Class A	194,850	1,067,108
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	178,656
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,484,112
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	296,376
	Shenzhen Sunway Communication Co. Ltd., Class A	186,354	2,140,640
		Shares	Value»
CHINA — (Continued)
	Shenzhen Tagen Group Co. Ltd., Class A	1,033,345	$575,494
	Shenzhen Topband Co. Ltd., Class A	397,371	733,489
	Shenzhen Topraysolar Co. Ltd., Class A	904,200	767,903
	Shenzhen Topway Video Communication Co. Ltd., Class A	402,400	483,927
	Shenzhen Transsion Holdings Co. Ltd., Class A	121,820	1,015,493
	Shenzhen United Winners Laser Co. Ltd., Class A	148,876	634,547
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	304,053
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	284,600	1,104,937
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	880,296	580,271
	Shenzhen Yinghe Technology Co. Ltd., Class A	288,586	1,137,262
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	149,200	312,100
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	27,400	82,564
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	1,147,179
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	3,300	55,542
*	Shenzhen Zhenye Group Co. Ltd., Class A	278,800	359,146
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	2,586,260
	Shenzhou International Group Holdings Ltd.	3,370,600	26,807,582

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	73,800	$708,934
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	28,300	81,349
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	646,063
	Shinva Medical Instrument Co. Ltd., Class A	529,440	1,191,889
#	Shiyue Daotian Group Co. Ltd., Class H	258,000	297,326
	Shoucheng Holdings Ltd.	13,847,640	3,609,217
	Shougang Century Holdings Ltd.	53,200	20,198
	Shougang Fushan Resources Group Ltd.	20,643,003	8,699,260
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	13,463
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	2,106,611
	Shui On Land Ltd.	26,590,276	2,348,921
*	Siasun Robot & Automation Co. Ltd., Class A	22,500	56,168
	Sichuan Changhong Electric Co. Ltd., Class A	609,900	855,282
*	Sichuan Chengfei Integration Technology Corp., Class A	130,100	676,544
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,037,371
	Sichuan Development Lomon Co. Ltd., Class A	388,900	688,961
	Sichuan EM Technology Co. Ltd., Class A	275,700	1,127,488
#	Sichuan Expressway Co. Ltd., Class H	4,528,000	3,234,509
	Sichuan Furong Technology Co. Ltd., Class A	253,444	373,725
		Shares	Value»
CHINA — (Continued)
*	Sichuan Haite High-tech Co. Ltd., Class A	415,083	$730,426
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	638,619
*	Sichuan Hexie Shuangma Co. Ltd., Class A	276,343	1,073,715
*	Sichuan Hongda Co. Ltd., Class A	171,800	398,789
	Sichuan Injet Electric Co. Ltd., Class A	118,225	977,801
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,505	206,374
	Sichuan Jiuzhou Electric Co. Ltd., Class A	27,100	60,724
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	955,686
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	25,600	1,362,876
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	665,993
	Sichuan New Energy Power Co. Ltd., Class A	405,000	723,872
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,869,234
	Sichuan Swellfun Co. Ltd., Class A	128,805	771,661
	Sichuan Teway Food Group Co. Ltd., Class A	513,900	978,119
	Sichuan Yahua Industrial Group Co. Ltd., Class A	295,000	1,048,089
#	Sihuan Pharmaceutical Holdings Group Ltd.	25,679,000	5,189,182
	SIIC Environment Holdings Ltd. (807 HK)	259,000	35,825
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	7,045,732
	Sineng Electric Co. Ltd., Class A	227,500	1,213,694
	Sino Biopharmaceutical Ltd.	23,897,495	20,277,163

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino Wealth Electronic Ltd., Class A	62,139	$291,845
	Sino-Agri Leading Biosciences Co. Ltd., Class A	28,900	58,694
	Sinocare, Inc., Class A	353,836	892,901
*	Sinochem International Corp., Class A	1,877,697	1,261,438
	Sinofert Holdings Ltd.	16,608,673	3,613,722
	Sinofibers Technology Co. Ltd., Class A	70,000	446,928
	Sinolink Securities Co. Ltd., Class A	403,500	541,278
	Sinoma International Engineering Co., Class A	1,171,750	1,923,790
	Sinoma Science & Technology Co. Ltd., Class A	195,495	1,207,357
	Sinomach Automobile Co. Ltd., Class A	1,090,150	1,036,038
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	443,529
	Sinomach Precision Industry Group Co. Ltd., Class A	147,200	950,224
	Sinomine Resource Group Co. Ltd., Class A	97,640	1,186,581
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	10,383,636
#	Sinopec Kantons Holdings Ltd.	7,660,000	4,251,950
*	Sinopec Oilfield Equipment Corp., Class A	775,385	904,433
#*	Sinopec Oilfield Service Corp., Class H	16,120,000	2,008,823
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,941,000	4,265,591
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	63,467	330,665
	Sinopharm Group Co. Ltd., Class H	9,206,800	24,565,962
	Sino-Platinum Metals Co. Ltd., Class A	307,813	1,015,897
	Sinoseal Holding Co. Ltd., Class A	131,727	711,634
		Shares	Value»
CHINA — (Continued)
	Sinosoft Co. Ltd., Class A	208,980	$587,603
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,184,268	1,178,344
	Sinosteel New Materials Co. Ltd., Class A	366,200	571,387
#	Sinotrans Ltd., Class H	19,256,000	12,776,207
	Sinotruk Hong Kong Ltd.	5,474,000	25,137,587
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,289,548
	Skshu Paint Co. Ltd., Class A	101,248	828,316
	Skyworth Digital Co. Ltd., Class A	426,799	713,342
*	Skyworth Group Ltd.	470,000	427,970
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	277,100	858,606
#Ω	Smoore International Holdings Ltd.	4,080,000	5,891,751
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	820,112
*	SOHO China Ltd.	16,278,839	1,104,413
	Soho Holly Futures Co. Ltd., Class H	326,000	138,340
*	Sohu.com Ltd., ADR	72,129	1,221,144
	Sokan New Materials Group Co. Ltd., Class A	4,137	21,601
	Solareast Holdings Co. Ltd., Class A	619,275	859,774
	Songcheng Performance Development Co. Ltd., Class A	299,500	367,669
	Sonoscape Medical Corp., Class A	59,900	239,326
	SooChow Securities Co. Ltd., Class A	903,921	1,245,303
*	South Manganese Investment Ltd.	4,644,000	270,260
	Southern Publishing & Media Co. Ltd., Class A	766,000	1,663,846
	Southwest Securities Co. Ltd., Class A	1,209,100	797,075
#	So-Young International, Inc., ADR	39,017	110,808
*	SPIC Hydropower Co. Ltd., Class A	1,285,000	2,468,833

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	$74,628
	Spring Airlines Co. Ltd., Class A	184,900	1,495,259
#	SSY Group Ltd.	13,502,506	5,114,035
	Stanley Agricultural Group Co. Ltd., Class A	751,500	1,235,216
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,314,300	1,404,358
	StarPower Semiconductor Ltd., Class A	36,220	576,658
	State Grid Information & Communication Co. Ltd., Class A	316,526	882,764
	State Grid Yingda Co. Ltd., Class A	802,300	770,328
	STO Express Co. Ltd., Class A	1,103,600	2,040,006
	Sufa Technology Industry Co. Ltd. CNNC, Class A	151,300	539,365
	Sumavision Technologies Co. Ltd., Class A	737,200	641,013
	Sumec Corp. Ltd., Class A	894,200	1,501,523
	Sun Art Retail Group Ltd.	14,229,500	2,805,299
*	Sun Create Electronics Co. Ltd., Class A	120,797	467,492
#	Sun King Technology Group Ltd.	6,342,000	1,546,367
	Sunflower Pharmaceutical Group Co. Ltd., Class A	591,800	1,199,544
	Sungrow Power Supply Co. Ltd., Class A	338,643	7,356,823
	Suning Universal Co. Ltd., Class A	2,309,100	777,606
#	Sunny Optical Technology Group Co. Ltd.	3,287,400	26,343,786
	Sunresin New Materials Co. Ltd., Class A	108,300	1,047,310
	Sunrise Group Co. Ltd., Class A	664,930	627,509
		Shares	Value»
CHINA — (Continued)
#*	Sunshine Lake Pharma Co. Ltd., Class H	562,598	$3,075,856
	Sunstone Development Co. Ltd., Class A	287,700	1,149,604
	Suntak Technology Co. Ltd., Class A	407,200	870,238
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	1,229,587
	Sunwoda Electronic Co. Ltd., Class A	283,899	957,559
	Suofeiya Home Collection Co. Ltd., Class A	313,634	670,562
	SUPCON Technology Co. Ltd., Class A	68,807	828,868
	Suzhou Anjie Technology Co. Ltd., Class A	487,700	976,323
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	248,367	2,770,267
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,348,747	724,318
	Suzhou Good-Ark Electronics Co. Ltd., Class A	305,437	471,169
*	Suzhou HYC Technology Co. Ltd., Class A	55,045	259,748
	Suzhou Maxwell Technologies Co. Ltd., Class A	51,273	2,291,804
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	876,100	875,770
	Suzhou Secote Precision Electronic Co. Ltd., Class A	103,544	752,921
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	383,890
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	775,949
	Suzhou TFC Optical Communication Co. Ltd., Class A	126,660	4,509,066

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	$757,843
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	678,418
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	144,639
*	SVG Optronics Co. Ltd., Class A	48,200	338,037
#	SY Holdings Group Ltd.	2,319,000	3,436,280
	Symphony Holdings Ltd.	7,630,000	1,396,380
*	SYoung Group Co. Ltd., Class A	223,433	734,402
	T&S Communications Co. Ltd., Class A	25,000	448,636
	Taiji Computer Corp. Ltd., Class A	90,628	315,464
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	824,686
*	Talkweb Information System Co. Ltd., Class A	62,200	282,626
*	Tangrenshen Group Co. Ltd., Class A	854,285	548,808
	TangShan Port Group Co. Ltd., Class A	1,476,730	909,709
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,177,139	1,388,872
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	46,000	176,045
	Tansun Technology Co. Ltd., Class A	40,000	98,565
*	Tanwan, Inc.	108,400	247,688
	Tasly Pharmaceutical Group Co. Ltd., Class A	393,400	854,859
	Tayho Advanced Materials Group Co. Ltd., Class A	466,500	875,310
	TBEA Co. Ltd., Class A	1,205,180	4,690,827
	TCL Electronics Holdings Ltd.	8,352,932	12,841,105
	TCL Technology Group Corp., Class A	4,478,818	3,131,179
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	706,326
		Shares	Value»
CHINA — (Continued)
	TDG Holdings Co. Ltd., Class A	694,500	$1,353,902
*††	Tech-Pro, Inc.	37,652,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	530,027	843,958
	Telling Telecommunication Holding Co. Ltd., Class A	204,800	307,735
	Ten Pao Group Holdings Ltd.	1,144,000	408,435
	Tencent Holdings Ltd.	11,316,300	869,791,191
	Tencent Music Entertainment Group, ADR	1,103,923	18,523,828
	Tencent Music Entertainment Group, Class A	23,100	193,887
#	Tenfu Cayman Holdings Co. Ltd.	101,000	38,497
	Thinkon Semiconductor Jinzhou Corp., Class A	10,851	151,849
	Three Squirrels, Inc., Class A	275,200	944,838
	Three's Co. Media Group Co. Ltd., Class A	113,992	673,601
	Thunder Software Technology Co. Ltd., Class A	11,800	127,772
	Tian An China Investment Co. Ltd.	1,336,357	784,076
	Tian Di Science & Technology Co. Ltd., Class A	963,600	836,486
	Tian Lun Gas Holdings Ltd.	806,500	301,892
	Tiande Chemical Holdings Ltd.	496,000	106,268
*	Tianfeng Securities Co. Ltd., Class A	963,100	572,052
#	Tiangong International Co. Ltd.	9,606,000	4,196,413
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	89,684	254,482
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,402,825
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,516,051	791,972

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Development Holdings Ltd.	1,963,800	$680,097
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	360,480
	Tianjin Port Co. Ltd., Class A	1,720,839	1,195,955
	Tianjin Port Development Holdings Ltd.	11,851,200	1,061,835
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	920,336
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	923,601	600,539
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	814,556
*	Tianma Microelectronics Co. Ltd., Class A	793,112	1,107,198
	Tianneng Battery Group Co. Ltd., Class A	115,564	563,761
#	Tianneng Power International Ltd.	7,163,952	6,704,053
#*	Tianqi Lithium Corp., Class H	474,600	2,963,740
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	1,075,776
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	4,367,970
*	TianShan Material Co. Ltd., Class A	544,101	442,809
	Tianshui Huatian Technology Co. Ltd., Class A	618,107	1,345,426
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	219,382
	Tibet Huayu Mining Co. Ltd., Class A	130,500	626,608
	Tibet Mineral Development Co. Ltd., Class A	113,800	437,269
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	598,479
#	Time Interconnect Technology Ltd.	2,431,000	4,810,255
		Shares	Value»
CHINA — (Continued)
	Tinergy Chemical Co. Ltd., Class A	848,073	$638,141
	Tingyi Cayman Islands Holding Corp.	9,616,000	14,574,298
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,062,759	1,203,739
	TK Group Holdings Ltd.	500,000	159,643
	TKD Science & Technology Co. Ltd., Class A	197,108	455,786
	Tofflon Science & Technology Group Co. Ltd., Class A	386,444	915,103
	Toly Bread Co. Ltd., Class A	977,334	772,495
	Tomson Group Ltd.	3,087,259	1,056,783
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,389,000	2,416,044
#	Tongcheng Travel Holdings Ltd.	8,107,600	24,116,060
	Tongdao Liepin Group	1,724,800	831,338
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	645,120
	TongFu Microelectronics Co. Ltd., Class A	334,815	2,517,714
	Tongguan Gold Group Ltd.	838,000	353,681
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	403,460	525,489
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	177,859
	Tongkun Group Co. Ltd., Class A	568,666	1,788,597
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	734,000	1,456,292
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	3,902,159
*	Tongwei Co. Ltd., Class A	344,076	900,776

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	2,276,700	$978,981
	Topchoice Medical Corp., Class A	100,102	662,522
	Topsec Technologies Group, Inc., Class A	661,800	832,738
Ω	Topsports International Holdings Ltd.	19,139,000	6,939,131
	Toread Holdings Group Co. Ltd., Class A	288,000	565,953
#	Towngas Smart Energy Co. Ltd.	5,127,654	2,406,943
*	TPV Technology Co. Ltd., Class A	1,741,000	637,879
*Ω	Transcenta Holding Ltd.	376,500	114,602
	Transfar Zhilian Co. Ltd., Class A	789,198	757,541
#	TravelSky Technology Ltd., Class H	5,633,938	7,662,397
	Triangle Tyre Co. Ltd., Class A	369,900	822,488
#*	Trigiant Group Ltd.	6,560,000	573,268
*	Trina Solar Co. Ltd., Class A	319,090	861,667
	Trip.com Group Ltd. (TCOM US), ADR	913,870	56,084,202
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	597,537
	Triumph Science & Technology Co. Ltd., Class A	422,000	881,095
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	229,100	219,951
*	TRS Information Technology Corp. Ltd., Class A	41,900	137,827
*	Truking Technology Ltd., Class A	327,500	524,630
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	26,822
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	562,700
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	14,580,866
	TSP Wind Power Group Co. Ltd.	857,600	1,691,343
#*Ω	Tuhu Car, Inc.	222,500	443,494
		Shares	Value»
CHINA — (Continued)
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	$0
	Tungkong, Inc., Class A	142,800	238,258
	Tuniu Corp., Sponsored ADR	88,047	58,754
	Uni-Bio Science Group Ltd.	2,120,000	30,092
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	755,935
	Unilumin Group Co. Ltd., Class A	669,131	753,777
#	Uni-President China Holdings Ltd.	11,679,308	11,842,009
	Unisplendour Corp. Ltd., Class A	198,320	713,498
#	United Energy Group Ltd.	9,285,100	764,642
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	342,733	1,667,568
*	UTour Group Co. Ltd., Class A	499,300	582,856
	V V Food & Beverage Co. Ltd., Class A	1,007,800	548,701
	Valiant Co. Ltd., Class A	512,727	1,260,939
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	166,428	403,550
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	19,156
	Vatti Corp. Ltd., Class A	632,300	573,138
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	619,084
Ω	VCredit Holdings Ltd.	109,600	30,241
*	Venustech Group, Inc., Class A	183,400	373,924
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	92,923
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	10,508,048
	Viomi Technology Co. Ltd., ADR	4,208	5,597

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vipshop Holdings Ltd., ADR	2,925,595	$50,056,930
*	Visionox Technology, Inc., Class A	499,500	624,470
	Visual China Group Co. Ltd., Class A	76,300	288,458
*Ω	Viva Biotech Holdings	6,636,000	2,174,287
*	Vnet Group, Inc., ADR	473,387	4,984,765
	Walvax Biotechnology Co. Ltd., Class A	266,900	485,215
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	381,200	856,341
*	Wanda Film Holding Co. Ltd., Class A	803,500	1,368,390
	Wangfujing Group Co. Ltd., Class A	74,000	154,351
	Wangneng Environment Co. Ltd., Class A	399,191	968,967
	Wangsu Science & Technology Co. Ltd., Class A	382,517	909,516
	Wanguo Gold Group Ltd.	4,000,000	6,077,390
	Wanhua Chemical Group Co. Ltd., Class A	879,528	11,136,925
	Want Want China Holdings Ltd.	29,515,000	17,800,631
	Wanxiang Qianchao Co. Ltd., Class A	716,419	1,771,792
	Warom Technology, Inc. Co., Class A	304,914	858,763
	Wasion Holdings Ltd.	4,776,000	14,585,937
	Wasu Media Holding Co. Ltd., Class A	1,408,900	1,764,305
#	Weibo Corp. (9898 HK), Class A	48,720	520,233
#	Weibo Corp. (WB US), Sponsored ADR	552,309	5,843,429
	Weichai Power Co. Ltd., Class H	11,822,120	40,072,586
	Weifu High-Technology Group Co. Ltd., Class A	236,747	728,123
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	341,160	515,352
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	1,014,477
		Shares	Value»
CHINA — (Continued)
	Weilong Delicious Global Holdings Ltd.	390,000	$616,004
#*Ω	Weimob, Inc.	731,000	225,969
#*	WellCell Holdings Co. Ltd.	152,800	232,059
	Wellhope Foods Co. Ltd., Class A	505,644	545,314
	Wencan Group Co. Ltd., Class A	238,300	707,255
	Wens Foodstuff Group Co. Ltd., Class A	1,533,566	3,441,911
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	573,787
#	West China Cement Ltd.	21,952,000	10,546,950
	Western Metal Materials Co. Ltd., Class A	222,800	1,572,722
	Western Mining Co. Ltd., Class A	675,800	3,404,206
	Western Region Gold Co. Ltd., Class A	330,500	1,995,983
	Western Securities Co. Ltd., Class A	816,630	940,611
	Western Superconducting Technologies Co. Ltd., Class A	102,647	1,250,466
#	Wharf Holdings Ltd.	2,549,000	8,241,868
	Willfar Information Technology Co. Ltd., Class A	84,970	500,643
	Windey Energy Technology Group Co. Ltd., Class A	347,538	973,225
*	Wingtech Technology Co. Ltd., Class A	129,997	735,732
	Winner Medical Co. Ltd., Class A	156,725	798,897
	Winning Health Technology Group Co. Ltd., Class A	491,000	780,998
	Wolong Electric Group Co. Ltd., Class A	278,994	1,764,143
*	World Union Group, Inc., Class A	1,517,177	591,313
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	959,504
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	695,516

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan East Lake High Technology Group Co. Ltd., Class A	300,200	$474,296
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	226,431
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	227,800	419,300
*	Wuhan Guide Infrared Co. Ltd., Class A	90,000	214,998
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	263,049
*	Wuhan P&S Information Technology Co. Ltd., Class A	383,900	611,308
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	106,800	469,433
	Wuhu Token Science Co. Ltd., Class A	763,240	696,911
	Wuliangye Yibin Co. Ltd., Class A	841,312	12,700,449
	Wuling Motors Holdings Ltd.	1,060,000	70,355
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	3,234,421
	Wushang Group Co. Ltd., Class A	462,600	704,834
Ω	WuXi AppTec Co. Ltd., Class H	906,560	12,900,389
	Wuxi Autowell Technology Co. Ltd., Class A	237,641	3,253,743
	Wuxi Best Precision Machinery Co. Ltd., Class A	105,270	369,231
*Ω	Wuxi Biologics Cayman, Inc.	9,952,500	47,098,706
	Wuxi Boton Technology Co. Ltd., Class A	208,338	692,497
	Wuxi Chipown Micro-Electronics Ltd., Class A	49,086	517,485
	Wuxi DK Electronic Materials Co. Ltd., Class A	57,300	890,526
		Shares	Value»
CHINA — (Continued)
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	435,900	$1,316,789
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	67,600	561,780
	Wuxi NCE Power Co. Ltd., Class A	96,600	639,919
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	1,156,615
	Wuxi Rural Commercial Bank Co. Ltd., Class A	1,194,900	1,014,595
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	1,064,140
*	WuXi XDC Cayman, Inc.	411,000	3,302,019
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	594,507
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	351,003
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	3,347,515
#	XD, Inc.	333,600	3,663,579
	XGD, Inc., Class A	177,794	680,712
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,467,500	635,781
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	778,131
	Xiamen Bank Co. Ltd., Class A	973,161	980,577
	Xiamen C & D, Inc., Class A	483,230	663,356
	Xiamen Changelight Co. Ltd., Class A	379,588	2,064,160
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	178,626	179,062
	Xiamen Faratronic Co. Ltd., Class A	42,658	666,999
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	100,300	447,784
	Xiamen International Airport Co. Ltd., Class A	126,156	333,419

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Intretech, Inc., Class A	231,684	$668,126
	Xiamen ITG Group Corp. Ltd., Class A	877,963	883,305
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	747,982
	Xiamen Kingdomway Group Co., Class A	335,829	919,365
	Xiamen Port Development Co. Ltd., Class A	612,400	1,113,001
	Xiamen Tungsten Co. Ltd., Class A	422,462	3,394,423
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,737,629
*	Xian International Medical Investment Co. Ltd., Class A	1,561,275	1,098,307
	Xi'an Manareco New Materials Co. Ltd., Class A	81,732	594,897
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	1,107,188
	Xi'an Triangle Defense Co. Ltd., Class A	186,138	1,020,918
	Xiandai Investment Co. Ltd., Class A	1,253,038	771,735
*	Xiangcai Co. Ltd., Class A	453,908	717,162
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	193,932
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	830,278
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	679,299
	Xianhe Co. Ltd., Class A	281,207	992,539
*Ω	Xiaomi Corp., Class B	9,622,200	43,555,554
	Ximei Resources Holding Ltd.	55,000	62,203
	Xinfengming Group Co. Ltd., Class A	903,412	2,712,314
	Xingfa Aluminium Holdings Ltd.	360,000	350,384
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,397,000	4,758,084
	Xinhuanet Co. Ltd., Class A	141,887	510,606
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	333,800	$783,730
	Xinjiang Joinworld Co. Ltd., Class A	628,646	818,487
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	691,307
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,825	911,577
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	2,295,587
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	922,072
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,005,300	1,014,218
*	Xinte Energy Co. Ltd., Class H	3,980,800	3,878,832
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	1,160,148
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	1,235,902
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	689,241
#	Xinyi Energy Holdings Ltd.	5,812,563	899,954
#	Xinyi Solar Holdings Ltd.	41,138,716	17,781,861
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	527,129
*	Xinzhi Group Co. Ltd., Class A	305,800	1,133,239
	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	1,151,195
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	254,038	622,497
#*	XPeng, Inc., Class A	1,075,300	9,679,420
	Xtep International Holdings Ltd.	13,824,756	9,086,334
	Xuji Electric Co. Ltd., Class A	217,900	936,206
#*	Xunlei Ltd., ADR	160,287	985,765
#*	XXF Group Holdings Ltd.	55,000	80,054

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Yadea Group Holdings Ltd.	7,252,408	$10,247,018
	Yangling Metron New Material, Inc., Class A	367,712	896,791
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	8,917,220
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	121,100	1,509,334
	Yankershop Food Co. Ltd., Class A	54,772	536,780
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	25,705,361
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	187,742	565,848
	Yantai China Pet Foods Co. Ltd., Class A	132,916	951,247
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	311,894	617,931
	Yantai Eddie Precision Machinery Co. Ltd., Class A	190,230	606,293
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	3,604,852
	YanTai Shuangta Food Co. Ltd., Class A	670,050	502,722
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	266,500	670,916
*	Yatsen Holding Ltd., ADR	57,706	245,828
	YD Electronic Technology Co. Ltd., Class A	88,100	802,052
#*	Yeahka Ltd.	706,800	724,056
	Yealink Network Technology Corp. Ltd., Class A	239,820	1,323,787
*	Yechiu Metal Recycling China Ltd., Class A	831,540	548,218
	Yeebo International Holdings Ltd.	212,000	100,893
	YGSOFT, Inc., Class A	828,671	768,603
*	Yibin Tianyuan Group Co. Ltd., Class A	694,500	604,624
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co. Ltd., Class A	320,300	$560,539
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	1,240,874
#	Yihai International Holding Ltd.	3,304,000	6,225,642
*	Yijiahe Technology Co. Ltd., Class A	81,100	363,890
	Yinbang Clad Material Co. Ltd., Class A	246,700	528,755
	Yindu Kitchen Equipment Co. Ltd., Class A	204,641	475,084
	Yip's Chemical Holdings Ltd.	1,348,000	333,661
	Yiren Digital Ltd., Sponsored ADR	329,520	1,308,194
Ω	Yixin Group Ltd.	10,668,500	3,871,264
	Yixintang Pharmaceutical Group Co. Ltd., Class A	428,023	865,848
	Yizumi Holdings Co. Ltd., Class A	286,600	1,066,246
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	2,140,246
*	Yonghui Superstores Co. Ltd., Class A	278,900	176,758
	Yongjin Technology Group Co. Ltd.	286,200	791,901
	YongXing Special Materials Technology Co. Ltd., Class A	141,918	1,017,809
*	Yonyou Network Technology Co. Ltd., Class A	123,643	269,501
	Yotrio Group Co. Ltd., Class A	1,110,600	605,072
*	Youcare Pharmaceutical Group Co. Ltd., Class A	239,608	835,881
#*	Youdao, Inc., ADR	14,060	146,224
	Youngor Fashion Co. Ltd., Class A	608,700	644,041
	Youngy Co. Ltd., Class A	95,700	747,788
*	Youzu Interactive Co. Ltd., Class A	386,800	672,703
	YTO Express Group Co. Ltd., Class A	793,975	1,928,052

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	915,400	$1,383,250
	Yuexiu Property Co. Ltd.	10,304,956	6,003,470
	Yuexiu Services Group Ltd.	1,576,000	488,183
	Yuexiu Transport Infrastructure Ltd.	3,591,415	2,174,073
	Yueyang Forest & Paper Co. Ltd., Class A	887,400	732,145
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	137,860	339,073
	Yum China Holdings, Inc. (9987 HK)	99,100	4,927,509
	Yum China Holdings, Inc. (YUMC US)	1,395,014	68,941,592
	YUNDA Holding Group Co. Ltd., Class A	1,170,786	1,155,668
	Yunnan Aluminium Co. Ltd., Class A	982,000	4,698,622
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,394,004
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	1,638,935
	Yunnan Copper Co. Ltd., Class A	651,900	2,444,354
	Yunnan Energy Investment Co. Ltd., Class A	549,300	928,432
*	Yunnan Energy New Material Group Co. Ltd., Class A	150,495	1,104,209
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	707,617
	Yunnan Nantian Electronics Information Co. Ltd., Class A	129,691	314,681
	Yunnan Tin Co. Ltd., Class A	758,300	4,256,756
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	2,786,385
	Yusys Technologies Co. Ltd., Class A	164,539	532,888
	Yutong Bus Co. Ltd., Class A	582,006	2,590,033
		Shares	Value»
CHINA — (Continued)
	Yutong Heavy Industries Co. Ltd., Class A	305,102	$542,739
#*	Z Fin Ltd.	785,894	413,651
*	Zai Lab Ltd. ZLAB US, ADR	22,834	379,044
*	Zall Smart Commerce Group Ltd.	841,000	11,166
	Zangge Mining Co. Ltd., Class A	90,900	1,128,238
	ZBOM Home Collection Co. Ltd., Class A	281,938	397,546
#	ZCZL Industrial Technology Group Co. Ltd., Class H	2,505,400	7,059,776
	Zengame Technology Holding Ltd.	2,014,000	618,173
*	Zepp Health Corp., ADR	3,145	56,673
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	92,915	300,502
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	51,703	1,193,259
	Zhaojin Mining Industry Co. Ltd., Class H	7,238,166	31,834,748
	Zhefu Holding Group Co. Ltd., Class A	1,703,731	1,191,350
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	825,336
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	355,640	504,842
	Zhejiang Cfmoto Power Co. Ltd., Class A	33,900	1,227,886
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	30,000	345,795
	Zhejiang China Commodities City Group Co. Ltd., Class A	630,700	1,458,304
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	2,285,767

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	2,119,409	$1,266,047
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	872,885
	Zhejiang Crystal-Optech Co. Ltd., Class A	314,062	1,076,857
	Zhejiang Dafeng Industry Co. Ltd., Class A	189,100	393,440
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,493,589
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	453,400	1,006,758
	Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	938,849
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	727,940	1,320,769
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	8,425,414
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	379,048	973,173
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	28,812	78,387
*	Zhejiang Great Southeast Co. Ltd., Class A	659,400	329,831
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	1,129,312
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	1,385,858
	Zhejiang Hailiang Co. Ltd., Class A	740,561	1,551,804
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	752,438
	Zhejiang HangKe Technology, Inc. Co., Class A	192,179	834,679
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hangmin Co. Ltd., Class A	870,200	$954,855
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	861,924	784,648
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,445,839
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	848,963
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	1,024,881
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	199,600	465,204
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	760,361
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	318,900	459,836
	Zhejiang Huayou Cobalt Co. Ltd., Class A	388,435	3,987,966
	Zhejiang International Group Co. Ltd., Class A	135,340	243,386
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	1,130,517
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	191,807	1,026,704
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	753,575
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	490,786
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	189,970	1,219,030
	Zhejiang Jingu Co. Ltd., Class A	360,050	621,072
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,215,099

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,700	$88,766
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	2,110,073
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	276,900	726,553
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	272,400	668,466
	Zhejiang Juhua Co. Ltd., Class A	258,820	1,465,014
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	872,582
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	829,450
	Zhejiang Medicine Co. Ltd., Class A	436,569	938,042
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	417,500
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	153,855	312,006
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	267,049
	Zhejiang NHU Co. Ltd., Class A	757,379	3,038,775
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	106,390	375,081
	Zhejiang Orient Holdings Group Co. Ltd., Class A	970,977	903,144
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	970,126
	Zhejiang Runtu Co. Ltd., Class A	621,250	1,124,136
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	1,545,671
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	66,140	658,252
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,203,794
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,444,200	$1,132,783
#	Zhejiang Shibao Co. Ltd., Class H	618,000	440,685
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	115,400	340,135
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,900	148,735
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	188,048	669,721
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	555,685
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	333,200	317,761
	Zhejiang Supor Co. Ltd., Class A	82,169	510,670
	Zhejiang Taihua New Material Group Co. Ltd., Class A	757,900	1,011,323
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	450,022	401,030
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	179,202	671,235
	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	131,492
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	466,747	1,031,750
	Zhejiang Wanliyang Co. Ltd., Class A	1,083,441	1,545,112
	Zhejiang Wanma Co. Ltd., Class A	395,200	946,698
	Zhejiang Wansheng Co. Ltd., Class A	257,000	448,851
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,928,309
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	943,127	1,418,286

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	538,357	$964,744
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,532	510,916
	Zhejiang XCC Group Co. Ltd., Class A	154,200	1,678,517
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	614,549	811,747
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	531,893	987,330
	Zhejiang Xinao Textiles, Inc., Class A	622,900	829,557
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	395,356
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	71,666
	Zhejiang Yasha Decoration Co. Ltd., Class A	763,638	462,180
	Zhejiang Yinlun Machinery Co. Ltd., Class A	240,400	1,272,787
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	169,200	431,261
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	828,507
*	Zhejiang Yongtai Technology Co. Ltd., Class A	306,384	1,129,488
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	86,040	648,033
	Zhende Medical Co. Ltd., Class A	76,311	755,378
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	864,400	564,254
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	43,788
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	954,377
		Shares	Value»
CHINA — (Continued)
	Zheshang Development Group Co. Ltd., Class A	583,617	$523,122
	Zheshang Securities Co. Ltd., Class A	441,800	680,193
	Zhewen Interactive Group Co. Ltd., Class A	587,420	1,103,308
#*	Zhihu, Inc.	13,500	16,921
*	Zhong An Group Ltd.	14,556,888	237,756
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,439,900	11,595,360
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	393,530
	Zhongji Innolight Co. Ltd., Class A	204,471	18,988,038
	Zhongjin Gold Corp. Ltd., Class A	980,800	4,959,595
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	362,300	1,811,423
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	776,900	1,184,313
	Zhongshan Public Utilities Group Co. Ltd., Class A	270,560	481,063
	Zhongsheng Group Holdings Ltd.	7,158,500	10,664,680
	Zhongtai Securities Co. Ltd., Class A	839,100	771,658
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	654,570
	ZhongYeDa Electric Co. Ltd., Class A	148,200	208,218
#	Zhongyu Energy Holdings Ltd.	2,299,550	839,099
#Ω	Zhongyuan Bank Co. Ltd., Class H	682,000	28,837
	Zhongyuan Environment-Protection Co. Ltd., Class A	804,595	1,003,013
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,023,500	1,264,690
	Zhuhai Enpower Electric Co. Ltd., Class A	107,300	386,523

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	1,288,938	$790,285
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,039,650	11,152,286
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	107,832	774,108
	Zhuzhou Kibing Group Co. Ltd., Class A	1,138,800	1,148,917
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	2,223,596
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	1,130,733
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	820,982
	Zijin Mining Group Co. Ltd., Class H	17,862,000	93,132,849
	ZJAMP Group Co. Ltd., Class A	239,500	376,707
#Ω	ZJLD Group, Inc.	52,600	60,848
	ZJMI Environmental Energy Co. Ltd., Class A	512,727	1,014,302
	Zkteco Co. Ltd., Class A	88,800	486,915
#*	Zonqing Environmental Ltd.	574,000	98,096
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,503,800	7,296,358
#	ZTE Corp., Class H	2,059,792	7,451,823
	ZTO Express Cayman, Inc. (2057 HK)	898,350	19,835,693
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	22,960,798
	ZWSOFT Co. Ltd. Guangzhou, Class A	13,861	137,886
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	165,500	523,047
TOTAL CHINA			9,408,767,593
COLOMBIA — (0.1%)
	Almacenes Exito SA	76,497	105,530
	Bolsa de Valores de Colombia	20,739	94,806
	Celsia SA	1,462,150	2,080,373
		Shares	Value»
COLOMBIA — (Continued)
	Cementos Argos SA	1,578,745	$5,901,787
*	Corp. Financiera Colombiana SA	443,017	2,420,668
	Grupo Argos SA	547,146	2,773,552
	Grupo Aval Acciones y Valores SA, ADR	11,715	56,349
	Grupo Cibest SA CIB US, ADR	118,217	9,652,418
	Grupo Cibest SA CIBEST CB	422,977	9,553,592
	Grupo de Inversiones Suramericana SA	159,473	2,696,067
	Grupo Energia Bogota SA ESP	3,120,156	2,764,083
	Interconexion Electrica SA ESP	1,084,019	8,884,705
	Mineros SA	442,882	2,297,736
	Organizacion Terpel SA	7,623	40,910
	Promigas SA ESP	69,923	130,128
TOTAL COLOMBIA			49,452,704
CZECH REPUBLIC — (0.1%)
	CEZ AS	422,941	24,319,039
	Komercni Banka AS	180,880	10,960,792
Ω	Moneta Money Bank AS	839,679	8,427,312
	Philip Morris CR AS	2,090	2,050,830
TOTAL CZECH REPUBLIC			45,757,973
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,354,246	14,182,064
	EFG Holding SAE (EFGD LI), GDR	34,192	34,196
	EFG Holding SAE (EFGZF US), GDR	131,241	131,241
TOTAL EGYPT			14,347,501
GREECE — (0.6%)
	Aegean Airlines SA	245,956	4,357,256
*	Aktor SA Holding Co. Technical & Energy Projects	133,992	1,723,880
	Alpha Bank SA	4,479,043	21,440,999
	Athens International Airport SA	33,403	448,230
	Athens Water Supply & Sewage Co. SA	171,411	1,463,855
	Autohellas Tourist & Trading SA	118,800	1,830,164
	Avax SA	173,111	689,980
	Bank of Greece	32,631	665,384

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
#	Ellaktor SA	256,653	$419,188
#	ElvalHalcor SA	395,854	2,169,935
	Eurobank SA, Class A	5,599,195	27,363,130
	Fourlis Holdings SA	258,936	1,351,634
	GEK Terna SA	365,348	14,380,717
	Hellenic Telecommunications Organization SA	419,969	7,876,693
	Helleniq Energy Holdings SA	477,055	5,134,184
	Holding Co. ADMIE IPTO SA	334,481	1,216,086
	Ideal Holdings SA	59,686	438,577
	Intracom Holdings SA	404,007	1,687,053
	Jumbo SA	281,133	8,335,832
	Kri-Kri Milk Industry SA	55,970	1,440,746
*	LAMDA Development SA	356,829	2,995,972
#	Lavipharm SA	161,049	228,392
#*	Metlen Energy & Metals PLC	227,622	12,390,209
	Motor Oil Hellas Corinth Refineries SA	325,983	13,125,042
	National Bank of Greece SA	1,302,635	22,997,290
	OPAP SA	411,805	8,304,939
	Optima bank SA	4,349	44,635
	Piraeus Bank SA	1,273,423	12,845,431
	Piraeus Port Authority SA	49,643	2,344,081
	Profile Systems & Software SA	36,862	341,152
	Public Power Corp. SA	381,651	9,020,744
	Quest Holdings SA	170,341	1,421,796
	Sarantis SA	105,490	1,696,553
	Thrace Plastics Holding & Co.	87,223	437,582
	Titan SA (TITC BB)	210,081	14,174,945
	Titan SA (TITC GA)	45,653	3,063,379
TOTAL GREECE			209,865,665
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	13,273,000	1,743,491
HUNGARY — (0.3%)
*	4iG Nyrt	55,331	679,138
	ANY Security Printing Co.	547	13,028
	Magyar Telekom Telecommunications PLC	1,146,807	7,114,214
*	MASTERPLAST Nyrt	4,476	37,454
		Shares	Value»
HUNGARY — (Continued)
	MOL Hungarian Oil & Gas PLC	2,370,592	$28,951,908
#	Opus Global Nyrt	889,067	1,518,457
	OTP Bank Nyrt	503,133	63,310,211
	Richter Gedeon Nyrt	134,755	4,508,486
TOTAL HUNGARY			106,132,896
INDIA — (15.0%)
	360 ONE WAM Ltd.	728,310	8,943,105
*	3i Infotech Ltd.	208,800	34,005
	3M India Ltd.	4,978	1,854,653
*	5Paisa Capital Ltd.	14,166	53,313
	63 Moons Technologies Ltd.	46,475	326,820
	Aarti Drugs Ltd.	255,253	1,055,758
	Aarti Industries Ltd.	1,029,915	4,168,001
	Aarti Pharmalabs Ltd.	229,683	1,898,051
*	Aavas Financiers Ltd.	36,858	581,641
	ABB India Ltd.	60,222	3,645,721
	Abbott India Ltd.	9,321	2,769,125
	ACC Ltd.	255,148	4,558,209
	Accelya Solutions India Ltd.	8,110	113,935
	Action Construction Equipment Ltd.	341,269	3,158,318
	Acutaas Chemicals Ltd.	11,990	249,299
*	Adani Energy Solutions Ltd.	409,646	3,987,104
	Adani Enterprises Ltd. ADE IN	87,196	1,917,301
*	Adani Enterprises Ltd. ADEPP IN	10,463	127,393
*	Adani Green Energy Ltd.	143,540	1,330,122
	Adani Ports & Special Economic Zone Ltd.	1,234,282	19,039,327
*	Adani Power Ltd.	11,878,218	17,548,266
	Adani Total Gas Ltd.	436,762	2,513,770
	ADF Foods Ltd.	159,235	305,951
*	Aditya Birla Capital Ltd.	3,272,393	12,134,753
*	Aditya Birla Fashion & Retail Ltd.	529,913	382,546
*	Aditya Birla Lifestyle Brands Ltd.	428,731	490,504
	Aditya Birla Real Estate Ltd.	279,243	3,876,443
Ω	Aditya Vision Ltd.	4,555	24,788
	Advanced Enzyme Technologies Ltd.	302,076	978,461
	Advent Hotels International Pvt Ltd.	66,965	144,504
	Aegis Logistics Ltd.	960,492	7,527,027
*	Aether Industries Ltd.	42,842	468,783

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Affle 3i Ltd.	70,859	$1,202,378
	Agarwal Industrial Corp. Ltd.	10,909	86,807
	AGI Greenpac Ltd.	221,725	1,508,308
	Ahluwalia Contracts India Ltd.	171,675	1,597,889
	AIA Engineering Ltd.	233,556	10,168,554
	Ajanta Pharma Ltd.	358,228	10,787,986
	Ajmera Realty & Infra India Ltd.	158,075	259,828
	Akzo Nobel India Ltd.	63,815	1,944,111
	Alembic Ltd.	654,353	658,454
	Alembic Pharmaceuticals Ltd.	487,649	4,165,466
	Alkem Laboratories Ltd.	93,046	5,759,435
	Alkyl Amines Chemicals	57,239	976,813
	Allcargo Global Ltd.	1,983,183	501,684
*	Allcargo Logistics Ltd.	3,710,718	418,976
	Allied Digital Services Ltd.	12,429	16,978
	Amara Raja Energy & Mobility Ltd.	885,207	8,075,977
*	Amber Enterprises India Ltd.	77,815	4,856,927
	Ambika Cotton Mills Ltd.	3,263	45,723
	Ambuja Cements Ltd.	1,005,199	5,580,620
	Amrutanjan Health Care Ltd.	47,942	306,011
	Anant Raj Ltd.	606,923	3,353,796
	Andhra Paper Ltd.	63,869	44,641
	Andhra Sugars Ltd.	363,371	277,923
	Angel One Ltd.	443,541	12,157,986
*	Antelopus Selan Energy Ltd.	14,588	87,615
*Ω	Antony Waste Handling Cell Ltd.	62,289	377,862
	Anup Engineering Ltd.	16,690	322,307
	Anupam Rasayan India Ltd.	17,789	241,180
	Apar Industries Ltd.	102,819	8,969,176
	Apcotex Industries Ltd.	90,855	367,638
	APL Apollo Tubes Ltd.	697,148	15,497,811
	Apollo Hospitals Enterprise Ltd.	248,015	18,753,640
	Apollo Pipes Ltd.	18,737	54,916
	Apollo Tyres Ltd.	3,558,807	19,054,396
	Aptech Ltd.	2,974	2,584
	Aptus Value Housing Finance India Ltd.	290,565	873,510
		Shares	Value»
INDIA — (Continued)
*	Arman Financial Services Ltd.	21,601	$381,378
	Artemis Medicare Services Ltd.	76,062	204,364
	Arvind Fashions Ltd.	446,899	2,282,987
	Arvind Ltd.	1,510,517	5,163,373
	Arvind SmartSpaces Ltd.	26,423	152,926
	Asahi India Glass Ltd.	423,721	4,611,411
	Ashapura Minechem Ltd.	173,798	1,272,684
	Ashiana Housing Ltd.	145,435	465,259
	Ashok Leyland Ltd.	14,051,516	30,221,744
*	Ashoka Buildcon Ltd.	1,398,768	2,283,780
*	Asian Granito India Ltd.	120,261	90,412
	Asian Paints Ltd.	661,187	17,478,921
	Associated Alcohols & Breweries Ltd.	4,609	42,286
Ω	Aster DM Healthcare Ltd.	841,149	5,053,485
	Astra Microwave Products Ltd.	114,927	1,230,029
	Astral Ltd.	387,240	6,186,493
	AstraZeneca Pharma India Ltd.	24,282	2,255,062
	Atul Ltd.	99,494	6,750,020
Ω	AU Small Finance Bank Ltd.	951,713	10,155,139
	AurionPro Solutions Ltd.	40,210	398,059
	Aurobindo Pharma Ltd.	1,291,469	16,860,304
	Automotive Axles Ltd.	36,417	740,670
	Avadh Sugar & Energy Ltd.	27,527	99,511
	Avantel Ltd.	142,077	238,584
	Avanti Feeds Ltd.	286,018	2,488,023
*Ω	Avenue Supermarts Ltd.	96,480	3,880,072
*	AWL Agri Business Ltd.	408,284	950,464
	Axis Bank Ltd. (AXSB IN)	7,832,547	116,557,961
*	AXISCADES Technologies Ltd.	24,713	332,508
	Bajaj Auto Ltd.	171,821	17,919,099
*	Bajaj Consumer Care Ltd.	476,290	1,759,930
	Bajaj Finance Ltd.	5,549,700	56,208,665
	Bajaj Finserv Ltd.	716,872	15,242,735
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	897,136
	Bajaj Holdings & Investment Ltd.	151,893	17,825,527
	Balaji Amines Ltd.	86,892	1,054,372

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries Ltd.	350,093	$8,780,869
	Balmer Lawrie & Co. Ltd.	565,989	1,059,841
	Balrampur Chini Mills Ltd.	1,276,271	5,811,045
	Banco Products India Ltd.	329,684	2,133,119
Ω	Bandhan Bank Ltd.	5,206,987	8,757,825
	Bank of Baroda	3,873,114	12,647,087
	Bank of India	2,139,467	3,820,023
	Bank of Maharashtra	5,490,487	3,914,269
	Bannari Amman Sugars Ltd.	8,392	327,915
	BASF India Ltd.	68,268	2,703,783
	Bata India Ltd.	265,158	2,480,986
	Bayer CropScience Ltd.	39,741	1,937,472
	BCL Industries Ltd.	521,472	160,609
	BEML Ltd.	224,870	4,397,012
	Berger Paints India Ltd.	959,473	4,834,851
*	BF Utilities Ltd.	92,487	525,306
	Bhagiradha Chemicals & Industries Ltd.	25,939	60,355
	Bhansali Engineering Polymers Ltd.	728,316	657,697
	Bharat Bijlee Ltd.	33,103	1,011,779
	Bharat Dynamics Ltd.	146,723	2,457,600
	Bharat Electronics Ltd.	6,148,858	30,056,768
	Bharat Forge Ltd.	914,493	14,368,243
	Bharat Heavy Electricals Ltd.	4,291,370	12,300,222
	Bharat Petroleum Corp. Ltd.	3,789,038	15,021,821
	Bharat Rasayan Ltd.	27,620	560,842
*	Bharat Wire Ropes Ltd.	44,761	83,194
	Bharti Airtel Ltd.	7,023,237	150,634,723
	Biocon Ltd.	841,695	3,362,649
	Birla Corp. Ltd.	200,548	2,293,009
	BirlaNu Ltd.	29,381	503,833
	Birlasoft Ltd.	1,252,951	5,687,832
*	BL Kashyap & Sons Ltd.	59,294	30,502
	Black Box Ltd.	171,179	950,131
	Bliss Gvs Pharma Ltd.	161,555	310,222
	BLS International Services Ltd.	316,388	890,214
	Blue Dart Express Ltd.	34,009	2,041,497
	Blue Star Ltd.	416,191	8,273,897
*	Bluspring Enterprises Ltd.	375,375	240,178
	Bombay Burmah Trading Co.	153,583	2,878,505
		Shares	Value»
INDIA — (Continued)
	Bombay Dyeing & Manufacturing Co. Ltd.	277,891	$348,043
*	Borosil Ltd.	50,868	139,027
*	Borosil Renewables Ltd.	45,879	246,346
*	Borosil Scientific Ltd.	12,129	14,465
	Bosch Ltd.	9,561	3,797,498
	Brigade Enterprises Ltd.	575,684	4,730,875
*	Brightcom Group Ltd.	8,340,699	838,418
	Britannia Industries Ltd.	253,892	16,162,060
	BSE Ltd.	845,919	25,534,280
*	Camlin Fine Sciences Ltd.	157,227	249,239
	Campus Activewear Ltd.	190,855	524,245
	Can Fin Homes Ltd.	664,643	6,805,064
	Canara Bank	7,096,084	11,376,059
	Cantabil Retail India Ltd.	53,926	172,598
*	Capacit'e Infraprojects Ltd.	344,823	833,349
	Capital Small Finance Bank Ltd.	19,167	53,494
	Caplin Point Laboratories Ltd.	192,876	3,636,452
	Capri Global Capital Ltd.	71,076	135,486
	Carborundum Universal Ltd.	526,172	4,508,944
	Care Ratings Ltd.	149,702	2,616,807
*	Cartrade Tech Ltd.	59,830	1,719,581
	Carysil Ltd.	31,546	271,050
	Castrol India Ltd.	2,450,623	4,905,517
	CCL Products India Ltd.	633,760	6,684,839
	CE Info Systems Ltd.	42,977	617,564
	Ceat Ltd.	235,579	9,623,866
*	Ceigall India Ltd.	7,606	22,110
	Cello World Ltd.	5,706	30,990
	Central Depository Services India Ltd.	589,988	8,472,948
	Centum Electronics Ltd.	2,709	68,587
	Century Enka Ltd.	66,350	312,577
	Century Plyboards India Ltd.	459,764	4,021,092
	Cera Sanitaryware Ltd.	34,780	1,893,350
	CESC Ltd.	3,525,344	5,756,402
	CG Power & Industrial Solutions Ltd.	3,118,445	19,923,753
	Chalet Hotels Ltd.	108,969	1,030,926
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	8,617,602

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Chemplast Sanmar Ltd.	50,135	$140,236
	Chennai Petroleum Corp. Ltd.	239,306	2,253,223
*	Choice International Ltd.	93,055	772,892
	Cholamandalam Financial Holdings Ltd.	704,255	12,673,340
	Cholamandalam Investment & Finance Co. Ltd.	1,347,785	23,894,084
	CIE Automotive India Ltd.	975,621	4,457,039
*	Cigniti Technologies Ltd.	4,779	83,972
	Cipla Ltd.	1,602,457	23,111,984
	City Union Bank Ltd.	2,844,817	9,286,318
	Clean Science & Technology Ltd.	39,897	374,651
	CMS Info Systems Ltd.	548,126	1,884,111
	Coal India Ltd.	2,682,867	12,847,502
Ω	Cochin Shipyard Ltd.	463,781	8,387,631
*Ω	Coffee Day Enterprises Ltd.	268,650	88,870
	Coforge Ltd.	977,340	17,582,757
*	Cohance Lifesciences Ltd.	887,363	3,642,339
	Colgate-Palmolive India Ltd.	407,402	9,340,224
	Computer Age Management Services Ltd.	1,330,590	10,071,312
	Concord Biotech Ltd.	3,218	40,889
	Confidence Petroleum India Ltd.	681,379	240,458
	Container Corp. of India Ltd.	986,235	5,397,921
	Control Print Ltd.	7,605	52,688
	Coromandel International Ltd.	978,242	23,909,045
	Cosmo First Ltd.	108,737	706,130
	Craftsman Automation Ltd.	887	70,659
*	CreditAccess Grameen Ltd.	352,895	5,047,039
	CRISIL Ltd.	103,435	5,247,114
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	8,604,395
*	CSB Bank Ltd.	334,927	1,585,466
	Cummins India Ltd.	247,524	11,016,447
	Cyient Ltd.	444,776	5,445,010
*Ω	D.P. Abhushan Ltd.	14,687	202,986
	Dabur India Ltd.	1,095,212	6,034,205
	Dalmia Bharat Ltd.	394,033	8,890,565
		Shares	Value»
INDIA — (Continued)
*	Dalmia Bharat Refractories Ltd.	2,328	$0
	Dalmia Bharat Sugar & Industries Ltd.	97,155	291,089
*	Data Patterns India Ltd.	543	15,790
	Datamatics Global Services Ltd.	52,426	400,600
	DB Corp. Ltd.	370,945	965,104
	DCB Bank Ltd.	1,729,110	3,766,142
	DCM Shriram Fine Chemicals Ltd.	134,379	88,498
	DCM Shriram Industries Ltd.	134,379	55,405
	DCM Shriram International Ltd.	134,379	88,498
	DCM Shriram Ltd.	373,597	4,801,147
	DCW Ltd.	1,164,195	581,926
	Ddev Plastiks Industries Ltd.	6,327	19,838
*	DEE Development Engineers Ltd.	4,958	10,143
	Deep Industries Ltd.	43,871	177,261
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	6,841,051
	Deepak Nitrite Ltd.	358,893	6,430,413
*	Delhivery Ltd.	1,131,698	5,248,146
	Delta Corp. Ltd.	573,884	404,122
*	DEN Networks Ltd.	376,689	115,021
*	Devyani International Ltd.	314,356	398,652
*	Dhampur Sugar Mills Ltd.	252,211	320,386
*	Dhanlaxmi Bank Ltd.	395,467	104,076
	Dhanuka Agritech Ltd.	112,124	1,365,111
*	Digitide Solutions Ltd.	318,168	397,217
Ω	Dilip Buildcon Ltd.	271,098	1,345,955
*	Dish TV India Ltd.	6,345,026	240,336
*	Dishman Carbogen Amcis Ltd.	516,045	1,219,107
	Divi's Laboratories Ltd.	174,475	11,446,192
	Dixon Technologies India Ltd.	179,577	20,399,002
	DLF Ltd.	934,731	6,464,580
	D-Link India Ltd.	28,590	128,227
	Dodla Dairy Ltd.	9,378	122,210
	Dollar Industries Ltd.	92,008	315,819
	Doms Industries Ltd.	1,130	29,326
Ω	Dr. Lal PathLabs Ltd.	411,442	6,263,906
#	Dr. Reddy's Laboratories Ltd., ADR	1,350,140	18,118,879

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,005,650	$13,252,893
*	Dredging Corp. of India Ltd.	3,704	45,007
	Dwarikesh Sugar Industries Ltd.	1,017,148	393,728
	Dynacons Systems & Solutions Ltd.	2,714	27,118
	eClerx Services Ltd.	193,103	9,794,184
	Edelweiss Financial Services Ltd.	2,966,936	3,448,858
	Eicher Motors Ltd.	332,378	25,784,972
*	EID Parry India Ltd.	845,475	8,477,986
	EIH Associated Hotels	73,136	263,905
	EIH Ltd.	1,090,481	3,766,732
	Eimco Elecon India Ltd.	1,193	22,803
	Elecon Engineering Co. Ltd.	179,730	796,162
	Electrosteel Castings Ltd.	2,218,725	1,716,365
	Elgi Equipments Ltd.	814,307	3,840,279
	Emami Ltd.	1,154,971	6,082,720
*	Embassy Developments Ltd.	2,465,918	1,778,998
Ω	Endurance Technologies Ltd.	148,361	3,914,060
	Engineers India Ltd.	1,864,511	3,513,616
	Epigral Ltd.	103,523	1,160,334
	EPL Ltd.	915,355	1,918,947
*Ω	Equitas Small Finance Bank Ltd.	1,869,711	1,428,269
Ω	Eris Lifesciences Ltd.	192,217	2,896,048
	ESAB India Ltd.	18,250	1,104,300
	Escorts Kubota Ltd.	210,769	7,723,763
*	Eternal Ltd.	1,470,425	4,381,386
*	Eureka Forbes Ltd.	15,872	94,482
	Eveready Industries India Ltd.	18,187	66,124
	Everest Industries Ltd.	30,444	144,176
	Everest Kanto Cylinder Ltd.	74,547	88,743
	Excel Industries Ltd.	27,054	275,162
	Exide Industries Ltd.	2,617,469	9,177,293
	Expleo Solutions Ltd.	862	8,569
	Fairchem Organics Ltd.	1,341	9,488
*	FDC Ltd.	404,562	1,629,192
*	Fedbank Financial Services Ltd.	48,561	80,864
	Federal Bank Ltd.	13,607,574	42,599,845
*	Federal-Mogul Goetze India Ltd.	54,733	259,212
	FIEM Industries Ltd.	75,154	1,770,212
	Filatex India Ltd.	1,156,112	576,419
		Shares	Value»
INDIA — (Continued)
	Fine Organic Industries Ltd.	37,617	$1,732,400
	Fineotex Chemical Ltd.	787,210	190,904
*	Fino Payments Bank Ltd.	85,788	202,666
	Finolex Cables Ltd.	549,480	4,338,133
	Finolex Industries Ltd.	2,111,313	4,071,956
	Firstsource Solutions Ltd.	2,389,885	8,306,768
	Flair Writing Industries Ltd.	7,686	24,987
	Force Motors Ltd.	37,959	7,882,351
	Fortis Healthcare Ltd.	2,331,676	21,600,612
*	FSN E-Commerce Ventures Ltd.	1,739,260	4,476,922
*	Fusion Finance Ltd.	243,390	484,559
	G R Infraprojects Ltd.	9,141	97,245
	Gabriel India Ltd.	641,693	6,516,755
	GAIL India Ltd. (GAIL IN)	6,902,596	12,556,139
	Galaxy Surfactants Ltd.	53,986	1,065,532
	Ganesh Housing Ltd.	81,815	656,826
	Ganesha Ecosphere Ltd.	25,941	190,714
	Garware Hi-Tech Films Ltd.	23,893	785,505
	Garware Technical Fibres Ltd.	302,275	2,152,630
	Gateway Distriparks Ltd.	2,147,220	1,367,070
	GE Vernova T&D India Ltd.	215,032	7,545,695
*	Genesys International Corp. Ltd.	4,330	14,686
	Genus Power Infrastructures Ltd.	30,339	93,519
	Geojit Financial Services Ltd.	617,242	456,601
	GHCL Ltd.	712,441	4,129,196
	GHCL Textiles Ltd.	761,649	628,046
	GIC Housing Finance Ltd.	258,928	457,234
	Gillette India Ltd.	38,612	3,686,538
Ω	Gland Pharma Ltd.	79,968	1,592,424
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	4,283,656
	Glenmark Pharmaceuticals Ltd.	1,204,820	26,562,888
	Global Health Ltd.	148,522	1,713,420
	Globus Spirits Ltd.	23,199	235,096
	GM Breweries Ltd.	1,976	21,045
	GMM Pfaudler Ltd.	52,678	560,393
*	GMR Airports Ltd.	6,290,245	6,432,886

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GNA Axles Ltd.	27,625	$107,550
*	Go Fashion India Ltd.	26,000	109,997
	GOCL Corp. Ltd.	6,992	20,362
	Godawari Power & Ispat Ltd.	1,710,969	4,621,614
	Godfrey Phillips India Ltd.	406,509	8,998,280
Ω	Godrej Agrovet Ltd.	160,971	935,253
	Godrej Consumer Products Ltd.	909,875	11,433,562
*	Godrej Industries Ltd.	360,390	3,804,528
*	Godrej Properties Ltd.	234,847	4,029,539
*	Gokaldas Exports Ltd.	115,911	699,523
*	Gokul Agro Resources Ltd.	138,262	242,976
	Goldiam International Ltd.	168,791	568,744
	Goodluck India Ltd.	41,943	509,827
	Goodyear India Ltd.	11,404	97,931
	GPT Infraprojects Ltd.	6,448	7,340
	Granules India Ltd.	1,304,287	8,124,363
	Graphite India Ltd.	528,952	3,512,593
	Grasim Industries Ltd.	725,875	22,253,754
	Grauer & Weil India Ltd.	337,987	262,729
	Gravita India Ltd.	124,495	2,184,204
	Great Eastern Shipping Co. Ltd.	917,387	11,967,609
	Greaves Cotton Ltd.	529,219	938,544
	Greenlam Industries Ltd.	224,810	589,481
	Greenpanel Industries Ltd.	388,344	927,738
	Greenply Industries Ltd.	415,354	1,015,913
	Grindwell Norton Ltd.	172,602	2,864,047
	Gufic Biosciences Ltd.	21,038	70,629
	Gujarat Alkalies & Chemicals Ltd.	189,124	940,386
	Gujarat Ambuja Exports Ltd.	1,074,280	1,626,532
	Gujarat Fluorochemicals Ltd.	193,735	6,437,713
	Gujarat Gas Ltd.	574,265	2,655,088
	Gujarat Industries Power Co. Ltd.	190,353	290,460
	Gujarat Mineral Development Corp. Ltd.	717,644	4,478,131
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	606,545	3,073,275
	Gujarat Pipavav Port Ltd.	2,077,351	3,772,313
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals Ltd.	1,541,443	$3,094,454
	Gujarat State Petronet Ltd.	2,596,296	8,548,079
	Gulf Oil Lubricants India Ltd.	128,240	1,520,956
	Happiest Minds Technologies Ltd.	242,650	1,094,189
Ω	Harsha Engineers Ltd.	36,057	146,286
*	Hathway Cable & Datacom Ltd.	1,508,952	168,744
	Hatsun Agro Product Ltd.	180,239	1,722,304
	Havells India Ltd.	588,700	8,216,918
	HBL Engineering Ltd.	655,559	5,589,232
	HCL Technologies Ltd.	2,961,027	54,503,336
Ω	HDFC Asset Management Co. Ltd.	598,744	16,350,165
	HDFC Bank Ltd.	13,637,972	137,860,123
Ω	HDFC Life Insurance Co. Ltd.	516,609	4,100,502
*	HealthCare Global Enterprises Ltd.	144,091	927,033
	HEG Ltd.	444,795	2,617,173
	HeidelbergCement India Ltd.	586,254	1,091,173
	Heritage Foods Ltd.	342,616	1,335,767
	Hero MotoCorp Ltd. (HMCL IN)	506,351	30,476,610
	Hester Biosciences Ltd.	12,925	211,102
	HFCL Ltd.	5,836,041	4,306,269
	HG Infra Engineering Ltd.	146,513	1,029,197
	Hikal Ltd.	348,125	731,190
	Himadri Speciality Chemical Ltd.	1,529,176	7,657,961
	Himatsingka Seide Ltd.	147,294	165,380
	Hind Rectifiers Ltd.	1,290	17,512
	Hindalco Industries Ltd.	4,095,312	42,638,217
*	Hinduja Global Solutions Ltd.	116,383	531,598
	Hindustan Aeronautics Ltd.	539,932	27,148,403
*	Hindustan Construction Co. Ltd.	105,757	23,007
	Hindustan Copper Ltd.	1,665,808	12,184,407
*	Hindustan Foods Ltd.	30,274	153,388

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	293,777	$498,728
	Hindustan Petroleum Corp. Ltd.	2,630,550	12,179,889
	Hindustan Unilever Ltd.	882,961	22,719,058
*	Hindware Home Innovation Ltd.	77,680	190,488
	Hitachi Energy India Ltd.	38,184	7,832,717
	HI-Tech Pipes Ltd.	99,817	80,589
*	HLV Ltd.	188,478	17,410
Ω	Home First Finance Co. India Ltd.	172,900	2,217,140
	Honda India Power Products Ltd.	19,873	438,958
	Housing & Urban Development Corp. Ltd.	53,976	112,669
	HPL Electric & Power Ltd.	33,126	119,715
*	Hubtown Ltd.	124,798	284,788
	Huhtamaki India Ltd.	117,771	234,695
	I G Petrochemicals Ltd.	21,392	84,775
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,267,697	125,000,845
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	57,639,350
Ω	ICICI Lombard General Insurance Co. Ltd.	295,809	5,821,370
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,693,958
	ICRA Ltd.	7,584	521,618
*	ideaForge Technology Ltd.	9,492	47,870
	IDFC First Bank Ltd.	29,171,417	26,516,001
*	IFB Industries Ltd.	44,055	532,921
*	IFCI Ltd.	3,035,427	1,816,614
	Igarashi Motors India Ltd.	14,232	61,854
	IIFL Capital Services Ltd.	1,382,001	5,000,094
	IIFL Finance Ltd.	1,500,891	8,612,282
*	Imagicaaworld Entertainment Ltd.	306,701	170,291
*	India Cements Ltd.	528,400	2,639,731
	India Glycols Ltd.	230,264	2,183,272
	India Nippon Electricals Ltd.	12,610	96,629
	India Pesticides Ltd.	36,633	62,912
	India Power Corp. Ltd.	284,965	26,919
*	Indiabulls Ltd.	4,023,504	464,115
		Shares	Value»
INDIA — (Continued)
Ω	IndiaMart InterMesh Ltd.	12,770	$305,724
	Indian Bank	1,296,674	12,870,104
Ω	Indian Energy Exchange Ltd.	2,562,507	3,533,584
	Indian Hotels Co. Ltd.	1,652,302	12,102,139
	Indian Hume Pipe Co. Ltd.	4,347	17,989
	Indian Metals & Ferro Alloys Ltd.	61,881	785,667
	Indian Oil Corp. Ltd.	4,889,643	8,660,226
	Indian Railway Catering & Tourism Corp. Ltd.	661,155	4,483,199
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	3,514,912
	Indigo Paints Ltd.	11,626	132,176
	Indo Count Industries Ltd.	592,296	1,514,667
*	Indo Tech Transformers Ltd.	1,762	25,495
	Indoco Remedies Ltd.	235,278	555,758
*Ω	IndoStar Capital Finance Ltd.	35,176	78,934
	Indraprastha Gas Ltd.	2,098,932	4,068,021
	Indraprastha Medical Corp. Ltd.	52,105	205,949
*	Indus Towers Ltd.	5,584,435	26,985,555
*	IndusInd Bank Ltd.	1,098,720	10,673,841
*	Infibeam Avenues Ltd.	9,090,872	1,607,358
	Info Edge India Ltd.	804,354	10,952,954
	Infosys Ltd. (INFO IN)	7,763,710	139,007,748
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	42,604,216
	Ingersoll Rand India Ltd.	41,855	1,527,903
	Innova Captab Ltd.	663	4,949
*	Inox Green Energy Services Ltd.	41,536	77,239
*	Inox Wind Ltd.	1,275,688	1,501,458
*	Insecticides India Ltd.	64,008	410,513
	Intellect Design Arena Ltd.	512,848	5,118,271
Ω	InterGlobe Aviation Ltd.	327,830	16,413,828
	IOL Chemicals & Pharmaceuticals Ltd.	786,700	633,861
	ION Exchange India Ltd.	135,554	531,010
	Ipca Laboratories Ltd.	834,403	13,386,127
	IRB Infrastructure Developers Ltd.	5,913,015	2,679,551
Ω	IRCON International Ltd.	1,886,342	3,374,559

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ISGEC Heavy Engineering Ltd.	91,723	$747,731
*	ITC Hotels Ltd.	892,630	1,758,013
	ITC Ltd.	9,454,218	33,156,561
	J Kumar Infraprojects Ltd.	282,052	1,760,733
	Jagran Prakashan Ltd.	526,157	380,605
*	Jai Balaji Industries Ltd.	111,023	80,398
	Jai Corp. Ltd.	369,274	454,160
*	Jain Irrigation Systems Ltd.	712,898	283,627
*	Jaiprakash Power Ventures Ltd.	13,550,170	2,256,624
	Jammu & Kashmir Bank Ltd.	2,813,026	3,214,704
	Jamna Auto Industries Ltd.	1,633,971	2,202,984
*	Jana Small Finance Bank Ltd.	21,912	85,887
	Jash Engineering Ltd.	40,142	165,989
	JB Chemicals & Pharmaceuticals Ltd.	532,008	10,836,422
	JBM Auto Ltd.	267,931	1,654,525
	JG Chemicals Ltd.	2,840	9,712
	Jindal Drilling & Industries Ltd.	10,410	54,451
	Jindal Poly Films Ltd.	173,458	742,171
	Jindal Saw Ltd.	3,033,542	5,765,139
	Jindal Stainless Ltd.	3,413,252	30,587,104
	Jindal Steel Ltd.	2,233,951	27,209,141
*	Jindal Worldwide Ltd.	155,300	42,921
	Jio Financial Services Ltd.	5,022,249	13,881,526
*	JITF Infralogistics Ltd.	31,327	97,898
	JK Cement Ltd.	193,990	11,666,300
	JK Lakshmi Cement Ltd.	430,296	3,633,556
	JK Paper Ltd.	969,788	3,472,136
	JK Tyre & Industries Ltd.	1,159,437	6,513,205
	JM Financial Ltd.	2,849,235	4,002,730
	JSW Energy Ltd.	1,882,151	9,371,918
	JSW Steel Ltd.	3,003,027	39,467,177
	JTEKT India Ltd.	449,437	667,375
	Jubilant Foodworks Ltd.	2,172,629	11,784,749
	Jubilant Ingrevia Ltd.	841,350	5,853,104
	Jubilant Pharmova Ltd.	678,091	7,206,538
*	Juniper Hotels Ltd.	8,171	20,332
	Jupiter Wagons Ltd.	302,639	1,065,340
*	Just Dial Ltd.	91,506	666,271
	Jyothy Labs Ltd.	948,390	2,572,898
*	Jyoti Structures Ltd.	4,646,208	492,028
	Kajaria Ceramics Ltd.	642,455	6,260,008
		Shares	Value»
INDIA — (Continued)
	Kalpataru Projects International Ltd.	759,279	$9,443,943
	Kalyan Jewellers India Ltd.	617,706	2,424,360
	Kalyani Steels Ltd.	203,343	1,570,158
	Kansai Nerolac Paints Ltd.	906,862	2,262,309
	Karnataka Bank Ltd.	1,691,799	3,355,773
	Karur Vysya Bank Ltd.	4,488,854	14,559,089
	Kaveri Seed Co. Ltd.	209,217	2,155,498
	KCP Ltd.	563,447	1,083,884
	KDDL Ltd.	14,583	364,917
	KEC International Ltd.	890,909	6,501,735
	KEI Industries Ltd.	350,548	15,235,592
*	Kellton Tech Solutions Ltd.	1,446,976	244,792
	Kennametal India Ltd.	21,504	456,978
	Kewal Kiran Clothing Ltd.	67,971	340,222
	Keystone Realtors Ltd.	9,843	53,515
	Kfin Technologies Ltd.	58,364	643,808
*	Kiri Industries Ltd.	112,180	567,657
	Kirloskar Brothers Ltd.	113,860	1,935,812
	Kirloskar Ferrous Industries Ltd.	305,181	1,487,844
	Kirloskar Industries Ltd.	2,180	74,536
	Kirloskar Oil Engines Ltd.	584,760	7,461,550
	Kirloskar Pneumatic Co. Ltd.	42,165	521,905
	Kitex Garments Ltd.	723,753	1,350,688
	KNR Constructions Ltd.	1,243,477	2,009,851
*	Kolte-Patil Developers Ltd.	185,064	752,438
	Kotak Mahindra Bank Ltd.	5,573,355	24,704,397
	Kovai Medical Center & Hospital Ltd.	2,860	166,787
Ω	KPI Green Energy Ltd.	85,185	367,898
	KPIT Technologies Ltd.	1,119,449	12,754,391
	KPR Mill Ltd.	574,481	5,442,820
	KRBL Ltd.	512,858	1,914,723
*Ω	Krishna Institute of Medical Sciences Ltd.	316,592	2,069,628
	Krsnaa Diagnostics Ltd.	57,529	446,887
	KSB Ltd.	286,720	2,189,076
	Ksolves India Ltd.	18,020	50,751

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kwality Wall's India Ltd.	882,961	$385,868
	L&T Finance Ltd.	3,982,167	12,400,144
Ω	L&T Technology Services Ltd.	57,009	2,312,443
	LA Opala RG Ltd.	211,733	441,451
	Landmark Cars Ltd.	20,456	86,510
	Larsen & Toubro Ltd.	1,276,319	54,647,758
Ω	Laurus Labs Ltd.	2,145,834	22,570,276
	Laxmi Organic Industries Ltd.	216,977	337,558
*Ω	Lemon Tree Hotels Ltd.	1,629,782	2,306,857
	LG Balakrishnan & Bros Ltd.	189,085	3,542,972
	LIC Housing Finance Ltd.	2,379,135	13,648,150
	Lincoln Pharmaceuticals Ltd.	17,425	86,944
	Linde India Ltd.	53,983	3,524,538
	Lloyds Engineering Works Ltd.	1,334,233	651,601
	Lloyds Enterprises Ltd.	23,090	14,664
	Lloyds Metals & Energy Ltd.	33,220	396,781
	LMW Ltd.	18,002	2,922,803
Ω	Lodha Developers Ltd.	126,875	1,341,453
	LT Foods Ltd.	2,083,868	8,409,003
Ω	LTIMindtree Ltd.	259,402	16,851,112
	Lumax Auto Technologies Ltd.	231,276	3,392,376
	Lumax Industries Ltd.	15,471	818,191
	Lupin Ltd.	840,853	19,651,503
	LUX Industries Ltd.	42,876	429,387
	Mahanagar Gas Ltd.	223,084	2,547,008
	Maharashtra Scooters Ltd.	7,997	1,173,207
	Maharashtra Seamless Ltd.	413,482	2,352,360
	Mahindra & Mahindra Financial Services Ltd.	3,510,266	14,179,304
	Mahindra & Mahindra Ltd.	2,649,554	99,293,908
*	Mahindra Holidays & Resorts India Ltd.	566,670	1,805,199
	Mahindra Lifespace Developers Ltd.	649,444	2,649,843
Ω	Mahindra Logistics Ltd.	53,125	207,138
	Maithan Alloys Ltd.	60,012	652,383
*	Man Industries India Ltd.	74,186	263,255
		Shares	Value»
INDIA — (Continued)
	Man Infraconstruction Ltd.	764,555	$917,765
	Manali Petrochemicals Ltd.	66,550	42,046
	Manappuram Finance Ltd.	5,455,313	16,901,731
	Mangalam Cement Ltd.	73,303	624,113
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,719,377
	Mankind Pharma Ltd.	9,254	214,049
	Manorama Industries Ltd.	18,889	277,714
	Marico Ltd.	1,984,233	15,778,358
	Marksans Pharma Ltd.	1,890,046	3,363,477
	Maruti Suzuki India Ltd.	149,041	23,647,064
Ω	MAS Financial Services Ltd.	316,376	1,115,498
	Mastek Ltd.	105,194	2,355,366
Ω	Matrimony.com Ltd.	26,467	149,453
*	Max Estates Ltd.	149,452	624,262
*	Max Financial Services Ltd.	19,639	343,769
	Max Healthcare Institute Ltd.	919,893	9,582,989
*	Max India Ltd.	5,727	9,983
	Mayur Uniquoters Ltd.	148,256	827,365
	Mazagon Dock Shipbuilders Ltd.	59,167	1,659,229
*Ω	Medi Assist Healthcare Services Ltd.	21,596	94,031
*	Medplus Health Services Ltd.	45,698	397,927
*	Meghmani Organics Ltd.	941,141	620,504
	Metro Brands Ltd.	3,755	42,892
Ω	Metropolis Healthcare Ltd.	145,949	2,878,207
	Minda Corp. Ltd.	600,530	3,693,375
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,582,374
	MM Forgings Ltd.	152,640	678,957
	MOIL Ltd.	667,739	2,672,688
	Mold-Tek Packaging Ltd.	10,384	61,461
	Monte Carlo Fashions Ltd.	78,595	485,305
	Morepen Laboratories Ltd.	2,432,774	966,963
	Motherson Sumi Wiring India Ltd.	16,176,072	7,579,452

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	1,304,521	$10,669,331
	Mphasis Ltd.	412,651	12,392,386
	MPS Ltd.	9,618	196,568
	MRF Ltd.	8,371	12,111,417
	Mrs Bectors Food Specialities Ltd.	663,255	1,603,200
	MSTC Ltd.	118,793	597,593
	Mukand Ltd.	5,374	7,446
	Multi Commodity Exchange of India Ltd.	3,714	101,773
	Muthoot Finance Ltd.	852,138	35,401,814
*	Nalwa Sons Investments Ltd.	4,076	260,819
	Narayana Hrudayalaya Ltd.	342,998	6,593,407
	Natco Pharma Ltd.	682,541	6,199,729
	National Aluminium Co. Ltd.	4,378,481	18,128,541
	National Fertilizers Ltd.	433,676	392,049
	Nava Ltd.	1,093,954	6,669,034
*Ω	Navkar Corp. Ltd.	43,239	45,356
	Navneet Education Ltd.	655,877	1,026,017
*	Nazara Technologies Ltd.	79,889	246,860
	NBCC India Ltd.	5,014,186	5,410,761
	NCC Ltd.	3,062,991	4,894,121
	NCL Industries Ltd.	127,987	254,820
	NELCO Ltd.	66,242	470,283
	Neogen Chemicals Ltd.	46,750	619,523
	NESCO Ltd.	154,142	1,912,800
	Nestle India Ltd.	1,732,448	25,162,489
	Neuland Laboratories Ltd.	40,298	5,796,593
	Newgen Software Technologies Ltd.	209,083	1,331,876
	NHPC Ltd.	7,890,262	6,719,460
	NIIT Learning Systems Ltd.	686,915	2,991,460
	NIIT Ltd.	686,915	556,469
	Nilkamal Ltd.	48,172	721,545
Ω	Nippon Life India Asset Management Ltd.	615,484	5,859,952
	Nitin Spinners Ltd.	66,098	238,883
	NLC India Ltd.	922,735	2,592,175
	NMDC Ltd.	16,721,442	14,691,702
*	NMDC Steel Ltd.	2,720,359	1,248,077
	NOCIL Ltd.	715,726	1,028,435
	Novartis India Ltd.	19,447	160,755
	NRB Bearings Ltd.	430,506	1,199,087
	NTPC Ltd.	6,681,533	25,749,816
		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	65,729	$650,276
	Nuvama Wealth Management Ltd.	203,490	2,975,343
*	Nuvoco Vistas Corp. Ltd.	54,117	202,775
	Oberoi Realty Ltd.	452,412	7,338,318
	Oil & Natural Gas Corp. Ltd.	4,155,218	12,140,798
	Oil India Ltd.	1,803,896	10,044,637
	One 97 Communications Ltd.	499,764	6,148,854
*	Onesource Specialty Pharma Ltd.	207,554	2,760,198
*	OnMobile Global Ltd.	3,082	1,604
*	Optiemus Infracom Ltd.	8,082	35,230
	Oracle Financial Services Software Ltd.	116,408	9,802,909
*	Orchid Pharma Ltd.	12,326	93,678
	Orient Cement Ltd.	703,555	1,200,707
	Orient Electric Ltd.	485,744	961,948
*	Orient Green Power Co. Ltd.	1,029,549	116,393
*	Orient Paper & Industries Ltd.	653,862	141,531
	Oriental Aromatics Ltd.	3	9
	Oriental Hotels Ltd.	238,612	262,421
	Page Industries Ltd.	25,234	9,005,075
	Paisalo Digital Ltd.	3,492,813	1,292,973
*	Pakka Ltd.	35,462	36,222
*	Panacea Biotec Ltd.	28,600	116,532
	Panama Petrochem Ltd.	217,304	690,100
Ω	Parag Milk Foods Ltd., Class F	312,830	858,078
*	Paramount Communications Ltd.	40,028	14,562
	Patanjali Foods Ltd.	394,601	2,150,250
*	Patel Engineering Ltd.	3,048,972	951,703
*	PB Fintech Ltd.	116,335	2,088,625
*	PC Jeweller Ltd.	13,697,811	1,591,641
	PCBL Chemical Ltd.	1,853,318	5,319,451
	PDS Ltd.	69,796	255,627
	Pearl Global Industries Ltd.	37,877	643,626
*	Peninsula Land Ltd.	107,012	23,403
*	Pennar Industries Ltd.	463,191	868,382
	Persistent Systems Ltd.	470,617	30,918,739
	Petronet LNG Ltd.	4,850,771	15,280,186
	Phoenix Mills Ltd.	577,351	10,458,986

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PI Industries Ltd.	247,133	$8,523,132
	Pidilite Industries Ltd.	678,560	10,523,466
*	Piramal Finance Ltd.	704,559	13,327,166
	Piramal Pharma Ltd.	2,694,126	4,538,700
	Pitti Engineering Ltd.	33,860	287,548
	PIX Transmissions Ltd.	13,369	190,751
Ω	PNB Housing Finance Ltd.	705,117	6,303,714
	PNC Infratech Ltd.	944,915	2,239,401
	Pokarna Ltd.	63,170	505,037
	Poly Medicure Ltd.	48,424	803,442
	Polycab India Ltd.	98,789	7,543,424
	Polyplex Corp. Ltd.	132,596	1,228,266
*	Poonawalla Fincorp Ltd.	1,398,561	6,032,403
	Power Finance Corp. Ltd.	7,462,064	30,748,504
	Power Grid Corp. of India Ltd.	7,953,436	22,154,592
	Power Mech Projects Ltd.	93,094	2,089,744
	Praj Industries Ltd.	826,462	2,626,123
	Prakash Industries Ltd.	743,434	988,797
	Prakash Pipes Ltd.	30,805	72,468
Ω	Prataap Snacks Ltd.	40,447	499,074
	Precision Wires India Ltd.	156,733	417,848
	Prestige Estates Projects Ltd.	866,331	13,766,582
	Pricol Ltd.	740,399	4,441,952
*	Prime Focus Ltd.	170,454	419,458
	Prime Securities Ltd.	3,300	9,893
	Prince Pipes & Fittings Ltd.	269,023	700,253
*	Prism Johnson Ltd.	896,058	1,232,589
	Privi Speciality Chemicals Ltd.	29,011	885,360
	Procter & Gamble Health Ltd.	49,875	2,872,586
	Procter & Gamble Hygiene & Health Care Ltd.	20,779	2,664,645
*	PSP Projects Ltd.	2,604	21,314
*	PTC India Financial Services Ltd.	877,065	313,465
	PTC India Ltd.	1,958,139	3,665,590
	Punjab National Bank	4,078,187	5,555,669
*	Puravankara Ltd.	134,246	338,138
*	PVR Inox Ltd.	48,863	519,464
Ω	Quess Corp. Ltd.	290,149	656,223
	R Systems International Ltd.	22,329	93,078
*	RACL Geartech Ltd.	1,974	21,754
	Radico Khaitan Ltd.	150,792	4,621,820
	Raghav Productivity Enhancers Ltd.	4,390	35,314
		Shares	Value»
INDIA — (Continued)
	Rail Vikas Nigam Ltd.	44,364	$166,151
	Railtel Corp. of India Ltd.	86,597	333,888
	Rain Industries Ltd.	1,399,062	2,354,639
*	Rajesh Exports Ltd.	461,534	816,759
	Rajratan Global Wire Ltd.	3,728	16,512
	Rallis India Ltd.	645,725	1,933,303
	Ram Ratna Wires Ltd.	6,678	21,383
*	Rama Steel Tubes Ltd.	2,423,287	206,752
	Ramco Cements Ltd.	631,409	7,651,375
	Ramco Industries Ltd.	200,156	686,476
*	Ramco Systems Ltd.	16,158	82,768
	Ramkrishna Forgings Ltd.	491,236	2,717,905
*	Ramky Infrastructure Ltd.	49,001	253,614
	Rane Holdings Ltd.	29,007	412,747
	Rane Madras Ltd.	1,121	8,975
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	2,716,457
*	Rategain Travel Technologies Ltd.	4,305	28,571
	Ratnamani Metals & Tubes Ltd.	126,633	2,957,831
*	RattanIndia Enterprises Ltd.	118,706	46,494
*	RattanIndia Power Ltd.	15,701,202	1,451,133
*	Raymond Lifestyle Ltd.	210,777	2,387,778
*	Raymond Ltd.	263,472	1,104,908
*	Raymond Realty Ltd.	263,472	1,442,739
Ω	RBL Bank Ltd.	3,330,253	10,784,429
	REC Ltd.	11,285,020	44,775,084
	Redington Ltd.	5,892,276	17,429,397
	Redtape Ltd.	1,334,660	1,798,265
	Relaxo Footwears Ltd.	140,883	605,372
	Reliance Industrial Infrastructure Ltd.	55,253	428,626
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	466	28,287
	Reliance Industries Ltd. (RIL IN)	10,243,189	155,822,921
*	Reliance Infrastructure Ltd.	931,242	1,358,831
*	Reliance Power Ltd.	18,883,680	5,817,556
*	Religare Enterprises Ltd.	649,841	1,692,003
	Repco Home Finance Ltd.	274,175	1,212,037
	Responsive Industries Ltd.	33,873	61,719

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Restaurant Brands Asia Ltd.	179,316	$124,089
	Rhi Magnesita India Ltd.	30,724	147,077
	Rico Auto Industries Ltd.	496,526	629,814
	RITES Ltd.	707,250	1,758,244
	Rossari Biotech Ltd.	58,536	353,520
	Route Mobile Ltd.	109,783	710,762
	RPG Life Sciences Ltd.	5,105	111,959
*	RPSG Ventures Ltd.	56,041	443,047
*	RSWM Ltd.	220,070	335,621
	Rupa & Co. Ltd.	11,399	18,594
	Safari Industries India Ltd.	65,305	1,423,629
*	Sagar Cements Ltd.	201,602	426,960
	Saksoft Ltd.	54,870	103,002
*Ω	Salasar Techno Engineering Ltd.	1,233,023	107,260
*	Sammaan Capital Ltd.	2,883,224	4,719,955
	Samvardhana Motherson International Ltd.	16,350,214	20,033,458
	Sandhar Technologies Ltd.	127,811	681,027
	Sandur Manganese & Iron Ores Ltd.	135,792	323,879
	Sangam India Ltd.	80,528	401,269
*	Sanghi Industries Ltd.	43,693	28,636
	Sanghvi Movers Ltd.	171,834	562,638
	Sanofi Consumer Healthcare India Ltd.	1,051	47,993
	Sanofi India Ltd.	49,192	2,148,880
Ω	Sansera Engineering Ltd.	84,147	1,574,182
*	Sapphire Foods India Ltd.	252,111	515,571
	Sarda Energy & Minerals Ltd.	748,003	4,003,606
	Saregama India Ltd.	269,712	991,482
	Sasken Technologies Ltd.	19,339	255,731
*	Satin Creditcare Network Ltd.	356,801	609,445
*	Saurashtra Cement Ltd.	16,060	12,588
	Savita Oil Technologies Ltd.	147,447	560,024
*	SBFC Finance Ltd.	474,652	439,891
	SBI Cards & Payment Services Ltd.	525,105	4,312,126
Ω	SBI Life Insurance Co. Ltd.	634,664	13,884,294
	Schaeffler India Ltd.	146,940	5,758,744
		Shares	Value»
INDIA — (Continued)
*	Schneider Electric Infrastructure Ltd.	249,896	$1,887,884
*	SEAMEC Ltd.	25,745	354,632
	Senco Gold Ltd.	26,310	88,288
*	SEPC Ltd.	3,970,318	355,770
	Seshasayee Paper & Boards Ltd.	139,708	346,075
Ω	SH Kelkar & Co. Ltd.	355,698	557,708
	Shaily Engineering Plastics Ltd.	26,831	556,940
	Shakti Pumps India Ltd.	181,026	1,231,825
*	Shankara Buildpro Ltd.	58,638	478,730
	Shanthi Gears Ltd.	29,208	142,966
	Sharda Cropchem Ltd.	223,457	2,479,192
	Sharda Motor Industries Ltd.	105,312	981,080
	Share India Securities Ltd.	362,351	565,877
*	Sheela Foam Ltd.	43,411	244,987
	Shilpa Medicare Ltd.	395,885	1,257,125
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	632,722
	Shipping Corp. of India Ltd.	1,423,653	3,493,649
	Shivalik Bimetal Controls Ltd.	19,722	90,333
*	Shoppers Stop Ltd.	152,109	598,418
	Shree Cement Ltd.	19,851	5,825,073
	Shriram Finance Ltd.	5,149,860	57,166,276
	Shriram Pistons & Rings Ltd.	72,555	2,186,579
*	Shriram Properties Ltd.	126,981	103,041
	Shyam Metalics & Energy Ltd.	53,663	497,587
	Siemens Energy India Ltd.	54,253	1,465,588
	Siemens Ltd.	54,253	1,823,359
	Sigachi Industries Ltd.	80,041	17,347
*	Simplex Infrastructures Ltd.	1,551	3,735
*	SIS Ltd.	196,947	720,375
	Siyaram Silk Mills Ltd.	135,108	761,874
	SJS Enterprises Ltd.	74,008	1,343,832
	SJVN Ltd.	230,980	182,705
*	SKF India Industrial Ltd.	129,292	3,836,840
	SKF India Ltd.	129,292	2,365,024
	Skipper Ltd.	68,017	266,817
	SMC Global Securities Ltd.	28,954	24,108

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SML Mahindra Ltd.	4,113	$154,421
	SMS Pharmaceuticals Ltd.	3,255	11,431
*	Snowman Logistics Ltd.	166,212	71,120
	Sobha Ltd.	405,439	6,367,682
	Solar Industries India Ltd.	126,873	18,564,138
*	Solara Active Pharma Sciences Ltd.	77,365	423,407
	Somany Ceramics Ltd.	98,351	436,100
Ω	Sona Blw Precision Forgings Ltd.	16,263	87,360
	Sonata Software Ltd.	1,017,553	3,503,370
	South Indian Bank Ltd.	11,139,285	4,564,052
	Southern Petrochemical Industries Corp. Ltd.	63,597	50,314
	SP Apparels Ltd.	22,432	165,774
*	Spandana Sphoorty Financial Ltd.	120,164	296,528
*	SPML Infra Ltd.	4,483	8,185
	SRF Ltd.	628,484	19,187,292
	Star Cement Ltd.	611,259	1,450,004
*	Star Health & Allied Insurance Co. Ltd.	89,816	459,097
	State Bank of India (SBID LI), GDR	13,327	1,579,037
	State Bank of India (SBIN IN)	5,075,462	59,479,403
	State Bank of India (SBKFF US), GDR	5,089	602,538
	Steel Authority of India Ltd.	4,980,889	8,147,943
	Steelcast Ltd.	5,630	11,333
*	Sterlite Technologies Ltd.	1,257,227	1,443,560
*	STL Networks Ltd.	1,179,841	258,643
	Stove Kraft Ltd.	12,205	65,328
	Strides Pharma Science Ltd.	421,995	4,028,335
*	Stylam Industries Ltd.	27,206	657,263
	Styrenix Performance Materials Ltd.	34,782	737,128
*	Subex Ltd.	2,186,579	220,461
	Subros Ltd.	160,835	1,427,107
	Sudarshan Chemical Industries Ltd.	258,747	2,553,273
	Sumitomo Chemical India Ltd.	220,753	983,328
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,278,200	22,177,091
	Sun TV Network Ltd.	889,605	5,380,061
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	161,588	$9,163,000
	Sundaram-Clayton Ltd.	16,789	227,776
	Sundram Fasteners Ltd.	659,326	6,713,580
*	Sundrop Brands Ltd.	8,288	55,740
	Sunflag Iron & Steel Co. Ltd.	207,503	553,758
	Sunteck Realty Ltd.	384,730	1,683,309
	Suprajit Engineering Ltd.	501,804	2,435,741
	Supreme Industries Ltd.	278,318	10,596,208
	Supreme Petrochem Ltd.	476,982	2,941,048
	Supriya Lifescience Ltd.	45,816	337,304
	Surya Roshni Ltd.	617,792	1,662,306
*	Suryoday Small Finance Bank Ltd.	52,538	79,163
*	Sutlej Textiles & Industries Ltd.	252,197	78,693
	Suyog Telematics Ltd.	4,976	29,446
*	Suzlon Energy Ltd.	33,460,393	17,378,481
	Swaraj Engines Ltd.	35,022	1,330,179
	Symphony Ltd.	66,659	668,678
*	Syncom Formulations India Ltd.	278,488	39,425
Ω	Syngene International Ltd.	1,090,061	5,623,036
	TAJGVK Hotels & Resorts Ltd.	40,541	162,699
	Talbros Automotive Components Ltd.	61,798	176,385
	Tamil Nadu Newsprint & Papers Ltd.	200,485	289,132
	Tamilnad Mercantile Bank Ltd.	111,663	735,408
	Tamilnadu Petroproducts Ltd.	238,612	246,622
	Tanla Platforms Ltd.	337,135	1,871,513
*	TARC Ltd.	370,904	613,633
	Tasty Bite Eatables Ltd.	625	46,205
	Tata Chemicals Ltd.	1,096,932	8,891,256
	Tata Communications Ltd.	526,741	9,002,502
	Tata Consultancy Services Ltd.	1,884,702	64,199,702
	Tata Consumer Products Ltd.	790,850	9,746,881
	Tata Elxsi Ltd.	125,312	7,257,298
*	Tata Motors Ltd./new	6,634,894	32,998,657
	Tata Motors Passenger Vehicles Ltd.	6,634,894	25,227,003

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Power Co. Ltd.	3,061,437	$12,202,857
	Tata Steel Ltd.	22,581,634	47,001,711
*	Tata Teleservices Maharashtra Ltd.	69,109	33,847
	Tatva Chintan Pharma Chem Pvt Ltd.	5,992	75,473
	TCI Express Ltd.	88,976	527,463
	TCPL Packaging Ltd.	2,919	82,120
	TD Power Systems Ltd.	464,417	3,645,711
*	TeamLease Services Ltd.	1,734	26,096
	Tech Mahindra Ltd.	1,561,211	29,488,201
	Techno Electric & Engineering Co. Ltd.	364,168	3,880,149
	Technocraft Industries India Ltd.	11,543	254,343
	Tega Industries Ltd.	20,375	378,151
Ω	Tejas Networks Ltd.	28,394	104,390
	Texmaco Infrastructure & Holdings Ltd.	52,756	55,715
	Texmaco Rail & Engineering Ltd.	994,500	1,389,566
	Thanga Mayil Jewellery Ltd.	24,469	886,998
	Thejo Engineering Ltd.	7,476	137,578
	Themis Medicare Ltd.	26,415	22,981
	Thermax Ltd.	64,548	2,028,333
	Thirumalai Chemicals Ltd.	607,593	1,262,768
	Thomas Cook India Ltd.	927,874	1,241,732
Ω	Thyrocare Technologies Ltd.	220,896	1,009,418
	Tilaknagar Industries Ltd.	369,389	1,728,068
	Time Technoplast Ltd.	2,690,788	5,303,484
	Timken India Ltd.	135,291	4,379,742
	Tips Music Ltd.	88,189	515,017
	Titagarh Rail System Ltd.	275,813	2,477,435
	Titan Co. Ltd.	735,289	31,853,745
	Torrent Pharmaceuticals Ltd.	462,723	19,897,715
	Torrent Power Ltd.	802,309	12,116,227
	Tourism Finance Corp. of India Ltd.	1,739,430	1,222,909
	Transport Corp. of India Ltd.	291,382	3,372,767
	Trent Ltd.	384,155	15,739,832
	Trident Ltd.	9,097,377	2,579,778
	Triveni Engineering & Industries Ltd.	703,446	2,849,671
		Shares	Value»
INDIA — (Continued)
	Triveni Turbine Ltd.	783,888	$4,276,339
	TTK Healthcare Ltd.	2,972	31,356
	TTK Prestige Ltd.	243,194	1,560,869
	Tube Investments of India Ltd.	464,341	11,790,766
	TV Today Network Ltd.	204,034	274,265
	TVS Holdings Ltd.	21,680	3,477,808
	TVS Motor Co. Ltd.	633,055	25,358,666
	TVS Srichakra Ltd.	27,561	1,217,562
*	TVS Supply Chain Solutions Ltd.	8,956	9,506
	Uflex Ltd.	314,886	1,591,397
*	Ugar Sugar Works Ltd.	78,357	32,584
*	Ugro Capital Ltd.	226,267	361,672
*Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	7,527,563
	UltraTech Cement Ltd.	161,886	22,402,780
*	Unichem Laboratories Ltd.	194,087	798,249
	Union Bank of India Ltd.	5,175,487	10,144,984
	Uniparts India Ltd.	2,175	10,183
	United Breweries Ltd.	103,773	1,648,910
	United Spirits Ltd.	785,985	11,636,874
	Universal Cables Ltd.	8,915	70,250
	UNO Minda Ltd.	993,830	12,791,357
	UPL Ltd.	3,289,980	25,141,603
*	Urja Global Ltd.	233,310	25,945
	Usha Martin Ltd.	1,086,960	4,823,904
	UTI Asset Management Co. Ltd.	204,612	2,146,649
*	V2 Retail Ltd.	15,957	349,425
	VA Tech Wabag Ltd.	312,865	3,673,773
	Vadilal Industries Ltd.	7,598	361,594
	Vaibhav Global Ltd.	307,371	747,996
*Ω	Valiant Organics Ltd.	9,479	24,805
*	Valor Estate Ltd.	702,169	812,514
	Vardhman Special Steels Ltd.	16,776	46,395
	Vardhman Textiles Ltd.	1,004,596	4,727,554
Ω	Varroc Engineering Ltd.	265,663	1,650,537
	Varun Beverages Ltd.	2,814,547	14,283,953
*	Vascon Engineers Ltd.	107,572	48,502
	Vedant Fashions Ltd.	41,854	220,809
	Vedanta Ltd.	5,827,878	43,003,754
	Veedol Corp. Ltd.	43,323	676,485
	Venky's India Ltd.	38,342	641,378
Ω	Venus Pipes & Tubes Ltd.	4,476	50,105
*	Veranda Learning Solutions Ltd.	7,839	17,293

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vesuvius India Ltd.	279,810	$1,520,345
	V-Guard Industries Ltd.	1,039,773	3,986,216
	Vidhi Specialty Food Ingredients Ltd.	9,228	31,667
	Vijaya Diagnostic Centre Ltd.	54,797	573,176
*	Vikas Lifecare Ltd.	2,298,854	42,812
	Vimta Labs Ltd.	123,666	553,951
	Vinati Organics Ltd.	168,920	2,798,937
	Vindhya Telelinks Ltd.	27,832	368,061
	Vintage Coffee & Beverages Ltd.	84,693	135,870
	Visaka Industries Ltd.	1,730	1,197
	Vishnu Chemicals Ltd.	66,047	377,241
*	VL E-Governance & IT Solutions Ltd.	119,621	18,779
*	V-Mart Retail Ltd.	108,852	750,501
*	Vodafone Idea Ltd.	33,845,556	4,106,915
	Voltamp Transformers Ltd.	25,701	2,053,435
	Voltas Ltd.	321,889	4,635,621
	VRL Logistics Ltd.	542,927	1,595,864
	VST Industries Ltd.	335,739	856,525
	VST Tillers Tractors Ltd.	26,587	1,597,974
	Waaree Renewable Technologies Ltd.	2,271	22,461
*	Walchandnagar Industries Ltd.	24,757	50,650
*	Websol Energy System Ltd.	214,880	190,669
	Welspun Corp. Ltd.	1,123,115	8,868,088
	Welspun Enterprises Ltd.	447,557	2,310,102
	Welspun Living Ltd.	2,895,250	3,914,466
	West Coast Paper Mills Ltd.	427,269	1,857,817
	Westlife Foodworld Ltd.	191,875	1,022,823
	Wheels India Ltd.	6,798	56,561
	Whirlpool of India Ltd.	120,592	1,019,894
	Windlas Biotech Ltd.	11,378	104,738
	Wipro Ltd.	6,410,884	16,509,888
*	Wockhardt Ltd.	363,362	5,492,525
	Wonderla Holidays Ltd.	112,920	616,611
	XPRO India Ltd.	3,458	35,678
*	Yatra Online Ltd.	49,202	79,319
*	Yes Bank Ltd.	33,486,416	7,800,215
	Yuken India Ltd.	1,894	17,101
	Zee Entertainment Enterprises Ltd.	5,486,854	5,032,952
*	Zee Media Corp. Ltd.	2,420,508	209,417
	Zen Technologies Ltd.	71,447	1,100,367
	Zensar Technologies Ltd.	777,012	5,492,690
		Shares	Value»
INDIA — (Continued)
	ZF Commercial Vehicle Control Systems India Ltd.	1,496	$244,071
*	Zuari Agro Chemicals Ltd.	17,376	52,369
	Zuari Industries Ltd.	3,099	9,169
	Zydus Lifesciences Ltd.	874,296	8,410,194
	Zydus Wellness Ltd.	328,750	1,608,341
TOTAL INDIA			5,455,953,983
INDONESIA — (1.2%)
	ABM Investama Tbk. PT	3,452,400	591,974
*	Adhi Karya Persero Tbk. PT	7,836,679	109,474
	Adi Sarana Armada Tbk. PT	12,202,300	867,233
	AKR Corporindo Tbk. PT	54,210,300	4,084,178
*	Alam Sutera Realty Tbk. PT	64,797,800	604,816
	Alamtri Minerals Indonesia Tbk. PT	8,367,000	995,141
	Alamtri Resources Indonesia Tbk. PT	82,585,900	10,853,484
	Allo Bank Indonesia Tbk. PT	1,007,600	88,589
	Aneka Tambang Tbk. PT	46,583,119	11,468,032
	Arwana Citramulia Tbk. PT	24,744,400	768,746
	Aspirasi Hidup Indonesia Tbk. PT	53,519,500	1,274,494
	Astra Agro Lestari Tbk. PT	2,692,322	1,185,557
	Astra International Tbk. PT	61,505,200	23,321,002
	Astra Otoparts Tbk. PT	7,391,800	1,114,345
	Asuransi Tugu Pratama Indonesia Tbk. PT	1,226,100	84,323
	Avia Avian Tbk. PT	16,322,200	421,113
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bank Aladin Syariah Tbk. PT	918,400	35,586
	Bank Amar Indonesia Tbk. PT	14,210,610	181,757
*	Bank Artha Graha Internasional Tbk. PT	2,753,300	29,488
	Bank BTPN Syariah Tbk. PT	16,072,700	1,153,306

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Capital Indonesia Tbk. PT	20,448,500	$209,550
	Bank Central Asia Tbk. PT	91,803,500	40,563,325
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	77,709
*	Bank Ganesha Tbk. PT	16,599,000	136,306
*	Bank Ina Perdana PT	2,485,100	702,937
*	Bank Jago Tbk. PT	3,950,600	400,700
*	Bank KB Indonesia Tbk. PT	142,642,188	638,671
	Bank Mandiri Persero Tbk. PT	127,148,372	36,586,449
*	Bank Mayapada International Tbk. PT	15,242,750	208,833
	Bank Maybank Indonesia Tbk. PT	9,420,600	120,321
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	8,670,112
*	Bank Neo Commerce Tbk. PT	34,477,200	803,882
	Bank OCBC Nisp Tbk. PT	14,441,200	1,240,050
	Bank Pan Indonesia Tbk. PT	31,614,600	2,024,106
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	20,559,157	986,705
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	25,869,300	856,752
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	21,593,797
	Bank Syariah Indonesia Tbk. PT	19,380,500	2,600,559
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	3,996,726
*	Barito Pacific Tbk. PT	19,719,788	2,537,545
	Barito Renewables Energy Tbk. PT	1,998,000	1,010,845
	BFI Finance Indonesia Tbk. PT	53,300,200	2,242,073
*	Bhakti Multi Artha Tbk. PT	211,700	19,660
*	Bintang Oto Global Tbk. PT	305,300	28,439
	BISI International Tbk. PT	11,631,812	611,260
	Blue Bird Tbk. PT	5,130,300	511,812
		Shares	Value»
INDONESIA — (Continued)
*	Buana Lintas Lautan Tbk. PT	112,750,400	$3,314,941
*	Bukalapak.com Tbk. PT	232,197,400	2,008,806
	Bukit Asam Tbk. PT	35,432,500	5,246,861
*	Buma Internasional Grup Tbk. PT	31,729,900	589,766
*	Bumi Resources Minerals Tbk. PT	65,753,000	4,172,118
*	Bumi Resources Tbk. PT	218,602,900	3,370,909
*	Bumi Serpong Damai Tbk. PT	28,786,700	1,542,313
*	Capital Financial Indonesia Tbk. PT	4,656,000	429,272
	Catur Sentosa Adiprana Tbk. PT	864,200	16,204
*	Cemindo Gemilang PT	10,093,200	489,719
	Charoen Pokphand Indonesia Tbk. PT	19,566,060	5,171,033
Ω	Cikarang Listrindo Tbk. PT	10,148,300	423,800
	Ciputra Development Tbk. PT	66,854,915	3,314,260
	Cisarua Mountain Dairy Tbk. PT	1,758,900	535,313
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,605,398
*	City Retail Developments Tbk. PT	11,633,200	175,367
*	Darma Henwa Tbk. PT	12,588,700	405,736
	Dayamitra Telekomunikasi PT	7,177,400	237,779
	Dharma Satya Nusantara Tbk. PT	31,366,000	2,574,986
*	Dian Swastatika Sentosa Tbk. PT	136,300	810,315
*	Eagle High Plantations Tbk. PT	18,303,900	152,442
	Elang Mahkota Teknologi Tbk. PT	23,370,600	1,365,130
	Elnusa Tbk. PT	28,333,700	1,165,290
*	Energi Mega Persada Tbk. PT	44,365,100	3,464,189
	Erajaya Swasembada Tbk. PT	70,933,000	1,677,814
	ESSA Industries Indonesia Tbk. PT	49,138,200	1,920,915
	Gajah Tunggal Tbk. PT	10,085,700	646,560
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	513,143

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Global Mediacom Tbk. PT	2,996,900	$26,075
	Golden Energy Mines Tbk. PT	88,300	41,610
	Gudang Garam Tbk. PT	2,142,500	1,998,511
*	Harum Energy Tbk. PT	12,371,200	777,121
	Hexindo Adiperkasa Tbk. PT	1,676,656	432,663
*	Impack Pratama Industri Tbk. PT	37,017,100	5,214,071
	Indah Kiat Pulp & Paper Tbk. PT	13,595,800	7,403,530
	Indika Energy Tbk. PT	11,762,000	2,246,253
	Indo Tambangraya Megah Tbk. PT	3,533,500	4,627,979
	Indocement Tunggal Prakarsa Tbk. PT	4,450,400	1,766,153
	Indofood CBP Sukses Makmur Tbk. PT	3,923,200	1,861,674
	Indofood Sukses Makmur Tbk. PT	25,022,900	10,161,576
	Indomobil Sukses Internasional Tbk. PT	3,198,400	200,465
	Indosat Tbk. PT	18,426,200	2,450,502
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	6,859,500	40,733
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	43,056,788	1,344,914
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	17,817,700	148,515
	Japfa Comfeed Indonesia Tbk. PT	57,186,000	9,449,171
	Jasa Marga Persero Tbk. PT	8,838,558	1,878,136
	Jaya Real Property Tbk. PT	5,813,800	371,223
*	Jaya Sukses Makmur Sentosa Tbk. PT	25,752	7,790
	Kalbe Farma Tbk. PT	50,093,100	3,416,697
	Kawasan Industri Jababeka Tbk. PT	108,765,245	1,478,265
	KMI Wire & Cable Tbk. PT	28,325,800	558,765
*	Krakatau Steel Persero Tbk. PT	6,613,100	128,862
	Lautan Luas Tbk. PT	329,800	16,657
*	Lippo Karawaci Tbk. PT	324,039,762	1,874,056
		Shares	Value»
INDONESIA — (Continued)
	Malindo Feedmill Tbk. PT	1,236,000	$55,551
	Map Aktif Adiperkasa PT	51,112,300	2,143,647
	Matahari Department Store Tbk. PT	4,532,300	505,693
	Mayora Indah Tbk. PT	18,425,925	2,532,730
*	MD Entertainment Tbk. PT	2,507,340	2,166,007
	Medco Energi Internasional Tbk. PT	63,757,160	5,807,569
*	Media Nusantara Citra Tbk. PT	49,304,393	735,422
	Medikaloka Hermina Tbk. PT	33,821,100	2,670,809
*	Merdeka Battery Materials Tbk. PT	26,903,900	1,123,087
*	Merdeka Copper Gold Tbk. PT	13,589,162	2,564,545
*	Metro Healthcare Indonesia Tbk. PT	62,973,400	1,985,434
	Metrodata Electronics Tbk. PT	34,020,600	1,154,022
	Metropolitan Kentjana Tbk. PT	33,300	47,303
	Midi Utama Indonesia Tbk. PT	5,985,700	110,114
	Mitra Adiperkasa Tbk. PT	68,494,600	4,842,625
	Mitra Keluarga Karyasehat Tbk. PT	14,286,300	2,025,849
	Mitra Pinasthika Mustika Tbk. PT	11,168,800	665,261
*	MNC Digital Entertainment Tbk. PT	24,850,400	563,357
*	MNC Tourism Indonesia Tbk. PT	105,612,800	1,178,343
	Mulia Industrindo Tbk. PT	13,252,200	260,624
*	Multipolar Tbk. PT	24,836,700	177,934
	Nippon Indosari Corpindo Tbk. PT	19,741,289	899,466
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,712,900	3,382,366
*	Pacific Strategic Financial Tbk. PT	13,198,500	1,198,902
	Pakuwon Jati Tbk. PT	99,195,800	2,127,822
	Pam Mineral Tbk. PT	166,300	12,005
*	Panin Financial Tbk. PT	114,644,800	1,820,656
*	Paninvest Tbk. PT	7,925,300	378,227
	Pantai Indah Kapuk Dua Tbk. PT	733,328	405,786

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Gas Negara Tbk. PT	32,156,100	$4,070,794
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	20,480,500	1,416,730
	Petrindo Jaya Kreasi Tbk. PT	34,550,300	3,735,986
	Petrosea Tbk. PT	8,342,300	3,532,644
*††	Pool Advista Indonesia Tbk. PT	8,941,700	4,994
*	PP Persero Tbk. PT	18,274,790	386,447
	Prodia Widyahusada Tbk. PT	1,413,100	201,817
	Puradelta Lestari Tbk. PT	58,841,200	490,850
*	Pyridam Farma Tbk. PT	3,005,200	77,595
	Ramayana Lestari Sentosa Tbk. PT	2,095,900	57,226
	Rukun Raharja Tbk. PT	4,902,100	1,258,921
	Salim Ivomas Pratama Tbk. PT	31,135,200	1,058,383
	Sampoerna Agro Tbk. PT	5,094,959	2,374,570
	Samudera Indonesia Tbk. PT	54,224,700	1,225,222
*	Sarana Meditama Metropolitan Tbk. PT	11,881,000	231,507
	Sarana Menara Nusantara Tbk. PT	62,833,300	1,957,727
	Sariguna Primatirta Tbk. PT	37,335,900	883,902
	Sawit Sumbermas Sarana Tbk. PT	24,219,100	2,424,132
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	17,496,600	1,821,382
	Semen Baturaja Tbk. PT	4,829,100	76,695
	Semen Indonesia Persero Tbk. PT	16,746,186	2,455,305
*	Sentul City Tbk. PT	137,281,900	1,235,603
*	Siloam International Hospitals Tbk. PT	1,013,600	166,846
*	Sinar Mas Multiartha Tbk. PT	278,500	215,442
	Steel Pipe Industry of Indonesia PT	16,408,800	439,780
	Sumber Alfaria Trijaya Tbk. PT	40,615,800	4,226,227
	Sumber Tani Agung Resources Tbk. PT	3,376,800	244,242
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk. PT	68,704,047	$1,621,864
	Surya Citra Media Tbk. PT	76,466,700	1,140,028
	Surya Semesta Internusa Tbk. PT	32,469,000	3,035,896
*††	Suryainti Permata Tbk. PT	3,098,000	0
	TBS Energi Utama Tbk. PT	2,633,900	113,697
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	7,720,965
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	48,996,700	10,473,545
	Temas Tbk. PT	37,547,300	302,271
	Tempo Scan Pacific Tbk. PT	3,705,800	596,310
	Timah Tbk. PT	19,602,367	3,788,073
	Total Bangun Persada Tbk. PT	1,280,900	78,303
	Tower Bersama Infrastructure Tbk. PT	5,095,900	541,257
	Transcoal Pacific Tbk. PT	4,057,800	2,489,209
	Trias Sentosa Tbk. PT	3,690,500	103,981
	Trimegah Bangun Persada Tbk. PT	4,003,000	326,095
	Triputra Agro Persada PT	31,658,500	2,824,479
	Tunas Baru Lampung Tbk. PT	22,467,857	877,571
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	13,067,200	1,172,574
	Unilever Indonesia Tbk. PT	21,131,100	2,426,341
	United Tractors Tbk. PT	9,367,346	14,592,983
	Vale Indonesia Tbk. PT	11,066,975	4,266,882
*††	Waskita Karya Persero Tbk. PT	52,554,757	118,604
*††	Wijaya Karya Persero Tbk. PT	19,524,422	88,985
	Wintermar Offshore Marine Tbk. PT	5,713,565	185,918
*	Wir Asia Tbk. PT	19,892,600	103,267
	XLSMART Telecom Sejahtera Tbk. PT	41,693,745	8,213,884
TOTAL INDONESIA			442,889,215

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	6,272,710	$4,270,447
	A'ayan Real Estate Co. SAK	224,822	95,099
*	Acico Industries Co. KSC	707,015	958,416
	Agility Public Warehousing Co. KSCC	2,412,691	1,057,742
	Al Ahli Bank of Kuwait KSCP	434,426	418,084
	Al Arabiya Real Estate Co. KSC	110,484	71,862
*	Al Argan International Real Estate Co. KSCP	923,562	299,164
††	Al-Eid Food KSC	527,310	278,164
	Ali Alghanim Sons Automotive Co. KSCC	567,302	2,046,970
*	Alimtiaz Investment Group KSC	3,452,215	565,698
††	Arabi Group Holding KSC	479,552	112,432
	Arkan Al-Kuwait Real Estate Co. KSC	14,565	14,592
	Arzan Financial Group for Financing & Investment KPSC	4,825,368	5,275,505
*	Asiya Capital Investments Co. KSCP	4,177,124	543,244
	Beyout Holding Co. KPSC	71,175	83,373
	Boubyan Bank KSCP	913,052	2,015,038
	Boubyan Petrochemicals Co. KSCP	741,158	1,365,932
	Boursa Kuwait Securities Co. KPSC	286,503	2,939,075
	Burgan Bank SAK	425,930	276,390
*	Coast Investment & Development Co. KSCP	82,273	16,135
	Combined Group Contracting Co. SAK	691,683	2,224,787
	Commercial Facilities Co. SAKP	254,155	224,775
	Commercial Real Estate Co. KSC	2,245,300	1,508,643
*	First Investment Co. KSCP	2,269,691	850,273
	Gulf Bank KSCP	2,758,896	3,097,348
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	194,223	$1,267,292
	Heavy Engineering & Ship Building Co. KSCP	465,278	1,190,453
	Humansoft Holding Co. KSC	443,448	3,823,094
*	IFA Hotels & Resorts-KPSC	267,176	745,490
	Injazzat Real Estate Development Co. KSCP	30,114	16,246
	Integrated Holding Co. KCSC	1,060,374	1,473,467
	KAMCO Investment Co. KSC	130,316	89,233
*	Kuwait & Gulf Link Transport Co. KSC	42,083	9,866
	Kuwait Business Town Real Estate Co. KSCP	407,958	106,539
	Kuwait Cement Co. KSC	662,335	891,066
	Kuwait Finance House KSCP	9,520,584	25,053,273
	Kuwait Financial Centre SAK	416,703	191,234
	Kuwait International Bank KSCP	3,883,499	3,439,596
	Kuwait Investment Co. SAK	186,238	128,533
*	Kuwait Real Estate Co. KSC	4,762,413	5,421,118
	Kuwait Telecommunications Co.	1,170,588	2,502,562
	Mabanee Co. KPSC	769,823	2,519,520
*	Manazel Holding Co. KSC	560,717	90,127
	Mezzan Holding Co. KSCC	559,708	1,867,814
	Mobile Telecommunications Co. KSCP	3,019,664	5,031,462
*	Munshaat Real Estate Projects Co. KSCP	110,135	80,887
	National Bank of Kuwait SAKP	7,372,054	22,841,413
*	National Consumer Holding Co. SAK	2,116,265	702,626
	National Industries Group Holding SAK	3,643,247	3,131,603
	National Investments Co. KSCP	3,528,365	3,113,348

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Oula Fuel Marketing Co.	191,609	$159,609
*	Privatization Holding Co. KSCP	1,760,585	391,582
*	Rasiyat Holding Co.	265,893	318,184
*	Real Estate Trade Centers Co. KSC	101,818	81,034
	Salhia Real Estate Co. KSCP	1,058,819	1,346,258
*	Securities House KSC	1,515,010	345,177
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,706,514	800,456
	Specialities Group Holding Co. KSCC	84,860	41,365
††	Sultan Center Food Products Co. KSC	5,505	323
	Tijara & Real Estate Investment Co. KSCP	212,441	54,615
*	United Real Estate Co. SAKP	77,372	70,467
*	Warba Bank KSCP	6,472,130	5,973,580
TOTAL KUWAIT			125,919,700
MALAYSIA — (1.4%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	1,056,598
	Able Global Bhd.	645,400	273,749
#	Aeon Co. M Bhd.	4,949,800	1,554,408
#	AEON Credit Service M Bhd.	1,821,080	2,709,607
#*	AFFIN Bank Bhd.	4,176,997	2,836,024
	Ajinomoto Malaysia Bhd.	128,000	443,206
	Alliance Bank Malaysia Bhd.	8,005,706	10,633,814
	Allianz Malaysia Bhd.	213,500	1,245,843
#	AME Elite Consortium Bhd.	1,583,900	602,907
	AMMB Holdings Bhd. (AMM MK)	6,307,050	10,315,244
#	Ancom Nylex Bhd.	2,765,115	652,595
#*	Ann Joo Resources Bhd.	608,100	86,618
#*	Astro Malaysia Holdings Bhd.	3,575,900	86,317
#	Aurelius Technologies Bhd.	1,197,000	220,671
	Axiata Group Bhd.	11,329,335	6,605,508
#	Bank Islam Malaysia Bhd.	5,020,059	3,145,860
	Batu Kawan Bhd.	403,050	1,977,898
		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Assets Bhd.	1,232,400	$93,667
#*	Berjaya Corp. Bhd.	23,909,801	1,633,497
*	Berjaya Food Bhd.	932,119	55,468
#*	Berjaya Land Bhd.	3,912,500	273,631
#*	Bermaz Auto Bhd.	5,055,400	1,062,569
#	British American Tobacco Malaysia Bhd.	641,600	758,532
#*	Bumi Armada Bhd.	20,329,450	1,577,786
#	Bursa Malaysia Bhd.	2,920,500	6,685,173
#	Cahya Mata Sarawak Bhd.	3,655,600	1,334,370
#*	Cape Ems Bhd.	2,386,100	160,937
#	Carlsberg Brewery Malaysia Bhd.	789,400	3,512,249
#	CB Industrial Product Holding Bhd.	2,850,220	902,158
	CCK Consolidated Holdings Bhd.	262,600	90,457
#	CelcomDigi Bhd.	6,229,120	5,151,850
*	Chin Hin Group Bhd.	273,900	160,675
	CIMB Group Holdings Bhd.	15,166,848	33,044,203
#	Coastal Contracts Bhd.	1,119,200	390,541
#	Crescendo Corp. Bhd.	240,600	76,892
#	CSC Steel Holdings Bhd.	1,228,300	457,259
#	CTOS Digital Bhd.	3,302,200	753,905
#*	Cypark Resources Bhd.	744,550	131,568
#	D&O Green Technologies Bhd.	3,125,200	494,232
*	Dagang NeXchange Bhd.	597,800	44,787
#	Dayang Enterprise Holdings Bhd.	4,592,463	2,094,206
#	Dialog Group Bhd.	5,898,184	2,459,842
#	DRB-Hicom Bhd.	5,329,700	1,460,055
#	Duopharma Biotech Bhd.	1,370,151	476,353
	Dutch Lady Milk Industries Bhd.	95,600	799,011
	DXN Holdings Bhd.	852,300	109,231
#*	Eastern & Oriental Bhd.	5,106,400	950,846
	Eco World Development Group Bhd.	6,712,200	3,798,222
#*	Ecofirst Consolidated Bhd.	1,552,400	130,252
#	EG Industries Bhd.	113,400	32,505
#*	Ekovest Bhd.	12,612,550	828,986
*	Elridge Energy Holdings Bhd.	235,200	62,731
	Farm Fresh Bhd.	4,140,500	3,007,792

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Formosa Prosonic Industries Bhd.	831,600	$242,294
#	Fraser & Neave Holdings Bhd.	368,800	3,336,593
#	Frontken Corp. Bhd.	6,583,500	6,417,414
#	Gadang Holdings Bhd.	2,291,200	134,057
	Gamuda Bhd.	4,717,633	5,304,194
	Gas Malaysia Bhd.	1,135,800	1,330,072
*	Genetec Technology Bhd.	917,000	60,580
#	Genting Bhd.	8,225,200	5,960,044
	Genting Malaysia Bhd.	9,631,500	4,838,246
#	Genting Plantations Bhd.	1,003,000	1,313,398
#*	Globetronics Technology Bhd.	2,729,945	194,422
#*	Greatech Technology Bhd.	1,444,800	645,694
#	Guan Chong Bhd.	3,728,699	651,268
#	HAP Seng Consolidated Bhd.	4,225,140	3,203,001
#	Hap Seng Plantations Holdings Bhd.	1,591,700	922,530
	Harn Len Corp. Bhd.	63,900	9,947
#*	Hartalega Holdings Bhd.	4,841,200	1,133,516
#	Heineken Malaysia Bhd.	639,900	3,879,669
*	Hengyuan Refining Co. Bhd.	1,321,000	292,979
	Hextar Global Bhd.	1,097,100	234,161
#	Hiap Teck Venture Bhd.	9,826,200	678,093
	Hibiscus Petroleum Bhd.	4,850,040	1,916,098
#	Hong Leong Bank Bhd.	509,765	3,336,025
#	Hong Leong Financial Group Bhd.	1,079,598	6,123,244
	Hong Leong Industries Bhd.	500,000	2,145,558
#	Hume Cement Industries Bhd.	232,600	211,715
#	Hup Seng Industries Bhd.	2,153,000	568,202
	IGB Bhd.	735,738	665,962
	IHH Healthcare Bhd.	2,116,900	4,806,355
#	IJM Corp. Bhd.	7,391,326	5,023,653
#	Inari Amertron Bhd.	4,573,132	1,869,252
#	Insas Bhd.	4,362,802	1,006,693
#	IOI Corp. Bhd.	4,161,677	4,202,440
#	IOI Properties Group Bhd.	5,399,419	4,367,229
	Iris Corp. Bhd.	220,600	12,003
		Shares	Value»
MALAYSIA — (Continued)
*	Iskandar Waterfront City Bhd.	2,026,200	$139,152
	ITMAX SYSTEM Bhd.	774,400	997,190
#	JAKS Resources Bhd.	12,374,160	315,180
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,474,399
*	JCY International Bhd.	2,621,800	255,395
	Keck Seng Malaysia Bhd.	489,000	685,322
#	Kelington Group Bhd.	2,182,300	2,928,445
	Kenanga Investment Bank Bhd.	2,821,700	616,589
	Kerjaya Prospek Group Bhd.	1,755,287	1,208,216
#	Kim Loong Resources Bhd.	1,387,760	845,120
††	KNM Group Bhd.	15,379,881	15,606
#	Kossan Rubber Industries Bhd.	7,428,400	1,908,471
#	KPJ Healthcare Bhd.	7,972,500	5,602,030
#	Kretam Holdings Bhd.	4,777,400	834,773
#	KSL Holdings Bhd.	2,201,669	1,704,821
#	Kuala Lumpur Kepong Bhd.	1,110,785	5,497,136
	Kumpulan Fima Bhd.	709,900	462,780
#	Lagenda Properties Bhd.	1,920,800	730,429
	Land & General Bhd.	12,360,120	454,255
#	LBS Bina Group Bhd.	5,552,393	570,634
#	Leong Hup International Bhd.	8,260,400	1,657,962
	Lianson Fleet Group Bhd.	68,700	35,376
#*Ω	Lotte Chemical Titan Holding Bhd.	3,300,875	321,892
	LPI Capital Bhd.	658,640	2,527,513
#	Magni-Tech Industries Bhd.	1,388,700	726,415
#	Magnum Bhd.	4,549,062	1,524,285
#	Mah Sing Group Bhd.	9,447,051	2,758,232
#	Malakoff Corp. Bhd.	8,389,000	1,660,496
	Malayan Banking Bhd.	7,849,450	23,492,442
	Malayan Cement Bhd.	163,300	330,904
#	Malayan Flour Mills Bhd.	4,724,400	754,563
#	Malaysia Smelting Corp. Bhd.	2,226,200	1,078,053
#	Malaysian Pacific Industries Bhd.	461,625	3,751,593
#	Malaysian Resources Corp. Bhd.	12,008,157	1,068,199
#	Matrix Concepts Holdings Bhd.	9,406,357	3,422,745

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Maxis Bhd.	4,550,215	$4,415,820
#	MBM Resources Bhd.	905,810	1,212,871
#	MBSB Bhd.	13,871,667	2,572,093
#	Mega First Corp. Bhd.	3,697,000	3,053,681
	Mi Technovation Bhd.	642,500	512,750
	MISC Bhd.	2,304,360	4,674,196
	MKH Bhd.	2,772,375	719,825
#	MKH Oil Palm East Kalimantan Bhd.	222,984	34,739
#	MNRB Holdings Bhd.	3,755,754	2,467,036
#Ω	Mr. DIY Group M Bhd.	6,347,200	2,952,150
#	Muhibbah Engineering M Bhd.	3,159,650	438,318
#	Nestle Malaysia Bhd.	71,600	2,034,067
*	NEXG Bhd.	3,233,700	241,437
††	Nylex Malaysia Bhd.	20,250	231
#	OCK Group Bhd.	3,432,900	327,229
#	Oriental Holdings Bhd.	1,111,240	1,939,193
#	OSK Holdings Bhd.	11,428,450	4,867,128
#	PA Resources Bhd.	1,808,900	69,178
#	Padini Holdings Bhd.	3,537,000	1,744,702
	Panasonic Manufacturing Malaysia Bhd.	62,900	116,192
#	Pantech Group Holdings Bhd.	3,343,031	553,909
#	Paramount Corp. Bhd.	1,893,175	504,440
	PBA Holdings Bhd.	116,800	58,036
#	Pecca Group Bhd.	1,237,300	527,775
#	Perak Transit Bhd.	5,868,999	394,667
#	Petron Malaysia Refining & Marketing Bhd.	613,600	642,120
#	Petronas Chemicals Group Bhd.	3,524,100	2,893,096
#	Petronas Dagangan Bhd.	677,900	3,644,114
#	Petronas Gas Bhd.	1,182,308	5,512,887
*	Pharmaniaga Bhd.	634,200	45,850
	Power Root Bhd.	347,300	106,577
#	PPB Group Bhd.	1,526,040	4,366,938
#	Press Metal Aluminium Holdings Bhd.	6,437,360	12,339,967
	Public Bank Bhd.	25,426,055	31,426,423
	QES Group Bhd.	572,700	63,896
#	QL Resources Bhd.	5,279,995	5,381,869
#*	Ranhill Utilities Bhd.	2,267,658	988,391
#	RCE Capital Bhd.	2,577,700	758,471
#	REDtone Digital Bhd.	1,892,100	177,532
	RGB International Bhd.	3,983,400	262,677
	RHB Bank Bhd.	5,531,358	11,854,096
		Shares	Value»
MALAYSIA — (Continued)
#	Sam Engineering & Equipment M Bhd.	754,500	$670,654
#	Sarawak Oil Palms Bhd.	2,352,037	2,285,675
#	Scientex Bhd.	4,615,184	4,521,069
	SD Guthrie Bhd.	5,308,361	7,858,410
#	Shangri-La Hotels Malaysia Bhd.	253,500	120,317
	Sime Darby Bhd.	11,328,987	6,204,715
#	Sime Darby Property Bhd.	11,876,887	4,525,124
	SKP Resources Bhd.	6,947,625	1,067,467
#*	Solarvest Holdings Bhd.	1,778,000	1,133,767
#	Southern Cable Group Bhd.	849,200	446,573
	SP Setia Bhd. Group	8,537,759	2,130,277
#	Sports Toto Bhd.	3,684,773	1,215,822
#	Sunway Bhd.	2,113,590	3,082,464
#	Sunway Construction Group Bhd.	1,637,319	2,458,807
#*	Supermax Corp. Bhd.	5,662,339	433,736
	Suria Capital Holdings Bhd.	413,380	156,432
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,785,675	2,451,929
#	Ta Ann Holdings Bhd.	2,019,023	2,376,631
#	Taliworks Corp. Bhd.	2,377,766	283,966
	Telekom Malaysia Bhd.	2,458,828	4,932,061
	Tenaga Nasional Bhd.	3,542,681	12,534,412
#	Teo Seng Capital Bhd.	307,500	84,337
	Thong Guan Industries Bhd.	1,450,500	426,827
	TIME dotCom Bhd.	4,110,480	6,225,846
#	Top Glove Corp. Bhd.	16,190,060	2,503,939
#*	Tropicana Corp. Bhd.	5,039,732	1,518,095
#	TSH Resources Bhd.	3,242,150	1,014,483
#	Uchi Technologies Bhd.	1,721,940	1,334,111
#	UEM Sunrise Bhd.	8,838,445	1,469,002
#	Unisem M Bhd.	1,039,400	832,949
	United Malacca Bhd.	226,150	335,696
	United Plantations Bhd.	714,900	5,475,560
#	UOA Development Bhd.	8,622,500	4,089,370
#*	Uzma Bhd.	797,533	79,124
*	Vantris Energy Bhd.	2,037,609	191,263
#	Velesto Energy Bhd.	29,005,192	2,238,234
	ViTrox Corp. Bhd.	881,000	973,608
#	VS Industry Bhd.	15,170,252	1,613,388
#	Wasco Bhd.	1,521,100	356,083
#*	WCT Holdings Bhd.	6,000,840	897,999
#	Wellcall Holdings Bhd.	2,974,850	996,778

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Westports Holdings Bhd.	3,131,513	$4,855,343
#	Yinson Holdings Bhd.	7,458,485	4,465,426
#	YTL Corp. Bhd.	14,976,593	7,896,870
#	YTL Power International Bhd.	4,073,263	3,334,230
	Zetrix Ai Bhd.	20,773,521	4,243,748
TOTAL MALAYSIA			504,135,703
MEXICO — (2.2%)
#*	Alpek SAB de CV	13,465,028	7,003,725
	Alsea SAB de CV	3,134,024	9,560,244
	America Movil SAB de CV (2228390D US), ADR	2,718,240	56,267,568
	Arca Continental SAB de CV	1,002,705	11,294,488
#*	Axtel SAB de CV	8,473,184	1,362,420
Ω	Banco del Bajio SA	5,324,717	15,578,667
#	Becle SAB de CV	866,993	913,825
	Bolsa Mexicana de Valores SAB de CV	2,864,652	5,747,007
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	2,052,137
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	44,931,272
#	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	8,470,434
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	3,550,751
	Consorcio ARA SAB de CV	8,643,162	1,953,564
*	Controladora AXTEL SAB de CV	27,388,079	1,379,121
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	2,630,097
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	1,005,960
	Corp. Actinver SAB de CV	61,598	77,544
	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	10,025,050
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	528,605
		Shares	Value»
MEXICO — (Continued)
	Corp. Moctezuma SAB de CV	213,875	$1,015,099
	Corporativo Fragua SAB de CV	2,566	77,821
	Cydsa SAB de CV	6,129	5,997
*	Dine SAB de CV	7,300	8,586
	El Puerto de Liverpool SAB de CV, Class C1	526,038	3,172,603
#*††	Empresas ICA SAB de CV	4,691,828	0
	Financiera Independencia SAB de CV SOFOM ENR	122,895	59,774
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	5,574,682
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	59,651	6,225,178
	GCC SAB de CV	1,071,304	11,532,027
#	Genomma Lab Internacional SAB de CV, Class B	4,631,909	4,407,682
	Gentera SAB de CV	9,230,595	25,654,040
	Gruma SAB de CV, Class B	913,433	16,461,760
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	21,643,954
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	26,929,086
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	7,503,119
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	6,331	2,185,018
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	366,862	12,688,395
#	Grupo Bimbo SAB de CV	3,507,902	12,192,147
#	Grupo Carso SAB de CV	1,907,815	12,978,950
#	Grupo Comercial Chedraui SA de CV	2,352,559	16,100,141
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	65,569,008

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Inbursa SAB de CV, Class O	5,362,667	$13,458,834
	Grupo Gigante SAB de CV	41,000	69,796
	Grupo Herdez SAB de CV	1,704,446	7,203,615
*	Grupo Hotelero Santa Fe SAB de CV	306,056	68,913
*	Grupo Industrial Saltillo SAB de CV	320,237	240,049
	Grupo Mexico SAB de CV	7,307,754	80,633,681
*	Grupo Nutrisa SAB de CV	1,704,446	438,888
*	Grupo Pochteca SAB de CV	386,111	135,545
#	Grupo Rotoplas SAB de CV	714,409	481,969
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	185,037
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	13,272,014
	Grupo Televisa SAB (TLEVICPO MM)	2,832,499	1,867,154
	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	6,141,325
#*Ω	Grupo Traxion SAB de CV	611,596	484,349
*	Industrias CH SAB de CV	1,708,901	17,014,693
*	Industrias Penoles SAB de CV	655,155	37,976,197
#	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	12,934,062
	KUO SAB de CV	271,325	931,535
	La Comer SAB de CV	5,015,129	10,747,115
	Megacable Holdings SAB de CV	5,071,691	17,804,317
*	Minera Frisco SAB de CV, Class A1	5,848,090	4,450,652
*Ω	Nemak SAB de CV	15,217,768	2,934,532
*	Ollamani SAB	136,867	588,866
	Operadora De Sites Mexicanos SAB de CV, Class A-1	60,771	56,508
#	Orbia Advance Corp. SAB de CV	5,821,405	6,175,833
	Organizacion Cultiba SAB de CV	194,351	123,443
		Shares	Value»
MEXICO — (Continued)
	Organizacion Soriana SAB de CV, Class B	3,346,930	$6,856,265
*	Promotora de Hoteles Norte 19 SAB de CV	2,213,204	800,380
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	19,258,494
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	370,967
#	Qualitas Controladora SAB de CV	948,790	8,834,236
	Regional SAB de CV	2,085,019	18,699,075
	Sigma Foods SAB de CV	31,592,286	31,237,966
#*	Sitios Latinoamerica SAB de CV	1,463,967	459,060
*	Vista Energy SAB de CV (VIST US), ADR	67,859	4,104,791
*	Vitro SAB de CV	422,624	143,164
	Wal-Mart de Mexico SAB de CV	5,943,264	18,860,919
TOTAL MEXICO			782,361,785
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	437,272
	Cia de Minas Buenaventura SAA, ADR	156,351	5,356,585
	Credicorp Ltd.	121,523	43,363,052
*††	Fossal SAA, ADR	3	13
	Intercorp Financial Services, Inc.	9,334	457,179
TOTAL PERU			49,614,101
PHILIPPINES — (0.5%)
	A Soriano Corp.	818,000	199,014
	Aboitiz Equity Ventures, Inc.	3,324,490	1,793,642
	Aboitiz Power Corp.	3,820,600	2,786,510
	ACEN Corp.	20,159,967	905,091
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	22,167,094	2,795,298
	Apex Mining Co., Inc.	15,588,000	3,862,750
*	Atlas Consolidated Mining & Development Corp.	4,306,100	752,113

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Corp.	376,380	$3,234,349
	Ayala Land, Inc.	7,824,970	2,821,449
*	AyalaLand Logistics Holdings Corp.	4,662,200	105,956
	Bank of the Philippine Islands	3,696,696	7,786,816
	BDO Unibank, Inc.	6,647,149	15,234,838
	Belle Corp.	27,703,700	647,465
	Bloomberry Resorts Corp.	19,293,800	932,000
*	Cebu Air, Inc.	1,912,240	1,056,446
	Century Pacific Food, Inc.	6,112,250	3,950,610
	China Banking Corp.	2,571,800	2,796,440
	COL Financial Group, Inc.	1,671,250	38,947
	Converge Information & Communications Technology Solutions, Inc.	10,154,300	2,674,499
	Cosco Capital, Inc.	15,392,100	1,907,462
	D&L Industries, Inc.	12,314,300	836,713
	DigiPlus Interactive Corp.	912,760	201,739
*	DITO CME Holdings Corp.	18,594,900	214,407
	DMCI Holdings, Inc.	25,347,700	4,663,190
*	DoubleDragon Corp.	4,336,690	739,404
	East West Banking Corp.	5,798,250	1,216,783
	Emperador, Inc.	3,708,300	975,331
	Filinvest Development Corp.	116,500	8,769
	Filinvest Land, Inc.	66,853,446	928,058
	Filinvest REIT Corp.	4,670,037	234,648
	First Philippine Holdings Corp.	2,587,130	3,374,886
	Ginebra San Miguel, Inc.	20,830	102,898
*	Global Ferronickel Holdings, Inc.	16,720,756	564,688
	Globe Telecom, Inc.	99,684	2,671,534
	GT Capital Holdings, Inc.	442,962	5,045,264
	International Container Terminal Services, Inc.	2,174,422	23,816,317
	JG Summit Holdings, Inc.	4,292,476	2,030,597
	Jollibee Foods Corp.	1,266,257	4,407,066
	Keepers Holdings, Inc.	894,000	34,782
	LT Group, Inc.	12,600,600	3,418,096
	MacroAsia Corp.	604,396	50,519
	Manila Electric Co.	440,670	4,410,053
	Manila Water Co., Inc.	9,410,200	6,485,859
		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	52,643,300	$1,963,673
	Metropolitan Bank & Trust Co.	5,602,829	6,948,634
Ω	Monde Nissin Corp.	1,295,700	125,206
	Nickel Asia Corp.	26,122,540	2,387,679
	Petron Corp.	22,616,000	1,036,963
	Philcomsat Holdings Corp.	410,333	745,463
	Philex Mining Corp.	7,539,850	1,441,924
	Philippine National Bank	2,711,566	2,950,424
	Philippine Seven Corp.	308,410	180,634
	Philippine Stock Exchange, Inc.	84,552	295,169
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	33,341
	PLDT, Inc. (PHI US), Sponsored ADR	117,883	2,659,440
	PLDT, Inc. (TEL PM)	76,845	1,753,846
	Puregold Price Club, Inc.	6,791,180	4,116,486
*	PXP Energy Corp.	363,200	20,405
	RFM Corp.	6,096,300	540,824
	Rizal Commercial Banking Corp.	2,919,464	1,244,525
	Robinsons Land Corp.	16,354,518	5,040,925
	Robinsons Retail Holdings, Inc.	1,727,720	1,086,416
	San Miguel Corp.	3,305,180	4,493,090
	Security Bank Corp.	1,974,568	2,180,490
	Semirara Mining & Power Corp.	4,759,000	2,578,001
	Shakey's Pizza Asia Ventures, Inc.	366,600	41,619
*	Shell Pilipinas Corp.	1,919,540	406,732
	SM Investments Corp.	129,630	1,540,713
	SM Prime Holdings, Inc.	8,148,290	2,983,561
	SSI Group, Inc.	302,000	13,851
	STI Education Systems Holdings, Inc.	1,430,000	30,597
	Synergy Grid & Development Phils, Inc.	3,227,000	1,049,355
*	Top Frontier Investment Holdings, Inc.	155,417	160,226
	Union Bank of the Philippines	3,664,942	1,605,280
	Universal Robina Corp.	2,552,830	3,073,390

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	54,816,800	$1,101,473
	Vistamalls, Inc.	155,800	3,222
	Wilcon Depot, Inc.	6,753,100	767,284
TOTAL PHILIPPINES			179,314,157
POLAND — (1.3%)
#*	11 bit studios SA	5,440	221,755
	AB SA	10,905	365,419
#*	Action SA	39,093	354,376
	Agora SA	261,596	678,244
	Alior Bank SA	760,657	24,827,581
*Ω	Allegro.eu SA	230,921	1,896,983
	Amica SA	24,660	416,956
#	AmRest Holdings SE	333,086	1,271,507
	Apator SA	79,425	589,067
#*	Arctic Paper SA	132,265	303,244
	ASBISc Enterprises PLC	298,919	3,233,438
	Asseco Poland SA	262,383	15,978,074
	Asseco South Eastern Europe SA	17,426	367,633
#	Auto Partner SA	284,788	1,510,141
	Bank Handlowy w Warszawie SA	148,074	4,808,677
*	Bank Millennium SA	2,682,793	12,978,046
*	Bank Ochrony Srodowiska SA	121,413	347,514
	Bank Polska Kasa Opieki SA	499,709	30,391,294
#*	Benefit Systems SA	6,627	7,136,896
#*	Bioton SA	193,900	216,482
	BNPP Bank Polska SA	5,600	230,479
	Boryszew SA	1,581,311	2,562,269
#	Budimex SA	66,681	12,890,291
#*	CCC SA	145,045	4,794,143
	CD Projekt SA	40,600	2,963,660
#*	Celon Pharma SA	49,619	304,912
#*	CI Games SA	878,942	578,789
#*	Cognor Holding SA	736,787	1,048,745
	Creepy Jar SA	237	41,011
#	Cyber Folks SA	27,075	1,569,030
#*	Cyfrowy Polsat SA	807,987	3,037,913
*	Datawalk SA	6,394	306,180
	Develia SA	1,513,421	3,971,934
*Ω	Dino Polska SA	803,000	8,495,375
	Dom Development SA	41,537	3,144,288
	Echo Investment SA	23,210	33,914
#	Elektrotim SA	12,370	172,206
*	Enea SA	1,952,144	12,054,955
#*	Eurocash SA	480,073	918,519
*	Fabryki Mebli Forte SA	103,961	727,157
	Ferro SA	1,212	10,433
#*	Globe Trade Centre SA	254,305	213,058
		Shares	Value»
POLAND — (Continued)
#*	Grupa Azoty SA	344,548	$1,721,047
	Grupa Kety SA	64,686	18,562,957
	Grupa Pracuj SA	11,710	157,891
#*Ω	HUUUGE, Inc.	51,040	361,171
	ING Bank Slaski SA	86,700	9,474,277
#	Inter Cars SA	33,932	6,056,680
#*	Jastrzebska Spolka Weglowa SA	509,571	4,235,936
*	KGHM Polska Miedz SA	322,669	29,939,350
#	KRUK SA	94,192	12,951,250
*	Lentex SA	22,077	42,241
	LPP SA	2,841	15,689,506
*	Lubawa SA	24,192	58,300
*	Lubelski Wegiel Bogdanka SA	84,050	502,738
*	mBank SA	31,664	9,236,432
#*	Medicalgorithmics SA	8,247	75,434
#	Mirbud SA	502,567	1,854,626
#	Mo-BRUK SA	14,849	1,503,243
*	Mostostal Zabrze SA	100,258	182,340
	Neuca SA	6,917	1,542,144
	Newag SA	3,905	136,905
	Onde SA	5,966	15,182
	Orange Polska SA	2,234,038	7,223,142
	ORLEN SA	1,830,608	55,636,897
#	Pepco Group NV	312,879	2,556,804
*	PGE Polska Grupa Energetyczna SA	3,303,321	9,316,558
#*	PKP Cargo SA	213,767	823,918
#	PlayWay SA	5,070	400,545
#*	Polimex-Mostostal SA	524,213	1,240,621
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	25,809,175
	Powszechny Zaklad Ubezpieczen SA	1,352,731	26,616,776
#	Rainbow Tours SA	6,378	274,522
	Santander Bank Polska SA	53,494	8,392,395
*	Selvita SA	15,027	181,748
#	Stalexport Autostrady SA	1,083,132	860,398
	Synektik SA	34,500	2,862,997
*	Tauron Polska Energia SA	7,222,221	22,336,183
	TEN Square Games SA	5,858	189,115
#	Text SA	64,197	765,440
	Torpol SA	56,565	929,960
*	Toya SA	25,778	70,979
	Unimot SA	12,347	472,447
#	Votum SA	22,522	303,945
#	Voxel SA	2,597	100,727
#*	VRG SA	1,259,078	1,761,074
#	Warsaw Stock Exchange	122,584	2,453,614
	Wawel SA	149	35,224

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Wirtualna Polska Holding SA	29,064	$504,297
Ω	XTB SA	428,609	10,215,079
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	15,341	336,165
#*	Zespol Elektrowni Patnow Adamow Konin SA	92,306	506,821
TOTAL POLAND			465,439,804
QATAR — (0.6%)
	Aamal Co.	11,608,411	2,740,452
	Al Khaleej Takaful Group QSC	1,639,835	1,059,159
	Al Meera Consumer Goods Co. QSC	606,268	2,449,794
	Al Rayan Bank	12,462,818	7,785,270
	Alijarah Holding Co. QPSC	2,630,438	515,181
*	Baladna	7,568,635	2,576,267
	Barwa Real Estate Co.	9,808,496	7,378,096
	Commercial Bank PSQC	5,823,246	7,611,430
*	Dlala Brokerage & Investments Holding Co. QSC	229,851	59,282
	Doha Bank QPSC	13,816,611	10,480,102
	Doha Insurance Co. QSC	724,374	545,961
	Dukhan Bank	162,684	159,241
*	Estithmar Holding QPSC	5,486,142	6,071,704
	Gulf International Services QSC	9,108,593	6,982,286
	Gulf Warehousing Co.	2,806,317	1,930,658
	Industries Qatar QSC	681,372	2,378,312
	Lesha Bank LLC	7,155,711	3,679,999
	Mannai Corp. QSC	969,758	1,296,871
*	Mazaya Real Estate Development QPSC	4,732,656	755,686
	Medicare Group	1,456,853	2,571,552
	Meeza QSTP LLC	30,885	28,052
	Mesaieed Petrochemical Holding Co.	7,363,146	2,213,219
	Nebras Energy	1,164,072	4,896,062
	Ooredoo QPSC	3,111,870	12,236,733
	Qatar Aluminum Manufacturing Co.	15,985,116	8,318,367
	Qatar Fuel QSC	998,858	4,253,014
	Qatar Gas Transport Co. Ltd.	10,167,302	13,391,819
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	877,883	$558,427
	Qatar Insurance Co. SAQ	3,572,709	2,151,730
	Qatar International Islamic Bank QSC	2,041,702	6,406,856
	Qatar Islamic Bank QPSC	1,665,417	11,437,929
	Qatar Islamic Insurance Group	307,190	734,361
	Qatar National Bank QPSC	13,164,893	71,727,515
	Qatar National Cement Co. QSC	1,525,481	1,198,662
	Qatar Navigation QSC	2,477,568	7,697,097
	QLM Life & Medical Insurance Co. WLL	249,576	167,703
	Salam International Investment Ltd. QSC	7,736,721	1,629,480
	United Development Co. QSC	11,581,294	3,071,238
	Vodafone Qatar PQSC	17,306,239	12,123,973
*	Widam Food Co.	629,827	250,909
	Zad Holding Co.	102,347	408,069
TOTAL QATAR			233,928,518
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO (SVST LI), GDR	284,906	$0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	2,693,011	4,781,770
*	ACWA Power Co.	110,661	5,522,817
	Ades Holding Co.	674,451	3,455,743
*	Advanced Petrochemical Co.	550,055	3,805,159
	Al Babtain Power & Telecommunication Co.	369,351	6,893,775
*	Al Gassim Investment Holding Co.	30,055	128,860
	Al Hammadi Holding	451,802	3,345,603
	Al Hassan Ghazi Ibrahim Shaker Co.	269,014	1,301,827
	Al Jouf Agricultural Development Co.	127,101	1,693,042
*	Al Jouf Cement Co.	434,518	716,923
*	Al Khaleej Training & Education Co.	198,987	1,102,616
	Al Rajhi Bank	3,883,026	110,884,832
*	Al Rajhi Co. for Co-operative Insurance	70,885	1,570,347
	Al Taiseer Group TALCO Industrial Co.	7,202	67,519
	Al Yamamah Steel Industries Co.	238,552	2,405,708
	Alamar Foods	71,608	838,825
	Alandalus Property Co.	298,390	1,391,059
	Alaseel Co.	1,374,077	1,356,667
	Al-Dawaa Medical Services Co.	56,175	767,334
	Aldrees Petroleum & Transport Services Co.	311,860	9,930,331
	Al-Etihad Cooperative Insurance Co.	239,623	517,984
	Alinma Bank	2,945,494	22,373,362
	AlJazira Takaful Ta'awuni Co.	211,209	686,238
	AlKhorayef Water & Power Technologies Co.	88,192	2,909,001
*	Allianz Saudi Fransi Cooperative Insurance Co.	231,815	672,448
	Almarai Co. JSC	1,680,965	19,829,346
	Almawarid Manpower Co.	22,041	726,671
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almunajem Foods Co.	70,815	$1,041,022
	Alujain Corp.	247,530	1,724,016
*	Amlak International Finance Co.	101,109	303,003
*	Anaam International Holding Group Co.	51,724	167,896
	Arab National Bank	1,740,957	10,566,301
*	Arabia Insurance Cooperative Co.	82,362	199,639
	Arabian Cement Co.	373,759	2,173,468
Ω	Arabian Centres Co.	782,909	4,080,177
	Arabian Drilling Co.	193,310	5,411,163
	Arabian Internet & Communications Services Co.	99,889	6,243,150
	Arabian Pipes Co.	649,834	901,113
*	Arabian Shield Cooperative Insurance Co.	222,985	705,560
	Arriyadh Development Co.	775,674	4,486,073
*	ARTEX Industrial Investment Co.	248,946	717,266
*	Ash-Sharqiyah Development Co.	15,451	58,845
	Astra Industrial Group Co.	225,509	9,015,457
	Ataa Educational Co.	49,555	734,839
*	BAAN Holding Group Co.	1,091,966	579,011
	Banan Real Estate Co.	40,982	43,277
	Bank AlBilad	2,177,037	15,414,705
*	Bank Al-Jazira	3,500,288	11,691,376
	Banque Saudi Fransi	1,848,474	8,897,831
	Basic Chemical Industries Ltd.	101,099	709,514
*	Bawan Co.	305,235	3,965,414
	BinDawood Holding Co.	1,320,267	1,736,745
	Bupa Arabia for Cooperative Insurance Co.	226,241	9,939,061
	Catrion Catering Holding Co.	292,883	6,325,667
*	Chubb Arabia Cooperative Insurance Co.	134,441	826,564
	City Cement Co.	519,091	1,873,223
	Co. for Cooperative Insurance	220,850	8,058,628
	Dallah Healthcare Co.	138,906	4,581,275
*	Dar Al Arkan Real Estate Development Co.	3,272,403	16,311,967

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	8,987	$84,928
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	15,693,165
	East Pipes Integrated Co. for Industry	73,651	2,962,274
	Eastern Province Cement Co.	358,776	2,345,205
	Electrical Industries Co.	4,858,252	17,686,123
	Elm Co.	16,592	3,431,712
*	Emaar Economic City	1,466,076	3,850,921
	Etihad Etisalat Co.	2,662,404	50,101,399
	Etihad GO Telecom Co.	25,028	627,006
*	Fawaz Abdulaziz Al Hokair & Co.	230,387	1,058,563
	First Milling Co.	24,216	326,309
	Fitaihi Holding Group	1,173,695	915,221
	Gulf Insurance Group	187,083	1,205,750
*	Gulf Union Cooperative Insurance Co.	223,809	668,350
*	Halwani Brothers Co.	4,130	37,291
*	Herfy Food Services Co.	173,597	734,459
	Jamjoom Pharmaceuticals Factory Co.	43,326	1,616,220
	Jarir Marketing Co.	2,283,415	8,686,847
*	Jazan Development & Investment Co.	107,290	250,842
*	L'Azurde Co. for Jewelry	206,645	655,402
	Leejam Sports Co. JSC	164,411	4,439,861
*	Liva Insurance Co.	46,089	143,464
*	Lumi Rental Co.	66,191	845,590
	Maharah Human Resources Co.	16,624	26,361
*	Malath Cooperative Insurance Co.	122,418	323,301
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	366,770	1,322,748
*	Methanol Chemicals Co.	214,553	425,852
	Middle East Healthcare Co.	350,998	3,323,017
*	Middle East Paper Co.	321,351	1,771,531
	Middle East Pharmaceutical Co.	4,755	141,510
		Shares	Value»
SAUDI ARABIA — (Continued)
	Middle East Specialized Cables Co.	170,077	$1,034,635
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	15,609,547
	Mouwasat Medical Services Co.	279,823	5,193,968
	Nahdi Medical Co.	128,849	3,383,197
*	Najran Cement Co.	540,460	963,708
*	Nama Chemicals Co.	22,181	134,467
*	National Agriculture Development Co.	1,104,538	5,821,056
	National Co. for Glass Industries	135,051	1,322,972
	National Co. for Learning & Education	59,359	2,040,468
	National Gas & Industrialization Co.	93,324	2,214,120
*	National Gypsum	104,290	429,620
*	National Industrialization Co.	2,492,816	6,196,310
	National Medical Care Co.	97,572	4,115,213
*	National Metal Manufacturing & Casting Co.	29,729	110,827
	Nayifat Finance Co.	293,493	942,565
	Northern Region Cement Co.	647,914	1,221,807
*	Perfect Presentation For Commercial Services Co.	395,583	817,561
*	Power & Water Utility Co. for Jubail & Yanbu	145,133	1,255,276
	Qassim Cement Co.	329,312	3,753,782
*	Rabigh Refining & Petrochemical Co.	1,573,705	2,986,218
*	Rasan Information Technology Co.	3,282	122,313
*	Red Sea International Co.	30,449	219,720
	Retal Urban Development Co.	1,157,360	3,934,088
	Riyad Bank	3,591,307	26,951,523
	Riyadh Cables Group Co.	114,535	3,986,372
	Riyadh Cement Co.	224,747	1,485,604
	SABIC Agri-Nutrients Co.	717,769	23,913,944
	Sahara International Petrochemical Co.	1,313,196	5,365,564
	SAL Saudi Logistics Services	61,370	2,949,907

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Arabian Amiantit Co.	176,756	$752,815
*	Saudi Arabian Cooperative Insurance Co.	32,131	97,452
*	Saudi Arabian Mining Co.	1,615,221	32,817,970
Ω	Saudi Arabian Oil Co.	8,279,408	56,914,505
	Saudi Aramco Base Oil Co.	175,520	4,892,774
*	Saudi Automotive Services Co.	283,754	3,875,345
	Saudi Awwal Bank	2,391,467	22,723,671
	Saudi Basic Industries Corp.	1,085,982	16,458,785
	Saudi Cement Co.	574,370	5,517,177
	Saudi Ceramic Co.	483,377	3,581,480
	Saudi Chemical Co. Holding	2,763,409	5,630,508
*	Saudi Co. For Hardware CJSC	11,799	81,441
*	Saudi Darb Investment Co.	288,474	182,144
	Saudi Electricity Co.	1,215,774	4,667,309
	Saudi Ground Services Co.	35,144	347,346
	Saudi Industrial Investment Group	997,803	3,329,212
	Saudi Investment Bank	1,576,654	5,884,400
*	Saudi Kayan Petrochemical Co.	4,973,977	6,498,597
	Saudi Manpower Solutions Co.	14,034	22,084
*	Saudi Marketing Co.	138,051	516,766
	Saudi National Bank	4,959,856	59,296,937
*	Saudi Paper Manufacturing Co.	124,577	1,875,354
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,336,425
*	Saudi Printing & Packaging Co.	128,264	284,112
*	Saudi Public Transport Co.	554,215	1,482,800
*	Saudi Real Estate Co.	873,373	3,374,482
*	Saudi Reinsurance Co.	606,172	4,510,625
*	Saudi Research & Media Group	182,352	5,820,275
	Saudi Steel Pipe Co.	141,601	1,528,320
	Saudi Tadawul Group Holding Co.	25,694	1,100,169
	Saudi Telecom Co.	6,083,659	72,217,790
	Saudia Dairy & Foodstuff Co.	88,666	5,726,389
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Savola Group	785,383	$5,003,428
	Scientific & Medical Equipment House Co.	76,128	661,153
*	Seera Group Holding	1,283,978	9,169,267
*	Shams	145,491	527,845
*	SHL Finance Co.	109,122	474,731
*	Sinad Holding Co.	546,281	1,305,872
	Southern Province Cement Co.	372,290	2,275,492
	Sumou Real Estate Co.	7,012	61,719
	Sustained Infrastructure Holding Co.	403,393	3,081,593
	Tabuk Cement Co.	291,642	699,301
*	Takween Advanced Industries Co.	204,668	343,641
	Tanmiah Food Co.	52,928	847,906
	Theeb Rent A Car Co.	201,785	1,904,258
*	Umm Al-Qura Cement Co.	286,201	990,240
	United Electronics Co.	268,590	6,293,860
	United International Transportation Co.	362,376	5,850,739
	United Wire Factories Co.	84,785	452,091
*	Wafrah for Industry & Development	29,097	175,748
*	Walaa Cooperative Insurance Co.	457,230	1,374,359
*	Wataniya Insurance Co.	136,124	490,753
	Yamama Cement Co.	795,912	5,706,525
	Yanbu Cement Co.	552,214	2,296,029
	Yanbu National Petrochemical Co.	286,039	2,060,272
	Zahrat Al Waha For Trading Co.	260,213	178,763
TOTAL SAUDI ARABIA			989,907,671
SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	2,977,304	46,915,044
	Advtech Ltd.	4,509,029	10,972,804
	AECI Ltd.	849,910	4,986,251
	African Rainbow Minerals Ltd.	846,517	12,387,812
#	Afrimat Ltd.	554,364	1,459,095
	Alexander Forbes Group Holdings Ltd.	1,456,217	774,347
	Altron Ltd., Class A	416,751	499,108
	Anglogold Ashanti PLC (AU US)	501,755	46,597,987

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Aspen Pharmacare Holdings Ltd.	945,638	$6,291,554
	Astral Foods Ltd.	335,750	5,705,707
	AVI Ltd.	2,512,648	16,609,443
	Bid Corp. Ltd.	630,249	15,745,238
	Bidvest Group Ltd.	1,135,480	16,430,026
#*	Blu Label Unlimited Group Ltd.	4,001,013	2,383,483
*	Brait PLC	14,022,515	1,916,055
	Capitec Bank Holdings Ltd.	111,645	29,975,969
	Cashbuild Ltd.	138,478	1,225,696
	Caxton & CTP Publishers & Printers Ltd.	47,312	39,575
	City Lodge Hotels Ltd.	1,661,297	506,518
#	Clicks Group Ltd.	972,762	19,379,938
	Coronation Fund Managers Ltd.	1,444,004	4,534,139
	DataTec Ltd.	3,963,045	18,770,914
#Ω	Dis-Chem Pharmacies Ltd.	2,466,803	5,543,152
	Discovery Ltd.	1,323,431	19,296,586
	DRDGOLD Ltd. (DRD SJ)	1,480,774	4,623,757
	DRDGOLD Ltd. (DRD US), Sponsored ADR	60,337	1,919,923
*	EPE Capital Partners Ltd.	27,949	13,008
	Exxaro Resources Ltd.	1,299,073	14,808,701
	Famous Brands Ltd.	462,837	1,667,548
	FirstRand Ltd.	9,473,227	54,033,917
	Foschini Group Ltd.	2,926,995	15,344,978
#	Gold Fields Ltd. (GFI US), Sponsored ADR	1,912,086	95,833,750
	Grindrod Ltd.	4,643,310	4,941,942
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	11,131,635
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	2,360,836	50,380,240
	Hudaco Industries Ltd.	251,026	3,155,044
	Impala Platinum Holdings Ltd.	2,500,788	46,612,794
#	Investec Ltd.	1,112,953	9,022,750
*	iOCO Ltd.	330,362	91,800
	Italtile Ltd.	1,042,431	649,195
	JSE Ltd.	517,839	4,738,221
*	KAP Ltd.	16,081,858	2,209,412
	Kumba Iron Ore Ltd.	252,974	5,611,592
	Lewis Group Ltd.	997,711	5,927,813
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	8,309,700	$5,723,791
	Merafe Resources Ltd.	7,904,412	555,594
*	Metair Investments Ltd.	1,692,660	486,604
	Momentum Group Ltd.	12,938,196	30,128,533
	Motus Holdings Ltd.	1,550,752	12,167,452
	Mpact Ltd.	1,397,429	1,919,269
	Mr. Price Group Ltd.	1,644,895	18,062,851
	MTN Group Ltd.	6,440,904	71,523,496
*	Nampak Ltd.	2,816	90,632
	Naspers Ltd., Class N	377,500	23,112,530
	Nedbank Group Ltd.	1,649,580	27,013,775
	NEPI Rockcastle NV	1,494,023	13,605,506
	Netcare Ltd.	9,808,852	9,409,869
#	Ninety One Ltd.	1,469,152	5,042,626
	Northam Platinum Holdings Ltd.	1,118,912	26,658,571
#*	Nutun Ltd.	2,943,568	217,989
	Oceana Group Ltd.	662,849	2,214,039
	Old Mutual Ltd. (OMU SJ)	23,213,024	22,278,296
	Omnia Holdings Ltd.	1,429,073	7,458,225
	OUTsurance Group Ltd.	1,940,283	8,563,785
Ω	Pepkor Holdings Ltd.	9,990,205	16,323,739
*	Pick n Pay Stores Ltd.	3,838,496	5,675,941
	PPC Ltd.	9,351,724	3,558,888
	Premier Group Ltd.	9,961	109,374
	PSG Financial Services Ltd.	2,573,723	4,338,916
	Rainbow Chicken	234,589	82,998
	Raubex Group Ltd.	1,734,622	5,563,006
	RCL Foods Ltd.	234,589	141,030
	Reunert Ltd.	1,326,742	5,068,014
	RFG Holdings Ltd.	538,736	859,560
	Sanlam Ltd.	3,040,379	19,046,866
	Santam Ltd.	282,456	7,516,183
#	Sappi Ltd.	4,913,332	5,425,601
*	Sasol Ltd. (SOL SJ)	1,226,575	8,663,644
#*	Sasol Ltd. (SSL US), Sponsored ADR	508,321	3,619,246
	Shoprite Holdings Ltd.	1,309,526	21,605,868
*	Sibanye Stillwater Ltd. (SBSW US), ADR	851,118	14,366,877
*	Sibanye Stillwater Ltd. (SSW SJ)	11,184,838	48,680,965
	Southern Sun Ltd.	1,737,497	1,084,556
*	SPAR Group Ltd.	1,111,225	6,112,551
	Spur Corp. Ltd.	559,689	1,410,510
	Stadio Holdings Ltd.	220,213	166,194
	Standard Bank Group Ltd.	3,058,216	56,203,785
	Sun International Ltd.	1,325,758	3,544,746

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Super Group Ltd.	2,671,663	$2,866,705
	Telkom SA SOC Ltd.	2,692,218	9,797,862
#	Thungela Resources Ltd. (TGA SJ)	728,436	4,468,123
	Tiger Brands Ltd.	745,036	15,489,485
	Truworths International Ltd.	2,405,542	8,928,344
	Tsogo Sun Ltd.	2,962,927	1,460,825
	Valterra Platinum Ltd.	171,760	15,432,314
#	Vodacom Group Ltd.	1,561,780	14,406,423
	We Buy Cars Holdings Ltd.	696,881	1,970,914
	Wilson Bayly Holmes-Ovcon Ltd.	417,572	4,475,825
	Woolworths Holdings Ltd.	3,595,717	12,071,833
	Zeda Ltd.	1,932,689	1,645,598
TOTAL SOUTH AFRICA			1,240,081,203
SOUTH KOREA — (14.2%)
*	3S Korea Co. Ltd.	87,684	88,956
*	ABco Electronics Co. Ltd.	30,323	178,195
*	ABLBio, Inc.	13,797	1,882,706
#	Able C&C Co. Ltd.	14,696	107,962
#*	ABOV Semiconductor Co. Ltd.	33,582	305,038
*	Abpro Bio Co. Ltd.	780,310	102,630
#*	ADTechnology Co. Ltd.	26,899	711,845
#	Advanced Nano Products Co. Ltd.	12,078	575,454
#	Advanced Process Systems Corp.	73,861	1,096,395
#	Aekyung Chemical Co. Ltd.	108,169	698,812
#	Aekyung Industrial Co. Ltd.	55,179	481,401
*	AeroSpace Technology of Korea, Inc.	358,657	151,881
#*	Agabang & Co.	125,984	402,070
#	Ahnlab, Inc.	27,254	1,257,758
*	Air Busan Co. Ltd.	333,385	417,554
	AJ Networks Co. Ltd.	37,041	135,726
#*	Ajin Industrial Co. Ltd.	283,426	682,314
	AK Holdings, Inc.	25,570	137,860
#*	Alteogen, Inc.	53,291	15,239,547
#*	ALUKO Co. Ltd.	401,243	636,959
#*	Amicogen, Inc.	89,576	102,203
*	Aminologics Co. Ltd.	122,330	130,124
#*	Amo Greentech Co. Ltd.	45,108	224,078
	Amorepacific Corp.	54,656	5,260,983
#	Amorepacific Holdings Corp.	115,040	2,286,826
		Shares	Value»
SOUTH KOREA — (Continued)
*	Amotech Co. Ltd.	20,185	$138,780
#*	Anam Electronics Co. Ltd.	169,539	161,986
#*	Ananti, Inc.	386,500	2,249,492
*	Anapass, Inc.	25,811	317,567
	ANIPLUS, Inc.	10,515	21,964
#*	Anterogen Co. Ltd.	20,305	604,074
#*	Apact Co. Ltd.	22,695	135,756
	Aplus Asset Advisor Co. Ltd.	32,075	274,032
*	Aprogen, Inc.	694,573	354,329
*	APS, Inc.	61,766	187,868
	Asia Cement Co. Ltd.	136,795	1,189,109
#	ASIA Holdings Co. Ltd.	6,687	1,340,017
#*	Asia Pacific Satellite, Inc.	20,034	279,890
#	Asia Paper Manufacturing Co. Ltd.	209,894	1,134,315
*	Asiana Airlines, Inc.	65,155	344,748
#*	Atec Co. Ltd.	28,831	201,798
#	Atinum Investment Co. Ltd.	241,130	549,066
#*	ATON, Inc.	45,833	236,584
#	Avaco Co. Ltd.	43,523	460,521
#	Avatec Co. Ltd.	20,074	131,046
	Baiksan Co. Ltd.	100,615	885,903
#	BGF Co. Ltd.	229,686	642,424
#	BGF retail Co. Ltd.	36,519	3,075,461
	BGFecomaterials Co. Ltd.	60,828	178,210
#*	BH Co. Ltd.	203,920	2,579,769
*	BHI Co. Ltd.	83,532	4,128,438
	Binggrae Co. Ltd.	44,671	2,315,323
*	Bio Fund&C Co. Ltd.	6,938	75,842
#	Bio Plus Co. Ltd.	234,288	887,201
#*	Biodyne Co. Ltd.	76,846	731,389
*	Bioneer Corp.	57,061	536,031
#	BioNote, Inc.	71,274	289,205
#*	BioSmart Co. Ltd.	36,164	109,550
#	BIT Computer Co. Ltd.	32,598	114,016
#*	BNC Korea Co. Ltd.	215,346	732,694
	BNK Financial Group, Inc.	981,017	11,304,368
#	Boditech Med, Inc.	83,416	753,262
#*	Bohae Brewery Co. Ltd.	405,514	115,562
#	Bookook Securities Co. Ltd.	9,766	487,298
#	Boryung	194,681	1,248,907
#*	Bosung Power Technology Co. Ltd.	113,423	615,885
*††	Bucket Studio Co. Ltd.	176,492	26,485

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Bukwang Pharmaceutical Co. Ltd.	195,628	$545,385
#*	Bumhan Fuel Cell Co. Ltd.	5,061	109,022
*	BYC Co. Ltd.	7,010	202,844
#	Byucksan Corp.	272,641	319,976
	C&C International Co. Ltd.	2,608	68,702
#	C&G Hi Tech Co. Ltd.	27,537	342,235
#*	Cafe24 Corp.	81,934	2,150,738
*	CammSys Corp.	232,126	89,636
#	Cape Industries Ltd.	123,700	1,017,280
#	Caregen Co. Ltd.	69,610	6,064,324
*	Cellid Co. Ltd.	17,063	36,797
#	Celltrion Pharm, Inc.	37,057	1,873,791
	Celltrion, Inc.	96,287	14,013,220
#*	CG Invites Co. Ltd.	122,602	105,711
#*	Chabiotech Co. Ltd.	20,676	313,578
#*	Changhae Ethanol Co. Ltd.	22,808	153,812
#*	Cheil Electric Co. Ltd.	24,682	174,950
#	Cheil Worldwide, Inc.	400,842	6,104,908
#*	Chemtronics Co. Ltd.	80,307	1,944,177
#*	Chemtros Co. Ltd.	49,361	230,311
#	Cheryong Electric Co. Ltd.	60,381	2,034,634
	Chinyang Holdings Corp.	117,186	239,037
#	Chips&Media, Inc.	41,918	541,070
#*	Choil Aluminum Co. Ltd.	381,846	353,109
#*	Chong Kun Dang Pharmaceutical Corp.	43,999	2,608,287
	Chongkundang Holdings Corp.	17,073	591,731
*	Choong Ang Vaccine Laboratory	20,312	134,682
#*	Chorokbaem Media Co. Ltd.	85,628	276,957
#*	Chunbo Co. Ltd.	14,916	606,427
*	CJ Bioscience, Inc.	9,604	59,319
#*	CJ CGV Co. Ltd.	577,926	2,424,095
	CJ CheilJedang Corp.	49,439	7,311,353
	CJ Corp.	77,620	11,722,876
*	CJ ENM Co. Ltd.	97,637	5,058,131
#	CJ Freshway Corp.	58,587	1,136,940
	CJ Logistics Corp.	58,313	4,195,055
#*	CJ Seafood Corp.	72,243	142,544
#	Classys, Inc.	64,487	3,317,333
#*	CLIO Cosmetics Co. Ltd.	31,118	286,329
*	CMG Pharmaceutical Co. Ltd.	371,544	520,055
#*	CoAsia Corp.	29,968	123,184
#*	Com2uS Holdings Corp.	27,423	429,803
		Shares	Value»
SOUTH KOREA — (Continued)
#	Com2uSCorp	54,181	$1,383,914
*	ContentreeJoongAng Corp.	22,780	112,293
#	Coocon Corp.	16,349	376,494
#*	Coreana Cosmetics Co. Ltd.	51,965	79,173
*	Corentec Co. Ltd.	3,219	14,853
#	Cosmax, Inc.	51,466	7,219,846
#	Cosmecca Korea Co. Ltd.	36,441	2,436,495
#*	CosmoAM&T Co. Ltd.	22,842	803,441
#*	Cosmochemical Co. Ltd.	60,851	697,928
#	Coway Co. Ltd.	86,629	5,012,367
#	Cowintech Co. Ltd.	44,429	572,874
	CR Holdings Co. Ltd.	100,156	328,514
#*	Creative & Innovative System	293,447	2,693,621
#	Creverse, Inc.	31,119	269,889
*	CS Bearing Co. Ltd.	3,879	16,015
#	CS Wind Corp.	106,880	3,012,656
#*	CTC BIO, Inc.	33,326	98,860
#*	Cube Entertainment, Inc.	30,698	280,176
#	Cuckoo Holdings Co. Ltd.	56,781	1,068,946
#	Cuckoo Homesys Co. Ltd.	63,202	1,033,713
#*	Curexo, Inc.	37,298	512,943
*	Cymechs, Inc.	27,709	345,763
#	D.I Corp.	104,038	2,459,432
*††	DA Technology Co. Ltd.	544,765	14,382
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	389,090
*	Dae Hyun Co. Ltd.	41,603	47,857
#	Dae Won Kang Up Co. Ltd.	263,419	763,476
#*	Daea TI Co. Ltd.	167,560	489,726
#	Daebongls Co. Ltd.	34,782	291,489
#*	Daechang Co. Ltd.	277,674	272,618
#	Daechang Forging Co. Ltd.	61,541	285,643
#	Daedong Corp.	138,130	944,879
	Daedong Gear Co. Ltd.	19,565	237,760
#	Daeduck Co. Ltd.	156,659	1,193,782
	Daeduck Electronics Co. Ltd.	177,789	7,725,642
	Daehan Flour Mill Co. Ltd.	6,674	671,497
	Daehan New Pharm Co. Ltd.	27,837	127,383
#	Daehan Steel Co. Ltd.	147,289	1,073,411
*	Daeho AL Co. Ltd.	44,252	42,664
#*	Dae-Il Corp.	175,524	1,360,680

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daejoo Electronic Materials Co. Ltd.	31,703	$1,659,753
*	DaeMyoung Energy Co. Ltd.	5,436	66,329
#	Daesang Corp.	176,173	2,651,891
#	Daesang Holdings Co. Ltd.	126,994	853,028
#*	Daesung Energy Co. Ltd.	48,721	278,563
#*	Daesung Industrial Co. Ltd.	31,289	159,772
*	Daesung Private Equity, Inc.	23,583	27,340
#*	Daewon Cable Co. Ltd.	258,520	665,972
#*	Daewon Media Co. Ltd.	40,281	209,851
#*	Daewon Pharmaceutical Co. Ltd.	99,245	797,693
#	Daewon San Up Co. Ltd.	82,221	740,555
#*	Daewoo Engineering & Construction Co. Ltd.	1,315,612	4,518,533
#	Daewoong Co. Ltd.	127,245	2,114,556
#	Daewoong Pharmaceutical Co. Ltd.	25,475	2,983,323
*	Daeyang Electric Co. Ltd.	2,450	49,688
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	32,816	661,842
	Daishin Securities Co. Ltd.	250,641	5,438,203
#*	Danal Co. Ltd.	328,986	2,084,615
#	Daol Investment & Securities Co. Ltd.	309,984	877,729
#*	Daou Data Corp.	126,156	2,445,876
	Daou Technology, Inc.	226,287	8,327,812
#*	Dasan Networks, Inc.	181,538	453,795
#*	Dawonsys Co. Ltd.	113,719	259,461
#	DB HiTek Co. Ltd.	228,736	16,688,770
	DB Insurance Co. Ltd.	281,818	27,823,736
	DB Securities Co. Ltd.	254,025	2,380,547
#*	DB, Inc.	776,991	987,741
	DCM Corp.	26,523	219,942
#*	DE&T Co. Ltd.	45,778	178,091
#	Dear U Co. Ltd.	22,760	591,453
*	Dentis Co. Ltd.	13,365	37,849
	Dentium Co. Ltd.	43,066	1,436,214
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Deutsch Motors, Inc.	135,672	$414,814
	Device Co. Ltd.	19,205	206,179
*	Devsisters Co. Ltd.	7,752	206,108
#*	Dexter Studios Co. Ltd.	29,773	81,653
#	DI Dong Il Corp.	97,015	1,350,870
#	Digital Daesung Co. Ltd.	112,714	634,072
#*	DIO Corp.	34,202	376,514
#	DIT Corp.	26,494	400,723
#*	DK Tech Co. Ltd.	37,926	260,077
*††	DKME	1,448,610	377,399
	DL E&C Co. Ltd.	211,175	6,483,264
#	DL Holdings Co. Ltd.	80,505	2,307,442
*	DMOA Co. Ltd.	11,612	32,313
††	DMS Co. Ltd.	131,021	216,093
#	DN Automotive Corp.	152,493	2,660,875
#	DNF Co. Ltd.	19,547	263,271
#	Dohwa Engineering Co. Ltd.	80,453	341,452
	Dong-A Hwasung Co. Ltd.	10,278	47,544
#	Dong-A Socio Holdings Co. Ltd.	25,074	1,889,727
#	Dong-A ST Co. Ltd.	23,940	910,105
	Dong-Ah Geological Engineering Co. Ltd.	7,284	88,062
#	Dongbang Transport Logistics Co. Ltd.	355,467	652,496
	Dongil Industries Co. Ltd.	9,770	257,586
#	Dongjin Semichem Co. Ltd.	211,527	8,141,514
*	Dongkoo Bio & Pharma Co. Ltd.	91,286	336,081
#*	DongKook Pharmaceutical Co. Ltd.	154,988	2,015,634
#	Dongkuk CM Co. Ltd.	97,921	358,987
#	Dongkuk Holdings Co. Ltd.	98,652	519,626
	Dongkuk Industries Co. Ltd.	235,708	466,497
#	Dongkuk Steel Mill Co. Ltd.	184,636	1,129,902
#*	Dongkuk Structures & Construction Co. Ltd.	119,809	159,322
#	Dongsuh Cos., Inc.	61,399	1,107,794
	Dongsung Chemical Co. Ltd.	266,780	811,570
	Dongsung Finetec Co. Ltd.	95,213	1,865,078
#*	Dongwha Enterprise Co. Ltd.	63,333	471,591

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwha Pharm Co. Ltd.	134,901	$568,095
#	Dongwon Development Co. Ltd.	271,884	557,784
#	Dongwon Industries Co. Ltd.	49,778	1,433,007
#	Dongwon Metal Co. Ltd.	193,755	212,228
#	Dongwon Systems Corp.	28,178	543,923
#	Dongwoon Anatech Co. Ltd.	93,673	1,957,073
#	Dongyang E&P, Inc.	47,505	1,034,004
#	Doosan Bobcat, Inc.	310,166	12,627,464
#	Doosan Co. Ltd.	7,170	4,202,022
*	Doosan Enerbility Co. Ltd.	147,285	9,194,414
#*	Doosan Fuel Cell Co. Ltd.	84,174	1,972,778
#	Doosan Tesna, Inc.	62,085	2,889,368
#	DoubleUGames Co. Ltd.	98,692	3,661,982
	Douzone Bizon Co. Ltd.	77,556	5,233,079
#*	Dream Security Co. Ltd.	411,708	486,195
#*	Dreamtech Co. Ltd.	211,902	1,160,092
*	DRTECH Corp.	106,990	149,053
#	DS Dansuk Co. Ltd.	31,210	422,543
	DSC Investment, Inc.	55,892	328,603
*	DSK Co. Ltd.	54,490	303,066
*	Duchembio Co. Ltd.	10,489	72,858
#*	Duk San Neolux Co. Ltd.	48,214	1,303,878
#*	Duksan Hi-Metal Co. Ltd.	98,341	605,504
#*	Duksan Techopia Co. Ltd.	14,836	201,594
#	Duksung Co. Ltd.	22,902	75,946
	DY Corp.	64,774	229,557
	DY Deokyang Co. Ltd.	59,341	89,700
	DY POWER Corp.	54,906	499,537
*	DYPNF Co. Ltd.	1,282	12,902
	E1 Corp.	7,844	483,455
#	Easy Bio, Inc.	77,288	377,370
#	Easy Holdings Co. Ltd.	242,835	878,356
#*	Eco&Dream Co. Ltd.	13,603	215,058
#	Ecoplastic Corp.	196,139	434,291
#*	Ecopro BM Co. Ltd.	40,953	6,560,060
#	Ecopro Co. Ltd.	76,313	8,561,049
#	Ecopro HN Co. Ltd.	12,299	352,603
#*	e-Credible Co. Ltd.	16,746	182,658
#*	Elentec Co. Ltd.	104,600	755,520
#	E-MART, Inc.	86,196	5,440,604
#*	EMKOREA Co. Ltd.	119,505	203,861
		Shares	Value»
SOUTH KOREA — (Continued)
#*	EMRO, Inc.	21,330	$621,765
#*	EM-Tech Co. Ltd.	63,772	361,676
#*	Enchem Co. Ltd.	8,658	576,262
#	ENF Technology Co. Ltd.	86,961	3,523,080
*	Envioneer Co. Ltd.	3,584	25,281
#*	Enzychem Lifesciences Corp.	439,461	388,217
	Eo Technics Co. Ltd.	12,201	3,147,509
*	Eubiologics Co. Ltd.	135,663	1,175,506
#	Eugene Corp.	323,955	898,046
	Eugene Investment & Securities Co. Ltd.	501,163	1,485,144
#	Eugene Technology Co. Ltd.	39,552	3,007,849
	Eusu Holdings Co. Ltd.	87,518	357,811
#*	EV Advanced Material Co. Ltd.	260,052	359,123
#*	Everybot, Inc.	8,856	162,107
#*	E-World	218,765	242,103
#*	Exem Co. Ltd.	170,702	265,464
#	Exicon Co. Ltd.	33,489	565,918
#	F&F Co. Ltd.	88,232	4,459,909
#	F&F Holdings Co. Ltd.	18,853	272,068
#	FarmStory Co. Ltd.	416,589	326,758
#*	Fine M-Tec Co. Ltd.	84,695	556,546
*	Fine Semitech Corp.	42,163	1,360,793
#*	Firstec Co. Ltd.	71,326	219,721
*††	Flask Co. Ltd.	36,325	11,205
*	FLITTO, Inc.	23,661	266,204
#*	Foosung Co. Ltd.	190,432	1,113,707
	Fursys, Inc.	13,316	390,917
#*	G2Power Co. Ltd.	21,606	131,327
*	Gabia, Inc.	59,622	1,381,372
#*	GAEASOFT	81,836	446,189
#	Galaxia Moneytree Co. Ltd.	55,411	424,521
#*	GAMSUNG Corp. Co. Ltd.	373,630	1,790,107
#*	Gaon Cable Co. Ltd.	24,046	1,456,594
#*	GC Cell Corp.	48,570	904,293
#*	GeneOne Life Science, Inc.	251,123	333,536
*	Genexine, Inc.	172,427	602,484
*	Genic Co. Ltd.	3,724	42,259
#*	Genohco, Inc.	6,154	112,974
#	Geumhwa PSC Co. Ltd.	18,966	436,249
#	Global Standard Technology Co. Ltd.	137,330	2,752,321
#*	Global Tax Free Co. Ltd.	179,595	581,912
	GnBS eco Co. Ltd.	17,410	39,744
#	GnCenergy Co. Ltd.	42,135	1,061,582
#	GOLFZON Co. Ltd.	36,421	1,533,439

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Golfzon Holdings Co. Ltd.	131,602	$429,662
#	Gradiant Corp.	60,419	482,508
#	Grand Korea Leisure Co. Ltd.	164,912	1,470,696
#	Green Cross Corp.	30,000	3,426,408
#	Green Cross Holdings Corp.	139,756	1,513,152
#	GS Engineering & Construction Corp.	425,191	5,519,823
#	GS Global Corp.	330,057	531,521
	GS Holdings Corp. (078930 KS)	266,499	12,693,562
#*	GS P&L Co. Ltd.	48,714	1,733,332
#	GS Retail Co. Ltd.	240,846	3,701,410
#	Gwangju Shinsegae Co. Ltd.	14,104	307,656
	H&S Hightech Corp.	3,455	41,213
#	HAESUNG DS Co. Ltd.	80,140	3,555,764
	Haesung Industrial Co. Ltd.	88,387	509,422
#	Haitai Confectionery & Foods Co. Ltd.	17,577	83,882
#	Han Kuk Carbon Co. Ltd.	166,710	3,902,199
	Hana Financial Group, Inc.	1,067,174	74,149,446
*	Hana Materials, Inc.	35,863	1,647,044
#*	Hana Micron, Inc.	305,097	7,897,829
*	Hana Pharm Co. Ltd.	37,375	267,494
#*	Hana Technology Co. Ltd.	7,500	165,433
#	Hana Tour Service, Inc.	64,500	2,069,285
#*	Hanall Biopharma Co. Ltd.	11,545	412,057
#*	Hancom WITH, Inc.	43,452	180,887
#*	Hancom, Inc.	96,877	1,728,549
	Handok, Inc.	7,766	61,189
#	Handsome Co. Ltd.	66,938	862,191
#	Hanil Cement Co. Ltd.	180,212	2,137,642
#	Hanil Feed Co. Ltd.	144,738	303,616
#	Hanil Holdings Co. Ltd.	90,780	984,305
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	8,259	28,133
#	Hanjin Kal Corp.	16,168	1,262,467
#	Hanjin Logistics Corp.	56,862	783,361
*	HanJung Natural Connectivity System Co. Ltd.	1,104	39,051
#*	Hankook Cosmetics Co. Ltd.	16,871	123,593
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,785	$164,947
	Hankook Shell Oil Co. Ltd.	3,654	1,104,667
	Hankook Tire & Technology Co. Ltd.	400,532	17,715,046
*	Hanla IMS Co. Ltd.	5,663	62,632
#	Hanmi Pharm Co. Ltd.	21,759	7,325,921
	Hanmi Science Co. Ltd.	35,933	1,059,355
#	Hanmi Semiconductor Co. Ltd.	118,990	17,212,732
#	HanmiGlobal Co. Ltd.	57,057	741,312
#	Hannong Chemicals, Inc.	41,111	736,976
#*	Hanon Systems	1,180,022	2,681,966
*	Hans Biomed Corp.	3,281	89,211
#	Hansae Co. Ltd.	92,450	896,731
#	Hansae Yes24 Holdings Co. Ltd.	38,483	109,919
	Hanshin Construction Co. Ltd.	2,867	19,852
#	Hanshin Machinery Co.	90,110	254,674
#	Hansol Chemical Co. Ltd.	41,778	8,134,295
#	Hansol Holdings Co. Ltd.	200,946	445,167
#*	Hansol IONES Co. Ltd.	63,983	622,972
#	Hansol Paper Co. Ltd.	113,526	662,698
	Hansol Technics Co. Ltd.	207,162	857,888
#*	Hanssem Co. Ltd.	24,842	802,197
	Hanwha Aerospace Co. Ltd.	62,030	55,838,222
	Hanwha Corp.	33,459	2,656,475
*	Hanwha Engine	156,664	5,892,806
*	Hanwha Galleria Corp.	51,843	65,712
*	Hanwha General Insurance Co. Ltd.	248,988	1,046,947
#*	Hanwha Investment & Securities Co. Ltd.	643,006	2,847,939
#*	Hanwha Life Insurance Co. Ltd.	1,480,339	3,579,094
*	Hanwha Ocean Co. Ltd.	25,063	2,406,837
#	Hanwha Solutions Corp.	368,883	7,042,957
#	Hanwha Systems Co. Ltd.	125,260	8,192,269

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Vision Co. Ltd.	103,125	$4,396,531
#*	Hanyang Digitech Co. Ltd.	30,343	561,337
#	Hanyang Eng Co. Ltd.	91,976	1,996,552
	Hanyang Securities Co. Ltd.	53,559	758,142
*	Harim Co. Ltd.	531,512	1,125,991
#	Harim Holdings Co. Ltd.	377,598	3,760,471
#	HB SOLUTION Co. Ltd.	247,754	392,259
#	HB Technology Co. Ltd.	466,760	679,827
*	HC BoKwang Industry Co. Ltd.	16,312	31,705
*	HC HomeCenter Co. Ltd.	524,309	253,792
	HD Construction Equipment Co. Ltd.	253,303	19,068,278
	HD Hyundai Co. Ltd.	216,137	35,076,397
#	HD Hyundai Electric Co. Ltd.	58,843	36,049,856
*	HD Hyundai Energy Solutions Co. Ltd.	22,338	823,274
	HD Hyundai Heavy Industries Co. Ltd.	18,763	7,468,239
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,925	22,033,908
#	HDC Holdings Co. Ltd.	176,861	2,326,738
	HDC Hyundai Development Co-Engineering & Construction	251,784	3,592,655
#	HDC Hyundai Engineering Plastics Co. Ltd.	37,500	119,523
	HDCLabs Co. Ltd.	5,691	32,344
*	HD-Hyundai Marine Engine	58,425	3,578,639
#*	Hecto Financial Co. Ltd.	24,589	411,212
*	Hecto Innovation Co. Ltd.	52,220	701,366
#*	Helixmith Co. Ltd.	133,968	612,548
#*	Heung-A Shipping Co. Ltd.	369,473	445,708
*	Heungkuk Fire & Marine Insurance Co. Ltd.	12,541	31,534
#*	HFR, Inc.	31,224	298,026
		Shares	Value»
SOUTH KOREA — (Continued)
*	High Tech Pharm Co. Ltd.	6,662	$54,511
*††	Hironic Co. Ltd.	11,686	41,324
#	Hite Jinro Co. Ltd.	232,918	2,842,662
	Hitejinro Holdings Co. Ltd.	51,470	338,122
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	1,319,094
	HK inno N Corp.	92,585	3,609,875
*	HL D&I Halla Corp.	25,680	50,587
	HL Holdings Corp.	35,961	1,138,911
#	HL Mando Co. Ltd.	295,489	13,092,795
#*	HLB Biostep Co. Ltd.	159,402	159,362
*	HLB Global Co. Ltd.	38,415	59,316
*	Hlb Pharma Ceutical Co. Ltd.	11,350	130,485
#*	HLB, Inc.	56,968	2,184,968
#	HMM Co. Ltd.	757,193	10,495,198
*	Homecast Co. Ltd.	45,766	59,434
*	Hotel Shilla Co. Ltd.	126,642	4,055,601
#*	HPSP Co. Ltd.	108,693	3,484,293
	HS Hwasung Co. Ltd.	30,252	253,034
#	HS Hyosung Advanced Materials Corp.	18,206	2,980,045
#*	HS Hyosung Corp.	10,701	460,022
#	HS Industries Co. Ltd.	275,545	636,462
#*	Hugel, Inc.	18,915	3,614,570
#*	Humasis Co. Ltd.	359,654	248,658
	Humedix Co. Ltd.	34,240	1,040,731
#	Huons Co. Ltd.	49,209	938,770
#	Huons Global Co. Ltd.	52,312	1,842,598
#	Husteel Co. Ltd.	236,855	680,958
#*	Huvis Corp.	129,579	226,467
#	Huvitz Co. Ltd.	53,082	326,269
#	Hwa Shin Co. Ltd.	177,546	1,147,288
#*	Hwail Pharm Co. Ltd.	211,966	158,536
	Hwangkum Steel & Technology Co. Ltd.	59,983	249,413
#	Hwaseung Enterprise Co. Ltd.	75,457	263,983
#	HYBE Co. Ltd.	22,088	5,708,690
#	Hy-Lok Corp.	63,254	1,475,101
	Hyosung Corp.	44,956	4,746,630
	Hyosung Heavy Industries Corp.	20,102	36,054,142
#	Hyosung TNC Corp.	22,897	5,967,153
	HyosungITX Co. Ltd.	718	6,263
#	Hyundai Autoever Corp.	22,666	7,266,432
#	Hyundai Bioland Co. Ltd.	117,240	352,636
#	Hyundai BNG Steel Co. Ltd.	65,456	610,768

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	HYUNDAI Corp.	57,954	$909,433
#	Hyundai Corp. Holdings, Inc.	28,838	245,125
#	Hyundai Department Store Co. Ltd.	101,324	6,584,676
	Hyundai Elevator Co. Ltd.	91,697	5,992,182
#	Hyundai Engineering & Construction Co. Ltd.	269,019	19,095,651
#	HYUNDAI EVERDIGM Corp.	28,489	162,046
#	Hyundai Ezwel Co. Ltd.	36,568	131,919
	Hyundai Futurenet Co. Ltd.	184,793	413,931
#	Hyundai GF Holdings	338,856	2,177,313
#	Hyundai Glovis Co. Ltd.	193,833	32,680,092
#	Hyundai Green Food	85,450	906,063
	Hyundai Home Shopping Network Corp.	19,864	798,616
	Hyundai Hyms Co. Ltd.	3,964	49,101
#	Hyundai Livart Furniture Co. Ltd.	84,942	388,126
*	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	7,717,470
	Hyundai Mobis Co. Ltd.	103,028	32,191,790
#	Hyundai Motor Co.	509,049	177,202,737
#	Hyundai Motor Securities Co. Ltd.	229,036	1,510,366
#	Hyundai Movex Co. Ltd.	67,760	1,481,807
#	Hyundai Pharmaceutical Co. Ltd.	45,478	379,270
#	Hyundai Rotem Co. Ltd.	236,944	37,886,237
#	Hyundai Steel Co.	291,064	6,317,032
#	HyVision System, Inc.	85,016	1,030,177
#*	i3system, Inc.	23,713	2,139,664
#*††	Icure Pharm, Inc.	78,236	88,487
#	iFamilySC Co. Ltd.	55,151	576,035
#*	Il Dong Pharmaceutical Co. Ltd.	36,374	956,603
#*	Iljin Diamond Co. Ltd.	23,010	212,037
#*	Iljin Electric Co. Ltd.	89,685	4,137,822
#*	Iljin Holdings Co. Ltd.	107,525	581,722
#*	Iljin Hysolus Co. Ltd.	15,390	151,325
#	Iljin Power Co. Ltd.	38,831	414,599
	Ilshin Spinning Co. Ltd.	97,180	887,468
#*	Ilshin Stone Co. Ltd.	114,355	125,003
		Shares	Value»
SOUTH KOREA — (Continued)
#††	Ilyang Pharmaceutical Co. Ltd.	68,616	$466,593
	iM Financial Group Co. Ltd.	1,038,179	11,163,124
	iMarketKorea, Inc.	130,100	704,345
#	InBody Co. Ltd.	69,008	1,563,369
#	Incar Financial Service Co. Ltd.	28,433	312,438
	Incross Co. Ltd.	7,621	36,882
	Industrial Bank of Korea	1,126,072	17,300,862
#	Infinitt Healthcare Co. Ltd.	35,454	172,889
	Inhwa Precision Co. Ltd.	2,112	62,855
#	Innocean Worldwide, Inc.	167,936	2,214,863
#*	InnoWireless Co. Ltd.	24,004	492,891
#	Innox Advanced Materials Co. Ltd.	112,236	2,530,703
#*	Insun ENT Co. Ltd.	133,372	404,643
*	Insung Information Co. Ltd.	31,708	37,825
#	Intellian Technologies, Inc.	17,587	1,277,449
#	Intelligent Digital Integrated Security Co. Ltd.	33,137	410,620
#*	Interflex Co. Ltd.	101,156	869,965
#	Interojo Co. Ltd.	26,919	327,886
#	INTOPS Co. Ltd.	96,905	1,486,379
#	iNtRON Biotechnology, Inc.	77,294	211,889
	INVENI Co. Ltd.	8,498	461,038
#*	Inzi Controls Co. Ltd.	28,967	143,341
	IS Dongseo Co. Ltd.	88,000	1,436,664
	ISC Co. Ltd.	30,490	3,155,113
#	i-SENS, Inc.	78,823	896,740
#*	ISU Abxis Co. Ltd.	37,587	153,740
#*	ISU Chemical Co. Ltd.	53,611	338,645
#*	ISU Specialty Chemical	64,675	4,749,671
#	IsuPetasys Co. Ltd.	256,587	20,723,408
*	Itcencts Co. Ltd.	211,665	89,194
#*	Itcenglobal Co. Ltd.	61,687	2,286,765
#*	ITEK, Inc.	97,485	567,331
#*	ITM Semiconductor Co. Ltd.	17,741	136,924
#*	Jahwa Electronics Co. Ltd.	118,527	2,461,723
	JASTECH Ltd.	33,641	118,347
	JB Financial Group Co. Ltd.	878,584	15,329,320
*	Jeil Pharmaceutical Co. Ltd.	19,578	197,542
*	Jeju Air Co. Ltd.	192,256	721,940

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Jeju Semiconductor Corp.	117,168	$3,460,532
*	JETEMA Co. Ltd.	6,918	51,250
*	Jin Air Co. Ltd.	62,705	294,886
#	Jinsung T.E.C.	85,358	847,066
#	JLS Co. Ltd.	51,894	209,492
	JNK Global Co. Ltd.	68,561	182,966
#*	JNTC Co. Ltd.	94,753	1,591,871
#*	JoyCity Corp.	98,246	202,607
#	Jungdawn Co. Ltd.	49,724	88,390
#	Jusung Engineering Co. Ltd.	145,037	4,124,840
	JVM Co. Ltd.	33,800	594,071
	JW Holdings Corp.	210,238	580,229
	JW Life Science Corp.	59,311	531,242
	JW Pharmaceutical Corp.	82,932	1,787,088
*	JW Shinyak Corp.	30,505	42,494
#	JYP Entertainment Corp.	118,919	6,051,929
	K Car Co. Ltd.	29,787	318,498
#	K Ensol Co. Ltd.	41,610	363,297
	Kakao Corp.	132,077	5,613,839
#*	Kakao Games Corp.	177,736	2,185,691
#	KakaoBank Corp.	275,882	4,376,167
#*	Kakaopay Corp.	15,900	694,678
#	Kangnam Jevisco Co. Ltd.	40,121	473,683
#*	Kangstem Biotech Co. Ltd.	74,452	113,187
#*	Kangwon Energy Co. Ltd.	41,085	491,891
#	Kangwon Land, Inc.	269,881	3,264,078
*	KAON Group Co. Ltd.	23,973	107,748
	KB Financial Group, Inc. (105560 KS)	1,155,887	108,190,052
	KB Financial Group, Inc. (KB US), ADR	354,799	33,340,462
#*	KBI Dongyang Steel Pipe Co. Ltd.	282,181	360,571
#	KC Co. Ltd.	56,156	1,300,309
#	KC Tech Co. Ltd.	61,782	2,001,865
	KCC Corp.	21,338	7,216,138
#	KCC Glass Corp.	59,189	1,104,904
#	KCTC	188,573	882,265
#*	KEC Corp.	1,029,607	569,656
#*	Keeps Biopharma, Inc.	21,250	135,635
#*	Kencoa Aerospace Co.	28,207	582,514
#	KEPCO Engineering & Construction Co., Inc.	15,535	1,410,541
#	KEPCO Plant Service & Engineering Co. Ltd.	157,136	6,091,341
#*	KEYEAST Co. Ltd.	39,205	78,864
		Shares	Value»
SOUTH KOREA — (Continued)
#	KG Chemical Corp.	284,558	$1,167,924
#	KG Dongbusteel	261,336	1,018,914
#	KG Eco Solution Co. Ltd.	133,031	608,565
#*	KG Mobility Co.	349,533	941,547
#	Kginicis Co. Ltd.	114,937	919,594
#	KGMobilians Co. Ltd.	95,215	355,772
#*	KH Vatec Co. Ltd.	136,004	1,803,469
	Kia Corp.	1,141,175	121,424,607
#*	KidariStudio, Inc.	55,492	122,438
#	KINX, Inc.	15,242	1,403,961
#	KISCO Corp.	102,472	666,386
#	KISCO Holdings Co. Ltd.	49,059	819,245
#	KISWIRE Ltd.	70,424	1,057,468
#	KIWOOM Securities Co. Ltd.	85,133	26,168,125
#*	KL-Net Corp.	101,819	195,377
#*	KMW Co. Ltd.	45,897	600,508
#*	KNJ Co. Ltd.	28,421	549,668
*	KoBioLabs, Inc.	7,867	33,920
#	Koh Young Technology, Inc.	168,805	3,922,824
#	Kolmar BNH Co. Ltd.	39,068	403,636
#	Kolmar Holdings Co. Ltd.	100,765	703,361
#	Kolmar Korea Co. Ltd.	100,226	4,853,026
#	Kolon Corp.	44,406	1,853,156
*	Kolon Enp, Inc.	90,769	634,549
	Kolon Global Corp.	5,283	33,165
#	Kolon Industries, Inc.	130,465	4,957,144
#*	Kolon Life Science, Inc.	11,337	509,463
	Komelon Corp.	7,669	79,140
#	KoMiCo Ltd.	10,969	954,281
*	Komipharm International Co. Ltd.	41,635	205,697
#	KONA I Co. Ltd.	37,585	1,601,497
#	Korea Aerospace Industries Ltd.	181,140	21,111,724
	Korea Airport Service Co. Ltd.	486	23,161
	Korea Alcohol Industrial Co. Ltd.	94,422	738,185
#	Korea Asset In Trust Co. Ltd.	403,842	730,265
#	Korea Cast Iron Pipe Industries Co. Ltd.	66,819	310,036
#*	Korea Circuit Co. Ltd.	77,047	3,730,511
#	Korea District Heating Corp.	10,906	754,112
	Korea Electric Power Corp. (015760 KS)	240,707	9,708,454
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	6,593,795

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Electric Terminal Co. Ltd.	49,887	$2,587,206
#	Korea Electronic Certification Authority, Inc.	42,687	117,433
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	703,184
#	Korea Export Packaging Industrial Co. Ltd.	92,420	206,274
#*	Korea Fuel-Tech Corp.	173,033	940,607
	Korea Gas Corp.	89,854	2,496,464
#*	Korea Information & Communications Co. Ltd.	90,907	510,348
	Korea Information Certificate Authority, Inc.	101,083	468,269
	Korea Investment Holdings Co. Ltd.	184,512	27,602,006
#*	Korea Line Corp.	1,210,170	1,637,702
#	Korea Movenex Co. Ltd.	120,776	486,458
	Korea Petrochemical Ind Co. Ltd.	24,973	2,709,360
#	Korea Petroleum Industries Co.	48,470	536,820
	Korea Ratings Corp.	5,809	390,783
#*	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	1,033,809
	Korea United Pharm, Inc.	68,387	904,292
	Korean Air Lines Co. Ltd.	948,189	15,287,778
	Korean Reinsurance Co.	1,176,327	9,610,133
#	Kortek Corp.	46,854	312,888
	Koryo Credit Information Co. Ltd.	9,684	67,192
#*	KOSES Co. Ltd.	20,024	372,537
	KPX Chemical Co. Ltd.	11,443	382,690
*	KPX Electrochem Co. Ltd.	12,715	78,424
*	Krafton, Inc.	72,256	12,684,969
#	KSS LINE Ltd.	161,460	1,086,701
*	Kt alpha Co. Ltd.	54,630	181,282
	KT Corp. (030200 KS)	35,348	1,398,494
	KT Corp. (KT US), Sponsored ADR	199,398	4,171,406
		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Genie Music Corp.	29,512	$39,375
	KT Nasmedia Co. Ltd.	9,617	83,946
	KT Skylife Co. Ltd.	184,162	623,794
	KT&G Corp.	223,569	23,910,279
#	KTCS Corp.	236,202	448,191
#	Kukbo Design Co. Ltd.	14,650	219,665
#	Kukdong Oil & Chemicals Co. Ltd.	83,126	198,708
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	57,880
#	Kukje Pharma Co. Ltd.	30,773	96,396
#*	Kukjeon Pharmaceutical Co. Ltd.	37,315	82,297
#*††	Kum Yang Co. Ltd.	18,916	48,795
#*	Kumho HT, Inc.	749,542	269,413
#	Kumho Petrochemical Co. Ltd.	86,975	8,687,098
#*	Kumho Tire Co., Inc.	786,285	3,282,539
#*	KUMHOE&C Co. Ltd.	140,791	405,338
#	Kumkang Kind Co. Ltd.	102,751	439,665
#	Kwang Dong Pharmaceutical Co. Ltd.	224,136	938,926
#*	Kwangmu Co. Ltd.	125,086	198,897
	KX Innovation Co. Ltd.	119,777	287,326
#	Kyeryong Construction Industrial Co. Ltd.	54,145	809,728
#	Kyobo Securities Co. Ltd.	123,871	1,022,253
#	Kyochon F&B Co. Ltd.	83,242	248,425
*	Kyongbo Pharmaceutical Co. Ltd.	14,258	57,756
#*	Kyung Dong Navien Co. Ltd.	53,051	2,119,401
#	Kyungbang Co. Ltd.	55,402	359,897
	KyungDong City Gas Co. Ltd.	16,222	242,628
#*	KyungDong Invest Co. Ltd.	3,317	144,664
#	Kyungdong Pharm Co. Ltd.	106,987	423,213
#	Kyung-In Synthetic Corp.	230,094	785,548
#	KZ Precision Corp.	63,997	622,642
#	L&C Bio Co. Ltd.	33,179	2,112,758
#*	L&F Co. Ltd.	4,524	394,077
*	L&K Biomed Co. Ltd.	34,222	376,686

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LabGenomics Co. Ltd.	346,208	$421,040
#*	Lake Materials Co. Ltd.	179,474	3,309,016
#*	LB Semicon, Inc.	87,910	285,241
	LEADCORP, Inc.	107,465	271,668
#	Lee Ku Industrial Co. Ltd.	161,966	666,094
#	LEENO Industrial, Inc.	194,895	14,189,854
	LF Corp.	108,665	1,449,041
	LG Chem Ltd.	143,693	30,853,946
	LG Corp.	190,776	12,110,141
#*	LG Display Co. Ltd. (034220 KS)	1,542,091	12,434,070
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,371,206
#	LG Electronics, Inc.	564,673	38,716,081
#*	LG Energy Solution Ltd.	26,106	7,176,181
#	LG H&H Co. Ltd.	30,086	5,466,950
*	LG HelloVision Co. Ltd.	436,983	702,606
#	LG Innotek Co. Ltd.	82,150	13,949,191
	LG Uplus Corp.	1,340,553	14,893,076
#	LIG Nex1 Co. Ltd.	54,930	18,321,955
*	LigaChem Biosciences, Inc.	11,749	1,646,223
#*	LOT Vacuum Co. Ltd.	70,046	668,185
#	Lotte Chemical Corp.	58,104	3,353,288
#	Lotte Chilsung Beverage Co. Ltd.	37,116	3,435,044
#	Lotte Corp.	96,966	2,106,998
#*	Lotte Data Communication Co.	42,531	626,490
#*	Lotte Energy Materials Corp.	110,695	2,969,834
	LOTTE Fine Chemical Co. Ltd.	113,201	3,719,770
#	LOTTE Himart Co. Ltd.	64,713	325,875
#*	Lotte Non-Life Insurance Co. Ltd.	339,000	390,802
#	Lotte Rental Co. Ltd.	92,093	1,970,220
#	Lotte Shopping Co. Ltd.	42,043	2,453,362
*	Lotte Tour Development Co. Ltd.	45,944	799,673
#	Lotte Wellfood Co. Ltd.	17,628	1,420,564
#	LS Corp.	90,462	14,265,376
#	LS Eco Energy Ltd.	52,587	1,493,520
#	LS Electric Co. Ltd.	65,365	25,472,695
*	LS Marine Solution Co. Ltd.	8,960	199,915
*	LS Materials Ltd.	6,649	79,793
		Shares	Value»
SOUTH KOREA — (Continued)
#	LS SECURITIES Co. Ltd.	47,004	$185,981
#	LTC Co. Ltd.	29,411	560,928
#*	LVMC Holdings	659,018	678,853
	LX Hausys Ltd.	54,494	1,095,116
#	LX Holdings Corp.	307,043	1,854,181
#	LX International Corp.	280,471	7,444,963
#	LX Semicon Co. Ltd.	86,327	3,274,144
#	M.I.Tech Co. Ltd.	63,758	331,395
*	M2N Co. Ltd.	67,879	96,989
#	Macquarie Korea Infrastructure Fund	1,173,738	9,122,398
#	Macrogen, Inc.	35,274	478,385
#	Maeil Dairies Co. Ltd.	29,136	713,458
#*	Manyo Co. Ltd.	16,190	161,786
#	Mcnex Co. Ltd.	108,576	2,290,676
#*	MDS Tech, Inc.	241,566	245,396
#*	ME2ON Co. Ltd.	90,816	284,071
	Mecaro Co. Ltd.	2,479	43,670
#*	Mediana Co. Ltd.	55,923	766,395
#*	Medipost Co. Ltd.	53,050	881,143
*	MedPacto, Inc.	5,544	27,623
#	Medytox, Inc.	17,601	1,637,544
#*	Meerecompany, Inc.	17,727	221,820
	MegaStudy Co. Ltd.	52,410	403,930
#	MegaStudyEdu Co. Ltd.	64,720	2,090,580
	Meritz Financial Group, Inc.	495,048	40,027,194
#	META BIOMED Co. Ltd.	84,378	285,319
*	Mezzion Pharma Co. Ltd.	8,143	973,169
#	Mgame Corp.	157,466	627,404
	Mi Chang Oil Industrial Co. Ltd.	3,413	288,863
#*	MiCo Ltd.	171,010	2,083,322
	Micro Contact Solution Co. Ltd.	5,192	73,467
#*	Micro Digital Co. Ltd.	26,352	176,859
#*	Mirae Asset Life Insurance Co. Ltd.	422,652	2,757,277
#	Mirae Asset Securities Co. Ltd.	1,114,579	33,042,279
#	Mirae Asset Venture Investment Co. Ltd.	108,182	1,325,157
#	Misto Holdings Corp.	192,513	6,268,850
	Miwon Chemicals Co. Ltd.	1,485	99,047
#	Miwon Commercial Co. Ltd.	7,025	677,558
*	Miwon Holdings Co. Ltd.	1,831	88,211
	Miwon Specialty Chemical Co. Ltd.	9,336	874,909
#*	MK Electron Co. Ltd.	123,560	858,232
#	MNTech Co. Ltd.	67,349	553,510

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Mobase Electronics Co. Ltd.	212,664	$637,763
	Modetour Network, Inc.	32,742	256,331
#*	MONAYONGPYONG	182,248	399,804
#	Moorim P&P Co. Ltd.	165,964	275,041
#*	Motrex Co. Ltd.	98,060	658,004
#	mPlus Corp.	28,776	249,414
#*	MS Autotech Co. Ltd.	75,664	118,019
	Muhak Co. Ltd.	25,628	157,874
#	Multicampus Co. Ltd.	14,870	309,767
#	Myoung Shin Industrial Co. Ltd.	242,532	1,544,217
*	Naintech Co. Ltd.	41,998	99,339
#	Namhae Chemical Corp.	129,834	617,473
#*	Namsun Aluminum Co. Ltd.	575,975	496,550
#	Namuga Co. Ltd.	61,293	1,063,029
	Namyang Dairy Products Co. Ltd.	14,366	477,190
*	NanoenTek, Inc.	12,813	45,392
#*	Nature & Environment Co. Ltd.	238,696	98,650
	Nature Holdings Co. Ltd.	71,082	395,887
	NAVER Corp.	58,567	11,132,513
	NCSoft Corp.	24,372	3,963,388
#	NeoPharm Co. Ltd.	55,392	719,398
#	Neosem, Inc.	31,653	339,961
*	Neowiz	91,417	1,932,367
	Neowiz Holdings Corp.	24,725	504,418
#*	Nepes Ark Corp.	44,403	568,130
#*	NEPES Corp.	74,821	986,825
*	Neptune Co.	94,743	353,569
Ω	Netmarble Corp.	68,444	2,503,702
#	New Power Plasma Co. Ltd.	167,306	710,742
#	Newflex Technology Co. Ltd.	22,745	105,418
	Nexen Corp.	181,887	755,130
#	Nexen Tire Corp.	204,051	1,139,460
#*	Nexon Games Co. Ltd.	67,147	617,279
#	Nexteel Co. Ltd.	14,275	111,118
#	NEXTIN, Inc.	39,361	2,679,776
	NH Investment & Securities Co. Ltd.	638,162	11,964,494
#	NH NongWooBio Co. Ltd.	19,155	109,539
#	NHN Corp.	95,578	2,138,125
#	NHN KCP Corp.	141,074	2,213,454
	NI Steel Co. Ltd.	31,574	75,709
	NICE Holdings Co. Ltd.	177,420	1,716,010
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nice Information & Telecommunication, Inc.	45,256	$763,902
#	NICE Information Service Co. Ltd.	239,522	2,879,987
	NICE Infra Co. Ltd.	40,186	117,168
	NK Co. Ltd.	37,854	30,845
	Nong Shim Holdings Co. Ltd.	15,048	921,989
#	NongShim Co. Ltd.	19,651	5,539,278
	Noroo Holdings Co. Ltd.	17,027	250,596
#	NOROO Paint & Coatings Co. Ltd.	74,526	428,641
#	NOVAREX Co. Ltd.	79,184	770,279
#*	Novatech Co. Ltd.	12,965	270,165
	NPC	89,558	236,367
*	NUVOTEC Co. Ltd.	15,390	11,509
#*	OCI Co. Ltd.	31,494	1,537,650
#*	OCI Holdings Co. Ltd.	90,451	7,214,659
#*	Okins Electronics Co. Ltd.	46,357	412,429
*	OliX Pharmaceuticals, Inc.	6,137	586,188
#	ONEJOON Co. Ltd.	22,126	156,464
#*	OptoElectronics Solutions Co. Ltd.	34,817	402,549
*	Orbitech Co. Ltd.	11,062	34,137
#	Oriental Precision & Engineering Co. Ltd.	97,618	564,630
#	Orion Corp.	125,629	10,226,279
#	Orion Holdings Corp.	208,397	3,017,089
	Osang Healthcare Co. Ltd.	8,301	65,285
#*	OSTEONIC Co. Ltd.	53,625	231,833
*	Osung Advanced Materials Co. Ltd.	444,369	469,656
#	Otoki Corp.	12,020	3,216,005
	Pan Ocean Co. Ltd.	1,602,392	5,220,029
#	Pang Rim Co. Ltd.	39,590	148,706
	Paradise Co. Ltd.	320,064	3,931,885
#	Park Systems Corp.	25,044	5,260,864
#*	Partron Co. Ltd.	288,291	1,435,574
#*	Pearl Abyss Corp.	30,158	1,195,311
#	People & Technology, Inc.	110,651	4,048,486
#*	Peptron, Inc.	9,976	2,113,444
	PHA Co. Ltd.	58,521	479,053
*	PharmaResearch Co. Ltd.	28,863	9,471,410
#*	PharmGen Science, Inc.	113,607	331,895
*	Pharmicell Co. Ltd.	201,421	1,954,162
	Philenergy Co. Ltd.	5,400	63,577
#*	Philoptics Co. Ltd.	38,258	1,455,120
#	PI Advanced Materials Co. Ltd.	70,350	790,989

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PKC Co. Ltd.	173,863	$733,161
#*	Polaris AI Corp.	80,192	101,289
*	Polaris Office Corp.	2,267	7,475
#	Pond Group Co. Ltd.	17,619	70,848
#*	PonyLink Co. Ltd.	290,249	161,854
	Poongsan Corp.	127,154	11,594,016
#	Poongsan Holdings Corp.	47,395	1,364,480
#	Posco DX Co. Ltd.	157,973	4,234,456
#*	POSCO Future M Co. Ltd.	10,779	1,667,772
	POSCO Holdings, Inc. (005490 KS)	72,008	17,279,295
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	217,227	12,885,906
#	Posco International Corp.	233,812	10,096,029
#	Posco M-Tech Co. Ltd.	36,109	494,952
#	POSCO Steeleon Co. Ltd.	19,137	540,640
#*	Power Logics Co. Ltd.	150,946	596,057
*	Prestige Biologics Co. Ltd.	34,676	70,797
#	Protec Co. Ltd.	28,538	1,003,245
#	PSK Holdings, Inc.	19,964	1,081,034
#	PSK, Inc.	119,141	5,033,469
#	Pulmuone Co. Ltd.	86,111	783,611
#*	Pumtech Korea Co. Ltd.	12,664	575,261
*	Pungkuk Ethanol Co. Ltd.	16,938	106,138
*	Ray Co. Ltd.	7,008	26,037
#*	Refine Co. Ltd.	71,948	604,349
*	Remed Co. Ltd.	6,876	13,630
#*	Reyon Pharmaceutical Co. Ltd.	39,066	306,182
#	RFHIC Corp.	45,102	1,489,512
#*	RFTech Co. Ltd.	159,006	197,090
#*	Robostar Co. Ltd.	14,611	898,573
*	Robotis Co. Ltd.	13,160	3,072,443
	Rorze Systems Corp.	6,569	44,474
*	Rsupport Co. Ltd.	10,658	17,690
*	S Net Systems, Inc.	28,607	67,762
#	S&D Co. Ltd.	2,028	98,269
#	S&S Tech Corp.	61,424	3,838,806
#	S-1 Corp.	77,889	4,312,839
#*	Sajo Industries Co. Ltd.	14,062	569,739
#*	Sajodaerim Corp.	30,273	763,798
*	Sajodongaone Co. Ltd.	88,855	66,464
#*	Sam Chun Dang Pharm Co. Ltd.	9,741	3,234,288
#	Sam Young Electronics Co. Ltd.	74,785	588,933
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Yung Trading Co. Ltd.	88,339	$1,060,822
#	Sam-A Aluminum Co. Ltd.	14,216	334,409
#*	Sambo Corrugated Board Co. Ltd.	29,248	195,147
#*	Sambo Motors Co. Ltd.	25,988	149,374
#	Samchully Co. Ltd.	9,292	924,974
	Samho Development Co. Ltd.	83,310	216,675
#	SAMHWA Paints Industrial Co. Ltd.	83,510	403,298
#	Samhyun Co. Ltd.	8,223	382,923
	Samick Musical Instruments Co. Ltd.	80,891	65,757
#††	Samick THK Co. Ltd.	51,492	133,613
#*	Samil Pharmaceutical Co. Ltd.	81,400	566,676
#*	Samji Electronics Co. Ltd.	81,870	1,292,426
#	Samjin Pharmaceutical Co. Ltd.	52,877	708,036
#	Sammok S-Form Co. Ltd.	29,939	410,857
#	SAMPYO Cement Co. Ltd.	245,368	1,429,660
*Ω	Samsung Biologics Co. Ltd.	11,607	14,027,167
#	Samsung C&T Corp.	197,090	41,084,330
	Samsung Card Co. Ltd. (029780 KS)	115,331	4,546,576
	Samsung Electro-Mechanics Co. Ltd.	140,765	27,071,740
	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	1,189,214,870
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	1,351,684
	Samsung Engineering Co. Ltd.	824,339	17,547,128
#*	Samsung Episholdings Co. Ltd.	6,239	2,626,674
	Samsung Fire & Marine Insurance Co. Ltd.	107,582	37,403,684
*	Samsung Heavy Industries Co. Ltd.	671,206	13,679,959
	Samsung Life Insurance Co. Ltd.	155,333	20,225,213

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Samsung Pharmaceutical Co. Ltd.	118,387	$148,409
	Samsung SDI Co. Ltd.	107,858	29,032,800
	Samsung SDS Co. Ltd.	95,296	11,427,155
	Samsung Securities Co. Ltd.	286,971	18,012,643
#*	SAMT Co. Ltd.	374,339	1,194,180
#	Samwha Capacitor Co. Ltd.	42,174	922,201
#	Samwha Electric Co. Ltd.	15,682	589,250
#*	Samyang Biopharmaceuticals Corp.	27,320	1,814,500
#	Samyang Corp.	14,889	491,154
#	Samyang Foods Co. Ltd.	17,183	14,042,927
#	Samyang Holdings Corp.	25,704	1,083,669
#	Samyang Packaging Corp.	14,769	126,560
	Samyang Tongsang Co. Ltd.	10,960	434,165
#	Samyoung Co. Ltd.	134,031	565,256
#*	Sang-A Frontec Co. Ltd.	34,179	415,277
#*	Sangsangin Co. Ltd.	176,091	230,215
#	Sangsin Energy Display Precision Co. Ltd.	65,320	688,796
#	Saramin Co. Ltd.	40,035	361,378
#	Satrec Initiative Co. Ltd.	9,250	1,257,211
*	SBI Investment Korea Co. Ltd.	584,519	309,507
#	SD Biosensor, Inc.	275,037	1,718,781
#*	SDN Co. Ltd.	186,770	142,853
#	SeAH Besteel Holdings Corp.	124,159	6,313,573
	SeAH Holdings Corp.	495	55,535
#	SeAH Steel Corp.	13,617	1,141,397
#	SeAH Steel Holdings Corp.	17,769	1,675,884
	Sebang Co. Ltd.	77,689	781,053
	Sebang Global Battery Co. Ltd.	48,088	2,124,627
#	Seegene, Inc.	145,156	2,871,538
#	Segyung Hitech Co. Ltd.	57,444	199,453
#	Sejin Heavy Industries Co. Ltd.	68,614	917,511
#	Sejong Industrial Co. Ltd.	112,104	828,026
#*	Sekonix Co. Ltd.	56,155	239,388
		Shares	Value»
SOUTH KOREA — (Continued)
*	SEMCNS Co. Ltd.	9,872	$64,702
*	Sempio Foods Co.	8,674	180,600
	Semyung Electric Machinery Co. Ltd.	6,457	44,332
#	Seobu T&D	236,941	2,891,030
	Seohan Co. Ltd.	625,128	386,609
#*††	Seohee Construction Co. Ltd.	788,596	666,751
#*	Seojin System Co. Ltd.	137,325	3,617,437
#*	Seoul Auction Co. Ltd.	38,918	207,786
#	Seoul City Gas Co. Ltd.	3,726	171,430
#*	Seoul Semiconductor Co. Ltd.	267,318	1,438,279
#	Seoyon Co. Ltd.	100,408	743,267
#	Seoyon E-Hwa Co. Ltd.	116,908	1,228,340
*††	Setopia Co. Ltd.	26,820	3,782
	SEWOONMEDICAL Co. Ltd.	24,738	40,782
#	SFA Engineering Corp.	94,527	2,206,743
#*	SFA Semicon Co. Ltd.	364,361	1,962,218
#	SGC Energy Co. Ltd.	55,850	843,279
#*	Shin Heung Energy & Electronics Co. Ltd.	157,592	711,340
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	226,992
#	Shindaeyang Paper Co. Ltd.	105,995	870,881
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	86,392,214
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	250,207	14,594,574
#	Shinil Electronics Co. Ltd.	231,645	213,763
#	Shinsegae Information & Communication Co. Ltd.	21,959	278,260
	Shinsegae International, Inc.	86,427	730,240
#	Shinsegae, Inc.	48,458	10,735,735
#*	Shinsung Delta Tech Co. Ltd.	30,176	1,662,690
#*	Shinsung E&G Co. Ltd.	539,210	664,667
#*	Shinsung ST Co. Ltd.	5,010	136,582
*	Shinwha Intertek Corp.	120,200	150,929
#	Shinwon Corp.	345,611	337,256

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinyoung Securities Co. Ltd.	29,727	$3,632,606
#	Showbox Corp.	66,417	118,824
#*	Silicon2 Co. Ltd.	135,630	4,981,059
	Silla Co. Ltd.	14,535	92,653
#*	SIMMTECH Co. Ltd.	102,488	4,241,440
	SIMPAC, Inc.	77,451	266,614
	Sindoh Co. Ltd.	26,903	881,564
#*	Sinil Pharm Co. Ltd.	25,229	103,671
#*	SK Biopharmaceuticals Co. Ltd.	76,501	6,241,907
#*	SK Bioscience Co. Ltd.	41,976	1,475,523
#	SK Chemicals Co. Ltd.	43,185	2,006,981
	SK Discovery Co. Ltd.	83,920	3,369,142
#*	SK Eternix Co. Ltd.	119,545	1,681,288
#	SK Gas Ltd.	19,191	3,097,577
	SK Hynix, Inc.	994,055	620,665,111
#*Ω	SK IE Technology Co. Ltd.	90,651	1,713,230
#	SK Innovation Co. Ltd.	105,886	8,214,960
	SK Networks Co. Ltd.	980,257	3,804,608
#*	SK oceanplant Co. Ltd.	143,541	1,875,675
	SK Securities Co. Ltd.	2,249,917	1,477,142
	SK Telecom Co. Ltd. (017670 KS)	202,742	10,217,385
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	13,612
#	SK, Inc.	134,734	31,114,305
*	SKC Co. Ltd.	12,038	972,232
#	SL Corp.	134,564	5,181,738
#	SM Entertainment Co. Ltd.	34,714	2,784,403
*	SMEC Co. Ltd.	394,337	1,760,452
#	SNT Dynamics Co. Ltd.	110,173	3,794,294
#	SNT Holdings Co. Ltd.	50,310	1,890,512
#	SNT Motiv Co. Ltd.	142,786	3,475,050
#*	SOCAR, Inc.	28,690	237,138
*	S-Oil Corp.	187,740	13,792,329
*	Solborn, Inc.	24,234	63,146
#	Solid, Inc.	315,105	1,855,765
#*	SOLUM Co. Ltd.	234,886	2,570,767
#	Solus Advanced Materials Co. Ltd.	127,971	720,693
#	Songwon Industrial Co. Ltd.	112,300	706,802
#*	Soop Co. Ltd.	53,644	2,743,070
#	Soosan Industries Co. Ltd.	36,072	619,980
		Shares	Value»
SOUTH KOREA — (Continued)
	Soulbrain Co. Ltd.	19,622	$6,584,921
	Soulbrain Holdings Co. Ltd.	38,911	1,582,719
#	SPC Samlip Co. Ltd.	13,592	475,840
#	SPG Co. Ltd.	27,155	2,891,705
#*	Spigen Korea Co. Ltd.	24,455	383,177
#	ST Pharm Co. Ltd.	29,693	3,295,744
#	STIC Investments, Inc.	182,158	1,475,395
#	Straffic Co. Ltd.	113,879	287,091
#*	Studio Dragon Corp.	63,179	2,157,547
#*	STX Engine Co. Ltd.	13,781	323,648
*	Sugentech, Inc.	22,534	96,721
#	Suheung Co. Ltd.	36,553	548,461
*	Sukgyung AT Co. Ltd.	6,779	275,150
#	Sun Kwang Co. Ltd.	24,057	354,133
#*	Sung Kwang Bend Co. Ltd.	97,446	2,196,691
#*	Sungchang Enterprise Holdings Ltd.	333,157	320,330
#*	Sungshin Cement Co. Ltd.	147,254	1,004,815
#	Sungwoo Hitech Co. Ltd.	450,290	2,498,787
#*	Sunjin Co. Ltd.	106,916	833,560
*	Sunny Electronics Corp.	39,726	44,530
*	SUNP Corp.	52,976	14,096
*	Suprema, Inc.	29,598	895,475
#*	Suresoft Technologies, Inc.	26,545	164,061
*	SV Investment Corp.	100,672	184,256
#	SY Co. Ltd.	206,794	394,259
#	SY Steel Tech, Inc.	35,946	87,210
*	Synergy Innovation Co. Ltd.	188,621	310,429
#*	Synopex, Inc.	424,648	2,247,747
#*	Systems Technology, Inc.	54,558	1,421,426
*	T Scientific Co. Ltd.	120,947	66,981
#	T&L Co. Ltd.	28,189	1,073,759
	T3 Entertainment Co. Ltd.	18,676	24,300
	Tae Kyung Industrial Co. Ltd.	73,974	240,814
#	Taekwang Industrial Co. Ltd.	1,728	1,044,049
#	TAEKYUNG BK Co. Ltd.	105,821	337,873
#*	Taewoong Co. Ltd.	69,817	1,476,229
#	Taeyang Metal Industrial Co. Ltd.	197,725	313,608
*	Taeyoung Engineering & Construction Co. Ltd.	61,402	66,939
#*	Taihan Cable & Solution Co. Ltd.	150,810	3,060,881

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Taihan Fiberoptics Co. Ltd.	191,618	$458,931
#	TCC Steel	64,231	757,373
#*	TechWing, Inc.	89,928	3,079,291
*	Tego Science, Inc.	10,158	104,671
#	Telechips, Inc.	54,858	592,304
*	TEMC Co. Ltd.	15,597	107,504
#	TES Co. Ltd.	58,140	2,865,943
#*	TFE Co. Ltd.	5,543	147,780
#*	Theragen Etex Co. Ltd.	192,630	398,676
#	TK Corp.	141,789	2,787,335
#	TKG Huchems Co. Ltd.	139,084	1,928,384
#	TLB Co. Ltd.	22,342	911,802
#	Tokai Carbon Korea Co. Ltd.	30,565	4,998,937
#*	Tongyang Life Insurance Co. Ltd.	286,839	1,369,162
#*	Tongyang, Inc.	994,398	607,117
#	Tonymoly Co. Ltd.	39,095	240,873
#*	Toptec Co. Ltd.	149,281	502,226
#	Tovis Co. Ltd.	92,248	997,443
#	TS Corp.	300,710	580,373
#	TSE Co. Ltd.	11,580	622,060
*	TSI Co. Ltd.	11,190	47,873
#*	Tuksu Construction Co. Ltd.	80,139	367,232
*	Tway Air Co. Ltd.	183,400	176,494
*	TY Holdings Co. Ltd.	1,495	2,579
#	TYM Corp.	266,928	1,311,693
#	UBCare Co. Ltd.	94,747	261,750
	Ubiquoss Holdings, Inc.	27,880	209,051
#	Ubiquoss, Inc.	60,437	503,802
#*	Ubivelox, Inc.	41,721	158,248
#	Uju Electronics Co. Ltd.	43,321	947,657
#*	Uni-Chem Co. Ltd.	221,847	182,052
*	Unick Corp.	24,734	69,737
#	Unid Co. Ltd.	24,328	1,345,360
#	Union Semiconductor Equipment & Materials Co. Ltd.	109,449	865,592
#	Uniquest Corp.	61,270	273,942
#*	Unison Co. Ltd.	218,973	151,785
#*	UniTest, Inc.	54,219	539,972
#*	Unitrontech Co. Ltd.	114,109	538,084
#	Value Added Technology Co. Ltd.	54,238	776,436
#	Viatron Technologies, Inc.	59,369	323,315
#	VICTEK Co. Ltd.	93,274	256,524
*††	Vidente Co. Ltd.	125,954	54,515
	Vieworks Co. Ltd.	35,843	703,237
#*	Vina Tech Co. Ltd.	9,996	657,754
#	Vitzro Tech Co. Ltd.	82,846	619,256
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Vitzrocell Co. Ltd.	163,524	$2,376,904
#*	VM, Inc.	53,855	1,112,298
*	Voronoi, Inc.	4,275	661,620
#*	VT Co. Ltd.	118,299	1,684,866
	Webcash Corp.	29,097	204,731
#	Webzen, Inc.	78,977	946,540
*	Wemade Co. Ltd.	13,596	307,081
#	Whanin Pharmaceutical Co. Ltd.	74,598	554,729
#*	WINS Technet Co. Ltd.	64,096	488,479
	WiSoL Co. Ltd.	120,914	512,368
#*	Won Ik Corp.	11,615	112,661
*	Won Tech Co. Ltd.	211,414	1,498,029
#*	Wonik Holdings Co. Ltd.	230,899	6,726,140
#	WONIK IPS Co. Ltd.	89,127	7,011,516
#	Wonik Materials Co. Ltd.	48,585	1,340,102
*	Wonik Pne Co. Ltd.	5,664	16,903
#	Wonik QnC Corp.	91,432	1,793,888
#	Woojin, Inc.	84,191	1,517,996
#*	Woongjin Thinkbig Co. Ltd.	375,295	309,901
*	Wooree Bio Co. Ltd.	87,718	123,043
	Woori Financial Group, Inc. (316140 KS)	2,702,534	56,533,932
#*	Woori Technology Investment Co. Ltd.	56,732	332,299
#*	Woori Technology, Inc.	502,634	3,127,959
#	Woorison F&G Co. Ltd.	200,437	228,319
*	Woory Industrial Co. Ltd.	7,364	44,797
#	Wooshin Systems Co. Ltd.	37,474	166,217
#*	Woosu AMS Co. Ltd.	81,176	178,192
#	Worldex Industry & Trading Co. Ltd.	67,705	1,210,091
#*	W-Scope Chungju Plant Co. Ltd.	43,952	291,064
#*	Wysiwyg Studios Co. Ltd.	289,315	127,561
#	Xexymix Corp.	77,703	283,699
#	Y G-1 Co. Ltd.	91,765	571,667
#*	YC Corp.	64,319	868,277
#	Y-entec Co. Ltd.	35,545	163,260
*	Yest Co. Ltd.	3,159	47,416
#*	YG Entertainment, Inc.	43,323	2,242,256
#*	YG PLUS	135,962	673,557
	YMC Co. Ltd.	36,251	94,603
#*	YMT Co. Ltd.	31,107	241,677
#	Youlchon Chemical Co. Ltd.	24,264	456,388

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Young Poong Corp.	26,077	$1,171,040
#	Youngone Corp.	159,825	10,095,228
#	Youngone Holdings Co. Ltd.	49,015	7,040,392
*	YTN Co. Ltd.	12,525	30,729
#	Yuanta Securities Korea Co. Ltd.	606,739	1,943,078
#	Yuhan Corp.	28,009	2,093,552
	YuHwa Securities Co. Ltd.	32,205	65,765
#*	Yungjin Pharmaceutical Co. Ltd.	219,028	290,181
	Yunsung F&C Co. Ltd.	5,049	127,356
#*	Zeus Co. Ltd.	121,593	1,649,752
#	Zinus, Inc.	58,085	506,475
TOTAL SOUTH KOREA			5,167,199,107
TAIWAN — (20.7%)
#	104 Corp.	30,000	211,373
#	91APP, Inc.	344,000	722,616
#	Aaeon Technology, Inc.	77,680	312,098
#	ABC Taiwan Electronics Corp.	503,402	478,223
	Abico Avy Co. Ltd.	860,448	1,273,525
#	Ability Enterprise Co. Ltd.	1,982,007	5,302,231
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	956,715
	Abnova Corp.	107,000	88,728
#	AcBel Polytech, Inc.	4,507,033	7,040,934
	Accton Technology Corp.	1,267,369	44,311,326
#	Ace Pillar Co. Ltd.	47,000	130,613
	Acer Cyber Security, Inc.	6,446	33,326
#	Acer E-Enabling Service Business, Inc.	65,000	423,823
#	Acer, Inc.	12,848,595	10,209,786
#	ACES Electronic Co. Ltd.	878,044	1,786,524
*	Acme Electronics Corp.	80,000	70,643
*	Acon Holding, Inc.	1,679,955	383,243
#	Acter Group Corp. Ltd.	604,122	12,023,946
#	Action Electronics Co. Ltd.	1,305,000	436,377
#	Actron Technology Corp.	316,018	1,297,473
	ADATA Technology Co. Ltd.	1,973,501	22,336,347
		Shares	Value»
TAIWAN — (Continued)
#	Addcn Technology Co. Ltd.	207,776	$1,093,119
#*	Adimmune Corp.	1,186,000	717,178
#	Adlink Technology, Inc.	274,000	539,083
	Advanced Analog Technology, Inc.	18,000	27,931
#	Advanced Ceramic X Corp.	265,000	1,297,574
#	Advanced Energy Solution Holding Co. Ltd.	147,000	5,196,451
#	Advanced International Multitech Co. Ltd.	1,064,000	2,388,630
#*	Advanced Optoelectronic Technology, Inc.	781,000	412,144
#	Advanced Power Electronics Corp.	461,000	1,340,317
#	Advancetek Enterprise Co. Ltd.	2,042,662	1,928,681
	Advantech Co. Ltd.	823,940	7,775,687
	AEON Motor Co. Ltd.	335,000	284,706
	Aerospace Industrial Development Corp.	2,910,000	4,893,186
#	AGV Products Corp.	3,163,603	1,064,095
	AIC, Inc.	30,000	358,591
#	Air Asia Co. Ltd.	84,000	132,781
#	Airoha Technology Corp.	46,000	632,701
	Airtac International Group	430,335	15,574,081
#	Alchip Technologies Ltd.	136,000	13,352,401
#	Alexander Marine Co. Ltd.	129,563	759,403
#*	ALI Corp.	200,953	163,374
#	Allied Circuit Co. Ltd.	197,356	1,370,647
#	Allied Supreme Corp.	295,000	2,251,908
	Allis Electric Co. Ltd.	1,059,043	4,137,111
	Allmind Holdings Corp.	35,000	54,620
#	Alltek Technology Corp.	1,298,506	1,363,369
#	Alltop Technology Co. Ltd.	281,531	2,215,983
#	Alpha Networks, Inc.	1,563,873	1,629,487
#	Altek Corp.	2,013,985	2,492,118
#	Amazing Microelectronic Corp.	524,849	1,399,046
	Ambassador Hotel	1,701,000	2,342,261
#	AMPACS Corp.	434,000	381,148
#	Ampak Technology, Inc.	244,000	485,823
#	Ampire Co. Ltd.	691,000	583,563

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ample Electronic Technology Co. Ltd.	26,250	$147,448
#	AMPOC Far-East Co. Ltd.	675,400	2,304,101
	AmTRAN Technology Co. Ltd.	3,912,897	2,514,962
*	Amulaire Thermal Technology, Inc.	97,000	98,039
#	Anderson Industrial Corp.	245,247	214,822
#	Anji Technology Co. Ltd.	505,933	547,285
	Aopen, Inc.	98,000	159,657
#	Apac Opto Electronics, Inc.	277,000	630,673
#	Apacer Technology, Inc.	712,005	2,749,826
#	APAQ Technology Co. Ltd.	118,000	613,649
#	APCB, Inc.	862,000	416,506
#	Apex Biotechnology Corp.	474,625	438,772
#	Apex Dynamics, Inc.	52,000	1,268,826
#*	Apex International Co. Ltd.	1,309,074	1,317,245
#	Apex Science & Engineering	761,437	276,329
	ARBOR Technology Corp.	194,000	255,537
#	Arcadyan Technology Corp.	1,088,759	6,183,167
	Ardentec Corp.	4,343,993	21,878,411
#	ARES International Corp.	103,000	165,210
#	Argosy Research, Inc.	414,391	2,051,394
	Arizon RFID Technology Cayman Co. Ltd.	39,000	133,405
	ASE Technology Holding Co. Ltd.	10,456,387	97,214,178
	Asia Cement Corp.	7,878,655	8,791,071
#	Asia Electronic Material Co. Ltd.	573,000	675,681
	Asia Metal Industries, Inc.	14,000	76,408
#	Asia Optical Co., Inc.	1,373,000	7,046,255
*	Asia Plastic Recycling Holding Ltd.	1,370,533	241,250
#	Asia Polymer Corp.	2,746,858	1,207,306
#	Asia Tech Image, Inc.	408,000	985,119
	Asia Vital Components Co. Ltd.	762,183	34,627,872
#	ASIX Electronics Corp.	199,000	603,295
		Shares	Value»
TAIWAN — (Continued)
#	ASMedia Technology, Inc.	65,048	$2,652,811
#	ASolid Technology Co. Ltd.	153,000	527,122
#	ASPEED Technology, Inc.	116,098	32,467,496
	ASROCK, Inc.	389,000	2,644,351
#	Asustek Computer, Inc.	1,444,861	22,698,436
#	ATE Energy International Co. Ltd.	481,000	415,946
#	Aten International Co. Ltd.	583,715	1,117,286
#	Auden Techno Corp.	138,000	777,001
#	Audix Corp.	582,375	1,229,309
#	AUO Corp. (2409 TT)	23,127,198	10,017,109
	AURAS Technology Co. Ltd.	113,303	3,242,025
#	Aurona Industries, Inc.	433,000	867,102
#	Aurora Corp.	341,258	593,465
#	Avalue Technology, Inc.	368,000	1,044,489
	AVer Information, Inc.	62,000	71,382
#	Avermedia Technologies	554,000	686,254
#	Axiomtek Co. Ltd.	485,659	1,274,731
#	Azurewave Technologies, Inc.	523,000	975,178
#	Bafang Yunji International Co. Ltd.	272,000	1,527,546
	Bank of Kaohsiung Co. Ltd.	5,652,887	2,153,880
#	Basso Industry Corp.	886,284	962,928
#	BenQ Materials Corp.	1,283,000	792,353
#*	BES Engineering Corp.	9,819,306	4,258,485
	Best Precision Industrial Co. Ltd.	11,000	36,440
#*	Billion Electric Co. Ltd.	437,000	338,023
#*	Bin Chuan Enterprise Co. Ltd.	663,257	1,086,333
	B'in Live Co. Ltd.	81,897	217,137
#*	Bionime Corp.	243,509	396,326
#*	Biostar Microtech International Corp.	895,712	657,918
#	Bioteque Corp.	406,680	1,550,782
	Bizlink Holding, Inc.	988,782	40,155,688
#	Bon Fame Co. Ltd.	163,000	290,973
#	Bonny Worldwide Ltd.	26,000	151,021
#	Bora Pharmaceuticals Co. Ltd.	351,883	6,728,639
#	Brave C&H Supply Co. Ltd.	157,000	328,658

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Bright Led Electronics Corp.	567,180	$361,155
#	Brightek Optoelectronic Co. Ltd.	207,000	249,578
	Brighton-Best International Taiwan, Inc.	2,965,749	3,241,430
	Brillian Network & Automation Integrated System Co. Ltd.	44,540	439,668
#	Brogent Technologies, Inc.	55,070	180,626
#	C Sun Manufacturing Ltd.	644,258	4,816,969
#*	Calin Technology Co. Ltd.	349,000	335,314
	Calitech Co. Ltd.	51,000	92,240
*	Caliway Biopharmaceuticals Co. Ltd.	452,000	2,362,676
*	Cameo Communications, Inc.	1,466,435	456,179
#	Capital Futures Corp.	810,187	1,320,304
#	Capital Securities Corp.	10,784,614	10,124,456
#*	Career Technology MFG. Co. Ltd.	3,697,993	1,909,149
#*	Carnival Industrial Corp.	544,530	150,624
*	Casing Macron Technology Co. Ltd.	18,839	9,358
#	Castles Technology Co. Ltd.	481,940	868,009
#	Caswell, Inc.	284,000	759,130
#	Catcher Technology Co. Ltd.	2,242,872	14,324,406
#	Cathay Chemical Works	106,000	161,653
	Cathay Consolidated, Inc.	69,099	204,350
	Cathay Financial Holding Co. Ltd.	14,085,826	33,559,225
	Cathay Real Estate Development Co. Ltd.	4,322,600	3,024,908
#*	Cayman Engley Industrial Co. Ltd.	316,801	285,486
#*	CCP Contact Probes Co. Ltd.	445,313	837,608
#	Celxpert Energy Corp.	599,690	712,357
#	Cenra, Inc.	829,000	893,366
		Shares	Value»
TAIWAN — (Continued)
#	Center Laboratories, Inc.	3,614,910	$4,606,413
#	Central Reinsurance Co. Ltd.	2,311,575	1,953,940
#	Century Iron & Steel Industrial Co. Ltd.	1,040,000	4,466,947
#	Chailease Holding Co. Ltd.	5,851,690	19,286,185
#	Chain Chon Industrial Co. Ltd.	1,092,483	409,235
#*	ChainQui Construction Development Co. Ltd.	753,946	352,378
#	Chaintech Technology Corp.	245,000	221,197
#	Champion Building Materials Co. Ltd.	1,595,451	453,265
#	Champion Microelectronic Corp.	98,000	204,197
	Chang Hwa Commercial Bank Ltd.	15,857,714	10,264,755
#	Chang Wah Electromaterials, Inc.	2,458,190	3,582,943
#	Chang Wah Technology Co. Ltd.	2,356,450	4,310,589
#	Channel Well Technology Co. Ltd.	1,329,000	2,636,046
#	Chant Sincere Co. Ltd.	303,000	489,511
	Charoen Pokphand Enterprise	1,376,582	6,489,467
	Chateau International Development Co. Ltd.	12,810	10,289
#	CHC Healthcare Group	794,000	854,323
	CHC Resources Corp.	481,048	1,070,841
#	Chen Full International Co. Ltd.	574,000	744,213
	Chenbro Micom Co. Ltd.	229,000	6,535,001
#	Cheng Fwa Industrial Co. Ltd.	523,000	324,535
#	Cheng Loong Corp.	6,099,160	3,429,337
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,538,301
#	Cheng Shin Rubber Industry Co. Ltd.	7,616,508	7,384,840
#	Cheng Uei Precision Industry Co. Ltd.	2,950,630	3,627,608

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Chenming Electronic Technology Corp.	489,708	$1,741,565
	Chia Chang Co. Ltd.	855,000	1,017,953
#	Chia Hsin Cement Corp.	3,137,921	1,413,952
	Chialin Precision Industrial Co. Ltd.	13,000	30,294
#	Chicony Electronics Co. Ltd.	2,686,689	9,932,296
	Chicony Power Technology Co. Ltd.	1,183,696	3,036,832
#	Chief Telecom, Inc.	140,900	1,434,720
	Chien Kuo Construction Co. Ltd.	922,691	947,353
	Chien Shing Harbour Service Co. Ltd.	206,000	281,851
#	Chime Ball Technology Co. Ltd.	131,282	158,257
	China Airlines Ltd.	17,919,057	12,605,869
#	China Bills Finance Corp.	3,892,000	2,010,222
	China Container Terminal Corp.	366,000	282,674
	China Ecotek Corp.	178,000	294,638
#	China Electric Manufacturing Corp.	1,808,658	746,991
#	China Fineblanking Technology Co. Ltd.	281,009	225,158
#	China General Plastics Corp.	2,985,607	1,178,328
#	China Glaze Co. Ltd.	774,022	609,709
#*	China Man-Made Fiber Corp.	8,540,227	1,904,453
#	China Metal Products	2,311,405	1,786,921
	China Motor Corp.	1,469,286	2,584,506
#*	China Petrochemical Development Corp.	25,757,099	6,521,707
#	China Steel Chemical Corp.	1,056,998	2,485,858
#	China Steel Corp.	29,017,440	19,091,882
#	China Steel Structure Co. Ltd.	530,000	724,162
#	China Wire & Cable Co. Ltd.	671,680	874,012
#	Chinese Maritime Transport Ltd.	573,964	1,123,639
#	Ching Feng Home Fashions Co. Ltd.	861,860	543,473
#	Chin-Poon Industrial Co. Ltd.	2,600,617	3,139,738
*	Chip Hope Co. Ltd.	107,000	188,246
		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	4,727,000	$8,202,287
#	ChipMOS Technologies, Inc. (8150 TT)	3,976,155	7,482,785
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	2,253,436
#	Chlitina Holding Ltd.	369,596	1,210,346
#	Chong Hong Construction Co. Ltd.	1,395,739	3,426,332
#	Chroma ATE, Inc.	625,705	19,213,139
#	Chun YU Works & Co. Ltd.	1,438,500	798,094
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	2,137,916
#*	Chung Hung Steel Corp.	5,408,926	3,394,303
	Chung Hwa Food Industrial Co. Ltd.	111,226	277,590
#*	Chung Hwa Pulp Corp.	2,739,308	1,074,668
	Chung Lien Co. Ltd.	24,000	29,264
	Chung Tai Resource Technology Corp.	50,000	150,288
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	11,434,184
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	322,662
	Chunghwa Precision Test Tech Co. Ltd.	84,000	8,759,268
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	22,330,171
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,735,754
	Chyang Sheng Texing Co. Ltd.	1,336,000	738,698
#	CKM Applied Materials Corp.	145,000	140,075
#	Cleanaway Co. Ltd. (8422 TT)	5,370,000	6,274,644
	Clevo Co.	3,005,482	3,542,445
#	CMC Magnetics Corp.	7,080,967	2,409,403
	C-Media Electronics, Inc.	75,000	95,595
#	CoAsia Electronics Corp.	524,793	1,264,904
#	Collins Co. Ltd.	789,060	313,430
#	Compal Electronics, Inc.	14,594,560	15,062,568

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compeq Manufacturing Co. Ltd.	4,820,000	$25,699,158
	Complex Micro Interconnection Co. Ltd.	36,000	42,579
	Compucase Enterprise	419,000	962,301
	Comtrend Corp.	33,750	30,213
#	Concord International Securities Co. Ltd.	658,807	500,235
#	Concord Securities Co. Ltd.	4,466,004	2,363,957
#	Continental Holdings Corp.	2,694,250	1,937,259
#	Contrel Technology Co. Ltd.	1,064,000	1,785,781
#	Coremax Corp.	467,773	1,002,367
#	Coretronic Corp.	2,117,600	5,865,298
#	Co-Tech Development Corp.	1,578,800	13,111,080
	Coxon Precise Industrial Co. Ltd.	179,000	80,719
	Creative Sensor, Inc.	12,600	24,437
#	Crowell Development Corp.	533,400	463,904
#	Cryomax Cooling System Corp.	78,565	113,871
	CTBC Financial Holding Co. Ltd.	55,387,931	89,237,949
	CTCI Advanced Systems, Inc.	33,000	180,647
#	CTCI Corp.	4,745,437	4,648,036
	CTI Traffic Industries Co. Ltd.	27,200	75,280
#	Cub Elecparts, Inc.	284,000	831,568
#	CviLux Corp.	560,471	1,522,260
#	CX Technology Co. Ltd.	133,875	113,646
#	Cyberlink Corp.	205,504	542,286
#	CyberPower Systems, Inc.	347,450	1,995,398
#*	CyberTAN Technology, Inc.	2,354,873	1,925,281
#*	Cypress Technology Co. Ltd.	284,589	236,435
#	Cystech Electronics Corp.	111,801	302,634
#	DA CIN Construction Co. Ltd.	1,642,247	3,587,071
	Dafeng TV Ltd.	430,061	658,342
	Dah San Electric Wire & Cable Co. Ltd.	442,627	691,743
	Da-Li Development Co. Ltd.	2,626,741	3,910,223
#	Darfon Electronics Corp.	1,585,700	1,560,730
		Shares	Value»
TAIWAN — (Continued)
#	Darwin Precisions Corp.	2,495,073	$1,010,901
	Data Image Corp.	25,000	31,810
	Davicom Semiconductor, Inc.	27,000	21,783
#	Daxin Materials Corp.	312,500	3,250,171
#	De Licacy Industrial Co. Ltd.	1,888,592	673,729
	Delpha Construction Co. Ltd.	1,120,000	932,914
	Delta Electronics, Inc.	1,741,028	66,441,656
#	Depo Auto Parts Ind Co. Ltd.	874,634	4,179,976
	Desiccant Technology Corp.	25,400	155,240
#	DFI, Inc.	71,000	134,245
	Dimerco Data System Corp.	218,686	769,109
	Dimerco Express Corp.	1,179,158	2,951,002
	DingZing Advanced Materials, Inc.	4,000	11,472
#	D-Link Corp.	3,535,537	1,761,298
#	Donpon Precision, Inc.	312,200	486,369
#	Dr. Wu Skincare Co. Ltd.	153,000	570,581
#	Draytek Corp.	356,000	315,396
#	Drewloong Precision, Inc.	171,241	787,269
#	Dyaco International, Inc.	650,093	409,724
#	Dynamic Holding Co. Ltd.	1,818,078	8,135,949
	Dynamic Medical Technologies, Inc.	73,326	139,348
#	Dynapack International Technology Corp.	1,030,000	10,931,060
	E Ink Holdings, Inc.	1,655,000	9,200,412
	E.Sun Financial Holding Co. Ltd.	29,019,250	30,729,467
#	Eastech Holding Ltd.	300,000	928,449
	Eastern Media International Corp.	2,069,480	1,345,349
#	Eclat Textile Co. Ltd.	614,518	7,687,638
	eCloudvalley Digital Technology Co. Ltd.	52,000	98,689
	ECOVE Environment Corp.	209,000	1,961,472
#	Edimax Technology Co. Ltd.	1,230,423	700,371
#	Edison Opto Corp.	677,345	413,035
#*	Edom Technology Co. Ltd.	1,339,141	1,655,922

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	eGalax_eMPIA Technology, Inc.	351,267	$494,422
#*	Egis Technology, Inc.	356,000	1,279,205
*	EirGenix, Inc.	159,000	313,349
#	Elan Microelectronics Corp.	1,647,026	6,088,932
#	E-Lead Electronic Co. Ltd.	364,746	582,266
#	E-LIFE MALL Corp.	520,000	1,014,259
#	Elite Advanced Laser Corp.	617,320	4,871,106
	Elite Material Co. Ltd.	619,839	33,621,614
	Elite Semiconductor Microelectronics Technology, Inc.	1,357,390	8,246,981
#	Elitegroup Computer Systems Co. Ltd.	1,994,028	1,692,815
#	eMemory Technology, Inc.	180,000	10,367,088
#	Emerging Display Technologies Corp.	865,000	642,360
#	Ennoconn Corp.	693,298	6,199,015
#	Ennostar, Inc.	4,657,431	5,162,957
	EnTie Commercial Bank Co. Ltd.	2,316,166	983,623
	EOI Investment Holdings Co. Ltd.	330,000	183,580
#*	Epileds Technologies, Inc.	484,000	356,400
*	Episil Technologies, Inc.	50,000	94,539
#	Episil-Precision, Inc.	361,015	724,839
#	Eris Technology Corp.	141,689	671,559
#	Eson Precision Ind Co. Ltd.	812,000	2,163,356
#	Eternal Materials Co. Ltd.	6,250,099	12,142,135
#	Eurocharm Holdings Co. Ltd.	214,000	949,693
	Eva Airways Corp.	16,480,695	19,507,159
#	Ever Supreme Bio Technology Co. Ltd.	154,606	757,970
*	Everest Textile Co. Ltd.	3,451,829	728,930
#	Evergreen Aviation Technologies Corp.	690,000	3,513,790
#	Evergreen International Storage & Transport Corp.	1,731,000	3,095,410
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	17,420,722
#	EVERGREEN Steel Corp.	1,127,000	3,662,759
#	Everlight Chemical Industrial Corp.	2,990,756	1,968,581
		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co. Ltd.	3,453,570	$6,082,733
*	Everspring Industry Co. Ltd.	428,300	142,541
#	Evertop Wire Cable Corp.	709,000	650,631
#	Excel Cell Electronic Co. Ltd.	135,000	83,739
#	Excelsior Medical Co. Ltd.	1,160,240	2,899,583
*	Falcon Machine Tools Co. Ltd.	66,000	39,838
#	Far Eastern Department Stores Ltd.	8,012,000	5,590,359
	Far Eastern International Bank	23,213,575	9,201,182
	Far Eastern New Century Corp.	11,858,705	10,441,405
	Far EasTone Telecommunications Co. Ltd.	5,821,391	16,376,273
#	Faraday Technology Corp.	1,032,837	5,411,436
	Farglory F T Z Investment Holding Co. Ltd.	960,653	1,407,913
	Farglory Land Development Co. Ltd.	1,494,105	3,149,007
#	FDC International Hotels Corp.	112,000	142,669
	Feature Integration Technology, Inc.	13,000	27,867
#*	Federal Corp.	2,382,938	1,533,956
#	Feedback Technology Corp.	241,070	1,042,404
	Feng Hsin Steel Co. Ltd.	2,993,131	6,148,102
#	Feng TAY Enterprise Co. Ltd.	1,977,959	6,029,410
#	FIC Global, Inc.	237,000	416,365
#*	FineMat Applied Materials Co. Ltd.	144,000	156,846
#	FineTek Co. Ltd.	141,770	482,797
	Firich Enterprises Co. Ltd.	439,000	329,422
#	First Copper Technology Co. Ltd.	458,000	721,926
#	First Financial Holding Co. Ltd.	27,131,807	24,769,112
	First Hi-Tec Enterprise Co. Ltd.	332,736	3,117,236
#	First Hotel	1,433,293	583,824
#	First Insurance Co. Ltd.	1,874,640	1,610,370

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	5,234,961	$916,634
#	FIT Holding Co. Ltd.	1,082,436	887,424
#	Fitipower Integrated Technology, Inc.	600,700	2,788,278
#*	Fittech Co. Ltd.	266,945	982,742
*	FLEXium Interconnect, Inc.	2,283,724	4,299,409
#	Flytech Technology Co. Ltd.	706,070	2,048,423
#	FocalTech Systems Co. Ltd.	1,112,000	1,881,972
#	Forcecon Tech Co. Ltd.	539,447	1,439,481
	Forcelead Technology Corp.	20,000	103,774
#	Forest Water Environment Engineering Co. Ltd.	253,176	294,077
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	3,425,785
#	Formosa Chemicals & Fibre Corp.	8,250,198	11,044,318
	Formosa International Hotels Corp.	353,975	2,107,320
#	Formosa Laboratories, Inc.	849,467	1,550,264
	Formosa Oilseed Processing Co. Ltd.	448,517	404,142
#	Formosa Optical Technology Co. Ltd.	223,000	693,522
	Formosa Petrochemical Corp.	1,843,000	3,131,383
#	Formosa Plastics Corp.	9,736,770	14,585,858
#	Formosa Sumco Technology Corp.	324,000	1,434,994
	Formosa Taffeta Co. Ltd.	5,250,460	2,762,055
#	Formosan Rubber Group, Inc.	1,503,128	1,192,829
	Formosan Union Chemical Corp.	2,423,936	1,306,890
#	Fortune Electric Co. Ltd.	496,687	15,159,569
*	Forward Electronics Co. Ltd.	103,000	55,997
#	Fositek Corp.	52,000	2,313,340
	Founding Construction & Development Co. Ltd.	1,421,882	642,647
		Shares	Value»
TAIWAN — (Continued)
#	Foxconn Technology Co. Ltd.	3,385,241	$6,124,065
#	Foxsemicon Integrated Technology, Inc.	544,402	4,835,658
	Foxwell Power Co. Ltd.	34,000	95,724
#	Franbo Lines Corp.	1,655,881	1,062,399
#	Froch Enterprise Co. Ltd.	1,489,384	821,177
#	FSP Technology, Inc.	946,619	1,548,401
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	664,409	559,528
#	Fu Hua Innovation Co. Ltd.	3,021,398	1,615,314
	Fubon Financial Holding Co. Ltd.	14,957,009	42,950,236
#	Fulgent Sun International Holding Co. Ltd.	1,178,025	3,518,934
#	Fullerton Technology Co. Ltd.	695,670	527,914
#*	Fulltech Fiber Glass Corp.	3,646,388	10,559,556
#	Fusheng Precision Co. Ltd.	703,000	5,982,986
#	Fwusow Industry Co. Ltd.	1,502,109	644,701
#	G Shank Enterprise Co. Ltd.	1,186,562	3,126,360
#	Galaxy Software Services Corp.	22,044	81,374
#	Gallant Micro Machining Co. Ltd.	16,000	404,721
	Gallant Precision Machining Co. Ltd.	25,000	69,057
#	Gamania Digital Entertainment Co. Ltd.	971,000	1,553,054
#*	GCS Holdings, Inc.	417,905	3,072,830
#	GEM Services, Inc.	453,970	1,130,034
*	GEM Terminal Industrial Co. Ltd.	148,000	106,713
#	Gemtek Technology Corp.	2,619,574	2,363,746
#*	General Interface Solution GIS Holding Ltd.	1,920,000	2,362,070
#	General Plastic Industrial Co. Ltd.	631,478	482,221
#	Generalplus Technology, Inc.	436,000	556,837

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	GeneReach Biotechnology Corp.	76,182	$53,022
*	Genesis Technology, Inc.	29,000	27,324
#	Genesys Logic, Inc.	426,000	1,349,071
#	Genius Electronic Optical Co. Ltd.	666,576	9,539,041
	Genmont Biotech, Inc.	55,314	31,838
#	Genovate Biotechnology Co. Ltd.	450,335	432,366
#	GeoVision, Inc.	416,377	631,278
	Getac Holdings Corp.	2,285,281	8,153,135
#	GFC Ltd.	277,400	977,476
	Giant Manufacturing Co. Ltd.	1,464,355	4,147,260
#*	Giantplus Technology Co. Ltd.	1,916,000	721,798
#	Gigabyte Technology Co. Ltd.	1,272,750	9,363,192
#*	Gigasolar Materials Corp.	214,678	802,629
#*	Gigastorage Corp.	1,251,576	1,101,396
#	Global Brands Manufacture Ltd.	2,454,817	8,368,597
#	Global Lighting Technologies, Inc.	528,000	666,369
#	Global Mixed Mode Technology, Inc.	516,000	3,953,256
#	Global PMX Co. Ltd.	420,000	1,507,646
	Global Unichip Corp.	240,000	19,691,311
#	Globaltek Fabrication Co. Ltd.	78,000	141,184
#	Globalwafers Co. Ltd.	920,779	14,477,058
#	Globe Union Industrial Corp.	1,815,136	581,329
#	Gloria Material Technology Corp.	3,452,885	3,735,978
*	GlycoNex, Inc.	340,914	312,498
#	GMI Technology, Inc.	1,159,411	1,456,322
	Gold Circuit Electronics Ltd.	1,256,372	27,435,433
*	Gold Rain Enterprises Corp.	18,000	22,292
	Golden Long Teng Development Co. Ltd.	14,000	12,927
#	Goldsun Building Materials Co. Ltd.	6,445,965	7,210,406
#	Good Will Instrument Co. Ltd.	411,342	648,005
#	Gordon Auto Body Parts	670,000	720,533
#	Gourmet Master Co. Ltd.	741,102	1,755,649
		Shares	Value»
TAIWAN — (Continued)
#	Grade Upon Technology Corp.	13,000	$387,383
#	Grand Fortune Securities Co. Ltd.	2,170,214	1,036,109
#*	Grand Pacific Petrochemical	7,372,579	3,156,977
#	Grand Process Technology Corp.	96,000	5,031,343
#	GrandTech CG Systems, Inc.	331,890	471,781
	Grape King Bio Ltd.	869,000	3,340,220
#	Great China Metal Industry	1,132,000	723,509
#	Great Taipei Gas Co. Ltd.	1,511,000	1,434,260
#	Great Tree Pharmacy Co. Ltd.	490,953	1,489,287
#	Great Wall Enterprise Co. Ltd.	4,425,478	7,152,359
#	Greatek Electronics, Inc.	2,374,000	6,738,025
#	Green World FinTech Service Co. Ltd.	455,000	767,194
#	Group Up Industrial Co. Ltd.	308,000	2,705,275
#	GTM Holdings Corp.	1,004,550	1,046,230
#	Gudeng Precision Industrial Co. Ltd.	251,292	3,199,123
*	Hai Kwang Enterprise Corp.	172,228	90,270
#	Hannstar Board Corp.	2,547,164	7,848,653
#*	HannStar Display Corp.	14,221,323	3,743,825
*	HannsTouch Holdings Co.	3,937,862	1,153,956
#	Hanpin Electron Co. Ltd.	381,000	553,731
	Harmony Electronics Corp.	81,000	72,139
#*	Harvatek Corp.	1,062,839	693,885
#	Heran Co. Ltd.	160,800	309,395
#	Hey Song Corp.	1,993,500	2,345,964
	Hi-Clearance, Inc.	146,045	633,899
#	Highlight Tech Corp.	499,273	701,415
††	High-Tek Harness Enterprise Co. Ltd.	141,000	3,316
#	Highwealth Construction Corp.	6,040,028	7,115,653
#	Hi-Lai Foods Co. Ltd.	79,000	396,214
	HIM International Music, Inc.	222,200	662,156
#	Hiroca Holdings Ltd.	466,221	296,345
#*	Hitron Technology, Inc.	826,997	782,137
#	Hiwin Mikrosystem Corp.	135,000	493,333

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hiwin Technologies Corp.	1,302,866	$10,211,021
#	Hiyes International Co. Ltd.	258,944	630,923
#	Ho Tung Chemical Corp.	6,185,828	1,783,117
#	Hocheng Corp.	1,552,266	909,212
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	837,744
#	Holiday Entertainment Co. Ltd.	422,390	800,383
#*	Holtek Semiconductor, Inc.	1,042,000	1,542,343
#	Holy Stone Enterprise Co. Ltd.	1,022,358	3,365,949
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	123,735,088
#	Hong Ho Precision Textile Co. Ltd.	350,000	189,173
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,054,125
	Hong TAI Electric Industrial	1,557,000	1,786,252
	Hong YI Fiber Industry Co.	1,007,680	377,216
	Horizon Fixture Group Co. Ltd.	4,000	23,227
#	Horizon Securities Co. Ltd.	2,505,560	1,120,103
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,771,969
#	Hotai Finance Co. Ltd.	1,066,960	2,049,985
#	Hotai Motor Co. Ltd.	544,180	9,380,456
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	357,581
	Hsin Ba Ba Corp.	50,017	70,146
#	Hsin Kuang Steel Co. Ltd.	1,676,000	2,097,688
#	Hsin Yung Chien Co. Ltd.	263,510	746,072
#	Hsing TA Cement Co.	846,222	414,754
#*	HTC Corp.	4,551,619	6,405,245
#	Hu Lane Associate, Inc.	600,067	2,216,864
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	2,504,305
	Hua Jung Components Co. Ltd.	34,000	29,472
#	Hua Nan Financial Holdings Co. Ltd.	25,039,278	26,266,933
		Shares	Value»
TAIWAN — (Continued)
#	Hua Yu Lien Development Co. Ltd.	443,863	$860,017
	Huaku Development Co. Ltd.	2,260,272	7,615,326
#	Huang Hsiang Construction Corp.	555,882	655,008
	Huikwang Corp.	57,000	42,551
	Hung Ching Development & Construction Co. Ltd.	933,000	854,642
#	Hung Sheng Construction Ltd.	2,917,603	1,857,941
#	Huxen Corp.	276,072	406,472
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	612,096
#	Hwacom Systems, Inc.	460,000	870,574
#	Hwang Chang General Contractor Co. Ltd.	252,599	520,981
#	Ibase Technology, Inc.	633,345	844,352
	IBF Financial Holdings Co. Ltd.	19,142,434	10,135,824
*	IC Plus Corp.	90,000	136,154
	ICARES Medicus, Inc.	27,660	71,730
#	Ichia Technologies, Inc.	1,688,255	2,808,241
	I-Chiun Precision Industry Co. Ltd.	897,784	3,619,171
*	Ideal Bike Corp.	684,324	157,894
#	IEI Integration Corp.	936,173	1,889,598
#	In Win Development, Inc.	90,000	211,932
#	Inergy Technology, Inc.	43,000	117,258
#	Infortrend Technology, Inc.	1,508,866	1,659,079
#	Info-Tek Corp.	488,000	498,033
#	Ingentec Corp.	81,780	1,037,171
	Innodisk Corp.	580,441	14,532,245
#	Innolux Corp.	26,643,761	18,279,031
#	Inpaq Technology Co. Ltd.	607,199	1,616,560
#	Insyde Software Corp.	181,200	1,165,255
#	Intai Technology Corp.	244,800	720,474
#	Integrated Service Technology, Inc.	752,633	3,224,435
#*	IntelliEPI, Inc.	95,000	1,178,799
	Interactive Digital Technologies, Inc.	114,000	285,498

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	International CSRC Investment Holdings Co.	4,824,083	$1,818,853
#	International Games System Co. Ltd.	960,000	21,801,107
#	Inventec Corp.	6,372,276	9,045,468
#	Iron Force Industrial Co. Ltd.	312,878	951,607
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,108,418
	ITE Technology, Inc.	896,646	3,402,885
#	ITEQ Corp.	1,376,608	4,613,466
	J&V Energy Technology Co. Ltd.	19,000	64,927
#	Jarllytec Co. Ltd.	368,823	1,040,981
#	Jean Co. Ltd.	1,054,182	709,112
#	Jentech Precision Industrial Co. Ltd.	152,356	13,498,778
#	Jetway Information Co. Ltd.	198,750	269,365
#	Jetwell Computer Co. Ltd.	69,440	365,362
#	Jia Wei Lifestyle, Inc.	360,100	397,005
#	Jih Lin Technology Co. Ltd.	335,000	576,411
#*	Ji-Haw Industrial Co. Ltd.	183,000	78,306
#	Jiin Yeeh Ding Enterprise Co. Ltd.	377,200	1,177,663
#	Jinan Acetate Chemical Co. Ltd.	3,005,830	4,658,498
*	Jinli Group Holdings Ltd.	688,681	163,661
#	Jiu Han System Technology Co. Ltd.	27,000	228,076
#	Johnson Health Tech Co. Ltd.	538,000	2,511,121
*	Joinsoon Electronics Manufacturing Co. Ltd.	355,108	174,410
	Jourdeness Group Ltd.	11,000	10,244
#	JPC connectivity, Inc.	561,450	2,504,472
#	JPP Holding Co. Ltd.	37,802	312,111
#	JSL Construction & Development Co. Ltd.	669,720	998,302
#	K Laser Technology, Inc.	962,459	500,564
#	Kaimei Electronic Corp.	488,851	1,402,968
	Kaori Heat Treatment Co. Ltd.	201,321	4,676,551
#	Kaulin Manufacturing Co. Ltd.	835,684	324,926
		Shares	Value»
TAIWAN — (Continued)
	Kedge Construction Co. Ltd.	372,534	$1,018,738
	Keding Enterprises Co. Ltd.	14,000	53,984
#	KEE TAI Properties Co. Ltd.	3,052,207	1,045,053
#	Kenda Rubber Industrial Co. Ltd.	4,179,017	2,619,058
	Kent Industrial Co. Ltd.	99,000	81,517
	Kerry TJ Logistics Co. Ltd.	1,470,000	1,524,344
#	Keystone Microtech Corp.	150,000	2,728,181
	KGI Financial Holding Co. Ltd.	39,823,390	22,771,224
#	KHGEARS International Ltd.	56,504	333,449
#	Kindom Development Co. Ltd.	3,158,000	3,094,889
#	King Chou Marine Technology Co. Ltd.	504,800	833,911
	King Polytechnic Engineering Co. Ltd.	333,900	565,766
	King Slide Works Co. Ltd.	94,450	9,298,134
#	King Yuan Electronics Co. Ltd.	5,925,032	54,896,410
#*	King's Town Construction Co. Ltd.	622,690	817,072
	Kingstate Electronics Corp.	43,000	43,245
#	Kinik Co.	380,000	4,846,299
#*	Kinko Optical Co. Ltd.	759,120	1,560,532
#	Kinpo Electronics	8,325,892	6,923,672
	Kinsus Interconnect Technology Corp.	2,516,476	19,987,434
#	KMC Kuei Meng International, Inc.	407,951	1,173,289
#	KNH Enterprise Co. Ltd.	719,150	388,971
	Ko Ja Cayman Co. Ltd.	137,000	166,159
#	KS Terminals, Inc.	829,290	1,243,692
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	14,363
#	Kung Long Batteries Industrial Co. Ltd.	427,000	1,674,844
*	Kung Sing Engineering Corp.	3,354,135	2,252,502
	Kuo Toong International Co. Ltd.	1,531,735	2,500,604

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Kuo Yang Construction Co. Ltd.	1,339,517	$786,968
	Kwong Fong Industries Corp.	381,733	142,140
	Kwong Lung Enterprise Co. Ltd.	731,000	1,143,377
	L&K Engineering Co. Ltd.	951,261	17,175,991
#	La Kaffa International Co. Ltd.	211,947	454,015
	Lai Yih Footwear Co. Ltd.	25,000	178,279
*	LAN FA Textile	1,512,412	569,924
	LandMark Optoelectronics Corp.	67,000	2,098,980
#	Lang, Inc.	76,000	102,354
#	Lanner Electronics, Inc.	788,387	1,685,990
#	Largan Precision Co. Ltd. (3008 TT)	236,234	18,005,109
#	Laser Tek Taiwan Co. Ltd.	439,086	753,080
#	Laster Tech Co. Ltd.	625,570	438,109
*	Leader Electronics, Inc.	584,097	187,875
	Leadtrend Technology Corp.	116,199	197,683
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,061,865
#*	Leatec Fine Ceramics Co. Ltd.	151,000	174,125
	Ledlink Optics, Inc.	309,858	179,182
#	LEE CHI Enterprises Co. Ltd.	1,204,000	463,725
#	Lelon Electronics Corp.	639,122	2,177,870
#	Lemtech Holdings Co. Ltd.	225,783	635,647
	Leo Systems, Inc.	130,000	123,549
*	Leofoo Development Co. Ltd.	790,010	410,372
	Li Ming Development Construction Co. Ltd.	10,000	12,109
*	Li Peng Enterprise Co. Ltd.	3,785,060	662,045
#	Lian HWA Food Corp.	812,339	2,420,031
	Lida Holdings Ltd.	407,000	304,802
	Lien Hwa Industrial Holdings Corp.	3,158,176	4,615,598
	LINE Pay Taiwan Ltd.	3,000	44,307
#	Lingsen Precision Industries Ltd.	2,539,490	2,188,038
	Lintes Technology Co. Ltd.	51,000	210,844
		Shares	Value»
TAIWAN — (Continued)
	Lion Travel Service Co. Ltd.	545,000	$2,919,149
	Lite-On Technology Corp.	4,371,419	22,469,872
#	Liton Technology Corp.	346,000	525,784
#*	Long Bon International Co. Ltd.	2,254,276	1,067,442
#	Long Da Construction & Development Corp.	1,254,000	1,226,459
*	Longchen Paper & Packaging Co. Ltd.	5,825,003	1,840,261
#	Longwell Co.	1,004,000	4,968,888
#	Loop Telecommunication International, Inc.	175,000	382,973
#	Lotes Co. Ltd.	309,223	13,926,589
	Lotus Pharmaceutical Co. Ltd.	780,000	8,927,213
	Loyalty Founder Enterprise Co. Ltd.	52,000	49,161
#	Lu Hai Holding Corp.	365,353	288,847
	Lucky Cement Corp.	1,165,000	554,060
#	Lumax International Corp. Ltd.	570,513	2,156,209
#*	Lung Yen Life Service Corp.	1,035,000	1,652,713
	Lungteh Shipbuilding Co. Ltd.	329,700	1,500,916
#	Luxe Green Energy Technology Co. Ltd.	481,048	366,215
#	LuxNet Corp.	163,705	1,626,199
	M3 Technology, Inc.	36,000	97,136
#	Macauto Industrial Co. Ltd.	403,000	709,711
#	Macroblock, Inc.	229,000	403,127
#*	Macronix International Co. Ltd.	10,906,837	31,377,335
	MacroWell OMG Digital Entertainment Co. Ltd.	72,000	177,684
#	Makalot Industrial Co. Ltd.	1,198,723	11,588,035
	Marketech International Corp.	614,000	5,460,529
#	Materials Analysis Technology, Inc.	385,179	2,476,745
	Maxigen Biotech, Inc.	218,650	321,282
	Mayer Steel Pipe Corp.	1,069,086	827,895
	Maywufa Co. Ltd.	178,462	124,153
#*	Mechema Chemicals International Corp.	306,000	644,435
	MediaTek, Inc.	2,597,823	144,102,632

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Medigen Biotechnology Corp.	25,000	$26,059
#	Mega Financial Holding Co. Ltd.	13,213,460	16,247,921
	Mega Union Technology, Inc.	36,000	795,943
#	Meiloon Industrial Co.	545,911	426,620
#	Mercuries & Associates Holding Ltd.	3,521,247	1,670,763
	Mercuries Data Systems Ltd.	52,000	41,965
*	Mercuries Life Insurance Co. Ltd.	21,558,587	5,355,085
#	Merida Industry Co. Ltd.	1,246,588	3,333,826
	Merry Electronics Co. Ltd.	1,480,785	4,663,460
#	METAAGE Corp.	453,000	632,940
#*	Metatech AP, Inc.	70,000	100,345
#*	Microbio Co. Ltd.	1,510,144	962,219
#	Micro-Star International Co. Ltd.	3,349,465	9,555,870
#	Mildef Crete, Inc.	328,000	1,024,805
#	MIN AIK Technology Co. Ltd.	811,249	902,966
#	Mitac Holdings Corp.	3,286,288	8,172,676
	Mitake Information Corp.	31,000	62,211
	MJ International Co. Ltd.	42,377	29,613
#*	Mobiletron Electronics Co. Ltd.	504,960	500,999
#	momo.com, Inc.	431,641	2,575,203
#*	MOSA Industrial Corp.	867,079	445,524
#	Mosel Vitelic, Inc.	206,000	211,824
#	Motech Industries, Inc.	1,710,000	1,265,144
	MPI Corp.	256,000	20,231,409
	MSSCORPS Co. Ltd.	271,995	1,511,649
	Munsin Garment Corp.	21,000	31,073
	My Humble House Hospitality Management Consulting	64,000	68,596
#	Nak Sealing Technologies Corp.	429,549	1,542,145
#	Namchow Holdings Co. Ltd.	1,362,000	1,624,095
	Nan Juen International Co. Ltd.	3,000	27,689
#	Nan Kang Rubber Tire Co. Ltd.	1,090,441	1,231,779
		Shares	Value»
TAIWAN — (Continued)
#	Nan Liu Enterprise Co. Ltd.	246,000	$330,068
	Nan Pao Resins Chemical Co. Ltd.	309,000	3,036,017
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	282,088
	Nan Ya Plastics Corp.	9,000,584	21,516,593
#	Nan Ya Printed Circuit Board Corp.	772,211	9,404,958
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	482,296
#	Nantex Industry Co. Ltd.	1,685,363	1,265,647
#*	Nanya Technology Corp.	3,541,751	35,852,205
#	National Aerospace Fasteners Corp.	142,757	488,778
#	National Petroleum Co. Ltd.	643,000	1,169,891
	Neousys Technology, Inc.	2,000	10,106
#	Netronix, Inc.	439,000	1,490,034
*	New Asia Construction & Development Corp.	821,000	379,358
	New Best Wire Industrial Co. Ltd.	189,200	185,535
#*	Newmax Technology Co. Ltd.	476,000	516,541
#	Nichidenbo Corp.	1,181,552	3,460,240
	Niching Industrial Corp.	25,000	52,759
#	Nidec Chaun-Choung Technology Corp.	134,000	513,831
#	Nien Hsing Textile Co. Ltd.	805,656	453,477
#	Nien Made Enterprise Co. Ltd.	857,000	11,562,882
#	Niko Semiconductor Co. Ltd.	496,637	766,507
#	Nishoku Technology, Inc.	289,800	1,044,863
#	North-Star International Co. Ltd.	651,414	501,740
#	Nova Technology Corp.	198,000	1,214,831
#	Novatek Microelectronics Corp.	1,621,000	19,234,154
#	Nuvoton Technology Corp.	713,000	1,401,497
#	Nyquest Technology Co. Ltd.	100,000	122,873
#	O-Bank Co. Ltd.	5,030,961	1,458,837

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	OBI Pharma, Inc.	162,000	$142,078
#	Ocean Plastics Co. Ltd.	873,000	922,883
	OK Biotech Co. Ltd.	192,718	89,289
#*	Oneness Biotech Co. Ltd.	493,870	1,029,570
#	Optimax Technology Corp.	247,000	193,990
	Orient Europharma Co. Ltd.	150,000	214,205
#	Orient Semiconductor Electronics Ltd.	3,077,637	5,612,128
#*	Oriental Union Chemical Corp.	3,724,819	1,568,283
#	O-TA Precision Industry Co. Ltd.	451,683	1,024,048
#	Pacific Construction Co.	1,439,276	412,550
#	Pacific Hospital Supply Co. Ltd.	387,706	1,004,926
#	Paiho Shih Holdings Corp.	1,284,240	938,482
	Pan Asia Chemical Corp.	467,308	148,573
#	Pan German Universal Motors Ltd.	107,000	923,184
#	Pan Jit International, Inc.	1,917,074	5,462,259
#	Pan Ram International Corp.	119,000	250,199
#	Pan-International Industrial Corp.	2,668,854	4,344,559
#	Panion & BF Biotech, Inc.	429,753	890,482
#	Parade Technologies Ltd.	304,805	5,097,271
*	Paragon Technologies Co. Ltd.	331,248	220,081
#	Parpro Corp.	245,000	491,451
#*	PChome Online, Inc.	849,581	760,026
#	PCL Technologies, Inc.	397,129	1,606,220
#	P-Duke Technology Co. Ltd.	348,644	1,143,178
#	Pegatron Corp.	6,585,293	14,521,887
#	Pegavision Corp.	326,912	3,004,154
#	PharmaEngine, Inc.	241,000	509,676
#	PharmaEssentia Corp.	582,120	14,210,747
#*	Phihong Technology Co. Ltd.	283,000	258,820
#	Phison Electronics Corp.	488,000	36,190,389
#	Phoenix Silicon International Corp.	1,060,010	5,633,727
		Shares	Value»
TAIWAN — (Continued)
#	Phoenix Tours International, Inc.	210,840	$336,986
*	Phytohealth Corp.	433,000	193,103
#	Pixart Imaging, Inc.	995,000	6,277,549
#	Planet Technology Corp.	211,000	829,691
#	Plastron Precision Co. Ltd.	656,491	304,991
*	Plotech Co. Ltd.	459,800	162,374
	Podak Co. Ltd.	7,000	10,446
#	Polytronics Technology Corp.	404,239	515,595
#	Posiflex Technology, Inc.	311,939	1,759,478
	Potens Semiconductor Corp.	47,000	127,081
	Pou Chen Corp.	7,427,005	7,178,816
#	Power Wind Health Industry, Inc.	215,319	969,024
#*	Powerchip Semiconductor Manufacturing Corp.	12,317,000	26,426,974
	Powertech Technology, Inc.	4,340,580	34,371,112
	Powertip Technology Corp.	180,954	68,418
	Poya International Co. Ltd.	351,388	4,419,494
#	President Chain Store Corp.	2,218,728	15,065,552
	President Securities Corp.	7,052,808	6,548,914
	Primax Electronics Ltd.	3,242,000	8,086,423
#	Prince Housing & Development Corp.	7,775,140	2,078,215
*	Princeton Technology Corp.	117,000	57,923
#	Pro Hawk Corp.	93,000	512,226
#	Progate Group Corp.	20,957	94,415
	Promate Electronic Co. Ltd.	1,534,378	2,128,211
#	Prosperity Dielectrics Co. Ltd.	751,687	1,628,144
	PSS Co. Ltd.	3,000	13,336
	Qing Song Health Co. Ltd.	41,000	72,742
	Qisda Corp.	6,041,110	4,795,336
#	QST International Corp.	569,689	791,243
#	Qualipoly Chemical Corp.	681,893	3,315,740
#	Quang Viet Enterprise Co. Ltd.	299,356	649,514
#	Quanta Computer, Inc.	2,321,436	20,435,987

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Quanta Storage, Inc.	1,339,000	$4,486,179
#*	Quintain Steel Co. Ltd.	2,151,384	616,259
	Radiant Opto-Electronics Corp.	2,636,692	10,186,951
#	Radium Life Tech Co. Ltd.	5,251,853	1,783,696
#	Rafael Microelectronics, Inc.	94,097	438,609
#	Raydium Semiconductor Corp.	356,000	2,610,966
	Rayzher Industrial Co. Ltd.	15,000	97,524
#	Realtek Semiconductor Corp.	878,861	13,446,391
	ReaLy Development&Construction Corp.	10,000	10,925
#	Rechi Precision Co. Ltd.	2,437,292	1,967,432
#	Rexon Industrial Corp. Ltd.	862,559	724,284
#	Rich Development Co. Ltd.	4,103,532	1,032,305
#	Richmond International Travel & Tours Co. Ltd.	54,600	136,489
*	Right WAY Industrial Co. Ltd.	218,000	86,493
#	RiTdisplay Corp.	168,572	225,238
*	Ritek Corp.	4,923,593	2,117,580
	Rodex Fasteners Corp.	125,000	119,103
*	Roo Hsing Co. Ltd.	969,512	311,655
	Roundtop Machinery Industries Co. Ltd.	77,000	60,274
#	Ruby Tech Corp.	65,650	109,968
	Ruentex Development Co. Ltd.	4,682,217	4,278,957
	Ruentex Engineering & Construction Co.	686,179	3,647,953
#	Ruentex Industries Ltd.	3,149,253	5,038,541
#	Run Long Construction Co. Ltd.	2,313,261	2,304,014
#	Sakura Development Co. Ltd.	1,387,379	2,077,240
	Sampo Corp.	2,123,895	1,625,040
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,245,056
#	San Fu Chemical Co. Ltd.	181,000	712,806
		Shares	Value»
TAIWAN — (Continued)
	San Shing Fastech Corp.	684,622	$1,307,293
#	Sanyang Motor Co. Ltd.	3,330,802	6,321,878
#	Savior Lifetec Corp.	1,575,203	1,033,913
#	SCI Pharmtech, Inc.	376,696	618,192
#	Scientech Corp.	93,000	955,926
#	ScinoPharm Taiwan Ltd.	1,378,000	1,072,518
#	SciVision Biotech, Inc.	281,000	695,630
#	SDI Corp.	929,000	2,590,037
#	Sea & Land Integrated Corp.	92,500	52,703
#	Sea Sonic Electronics Co. Ltd.	276,000	565,481
#	Senao International Co. Ltd.	521,547	478,597
#	Senao Networks, Inc.	226,796	968,032
#	Sensortek Technology Corp.	132,000	768,743
#	Sercomm Corp.	2,116,000	5,719,364
#	Sesoda Corp.	1,358,261	1,436,909
	Shanghai Commercial & Savings Bank Ltd.	5,174,660	6,482,042
	Shan-Loong Transportation Co. Ltd.	619,247	269,122
#	Sharehope Medicine Co. Ltd.	740,890	560,886
	Sheh Fung Screws Co. Ltd.	78,000	80,047
#	Sheng Yu Steel Co. Ltd.	930,000	645,314
#	ShenMao Technology, Inc.	620,450	2,195,058
#	Shieh Yih Machinery Industry Co. Ltd.	625,000	724,302
#	Shih Her Technologies, Inc.	400,356	2,258,358
*	Shih Wei Navigation Co. Ltd.	2,664,634	1,494,126
*	Shihlin Development Co. Ltd.	123,000	44,798
#	Shihlin Electric & Engineering Corp.	888,787	6,428,695
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	236,695
	Shin Hai Gas Corp.	8,242	12,935
#	Shin Hsiung Natural Gas Co. Ltd.	269,651	358,152
#	Shin Ruenn Development Co. Ltd.	766,607	1,143,235

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Shin Natural Gas Co.	12,480	$15,747
#	Shin Zu Shing Co. Ltd.	1,139,411	7,527,738
	Shinfox Energy Co. Ltd.	8,012	12,051
*	Shining Building Business Co. Ltd.	2,773,622	793,073
	Shinkong Insurance Co. Ltd.	1,833,784	6,542,774
	Shinkong Synthetic Fibers Corp.	8,122,844	3,841,774
#	Shinkong Textile Co. Ltd.	920,169	2,169,368
#	Shiny Brands Group Co. Ltd.	46,200	153,180
#	Shiny Chemical Industrial Co. Ltd.	804,162	3,640,297
#*	Shun On Electronic Co. Ltd.	99,000	71,332
#	ShunSin Technology Holding Ltd.	27,000	136,281
#*	Shuttle, Inc.	2,415,000	1,238,915
	Sigurd Microelectronics Corp.	3,638,523	14,916,826
	Silergy Corp.	657,000	5,799,390
#	Silicon Integrated Systems Corp.	2,176,539	3,634,910
#*	Silicon Optronics, Inc.	50,000	104,411
#	Silicon Power Computer & Communications, Inc.	128,000	206,855
#	Silitech Technology Corp.	95,693	101,138
	Simplo Technology Co. Ltd.	764,880	8,412,771
	Sinbon Electronics Co. Ltd.	1,136,849	8,421,934
	Sincere Navigation Corp.	2,291,741	2,115,960
#	Singatron Enterprise Co. Ltd.	53,000	63,569
#	Single Well Industrial Corp.	243,351	180,137
	Sinher Technology, Inc.	406,000	303,819
#	Sinmag Equipment Corp.	300,519	1,236,170
#	Sino-American Silicon Products, Inc.	3,251,000	12,314,937
#	Sinon Corp.	3,121,740	4,498,636
	SinoPac Financial Holdings Co. Ltd.	45,224,458	40,963,585
#	Sinopower Semiconductor, Inc.	117,100	519,270
		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co. Ltd.	882,497	$872,238
	Sinyi Realty, Inc.	1,737,314	1,210,646
#	Sirtec International Co. Ltd.	581,000	486,994
	Sitronix Technology Corp.	733,774	4,525,692
#	Siward Crystal Technology Co. Ltd.	1,161,705	1,029,831
	Sixxon Tech Co. Ltd.	24,000	109,936
#*	Skardin Industrial Corp.	45,000	54,692
#	Soft-World International Corp.	385,000	1,244,784
	Solar Applied Materials Technology Corp.	2,698,531	5,442,823
#	Solteam, Inc.	482,269	764,585
*	Solytech Enterprise Corp.	310,000	122,457
#	Sonix Technology Co. Ltd.	910,000	1,048,579
#	Southeast Cement Co. Ltd.	1,181,000	608,852
*	Spectrum Electrics Corp.	59,000	52,391
#	Speed Tech Corp.	825,000	951,788
	Sporton International, Inc.	600,844	3,328,180
#	Sports Gear Co. Ltd.	173,000	554,178
#	St. Shine Optical Co. Ltd.	397,000	1,424,536
	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,090,241
#	Standard Foods Corp.	2,640,734	2,429,515
#	Stark Technology, Inc.	618,520	2,709,401
#*	Starlux Airlines Co. Ltd.	1,497,000	1,091,789
#	S-Tech Corp.	711,838	559,332
#	STL Technology Co. Ltd.	106,000	491,432
#	Sumeeko Industries Co. Ltd.	83,000	138,676
#*	Sun Yad Construction Co. Ltd.	662,885	291,494
	Sunfun Info Co. Ltd.	178,080	167,498
#	Sunjuice Holdings Co. Ltd.	83,900	416,912
*	Sunko INK Co. Ltd.	274,800	152,086
#	SunMax Biotechnology Co. Ltd.	146,000	1,798,458

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	$1,356,474
	Sunonwealth Electric Machine Industry Co. Ltd.	1,628,001	7,321,827
#	Sunplus Innovation Technology, Inc.	121,669	467,084
#*	Sunplus Technology Co. Ltd.	2,976,153	2,070,201
#	Sunrex Technology Corp.	1,211,145	1,445,109
	Sunspring Metal Corp.	823,291	577,854
#*	Super Dragon Technology Co. Ltd.	170,000	188,943
#	Superalloy Industrial Co. Ltd.	170,000	247,501
#	Superior Plating Technology Co. Ltd.	67,069	130,831
#	Supreme Electronics Co. Ltd.	3,451,051	9,168,354
#	Swancor Holding Co. Ltd.	365,000	1,341,504
#	Sweeten Real Estate Development Co. Ltd.	1,352,004	1,103,039
#	Symtek Automation Asia Co. Ltd.	442,967	2,045,429
#	Syncmold Enterprise Corp.	741,000	1,600,146
	SYNergy ScienTech Corp.	84,000	94,943
	Syngen Biotech Co. Ltd.	14,000	59,747
#	Synmosa Biopharma Corp.	1,731,523	1,780,623
#	Synnex Technology International Corp.	3,903,732	8,089,678
	Syn-Tech Chem & Pharm Co. Ltd.	32,000	73,099
#	Syscom Computer Engineering Co.	71,000	125,294
#	Systex Corp.	963,293	3,536,384
#	T3EX Global Holdings Corp.	776,178	1,601,099
#	TA Chen Stainless Pipe	8,330,558	10,341,714
#	Ta Ya Electric Wire & Cable	4,560,723	5,999,766
#	Tah Hsin Industrial Corp.	233,378	475,410
		Shares	Value»
TAIWAN — (Continued)
#	TAI Roun Products Co. Ltd.	228,000	$92,824
#	TA-I Technology Co. Ltd.	758,834	1,570,581
#	Tai Tung Communication Co. Ltd.	933,230	612,127
	Taichung Commercial Bank Co. Ltd.	30,172,796	19,159,620
#	TaiDoc Technology Corp.	531,532	2,263,022
#	Taiflex Scientific Co. Ltd.	1,255,657	3,469,508
	Tailyn Technologies, Inc.	73,000	60,522
#	Taimide Tech, Inc.	644,940	1,265,753
#	Tainan Enterprises Co. Ltd.	643,289	525,345
#	Tainan Spinning Co. Ltd.	7,898,791	3,407,112
*	Tainergy Tech Co. Ltd.	363,000	178,288
#	Tai-Saw Technology Co. Ltd.	498,960	475,390
#	TaiSol Electronics Co. Ltd.	478,000	770,656
#	Taisun Enterprise Co. Ltd.	1,090,775	632,184
#	Taita Chemical Co. Ltd.	1,632,792	630,319
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,540,789
#	Taiwan Acceptance Corp.	1,965,023	4,850,828
	Taiwan Business Bank	29,546,539	14,397,280
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	1,254,242
	Taiwan Cogeneration Corp.	2,955,578	4,050,915
	Taiwan Cooperative Financial Holding Co. Ltd.	21,164,872	15,817,470
	Taiwan Environment Scientific Co. Ltd.	91,280	54,562
#	Taiwan FamilyMart Co. Ltd.	205,000	1,237,617
	Taiwan Fertilizer Co. Ltd.	2,950,000	4,334,272
	Taiwan Fire & Marine Insurance Co. Ltd.	998,116	1,553,701
	Taiwan Fructose Co. Ltd.	63,540	37,539
#	Taiwan FU Hsing Industrial Co. Ltd.	908,800	1,382,139

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan Glass Industry Corp.	6,301,904	$9,524,094
	Taiwan High Speed Rail Corp.	5,263,000	4,567,354
#	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	8,966,608
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,518,078
*	Taiwan IC Packaging Corp.	305,000	205,040
††	Taiwan Land Development Corp.	6,008,009	95,933
#	Taiwan Line Tek Electronic	515,700	397,565
#*	Taiwan Mask Corp.	1,529,000	1,893,346
#	Taiwan Mobile Co. Ltd.	5,989,900	20,084,331
	Taiwan Navigation Co. Ltd.	1,677,720	1,652,279
#	Taiwan Paiho Ltd.	2,145,152	3,395,247
#	Taiwan PCB Techvest Co. Ltd.	2,149,816	2,407,944
#	Taiwan Sakura Corp.	1,186,243	3,134,977
#	Taiwan Sanyo Electric Co. Ltd.	541,650	591,123
	Taiwan Secom Co. Ltd.	1,664,405	5,632,312
#	Taiwan Semiconductor Co. Ltd.	1,689,000	3,395,341
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	2,219,060,649
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,302,196	761,013,910
	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,229,517
	Taiwan Speciality Chemicals Corp.	54,000	546,193
#	Taiwan Steel Union Co. Ltd.	141,000	478,374
#*	Taiwan Styrene Monomer	3,104,404	877,505
	Taiwan Surface Mounting Technology Corp.	2,268,674	6,617,936
	Taiwan Takisawa Technology Co. Ltd.	13,000	17,312
#	Taiwan Taxi Co. Ltd.	210,722	840,365
#*	Taiwan TEA Corp.	4,313,896	1,789,986
#	Taiwan Union Technology Corp.	1,424,000	22,522,874
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan-Asia Semiconductor Corp.	2,113,537	$1,707,367
#	Taiyen Biotech Co. Ltd.	707,910	709,064
*	Tang Eng Iron Works Co. Ltd.	78,000	72,258
#	Tatung Co. Ltd.	6,734,758	8,260,519
#*	TBI Motion Technology Co. Ltd.	323,000	488,876
	TCC Group Holdings Co. Ltd.	17,197,055	14,388,395
#	TCI Co. Ltd.	769,282	3,725,161
#	Te Chang Construction Co. Ltd.	499,980	1,071,434
#	Teco Electric & Machinery Co. Ltd.	4,344,000	11,080,023
#	Tehmag Foods Corp.	120,860	1,073,998
#	Ten Ren Tea Co. Ltd.	171,170	174,190
#	Tera Autotech Corp.	153,863	128,480
#	Test Research, Inc.	1,115,370	6,332,994
#	Test Rite International Co. Ltd.	1,513,166	973,956
*	Thermaltake Technology Co. Ltd.	246,391	244,570
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,736,541
	Thye Ming Industrial Co. Ltd.	648,912	1,453,400
	Tigerair Taiwan Co. Ltd.	23,000	49,140
	Tofu Restaurant Co. Ltd.	27,280	179,066
#	Ton Yi Industrial Corp.	6,541,300	3,707,838
#	Tong Hsing Electronic Industries Ltd.	1,332,637	5,902,481
#	Tong Yang Industry Co. Ltd.	2,306,341	7,993,433
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,627,193
	Top Union Electronics Corp.	915,232	849,198
	Topco Scientific Co. Ltd.	1,091,707	11,083,807
	Topco Technologies Corp.	313,468	619,386
#	Topkey Corp.	465,000	2,336,965
#	Topoint Technology Co. Ltd.	1,058,498	6,779,057
	Toung Loong Textile Manufacturing	626,980	336,695
#	TPK Holding Co. Ltd.	2,495,000	3,062,710

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	388,000	$1,171,901
	Transart Graphics Co. Ltd.	31,000	41,445
#	Transcend Information, Inc.	1,184,870	9,864,379
	Transcom, Inc.	323,433	1,403,222
	TricornTech Taiwan Corp.	28,000	37,758
	Tripod Technology Corp.	1,865,660	21,987,389
#	Trusval Technology Co. Ltd.	48,175	370,328
#	TS Financial Holding Co. Ltd (2887 TT)	66,884,849	48,071,193
*	TS Financial Holding Co. Ltd (28871 TT)	8,362,593	2,473,890
	Tsang Yow Industrial Co. Ltd.	383,000	289,372
#	Tsann Kuen Enterprise Co. Ltd.	497,865	358,160
#	TSC Auto ID Technology Co. Ltd.	215,085	1,322,478
#*	TSEC Corp.	1,073,000	1,316,316
#	TSRC Corp.	4,275,154	2,063,915
	TST Group Holding Ltd.	6,600	21,101
	Ttet Union Corp.	262,000	1,215,120
#	TTFB Co. Ltd.	162,994	898,056
	TTY Biopharm Co. Ltd.	1,555,991	4,211,312
#*	Tul Corp.	46,000	88,184
#	Tung Ho Steel Enterprise Corp.	4,416,052	9,717,865
	Tung Ho Textile Co. Ltd.	15,300	9,549
#	Tung Thih Electronic Co. Ltd.	475,696	852,330
#	TURVO International Co. Ltd.	275,515	2,511,626
#*	Twinhead International Corp.	52,000	102,909
#	TXC Corp.	2,510,762	6,867,646
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,898,184
#*	Tycoons Group Enterprise	2,320,327	672,197
#	Tyntek Corp.	1,782,413	1,096,551
	TZE Shin International Co. Ltd.	652,200	311,877
#	UDE Corp.	533,000	1,834,961
#	Ultra Chip, Inc.	380,000	572,700
	U-MEDIA Communications, Inc.	22,000	37,312
		Shares	Value»
TAIWAN — (Continued)
	U-Ming Marine Transport Corp.	3,491,200	$6,862,976
#	Unic Technology Corp.	517,000	480,711
	Unictron Technologies Corp.	76,000	134,379
	Unimicron Technology Corp.	4,374,043	51,993,428
#	Union Bank of Taiwan	11,816,013	7,002,764
	Union Insurance Co. Ltd.	250,000	227,535
#	Uni-President Enterprises Corp.	15,801,734	35,949,301
	Unitech Computer Co. Ltd.	543,365	703,884
#	Unitech Printed Circuit Board Corp.	4,418,078	7,209,036
#	United Alloy-Tech Co.	59,000	111,689
	United Integrated Services Co. Ltd.	937,640	26,737,895
	United Microelectronics Corp. (2303 TT)	25,952,441	51,638,947
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	843,535
	United Orthopedic Corp.	576,468	1,957,842
#	United Radiant Technology	548,000	427,635
*	United Recommend International Co. Ltd.	232,785	228,436
*	United Renewable Energy Co. Ltd.	8,651,644	3,065,543
#	Univacco Technology, Inc.	313,000	451,893
#	Universal Cement Corp.	2,954,065	2,771,862
*	Universal Microelectronics Co. Ltd.	29,000	36,156
#	Universal Microwave Technology, Inc.	115,000	3,976,769
	Universal Textile Co. Ltd.	46,000	20,975
#	Universal Vision Biotechnology Co. Ltd.	353,764	1,607,012
#	Universal, Inc.	199,000	189,289
#	UPC Technology Corp.	5,396,684	1,908,391
	UPI Semiconductor Corp.	54,000	345,693

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Userjoy Technology Co. Ltd.	362,589	$859,838
#	USI Corp.	3,785,226	1,447,849
#*	Usun Technology Co. Ltd.	212,100	332,740
	U-Tech Media Corp.	354,000	152,725
#	Utechzone Co. Ltd.	377,000	1,268,472
#	UVAT Technology Co. Ltd.	189,000	395,797
#	Value Valves Co. Ltd.	207,000	538,525
#	Vanguard International Semiconductor Corp.	5,395,382	24,457,805
	Ve Wong Corp.	704,524	881,527
#	Ventec International Group Co. Ltd.	445,000	1,262,630
#	VIA Labs, Inc.	126,000	312,342
#	Via Technologies, Inc.	80,000	130,962
#*	Victory New Materials Ltd. Co.	596,500	127,725
#	Viking Tech Corp.	467,000	843,598
#	Visco Vision, Inc.	259,000	1,398,692
#	VisEra Technologies Co. Ltd.	355,000	3,171,590
#	Visual Photonics Epitaxy Co. Ltd.	725,224	3,836,137
	Vivotek, Inc.	74,000	232,871
	Vizionfocus, Inc.	62,000	344,888
	Voltronic Power Technology Corp.	246,007	6,607,731
#*	Wafer Works Corp.	4,170,113	4,874,337
#	Waffer Technology Corp.	821,479	1,485,470
#	Wah Hong Industrial Corp.	418,280	550,337
#	Wah Lee Industrial Corp.	1,303,400	5,107,293
#	Walsin Lihwa Corp.	8,839,979	12,098,501
#	Walsin Technology Corp.	2,132,496	9,151,635
#	Walton Advanced Engineering, Inc.	2,036,662	5,007,342
	Wan Hai Lines Ltd.	2,694,972	6,311,616
	WAN HWA Enterprise Co.	428,452	150,059
	Waste Recovery Technology, Inc.	7,000	50,652
	Wave Power Technology, Inc.	9,000	53,278
#*	We & Win Development Co. Ltd.	507,000	168,385
#	We&Win Diversification Co. Ltd.	421,898	290,579
#*	WEI Chih Steel Industrial Co. Ltd.	365,000	232,082
		Shares	Value»
TAIWAN — (Continued)
#	Wei Chuan Foods Corp.	2,417,000	$1,120,282
#	Weikeng Industrial Co. Ltd.	2,926,979	2,851,984
#	Well Shin Technology Co. Ltd.	642,443	1,041,658
#	Welldone Co.	176,000	273,486
#	WELLELL, Inc.	308,463	225,521
	Weltrend Semiconductor	29,000	47,786
*	Wha Yu Industrial Co. Ltd.	425,000	196,081
#	Wholetech System Hitech Ltd.	393,000	1,633,989
#	Win Semiconductors Corp.	2,038,248	15,071,778
*	Winbond Electronics Corp.	12,385,328	48,975,816
#	Winmate, Inc.	208,000	953,385
#	Winstek Semiconductor Co. Ltd.	523,000	2,307,269
*††	Wintek Corp.	6,349,135	0
#	WinWay Technology Co. Ltd.	68,000	8,359,236
#	Wisdom Marine Lines Co. Ltd.	3,469,849	7,765,724
#	Wiselink Co. Ltd.	353,947	2,208,334
#	Wistron Corp.	6,777,169	27,734,861
#	WITS Corp.	278,365	1,073,906
#	Wiwynn Corp.	217,000	24,323,985
	WNC Corp.	2,000,896	11,668,879
#	Wonderful Hi-Tech Co. Ltd.	736,000	1,103,402
	Wowprime Corp.	694,856	4,692,146
#	WPG Holdings Ltd.	5,574,957	11,338,374
#	WT Microelectronics Co. Ltd.	2,124,766	10,489,793
#	WUS Printed Circuit Co. Ltd.	1,091,507	3,370,739
	XAC Automation Corp.	271,000	217,156
#	XinTec, Inc.	1,210,000	6,400,611
#	X-Legend Entertainment Co. Ltd.	60,000	196,770
#	Xxentria Technology Materials Corp.	1,120,098	1,355,070
	Ya Horng Electronic Co. Ltd.	129,000	223,851
	Yageo Corp.	4,214,628	36,795,293
#	Yang Ming Marine Transport Corp.	6,737,491	11,431,579
#	Yankey Engineering Co. Ltd.	299,202	5,608,265
*	Yao Sheng Electronic Co. Ltd.	23,000	50,995

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	YC INOX Co. Ltd.	2,694,814	$1,915,070
#	YCC Parts Manufacturing Co. Ltd.	109,000	147,250
#	Yea Shin International Development Co. Ltd.	1,697,961	1,327,733
*	Yeh-Chiang Technology Corp.	39,000	34,511
#	Yem Chio Co. Ltd.	3,031,505	1,294,646
#	Yen Sun Technology Corp.	418,000	670,168
#*	Yeong Guan Energy Technology Group Co. Ltd.	808,323	436,723
#	YFC-Boneagle Electric Co. Ltd.	740,454	662,927
	YFY, Inc.	7,432,997	5,904,060
#	Yi Jinn Industrial Co. Ltd.	1,461,700	707,809
*	Yieh Hsing Enterprise Co. Ltd.	150,000	42,823
*	Yieh Phui Enterprise Co. Ltd.	6,780,358	3,348,574
#	Yonyu Plastics Co. Ltd.	546,050	325,215
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,357,081
*	Young Optics, Inc.	20,000	34,266
#	Youngtek Electronics Corp.	862,569	1,950,918
#	Yuan High-Tech Development Co. Ltd.	26,000	128,037
	Yuanta Financial Holding Co. Ltd.	31,072,796	42,328,322
	Yuanta Futures Co. Ltd.	212,799	635,144
#	Yuen Chang Stainless Steel Co. Ltd.	281,000	183,475
#	Yuen Foong Yu Consumer Products Co. Ltd.	462,000	563,319
#	Yulon Motor Co. Ltd.	3,726,526	3,664,485
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	932,010
	Yungshin Construction & Development Co. Ltd.	805,200	1,517,994
#	YungShin Global Holding Corp.	1,316,400	2,328,443
#	Yusin Holding Corp.	191,650	418,137
		Shares	Value»
TAIWAN — (Continued)
#	Zeng Hsing Industrial Co. Ltd.	401,733	$1,222,401
#	Zenitron Corp.	1,297,000	1,880,999
#	Zero One Technology Co. Ltd.	664,868	2,344,313
	Zhen Ding Technology Holding Ltd.	3,373,350	20,788,644
*	Zhong Yang Technology Co. Ltd.	89,000	103,823
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	894,199
#	ZillTek Technology Corp.	80,000	465,883
#*	Zinwell Corp.	2,008,979	2,608,217
#	Zippy Technology Corp.	765,028	1,221,190
#	Zyxel Group Corp.	2,120,320	2,437,819
TOTAL TAIWAN			7,534,405,976
THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	839,345
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	12,495
#*	Absolute Clean Energy PCL	11,959,500	490,375
	Advanced Info Service PCL	2,305,509	25,569,023
	Advanced Information Technology PCL, Class F	7,482,550	1,183,545
	AEON Thana Sinsap Thailand PCL	519,700	1,593,463
	After You PCL	1,622,100	254,798
	Airports of Thailand PCL	5,831,200	9,308,933
	Allianz Ayudhya Capital PCL	136,600	157,475
	Amata Corp. PCL	5,416,200	2,690,910
*	Ananda Development PCL	16,269,707	210,826
#	AP Thailand PCL	18,573,436	5,339,052
	Asia Plus Group Holdings PCL	18,197,900	1,215,708
	Asia Sermkij Leasing PCL ASK/F TB	202,800	49,676
	Asia Sermkij Leasing PCL ASK-R TB, NVDR	2,185,000	535,219
#	Asian Alliance International PCL	1,859,200	249,039
	Asian Insulators PCL	2,470,690	235,365
	Asian Sea Corp. PCL	2,165,150	513,102
#	Asset World Corp. PCL	18,355,800	1,266,731

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Assetwise PCL	81,810	$15,718
	B Grimm Power PCL	2,416,100	979,269
	Bangchak Corp. PCL	7,867,792	7,566,600
#	Bangkok Airways PCL	3,334,600	1,615,934
	Bangkok Aviation Fuel Services PCL	234,900	64,417
	Bangkok Bank PCL (BBLF TB)	2,198,200	11,027,273
#	Bangkok Chain Hospital PCL	3,655,150	1,172,208
	Bangkok Commercial Asset Management PCL	11,347,498	2,881,152
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	9,124,585
#	Bangkok Expressway & Metro PCL	14,486,255	2,416,783
	Bangkok Land PCL	83,505,748	1,194,014
	Bangkok Life Assurance PCL, NVDR	1,617,728	1,094,864
	Bangkok Ranch PCL	4,050,800	209,784
	Banpu PCL	25,360,513	4,312,730
	BCPG PCL	2,964,600	668,044
#	BEC World PCL	6,788,131	396,893
#	Berli Jucker PCL	4,025,650	1,844,352
	Betagro PCL	1,605,400	868,273
*	Better World Green PCL	16,921,667	139,700
*	Beyond Securities PCL	1,832,100	29,009
	BKI Holdings PCL	165,140	1,580,328
	Bluebik Group PCL	10,300	4,939
*	Bound & Beyond PCL	614,200	162,413
	Brooker Group PCL	1,129,100	7,526
*	BTS Group Holdings PCL	29,885,100	2,064,540
	Bumrungrad Hospital PCL	1,461,400	7,775,255
#	Cal-Comp Electronics Thailand PCL, Class F	18,230,938	2,757,339
	Carabao Group PCL	925,500	1,269,405
	Central Pattana PCL	3,142,600	5,749,166
#	Central Plaza Hotel PCL	1,194,700	1,334,366
#	Central Retail Corp. PCL	5,238,817	3,269,042
	CH Karnchang PCL	5,295,967	2,103,396
	Charoen Pokphand Foods PCL	11,385,800	7,458,256
	Chayo Group PCL	3,417,042	130,313
#	Chularat Hospital PCL	23,838,200	1,188,572
	CK Power PCL	8,164,000	592,573
		Shares	Value»
THAILAND — (Continued)
	Com7 PCL	3,942,800	$2,739,335
	Cotto F	6,288,800	37,975
*	Country Group Development PCL	570,800	1,991
*	Country Group Holdings PCL	14,076,611	215,303
	CP ALL PCL	4,728,400	6,518,812
#	CP Axtra PCL	1,266,000	594,141
	Delta Electronics Thailand PCL	3,894,500	25,198,148
	Dhipaya Group Holdings PCL	3,251,600	2,085,397
	Diamond Building Products PCL	1,468,200	235,367
#	Dohome PCL	6,106,633	683,403
	Don Muang Tollway PCL	980,000	330,067
#	Dynasty Ceramic PCL	17,934,150	694,919
	Eastern Polymer Group PCL	5,797,332	594,712
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	278,707
	Ekachai Medical Care PCL	2,248,790	355,976
	Electricity Generating PCL	577,800	2,150,297
#*	Energy Absolute PCL	27,466,500	2,392,864
	Erawan Group PCL	12,805,000	1,031,168
	Exotic Food PCL	1,287,100	575,911
#*	Forth Corp. PCL	1,124,700	207,152
	Forth Smart Service PCL	1,561,949	307,819
	Fortune Parts Industry PCL	2,261,200	130,550
	Frasers Property Thailand PCL	109,400	20,967
	GFPT PCL	3,991,922	1,215,806
	Global Green Chemicals PCL	17,400	1,773
	Global Power Synergy PCL	586,726	659,337
*	Gulf Development PCL	3,196,009	4,754,100
	Gunkul Engineering PCL	21,689,000	1,252,575
	Haad Thip PCL	1,429,600	685,407
#	Hana Microelectronics PCL	3,531,053	1,955,306
	Heng Leasing & Capital PCL	6,362,100	190,395
#	Home Product Center PCL	15,956,815	3,589,544
	Humanica PCL	210,400	33,139

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Hwa Fong Rubber Thailand PCL, Class F	695,600	$93,958
	ICC International PCL	87,738	68,879
	Ichitan Group PCL	5,097,900	2,252,844
	Index Livingmall PCL	1,259,900	531,979
#	Indorama Ventures PCL	5,093,000	3,298,189
	Interlink Communication PCL	2,238,550	336,594
	Internet Thailand PCL	66,500	7,811
#	IRPC PCL	49,131,190	1,812,918
	IT City PCL	163,900	17,151
	I-TAIL Corp. PCL	664,700	362,845
#*	Italian-Thai Development PCL	38,425,873	268,146
*††	ITV PLC	183,700	0
#*	Jasmine Technology Solution PCL	338,000	574,874
#	Jaymart Group Holdings PCL	3,400,600	782,093
#	JMT Network Services PCL	3,392,997	913,274
	Kang Yong Electric PCL	8,200	76,130
	Karmarts PCL	4,968,793	1,395,483
	Kasikornbank PCL (KBANKF TB)	91,000	543,498
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	4,264,371
#	KCE Electronics PCL	3,848,464	2,295,465
	KGI Securities Thailand PCL	7,289,600	955,412
#	Khon Kaen Sugar Industry PCL	15,113,249	589,345
#	Kiatnakin Phatra Bank PCL	1,091,107	2,495,589
	Klinique Medical Clinic PCL	15,700	11,445
	Krung Thai Bank PCL	6,944,432	6,231,479
	Krungthai Card PCL	2,212,600	2,012,068
	Ladprao General Hospital PCL, Class F	256,700	30,208
	Lalin Property PCL	1,613,800	241,859
	Lam Soon Thailand PCL	2,756,000	413,048
#	Land & Houses PCL (LHF TB)	15,209,140	1,884,036
	Land & Houses PCL (LHR TB), NVDR	3,074,080	380,802
	Lanna Resources PCL	167,000	82,896
	LH Financial Group PCL	28,155,159	876,047
		Shares	Value»
THAILAND — (Continued)
	Loxley PCL	11,146,635	$444,532
#	LPN Development PCL	9,471,996	473,093
	Major Cineplex Group PCL	2,400,300	503,523
	Malee Group PCL	816,800	103,085
	MBK PCL	5,444,728	3,116,553
	MC Group PCL	2,311,500	850,948
	MCS Steel PCL	3,495,200	949,568
*	MDX PCL	484,300	37,597
	Mega Lifesciences PCL	2,158,200	2,473,345
	Minor International PCL	10,628,130	7,705,196
#	MK Restaurants Group PCL	1,341,300	802,970
*	Mono Next PCL	5,802,100	209,811
#	Moshi Moshi Retail Corp. PLC	365,600	404,073
	Muang Thai Insurance PCL	261,900	131,512
#	Muangthai Capital PCL	2,462,600	2,638,540
	Namyong Terminal PCL	2,643,000	265,251
	Netbay PCL	672,474	463,997
	Next Capital PCL	252,800	22,309
	Nonthavej Hospital PCL	72,300	51,911
	Northeast Rubber PCL	9,303,400	1,412,322
	NSL Foods PCL	334,800	245,737
#	Origin Property PCL	5,780,135	316,806
	Osotspa PCL	2,845,000	1,590,179
#	Plan B Media PCL	8,789,168	1,018,167
*	Platinum Group PCL, Class F	2,830,700	95,316
	Polyplex Thailand PCL	2,228,587	573,884
	Praram 9 Hospital PCL	1,807,850	1,090,175
	Precious Shipping PCL	8,257,500	1,668,937
	Premier Marketing PCL	2,431,700	926,944
#	Prima Marine PCL	6,552,234	1,488,230
	Principal Capital PCL	1,957,300	105,634
*	Property Perfect PCL	23,301,687	36,665
#	Pruksa Holding PCL	4,631,700	529,545
*	PSG Corp. PCL	177,171	12,951
	PTG Energy PCL	8,086,600	1,939,232
	PTT Exploration & Production PCL	5,536,569	21,643,664
#	PTT Global Chemical PCL	4,421,558	3,469,160
	PTT Oil & Retail Business PCL	4,439,200	1,911,866
	PTT PCL	35,744,600	38,585,803

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Quality Houses PCL	46,306,104	$1,899,892
	R&B Food Supply PCL	1,203,800	118,542
*	Raimon Land PCL	16,720,300	58,781
	Rajthanee Hospital PCL	1,046,000	425,572
#	Ratch Group PCL	2,390,200	2,354,269
	Ratchaphruek Hospital PCL	2,714,500	422,832
#	Ratchthani Leasing PCL	15,207,094	803,125
	Regional Container Lines PCL	2,570,000	2,248,325
#	Rojana Industrial Park PCL	5,736,912	838,144
	S Hotels & Resorts PCL	8,172,386	432,878
	Sabina PCL	681,515	345,885
	Saha Pathana Inter-Holding PCL	50,400	67,467
	Saha-Union PCL	755,300	653,148
	Saksiam Leasing PCL	3,385,700	346,467
	Samart Corp. PCL	2,520,199	471,020
#	Sansiri PCL	97,195,985	4,236,704
#	Sappe PCL	825,800	865,488
#	SC Asset Corp. PCL	12,461,716	676,939
	SCB X PCL	1,779,569	7,660,682
	SCG Packaging PCL	4,434,300	2,804,048
#	SCGJWD Logistics PCL	160,400	35,432
	Sena Development PCL	4,559,850	244,877
#	Sermsang Power Corp. Co. Ltd.	2,443,806	240,911
	Siam Cement PCL	1,180,900	7,710,481
#	Siam Global House PCL	2,584,715	565,135
	Siam Wellness Group PCL	3,501,200	332,848
	Siamgas & Petrochemicals PCL	5,893,300	1,366,625
	Sikarin PCL, Class F	1,379,500	318,076
#*	Singer Thailand PCL	2,614,600	394,780
#	Singha Estate PCL	21,262,581	324,260
	SiS Distribution Thailand PCL	260,200	166,994
#	SISB PCL	1,235,400	407,298
*	SKY ICT PCL	257,600	86,885
*	SNC Former PCL	1,905,000	358,734
	Somboon Advance Technology PCL	2,088,125	981,707
	SPCG PCL	3,684,200	1,123,392
#	Sri Trang Agro-Industry PCL	6,245,282	2,542,168
		Shares	Value»
THAILAND — (Continued)
#	Sri Trang Gloves Thailand PCL	5,264,877	$1,498,735
#	Srinanaporn Marketing PCL	1,416,100	322,639
	Srisawad Capital 1969 PCL, Class F	4,689,815	147,033
	Srisawad Corp. PCL	4,001,780	3,159,851
	Srithai Superware PCL	8,983,000	296,982
	Srivichai Vejvivat PCL	2,916,291	758,701
#	Star Petroleum Refining PCL	11,350,099	2,442,522
#*	Stecon Group PCL	4,183,287	1,052,452
*	Stella X PCL	13,241,300	76,010
*	STP & I PCL	6,034,579	876,753
#	Supalai PCL	9,224,625	5,331,214
*	Super Energy Corp. PCL	141,162,575	487,817
	Susco PCL	4,075,000	284,744
#	SVI PCL	2,050,000	479,697
	Syntec Construction PCL	7,690,300	397,025
	TAC Consumer PCL	2,816,769	487,442
#	Taokaenoi Food & Marketing PCL, Class F	2,789,200	360,725
*	Tata Steel Thailand PCL	20,449,400	487,341
	Thai Coconut PCL	139,800	24,074
	Thai Life Insurance PCL	2,448,600	923,543
	Thai Nakarin Hospital PCL	168,000	169,259
#	Thai Oil PCL	3,810,389	5,182,379
*	Thai Reinsurance PCL	8,794,100	103,627
	Thai Stanley Electric PCL (STANLY/F TB), Class F	231,200	1,399,520
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	45,400
	Thai Union Group PCL	9,176,360	3,438,502
	Thai Vegetable Oil PCL	3,470,257	2,579,082
	Thai Wah PCL	2,681,700	246,959
#*	Thaicom PCL	4,237,800	1,235,374
#	Thaifoods Group PCL	11,078,226	1,673,222
	Thanachart Capital PCL	1,058,300	1,983,582
*	Thonburi Healthcare Group PCL	1,038,380	283,273
	Thoresen Thai Agencies PCL	9,620,600	1,290,903
	TIDLOR Holdings PCL	3,981,853	2,146,441

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL (TASCO/F TB)	3,124,390	$1,399,630
	TIPCO Foods PCL	337,300	82,833
	Tisco Financial Group PCL (TISCO/F TB)	681,500	2,434,168
	TKS Technologies PCL	1,669,072	328,336
#	TMBThanachart Bank PCL	56,078,683	3,594,997
*	TMT Steel PCL	2,855,800	246,263
	TOA Paint Thailand PCL	2,134,899	984,356
#	TPI Polene PCL	47,951,060	1,113,551
	TPI Polene Power PCL	15,024,840	874,111
#	TQM Alpha PCL	1,138,196	433,722
	Triple i Logistics PCL	352,900	43,553
	True Corp. PCL	42,384,284	15,609,979
	TTW PCL	6,182,000	1,806,668
	Union Auction PCL	1,622,000	268,173
#	Unique Engineering & Construction PCL	5,285,405	470,381
	United Paper PCL	2,202,500	528,177
	Univanich Palm Oil PCL	5,283,100	2,149,713
	Vanachai Group PCL	5,890,840	317,440
	VGI PCL	26,204,700	715,192
	WHA Corp. PCL	24,223,400	2,669,319
	WHA Utilities & Power PCL	822,962	119,006
*	Xspring Capital PCL	27,422,133	400,734
TOTAL THAILAND			458,106,177
TURKEY — (0.9%)
*	Adese Gayrimenkul Yatirim AS	32,035,550	972,630
	Afyon Cimento Sanayi TAS	154,137	51,954
	Agesa Hayat ve Emeklilik AS	307,731	1,780,491
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	742,546	452,916
	Akbank TAS	11,333,136	24,242,256
	Akcansa Cimento AS	311,923	1,396,853
*	Akenerji Elektrik Uretim AS	1,388,634	350,735
*	Akfen Yenilenebilir Enerji AS	1,122,582	482,724
	Aksa Akrilik Kimya Sanayii AS	8,621,737	2,196,452
#*	Aksa Enerji Uretim AS	1,048,297	1,779,448
*	Aksigorta AS	3,309,820	628,984
#	Alarko Holding AS	1,224,384	3,050,465
	Albaraka Turk Katilim Bankasi AS	17,445,925	3,713,976
		Shares	Value»
TURKEY — (Continued)
*	Alcatel-Lucent Teletas Telekomunikasyon AS	1,192	$3,807
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	129,530
*	Alkim Alkali Kimya AS	996,296	444,612
	Anadolu Anonim Turk Sigorta Sirketi	5,387,328	3,542,170
	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,303,019	2,346,355
	Anadolu Hayat Emeklilik AS	543,905	1,546,001
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	128,707	178,960
*	Anel Elektrik Proje Taahhut ve Ticaret AS	109,746	41,287
#*	Arcelik AS	274,321	720,892
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,087,878
*	Arsan Tekstil Ticaret ve Sanayi AS	419,812	41,394
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	8,446,612
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	912,035	3,348,786
*	Aydem Yenilenebilir Enerji AS	786,120	452,413
	Aygaz AS	369,530	2,038,800
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	90,438	95,410
#*	Baticim Bati Anadolu Cimento Sanayii AS	16,623,032	1,845,303
*	BatiSoke Soke Cimento Sanayii TAS	1,317,356	826,902
*	Bera Holding AS	5,606,831	2,325,264
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	1,224,208	403,544
*	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS	142,433	78,577
	BIM Birlesik Magazalar AS	286,459	4,371,565
*	Biotrend Cevre VE Enerji Yatirimlari AS	527,530	231,337

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Bogazici Beton Sanayi Ve Ticaret AS	677,027	$326,670
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	716,974
	Borusan Yatirim ve Pazarlama AS	5,752	305,276
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	27,568	100,143
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	159,462	334,315
	Bursa Cimento Fabrikasi AS	2,543,079	407,338
*	Can2 Termik AS	23,531,617	1,132,782
	Celebi Hava Servisi AS	17,928	751,498
*	Cemas Dokum Sanayi AS	2,954,461	396,993
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	453,653
#	Cimsa Cimento Sanayi VE Ticaret AS	1,473,250	1,746,123
#	Coca-Cola Icecek AS	2,399,331	3,977,247
*	DAP Gayrimenkul Gelistirme AS	1,041,464	259,094
*	Dardanel Onentas Gida Sanayi AS	5,277,015	296,554
*	Deva Holding AS	229,627	352,806
#	Dogan Sirketler Grubu Holding AS	7,840,221	3,915,650
	Dogu Aras Enerji Yatirimlari AS	47,992	90,550
#	Dogus Otomotiv Servis ve Ticaret AS	778,404	4,110,343
	Eczacibasi Yatirim Holding Ortakligi AS	98,841	751,403
	EGE Endustri VE Ticaret AS	3,709	631,846
	EGE Gubre Sanayii AS	347,924	755,429
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	587,737	1,611,012
*	Emek Elektrik Endustrisi AS	53,270	24,841
Ω	Enerjisa Enerji AS	572,782	1,379,934
	Enerya Enerji AS	1,200,628	274,050
#	Enka Insaat ve Sanayi AS	2,194,936	4,931,832
		Shares	Value»
TURKEY — (Continued)
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	92,040	$442,419
	Eregli Demir ve Celik Fabrikalari TAS	5,478,716	3,546,697
	Escar Turizm Tasimacilik Ticaret AS	665,193	429,087
*	Esenboga Elektrik Uretim AS	3,491,272	317,102
*	Europen Endustri Insaat Sanayi VE Ticaret AS	6,155,628	711,450
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	174,814	167,381
#	Ford Otomotiv Sanayi AS	563,270	1,472,290
	Galata Wind Enerji AS	336,106	204,291
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	85,373	237,077
	Gentas Genel Metal Sanayi ve Ticaret AS	169,935	49,310
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	61,612	85,252
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	333,707	425,466
	Global Yatirim Holding AS	15,717,855	5,308,069
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	803,274	419,135
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	95,322	782,787
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,465,574	859,390
*	GSD Holding AS	7,991,502	928,657
#*	Gubre Fabrikalari TAS	144,897	1,604,050
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	63,436	555,700

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS	75,468	$73,933
*	Hitit Bilgisayar Hizmetleri AS	261,415	272,994
*	HUN Yenilenebilir Enerji Uretim AS	1,069,783	80,192
*	IC Enterra Yenilenebilir Enerji AS	479,976	122,745
*	Ihlas Holding AS	5,376,582	284,045
*	Imas Makina Sanayi AS	2,368,763	263,302
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,391,591	878,053
*	Info Yatirim AS	1,997,122	199,977
*	Is Finansal Kiralama AS	4,278,335	2,115,144
	Is Yatirim Menkul Degerler AS	2,772,022	3,064,134
*	Izdemir Enerji Elektrik Uretim AS	3,937,465	863,726
*	Izmir Demir Celik Sanayi AS	4,758,783	798,909
*	Izmir Firca Sanayi ve Ticaret AS	40,029	50,005
	Jantsa Jant Sanayi Ve Ticaret AS	566,517	257,145
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	617,662
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	1,650,788	1,073,841
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	4,634,240
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,230,120	281,069
*	Kartonsan Karton Sanayi ve Ticaret AS	27,238	50,701
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	1,116,777
*	Kayseri Seker Fabrikasi AS	1,156,313	130,295
		Shares	Value»
TURKEY — (Continued)
*	Kervan Gida Sanayi Ve Ticaret AS	4,757,644	$351,855
	Kiler Holding AS	86,480	1,173,625
#	KOC Holding AS	2,000,948	9,570,169
	Kocaer Celik Sanayi Ve Ticaret AS	1,956,767	521,427
#	Kontrolmatik Enerji Ve Muhendislik AS	245,638	55,457
*	Konya Cimento Sanayii AS	4,804	500,375
#*	Kordsa Teknik Tekstil AS	311,684	385,981
	LDR Turizm AS	1,210,604	2,001,338
	Lila Kagit Sanayi ve Ticaret AS	301,350	221,528
	Logo Yazilim Sanayi Ve Ticaret AS	395,145	1,504,298
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	1,011,043	412,718
*	Loras Holding AS	4,813,599	474,091
*	Margun Enerji Uretim Sanayi VE Ticaret AS	1,591,407	1,506,019
#*	Marmara Holding AS	3,113,705	183,669
	Matriks Finansal Teknolojiler AS	19,447	10,889
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	3,502,985
*	Mega Metal Sanayi VE Ticaret AS	299,622	452,374
	Merit Turizm Yatirim ve Isletme AS	271,836	105,359
#*	MIA Teknoloji AS	1,546,266	1,324,151
#	Migros Ticaret AS	168,188	2,463,455
*Ω	MLP Saglik Hizmetleri AS	374,006	4,053,032
*	Mogan Enerji Yatirim Holding AS	108,179	22,134
*	Naturel Yenilenebilir Enerji Ticaret AS	1,547,440	305,231
	Naturelgaz Sanayi ve Ticaret AS	951,807	251,750
*	NET Holding AS	1,414,526	1,563,289
	Nuh Cimento Sanayi AS	289,473	1,599,400
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	1,056,103
*	Orge Enerji Elektrik Taahhut AS	330,863	546,453
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	2,395,042	162,764

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Otokar Otomotiv Ve Savunma Sanayi AS	30,249	$300,775
#	Oyak Cimento Fabrikalari AS	3,833,869	2,437,944
*	Oyak Yatirim Menkul Degerler AS	408,083	442,705
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	341,373	150,355
*	Parsan Makina Parcalari Sanayii AS	29,470	67,526
#*	Pegasus Hava Tasimaciligi AS	1,152,796	5,412,935
*	Peker Gayrimenkul Yatirim Ortakligi AS	14,464,195	3,331,781
	Penta Teknoloji Urunleri Dagitim Ticaret AS	76,752	24,813
#*	Petkim Petrokimya Holding AS	2,664,681	1,131,090
*	Polisan Holding AS	783,000	327,876
*	Politeknik Metal Sanayi ve Ticaret AS	1,897	275,061
*	Qua Granite Hayal	2,315,765	140,374
*	Ral Yatirim Holding AS	721,190	3,123,192
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,394,898	1,013,356
	Ronesans Gayrimenkul Yatirim AS	36,094	134,286
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	272,440	184,846
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,396,782	4,634,979
#*	Sasa Polyester Sanayi AS	5,704,165	334,658
	SDT Uzay VE Savunma Teknolojileri AS	31,838	149,514
	Sekerbank Turk AS	16,713,823	3,512,298
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	394,585	729,713
*	Sok Marketler Ticaret AS	1,662,830	2,484,395
		Shares	Value»
TURKEY — (Continued)
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	$480,495
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	256,392
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	159,055	96,907
*	Tatlipinar Enerji Uretim AS	1,253,676	332,250
#*	TAV Havalimanlari Holding AS	661,351	5,295,887
#	Tekfen Holding AS	2,194,636	3,873,934
*	Teknosa Ic Ve Dis Ticaret AS	72,884	42,628
*	Tera Yatirim Menkul Degerler AS	292,408	1,399,543
	Tofas Turk Otomobil Fabrikasi AS	103,373	777,331
*	Trust Anadolu Metal Madencilik Isletmeleri AS	380,012	1,248,399
#*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	547,698	1,354,324
*	Tukas Gida Sanayi ve Ticaret AS	20,185,285	1,348,108
*	Tumosan Motor ve Traktor Sanayi AS	345,608	898,012
	Turcas Holding AS	230,792	248,742
#*	Turk Altin Isletmeleri AS	689,636	860,856
#	Turk Hava Yollari AO	1,661,642	11,622,549
*	Turk Ilac VE Serum Sanayi AS	210,880	89,804
#*	Turk Telekomunikasyon AS	2,326,620	3,544,263
	Turk Traktor ve Ziraat Makineleri AS	25,572	347,981
#	Turkcell Iletisim Hizmetleri AS	5,220,825	14,070,647
	Turkiye Garanti Bankasi AS	2,048,140	7,602,056
#	Turkiye Is Bankasi AS, Class C	26,058,433	10,017,345
	Turkiye Petrol Rafinerileri AS	2,174,664	12,254,402
	Turkiye Sigorta AS	7,712,387	2,159,736
#*	Turkiye Sinai Kalkinma Bankasi AS	16,629,556	5,394,242
	Turkiye Sise ve Cam Fabrikalari AS	2,149,656	2,257,914

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	11,268,172	$9,505,841
#	Ulker Biskuvi Sanayi AS	1,474,767	4,601,421
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	141,796
*	Usak Seramik Sanayii AS	5,082,787	335,492
*	Vakif Finansal Kiralama AS	23,188,812	1,105,977
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,132,944	593,421
#*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	742,765
#*	Yapi ve Kredi Bankasi AS	11,852,636	11,194,701
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	997,955	1,102,127
*	Yayla Agro Gida Sanayi VE Nakliyat AS	1,833,771	540,556
*	YEO Teknoloji Enerji VE Endustri AS	619,090	618,655
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	619,711
#*	Zorlu Enerji Elektrik Uretim AS	11,609,650	882,938
TOTAL TURKEY			327,942,677
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	8,750,733	36,297,135
	Abu Dhabi Islamic Bank PJSC	6,346,332	42,089,791
	Abu Dhabi National Hotels	8,952,000	1,066,645
	Abu Dhabi National Insurance Co. PSC	130,367	283,673
	Abu Dhabi National Oil Co. for Distribution PJSC	9,458,903	10,560,267
*	Abu Dhabi Ports Co. PJSC	2,425,825	3,410,907
	Abu Dhabi Ship Building Co. PJSC	435,036	960,042
	ADNOC Drilling Co. PJSC	6,930,773	10,062,129
	ADNOC Logistics & Services	157,441	240,598
	Agility Global PLC	6,067,426	2,230,586
	Agthia Group PJSC	1,874,279	1,889,258
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Air Arabia PJSC	17,773,379	$24,121,357
	Ajman Bank PJSC	7,792,999	3,140,493
*	AL Seer Marine Supplies & Equipment Co. LLC	1,145,943	768,027
	Aldar Properties PJSC	5,310,625	13,883,097
	Alef Education Holding PLC	104,267	29,259
	Alpha Dhabi Holding PJSC	363,673	884,042
	Amanat Holdings PJSC	8,408,723	2,952,805
	Americana Restaurants International PLC - Foreign Co.	2,550,164	1,082,192
*	Amlak Finance PJSC	8,588,913	4,139,466
*	Apex Investment Co. PSC	2,358,994	2,165,407
*	Bank of Sharjah	541,555	187,176
	Burjeel Holdings PLC	5,384,793	1,848,005
	Dana Gas PJSC	37,276,215	9,482,074
	Deyaar Development PJSC	11,438,161	3,179,547
	Dubai Electricity & Water Authority PJSC	5,349,941	4,401,189
	Dubai Financial Market PJSC	9,711,307	4,386,089
	Dubai Investments PJSC	13,755,839	14,992,063
	Dubai Islamic Bank PJSC	14,453,880	38,024,925
	Dubai Taxi Co. PJSC	114,849	88,886
	Emaar Development PJSC	7,931,480	37,174,800
	Emaar Properties PJSC	22,537,337	92,193,326
	Emirates Central Cooling Systems Corp.	5,470,441	2,621,407
	Emirates Driving Co.	401,524	354,225
	Emirates Integrated Telecommunications Co. PJSC	1,351,642	3,794,728
	Emirates NBD Bank PJSC	5,334,526	45,179,173
*	Emirates Reem Investments PJSC	62,022	43,801
	Emirates Telecommunications Group Co. PJSC	6,775,982	36,345,605
*	EMSTEEL Building Materials PJSC	10,561,775	3,340,624
*	Eshraq Investments PJSC	8,124,521	996,324

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Fertiglobe PLC	7,133,017	$5,265,680
	First Abu Dhabi Bank PJSC	7,574,994	38,380,495
*	Ghitha Holding PJSC	153,131	702,662
*	Gulf Navigation Holding PJSC	1,112,100	680,087
*	Gulf Pharmaceutical Industries PSC	1,623,075	513,004
*	International Holding Co. PJSC	16,916	1,840,111
*	Manazel PJSC	8,913,842	736,066
*	Modon Holding PSC	853,870	786,556
	National Central Cooling Co. PJSC	552,774	451,820
*	National Corp. for Tourism & Hotels	311,843	140,217
	NMDC Group PJSC	20,798	116,477
	Palms Sports PrJSC	144,639	325,905
	Parkin Co. PJSC	123,767	208,396
*	Presight AI Holding PLC	1,453,906	1,336,516
	Pure Health Holding PJSC	13,208	9,819
*	RAK Properties PJSC	11,069,853	3,920,838
	Ras Al Khaimah Ceramics PJSC	3,443,302	2,382,149
	Salik Co. PJSC	4,884,138	8,487,726
	Sharjah Islamic Bank	3,239,926	3,149,464
*	Shuaa Capital PSC	10,189,165	647,473
*	Space42 PLC	2,068,662	845,649
	Taaleem Holdings PJSC	432,302	493,175
	TECOM Group PJSC	849,755	870,054
*	Two Point Zero Group PJSC	12,305,787	7,562,643
*	Union Properties PJSC	17,193,465	4,075,181
TOTAL UNITED ARAB EMIRATES			544,819,306
TOTAL COMMON STOCKS			35,582,587,675
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SA, 13.231%	790,460	2,158,360
	Axia Energia Class B, 7.132%	323,377	3,552,216
*	Axia Energia Class C	497,127	4,987,565
	Banco ABC Brasil SA, 9.667%	737,378	3,757,822
Ω	Banco BMG SA, 10.786%	1,090,480	1,038,108
	Banco Bradesco SA, 6.739%	4,349,079	17,610,351
		Shares	Value»

BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA, 8.900%	1,492,773	$5,108,516
	Banco Pine SA, 5.174%	310,460	788,723
	Centrais Eletricas de Santa Catarina SA, 6.947%	65,563	1,743,986
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	1,543,128	2,457,159
	Cia De Sanena Do Parana, 4.533%	5,317,906	8,902,333
	Cia Energetica de Minas Gerais, 14.378%	5,479,913	11,953,713
	Cia Energetica do Ceara, 4.250%	72,603	438,701
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	347,825	1,860,486
	Energisa SA, 4.001%	3,016	5,479
	Eucatex SA Industria e Comercio, 5.357%	247,800	988,799
	Gerdau SA, 2.765%	1,913,073	8,149,940
	Isa Energia Brasil SA, 9.871%	705,895	3,736,874
	Itau Unibanco Holding SA, 9.784%	5,302,942	45,847,487
*	Localiza Rent a Car SA	36,693	325,323
	Marcopolo SA, 17.759%	4,555,567	5,583,280
	Petroleo Brasileiro SA - Petrobras, 7.682%	22,001,222	157,857,801
*	Raizen SA	5,626,827	1,101,255
	Randoncorp SA, 0.726%	1,638,826	2,005,423
	Schulz SA, 11.852%	817,978	829,985
	Taurus Armas SA, 3.419%	499,492	511,569
	Track & Field Co. SA, 1.832%	145,162	430,293
	Unipar Carbocloro SA, 19.844%	503,605	6,016,179
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	3,223,567	3,858,909
TOTAL BRAZIL			303,606,635

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 4.282%	319,716	$563,144
	Embotelladora Andina SA, 1.318%	897,867	4,716,445
TOTAL CHILE			5,279,589
COLOMBIA — (0.0%)
*	Davivienda Group SA	231,975	1,976,584
	Grupo Argos SA, 4.719%	280,212	1,105,116
	Grupo Aval Acciones y Valores SA, 2.827%	10,092,492	2,443,346
	Grupo Cibest SA, 5.992%	80,974	1,653,697
	Grupo de Inversiones Suramericana SA, 2.879%	284,155	4,004,575
TOTAL COLOMBIA			11,183,318
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	2,532,220	275,279
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	642,447	385,705
TOTAL PREFERRED STOCKS			320,730,526
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	89,978	13,678
HONG KONG — (0.0%)
*	Jutal Offshore Oil Services Ltd. Rights 02/26/2026	203,666	9,385
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	7,890,234	160,126
*	Berjaya Food Bhd. Warrants 10/22/2035	1,327,959	16,002
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	469,900	33,973
		Shares	Value»

MALAYSIA — (Continued)
*	Lianson Fleet Group Bhd. Warrants 02/11/2031	6,870	$0
#*	REDtone Digital Bhd. Warrants 12/20/2030	630,700	14,400
TOTAL MALAYSIA			224,501
SOUTH KOREA — (0.0%)
*	Chinyang Holdings Corp. Rights 03/05/2026	16,782	8,045
#*	Taihan Fiberoptics Co. Ltd. Rights 02/26/2026	34,116	32,708
*	Tway Air Co. Ltd. Rights 03/12/2026	33,639	5,842
TOTAL SOUTH KOREA			46,595
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	289,140	983,094
*	Medeon Biodesign, Inc. Rights	1,987	518
*	Speed Tech Corp. Rights 01/15/2026	78,085	8,685
TOTAL TAIWAN			992,297
THAILAND — (0.0%)
*	Assetwise PCL Rights	9,090	0
*	Better World Green PCL Warrants	9,003,861	0
TOTAL RIGHTS/WARRANTS			1,286,456
TOTAL INVESTMENT SECURITIES (Cost $18,633,236,257)			35,904,604,657

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	47,918,107	554,268,747
TOTAL INVESTMENTS — (100.0%)
(Cost $19,187,505,004)^^			$36,458,873,404

Emerging Markets Core Equity 2 Portfolio
CONTINUED
As of January 31, 2026, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	834	03/20/26	$290,727,060	$290,471,775	$(255,285)
Total Futures Contracts			$290,727,060	$290,471,775	$(255,285)
As of January 31, 2026, the value of Rule 144A securities amounted to $1,354,549,817 or 3.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$1,069,267,377	$264,899	—	$1,069,532,276
Chile	41,031,912	133,936,581	—	174,968,493
China	589,391,987	8,818,241,985	$1,133,621	9,408,767,593
Colombia	43,550,917	5,901,787	—	49,452,704
Czech Republic	—	45,757,973	—	45,757,973
Egypt	131,241	14,216,260	—	14,347,501
Greece	12,845,431	197,020,234	—	209,865,665
Hong Kong	—	1,743,491	—	1,743,491
Hungary	—	106,132,896	—	106,132,896
India	200,536,706	5,255,417,277	—	5,455,953,983
Indonesia	7,720,965	434,955,667	212,583	442,889,215
Kuwait	—	125,528,781	390,919	125,919,700
Malaysia	—	504,119,866	15,837	504,135,703
Mexico	779,403,041	2,958,744	—	782,361,785
Peru	49,614,088	—	13	49,614,101
Philippines	2,659,440	176,621,376	33,341	179,314,157
Poland	—	465,439,804	—	465,439,804
Qatar	—	233,928,518	—	233,928,518
Saudi Arabia	516,766	989,390,905	—	989,907,671
South Africa	212,718,023	1,027,363,180	—	1,240,081,203
South Korea	77,453,348	5,087,538,455	2,207,304	5,167,199,107
Taiwan	766,846,635	6,767,460,092	99,249	7,534,405,976
Thailand	144,463	457,961,714	—	458,106,177
Turkey	—	327,942,677	—	327,942,677
United Arab Emirates	—	544,819,306	—	544,819,306
Preferred Stocks
Brazil	303,606,635	—	—	303,606,635
Chile	—	5,279,589	—	5,279,589
Colombia	11,183,318	—	—	11,183,318
India	—	275,279	—	275,279
Philippines	—	385,705	—	385,705
Rights/Warrants
Brazil	—	13,678	—	13,678
Hong Kong	—	9,385	—	9,385
Malaysia	—	224,501	—	224,501
South Korea	—	46,595	—	46,595
Taiwan	—	992,297	—	992,297

Emerging Markets Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	—	—	—
Securities Lending Collateral	—	$554,268,747	—	$554,268,747
Total Investments in Securities	$4,168,622,293	$32,286,158,244	$4,092,867˂˃	$36,458,873,404
Financial Instruments
Liabilities
Futures Contracts**	$(255,285)	—	—	(255,285)
Total Financial Instruments	$(255,285)	—	—	$(255,285)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (10.5%)
	Alphabet, Inc. (GOOG US), Class C	178,441	$60,407,632
	Alphabet, Inc. (GOOGL US), Class A	188,925	63,856,650
*	AST SpaceMobile, Inc.	1,084	120,552
	AT&T, Inc.	268,456	7,036,232
#*	Charter Communications, Inc., Class A	6,643	1,369,255
	Comcast Corp., Class A	155,652	4,630,647
	Electronic Arts, Inc.	16,587	3,382,421
	Fox Corp. (FOX US), Class B	13,568	889,654
#	Fox Corp. (FOXA US), Class A	17,570	1,278,745
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	152,606
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	15,785	1,373,611
#*	Live Nation Entertainment, Inc.	12,730	1,851,578
	Meta Platforms, Inc., Class A	99,461	71,263,806
*	Netflix, Inc.	140,296	11,713,313
	News Corp. (NWS US), Class B	6,446	200,471
	News Corp. (NWSA US), Class A	17,900	483,837
#	Omnicom Group, Inc.	19,090	1,470,694
*	Pinterest, Inc., Class A	34,232	757,554
*	Reddit, Inc., Class A	3,126	563,524
*	ROBLOX Corp., Class A	13,333	876,778
*	Spotify Technology SA	3,264	1,633,142
*	Take-Two Interactive Software, Inc.	5,399	1,189,400
	TKO Group Holdings, Inc.	2,883	584,038
	T-Mobile U.S., Inc.	21,110	4,163,103
*	Trade Desk, Inc., Class A	11,638	352,980
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	201,094	$8,952,705
*	Versant Media Group, Inc.	6,226	202,843
	Walt Disney Co.	45,763	5,162,066
*	Warner Bros Discovery, Inc.	120,813	3,327,190
#	Warner Music Group Corp., Class A	5,906	177,062
TOTAL COMMUNICATION SERVICES			259,424,089
CONSUMER DISCRETIONARY — (10.4%)
*	Airbnb, Inc., Class A	12,253	1,585,171
*	Amazon.com, Inc.	418,120	100,056,116
*	Aptiv PLC	10,293	779,695
*	AutoZone, Inc.	991	3,670,951
	Best Buy Co., Inc.	9,569	622,942
	Booking Holdings, Inc.	1,211	6,057,228
*	Burlington Stores, Inc.	4,681	1,384,921
*	Carnival Corp.	70,692	2,122,174
#*	Carvana Co.	7,000	2,807,770
*	Chipotle Mexican Grill, Inc.	60,503	2,351,752
*	Coupang, Inc.	59,116	1,191,779
	Darden Restaurants, Inc.	9,561	1,905,985
*	Deckers Outdoor Corp.	945	112,776
	Dick's Sporting Goods, Inc.	3,906	789,012
	Domino's Pizza, Inc.	345	141,564
*	DoorDash, Inc., Class A	4,553	931,635
	DR Horton, Inc.	19,687	2,930,213
*	DraftKings, Inc., Class A	22,508	619,195
	eBay, Inc.	37,732	3,441,913
	Expedia Group, Inc.	8,564	2,268,090
*	Flutter Entertainment PLC	5,577	921,042
	Ford Motor Co.	277,692	3,854,365
	Garmin Ltd.	11,532	2,325,312
	General Motors Co.	73,979	6,214,236
	Genuine Parts Co.	10,835	1,505,957
	Hilton Worldwide Holdings, Inc.	16,008	4,778,548
	Home Depot, Inc.	46,769	17,519,200
	Las Vegas Sands Corp.	42,739	2,253,627
	Lennar Corp. (LEN US), Class A	11,367	1,242,981

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LENB US), Class B	921	$93,260
	Lowe's Cos., Inc.	20,972	5,600,782
#*	Lululemon Athletica, Inc.	8,956	1,562,822
	Marriott International, Inc., Class A	12,862	4,055,389
	McDonald's Corp.	27,487	8,658,405
#	NIKE, Inc., Class B	46,086	2,848,576
*	NVR, Inc.	224	1,710,404
*	O'Reilly Automotive, Inc.	31,620	3,111,724
	Penske Automotive Group, Inc.	2,023	317,186
	PulteGroup, Inc.	16,309	2,040,093
	Ralph Lauren Corp.	2,983	1,054,222
*	Rivian Automotive, Inc., Class A	87,798	1,295,021
	Ross Stores, Inc.	25,409	4,793,408
	Royal Caribbean Cruises Ltd.	22,864	7,422,798
*	SharkNinja, Inc.	1,062	125,528
	Somnigroup International, Inc.	14,666	1,288,408
	Starbucks Corp.	38,550	3,544,672
	Tapestry, Inc.	16,417	2,083,481
*	Tesla, Inc.	35,456	15,260,617
	TJX Cos., Inc.	44,806	6,712,387
	Tractor Supply Co.	35,288	1,795,453
*	Ulta Beauty, Inc.	3,426	2,217,855
	Williams-Sonoma, Inc.	9,404	1,924,529
	Yum! Brands, Inc.	18,076	2,810,818
TOTAL CONSUMER DISCRETIONARY			258,713,988
CONSUMER STAPLES — (5.5%)
	Altria Group, Inc.	70,246	4,354,550
	Archer-Daniels-Midland Co.	24,448	1,645,595
	Brown-Forman Corp. (BF/A US), Class A	1,105	30,752
	Bunge Global SA	14,200	1,617,096
	Casey's General Stores, Inc.	2,824	1,712,756
	Church & Dwight Co., Inc.	13,695	1,318,144
	Clorox Co.	2,271	256,146
	Coca-Cola Co.	165,359	12,370,507
	Colgate-Palmolive Co.	46,054	4,158,216
	Constellation Brands, Inc., Class A	13,085	2,050,419
	Costco Wholesale Corp.	13,435	12,632,259
	Dollar General Corp.	15,206	2,180,997
*	Dollar Tree, Inc.	2,500	293,975
	Estee Lauder Cos., Inc., Class A	18,709	2,156,773
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	General Mills, Inc.	35,214	$1,629,000
	Hershey Co.	11,726	2,283,638
	J.M. Smucker Co.	63	6,606
	Kenvue, Inc.	176,688	3,074,371
	Keurig Dr. Pepper, Inc.	69,106	1,896,269
	Kimberly-Clark Corp.	26,573	2,657,034
	Kraft Heinz Co.	52,112	1,237,139
	Kroger Co.	55,318	3,476,736
	McCormick & Co., Inc. (MKC US)	16,840	1,041,217
	McCormick & Co., Inc. (MKC/V US)	210	12,951
	Mondelez International, Inc., Class A	89,270	5,219,617
*	Monster Beverage Corp.	50,974	4,116,660
	PepsiCo, Inc.	58,828	9,037,746
*	Performance Food Group Co.	2,859	272,892
	Philip Morris International, Inc.	64,444	11,563,831
	Procter & Gamble Co.	94,581	14,354,558
	Sysco Corp.	39,264	3,292,286
	Target Corp.	24,496	2,583,593
	Tyson Foods, Inc., Class A	21,893	1,430,270
*	U.S. Foods Holding Corp.	16,616	1,389,430
	Walmart, Inc.	169,632	20,209,956
TOTAL CONSUMER STAPLES			137,563,985
ENERGY — (4.2%)
	Baker Hughes Co.	72,095	4,040,204
	Cheniere Energy, Inc.	14,697	3,108,709
	Chevron Corp.	75,114	13,287,667
	ConocoPhillips	45,203	4,711,509
	Coterra Energy, Inc.	59,614	1,719,864
	Devon Energy Corp.	55,004	2,211,711
	Diamondback Energy, Inc.	17,556	2,878,306
	EOG Resources, Inc.	36,714	4,116,741
	EQT Corp.	31,137	1,797,539
	Expand Energy Corp.	16,215	1,822,728
	Exxon Mobil Corp.	194,341	27,479,817
	Halliburton Co.	68,568	2,298,399
	Kinder Morgan, Inc.	117,037	3,568,458
	Marathon Petroleum Corp.	21,814	3,843,409
#	Occidental Petroleum Corp.	60,703	2,755,309
	ONEOK, Inc.	34,728	2,750,110
	Phillips 66	21,139	3,034,715
	SLB Ltd.	110,460	5,344,055
	Targa Resources Corp.	17,092	3,435,150
	TechnipFMC PLC	32,428	1,806,888

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Texas Pacific Land Corp.	4,239	$1,476,698
	Valero Energy Corp.	15,914	2,887,277
	Williams Cos., Inc.	53,792	3,618,050
TOTAL ENERGY			103,993,313
FINANCIALS — (12.3%)
*	Affirm Holdings, Inc.	21,543	1,299,043
	Aflac, Inc.	21,574	2,393,635
	Allstate Corp.	18,896	3,760,115
	American Express Co.	24,152	8,505,610
	American International Group, Inc.	28,152	2,108,022
	Ameriprise Financial, Inc.	7,098	3,741,995
	Aon PLC, Class A	9,404	3,288,015
	Apollo Global Management, Inc.	10,295	1,385,089
*	Arch Capital Group Ltd.	25,731	2,471,205
#	ARES Management Corp., Class A	9,422	1,410,191
	Arthur J Gallagher & Co.	9,145	2,280,489
	Bank of America Corp.	173,590	9,234,988
	Bank of New York Mellon Corp.	26,196	3,141,424
*	Berkshire Hathaway, Inc., Class B	46,300	22,248,539
	Blackrock, Inc.	3,460	3,871,532
	Blackstone, Inc.	15,460	2,201,813
*	Block, Inc.	24,659	1,490,143
	Brown & Brown, Inc.	17,292	1,246,753
	Capital One Financial Corp.	15,921	3,485,585
#	Carlyle Group, Inc.	27,159	1,596,406
	Cboe Global Markets, Inc.	6,406	1,697,974
	Charles Schwab Corp.	56,168	5,836,979
	Chubb Ltd.	9,363	2,898,410
	Cincinnati Financial Corp.	9,657	1,553,715
	Citigroup, Inc.	44,809	5,184,849
	Citizens Financial Group, Inc.	32,715	2,060,391
	CME Group, Inc.	8,461	2,445,737
*	Coinbase Global, Inc., Class A	8,118	1,580,899
	Corebridge Financial, Inc.	33,074	1,019,671
*	Corpay, Inc.	5,780	1,818,561
	East West Bancorp, Inc.	832	95,214
	Erie Indemnity Co., Class A	263	74,432
	Fidelity National Financial, Inc.	1,764	95,944
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	29,450	$1,627,113
	Fifth Third Bancorp	34,487	1,731,937
	First Citizens BancShares, Inc., Class A	686	1,419,725
*	Fiserv, Inc.	17,857	1,138,027
	Global Payments, Inc.	13,687	981,905
	Goldman Sachs Group, Inc.	10,556	9,874,188
	Hartford Insurance Group, Inc.	23,179	3,130,556
	Huntington Bancshares, Inc.	82,511	1,442,292
	Interactive Brokers Group, Inc., Class A	9,200	688,896
	Intercontinental Exchange, Inc.	13,635	2,369,490
	Jack Henry & Associates, Inc.	2,034	364,513
	JPMorgan Chase & Co.	104,343	31,917,480
	KeyCorp	81,559	1,755,150
	KKR & Co., Inc.	13,319	1,521,829
	Loews Corp.	14,064	1,484,737
	LPL Financial Holdings, Inc.	5,930	2,161,485
	M&T Bank Corp.	8,401	1,861,410
*	Markel Group, Inc.	912	1,861,064
	Marsh & McLennan Cos., Inc.	17,695	3,330,022
	Mastercard, Inc., Class A	35,942	19,365,190
	MetLife, Inc.	47,739	3,765,652
	Moody's Corp.	6,409	3,304,224
	Morgan Stanley	45,991	8,407,155
	MSCI, Inc.	5,056	3,080,216
	Nasdaq, Inc.	31,398	3,042,152
	Northern Trust Corp.	15,393	2,300,176
	PayPal Holdings, Inc.	49,213	2,593,033
	PNC Financial Services Group, Inc.	9,821	2,193,029
	Principal Financial Group, Inc.	18,106	1,715,000
	Progressive Corp.	25,688	5,343,104
	Prudential Financial, Inc.	19,921	2,213,422
	Raymond James Financial, Inc.	13,955	2,314,576
	Regions Financial Corp.	67,447	1,922,240
	Reinsurance Group of America, Inc., Class A	3,658	741,660
	RenaissanceRe Holdings Ltd.	2,953	831,860

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Robinhood Markets, Inc., Class A	49,376	$4,911,925
	Rocket Cos., Inc., Class A	2,917	52,302
	S&P Global, Inc.	6,645	3,507,165
#*	SoFi Technologies, Inc.	49,940	1,139,131
	State Street Corp.	14,573	1,907,023
	Synchrony Financial	25,556	1,856,132
#	T. Rowe Price Group, Inc.	15,476	1,635,504
*	Toast, Inc., Class A	25,713	799,931
	TPG, Inc.	1,100	64,801
	Tradeweb Markets, Inc., Class A	6,235	642,641
	Travelers Cos., Inc.	16,697	4,750,464
	Truist Financial Corp.	67,540	3,472,907
	U.S. Bancorp	64,456	3,616,626
	Unum Group	5,655	429,610
	Visa, Inc., Class A	66,843	21,512,083
	W.R. Berkley Corp.	26,851	1,841,442
	Wells Fargo & Co.	110,486	9,997,878
	Willis Towers Watson PLC	7,094	2,252,132
TOTAL FINANCIALS			305,707,573
HEALTH CARE — (9.3%)
	Abbott Laboratories	57,157	6,247,260
	AbbVie, Inc.	66,391	14,805,857
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	15,985	2,139,592
*	Alnylam Pharmaceuticals, Inc.	6,116	2,067,575
	Amgen, Inc.	25,742	8,800,675
	Becton Dickinson & Co.	12,218	2,486,119
*	Biogen, Inc.	7,092	1,275,780
*	Boston Scientific Corp.	38,531	3,603,804
	Bristol-Myers Squibb Co.	34,636	1,906,712
	Cardinal Health, Inc.	15,619	3,356,211
	Cencora, Inc.	13,158	4,726,617
*	Centene Corp.	23,101	1,000,735
	Cigna Group	14,812	4,060,117
*	Cooper Cos., Inc.	4,928	401,041
	CVS Health Corp.	31,083	2,316,305
	Danaher Corp.	14,931	3,268,247
*	Dexcom, Inc.	15,973	1,166,668
*	Edwards Lifesciences Corp.	24,393	1,984,614
	Elevance Health, Inc.	13,904	4,807,169
	Eli Lilly & Co.	33,354	34,593,101
*	GE HealthCare Technologies, Inc.	29,436	2,324,561
	Gilead Sciences, Inc.	69,213	9,824,785
*	GRAIL, Inc.	158	15,456
		Shares	Value†
HEALTH CARE — (Continued)
	HCA Healthcare, Inc.	6,001	$2,930,108
*	Hologic, Inc.	764	57,247
	Humana, Inc.	6,110	1,192,672
*	IDEXX Laboratories, Inc.	4,949	3,318,107
*	Illumina, Inc.	5,778	836,712
*	Incyte Corp.	13,681	1,369,058
*	Insmed, Inc.	5,730	898,865
*	Insulet Corp.	4,026	1,029,891
*	Intuitive Surgical, Inc.	4,473	2,255,376
*	IQVIA Holdings, Inc.	13,030	2,998,855
	Johnson & Johnson	119,021	27,047,522
	Labcorp Holdings, Inc.	6,052	1,643,239
	McKesson Corp.	4,637	3,854,321
*	Medpace Holdings, Inc.	580	337,838
	Medtronic PLC	32,384	3,334,257
	Merck & Co., Inc.	113,259	12,489,070
*	Mettler-Toledo International, Inc.	1,378	1,892,325
*	Natera, Inc.	4,075	941,896
*	Neurocrine Biosciences, Inc.	1,239	168,578
	Pfizer, Inc.	203,381	5,377,394
	Quest Diagnostics, Inc.	9,146	1,710,576
	Regeneron Pharmaceuticals, Inc.	2,249	1,667,521
	ResMed, Inc.	8,988	2,321,690
#	Revvity, Inc.	317	34,490
	Royalty Pharma PLC, Class A	15,844	660,378
*	Solventum Corp.	1,931	148,629
	STERIS PLC	6,677	1,753,380
	Stryker Corp.	9,877	3,650,144
#*	Summit Therapeutics, Inc.	6,105	88,400
*	Tenet Healthcare Corp.	7,000	1,324,960
	Thermo Fisher Scientific, Inc.	8,063	4,665,332
*	United Therapeutics Corp.	3,500	1,643,215
	UnitedHealth Group, Inc.	32,461	9,314,035
	Universal Health Services, Inc., Class B	398	80,101
*	Veeva Systems, Inc., Class A	7,312	1,491,063
*	Vertex Pharmaceuticals, Inc.	6,096	2,864,510
	Viatris, Inc.	6,755	88,423
*	Waters Corp.	4,578	1,697,156
	West Pharmaceutical Services, Inc.	3,806	879,643

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	14,759	$1,285,066
	Zoetis, Inc.	23,440	2,925,781
TOTAL HEALTH CARE			231,481,682
INDUSTRIALS — (10.0%)
	3M Co.	26,053	3,990,277
	AECOM	7,425	715,993
	AMETEK, Inc.	14,174	3,174,693
*	API Group Corp.	400	16,628
*	ATI, Inc.	2,000	240,600
	Automatic Data Processing, Inc.	16,523	4,078,207
*	Axon Enterprise, Inc.	2,389	1,155,273
*	Bloom Energy Corp., Class A	1,400	211,918
*	Boeing Co.	28,766	6,723,190
	Broadridge Financial Solutions, Inc.	8,701	1,715,054
	BWX Technologies, Inc.	2,851	585,681
	Carlisle Cos., Inc.	282	96,131
	Carrier Global Corp.	15,605	929,746
	Caterpillar, Inc.	18,556	12,197,972
	CH Robinson Worldwide, Inc.	9,615	1,874,444
	Cintas Corp.	14,268	2,730,753
	Comfort Systems USA, Inc.	2,243	2,561,730
*	Copart, Inc.	22,170	899,659
	CSX Corp.	138,364	5,224,625
	Cummins, Inc.	8,499	4,919,391
	Curtiss-Wright Corp.	2,268	1,489,373
	Deere & Co.	8,308	4,386,624
	Delta Air Lines, Inc.	51,782	3,411,916
	Dover Corp.	7,156	1,441,862
	Eaton Corp. PLC	12,725	4,471,820
	EMCOR Group, Inc.	3,776	2,721,476
	Emerson Electric Co.	18,173	2,670,704
	Equifax, Inc.	6,495	1,308,093
	Expeditors International of Washington, Inc.	10,908	1,751,170
	Fastenal Co.	65,344	2,833,316
	FedEx Corp.	13,970	4,501,832
	Ferguson Enterprises, Inc.	15,731	3,971,448
	Fortive Corp.	20,080	1,060,425
	FTAI Aviation Ltd.	7,193	1,958,798
	GE Vernova, Inc.	5,824	4,230,379
	General Dynamics Corp.	7,513	2,637,739
	General Electric Co.	28,499	8,743,208
	Graco, Inc.	13,146	1,148,040
#	HEICO Corp. (HEI US)	2,731	903,715
	HEICO Corp. (HEIA US), Class A	4,226	1,075,897
		Shares	Value†
INDUSTRIALS — (Continued)
	Honeywell International, Inc.	30,089	$6,845,849
	Howmet Aerospace, Inc.	12,471	2,594,966
	Hubbell, Inc.	4,049	1,975,669
	Illinois Tool Works, Inc.	19,254	5,030,300
	Ingersoll Rand, Inc.	19,044	1,639,498
	Jacobs Solutions, Inc.	5,533	748,394
	JB Hunt Transport Services, Inc.	6,151	1,246,931
	Johnson Controls International PLC	27,421	3,270,228
	L3Harris Technologies, Inc.	9,638	3,304,388
	Leidos Holdings, Inc.	10,162	1,913,301
	Lennox International, Inc.	1,155	571,817
	Lockheed Martin Corp.	10,691	6,780,446
	Masco Corp.	4,941	326,551
*	MasTec, Inc.	3,634	873,904
	Norfolk Southern Corp.	13,943	4,060,759
	Northrop Grumman Corp.	4,386	3,036,252
	nVent Electric PLC	10,045	1,127,652
	Old Dominion Freight Line, Inc.	14,209	2,460,999
	Otis Worldwide Corp.	25,486	2,177,014
	PACCAR, Inc.	27,402	3,367,980
	Parker-Hannifin Corp.	4,082	3,820,099
	Paychex, Inc.	15,964	1,646,367
	Pentair PLC	11,449	1,206,381
	Quanta Services, Inc.	9,442	4,481,456
	Republic Services, Inc.	20,169	4,338,150
*	Rocket Lab Corp.	700	56,049
	Rockwell Automation, Inc.	6,327	2,667,780
	Rollins, Inc.	31,352	1,985,836
	RTX Corp.	33,577	6,746,627
	Snap-on, Inc.	4,289	1,570,246
	Southwest Airlines Co.	44,803	2,129,039
	SS&C Technologies Holdings, Inc.	20,013	1,638,865
*	Symbotic, Inc.	1,860	101,128
	Textron, Inc.	1,500	132,090
	Trane Technologies PLC	8,893	3,740,218
	TransDigm Group, Inc.	2,116	3,020,675
	TransUnion	10,643	841,010
*	Uber Technologies, Inc.	63,243	5,062,602
	Union Pacific Corp.	29,427	6,918,288
*	United Airlines Holdings, Inc.	28,724	2,939,040
	United Parcel Service, Inc., Class B	31,020	3,294,944

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	United Rentals, Inc.	5,329	$4,167,598
	Veralto Corp.	17,227	1,705,128
	Verisk Analytics, Inc.	9,344	2,031,946
	Vertiv Holdings Co., Class A	26,102	4,859,670
	Waste Management, Inc.	18,566	4,126,108
	Westinghouse Air Brake Technologies Corp.	7,851	1,806,829
	Woodward, Inc.	4,800	1,525,632
	WW Grainger, Inc.	3,106	3,354,294
*	XPO, Inc.	708	104,862
	Xylem, Inc.	12,382	1,707,106
TOTAL INDUSTRIALS			247,838,761
INFORMATION TECHNOLOGY — (30.8%)
	Accenture PLC, Class A	24,301	6,406,716
*	Adobe, Inc.	15,939	4,674,112
*	Advanced Micro Devices, Inc.	35,212	8,335,737
*	Akamai Technologies, Inc.	4,759	462,337
	Amphenol Corp., Class A	37,041	5,336,867
	Analog Devices, Inc.	10,219	3,176,883
	Apple, Inc.	610,637	158,448,089
	Applied Materials, Inc.	24,107	7,770,168
*	AppLovin Corp., Class A	9,592	4,538,071
*	Arista Networks, Inc.	22,476	3,185,748
*	Astera Labs, Inc.	6,298	948,605
*	Atlassian Corp., Class A	1,889	223,242
*	Autodesk, Inc.	13,092	3,310,574
	Bentley Systems, Inc., Class B	9,887	347,231
	Broadcom, Inc.	135,101	44,758,961
*	Cadence Design Systems, Inc.	6,122	1,814,316
	CDW Corp.	6,024	761,373
*	Ciena Corp.	8,300	2,090,023
	Cisco Systems, Inc.	127,807	10,009,844
*	Cloudflare, Inc., Class A	7,281	1,291,285
	Cognizant Technology Solutions Corp., Class A	37,272	3,058,540
*	Coherent Corp.	7,052	1,496,293
	Corning, Inc.	26,347	2,720,328
*	Credo Technology Group Holding Ltd.	4,519	566,140
*	Crowdstrike Holdings, Inc., Class A	3,219	1,420,883
*	Datadog, Inc., Class A	9,332	1,206,814
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dell Technologies, Inc., Class C	11,917	$1,363,782
*	Docusign, Inc.	2,181	114,590
*	Dynatrace, Inc.	9,502	361,931
*	Fair Isaac Corp.	1,468	2,147,934
*	First Solar, Inc.	7,298	1,645,845
*	Flex Ltd.	28,168	1,775,711
*	Fortinet, Inc.	44,083	3,582,185
*	Gartner, Inc.	1,166	244,405
	Gen Digital, Inc.	48,596	1,165,818
*	GLOBALFOUNDRIES, Inc.	2,179	91,954
*	GoDaddy, Inc., Class A	9,515	956,448
*	Guidewire Software, Inc.	3,630	510,959
	Hewlett Packard Enterprise Co.	68,816	1,480,920
	HP, Inc.	53,926	1,048,321
*	HubSpot, Inc.	1,561	437,080
*	Intel Corp.	78,252	3,636,370
	International Business Machines Corp.	42,916	13,162,337
	Intuit, Inc.	7,652	3,817,736
	Jabil, Inc.	8,696	2,062,604
*	Keysight Technologies, Inc.	7,782	1,683,480
	KLA Corp.	5,929	8,466,256
	Lam Research Corp.	51,170	11,946,148
*	Lumentum Holdings, Inc.	755	295,839
*	Manhattan Associates, Inc.	1,874	282,993
	Marvell Technology, Inc.	36,685	2,895,180
	Microchip Technology, Inc.	24,250	1,841,060
	Micron Technology, Inc.	37,345	15,493,694
	Microsoft Corp.	291,097	125,256,128
*	MongoDB, Inc.	2,442	906,788
#	Monolithic Power Systems, Inc.	1,400	1,573,810
	Motorola Solutions, Inc.	6,400	2,576,256
	NetApp, Inc.	17,121	1,649,608
*	Nutanix, Inc., Class A	8,895	349,840
	NVIDIA Corp.	976,580	186,653,580
	NXP Semiconductors NV	19,122	4,324,249
*	Okta, Inc.	7,331	619,323
*	ON Semiconductor Corp.	24,533	1,469,281
	Oracle Corp.	67,823	11,162,309
*	Palantir Technologies, Inc., Class A	24,007	3,519,186
*	Palo Alto Networks, Inc.	8,728	1,544,594

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PTC, Inc.	6,697	$1,045,603
*	Pure Storage, Inc., Class A	14,308	994,978
	Qnity Electronics, Inc.	11,130	1,070,483
	QUALCOMM, Inc.	49,754	7,542,209
	Ralliant Corp.	6,060	320,998
	Roper Technologies, Inc.	4,502	1,671,278
*	Rubrik, Inc., Class A	8,923	499,242
	Salesforce, Inc.	19,555	4,151,331
*	Samsara, Inc., Class A	9,471	265,662
*	Sandisk Corp.	6,182	3,562,378
	Seagate Technology Holdings PLC	15,937	6,497,356
*	ServiceNow, Inc.	20,980	2,454,870
*	Snowflake, Inc.	9,773	1,883,257
*	Super Micro Computer, Inc.	452	13,158
*	Synopsys, Inc.	2,589	1,204,183
	TE Connectivity PLC	18,112	4,034,991
*	Teledyne Technologies, Inc.	3,452	2,141,276
	Teradyne, Inc.	4,688	1,130,042
	Texas Instruments, Inc.	34,132	7,357,153
*	Trimble, Inc.	18,123	1,225,115
*	Twilio, Inc., Class A	10,455	1,259,409
*	Tyler Technologies, Inc.	1,364	503,862
*	Unity Software, Inc.	2,871	83,546
	VeriSign, Inc.	6,713	1,639,516
	Western Digital Corp.	18,546	4,640,766
#*	Workday, Inc., Class A	8,014	1,407,499
*	Zebra Technologies Corp., Class A	1,632	383,487
*	Zoom Communications, Inc.	14,180	1,305,978
*	Zscaler, Inc.	4,713	942,647
TOTAL INFORMATION TECHNOLOGY			763,707,985
MATERIALS — (2.4%)
	Air Products & Chemicals, Inc.	14,204	3,870,590
	Alcoa Corp.	3,800	215,878
	Amcor PLC	34,668	1,534,059
	Avery Dennison Corp.	1,649	305,906
	Ball Corp.	7,176	408,099
	Corteva, Inc.	36,611	2,665,281
	CRH PLC (CRHCF US)	44,141	5,403,300
	Dow, Inc.	5,028	138,521
	DuPont de Nemours, Inc.	26,761	1,175,343
	Ecolab, Inc.	12,506	3,526,567
		Shares	Value†
MATERIALS — (Continued)
	Freeport-McMoRan, Inc.	63,054	$3,797,742
	International Flavors & Fragrances, Inc.	5,444	380,046
	International Paper Co.	24,382	983,082
	Linde PLC	15,495	7,080,750
	Martin Marietta Materials, Inc.	2,706	1,764,177
	Newmont Corp.	80,310	9,022,828
	Nucor Corp.	10,948	1,945,679
	Packaging Corp. of America	6,315	1,405,403
	PPG Industries, Inc.	17,260	1,995,774
	Reliance, Inc.	1,843	607,269
	Royal Gold, Inc.	1,900	500,289
	RPM International, Inc.	3,137	335,534
	Sherwin-Williams Co.	9,602	3,405,253
	Smurfit WestRock PLC	12,971	539,983
*	Solstice Advanced Materials, Inc.	772	47,686
#	Southern Copper Corp.	3,730	709,894
	Steel Dynamics, Inc.	11,886	2,134,369
	Vulcan Materials Co.	8,330	2,503,498
TOTAL MATERIALS			58,402,800
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	17,914	3,051,292
*	CoStar Group, Inc.	20,691	1,272,496
*	Jones Lang LaSalle, Inc.	2,440	873,300
*	Zillow Group, Inc. (Z US), Class C	12,191	768,399
*	Zillow Group, Inc. (ZG US), Class A	2,257	140,476
TOTAL REAL ESTATE			6,105,963
UTILITIES — (3.1%)
	Alliant Energy Corp.	15,534	1,023,846
	Ameren Corp.	18,188	1,878,457
	American Electric Power Co., Inc.	38,448	4,605,109
	American Water Works Co., Inc.	13,125	1,694,831
	Atmos Energy Corp.	10,686	1,777,509
	CenterPoint Energy, Inc.	47,708	1,893,530
	CMS Energy Corp.	23,763	1,698,817
	Consolidated Edison, Inc.	25,358	2,703,924
	Constellation Energy Corp.	11,643	3,267,957

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Dominion Energy, Inc.	61,491	$3,699,913
	DTE Energy Co.	14,452	1,942,060
	Duke Energy Corp.	29,222	3,546,090
	Edison International	21,551	1,342,196
	Entergy Corp.	29,359	2,815,234
	Evergy, Inc.	16,433	1,260,904
	Eversource Energy	26,822	1,854,205
	Exelon Corp.	73,556	3,293,838
	FirstEnergy Corp.	42,188	1,997,180
	NextEra Energy, Inc.	79,414	6,980,491
	NiSource, Inc.	36,661	1,623,716
	NRG Energy, Inc.	15,718	2,399,038
	PG&E Corp.	126,899	1,956,783
	PPL Corp.	54,021	1,958,261
	Public Service Enterprise Group, Inc.	30,069	2,476,483
	Sempra	43,317	3,769,012
	Southern Co.	41,233	3,682,519
*	Talen Energy Corp.	600	209,016
	Vistra Corp.	27,495	4,353,833
	WEC Energy Group, Inc.	21,385	2,366,678
	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	43,578	$3,314,543
TOTAL UTILITIES		77,385,973
TOTAL COMMON STOCKS Cost ($1,128,281,989)		2,450,326,112

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	22,116,637	22,116,637
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	704,556	8,149,602
TOTAL INVESTMENTS — (100.0%)
(Cost $1,158,548,228)^^			$2,480,592,351
As of January 31, 2026, U.S. Large Cap Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	60	03/20/26	$20,850,497	$20,897,250	$46,753
Total Futures Contracts			$20,850,497	$20,897,250	$46,753
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$259,424,089	—	—	$259,424,089
Consumer Discretionary	258,713,988	—	—	258,713,988
Consumer Staples	137,563,985	—	—	137,563,985
Energy	103,993,313	—	—	103,993,313
Financials	305,707,573	—	—	305,707,573
Health Care	231,446,825	—	$34,857	231,481,682
Industrials	247,838,761	—	—	247,838,761
Information Technology	763,707,985	—	—	763,707,985
Materials	58,402,800	—	—	58,402,800
Real Estate	6,105,963	—	—	6,105,963
Utilities	77,385,973	—	—	77,385,973
Temporary Cash Investments	22,116,637	—	—	22,116,637
Securities Lending Collateral	—	$8,149,602	—	8,149,602
Total Investments in Securities	$2,472,407,892	$8,149,602	$34,857˂˃	$2,480,592,351

U.S. Large Cap Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$46,753	—	—	$46,753
Total Financial Instruments	$46,753	—	—	$46,753
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 3.910%, 11/05/27		2,500	$2,507,938
BONDS — (59.2%)
AUSTRALIA — (7.3%)
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.680%, FRN, 4.338%, 07/16/27		19,300	19,400,630
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 07/16/27		4,000	4,020,856
Commonwealth Bank of Australia
(r)	SOFR + 0.460%, FRN, 4.203%, 11/27/26		3,400	3,411,337
(r)Ω	SOFR + 0.460%, FRN, 4.203%, 11/27/26		1,000	1,003,335
(r)Ω	SOFR + 0.640%, FRN, 4.319%, 03/14/28		6,500	6,530,594
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.735%, 04/04/27		517	519,456
Macquarie Bank Ltd.
(r)	SOFR + 0.920%, FRN, 4.588%, 07/02/27		5,000	5,036,050
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 06/12/28		1,500	1,508,019
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.306%, 06/11/27		16,950	17,016,851
	5.400%, 11/16/28	AUD	3,300	2,332,310
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26		15,550	15,579,234
TOTAL AUSTRALIA				76,358,672
			Face Amount^	Value†
			(000)

CANADA — (7.1%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.039%, 06/05/26		2,100	$2,108,037
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	10,000	7,366,504
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	10,000	7,326,920
Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	4.895%, 10/02/26		2,200	2,213,805
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	4,000	2,998,098
Ω	3.700%, 03/08/28	CAD	3,000	2,248,573
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	9,600	7,099,199
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		90	90,647
Emera U.S. Finance LP
	3.550%, 06/15/26		1,138	1,134,844
Province of Alberta
	2.900%, 12/01/28	CAD	7,600	5,604,571
Province of Manitoba
	3.000%, 06/02/28	CAD	10,000	7,396,027
Province of Ontario
	2.900%, 06/02/28	CAD	13,000	9,596,313
	3.400%, 09/08/28	CAD	4,100	3,060,795
Province of Quebec
	2.750%, 09/01/28	CAD	7,800	5,731,266
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	4.616%, 01/19/27		3,600	3,622,298
Suncor Energy, Inc.
	7.875%, 06/15/26		2,000	2,027,510
Toronto-Dominion Bank
#(r)	SOFR + 1.080%, FRN, 4.746%, 07/17/26		2,900	2,910,991
(r)	SOFR + 0.820%, FRN, 4.486%, 01/31/28		905	909,860
(r)	SOFR + 0.910%, FRN, 4.644%, 06/02/28		1,100	1,107,380
TOTAL CANADA				74,553,638

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

FRANCE — (0.7%)
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 4.560%, 03/11/27	7,250	7,281,518
GERMANY — (1.2%)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.550%, FRN, 4.225%, 04/02/26	2,000	$2,001,275
(r)Ω	SOFR + 0.710%, FRN, 4.512%, 08/11/27	2,143	2,149,353
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.506%, 01/13/28	4,830	4,835,441
Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	4.606%, 03/31/28	1,600	1,608,000
Volkswagen Group of America Finance LLC, SOFR + 0.830%, FRN
(r)Ω	4.511%, 03/20/26	1,700	1,700,787
TOTAL GERMANY			12,294,856
ITALY — (0.5%)
Republic of Italy Government International Bonds
	1.250%, 02/17/26	5,640	5,632,922
JAPAN — (2.0%)
NTT Finance Corp.
Ω	1.162%, 04/03/26	1,600	1,592,052
(r)Ω	SOFR + 1.080%, FRN, 4.738%, 07/16/28	8,250	8,333,427
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.300%, FRN, 4.958%, 07/13/26	208	208,942
(r)	SOFR + 0.880%, FRN, 4.538%, 01/14/27	1,657	1,665,726
Sumitomo Mitsui Trust Bank Ltd.
(r)Ω	SOFR + 1.120%, FRN, 4.830%, 03/09/26	4,500	4,504,095
(r)Ω	SOFR + 1.150%, FRN, 4.839%, 09/14/26	1,750	1,758,581
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
(r)Ω	SOFR + 0.980%, FRN, 4.686%, 09/10/27		3,000	$3,028,140
TOTAL JAPAN				21,090,963
NETHERLANDS — (1.3%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.416%, 07/07/28		5,000	5,022,741
Cooperatieve Rabobank UA
(r)	SOFR + 0.600%, FRN, 4.266%, 01/21/28		5,700	5,724,072
(r)	SOFR + 0.590%, FRN, 4.256%, 10/17/28		2,600	2,610,013
TOTAL NETHERLANDS				13,356,826
NEW ZEALAND — (5.1%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	48,000	26,947,101
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	45,000	26,334,401
TOTAL NEW ZEALAND				53,281,502
SINGAPORE — (2.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.278%, 03/21/28		20,000	20,065,912
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		1,640	1,641,140
TOTAL SINGAPORE				21,707,052
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.2%)
African Development Bank
	3.350%, 08/08/28	AUD	2,800	1,891,365
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.677%, 04/06/27		835	842,261
	1.125%, 02/10/28	NZD	1,500	863,470
	4.875%, 06/29/28	NZD	4,000	2,482,128
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.116%, 02/20/28		10,000	10,008,694

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		22,000	$22,032,623
	1.000%, 08/04/28	AUD	2,760	1,762,407
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.963%, 06/15/27		16,000	16,008,434
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		7,368	7,400,567
	1.625%, 05/10/28	NZD	2,900	1,676,826
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				64,968,775
SWEDEN — (0.5%)
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 4.934%, 06/15/26		5,000	5,019,965
SWITZERLAND — (0.3%)
UBS Group AG
Ω	4.125%, 04/15/26		3,000	3,001,791
UNITED KINGDOM — (1.7%)
BAT International Finance PLC
	1.668%, 03/25/26		476	474,412
GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.187%, 03/12/27		3,350	3,362,081
LSEG Finance PLC
Ω	1.375%, 04/06/26		1,800	1,792,153
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	4.631%, 03/21/28		9,000	9,064,874
Standard Chartered PLC
Ω	4.050%, 04/12/26		3,000	2,998,050
TOTAL UNITED KINGDOM				17,691,570
UNITED STATES — (23.2%)
7-Eleven, Inc.
	0.950%, 02/10/26		130	129,908
Altria Group, Inc.
	4.400%, 02/14/26		900	899,833
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
American Honda Finance Corp.
(r)	SOFR + 0.720%, FRN, 4.395%, 10/05/26	1,055	$1,057,764
(r)	SOFR + 0.770%, FRN, 4.457%, 03/12/27	440	440,865
(r)	SOFR + 0.650%, FRN, 4.421%, 11/19/27	900	901,377
(r)	SOFR + 0.820%, FRN, 4.539%, 03/03/28	2,500	2,505,371
American Tower Corp.
	4.400%, 02/15/26	5,151	5,150,676
	1.600%, 04/15/26	340	338,390
Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.330%, 11/15/27	1,098	1,100,687
Boardwalk Pipelines LP
	5.950%, 06/01/26	398	398,715
Boeing Co.
	3.100%, 05/01/26	5,000	4,987,798
Boston Properties LP
	3.650%, 02/01/26	2,117	2,117,000
Brixmor Operating Partnership LP
	4.125%, 06/15/26	2,607	2,607,236
Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	70	69,777
Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.414%, 02/11/28	3,500	3,507,535
Caterpillar Financial Services Corp.
(r)	SOFR + 0.690%, FRN, 4.356%, 10/16/26	6,500	6,524,549
(r)	SOFR + 0.520%, FRN, 4.309%, 05/14/27	1,066	1,071,424
Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.314%, 05/13/26	7,200	7,204,446
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.219%, 02/26/28	14,178	14,233,867
Cigna Group
	1.250%, 03/15/26	2,502	2,494,232
Citibank NA, SOFR + 0.781%, FRN
(r)	4.515%, 05/29/27	1,000	1,004,610

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.302%, 11/18/27	7,600	$7,615,899
	COPT Defense Properties LP
	2.250%, 03/15/26	6,348	6,334,218
Crown Castle, Inc.
	4.450%, 02/15/26	578	577,977
	3.700%, 06/15/26	252	251,582
CVS Health Corp.
	5.000%, 02/20/26	5,100	5,101,140
	2.875%, 06/01/26	2,700	2,690,003
	eBay, Inc.
	1.400%, 05/10/26	1,000	993,348
	Elevance Health, Inc.
	1.500%, 03/15/26	760	757,807
	Energy Transfer LP
	3.900%, 07/15/26	1,500	1,499,650
	Equinix, Inc.
	1.450%, 05/15/26	370	367,308
	Essex Portfolio LP
	3.375%, 04/15/26	460	459,367
	Eversource Energy
	3.350%, 03/15/26	200	199,832
	FedEx Corp.
	3.250%, 04/01/26	1,000	998,777
	Fortive Corp.
	3.150%, 06/15/26	1,700	1,693,797
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.542%, 05/05/26	6,714	6,720,983
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.159%, 05/08/27	1,600	1,610,749
	Global Payments, Inc.
	1.200%, 03/01/26	590	588,692
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.612%, 03/01/28	1,500	1,506,013
	Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
#(r)	4.644%, 09/15/28	7,500	7,529,056
	Highmark, Inc.
Ω	1.450%, 05/10/26	500	495,629
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.673%, 03/04/27	2,250	2,261,700
(r)	SOFR + 0.970%, FRN, 4.689%, 06/03/28	7,000	7,055,528
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Intel Corp.
	4.875%, 02/10/26	5,890	$5,890,353
	Jabil, Inc.
	1.700%, 04/15/26	2,159	2,149,040
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.159%, 03/06/26	2,500	2,500,737
(r)	SOFR + 0.500%, FRN, 4.219%, 03/06/28	7,000	7,029,744
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26	5,250	5,277,888
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.366%, 11/15/26	1,500	1,500,682
(r)	SOFR + 0.880%, FRN, 4.564%, 03/15/27	567	567,933
	Kraft Heinz Foods Co.
	3.000%, 06/01/26	2,500	2,491,904
	Kroger Co.
	3.500%, 02/01/26	36	36,000
	Marriott International, Inc.
	5.450%, 09/15/26	1,000	1,007,999
	Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.124%, 03/15/28	5,100	5,110,482
	MPLX LP
	1.750%, 03/01/26	2,500	2,495,408
	National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.504%, 09/16/27	750	754,855
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27	3,750	3,767,737
	Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.339%, 11/05/28	3,900	3,920,840
	Old Republic International Corp.
	3.875%, 08/26/26	4,065	4,061,968
	PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.376%, 03/06/28	5,623	5,640,006
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26	5,600	5,552,630

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
PepsiCo, Inc., SOFR + 0.400%, FRN
(r) 4.194%, 02/13/26	3,020	$3,020,308
Prudential Financial, Inc.
1.500%, 03/10/26	220	219,478
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.366%, 04/16/27	10,100	10,134,842
Reinsurance Group of America, Inc.
# 3.950%, 09/15/26	5,000	5,000,986
RTX Corp.
5.000%, 02/27/26	665	665,147
Sempra
5.400%, 08/01/26	100	100,580
Southwestern Electric Power Co.
1.650%, 03/15/26	4,650	4,637,446
Stanley Black & Decker, Inc.
3.400%, 03/01/26	2,998	2,996,435
Tanger Properties LP
3.125%, 09/01/26	4,000	3,973,857
T-Mobile USA, Inc.
1.500%, 02/15/26	4,917	4,911,438
Toyota Motor Credit Corp.
(r) SOFR + 0.890%, FRN, 4.672%, 05/18/26	1,800	1,803,871
(r) SOFR + 0.650%, FRN, 4.332%, 03/19/27	7,900	7,933,355
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	7,400	7,392,960
Vontier Corp.
1.800%, 04/01/26	5,000	4,978,926
WEC Energy Group, Inc.
5.600%, 09/12/26	1,366	1,377,831
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.760%, 12/11/26	5,930	5,968,681
Williams Cos., Inc.
5.400%, 03/02/26	800	801,123
TOTAL UNITED STATES		241,728,585
TOTAL BONDS		617,968,635
U.S. TREASURY OBLIGATIONS — (19.2%)
U.S. Treasury Bills
3.618%, 03/19/26	60,000	59,727,950
∞ 3.592%, 04/02/26	30,000	29,822,508
∞ 3.759%, 05/14/26	68,000	67,320,354
∞ 3.660%, 09/03/26	32,000	31,352,291
		Face Amount^	Value†
		(000)

U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26	13,000	$13,003,011
TOTAL U.S. TREASURY OBLIGATIONS			201,226,114
COMMERCIAL PAPER — (20.9%)
AUSTRALIA — (0.1%)
Macquarie Group Ltd.
	4.158%, 03/23/26	1,000	994,406
CANADA — (1.6%)
Nutrien Ltd.
Ω	3.847%, 02/24/26	5,750	5,734,519
Rogers Communications, Inc.
Ω	4.071%, 03/12/26	5,000	4,977,445
TELUS Corp.
Ω	4.512%, 02/19/26	500	498,838
Ω	4.330%, 02/25/26	500	498,502
Ω	4.312%, 04/01/26	500	496,484
Ω	4.185%, 06/15/26	4,500	4,429,960
TOTAL CANADA			16,635,748
FRANCE — (0.7%)
TotalEnergies Capital SA
Ω	3.944%, 03/31/26	7,625	7,577,725
GERMANY — (0.8%)
BASF SE
Ω	3.829%, 03/25/26	2,400	2,386,508
Ω	3.839%, 03/31/26	5,500	5,465,625
TOTAL GERMANY			7,852,133
ITALY — (0.2%)
Intesa Sanpaolo Funding LLC
	3.933%, 05/04/26	2,000	1,978,566
SWEDEN — (0.9%)
Swedbank AB
Ω	3.789%, 07/22/26	10,000	9,823,183
UNITED STATES — (16.6%)
AES Corp.
Ω	4.034%, 02/02/26	500	499,835
Ω	4.163%, 03/04/26	7,500	7,471,379
Amcor Finance USA, Inc.
Ω	3.878%, 02/18/26	1,250	1,247,475
Amcor Flexibles North America, Inc.
Ω	3.875%, 02/11/26	6,500	6,491,520
Avangrid, Inc.
Ω	3.990%, 03/02/26	3,000	2,990,324

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Becton Dickinson & Co.
Ω	3.813%, 02/09/26	7,000	$6,992,627
Ω	3.834%, 02/12/26	1,000	998,627
Black Hills Corp.
Ω	3.961%, 03/11/26	5,000	4,978,500
Boston Properties LP
Ω	4.043%, 02/19/26	3,750	3,741,890
Cisco Systems, Inc.
Ω	3.973%, 02/06/26	7,000	6,995,032
Clorox Co.
Ω	3.867%, 02/24/26	1,200	1,196,795
Credit Agricole Corporate & Investment Bank SA
	4.038%, 02/06/26	7,500	7,494,710
Dominion Energy, Inc.
Ω	3.824%, 02/06/26	6,750	6,745,065
Ω	3.824%, 02/11/26	1,250	1,248,425
Duke Energy Corp.
Ω	3.867%, 02/10/26	6,000	5,993,206
Ω	3.886%, 04/01/26	750	745,196
Ω	3.881%, 04/02/26	1,250	1,241,863
Enbridge U.S., Inc.
Ω	3.866%, 02/09/26	7,750	7,741,837
Ω	3.845%, 03/04/26	1,000	996,459
Enel Finance America LLC
Ω	4.187%, 03/06/26	750	747,199
Equifax, Inc.
Ω	3.897%, 02/17/26	1,000	998,089
Ω	3.927%, 03/18/26	1,800	1,790,895
Ω	3.876%, 03/23/26	3,000	2,983,218
ERP Operating LP
Ω	4.097%, 02/10/26	7,750	7,741,012
Eversource Energy
Ω	3.904%, 02/10/26	5,000	4,993,940
Ω	3.905%, 02/23/26	1,000	997,343
Fidelity National Information Services, Inc.
Ω	3.913%, 02/25/26	2,250	2,243,764
General Motors Financial Co., Inc.
Ω	4.185%, 03/09/26	3,000	2,987,656
Ω	3.951%, 03/25/26	3,000	2,982,414
Glencore Funding LLC
Ω	3.945%, 02/27/26	1,000	996,945
Harley-Davidson Financial Services, Inc.
Ω	4.408%, 03/03/26	250	249,108
Ω	4.152%, 03/10/26	250	248,908
Ω	4.304%, 03/10/26	5,700	5,675,109
HCA, Inc.
Ω	4.070%, 02/24/26	2,000	1,994,245
Ω	4.221%, 02/27/26	2,750	2,741,116
Ω	4.350%, 04/22/26	2,000	1,981,347
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Honeywell International, Inc.
Ω	4.038%, 02/10/26	3,500	$3,495,991
Ω	4.019%, 03/20/26	1,500	1,492,301
Hubbell, Inc.
Ω	3.836%, 02/27/26	1,750	1,744,816
Keurig Dr. Pepper, Inc.
Ω	3.926%, 02/13/26	5,000	4,992,665
Ω	3.917%, 02/24/26	750	748,002
Lseg U.S. Fin Corp.
	3.991%, 03/17/26	6,000	5,970,529
	3.899%, 04/21/26	1,000	991,406
Marriott International, Inc.
Ω	3.887%, 03/20/26	700	696,309
McCormick & Co., Inc.
Ω	3.882%, 02/27/26	3,500	3,489,507
National Securities Clearing Corp.
Ω	3.987%, 02/17/26	9,000	8,983,489
NextEra Energy Capital Holdings, Inc.
Ω	3.885%, 03/10/26	2,250	2,240,569
Ovintiv, Inc.
	4.170%, 02/19/26	3,500	3,491,896
	4.276%, 02/20/26	2,000	1,995,131
	4.169%, 02/25/26	1,000	996,971
Philip Morris International, Inc.
Ω	3.840%, 02/27/26	4,200	4,187,969
Stanley Black & Decker, Inc.
Ω	3.916%, 02/23/26	3,000	2,992,102
VW Credit, Inc.
Ω	4.276%, 04/06/26	3,000	2,978,720
Xcel Energy, Inc.
Ω	3.893%, 02/13/26	3,500	3,494,818
TOTAL UNITED STATES			173,146,264
TOTAL COMMERCIAL PAPER (Cost $218,051,459)			218,008,025
TOTAL INVESTMENT SECURITIES (Cost $1,034,256,871)			1,039,710,712

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	407,890	4,718,062
TOTAL INVESTMENTS — (100.0%)
(Cost $1,038,974,933)^^			$1,044,428,774

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2026, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,823,589	AUD	8,663,739	Citibank, N.A.	02/09/26	$(209,349)
USD	1,666,598	NZD	2,867,493	Royal Bank of Canada	02/10/26	(60,372)
USD	28,041,267	NZD	48,722,673	Citibank, N.A.	02/11/26	(1,303,434)
USD	26,398,099	NZD	45,249,845	Australia and New Zealand Bank	03/13/26	(885,235)
USD	57,556,430	CAD	79,765,482	Citibank, N.A.	03/23/26	(1,145,340)
Total (Depreciation)						$(3,603,730)
As of January 31, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	255	05/14/26	$5,554,856	$5,555,813	$957
CBOT Soybean Futures	103	05/14/26	5,571,283	5,546,550	(24,733)
CBOT Soybean Meal Futures	99	05/14/26	2,958,036	2,945,250	(12,786)
CBOT Soybean Oil Futures	98	05/14/26	3,230,831	3,178,728	(52,103)
CBOT Wheat Futures	108	05/14/26	2,889,526	2,948,400	58,874
CME Lean Hogs Futures	54	04/15/26	2,026,133	2,055,240	29,107
CME Live Cattle Futures	42	04/30/26	3,942,583	3,978,240	35,657
COMEX Copper Futures	45	05/27/26	6,669,825	6,729,750	59,925
COMEX Gold 100 Troy Oz. Futures	34	04/28/26	16,098,673	16,133,340	34,667
COMEX Silver Futures	11	05/27/26	5,991,030	4,352,700	(1,638,330)
Ice Brent Crude Oil Futures	50	05/12/26	3,255,024	3,468,750	213,726
ICE Brent Crude Oil Futures	143	03/31/26	9,259,762	9,811,230	551,468
KCBT Hard Red Winter Wheat Futures	69	05/14/26	1,875,723	1,914,750	39,027
LME Lead Futures	16	03/16/26	795,311	796,448	1,137
LME Lead Futures	19	05/18/26	965,295	960,179	(5,116)
LME Nickel Futures	21	03/16/26	1,894,144	2,249,214	355,070
LME Nickel Futures	21	05/18/26	2,299,441	2,267,068	(32,373)
LME Primary Aluminum Futures	55	03/16/26	3,926,839	4,314,626	387,787
LME Primary Aluminum Futures	53	05/18/26	4,258,528	4,168,516	(90,012)
LME Zinc Futures	27	03/16/26	2,046,904	2,303,033	256,129
LME Zinc Futures	29	05/18/26	2,433,515	2,466,646	33,131
Nybot Csc ’c’ Coffee Futures	21	05/18/26	2,707,034	2,483,381	(223,653)
NYBOT CSC Cocoa Futures	30	05/13/26	1,264,220	1,267,800	3,580
Nybot Csc No. 11 World Sugar Futures	181	04/30/26	2,916,659	2,805,645	(111,014)
NYBOT CTN No. 2 Cotton Futures	51	05/06/26	1,668,039	1,655,715	(12,324)
NYMEX Henry Hub Natural Gas Futures	254	04/28/26	9,257,704	10,180,320	922,616
NYMEX Light Sweet Crude Oil Futures	122	04/21/26	7,539,919	7,847,040	307,121
NYMEX NY Harbor ULSD Futures	26	04/30/26	2,472,700	2,575,045	102,345
NYMEX Reformulated Gasoline Blend Futures	31	04/30/26	2,747,644	2,832,762	85,118
Total			$118,517,181	$119,792,179	$1,274,998
Short Position contracts:
LME Lead Futures	(16)	03/16/26	(791,876)	(796,448)	(4,572)
LME Nickel Futures	(21)	03/16/26	(2,064,030)	(2,249,215)	(185,185)
LME Primary Aluminum Futures	(55)	03/16/26	(4,160,430)	(4,314,627)	(154,197)
LME Zinc Futures	(27)	03/16/26	(2,153,436)	(2,303,032)	(149,596)
Total			$(9,169,772)	$(9,663,322)	$(493,550)
Total Futures Contracts			$109,347,409	$110,128,857	$781,448

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	100,626,210	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	04/28/26	—	—	$(805,016)	$(805,016)
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	102,863,018	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/28/26	—	—	(843,384)	(843,384)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	111,663,168	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/24/26	—	—	1,255,851	1,255,851
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	126,265,344	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/24/26	—	—	1,582,056	1,582,056
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	130,541,629	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/27/26	—	—	(3,164,299)	(3,164,299)
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	46,019,244	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/27/26	—	—	(1,115,732)	(1,115,732)
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	127,337,997	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/25/26	—	—	(1,866,130)	(1,866,130)
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	117,960,784	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/25/26	—	—	(1,701,060)	(1,701,060)
UBS UBSIB190 Custom Strategy (9)	UBS AG	USD	245,090,890	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/27/26	—	—	(5,942,030)	(5,942,030)

Total						—	—	$(12,599,744)	$(12,599,744)
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.82%	$ 2,837,427
CBOT Corn Futures	4.89%	4,921,736
ICE Cocoa Futures	0.89%	890,705
NYMEX Light Sweet Crude Oil Futures	7.09%	7,130,134
ICE Brent Crude Oil Futures	8.80%	8,853,271
NYBOT CTN No. 2 Cotton Futures	1.15%	1,154,662
COMEX Gold 100 Troy Oz. Futures	14.56%	14,658,598
COMEX Copper Futures	4.73%	4,759,076
NYMEX NY Harbor ULSD Futures	2.92%	2,934,171
NYBOT CSC 'C' Coffee Futures	2.84%	2,860,946
KCBT Hard Red Winter Wheat Futures	1.35%	1,360,230
LME Primary Aluminum Futures	3.72%	3,741,878
CME Live Cattle Futures	4.29%	4,314,002
CME Lean Hogs Futures	2.24%	2,252,019
LME Lead Futures	0.68%	683,415
LME Nickel Futures	2.05%	2,065,198
LME Zinc Futures	2.19%	2,204,623
NYMEX Henry Hub Natural Gas Futures	10.89%	10,967,300
ICE Gasoil Futures	3.83%	3,849,410
CBOT Soybean Futures	3.93%	3,958,567
NYBOT CSC No. 11 World Sugar Futures	3.10%	3,117,192
COMEX Silver Futures	3.67%	3,694,885
CBOT Soybean Meal Futures	2.61%	2,625,362
CBOT Wheat Futures	2.07%	2,086,578
NYMEX Reformulated Gasoline Blend Futures	2.69%	2,704,825
Total Notional Amount		$ 100,626,210
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$ 2,973,515
CBOT Corn Futures	5.03%	5,178,992
ICE Cocoa Futures	1.14%	1,175,974
NYMEX Light Sweet Crude Oil Futures	7.13%	7,338,050
ICE Brent Crude Oil Futures	8.93%	9,188,164
NYBOT CTN No. 2 Cotton Futures	1.49%	1,533,836
COMEX Gold 100 Troy Oz. Futures	14.80%	15,213,092
COMEX Copper Futures	6.06%	6,237,242
NYMEX NY Harbor ULSD Futures	2.35%	2,421,954
NYBOT CSC 'C' Coffee Futures	2.29%	2,351,262
KCBT Hard Red Winter Wheat Futures	1.75%	1,796,422
LME Primary Aluminum Futures	3.78%	3,890,633
CME Live Cattle Futures	3.64%	3,741,494
CME Lean Hogs Futures	1.86%	1,916,856
LME Lead Futures	0.87%	897,932
LME Nickel Futures	2.10%	2,156,793
LME Zinc Futures	2.26%	2,325,039
NYMEX Henry Hub Natural Gas Futures	9.25%	9,512,267
ICE Gasoil Futures	3.13%	3,220,870
CBOT Soybean Futures	5.05%	5,191,898
NYBOT CSC No. 11 World Sugar Futures	2.55%	2,619,053
COMEX Silver Futures	3.75%	3,862,317
CBOT Soybean Meal Futures	2.67%	2,744,660

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.68%	2,755,450
NYMEX Reformulated Gasoline Blend Futures	2.55%	2,619,253
Total Notional Amount		$ 102,863,018
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$ 3,227,906
CBOT Corn Futures	5.03%	5,622,066
ICE Cocoa Futures	1.14%	1,276,581
NYMEX Light Sweet Crude Oil Futures	7.13%	7,965,836
ICE Brent Crude Oil Futures	8.93%	9,974,231
NYBOT CTN No. 2 Cotton Futures	1.49%	1,665,059
COMEX Gold 100 Troy Oz. Futures	14.80%	16,514,605
COMEX Copper Futures	6.06%	6,770,852
NYMEX NY Harbor ULSD Futures	2.35%	2,629,157
NYBOT CSC 'C' Coffee Futures	2.29%	2,552,417
KCBT Hard Red Winter Wheat Futures	1.75%	1,950,109
LME Primary Aluminum Futures	3.78%	4,223,485
CME Live Cattle Futures	3.64%	4,061,587
CME Lean Hogs Futures	1.86%	2,080,848
LME Lead Futures	0.87%	974,752
LME Nickel Futures	2.10%	2,341,311
LME Zinc Futures	2.26%	2,523,951
NYMEX Henry Hub Natural Gas Futures	9.25%	10,326,060
ICE Gasoil Futures	3.13%	3,496,422
CBOT Soybean Futures	5.05%	5,636,076
NYBOT CSC No. 11 World Sugar Futures	2.55%	2,843,119
COMEX Silver Futures	3.75%	4,192,746
CBOT Soybean Meal Futures	2.67%	2,979,472
CBOT Wheat Futures	2.68%	2,991,184
NYMEX Reformulated Gasoline Blend Futures	2.55%	2,843,336
Total Notional Amount		$ 111,663,168
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.82%	$ 3,560,392
CBOT Corn Futures	4.89%	6,175,774
ICE Cocoa Futures	0.89%	1,117,652
NYMEX Light Sweet Crude Oil Futures	7.09%	8,946,862
ICE Brent Crude Oil Futures	8.80%	11,109,046
NYBOT CTN No. 2 Cotton Futures	1.15%	1,448,866
COMEX Gold 100 Troy Oz. Futures	14.56%	18,393,545
COMEX Copper Futures	4.73%	5,971,669
NYMEX NY Harbor ULSD Futures	2.92%	3,681,785
NYBOT CSC 'C' Coffee Futures	2.84%	3,589,904
KCBT Hard Red Winter Wheat Futures	1.35%	1,706,811
LME Primary Aluminum Futures	3.72%	4,695,293
CME Live Cattle Futures	4.29%	5,413,192
CME Lean Hogs Futures	2.24%	2,825,824
LME Lead Futures	0.68%	857,546

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Nickel Futures	2.05%	2,591,402
LME Zinc Futures	2.19%	2,766,352
NYMEX Henry Hub Natural Gas Futures	10.89%	13,761,719
ICE Gasoil Futures	3.83%	4,830,224
CBOT Soybean Futures	3.93%	4,967,194
NYBOT CSC No. 11 World Sugar Futures	3.10%	3,911,440
COMEX Silver Futures	3.67%	4,636,326
CBOT Soybean Meal Futures	2.61%	3,294,294
CBOT Wheat Futures	2.07%	2,618,229
NYMEX Reformulated Gasoline Blend Futures	2.69%	3,394,003
Total Notional Amount		$ 126,265,344
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.82%	$ 3,680,973
CBOT Corn Futures	4.89%	6,384,932
ICE Cocoa Futures	0.89%	1,155,504
NYMEX Light Sweet Crude Oil Futures	7.09%	9,249,869
ICE Brent Crude Oil Futures	8.80%	11,485,281
NYBOT CTN No. 2 Cotton Futures	1.15%	1,497,935
COMEX Gold 100 Troy Oz. Futures	14.56%	19,016,489
COMEX Copper Futures	4.73%	6,173,914
NYMEX NY Harbor ULSD Futures	2.92%	3,806,478
NYBOT CSC 'C' Coffee Futures	2.84%	3,711,484
KCBT Hard Red Winter Wheat Futures	1.35%	1,764,616
LME Primary Aluminum Futures	3.72%	4,854,311
CME Live Cattle Futures	4.29%	5,596,523
CME Lean Hogs Futures	2.24%	2,921,528
LME Lead Futures	0.68%	886,589
LME Nickel Futures	2.05%	2,679,166
LME Zinc Futures	2.19%	2,860,041
NYMEX Henry Hub Natural Gas Futures	10.89%	14,227,795
ICE Gasoil Futures	3.83%	4,993,811
CBOT Soybean Futures	3.93%	5,135,420
NYBOT CSC No. 11 World Sugar Futures	3.10%	4,043,910
COMEX Silver Futures	3.67%	4,793,346
CBOT Soybean Meal Futures	2.61%	3,405,863
CBOT Wheat Futures	2.07%	2,706,902
NYMEX Reformulated Gasoline Blend Futures	2.69%	3,508,949
Total Notional Amount		$ 130,541,629
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$ 1,330,302
CBOT Corn Futures	5.03%	2,316,997
ICE Cocoa Futures	1.14%	526,112
NYMEX Light Sweet Crude Oil Futures	7.13%	3,282,925
ICE Brent Crude Oil Futures	8.93%	4,110,636
NYBOT CTN No. 2 Cotton Futures	1.49%	686,213
COMEX Gold 100 Troy Oz. Futures	14.80%	6,806,090

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	6.06%	2,790,441
NYMEX NY Harbor ULSD Futures	2.35%	1,083,543
NYBOT CSC 'C' Coffee Futures	2.29%	1,051,916
KCBT Hard Red Winter Wheat Futures	1.75%	803,690
LME Primary Aluminum Futures	3.78%	1,740,606
CME Live Cattle Futures	3.64%	1,673,884
CME Lean Hogs Futures	1.86%	857,570
LME Lead Futures	0.87%	401,720
LME Nickel Futures	2.10%	964,914
LME Zinc Futures	2.26%	1,040,185
NYMEX Henry Hub Natural Gas Futures	9.25%	4,255,633
ICE Gasoil Futures	3.13%	1,440,965
CBOT Soybean Futures	5.05%	2,322,771
NYBOT CSC No. 11 World Sugar Futures	2.55%	1,171,722
COMEX Silver Futures	3.75%	1,727,938
CBOT Soybean Meal Futures	2.67%	1,227,916
CBOT Wheat Futures	2.68%	1,232,744
NYMEX Reformulated Gasoline Blend Futures	2.55%	1,171,811
Total Notional Amount		$ 46,019,244
(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$ 3,681,026
CBOT Corn Futures	5.03%	6,411,269
ICE Cocoa Futures	1.14%	1,455,783
NYMEX Light Sweet Crude Oil Futures	7.13%	9,084,048
ICE Brent Crude Oil Futures	8.93%	11,374,374
NYBOT CTN No. 2 Cotton Futures	1.49%	1,898,793
COMEX Gold 100 Troy Oz. Futures	14.80%	18,832,858
COMEX Copper Futures	6.06%	7,721,317
NYMEX NY Harbor ULSD Futures	2.35%	2,998,228
NYBOT CSC 'C' Coffee Futures	2.29%	2,910,715
KCBT Hard Red Winter Wheat Futures	1.75%	2,223,858
LME Primary Aluminum Futures	3.78%	4,816,361
CME Live Cattle Futures	3.64%	4,631,736
CME Lean Hogs Futures	1.86%	2,372,949
LME Lead Futures	0.87%	1,111,584
LME Nickel Futures	2.10%	2,669,975
LME Zinc Futures	2.26%	2,878,254
NYMEX Henry Hub Natural Gas Futures	9.25%	11,775,591
ICE Gasoil Futures	3.13%	3,987,236
CBOT Soybean Futures	5.05%	6,427,246
NYBOT CSC No. 11 World Sugar Futures	2.55%	3,242,224
COMEX Silver Futures	3.75%	4,781,307
CBOT Soybean Meal Futures	2.67%	3,397,718
CBOT Wheat Futures	2.68%	3,411,075
NYMEX Reformulated Gasoline Blend Futures	2.55%	3,242,472
Total Notional Amount		$ 127,337,997

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(8) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.82%	$ 3,326,223
CBOT Corn Futures	4.89%	5,769,589
ICE Cocoa Futures	0.89%	1,044,144
NYMEX Light Sweet Crude Oil Futures	7.09%	8,358,420
ICE Brent Crude Oil Futures	8.80%	10,378,396
NYBOT CTN No. 2 Cotton Futures	1.15%	1,353,573
COMEX Gold 100 Troy Oz. Futures	14.56%	17,183,789
COMEX Copper Futures	4.73%	5,578,908
NYMEX NY Harbor ULSD Futures	2.92%	3,439,632
NYBOT CSC 'C' Coffee Futures	2.84%	3,353,793
KCBT Hard Red Winter Wheat Futures	1.35%	1,594,553
LME Primary Aluminum Futures	3.72%	4,386,480
CME Live Cattle Futures	4.29%	5,057,162
CME Lean Hogs Futures	2.24%	2,639,968
LME Lead Futures	0.68%	801,145
LME Nickel Futures	2.05%	2,420,963
LME Zinc Futures	2.19%	2,584,407
NYMEX Henry Hub Natural Gas Futures	10.89%	12,856,602
ICE Gasoil Futures	3.83%	4,512,537
CBOT Soybean Futures	3.93%	4,640,498
NYBOT CSC No. 11 World Sugar Futures	3.10%	3,654,182
COMEX Silver Futures	3.67%	4,331,391
CBOT Soybean Meal Futures	2.61%	3,077,626
CBOT Wheat Futures	2.07%	2,446,026
NYMEX Reformulated Gasoline Blend Futures	2.69%	3,170,777
Total Notional Amount		$ 117,960,784
(9) The following table represents the individual positions within the Total Return Swap as of January 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$ 7,084,971
CBOT Corn Futures	5.03%	12,339,943
ICE Cocoa Futures	1.14%	2,801,985
NYMEX Light Sweet Crude Oil Futures	7.13%	17,484,314
ICE Brent Crude Oil Futures	8.93%	21,892,566
NYBOT CTN No. 2 Cotton Futures	1.49%	3,654,659
COMEX Gold 100 Troy Oz. Futures	14.80%	36,248,110
COMEX Copper Futures	6.06%	14,861,427
NYMEX NY Harbor ULSD Futures	2.35%	5,770,770
NYBOT CSC 'C' Coffee Futures	2.29%	5,602,332
KCBT Hard Red Winter Wheat Futures	1.75%	4,280,320
LME Primary Aluminum Futures	3.78%	9,270,180
CME Live Cattle Futures	3.64%	8,914,828
CME Lean Hogs Futures	1.86%	4,567,278
LME Lead Futures	0.87%	2,139,496
LME Nickel Futures	2.10%	5,138,974
LME Zinc Futures	2.26%	5,539,853
NYMEX Henry Hub Natural Gas Futures	9.25%	22,664,799
ICE Gasoil Futures	3.13%	7,674,340
CBOT Soybean Futures	5.05%	12,370,695
NYBOT CSC No. 11 World Sugar Futures	2.55%	6,240,397
COMEX Silver Futures	3.75%	9,202,711
CBOT Soybean Meal Futures	2.67%	6,539,680

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.68%	6,565,388
NYMEX Reformulated Gasoline Blend Futures	2.55%	6,240,874
Total Notional Amount		$ 245,090,890
As of January 31, 2026, the value of Rule 144A securities amounted to $335,082,487 or 27.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,507,938	—	$2,507,938
Bonds
Australia	—	76,358,672	—	76,358,672
Canada	—	74,553,638	—	74,553,638
France	—	7,281,518	—	7,281,518
Germany	—	12,294,856	—	12,294,856
Italy	—	5,632,922	—	5,632,922
Japan	—	21,090,963	—	21,090,963
Netherlands	—	13,356,826	—	13,356,826
New Zealand	—	53,281,502	—	53,281,502
Singapore	—	21,707,052	—	21,707,052
Supranational Organization Obligations	—	64,968,775	—	64,968,775
Sweden	—	5,019,965	—	5,019,965
Switzerland	—	3,001,791	—	3,001,791
United Kingdom	—	17,691,570	—	17,691,570
United States	—	241,728,585	—	241,728,585
U.S. Treasury Obligations	—	201,226,114	—	201,226,114
Commercial Paper	—	218,008,025	—	218,008,025
Securities Lending Collateral	—	4,718,062	—	4,718,062
Total Investments in Securities	—	$1,044,428,774	—	$1,044,428,774
Financial Instruments
Assets
Futures Contracts**	$3,477,442	—	—	3,477,442
Swap Agreements**	—	2,837,907	—	2,837,907
Liabilities
Forward Currency Contracts**	—	(3,603,730)	—	(3,603,730)
Futures Contracts**	(2,695,994)	—	—	(2,695,994)
Swap Agreements**	—	(15,437,651)	—	(15,437,651)
Total Financial Instruments	$781,448	$(16,203,474)	—	$(15,422,026)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	3.765%, 02/10/27	16,300	$16,313,078
BONDS — (21.5%)
African Development Bank
	0.875%, 03/23/26	9,413	9,374,823
Asian Development Bank
	0.500%, 02/04/26	25,000	24,995,461
	1.000%, 04/14/26	66,472	66,107,110
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.690%, 06/16/26	2,503	2,510,359
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	3.885%, 04/15/26	25,000	25,007,000
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.237%, 03/18/26	22,007	22,018,004
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 07/16/27	46,841	47,085,229
(r)	4.338%, 07/16/27	17,200	17,289,681
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27	8,100	8,141,869
(r)	4.468%, 01/18/27	3,576	3,594,484
Bank of England Euro Notes
	4.625%, 03/06/26	13,800	13,813,111
CDP Financial, Inc.
	4.500%, 02/13/26	10,447	10,448,942
Ω	1.000%, 05/26/26	5,000	4,956,376
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.109%, 02/26/27	19,870	19,920,390
Citibank NA, SOFR + 0.781%, FRN
(r)	4.515%, 05/29/27	29,541	29,677,180
Commonwealth Bank of Australia, SOFR + 0.520%, FRN
(r)Ω	4.199%, 06/15/26	2,287	2,289,625
		Face Amount	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
(r)	4.076%, 01/14/28	30,000	$30,017,700
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.336%, 05/27/27	40,840	40,993,488
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.365%, 08/28/26	28,965	29,026,158
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	4.956%, 03/11/26	17,975	17,997,097
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.860%, 09/16/26	800	800,031
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.946%, 04/12/27	18,220	18,233,188
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.030%, 10/04/27	46,000	46,068,212
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.052%, 02/23/27	3,249	3,253,451
(r)	4.075%, 11/18/27	3,500	3,502,652
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.036%, 01/12/27	27,400	27,430,511
International Finance Corp., SOFR + 0.270%, FRN
(r)	3.937%, 07/30/27	77,284	77,320,565
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.286%, 04/29/26	10,000	10,010,225
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26	2,500	2,513,280

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26	44,852	$44,890,475
Landwirtschaftliche Rentenbank
	1.750%, 07/27/26	11,866	11,751,771
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)Ω	4.136%, 02/03/28	41,400	41,423,764
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.144%, 09/15/27	19,100	19,202,808
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.831%, 10/30/26	3,400	3,424,696
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27	5,000	5,022,757
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)	4.308%, 01/12/27	2,000	2,007,674
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27	3,500	3,516,555
OMERS Finance Trust
	1.100%, 03/26/26	67,417	67,133,555
Province of Quebec
	2.500%, 04/20/26	9,380	9,352,745
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.302%, 11/03/27	28,030	28,146,517
Svensk Exportkredit AB
	4.375%, 02/13/26	1,645	1,645,224
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26	3,900	3,915,893
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.934%, 06/15/26	9,792	9,831,099
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27	18,600	18,612,932
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27	29,582	29,712,457
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26	3,600	3,623,482
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.078%, 04/16/26	25,500	25,515,784
	Face Amount	Value†
	(000)

Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.118%, 10/20/26	53,600	$53,700,768
TOTAL BONDS		996,827,158
U.S. TREASURY OBLIGATIONS — (20.9%)
U.S. Treasury Bills
∞ 3.821%, 02/26/26	15,000	14,963,817
∞ 3.670%, 03/24/26	25,000	24,873,605
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.711%, 01/31/27	83,000	83,030,765
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 3.763%, 04/30/26	137,542	137,573,861
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.773%, 04/30/27	344,850	345,282,314
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.803%, 10/31/27	233,000	233,395,033
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 3.818%, 10/31/26	45,000	45,046,545
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.772%, 07/31/27	86,000	86,102,281
TOTAL U.S. TREASURY OBLIGATIONS		970,268,221

COMMERCIAL PAPER — (54.3%)
Apple, Inc.
Ω	3.682%, 02/06/26	11,500	11,491,794
Australia & New Zealand Banking Group Ltd.
Ω	3.871%, 04/07/26	15,000	14,896,742
Ω	3.783%, 07/22/26	10,000	9,825,222
BNG Bank NV
Ω	3.730%, 04/29/26	45,000	44,592,250
Ω	3.731%, 04/30/26	23,000	22,789,263
Caisse des Depots et Consignations
Ω	4.069%, 02/10/26	10,000	9,988,826
Ω	3.921%, 03/09/26	45,000	44,824,693
Ω	3.921%, 03/10/26	25,000	24,900,008
Cisco Systems, Inc.
Ω	4.005%, 02/02/26	20,000	19,993,926
Ω	3.973%, 02/06/26	8,500	8,493,968

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	3.964%, 03/12/26	45,000	$44,812,885
Ω	3.742%, 06/12/26	40,000	39,467,604
Ω	3.717%, 07/21/26	10,000	9,828,956
DBS Bank Ltd.
Ω	4.053%, 02/03/26	60,000	59,975,694
Ω	4.006%, 03/10/26	25,000	24,900,170
Ω	3.873%, 04/08/26	8,500	8,440,005
Ω	3.754%, 03/12/26	20,000	19,916,010
DNB Bank ASA
Ω	3.954%, 03/23/26	45,000	44,764,474
Ω	4.025%, 04/15/26	47,500	47,139,537
Ω	3.798%, 07/14/26	5,000	4,916,173
Ω	3.782%, 07/31/26	35,000	34,352,188
Erste Abwicklungsanstalt
Ω	3.890%, 03/05/26	33,000	32,885,536
Ω	3.872%, 03/16/26	22,400	22,296,960
Ω	3.745%, 04/21/26	6,000	5,950,367
Ω	3.736%, 05/28/26	20,000	19,758,166
European Investment Bank
	3.924%, 02/17/26	45,000	44,917,668
	4.041%, 02/17/26	25,000	24,954,260
Export Development Canada
	3.868%, 03/03/26	45,450	45,306,446
	3.947%, 03/10/26	61,250	61,013,446
Hydro-Quebec
Ω	3.738%, 04/15/26	10,000	9,923,594
Johnson & Johnson
Ω	3.933%, 02/02/26	25,000	24,992,427
Ω	3.940%, 02/02/26	45,000	44,986,369
Kreditanstalt fuer Wiederaufbau
Ω	4.000%, 02/09/26	5,000	4,994,981
Ω	4.018%, 02/10/26	15,000	14,983,478
Ω	3.956%, 03/03/26	25,000	24,919,778
Ω	3.894%, 03/09/26	25,000	24,904,735
Ω	3.848%, 03/17/26	4,000	3,981,549
Ω	3.735%, 04/15/26	16,000	15,879,166
Ω	3.745%, 04/23/26	15,000	14,874,359
Ω	3.769%, 07/27/26	15,000	14,733,000
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.018%, 02/02/26	45,000	44,986,297
Ω	3.964%, 02/10/26	42,000	41,953,052
National Securities Clearing Corp.
Ω	3.972%, 02/06/26	15,000	14,989,355
Ω	3.958%, 02/20/26	45,500	45,402,475
Ω	3.749%, 03/26/26	23,000	22,869,986
Ω	3.748%, 03/27/26	5,000	4,971,222
Ω	3.756%, 04/23/26	30,000	29,744,349
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	45,000	44,371,512
Nordea Bank Abp
Ω	3.790%, 07/14/26	6,000	5,898,476
Ω	3.778%, 07/20/26	12,500	12,281,049
Ω	3.790%, 07/20/26	14,750	14,491,638
		Face Amount	Value†
		(000)
Ω	3.780%, 07/27/26	45,000	$44,180,590
Ω	3.782%, 07/31/26	50,000	49,069,680
NRW Bank
Ω	4.022%, 03/26/26	10,100	10,043,472
Ω	3.889%, 02/27/26	40,000	39,885,620
Ω	3.861%, 03/31/26	45,000	44,725,500
Oesterreichische Kontrollbank AG
	3.831%, 03/30/26	53,000	52,678,613
	3.724%, 04/30/26	22,000	21,796,775
	3.726%, 05/07/26	20,000	19,800,944
OMERS Finance Trust
Ω	3.755%, 04/01/26	20,000	19,874,256
Ω	3.776%, 05/01/26	48,000	47,548,056
Procter & Gamble Co.
Ω	3.701%, 04/20/26	44,550	44,192,281
Ω	3.703%, 04/22/26	15,000	14,876,601
Province of Alberta
Ω	3.882%, 02/19/26	43,500	43,411,930
Ω	3.907%, 03/02/26	10,000	9,968,727
Ω	3.927%, 03/18/26	25,000	24,880,683
Ω	3.948%, 03/18/26	18,000	17,914,091
Ω	3.868%, 03/31/26	25,000	24,847,500
Ω	3.807%, 04/20/26	4,000	3,967,615
Province of Ontario
	4.017%, 02/06/26	35,000	34,975,160
	3.848%, 03/30/26	23,500	23,359,052
	3.765%, 04/21/26	54,400	53,954,159
Province of Ontario Canada
	3.734%, 05/29/26	20,000	19,761,284
Province of Quebec
Ω	3.921%, 02/06/26	30,000	29,978,649
PSP Capital, Inc.
Ω	3.949%, 02/25/26	10,000	9,973,553
Ω	3.912%, 03/11/26	25,000	24,898,148
Ω	3.747%, 04/20/26	20,000	19,837,036
Ω	3.734%, 04/28/26	500	495,520
Ω	3.744%, 05/26/26	45,000	44,469,202
Queensland Treasury Corp.
	3.833%, 07/14/26	24,500	24,100,241
Royal Bank of Canada
Ω	3.800%, 07/23/26	45,000	44,209,606
Sanofi SA
Ω	4.039%, 02/10/26	20,000	19,977,644
Ω	4.051%, 02/10/26	8,500	8,490,499
Siemens Capital Co. LLC
Ω	3.979%, 02/13/26	44,000	43,938,110
Ω	3.692%, 02/04/26	15,000	14,992,464
Svensk Exportkredit AB
	3.888%, 03/04/26	25,000	24,916,263
	4.023%, 03/11/26	45,000	44,816,832
	3.958%, 03/16/26	45,500	45,291,269
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	23,500	23,083,458

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Swedbank AB
Ω	3.789%, 07/22/26	17,150	$16,846,759
Toronto-Dominion Bank
Ω	4.072%, 03/02/26	30,000	29,903,151
Ω	3.912%, 03/26/26	23,000	22,868,033
United Overseas Bank Ltd.
Ω	4.033%, 02/13/26	35,000	34,950,016
Ω	3.900%, 02/19/26	15,000	14,969,312
Ω	4.038%, 02/19/26	8,550	8,532,508
Ω	4.037%, 02/20/26	10,000	9,978,508
Ω	3.857%, 03/13/26	7,325	7,293,329
TOTAL COMMERCIAL PAPER (Cost $2,523,358,354)			2,523,048,783
TOTAL INVESTMENT SECURITIES (Cost $4,505,467,885)			4,506,457,240

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	133,399,264	$133,399,264
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	404,537	4,679,284
TOTAL INVESTMENTS — (100.0%)
(Cost $4,643,546,433)^^			$4,644,535,788
As of January 31, 2026, the value of Rule 144A securities amounted to $2,144,304,581 or 46.3% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$16,313,078	—	$16,313,078
Bonds	—	996,827,158	—	996,827,158
U.S. Treasury Obligations	—	970,268,221	—	970,268,221
Commercial Paper	—	2,523,048,783	—	2,523,048,783
Temporary Cash Investments	$133,399,264	—	—	133,399,264
Securities Lending Collateral	—	4,679,284	—	4,679,284
Total Investments in Securities	$133,399,264	$4,511,136,524	—	$4,644,535,788

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Banks Funding Corp.
(r)	SOFR + 0.115%, FRN, 3.765%, 02/10/27		7,000	$7,005,617
BONDS — (60.5%)
AUSTRALIA — (9.1%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.237%, 03/18/26		22,007	22,018,003
#(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		23,000	23,118,886
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		1,125	1,130,815
	4.750%, 02/05/27	AUD	7,300	5,094,997
(r)	3M Swap + 0.700%, FRN, 4.422%, 06/18/27	AUD	10,000	6,988,223
(r)	SOFR + 0.680%, FRN, 4.338%, 07/16/27		2,400	2,412,514
	4.100%, 09/28/27	AUD	869	600,118
(r)Ω	SOFR + 0.650%, FRN, 4.324%, 09/30/27		12,353	12,400,940
(r)	3M Swap + 1.200%, FRN, 4.839%, 11/04/27	AUD	6,500	4,582,900
	5.350%, 11/04/27	AUD	24,800	17,468,948
(r)	3M Swap + 0.680%, FRN, 4.334%, 02/18/28	AUD	22,000	15,383,282
(r)	3M Swap + 0.930%, FRN, 4.643%, 09/11/28	AUD	4,800	3,373,299
Australia Government Bonds
	4.750%, 04/21/27	AUD	10,000	7,011,481
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 4.429%, 03/13/26		500	500,335
	2.400%, 01/14/27	AUD	20,010	13,665,460
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.434%, 07/22/27	AUD	1,500	$1,048,714
	4.400%, 08/18/27	AUD	8,620	5,983,031
(r)	3M Swap + 1.020%, FRN, 4.674%, 08/18/27	AUD	3,070	2,155,988
	5.000%, 01/13/28	AUD	29,520	20,667,057
(r)	SOFR + 0.640%, FRN, 4.319%, 03/14/28		10,000	10,047,067
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	11,900	8,374,074
National Australia Bank Ltd.
(r)	3M Swap + 0.780%, FRN, 4.414%, 05/12/26	AUD	13,750	9,586,975
(r)	3M Swap + 0.410%, FRN, 4.063%, 08/24/26	AUD	4,000	2,786,459
	2.900%, 02/25/27	AUD	11,857	8,117,666
	4.950%, 05/10/27	AUD	2,200	1,538,098
(r)	3M Swap + 0.700%, FRN, 4.427%, 10/18/27	AUD	16,000	11,182,939
	4.450%, 10/18/27	AUD	4,072	2,826,181
(r)Ω	SOFR + 0.600%, FRN, 4.257%, 10/26/27		37,729	37,900,722
(r)	3M Swap + 1.200%, FRN, 4.850%, 11/25/27	AUD	12,500	8,811,790
	4.950%, 11/25/27	AUD	5,731	4,008,303
(r)	3M Swap + 0.780%, FRN, 4.516%, 04/14/28	AUD	23,900	16,726,317
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	9,500	6,680,290
New South Wales Treasury Corp.
	3.000%, 05/20/27	AUD	35,000	23,984,982
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.470%, 09/27/27	AUD	9,540	6,665,901
	4.800%, 12/14/27	AUD	5,410	3,769,063

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.250%, FRN, 4.962%, 12/14/27	AUD	2,300	$1,621,193
(r)	3M Swap + 0.730%, FRN, 4.543%, 07/28/28	AUD	10,000	6,990,521
Queensland Treasury Corp.
	2.750%, 08/20/27	AUD	15,000	10,205,117
South Australian Government Financing Authority
	3.000%, 09/20/27	AUD	10,000	6,820,472
Treasury Corp. of Victoria
	1.250%, 11/19/27	AUD	25,000	16,491,140
Western Australian Treasury Corp.
	3.000%, 10/21/27	AUD	10,000	6,815,806
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.403%, 02/16/26	AUD	13,500	9,401,668
(r)	SOFR + 0.420%, FRN, 4.078%, 04/16/26		5,000	5,003,095
	2.400%, 01/25/27	AUD	5,400	3,684,408
(r)	3M Swap + 1.230%, FRN, 4.871%, 11/11/27	AUD	10,000	7,052,635
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	15,000	10,548,452
(r)	3M Swap + 0.930%, FRN, 4.658%, 09/19/28	AUD	900	632,613
TOTAL AUSTRALIA				413,878,938
CANADA — (16.5%)
Bank of Montreal
	3.190%, 03/01/28	CAD	35,000	25,822,605
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	35,000	25,728,014
	3.100%, 02/02/28	CAD	26,000	19,152,910
Canada Government Bonds
	4.500%, 02/01/26	CAD	46,700	34,291,481
	0.250%, 03/01/26	CAD	6,100	4,473,005
	2.500%, 11/01/27	CAD	35,000	25,695,627
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.577%, 09/15/27	CAD	5,000	3,681,049
Ω	3.600%, 12/15/27	CAD	77,200	57,787,317
CDP Financial, Inc.
	4.500%, 02/13/26		6,228	6,229,157
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Ω	3.800%, 06/02/27	CAD	39,400	$29,417,837
	3.700%, 03/08/28	CAD	46,000	34,478,126
City of Montreal
	3.000%, 09/01/27	CAD	42,000	31,039,254
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 4.956%, 03/11/26		1,660	1,662,041
	2.850%, 06/01/27	CAD	55,000	40,585,650
	3.000%, 06/15/28	CAD	5,600	4,141,199
OMERS Finance Trust
	1.100%, 03/26/26		26,083	25,973,338
	1.550%, 04/21/27	CAD	15,000	10,885,066
Ontario Teachers' Finance Trust
	1.100%, 10/19/27	CAD	10,000	7,164,029
Province of Alberta
	2.550%, 06/01/27	CAD	45,000	33,086,145
	2.900%, 12/01/28	CAD	36,100	26,621,712
Province of British Columbia
	2.550%, 06/18/27	CAD	41,000	30,150,876
Province of Manitoba
	2.600%, 06/02/27	CAD	87,900	64,661,193
	3.000%, 06/02/28	CAD	2,500	1,849,007
Province of Nova Scotia
	2.100%, 06/01/27	CAD	25,000	18,271,949
Province of Ontario
	2.600%, 06/02/27	CAD	57,500	42,308,835
	1.050%, 09/08/27	CAD	5,000	3,589,946
	3.400%, 09/08/28	CAD	43,900	32,772,906
Province of Quebec
	2.750%, 09/01/27	CAD	104,200	76,792,641
Province of Saskatchewan
	2.650%, 06/02/27	CAD	38,100	28,050,151
TOTAL CANADA				746,363,066
FINLAND — (0.4%)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 03/19/27		16,687	16,749,931
GERMANY — (1.3%)
Kreditanstalt fuer Wiederaufbau
#	5.000%, 03/16/26		11,500	11,516,800
	2.000%, 02/15/27	AUD	22,000	14,962,143
	4.300%, 07/13/27	AUD	14,000	9,739,057
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26		13,131	13,142,264

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Landwirtschaftliche Rentenbank
	1.750%, 07/27/26		10,908	$10,802,993
TOTAL GERMANY				60,163,257
NETHERLANDS — (5.0%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
#(r)Ω	4.416%, 07/07/28		31,000	31,140,993
BNG Bank NV
	0.875%, 05/18/26		45,000	44,626,578
(r)Ω	SOFR + 1.000%, FRN, 4.687%, 03/17/28		25,000	25,365,747
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.365%, 08/28/26		24,690	24,742,132
(r)	SOFR + 0.710%, FRN, 4.419%, 03/05/27		13,000	13,065,569
(r)	SOFR + 0.590%, FRN, 4.336%, 05/27/27		34,340	34,469,059
(r)	3M Swap + 0.650%, FRN, 4.291%, 08/20/27	AUD	12,700	8,865,226
(r)	SOFR + 0.410%, FRN, 4.076%, 01/14/28		11,333	11,339,686
(r)	3M Swap + 0.750%, FRN, 4.406%, 05/26/28	AUD	22,110	15,483,139
(r)	SOFR + 0.590%, FRN, 4.256%, 10/17/28		18,070	18,139,588
TOTAL NETHERLANDS				227,237,717
NEW ZEALAND — (5.2%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	260,000	145,963,462
New Zealand Local Government Funding Agency Bonds
	4.400%, 09/08/27	AUD	14,000	9,740,617
	2.250%, 05/15/28	NZD	135,786	79,463,176
TOTAL NEW ZEALAND				235,167,255
NORWAY — (1.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 4.687%, 06/17/26		8,598	8,625,114
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
(r)Ω	SOFR + 0.400%, FRN, 4.147%, 03/03/28		50,600	$50,753,156
TOTAL NORWAY				59,378,270
SINGAPORE — (2.6%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.426%, 02/26/27	AUD	19,550	13,662,928
(r)	3M Swap + 0.670%, FRN, 4.324%, 02/21/28	AUD	20,000	13,964,886
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.278%, 03/21/28		10,000	10,032,956
Temasek Financial I Ltd.
(r)Ω	SOFR + 0.380%, FRN, 4.165%, 08/20/27		27,480	27,499,107
(r)	SOFR + 0.380%, FRN, 4.165%, 08/20/27		10,615	10,622,380
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 4.443%, 03/16/26	AUD	6,500	4,528,540
(r)	3M Swap + 0.410%, FRN, 4.078%, 08/27/26	AUD	5,000	3,482,622
(r)	3M Swap + 0.720%, FRN, 4.373%, 02/24/27	AUD	9,200	6,426,218
(r)	3M Swap + 0.720%, FRN, 4.447%, 04/16/27	AUD	10,000	6,986,551
(r)	3M Swap + 0.650%, FRN, 4.313%, 02/28/28	AUD	31,250	21,804,466
TOTAL SINGAPORE				119,010,654
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.1%)
African Development Bank
	0.875%, 03/23/26		1,468	1,462,046
	0.875%, 07/22/26		15,000	14,801,201
	3.300%, 07/27/27	AUD	9,400	6,433,172
Asian Development Bank
	0.500%, 02/04/26		7,993	7,991,549
	0.750%, 02/10/26	CAD	5,319	3,905,235
	1.000%, 04/14/26		14,931	14,849,038
(r)	SOFR + 1.000%, FRN, 4.690%, 06/16/26		809	811,378

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
#(r)	SOFR + 1.000%, FRN, 4.761%, 08/27/26		11,740	$11,797,878
#(r)	SOFR + 1.000%, FRN, 4.677%, 04/06/27		22,254	22,447,504
	3.400%, 09/10/27	AUD	9,755	6,686,180
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	3.885%, 04/15/26		25,000	25,007,000
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.116%, 02/20/28		59,100	59,151,380
European Investment Bank
	1.800%, 01/19/27	AUD	8,455	5,747,810
	0.750%, 07/15/27	AUD	29,500	19,497,138
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 3.860%, 09/16/26		16,100	16,100,634
(r)	SOFR + 0.280%, FRN, 3.946%, 04/12/27		8,750	8,756,333
	0.875%, 08/27/27	CAD	6,000	4,295,906
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		87,500	87,629,752
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 3.873%, 06/15/26		18,500	18,506,661
(r)	SOFR + 0.370%, FRN, 4.036%, 01/12/27		4,000	4,004,454
(r)	SOFR + 0.280%, FRN, 4.052%, 02/23/27		60,000	60,082,200
(r)	SOFR + 0.270%, FRN, 3.963%, 06/15/27		34,000	34,017,922
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 3.970%, 03/16/26		10,000	10,000,900
	4.450%, 05/14/27	AUD	3,000	2,089,844
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
#(r)	SOFR + 0.270%, FRN, 3.937%, 07/30/27		6,930	$6,933,279
	3.200%, 10/18/27	AUD	1,500	1,023,217
Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	4.813%, 05/12/26		4,000	4,009,021
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				458,038,632
SWEDEN — (2.3%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.484%, 06/02/28		9,400	9,444,157
Svensk Exportkredit AB
	4.375%, 02/13/26		1,190	1,190,162
(r)	SOFR + 1.000%, FRN, 4.863%, 08/03/26		51,467	51,676,733
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 4.934%, 06/15/26		10,650	10,692,526
(r)Ω	SOFR + 0.740%, FRN, 4.502%, 05/23/28		29,270	29,429,556
TOTAL SWEDEN				102,433,134
UNITED KINGDOM — (0.6%)
Bank of England Euro Notes
	4.625%, 03/06/26		27,000	27,025,651
UNITED STATES — (6.1%)
Chevron USA, Inc.
#(r)	SOFR + 0.360%, FRN, 4.109%, 02/26/27		23,606	23,665,864
(r)	SOFR + 0.470%, FRN, 4.219%, 02/26/28		56,397	56,619,226
Citibank NA, SOFR + 0.781%, FRN
(r)	4.515%, 05/29/27		33,931	34,087,417
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 4.286%, 04/29/26		9,500	9,509,714
(r)	SOFR + 1.000%, FRN, 4.706%, 12/08/26		56,142	56,440,222

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.124%, 03/15/28	9,375	$9,394,268
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.144%, 09/15/27	4,800	4,825,837
Morgan Stanley Bank NA
	4.754%, 04/21/26	1,240	1,241,354
(r)	SOFR + 1.165%, FRN, 4.831%, 10/30/26	1,785	1,797,965
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27	4,250	4,270,102
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26	8,400	8,440,440
Sanofi SA
(r)	SOFR + 0.460%, FRN, 4.302%, 11/03/27	20,495	20,580,195
(r)	SOFR + 0.540%, FRN, 4.382%, 11/03/28	4,550	4,575,141
State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27	4,210	4,230,610
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27	29,526	29,656,210
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26	5,800	5,837,833
TOTAL UNITED STATES			275,172,398
TOTAL BONDS			2,740,618,903
U.S. TREASURY OBLIGATIONS — (7.1%)
U.S. Treasury Bills
∞	3.843%, 02/12/26	12,000	11,988,023
∞	3.670%, 03/24/26	25,000	24,873,605
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26	17,500	17,504,054
(r)	3M USTMMR + 0.160%, FRN, 3.773%, 04/30/27	169,250	169,462,177
(r)	3M USTMMR + 0.190%, FRN, 3.803%, 10/31/27	25,000	25,042,386
		Face Amount^	Value†
		(000)

U.S.Treasury Notes
(r)	3M USTMMR + 0.159%, FRN, 3.772%, 07/31/27	70,000	$70,083,252
TOTAL U.S. TREASURY OBLIGATIONS			318,953,497
COMMERCIAL PAPER — (31.0%)
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	3.724%, 04/30/26	23,000	22,787,537
	3.726%, 05/07/26	18,910	18,721,793
TOTAL AUSTRIA			41,509,330
CANADA — (1.2%)
Province of Ontario Canada
	3.734%, 05/29/26	4,000	3,952,257
PSP Capital, Inc.
Ω	3.949%, 02/25/26	40,000	39,894,212
Toronto-Dominion Bank
Ω	4.072%, 03/02/26	10,000	9,967,717
TOTAL CANADA			53,814,186
FINLAND — (0.3%)
Nordea Bank Abp
Ω	3.790%, 07/20/26	8,500	8,351,113
Ω	3.780%, 07/27/26	5,000	4,908,955
TOTAL FINLAND			13,260,068
FRANCE — (5.0%)
Caisse des Depots et Consignations
Ω	4.012%, 02/02/26	35,000	34,989,371
Ω	3.921%, 03/09/26	45,000	44,824,694
Ω	3.921%, 03/10/26	55,000	54,780,016
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.018%, 02/02/26	27,500	27,491,626
Ω	3.985%, 03/23/26	19,250	19,148,306
Sanofi SA
Ω	4.037%, 02/10/26	13,500	13,484,910
Ω	4.039%, 02/10/26	15,000	14,983,233
Ω	4.050%, 02/10/26	7,000	6,992,175
Ω	4.051%, 02/10/26	8,500	8,490,499
TOTAL FRANCE			225,184,830
GERMANY — (5.9%)
Erste Abwicklungsanstalt
Ω	4.000%, 02/05/26	21,000	20,987,200
Ω	3.994%, 02/12/26	27,500	27,463,551
Ω	3.869%, 03/09/26	20,000	19,922,410
Ω	3.736%, 05/28/26	15,000	14,818,624

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
Ω	4.000%, 02/09/26	26,500	$26,473,399
Ω	4.018%, 02/10/26	5,000	4,994,493
Ω	3.956%, 03/03/26	27,000	26,913,360
Ω	3.720%, 04/01/26	10,000	9,938,814
Ω	3.745%, 04/23/26	5,000	4,958,120
Ω	3.757%, 07/22/26	5,000	4,913,500
Ω	3.767%, 07/22/26	5,000	4,913,500
NRW Bank
Ω	3.858%, 03/05/26	45,000	44,843,715
Ω	3.861%, 03/31/26	45,000	44,725,500
Siemens Capital Co. LLC
Ω	3.699%, 03/25/26	13,000	12,929,059
TOTAL GERMANY			268,795,245
LUXEMBOURG — (1.5%)
European Investment Bank
	3.924%, 02/17/26	37,000	36,932,305
	4.041%, 02/17/26	30,000	29,945,112
TOTAL LUXEMBOURG			66,877,417
NETHERLANDS — (1.6%)
BNG Bank NV
Ω	3.720%, 03/20/26	48,000	47,759,270
Ω	3.731%, 04/30/26	12,000	11,890,050
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	15,000	14,790,504
TOTAL NETHERLANDS			74,439,824
NORWAY — (2.3%)
DNB Bank ASA
Ω	3.954%, 03/23/26	55,000	54,712,136
Ω	3.969%, 04/08/26	5,500	5,462,226
Ω	4.025%, 04/15/26	45,500	45,154,714
TOTAL NORWAY			105,329,076
SINGAPORE — (1.2%)
DBS Bank Ltd.
Ω	4.006%, 03/10/26	14,000	13,944,095
United Overseas Bank Ltd.
Ω	4.033%, 02/13/26	25,000	24,964,297
Ω	3.900%, 02/19/26	16,000	15,967,266
TOTAL SINGAPORE			54,875,658
SWEDEN — (2.7%)
Svensk Exportkredit AB
	3.888%, 03/04/26	12,000	11,959,806
	3.718%, 06/29/26	50,000	49,241,665
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	33,000	32,415,068
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Swedbank AB
Ω	3.789%, 07/22/26		30,000	$29,469,549
TOTAL SWEDEN				123,086,088
UNITED STATES — (8.4%)
Cisco Systems, Inc.
Ω	4.005%, 02/02/26		5,257	5,255,403
Ω	3.973%, 02/06/26		40,000	39,971,612
Ω	3.974%, 02/06/26		4,250	4,246,984
Ω	4.012%, 02/17/26		9,046	9,029,490
Ω	4.013%, 02/17/26		10,000	9,981,749
Ω	3.964%, 03/12/26		4,750	4,730,249
Ω	3.742%, 06/12/26		46,000	45,387,745
Ω	3.717%, 07/21/26		10,000	9,828,956
Johnson & Johnson
Ω	3.940%, 02/02/26		45,000	44,986,369
Ω	3.699%, 06/12/26		35,000	34,541,182
National Securities Clearing Corp.
Ω	3.972%, 02/06/26		5,950	5,945,777
Ω	3.986%, 02/18/26		37,000	36,928,316
Ω	4.002%, 03/10/26		17,000	16,932,005
Ω	3.748%, 03/24/26		20,000	19,891,056
Ω	3.749%, 03/26/26		38,115	37,899,544
Ω	3.707%, 04/13/26		5,000	4,962,508
Ω	3.756%, 04/23/26		10,000	9,914,783
Procter & Gamble Co.
Ω	3.703%, 04/22/26		11,000	10,909,507
Siemens Capital Co. LLC
Ω	3.979%, 02/13/26		27,500	27,461,319
TOTAL UNITED STATES				378,804,554
TOTAL COMMERCIAL PAPER (Cost $1,406,154,808)				1,405,976,276
FOREIGN SOVEREIGN OBLIGATIONS — (1.1%)
CANADA — (1.1%)
Alberta Treasury Bills
∞	2.252%,02/03/26	CAD	29,913	21,962,708
Canada Treasury Bills
∞	2.379%,02/11/26	CAD	10,100	7,411,983
Quebec Treasury Bills
∞	2.239%,02/06/26	CAD	30,000	22,022,399
TOTAL CANADA				51,397,090
TOTAL INVESTMENT SECURITIES (Cost $4,476,630,210)				4,523,951,383

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	552,046	$6,385,515
TOTAL INVESTMENTS — (100.0%)
(Cost $4,483,015,725)^^			$4,530,336,898
As of January 31, 2026, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	42,265,980	USD	56,884,109	Citibank, N.A.	02/09/26	$949,979
AUD	3,539,478	USD	2,376,234	Citibank, N.A.	02/09/26	88,458
SGD	64,935,242	USD	50,512,428	Royal Bank of Canada	02/09/26	554,611
GBP	34,974,310	USD	46,934,191	Societe Generale	02/09/26	922,438
CAD	1,027,541	USD	749,634	Citibank, N.A.	02/11/26	5,283
USD	68,315,492	AUD	97,066,186	Australia and New Zealand Bank	03/04/26	726,802
USD	6,977,166	CAD	9,397,661	Societe Generale	03/10/26	64,952
USD	59,079,318	CAD	79,941,939	Bank of New York Mellon	03/31/26	227,771
USD	559,552	CAD	759,441	Citibank, N.A.	04/07/26	305
USD	50,401,852	CAD	68,098,194	Royal Bank of Canada	04/07/26	254,760
Total Appreciation						$3,795,359
USD	41,143,549	AUD	61,392,063	Australia and New Zealand Bank	02/02/26	$(1,606,828)
AUD	97,066,186	USD	68,319,064	Australia and New Zealand Bank	02/02/26	(727,004)
CAD	68,098,194	USD	50,265,057	Royal Bank of Canada	02/02/26	(253,531)
USD	23,843,464	AUD	35,674,123	Societe Generale	02/02/26	(998,220)
USD	49,758,867	CAD	68,098,194	UBS AG	02/02/26	(252,659)
USD	59,952,009	CAD	81,981,375	Royal Bank of Canada	02/04/26	(260,460)
USD	48,575,800	AUD	72,651,115	Bank of America Corp.	02/06/26	(2,014,571)
USD	70,843,932	CAD	97,373,567	Societe Generale	02/06/26	(679,616)
USD	61,910,471	AUD	91,851,415	Australia and New Zealand Bank	02/09/26	(2,049,652)
USD	64,884,953	CAD	89,200,316	Bank of America Corp.	02/09/26	(643,431)
USD	50,862,025	SGD	64,935,242	Bank of New York Mellon	02/09/26	(205,014)
USD	104,280,161	GBP	77,240,290	HSBC Bank	02/09/26	(1,410,556)
USD	73,376,056	CAD	101,612,014	Societe Generale	02/11/26	(1,276,557)
USD	86,498,178	AUD	128,953,100	Australia and New Zealand Bank	02/17/26	(3,296,279)
USD	247,658	AUD	368,989	Citibank, N.A.	02/17/26	(9,282)
USD	45,466,459	AUD	68,019,807	Australia and New Zealand Bank	02/18/26	(1,897,982)
USD	41,630,010	AUD	62,149,937	Australia and New Zealand Bank	02/19/26	(1,646,975)
USD	14,305,098	AUD	21,390,842	Citibank, N.A.	02/19/26	(590,029)
USD	26,368,729	NZD	45,800,114	Australia and New Zealand Bank	02/23/26	(1,228,045)
USD	82,230,377	AUD	121,650,668	Bank of New York Mellon	02/23/26	(2,478,311)
USD	80,799,765	NZD	137,790,914	UBS AG	02/24/26	(2,228,970)
USD	34,092,034	NZD	58,711,678	Australia and New Zealand Bank	03/02/26	(1,293,761)
USD	52,029,669	CAD	71,647,487	Australia and New Zealand Bank	03/10/26	(668,847)
CAD	1,152,921	USD	852,512	Citibank, N.A.	03/10/26	(4,510)
USD	42,030,039	NZD	73,193,455	Australia and New Zealand Bank	03/16/26	(2,106,731)
USD	48,886,030	CAD	67,634,214	Bank of New York Mellon	03/16/26	(873,247)
USD	429,511	CAD	595,939	Citibank, N.A.	03/16/26	(8,928)
USD	6,180,572	CAD	8,446,265	HSBC Bank	03/16/26	(33,444)
USD	13,547,474	AUD	20,253,362	Australia and New Zealand Bank	03/17/26	(554,541)
USD	86,239,010	CAD	119,219,231	Citibank, N.A.	03/17/26	(1,475,672)
USD	36,124,267	NZD	61,332,200	Australia and New Zealand Bank	03/27/26	(874,963)
USD	70,977,952	CAD	97,862,363	Citibank, N.A.	03/27/26	(1,054,036)
USD	70,324,992	CAD	96,567,128	Australia and New Zealand Bank	03/30/26	(762,656)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,740,240	CAD	70,728,701	Royal Bank of Canada	04/06/26	$(341,777)
Total (Depreciation)						$(35,807,085)
Total Appreciation (Depreciation)						$(32,011,726)
As of January 31, 2026, the value of Rule 144A securities amounted to $1,611,058,534 or 34.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$7,005,617	—	$7,005,617
Bonds
Australia	—	413,878,938	—	413,878,938
Canada	—	746,363,066	—	746,363,066
Finland	—	16,749,931	—	16,749,931
Germany	—	60,163,257	—	60,163,257
Netherlands	—	227,237,717	—	227,237,717
New Zealand	—	235,167,255	—	235,167,255
Norway	—	59,378,270	—	59,378,270
Singapore	—	119,010,654	—	119,010,654
Supranational Organization Obligations	—	458,038,632	—	458,038,632
Sweden	—	102,433,134	—	102,433,134
United Kingdom	—	27,025,651	—	27,025,651
United States	—	275,172,398	—	275,172,398
U.S. Treasury Obligations	—	318,953,497	—	318,953,497
Commercial Paper	—	1,405,976,276	—	1,405,976,276
Foreign Sovereign Obligations	—	51,397,090	—	51,397,090
Securities Lending Collateral	—	6,385,515	—	6,385,515
Total Investments in Securities	—	$4,530,336,898	—	$4,530,336,898
Financial Instruments
Assets
Forward Currency Contracts**	—	3,795,359	—	3,795,359
Liabilities
Forward Currency Contracts**	—	(35,807,085)	—	(35,807,085)
Total Financial Instruments	—	$(32,011,726)	—	$(32,011,726)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 3.870%, 07/07/28		2,500	$2,504,765
BONDS — (95.6%)
AUSTRALIA — (6.4%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	800	887,958
	2.000%, 07/15/30	EUR	500	564,566
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.237%, 03/18/26		2,841	2,842,421
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		2,000	2,010,338
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 07/16/27		3,000	3,015,642
(r)	SOFR + 0.680%, FRN, 4.338%, 07/16/27		2,331	2,343,154
(r)Ω	SOFR + 0.650%, FRN, 4.324%, 09/30/27		4,253	4,269,505
(r)Ω	SOFR + 0.620%, FRN, 4.297%, 06/18/28		300	301,294
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		200	202,324
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	600	670,873
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 4.429%, 03/13/26		100	100,067
(r)	3M Swap + 0.750%, FRN, 4.403%, 08/17/26	AUD	3,500	2,442,783
(r)	3M Swap + 0.700%, FRN, 4.436%, 01/14/27	AUD	1,400	977,688
(r)	3M Swap + 1.020%, FRN, 4.674%, 08/18/27	AUD	1,000	702,276
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	1,000	$703,704
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		300	302,858
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	670,087
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,398	1,389,848
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 4.902%, 12/07/26		5,220	5,259,644
(r)Ω	SOFR + 0.920%, FRN, 4.588%, 07/02/27		3,240	3,263,360
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	400	504,939
National Australia Bank Ltd.
(r)	3M Swap + 0.780%, FRN, 4.414%, 05/12/26	AUD	6,000	4,183,408
(r)	3M Swap + 0.410%, FRN, 4.063%, 08/24/26	AUD	3,100	2,159,506
(r)	3M Swap + 0.850%, FRN, 4.503%, 11/16/26	AUD	5,500	3,844,327
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	1,600	1,125,101
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.592%, 01/25/27	AUD	3,500	2,446,146
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	240	266,337
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,190	2,416,118
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	549,308
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	1,000	1,105,074
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.395%, 08/10/26	AUD	5,600	3,907,945
(r)	3M Swap + 0.820%, FRN, 4.532%, 12/15/26	AUD	3,300	2,306,366

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.512%, 01/25/27	AUD	2,700	$1,885,974
(r)	3M Swap + 1.230%, FRN, 4.871%, 11/11/27	AUD	1,700	1,198,948
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	3,200	2,250,337
(r)	3M Swap + 0.930%, FRN, 4.658%, 09/19/28	AUD	2,500	1,757,257
TOTAL AUSTRALIA				64,827,481
AUSTRIA — (0.0%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	400	432,987
BELGIUM — (1.5%)
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,400	1,702,969
	4.125%, 09/12/29	EUR	600	743,236
	3.375%, 05/28/30	EUR	3,100	3,719,219
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	8,000	8,541,382
TOTAL BELGIUM				14,706,806
CANADA — (8.5%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.304%, 09/15/26		310	310,703
(r)	SOFR + 1.160%, FRN, 4.850%, 12/11/26		1,000	1,007,265
Bank of Nova Scotia
(r)	SOFR + 0.780%, FRN, 4.493%, 06/04/27		2,904	2,917,283
	3.500%, 04/17/29	EUR	120	145,689
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	101,703
Canada Government Bonds
	2.750%, 09/01/30	CAD	600	437,249
	0.500%, 12/01/30	CAD	1,200	784,528
Canada Housing Trust No. 1
Ω	1.750%, 06/15/30	CAD	3,600	2,511,659
	2.850%, 12/15/30	CAD	1,000	728,124
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	1,551	1,896,425
CDP Financial, Inc.
	4.200%, 12/02/30	CAD	2,600	1,997,034
		Face Amount^	Value†
		(000)

CANADA — (Continued)
CPPIB Capital, Inc.
3.350%, 12/02/30	CAD	600	$445,335
Enbridge, Inc.
3.125%, 11/15/29		130	124,849
Export Development Canada
(r) SOFR + 0.330%, FRN, 3.996%, 08/01/28		2,160	2,164,217
3.875%, 08/08/30	NZD	1,000	597,826
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	200	241,907
National Bank of Canada
3.750%, 05/02/29	EUR	800	977,557
Ontario Teachers' Finance Trust
4.150%, 11/01/29	CAD	200	152,772
Province of Alberta
2.050%, 06/01/30	CAD	16,800	11,859,136
Province of British Columbia
2.200%, 06/18/30	CAD	3,700	2,627,077
Province of Manitoba
2.050%, 06/02/30	CAD	200	141,026
Province of Ontario
1.550%, 11/01/29	CAD	3,900	2,726,405
2.050%, 06/02/30	CAD	10,300	7,266,468
2.950%, 09/08/30	CAD	12,200	8,914,830
1.350%, 12/02/30	CAD	16,400	11,108,376
Province of Quebec
1.900%, 09/01/30	CAD	12,600	8,793,951
PSP Capital, Inc.
2.050%, 01/15/30	CAD	1,800	1,276,372
Royal Bank of Canada
(r) SOFR + 0.570%, FRN, 4.237%, 04/27/26		1,200	1,201,276
(r) SOFR + 0.950%, FRN, 4.616%, 01/19/27		500	503,097
(r) SOFR + 0.710%, FRN, 4.376%, 01/21/27		2,121	2,129,029
2.125%, 04/26/29	EUR	172	200,137
Toronto-Dominion Bank
(r) SOFR + 1.080%, FRN, 4.746%, 07/17/26		6,635	6,660,146
4.994%, 04/05/29		130	133,472
1.952%, 04/08/30	EUR	1,980	2,250,771
TOTAL CANADA			85,333,694
DENMARK — (1.8%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	2,307	2,754,420

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DENMARK — (Continued)
DSV Finance BV
	3.500%, 06/26/29	EUR	120	$145,413
	1.375%, 03/16/30	EUR	630	703,696
	3.250%, 11/06/30	EUR	3,000	3,594,583
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,800	1,944,153
Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	300	356,841
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,400	1,710,913
	3.375%, 01/10/30	EUR	800	959,848
	3.625%, 07/24/30	EUR	3,800	4,591,843
Orsted AS
	3.750%, 03/01/30	EUR	1,100	1,328,967
TOTAL DENMARK				18,090,677
FINLAND — (2.8%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	120	142,106
Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,200	2,324,174
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	4.665%, 07/15/26		4,000	4,014,240
Neste OYJ
	3.750%, 03/20/30	EUR	4,395	5,333,932
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 03/19/27		2,896	2,906,922
	2.750%, 05/02/30	EUR	4,000	4,730,599
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	3,340	3,635,824
	2.875%, 11/27/29	EUR	2,000	2,386,068
Stora Enso OYJ
	4.250%, 09/01/29	EUR	780	959,462
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,610	2,029,205
TOTAL FINLAND				28,462,532
FRANCE — (10.0%)
Abertis France SAS
	3.375%, 04/21/29	EUR	1,800	2,165,875
	1.625%, 09/18/29	EUR	100	113,251
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,300	2,711,026
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	300	322,180
Alstom SA
Δ	0.000%, 01/11/29	EUR	500	548,370
APRR SA
	3.125%, 01/24/30	EUR	1,300	1,558,282
Ayvens SA
	3.875%, 07/16/29	EUR	2,900	3,552,455
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.130%, FRN, 4.796%, 01/23/27		2,250	$2,265,723
(r)Ω	SOFR + 1.070%, FRN, 4.856%, 02/16/28		3,200	3,220,780
	4.375%, 05/02/30	EUR	2,000	2,487,435
BNP Paribas SA
	1.375%, 05/28/29	EUR	400	451,760
	3.625%, 09/01/29	EUR	100	121,489
Bouygues SA
	0.500%, 02/11/30	EUR	1,100	1,193,271
BPCE SA
	3.875%, 01/11/29	EUR	600	732,402
	0.625%, 01/15/30	EUR	1,000	1,087,305
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	6,300	6,941,401
	3.125%, 03/01/30	EUR	500	604,280
	2.875%, 05/25/30	EUR	11,000	13,164,901
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	400	482,202
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 4.560%, 03/11/27		2,000	2,008,695
	4.125%, 03/07/30	EUR	500	622,668
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	1,200	1,349,701
Edenred SE
	3.250%, 08/27/30	EUR	1,800	2,138,310
Electricite de France SA
	4.625%, 04/26/30	EUR	400	506,647
Elis SA
	3.750%, 03/21/30	EUR	700	851,164
Engie SA
	3.625%, 01/11/30	EUR	300	365,401
French Republic Government Bonds OAT
	2.500%, 05/25/30	EUR	1,200	1,417,861
GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	400	443,073
ICADE
	1.000%, 01/19/30	EUR	3,100	3,369,063
JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,686,797
Kering SA
	3.125%, 11/27/29	EUR	2,100	2,505,713
Klepierre SA
	2.000%, 05/12/29	EUR	100	115,736
	0.625%, 07/01/30	EUR	5,500	5,888,801
La Banque Postale SA
	4.375%, 01/17/30	EUR	600	746,611
	3.500%, 06/13/30	EUR	600	727,307

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	200	$242,284
	3.375%, 02/05/30	EUR	400	486,549
Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	322,694
	1.750%, 04/08/30	EUR	1,000	1,131,960
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,391,198
	1.375%, 09/17/30	EUR	3,100	3,347,394
RCI Banque SA
	3.375%, 07/26/29	EUR	2,147	2,580,861
	4.875%, 10/02/29	EUR	2,120	2,668,115
	3.375%, 06/06/30	EUR	1,500	1,791,689
SFIL SA
	3.125%, 09/17/29	EUR	2,500	3,008,266
SNCF Reseau
	1.125%, 05/25/30	EUR	300	331,176
Societe Generale SA
(r)Ω	SOFR + 1.100%, FRN, 4.871%, 02/19/27		2,400	2,411,371
	0.875%, 09/24/29	EUR	700	770,820
Suez SACA
	2.375%, 05/24/30	EUR	5,900	6,798,073
Terega SA
	0.875%, 09/17/30	EUR	700	747,798
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	200	241,994
	1.375%, 04/15/30	EUR	313	347,330
Veolia Environnement SA
	1.940%, 01/07/30	EUR	2,000	2,283,505
WEA Finance LLC
Ω	4.125%, 09/20/28		500	496,404
TOTAL FRANCE				100,867,417
GERMANY — (6.8%)
Amprion GmbH
	3.125%, 08/27/30	EUR	800	951,435
Bayer AG
	4.250%, 08/26/29	EUR	170	210,667
	1.125%, 01/06/30	EUR	1,000	1,105,824
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	200	230,545
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	525,691
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	706	829,805
BMW International Investment BV
	3.125%, 08/27/30	EUR	3,300	3,940,334
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.225%, 04/02/26		1,000	1,000,638
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Continental AG
	3.500%, 10/01/29	EUR	1,035	$1,250,554
	Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	4.641%, 09/25/27		3,000	3,011,995
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	300	367,955
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	345,971
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	300	368,598
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	700	844,037
	4.000%, 05/21/30	EUR	300	370,384
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,072	3,678,157
	E.ON SE
	3.125%, 03/05/30	EUR	460	550,937
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	300	359,566
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	267	297,429
	1.500%, 05/29/30	EUR	2,396	2,663,599
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	490,099
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	761,424
	Grand City Properties SA
	4.375%, 01/09/30	EUR	4,900	6,042,920
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	800	961,362
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	7,250,516
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	1,500	1,862,619
	HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	3,051,412
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,200	1,421,671
	Investitionsbank Berlin
	2.500%, 05/20/30	EUR	2,000	2,358,696
	Knorr-Bremse AG
	3.000%, 09/30/29	EUR	600	718,078
Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	580	631,280
Δ	0.000%, 09/17/30	EUR	750	794,019

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	1,000	$1,080,084
	Mercedes-Benz Group AG
	0.750%, 09/10/30	EUR	4,800	5,190,079
	NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,940,455
	Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	100	118,790
	Sixt SE
	3.250%, 01/22/30	EUR	600	717,922
	State of Lower Saxony
	0.125%, 01/10/30	EUR	382	412,888
	State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	1,000	1,075,455
	State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	205	242,220
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,700	5,697,251
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	900	968,108
	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	400	484,043
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	409,309
Ω	4.950%, 08/15/29		600	609,375
Vonovia SE
	2.125%, 03/22/30	EUR	400	460,005
	1.000%, 07/09/30	EUR	300	325,975
	TOTAL GERMANY			68,980,176
IRELAND — (0.2%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 04/03/26		150	150,001
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,210	1,461,390
	TOTAL IRELAND			1,611,391
ITALY — (1.5%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,000	3,596,956
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	520	595,791
	Banco BPM SpA
	3.375%, 01/21/30	EUR	400	480,989
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	1,100	$1,342,117
	Eni SpA
	0.625%, 01/23/30	EUR	800	870,222
	ERG SpA
	4.125%, 07/03/30	EUR	2,900	3,589,240
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	180,276
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	1,882,186
Italgas SpA
	2.875%, 03/06/30	EUR	200	236,076
	0.875%, 04/24/30	EUR	490	533,016
	Snam SpA
	4.000%, 11/27/29	EUR	1,370	1,687,609
	TOTAL ITALY			14,994,478
JAPAN — (2.5%)
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,288,602
	0.005%, 09/20/26	JPY	410,000	2,635,302
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	1,580,785
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	400	442,488
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,090,428
	0.797%, 04/15/30	EUR	4,350	4,720,363
	4.608%, 08/28/30	EUR	1,000	1,266,204
Nomura Holdings, Inc.
	1.653%, 07/14/26		1,587	1,570,579
(r)	SOFR + 1.250%, FRN, 4.924%, 07/02/27		2,700	2,723,539
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	1,600	1,713,938
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	606,568
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.832%, 07/09/29		900	910,784
	0.632%, 10/23/29	EUR	940	1,029,203
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
#(r)Ω	4.686%, 09/10/27		1,600	1,615,008

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	$1,799,730
TOTAL JAPAN				24,993,521
LUXEMBOURG — (1.5%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	1,300	1,554,640
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,360	2,898,233
	4.750%, 09/06/30	EUR	300	378,052
European Financial Stability Facility
	0.125%, 03/18/30	EUR	340	366,144
	2.625%, 05/07/30	EUR	5,300	6,313,551
SELP Finance SARL
	0.875%, 05/27/29	EUR	3,320	3,679,460
TOTAL LUXEMBOURG				15,190,080
NETHERLANDS — (4.5%)
ABN AMRO Bank NV
	2.750%, 06/04/29	EUR	200	238,284
	0.500%, 09/23/29	EUR	600	653,376
	3.125%, 01/21/30	EUR	500	602,269
	4.250%, 02/21/30	EUR	4,800	5,967,375
ASN Bank NV
	4.875%, 03/07/30	EUR	2,300	2,901,446
BNG Bank NV
	0.100%, 01/15/30	EUR	200	215,946
	2.500%, 05/21/30	EUR	8,300	9,822,621
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.365%, 08/28/26		1,000	1,002,111
(r)	SOFR + 0.900%, FRN, 4.575%, 10/05/26		300	301,394
(r)	3M Swap + 0.870%, FRN, 4.526%, 02/26/27	AUD	3,800	2,658,171
(r)	SOFR + 0.710%, FRN, 4.419%, 03/05/27		3,500	3,517,653
(r)	3M Swap + 1.180%, FRN, 4.907%, 01/19/28	AUD	500	352,586
(r)	3M Swap + 1.150%, FRN, 4.804%, 11/21/28	AUD	2,500	1,767,633
(r)	3M Swap + 1.030%, FRN, 4.686%, 02/26/29	AUD	1,100	775,323
JDE Peet's NV
	4.125%, 01/23/30	EUR	610	751,263
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	5,600	$6,701,429
NIBC Bank NV
	3.500%, 06/05/30	EUR	1,700	2,048,739
Sandoz Finance BV
	3.250%, 09/12/29	EUR	300	360,170
	4.220%, 04/17/30	EUR	1,100	1,367,831
Stedin Holding NV
	0.500%, 11/14/29	EUR	560	610,748
	2.375%, 06/03/30	EUR	2,600	3,015,258
TOTAL NETHERLANDS				45,631,626
NEW ZEALAND — (3.0%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	46,700	28,815,955
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	500	280,623
	4.500%, 05/15/30	NZD	2,800	1,716,032
TOTAL NEW ZEALAND				30,812,610
NORWAY — (1.7%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.687%, 06/17/26		6,000	6,018,921
(r)	SOFR + 1.000%, FRN, 4.687%, 06/17/26		5,000	5,015,767
(r)Ω	SOFR + 0.400%, FRN, 4.147%, 03/03/28		5,000	5,015,134
Statnett SF
	1.250%, 04/26/30	EUR	600	665,333
Var Energi ASA
	5.500%, 05/04/29	EUR	190	240,239
TOTAL NORWAY				16,955,394
SINGAPORE — (1.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.278%, 03/21/28		10,000	10,032,956
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		1,560	1,561,085
TOTAL SINGAPORE				11,594,041
SPAIN — (2.3%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,100	4,862,069
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	3,400	4,089,773

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Amadeus IT Group SA
3.375%, 03/25/30	EUR	300	$360,203
Banco Bilbao Vizcaya Argentaria SA
4.375%, 10/14/29	EUR	100	125,617
3.125%, 07/15/30	EUR	1,200	1,431,841
Banco Santander SA
3.875%, 04/22/29	EUR	4,100	5,018,764
Cellnex Telecom SA
1.875%, 06/26/29	EUR	400	458,817
Colonial SFL Socimi SA
3.250%, 01/22/30	EUR	600	716,364
Criteria Caixa SA
3.500%, 10/02/29	EUR	2,100	2,541,721
Naturgy Finance Iberia SA
3.250%, 10/02/30	EUR	500	596,642
Werfen SA
4.250%, 05/03/30	EUR	2,600	3,203,325
TOTAL SPAIN			23,405,136
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.5%)
Asian Development Bank
(r) SOFR + 1.000%, FRN, 4.690%, 06/16/26		3,200	3,209,408
(r) SOFR + 0.300%, FRN, 3.983%, 06/20/28		4,600	4,599,141
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	138,184
(r) SOFR + 0.620%, FRN, 4.422%, 08/16/27		1,000	1,005,353
Council of Europe Development Bank
0.050%, 01/21/30	EUR	200	215,374
European Bank for Reconstruction & Development
(r) SOFR + 0.330%, FRN, 4.116%, 02/20/28		4,050	4,053,521
(r) SOFR + 0.300%, FRN, 4.086%, 02/16/29		5,360	5,355,302
European Investment Bank
(r) SOFR + 0.320%, FRN, 4.124%, 08/14/29		1,700	1,701,121
4.000%, 04/15/30	EUR	2,400	3,022,202
European Union
2.875%, 10/05/29	EUR	3,600	4,337,216
1.625%, 12/04/29	EUR	8,600	9,903,477
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 3.860%, 09/16/26		1,100	$1,100,043
(r)	SOFR + 0.280%, FRN, 3.946%, 04/12/27		127	127,092
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		9,400	9,413,939
(r)	SOFR + 0.350%, FRN, 4.030%, 10/05/28		6,100	6,104,803
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		9,800	9,801,821
(r)	SOFR + 0.390%, FRN, 4.084%, 03/13/30		2,500	2,497,692
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 4.052%, 02/23/27		5,115	5,122,008
(r)	SOFR + 0.270%, FRN, 3.963%, 06/15/27		4,000	4,002,108
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		9,414	9,455,610
(r)	SOFR + 0.300%, FRN, 3.966%, 01/24/29		230	229,489
Δ	0.000%, 02/21/30	EUR	1,100	1,181,580
International Development Association
	2.500%, 05/28/30	EUR	1,700	2,012,227
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.070%, 08/28/28		4,580	4,580,556
(r)	SOFR + 0.360%, FRN, 4.121%, 08/28/29		2,430	2,428,766
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				95,598,033
SWEDEN — (4.7%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,710	2,075,436

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	200	$224,531
Electrolux AB
	2.500%, 05/18/30	EUR	4,800	5,520,568
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	1,120	1,343,640
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	100	110,376
SBAB Bank AB
	3.250%, 02/06/30	EUR	600	723,551
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,654	2,023,055
Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	6,700	8,079,710
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 4.863%, 08/03/26		3,550	3,564,467
(r)	SOFR + 1.000%, FRN, 4.849%, 05/05/27		5,000	5,046,436
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 4.934%, 06/15/26		500	501,997
	1.375%, 02/23/29	EUR	170	193,685
	0.500%, 02/18/30	EUR	8,700	9,361,667
Swedbank AB
	2.875%, 04/30/29	EUR	300	356,740
	3.250%, 09/24/29	EUR	460	552,778
Tele2 AB
	3.750%, 11/22/29	EUR	300	364,704
Volvo Treasury AB
	3.125%, 08/26/29	EUR	710	850,667
	3.000%, 05/20/30	EUR	5,200	6,189,173
TOTAL SWEDEN				47,083,181
SWITZERLAND — (0.9%)
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,360	1,451,537
Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,150	1,297,071
Sika Capital BV
	3.750%, 05/03/30	EUR	670	819,289
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	600	719,304
UBS Group AG
Ω	4.125%, 04/15/26		5,000	5,002,986
TOTAL SWITZERLAND				9,290,187
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (4.3%)
BAT International Finance PLC
1.668%, 03/25/26		300	$298,999
2.250%, 01/16/30	EUR	1,630	1,872,042
Cadent Finance PLC
4.250%, 07/05/29	EUR	200	247,725
0.625%, 03/19/30	EUR	4,000	4,314,131
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	900	984,468
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	170	193,684
IHG Finance LLC
3.375%, 09/10/30	EUR	4,100	4,896,688
Lloyds Bank Corporate Markets PLC
3.250%, 03/24/30	EUR	5,020	6,031,275
Motability Operations Group PLC
3.625%, 07/24/29	EUR	1,000	1,214,678
4.000%, 01/17/30	EUR	4,700	5,773,067
National Gas Transmission PLC
4.250%, 04/05/30	EUR	100	123,814
National Grid PLC
0.553%, 09/18/29	EUR	900	982,731
Nationwide Building Society
3.250%, 09/05/29	EUR	600	722,115
3.000%, 03/03/30	EUR	5,909	7,028,879
NatWest Group PLC
4.800%, 04/05/26		668	669,034
NatWest Markets PLC
3.125%, 01/10/30	EUR	3,120	3,734,249
Reckitt Benckiser Treasury Services PLC
3.625%, 06/20/29	EUR	1,900	2,317,308
Santander U.K. PLC
3.346%, 03/25/30	EUR	800	963,867
SSE PLC
2.875%, 08/01/29	EUR	120	142,582
WPP Finance 2013
3.625%, 09/12/29	EUR	750	899,315
TOTAL UNITED KINGDOM			43,410,651
UNITED STATES — (20.1%)
3M Co.
1.750%, 05/15/30	EUR	1,700	1,918,347
American Express Co., SOFR + 0.650%, FRN
(r) 4.485%, 11/04/26		2,400	2,406,734
American Honda Finance Corp., SOFR + 0.720%, FRN
(r) 4.386%, 10/22/27		4,838	4,857,555

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	American National Group, Inc.
	5.750%, 10/01/29		700	$724,424
American Tower Corp.
	1.600%, 04/15/26		170	169,195
	0.875%, 05/21/29	EUR	120	133,598
AT&T, Inc.
	2.600%, 12/17/29	EUR	900	1,055,818
	3.150%, 06/01/30	EUR	2,700	3,221,456
	Aviation Capital Group LLC
	6.750%, 10/25/28		600	636,121
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,000,128
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	200	231,738
	Boardwalk Pipelines LP
	5.950%, 06/01/26		188	188,338
Boeing Co.
	3.100%, 05/01/26		529	527,709
	2.950%, 02/01/30		200	189,805
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	100	123,841
Boston Properties LP
	4.500%, 12/01/28		600	604,053
	3.400%, 06/21/29		3,400	3,302,114
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.257%, 02/20/26		3,500	3,500,442
	Brunswick Corp.
#	5.850%, 03/18/29		730	759,477
	Cargill, Inc.
	3.875%, 04/24/30	EUR	200	245,831
Caterpillar Financial Services Corp.
(r)	SOFR + 0.460%, FRN, 4.206%, 02/27/26		1,508	1,508,358
(r)	SOFR + 0.520%, FRN, 4.239%, 03/03/28		1,500	1,503,324
Charles Schwab Corp.
#(r)	SOFR + 0.520%, FRN, 4.314%, 05/13/26		4,376	4,378,702
#(r)	SOFR + 1.050%, FRN, 4.769%, 03/03/27		4,000	4,030,855
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	300	330,855
	Cigna Group
	5.000%, 05/15/29		3,100	3,184,076
	Citigroup, Inc.
	3.400%, 05/01/26		366	365,664
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		800	745,855
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
CNO Financial Group, Inc.
5.250%, 05/30/29		2,960	$3,012,762
Colgate-Palmolive Co.
0.300%, 11/10/29	EUR	100	109,543
Comcast Corp.
0.250%, 09/14/29	EUR	500	541,771
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,396,961
Danaher Corp.
2.500%, 03/30/30	EUR	4,000	4,692,285
Dollar General Corp.
3.500%, 04/03/30		1,100	1,062,178
DXC Technology Co.
1.800%, 09/15/26		163	160,730
Eaton Capital ULC
0.577%, 03/08/30	EUR	240	260,063
Elevance Health, Inc.
1.500%, 03/15/26		1,200	1,196,537
Emerson Electric Co.
2.000%, 10/15/29	EUR	500	577,839
Energy Transfer LP
5.250%, 07/01/29		190	195,841
EPR Properties
3.750%, 08/15/29		600	583,387
Equinix, Inc.
3.200%, 11/18/29		270	259,934
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,811,315
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	2,670	3,031,736
Flex Ltd.
3.750%, 02/01/26		7,297	7,297,000
Fortive Corp.
3.700%, 08/15/29	EUR	2,790	3,390,895
General Motors Financial Co., Inc.
(r) SOFR + 1.350%, FRN, 5.159%, 05/08/27		1,100	1,107,390
5.550%, 07/15/29		130	134,951
4.900%, 10/06/29		370	375,956
4.000%, 07/10/30	EUR	2,140	2,628,625
Global Payments, Inc.
3.200%, 08/15/29		1,725	1,649,001
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	605	686,977
Harley-Davidson Financial Services, Inc.
4.000%, 03/12/30	EUR	1,900	2,305,879
HCA, Inc.
5.250%, 03/01/30		1,000	1,032,302
Healthcare Realty Holdings LP
3.100%, 02/15/30		1,000	948,332

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.400%, 03/15/30		800	$731,569
Highwoods Realty LP
4.200%, 04/15/29		4,081	4,022,661
3.050%, 02/15/30		120	112,121
Honeywell International, Inc.
3.375%, 03/01/30	EUR	130	157,033
HSBC USA, Inc., SOFR + 0.960%, FRN
(r) 4.673%, 03/04/27		3,920	3,940,384
Hyatt Hotels Corp.
5.250%, 06/30/29		3,200	3,299,281
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	4,100	4,714,790
Intel Corp.
4.875%, 02/10/26		100	100,006
International Business Machines Corp.
2.900%, 02/10/30	EUR	900	1,069,401
Jabil, Inc.
3.600%, 01/15/30		210	203,314
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	1,200	1,465,645
John Deere Bank SA
3.300%, 10/15/29	EUR	400	484,082
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 4.317%, 03/03/26		300	300,109
(r) SOFR + 0.790%, FRN, 4.508%, 06/08/26		3,514	3,520,474
(r) SOFR + 0.680%, FRN, 4.345%, 07/15/27		2,950	2,969,769
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 4.706%, 12/08/26		950	955,046
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 4.564%, 03/15/27		3,000	3,004,935
KeyCorp
2.550%, 10/01/29		120	113,627
Laboratory Corp. of America Holdings
2.950%, 12/01/29		38	36,311
Marathon Petroleum Corp.
5.150%, 03/01/30		1,300	1,338,305
Mastercard, Inc., SOFR + 0.440%, FRN
(r) 4.124%, 03/15/28		720	721,480
McDonald's Corp.
4.000%, 03/07/30	EUR	400	494,516
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Medtronic, Inc.
	3.650%, 10/15/29	EUR	2,950	$3,605,511
Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,204,100
MPLX LP
	1.750%, 03/01/26		1,255	1,252,695
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,600	1,752,864
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	2,400	2,878,020
	3.150%, 06/03/30	EUR	1,230	1,463,158
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.619%, 02/05/27		4,988	5,010,384
(r)	SOFR + 0.820%, FRN, 4.504%, 09/16/27		1,000	1,006,473
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27		750	753,548
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	250	283,791
Netflix, Inc.
	3.875%, 11/15/29	EUR	500	613,522
	3.625%, 06/15/30	EUR	2,500	3,040,293
PACCAR Financial Corp.
	4.000%, 09/26/29		250	250,666
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,183,963
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		4,000	3,966,165
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.194%, 02/13/26		2,900	2,900,296
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.513%, 04/28/28		4,000	4,024,604
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	270	291,586
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	212	259,584
Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,286,699
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	401,557
	4.875%, 07/06/30	EUR	3,460	4,379,926
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26		1,800	1,808,666

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
RTX Corp.
2.150%, 05/18/30	EUR	4,060	$4,655,464
Southwestern Electric Power Co.
1.650%, 03/15/26		2,188	2,182,093
State Street Corp.
(r) SOFR + 0.845%, FRN, 4.664%, 08/03/26		2,375	2,380,944
(r) SOFR + 0.640%, FRN, 4.306%, 10/22/27		950	954,651
Synchrony Financial
5.150%, 03/19/29		800	812,103
Toyota Motor Credit Corp.
(r) SOFR + 0.650%, FRN, 4.332%, 03/19/27		1,100	1,104,644
3.850%, 07/24/30	EUR	1,700	2,091,951
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 4.166%, 07/15/26		776	777,232
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		806	805,233
Verizon Communications, Inc.
1.875%, 10/26/29	EUR	300	343,785
1.250%, 04/08/30	EUR	2,815	3,109,742
VMware LLC
1.400%, 08/15/26		104	102,639
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.096%, 04/28/27		1,000	1,004,410
Wells Fargo & Co.
0.625%, 03/25/30	EUR	4,500	4,860,956
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.760%, 12/11/26		1,600	1,610,437
Western Union Co.
1.350%, 03/15/26		3,062	3,051,740
Westlake Corp.
1.625%, 07/17/29	EUR	800	905,800
Williams Cos., Inc.
4.800%, 11/15/29		260	265,150
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Wisconsin Power & Light Co.
	3.000%, 07/01/29		600	$579,633
	WPC Eurobond BV
	0.950%, 06/01/30	EUR	5,870	6,361,692
	TOTAL UNITED STATES			202,627,832
	TOTAL BONDS			964,899,931
U.S. TREASURY OBLIGATIONS — (3.7%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.098%, FRN, 3.711%, 01/31/27		22,000	22,008,155
(r)	3M USTMMR + 0.160%, FRN, 3.773%, 04/30/27		10,000	10,012,536
(r)	3M USTMMR + 0.190%, FRN, 3.803%, 10/31/27		5,000	5,008,477
	TOTAL U.S. TREASURY OBLIGATIONS			37,029,168
COMMERCIAL PAPER — (0.2%)
CANADA — (0.2%)
	Toronto-Dominion Bank
Ω	4.072%, 03/02/26		2,000	1,993,544
	TOTAL INVESTMENT SECURITIES (Cost $985,075,237)			1,006,427,408

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	232,031	2,683,902
TOTAL INVESTMENTS — (100.0%)
(Cost $987,759,139)^^			$1,009,111,310
As of January 31, 2026, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	3,325	USD	4,463	Citibank, N.A.	02/17/26	$86
AUD	664,122	USD	444,787	Citibank, N.A.	03/13/26	17,635

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,880,788	CAD	13,402,400	Citibank, N.A.	04/06/26	$11,753
USD	12,249,289	CAD	16,545,813	NatWest Markets PLC	04/06/26	65,560
USD	25,437,240	EUR	21,225,629	Bank of New York Mellon	04/07/26	202,735
Total Appreciation						$297,769
USD	25,001,276	EUR	21,225,629	Australia and New Zealand Bank	02/02/26	$(158,514)
EUR	21,225,629	USD	25,360,806	Bank of New York Mellon	02/02/26	(201,016)
USD	1,974,583	CAD	2,714,489	Citibank, N.A.	02/02/26	(18,946)
USD	10,106,450	CAD	13,831,324	NatWest Markets PLC	02/02/26	(51,317)
CAD	16,545,813	USD	12,216,495	NatWest Markets PLC	02/02/26	(65,198)
USD	90,633,049	EUR	76,966,984	Australia and New Zealand Bank	02/04/26	(603,996)
USD	118,491	GBP	87,992	Citibank, N.A.	02/06/26	(1,912)
USD	94,932,461	EUR	81,117,481	Australia and New Zealand Bank	02/09/26	(1,247,085)
USD	13,344,292	NZD	23,139,916	Bank of America Corp.	02/09/26	(591,382)
USD	2,680,465	JPY	418,484,498	Citibank, N.A.	02/09/26	(24,995)
USD	122,007,515	EUR	104,386,973	Citibank, N.A.	02/11/26	(1,773,894)
EUR	1,286,535	USD	1,542,480	Citibank, N.A.	02/11/26	(16,915)
EUR	4,153,594	USD	4,970,883	HSBC Bank	02/11/26	(45,578)
EUR	2,869,214	USD	3,417,916	UBS AG	02/11/26	(15,620)
USD	276,562	GBP	205,628	Citibank, N.A.	02/17/26	(4,804)
USD	3,107,886	NZD	5,401,014	State Street Bank and Trust	02/19/26	(146,002)
USD	3,991	GBP	2,971	Citibank, N.A.	02/25/26	(74)
USD	3,916,577	NZD	6,691,068	Royal Bank of Canada	02/27/26	(115,712)
USD	5,071,680	NZD	8,734,848	Royal Bank of Canada	03/02/26	(192,853)
USD	9,085,403	CAD	12,529,282	Citibank, N.A.	03/10/26	(130,197)
USD	13,204,436	CAD	18,272,947	HSBC Bank	03/10/26	(235,773)
USD	38,473,606	AUD	57,765,480	Australia and New Zealand Bank	03/13/26	(1,747,982)
USD	2,734,265	JPY	431,713,080	UBS AG	03/17/26	(65,354)
USD	5,120,262	NZD	8,867,473	Australia and New Zealand Bank	03/23/26	(228,338)
USD	95,132,000	EUR	81,528,805	Royal Bank of Canada	03/23/26	(1,726,810)
USD	11,326,547	CAD	15,604,686	Royal Bank of Canada	03/27/26	(159,345)
USD	5,950,081	CAD	8,181,626	State Street Bank and Trust	03/27/26	(72,038)
USD	90,301,716	EUR	76,707,948	Australia and New Zealand Bank	04/02/26	(872,596)
Total (Depreciation)						$(10,514,246)
Total Appreciation (Depreciation)						$(10,216,477)
As of January 31, 2026, the value of Rule 144A securities amounted to $83,095,972 or 7.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,504,765	—	$2,504,765
Bonds
Australia	—	64,827,481	—	64,827,481
Austria	—	432,987	—	432,987
Belgium	—	14,706,806	—	14,706,806
Canada	—	85,333,694	—	85,333,694
Denmark	—	18,090,677	—	18,090,677
Finland	—	28,462,532	—	28,462,532
France	—	100,867,417	—	100,867,417

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$68,980,176	—	$68,980,176
Ireland	—	1,611,391	—	1,611,391
Italy	—	14,994,478	—	14,994,478
Japan	—	24,993,521	—	24,993,521
Luxembourg	—	15,190,080	—	15,190,080
Netherlands	—	45,631,626	—	45,631,626
New Zealand	—	30,812,610	—	30,812,610
Norway	—	16,955,394	—	16,955,394
Singapore	—	11,594,041	—	11,594,041
Spain	—	23,405,136	—	23,405,136
Supranational Organization Obligations	—	95,598,033	—	95,598,033
Sweden	—	47,083,181	—	47,083,181
Switzerland	—	9,290,187	—	9,290,187
United Kingdom	—	43,410,651	—	43,410,651
United States	—	202,627,832	—	202,627,832
U.S. Treasury Obligations	—	37,029,168	—	37,029,168
Commercial Paper	—	1,993,544	—	1,993,544
Securities Lending Collateral	—	2,683,902	—	2,683,902
Total Investments in Securities	—	$1,009,111,310	—	$1,009,111,310
Financial Instruments
Assets
Forward Currency Contracts**	—	297,769	—	297,769
Liabilities
Forward Currency Contracts**	—	(10,514,246)	—	(10,514,246)
Total Financial Instruments	—	$(10,216,477)	—	$(10,216,477)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (39.3%)
Federal Home Loan Bank Discount Notes
∞	3.858%, 02/02/26	52,800	$52,784,688
∞	3.865%, 02/13/26	22,750	22,719,212
∞	3.841%, 02/25/26	39,750	39,650,095
∞	3.703%, 03/04/26	53,000	52,825,586
∞	3.723%, 03/06/26	70,750	70,503,063
∞	3.714%, 03/11/26	17,500	17,430,194
∞	3.657%, 03/13/26	4,500	4,481,153
∞	3.642%, 03/18/26	25,750	25,629,311
∞	3.651%, 03/20/26	9,750	9,702,358
∞	3.642%, 04/06/26	49,000	48,677,947
∞	3.621%, 04/08/26	56,000	55,620,786
∞	3.627%, 04/10/26	87,000	86,393,538
∞	3.681%, 04/17/26	42,500	42,174,113
∞	3.654%, 04/21/26	8,925	8,853,009
∞	3.687%, 04/24/26	10,000	9,916,350
∞	3.686%, 05/22/26	60,000	59,332,667
TOTAL AGENCY OBLIGATIONS			606,694,070
U.S. TREASURY OBLIGATIONS — (60.1%)
U.S. Treasury Bills
∞	3.905%, 02/03/26	93,750	93,740,659
∞	3.866%, 02/05/26	8,800	8,797,366
∞	3.843%, 02/12/26	72,525	72,452,616
∞	3.821%, 02/26/26	75,000	74,819,083
∞	3.756%, 03/05/26	24,000	23,925,512
∞	3.658%, 03/12/26	46,000	45,823,501
∞	3.670%, 03/24/26	25,000	24,873,605
∞	3.661%, 05/19/26	39,000	38,588,897
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.763%, 04/30/26	27,475	27,481,364
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.773%, 04/30/27	165,675	165,882,695
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	3.795%, 07/31/26	51,675	51,704,011
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.803%, 10/31/27	145,000	145,245,836
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.818%, 10/31/26	11,000	11,011,377
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	3.772%, 07/31/27	143,900	144,071,142
TOTAL U.S. TREASURY OBLIGATIONS			928,417,664
TOTAL INVESTMENT SECURITIES (Cost $1,534,536,211)			1,535,111,734

DFA Short-Term Government Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	9,019,496	$9,019,496
TOTAL INVESTMENTS — (100.0%)
(Cost $1,543,555,707)^^			$1,544,131,230
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$606,694,070	—	$606,694,070
U.S. Treasury Obligations	—	928,417,664	—	928,417,664
Temporary Cash Investments	$9,019,496	—	—	9,019,496
Total Investments in Securities	$9,019,496	$1,535,111,734	—	$1,544,131,230

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.9%)
AUSTRALIA — (9.1%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.237%, 03/18/26		38,866	$38,885,433
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		9,000	9,046,521
#(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		3,060	3,075,817
(r)	3M Swap + 0.800%, FRN, 4.445%, 02/05/27	AUD	55,200	38,587,289
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	4,710	3,302,473
(r)	3M Swap + 1.200%, FRN, 4.839%, 11/04/27	AUD	18,900	13,325,663
(r)	3M Swap + 0.670%, FRN, 4.382%, 12/15/27	AUD	23,400	16,349,345
(r)	3M Swap + 0.680%, FRN, 4.334%, 02/18/28	AUD	21,800	15,243,434
(r)	3M Swap + 1.060%, FRN, 4.798%, 03/31/28	AUD	14,900	10,488,609
#(r)Ω	SOFR + 0.620%, FRN, 4.297%, 06/18/28		26,316	26,429,523
(r)	3M Swap + 0.930%, FRN, 4.643%, 09/11/28	AUD	16,000	11,244,329
(r)	3M Swap + 0.960%, FRN, 4.605%, 02/05/29	AUD	8,500	5,986,927
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		7,115	7,197,665
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 4.429%, 03/13/26		2,300	2,301,543
(r)	3M Swap + 0.700%, FRN, 4.436%, 01/14/27	AUD	74,700	52,166,651
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.434%, 07/22/27	AUD	60,350	$42,193,255
(r)	3M Swap + 1.020%, FRN, 4.674%, 08/18/27	AUD	47,000	33,006,980
(r)	3M Swap + 1.150%, FRN, 4.892%, 01/13/28	AUD	21,550	15,184,172
(r)Ω	SOFR + 0.640%, FRN, 4.319%, 03/14/28		8,800	8,841,419
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	750	527,778
(r)	3M Swap + 0.840%, FRN, 4.579%, 01/09/30	AUD	5,500	3,854,553
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		3,350	3,381,918
Macquarie Bank Ltd.
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 06/12/28		26,400	26,541,130
	3.202%, 09/17/29	EUR	1,800	2,164,309
National Australia Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.503%, 11/16/26	AUD	22,000	15,377,307
	2.900%, 02/25/27	AUD	11,506	7,877,360
(r)	3M Swap + 0.720%, FRN, 4.370%, 02/25/27	AUD	50,140	35,030,220
(r)	3M Swap + 0.700%, FRN, 4.345%, 05/10/27	AUD	62,000	43,343,386
	4.950%, 05/10/27	AUD	7,000	4,893,949
(r)	3M Swap + 0.700%, FRN, 4.427%, 10/18/27	AUD	62,100	43,403,781
(r)	3M Swap + 1.200%, FRN, 4.850%, 11/25/27	AUD	20,470	14,430,187
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	67,710	47,612,885
(r)Ω	SOFR + 0.650%, FRN, 4.329%, 06/13/28		12,050	12,112,813

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 1.030%, FRN, 4.683%, 11/16/28	AUD	970	$683,309
(r)	3M Swap + 0.900%, FRN, 4.628%, 03/22/29	AUD	22,000	15,446,399
(r)Ω	SOFR + 0.790%, FRN, 4.447%, 01/14/30		13,400	13,498,454
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 4.512%, 01/25/27	AUD	3,800	2,654,334
(r)	3M Swap + 1.050%, FRN, 4.691%, 05/20/27	AUD	27,300	19,155,790
(r)	3M Swap + 1.230%, FRN, 4.871%, 11/11/27	AUD	39,000	27,505,277
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	69,100	48,593,204
(r)	3M Swap + 0.930%, FRN, 4.658%, 09/19/28	AUD	2,500	1,757,257
(r)	3M Swap + 1.000%, FRN, 4.725%, 01/15/29	AUD	45,000	31,680,453
(r)	3M Swap + 0.850%, FRN, 4.578%, 09/19/29	AUD	49,300	34,541,196
(r)	SOFR + 0.820%, FRN, 4.488%, 07/01/30		23,850	24,082,442
TOTAL AUSTRALIA				833,006,739
AUSTRIA — (0.2%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	9,000	10,657,443
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	9,600	11,845,397
TOTAL AUSTRIA				22,502,840
BELGIUM — (3.2%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	3,600	4,022,695
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	262,960	280,755,222
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Ministeries Van de Vlaamse Gemeenschap
	2.750%, 10/22/29	EUR	7,600	$9,054,478
TOTAL BELGIUM				293,832,395
CANADA — (19.2%)
Canada Government Bonds
	4.500%, 02/01/26	CAD	88,100	64,691,209
	0.250%, 03/01/26	CAD	8,400	6,159,548
	2.750%, 09/01/30	CAD	25,000	18,218,705
	0.500%, 12/01/30	CAD	33,300	21,770,641
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.607%, 03/15/28	CAD	30,500	22,476,124
(r)	1 day CAD Overnight Index + 0.25%, FRN, 2.527%, 09/15/28	CAD	30,000	22,068,887
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.557%, 09/15/29	CAD	14,340	10,551,561
Ω	2.850%, 06/15/30	CAD	131,500	96,085,345
CDP Financial, Inc.
	4.500%, 02/13/26		13,900	13,902,584
	3.000%, 04/11/29	EUR	58,630	70,567,060
	3.950%, 09/01/29	CAD	30,200	22,911,102
	4.200%, 12/02/30	CAD	121,900	93,630,193
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 4.956%, 03/11/26		2,528	2,531,108
	3.600%, 06/02/29	CAD	65,000	48,813,608
	3.125%, 06/11/29	EUR	101,418	122,934,896
	3.350%, 12/02/30	CAD	131,900	97,899,412
Export Development Canada
	3.875%, 08/08/30	NZD	10,000	5,978,258
OMERS Finance Trust
Ω	2.600%, 05/14/29	CAD	8,000	5,802,725
Province of Alberta
	4.100%, 06/01/29	CAD	24,400	18,627,254
	2.900%, 09/20/29	CAD	14,700	10,801,232
	2.050%, 06/01/30	CAD	320,700	226,382,428
Province of British Columbia
	2.950%, 12/18/28	CAD	4,780	3,530,000
	5.700%, 06/18/29	CAD	54,200	43,438,415
	2.200%, 06/18/30	CAD	48,500	34,436,015
Province of Manitoba
	2.750%, 06/02/29	CAD	8,200	6,002,112
	2.050%, 06/02/30	CAD	5,200	3,666,675
Province of Ontario
	2.700%, 06/02/29	CAD	25,000	18,276,356
	1.550%, 11/01/29	CAD	83,400	58,303,132

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.050%, 06/02/30	CAD	153,000	$107,938,795
	2.950%, 09/08/30	CAD	77,600	56,704,163
	1.350%, 12/02/30	CAD	50,200	34,002,468
Province of Quebec
	2.300%, 09/01/29	CAD	86,600	62,290,436
Δ	0.000%, 10/15/29	EUR	6,500	7,028,420
	1.900%, 09/01/30	CAD	252,300	176,088,409
Δ	0.000%, 10/29/30	EUR	3,683	3,854,967
Province of Saskatchewan
	2.200%, 06/02/30	CAD	3,700	2,627,648
PSP Capital, Inc.
	3.750%, 06/15/29	CAD	106,800	80,587,273
	2.050%, 01/15/30	CAD	25,100	17,798,299
	4.400%, 12/02/30	CAD	45,300	35,160,771
TOTAL CANADA				1,754,538,234
DENMARK — (0.8%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	28,479	30,759,741
Novo Nordisk Finance Netherlands BV
	3.125%, 01/21/29	EUR	2,300	2,773,166
	2.875%, 08/27/30	EUR	30,144	35,855,369
TOTAL DENMARK				69,388,276
FINLAND — (3.7%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	13,500	16,034,055
Δ	0.000%, 09/15/30	EUR	48,400	51,131,831
Finnvera OYJ
	2.375%, 10/29/30	EUR	737	864,942
Kuntarahoitus OYJ
(r)Ω	SOFR + 1.000%, FRN, 4.667%, 02/02/29		4,000	4,081,739
	2.500%, 08/29/29	EUR	29,631	35,199,919
	2.625%, 12/14/29	EUR	75,047	89,398,270
	3.125%, 07/29/30	EUR	24,568	29,816,720
Δ	0.000%, 10/14/30	EUR	2,014	2,115,458
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 03/19/27		36,594	36,732,005
(r)Ω	SOFR + 0.830%, FRN, 4.575%, 08/28/30		46,590	46,806,433
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	18,750	22,369,392
TOTAL FINLAND				334,550,764
FRANCE — (4.9%)
Bpifrance SACA
	0.050%, 09/26/29	EUR	100	107,864
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	10,300	$11,348,639
	3.125%, 03/01/30	EUR	31,300	37,827,902
	2.875%, 05/25/30	EUR	52,300	62,593,123
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.006%, 05/03/26		68,000	67,961,240
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	28,750	34,334,459
	2.500%, 05/25/30	EUR	89,940	106,268,653
L'Oreal SA
	3.375%, 11/23/29	EUR	14,400	17,538,425
	2.750%, 11/19/30	EUR	24,400	28,934,401
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	4,900	5,821,657
	3.250%, 09/07/29	EUR	16,500	19,988,426
	3.375%, 02/05/30	EUR	33,000	40,140,282
Regie Autonome des Transports Parisiens EPIC
	0.350%, 06/20/29	EUR	1,400	1,537,144
Region of Ile de France
	1.375%, 03/14/29	EUR	10,800	12,371,779
Sanofi SA
	1.375%, 03/21/30	EUR	3,900	4,402,484
TOTAL FRANCE				451,176,478
GERMANY — (11.6%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	23,400	28,451,352
	1.500%, 01/15/30	EUR	6,900	7,862,725
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	31,000	36,436,216
Deutsche Bahn AG
	0.375%, 06/23/29	EUR	8,800	9,712,597
	1.875%, 05/24/30	EUR	23,700	27,331,737
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	8,500	10,443,615
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	23,400	27,660,878
	0.010%, 06/03/30	EUR	1,557	1,654,250
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	29,500	34,790,772
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	21,000	24,882,340
	0.375%, 04/23/30	EUR	27,300	29,713,710
	3.125%, 06/07/30	EUR	24,100	29,338,130
Δ	0.000%, 09/17/30	EUR	75,299	79,718,404
Δ	0.000%, 01/10/31	EUR	53,800	56,349,012

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	9,700	$11,553,427
Land Berlin
	0.100%, 01/18/30	EUR	6,900	7,447,736
	2.375%, 06/04/30	EUR	51,047	60,107,750
Landwirtschaftliche Rentenbank
	2.600%, 03/23/27	AUD	3,900	2,663,352
Δ	0.000%, 11/27/29	EUR	26,288	28,393,251
	0.050%, 12/18/29	EUR	6,880	7,434,918
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	7,000	8,378,331
NRW Bank
	0.125%, 02/04/30	EUR	55,500	59,820,120
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	37,700	44,838,001
	1.000%, 02/25/30	EUR	3,400	3,790,905
	2.750%, 09/09/30	EUR	16,400	19,481,644
State of Hesse
	0.010%, 03/11/30	EUR	19,273	20,620,936
Δ	0.000%, 11/08/30	EUR	26,500	27,771,166
State of Lower Saxony
	2.500%, 01/09/30	EUR	52,256	61,897,204
	0.125%, 01/10/30	EUR	6,010	6,495,967
	2.750%, 03/25/30	EUR	99,423	118,984,246
	0.010%, 01/10/31	EUR	10,380	10,841,251
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	38,600	45,949,198
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	44,000	47,320,006
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	49,847	58,897,294
TOTAL GERMANY				1,057,032,441
LUXEMBOURG — (3.2%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	1,029	1,108,125
	2.625%, 05/07/30	EUR	241,470	287,647,751
TOTAL LUXEMBOURG				288,755,876
NETHERLANDS — (9.7%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.416%, 07/07/28		10,700	10,748,665
	2.750%, 06/04/29	EUR	55,200	65,766,395
	3.125%, 01/21/30	EUR	44,400	53,481,459
BNG Bank NV
	0.100%, 01/15/30	EUR	59,300	64,028,031
	3.000%, 04/23/30	EUR	34,100	41,192,302
	2.500%, 05/21/30	EUR	110,666	130,967,497
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.365%, 08/28/26		17,250	$17,286,423
(r)	3M Swap + 0.730%, FRN, 4.542%, 01/27/27	AUD	60,100	41,984,989
(r)	3M Swap + 0.870%, FRN, 4.526%, 02/26/27	AUD	11,500	8,044,464
(r)	SOFR + 0.710%, FRN, 4.419%, 03/05/27		65,000	65,327,846
(r)	3M Swap + 1.180%, FRN, 4.907%, 01/19/28	AUD	34,700	24,469,502
(r)	SOFR + 0.600%, FRN, 4.266%, 01/21/28		5,525	5,548,333
(r)	3M Swap + 0.750%, FRN, 4.406%, 05/26/28	AUD	31,200	21,848,662
(r)	SOFR + 0.590%, FRN, 4.256%, 10/17/28		49,290	49,479,816
(r)	3M Swap + 1.150%, FRN, 4.804%, 11/21/28	AUD	11,500	8,131,111
(r)	SOFR + 0.890%, FRN, 4.556%, 10/17/29		9,000	9,114,030
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	65,835	78,869,957
	2.500%, 05/22/30	EUR	117,604	139,058,589
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	44,100	47,020,282
TOTAL NETHERLANDS				882,368,353
NEW ZEALAND — (3.9%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	17,400	9,728,578
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	40,500	23,927,338
	4.500%, 05/15/30	NZD	398,300	245,768,626
New Zealand Local Government Funding Agency Bonds
	4.400%, 09/08/27	AUD	5,750	4,000,611
	2.250%, 05/15/28	NZD	29,000	16,971,058
	1.500%, 04/20/29	NZD	52,800	29,633,765
	4.500%, 05/15/30	NZD	38,000	23,289,015
TOTAL NEW ZEALAND				353,318,991

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (1.8%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.687%, 06/17/26		12,200	$12,238,473
(r)Ω	SOFR + 0.400%, FRN, 4.147%, 03/03/28		10,700	10,732,387
(r)Ω	SOFR + 0.410%, FRN, 4.080%, 04/09/29		141,000	141,383,572
	0.050%, 10/24/29	EUR	4,050	4,374,663
TOTAL NORWAY				168,729,095
SINGAPORE — (2.0%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.426%, 02/26/27	AUD	17,000	11,880,807
(r)	3M Swap + 0.670%, FRN, 4.324%, 02/21/28	AUD	700	488,771
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.278%, 03/21/28		8,800	8,829,001
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		21,900	21,915,227
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.373%, 02/24/27	AUD	20,000	13,970,039
(r)	3M Swap + 0.720%, FRN, 4.447%, 04/16/27	AUD	5,600	3,912,469
	4.670%, 04/16/27	AUD	20,000	13,943,856
(r)	3M Swap + 0.650%, FRN, 4.313%, 02/28/28	AUD	15,500	10,815,015
(r)Ω	SOFR + 0.580%, FRN, 4.254%, 04/02/28		100,000	100,293,337
TOTAL SINGAPORE				186,048,522
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.7%)
African Development Bank
	0.875%, 03/23/26		10,285	10,243,286
	3.300%, 07/27/27	AUD	11,000	7,528,180
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 4.690%, 06/16/26		657	658,932
(r)	SOFR + 0.300%, FRN, 3.983%, 06/20/28		201,766	201,728,336
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.025%, 01/31/30	EUR	3,400	$3,660,174
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.422%, 08/16/27		49,132	49,394,991
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	4,400	4,738,230
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	9,736	10,353,556
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 3.856%, 04/14/26		6,344	6,343,619
(r)	SOFR + 0.330%, FRN, 4.116%, 02/20/28		129,710	129,822,767
(r)	SOFR + 0.420%, FRN, 4.086%, 07/22/30		26,250	26,283,360
European Investment Bank
(r)	SOFR + 1.000%, FRN, 4.764%, 05/21/28		22,497	22,847,053
(r)Ω	SOFR + 1.000%, FRN, 4.764%, 05/21/28		2,750	2,792,790
	2.250%, 12/14/29	EUR	5,000	5,897,660
	0.050%, 01/16/30	EUR	21,500	23,251,946
	4.000%, 04/15/30	EUR	43,300	54,525,561
	2.375%, 05/15/30	EUR	136,100	161,025,680
Δ	0.000%, 01/14/31	EUR	7,300	7,648,326
European Union
	2.875%, 10/05/29	EUR	21,300	25,661,860
	1.625%, 12/04/29	EUR	226,850	261,232,995
Inter-American Development Bank
	2.500%, 04/14/27	AUD	7,000	4,769,407
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		58,579	58,665,866
(r)	SOFR + 0.270%, FRN, 3.953%, 03/20/28		51,000	50,973,848
(r)	SOFR + 0.350%, FRN, 4.030%, 10/05/28		103,500	103,581,496

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		22,800	$22,804,237
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.036%, 01/12/27		40,530	40,575,132
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		15,554	15,622,749
(r)	SOFR + 0.300%, FRN, 4.102%, 05/15/28		45,500	45,550,097
Δ	0.000%, 02/21/30	EUR	15,033	16,147,898
International Development Association
	2.500%, 05/28/30	EUR	67,600	80,015,630
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.070%, 08/28/28		55,740	55,746,769
(r)	SOFR + 0.360%, FRN, 4.121%, 08/28/29		15,000	14,992,384
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	3.970%, 10/04/27		5,400	5,408,908
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,530,493,723
SWEDEN — (2.2%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.484%, 06/02/28		81,800	82,184,260
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26		19,485	19,564,403
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.406%, 05/28/27		7,800	7,829,321
(r)Ω	SOFR + 0.740%, FRN, 4.502%, 05/23/28		48,780	49,045,909
	0.050%, 09/06/28	EUR	5,180	5,768,443
	2.625%, 09/05/29	EUR	19,200	22,770,941
Swedbank AB
	4.125%, 11/13/28	EUR	5,488	6,776,031
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
(r)Ω	SOFR + 1.030%, FRN, 4.797%, 11/20/29		4,000	$4,056,526
TOTAL SWEDEN				197,995,834
UNITED KINGDOM — (0.2%)
Bank of England Euro Notes
	4.625%, 03/06/26		17,800	17,816,911
UNITED STATES — (6.5%)
Alphabet, Inc.
	2.500%, 05/06/29	EUR	30,572	36,142,790
Apple, Inc.
	1.375%, 05/24/29	EUR	3,150	3,602,605
Bank of America NA, SOFR + 1.020%, FRN
(r)	4.802%, 08/18/26		1,450	1,455,059
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	20,797	23,627,395
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.219%, 02/26/28		27,020	27,126,469
(r)	SOFR + 0.570%, FRN, 4.364%, 08/13/28		53,200	53,574,528
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	10,580	11,589,660
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.196%, 10/15/28		32,000	32,215,748
	2.125%, 06/03/30	EUR	29,122	33,777,053
Johnson & Johnson
	2.700%, 02/26/29	EUR	4,968	5,927,651
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.286%, 04/29/26		2,450	2,452,505
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.124%, 03/15/28		7,240	7,254,880
	1.000%, 02/22/29	EUR	13,532	15,310,536
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.144%, 09/15/27		15,136	15,217,471
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.831%, 10/30/26		400	402,905
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27		13,250	13,312,672

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	10,389	$11,793,236
	3.500%, 01/17/30	EUR	29,404	35,963,379
	1.500%, 04/01/30	EUR	3,250	3,699,774
	2.625%, 10/28/30	EUR	11,700	13,874,396
	3.000%, 01/23/31	EUR	4,800	5,746,211
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	33,800	24,242,468
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	31,109	33,596,053
Roche Finance Europe BV
	3.204%, 08/27/29	EUR	1,620	1,960,525
	3.227%, 05/03/30	EUR	8,915	10,820,203
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26		18,040	18,126,850
Sanofi SA
#(r)	SOFR + 0.540%, FRN, 4.382%, 11/03/28		81,800	82,251,982
	2.625%, 06/23/29	EUR	11,600	13,748,633
State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27		20,915	21,017,390
Visa, Inc.
	2.000%, 06/15/29	EUR	18,900	22,046,571
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27		7,700	7,733,957
Wells Fargo Bank NA
(r)	SOFR + 1.060%, FRN, 4.870%, 08/07/26		2,530	2,539,184
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	SOFR + 1.070%, FRN, 4.760%, 12/11/26		2,275	$2,289,840
TOTAL UNITED STATES				594,440,579
TOTAL BONDS				9,035,996,051
COMMERCIAL PAPER — (1.0%)
CANADA — (1.0%)
PSP Capital, Inc.
Ω	4.027%, 02/04/26		85,000	84,956,948
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Canada Treasury Bills
∞	2.379%, 02/11/26	CAD	14,000	10,274,035
TOTAL INVESTMENT SECURITIES (Cost $8,971,703,368)				9,131,227,034

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	257,856	2,982,620
TOTAL INVESTMENTS — (100.0%)
(Cost $8,974,685,987)^^			$9,134,209,654
As of January 31, 2026, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	8,236,801	USD	5,955,138	Citibank, N.A.	02/02/26	$93,995
SGD	117,144,991	USD	91,302,609	Royal Bank of Canada	02/09/26	823,756
CAD	12,022,778	USD	8,668,886	Citibank, N.A.	02/11/26	164,044
GBP	74,262,150	USD	99,672,742	Royal Bank of Canada	02/17/26	1,942,113
USD	1,224,716	AUD	1,751,998	Australia and New Zealand Bank	02/27/26	4,760
USD	558,931	AUD	798,457	Citibank, N.A.	02/27/26	2,947
USD	4,811,920	EUR	4,026,169	Goldman Sachs Capital Markets L.P.	03/02/26	33,420
USD	65,363,237	EUR	54,785,421	Royal Bank of Canada	03/02/26	340,592
USD	73,631,182	EUR	62,026,778	UBS AG	03/02/26	14,058
SGD	129,328,056	USD	100,929,911	Royal Bank of Canada	03/03/26	934,886
USD	59,589,621	EUR	49,956,948	Royal Bank of Canada	03/03/26	294,893
USD	73,622,871	EUR	62,026,779	UBS AG	03/03/26	2,261
USD	90,374,689	AUD	128,319,696	Australia and New Zealand Bank	03/04/26	1,023,695
USD	8,402,781	EUR	7,073,165	Australia and New Zealand Bank	03/04/26	7,130

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	61,957,690	EUR	52,158,549	Bank of America Corp.	03/04/26	$46,939
USD	74,474,480	EUR	62,438,100	UBS AG	03/04/26	362,187
USD	11,915,170	EUR	10,018,906	Bank of America Corp.	03/05/26	22,448
USD	97,140,068	CAD	130,944,909	Citibank, N.A.	03/05/26	847,173
USD	74,469,797	EUR	62,438,100	UBS AG	03/05/26	354,025
USD	22,854,518	NZD	37,883,370	Australia and New Zealand Bank	03/16/26	10,268
USD	11,474,624	NZD	18,969,729	Citibank, N.A.	03/30/26	29,691
USD	414,012	NZD	684,757	State Street Bank and Trust	03/30/26	881
USD	125,429,268	CAD	169,639,937	State Street Bank and Trust	03/31/26	543,972
USD	122,173,429	EUR	101,970,094	Bank of New York Mellon	04/07/26	944,289
USD	140,794,711	CAD	190,159,449	Royal Bank of Canada	04/07/26	762,462
USD	102,071,008	EUR	85,156,230	Citibank, N.A.	04/08/26	826,659
USD	131,014,919	EUR	108,973,575	Citibank, N.A.	04/30/26	1,321,078
USD	11,188,931	NZD	18,405,844	Citibank, N.A.	04/30/26	71,730
Total Appreciation						$11,826,352
AUD	128,319,696	USD	90,379,412	Australia and New Zealand Bank	02/02/26	$(1,023,963)
EUR	101,970,094	USD	121,806,336	Bank of New York Mellon	02/02/26	(936,131)
USD	118,783,453	EUR	101,970,094	Citibank, N.A.	02/02/26	(2,086,752)
USD	34,899,779	CAD	47,714,978	HSBC Bank	02/02/26	(142,249)
USD	110,127,011	CAD	150,681,272	Morgan Stanley & Co. LLC	02/02/26	(533,784)
CAD	190,159,449	USD	140,412,340	Royal Bank of Canada	02/02/26	(758,648)
USD	86,002,645	AUD	128,319,696	Societe Generale	02/02/26	(3,352,804)
USD	99,668,282	EUR	85,156,230	Australia and New Zealand Bank	02/03/26	(1,271,617)
USD	35,313,798	CAD	48,544,360	Bank of New York Mellon	02/03/26	(338,838)
USD	2,070,860	CAD	2,875,105	Citibank, N.A.	02/03/26	(40,716)
EUR	85,156,230	USD	101,765,101	Citibank, N.A.	02/03/26	(825,202)
CAD	130,944,909	USD	97,016,746	Citibank, N.A.	02/03/26	(846,331)
USD	57,969,929	CAD	79,525,444	HSBC Bank	02/03/26	(436,274)
USD	104,228,510	AUD	155,878,768	Australia and New Zealand Bank	02/04/26	(4,317,526)
USD	103,487,795	EUR	88,344,384	Royal Bank of Canada	02/04/26	(1,236,076)
USD	140,740,058	CAD	192,481,874	Royal Bank of Canada	02/04/26	(631,184)
USD	131,025,610	EUR	112,113,805	Bank of New York Mellon	02/05/26	(1,880,864)
USD	77,653,306	EUR	66,455,728	Australia and New Zealand Bank	02/06/26	(1,131,011)
USD	67,309,329	EUR	57,518,280	Bank of New York Mellon	02/06/26	(879,501)
USD	115,381,461	CAD	158,596,733	Societe Generale	02/06/26	(1,112,176)
USD	47,528,681	NZD	82,408,027	Australia and New Zealand Bank	02/09/26	(2,100,342)
USD	102,725,248	AUD	152,558,926	Bank of New York Mellon	02/09/26	(3,508,148)
USD	23,113,260	EUR	19,781,620	Bank of New York Mellon	02/09/26	(341,453)
USD	136,270,177	SGD	174,234,095	Citibank, N.A.	02/09/26	(752,787)
SGD	57,089,104	USD	45,065,744	Citibank, N.A.	02/09/26	(169,145)
USD	94,795,418	EUR	81,184,649	UBS AG	02/09/26	(1,463,768)
USD	19,170,962	NZD	32,923,947	Australia and New Zealand Bank	02/10/26	(657,744)
USD	2,635,047	EUR	2,258,890	Australia and New Zealand Bank	02/10/26	(43,404)
USD	2,635,070	EUR	2,258,890	Bank of America Corp.	02/10/26	(43,380)
USD	4,689,521	EUR	4,019,981	Bank of New York Mellon	02/10/26	(77,122)
USD	90,192,478	EUR	77,284,022	Societe Generale	02/10/26	(1,446,089)
USD	36,574,649	EUR	31,242,327	State Street Bank and Trust	02/10/26	(470,552)
USD	109,798,763	EUR	93,454,823	Societe Generale	02/11/26	(1,019,372)
USD	144,117,037	CAD	199,578,000	Societe Generale	02/11/26	(2,509,514)
USD	134,382,747	EUR	114,277,476	Citibank, N.A.	02/12/26	(1,133,168)
USD	140,069,273	EUR	118,836,697	Australia and New Zealand Bank	02/13/26	(859,859)
USD	99,020,801	AUD	148,123,971	Australia and New Zealand Bank	02/17/26	(4,122,989)
USD	130,719,863	EUR	110,794,793	Royal Bank of Canada	02/17/26	(697,198)
USD	99,868,081	GBP	74,262,150	Societe Generale	02/17/26	(1,746,774)
USD	133,376,844	EUR	113,507,300	Citibank, N.A.	02/18/26	(1,263,974)
USD	43,136,560	NZD	74,979,577	Australia and New Zealand Bank	02/19/26	(2,035,545)
USD	99,240,268	AUD	148,207,865	Australia and New Zealand Bank	02/19/26	(3,961,601)
USD	87,817,965	EUR	74,493,992	Societe Generale	02/19/26	(549,978)
USD	37,577,172	EUR	32,087,578	State Street Bank and Trust	02/19/26	(486,478)
USD	122,917,320	EUR	104,357,372	Australia and New Zealand Bank	02/20/26	(881,694)
USD	133,907,527	EUR	114,376,103	Citibank, N.A.	02/23/26	(1,795,960)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	114,225,270	AUD	168,904,031	Citibank, N.A.	02/23/26	$(3,387,229)
AUD	375,413	USD	263,067	Citibank, N.A.	02/23/26	(1,657)
USD	19,147,041	EUR	16,340,495	Bank of New York Mellon	02/24/26	(241,338)
USD	88,130,980	EUR	75,097,059	Citibank, N.A.	02/24/26	(973,430)
USD	19,152,767	EUR	16,340,497	Royal Bank of Canada	02/24/26	(235,614)
USD	87,540,781	EUR	74,734,533	Australia and New Zealand Bank	02/25/26	(1,137,681)
USD	47,271,381	EUR	40,527,844	Royal Bank of Canada	02/25/26	(818,126)
USD	53,560,741	EUR	45,815,177	Australia and New Zealand Bank	02/26/26	(805,180)
USD	90,866,382	EUR	77,670,259	Citibank, N.A.	02/26/26	(1,299,915)
USD	875,432	EUR	748,810	Goldman Sachs Capital Markets L.P.	02/26/26	(13,133)
USD	37,681,814	NZD	64,378,362	Citibank, N.A.	02/27/26	(1,115,001)
USD	31,947,620	AUD	46,564,100	Citibank, N.A.	02/27/26	(476,024)
USD	88,404,900	EUR	75,767,450	HSBC Bank	02/27/26	(1,507,712)
USD	56,201,631	EUR	47,963,244	State Street Bank and Trust	02/27/26	(715,957)
USD	86,224,475	AUD	124,265,679	HSBC Bank	03/02/26	(304,123)
SGD	54,013,596	USD	42,700,250	Citibank, N.A.	03/03/26	(156,628)
USD	143,433,671	SGD	183,341,652	Royal Bank of Canada	03/03/26	(974,749)
USD	130,524,163	CAD	179,776,830	Citibank, N.A.	03/10/26	(1,706,186)
USD	86,845,679	AUD	130,406,299	Australia and New Zealand Bank	03/13/26	(3,955,063)
USD	48,041,490	NZD	83,675,304	Australia and New Zealand Bank	03/16/26	(2,415,995)
CAD	30,264,581	USD	22,285,154	Citibank, N.A.	03/16/26	(19,150)
USD	125,376,429	EUR	106,989,055	Societe Generale	03/16/26	(1,688,181)
USD	142,538,598	CAD	197,225,434	State Street Bank and Trust	03/16/26	(2,562,445)
USD	86,810,617	EUR	74,200,768	Australia and New Zealand Bank	03/17/26	(1,317,411)
USD	56,356,779	NZD	97,926,942	Australia and New Zealand Bank	03/17/26	(2,696,834)
USD	145,300,460	CAD	201,165,750	Citibank, N.A.	03/17/26	(2,705,781)
USD	122,564,606	EUR	104,920,494	HSBC Bank	03/18/26	(2,055,001)
USD	98,844,580	EUR	84,709,053	Royal Bank of Canada	03/23/26	(1,792,466)
USD	93,652,749	EUR	80,357,573	Australia and New Zealand Bank	03/24/26	(1,819,085)
USD	118,127,782	EUR	100,362,624	Societe Generale	03/25/26	(1,117,408)
USD	115,371,509	EUR	98,142,863	Societe Generale	03/26/26	(1,241,765)
USD	143,299,820	CAD	197,517,637	Citibank, N.A.	03/27/26	(2,083,834)
USD	104,085,790	EUR	88,695,279	Societe Generale	03/27/26	(1,306,824)
USD	144,066,370	CAD	197,834,100	Bank of New York Mellon	03/30/26	(1,568,704)
USD	49,762,250	NZD	82,916,493	Citibank, N.A.	03/30/26	(263,435)
USD	101,250,254	EUR	85,961,619	HSBC Bank	03/30/26	(908,476)
USD	135,251,097	EUR	114,894,327	Societe Generale	04/02/26	(1,311,169)
USD	122,507,800	CAD	167,471,470	Royal Bank of Canada	04/06/26	(812,039)
USD	320,451	EUR	270,765	Citibank, N.A.	04/23/26	(1,692)
Total (Depreciation)						$(107,432,126)
Total Appreciation (Depreciation)						$(95,605,774)
As of January 31, 2026, the value of Rule 144A securities amounted to $926,949,692 or 9.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$833,006,739	—	$833,006,739
Austria	—	22,502,840	—	22,502,840
Belgium	—	293,832,395	—	293,832,395

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	—	$1,754,538,234	—	$1,754,538,234
Denmark	—	69,388,276	—	69,388,276
Finland	—	334,550,764	—	334,550,764
France	—	451,176,478	—	451,176,478
Germany	—	1,057,032,441	—	1,057,032,441
Luxembourg	—	288,755,876	—	288,755,876
Netherlands	—	882,368,353	—	882,368,353
New Zealand	—	353,318,991	—	353,318,991
Norway	—	168,729,095	—	168,729,095
Singapore	—	186,048,522	—	186,048,522
Supranational Organization Obligations	—	1,530,493,723	—	1,530,493,723
Sweden	—	197,995,834	—	197,995,834
United Kingdom	—	17,816,911	—	17,816,911
United States	—	594,440,579	—	594,440,579
Commercial Paper	—	84,956,948	—	84,956,948
Foreign Sovereign Obligations	—	10,274,035	—	10,274,035
Securities Lending Collateral	—	2,982,620	—	2,982,620
Total Investments in Securities	—	$9,134,209,654	—	$9,134,209,654
Financial Instruments
Assets
Forward Currency Contracts**	—	11,826,352	—	11,826,352
Liabilities
Forward Currency Contracts**	—	(107,432,126)	—	(107,432,126)
Total Financial Instruments	—	$(95,605,774)	—	$(95,605,774)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (9.4%)
New South Wales Treasury Corp.
	2.000%, 03/08/33	AUD	8,500	$4,873,863
	1.750%, 03/20/34	AUD	6,000	3,243,502
	4.750%, 02/20/35	AUD	5,000	3,368,420
	4.750%, 02/20/37	AUD	7,400	4,865,043
Queensland Treasury Corp.
	2.000%, 08/22/33	AUD	1,800	1,012,095
	1.750%, 07/20/34	AUD	7,000	3,720,766
	5.000%, 07/21/37	AUD	41,000	27,280,439
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	5,000	3,336,945
	2.250%, 11/20/34	AUD	51,500	28,251,036
	2.000%, 09/17/35	AUD	11,000	5,723,365
	2.000%, 11/20/37	AUD	4,200	2,018,111
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,444,902
	TOTAL AUSTRALIA			93,138,487
BELGIUM — (0.6%)
Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	5,000	5,869,719
CANADA — (18.4%)
	CDP Financial, Inc.
	2.750%, 02/13/32	EUR	8,700	10,233,515
	CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	31,520	33,909,634
Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	13,000	14,444,086
Ω	1.850%, 05/03/32	EUR	3,333	3,703,242
Province of British Columbia
	1.550%, 06/18/31	CAD	10,000	6,762,237
	4.950%, 07/16/32	AUD	8,000	5,517,155
	3.550%, 06/18/33	CAD	16,000	11,804,267
	Province of Manitoba
	4.250%, 06/02/34	CAD	4,000	3,064,723
Province of Ontario
	3.750%, 06/02/32	CAD	39,000	29,344,589
	3.650%, 06/02/33	CAD	4,800	3,566,027
	4.150%, 06/02/34	CAD	6,000	4,579,238
Province of Quebec
	1.500%, 09/01/31	CAD	31,000	20,779,664
	3.600%, 09/01/33	CAD	5,500	4,050,769
	4.450%, 09/01/34	CAD	9,000	6,972,166
	5.750%, 12/01/36	CAD	5,400	4,556,559
	Province of Saskatchewan
	3.300%, 05/08/34	EUR	10,000	12,022,947
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	5,000	$5,968,905
	TOTAL CANADA			181,279,723
DENMARK — (4.0%)
Denmark Government Bonds
	2.250%, 11/15/33	DKK	252,000	39,280,218
FINLAND — (3.0%)
Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	28,011	29,740,190
FRANCE — (24.8%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	8,000	9,527,861
Agence France Locale
Δ	0.000%, 03/20/31	EUR	11,100	11,345,632
	3.125%, 03/20/33	EUR	6,100	7,150,396
	3.125%, 03/20/34	EUR	5,000	5,813,429
French Republic Government Bonds OAT
	3.500%, 11/25/33	EUR	64,000	77,630,192
	1.250%, 05/25/34	EUR	69,000	70,044,529
	4.750%, 04/25/35	EUR	23,000	30,280,786
	SFIL SA
	2.875%, 01/22/31	EUR	5,000	5,921,442
	SNCF Reseau
	1.000%, 11/09/31	EUR	3,400	3,597,956
Societe Nationale SNCF SACA
	3.375%, 05/25/33	EUR	6,200	7,412,655
	3.625%, 04/03/35	EUR	10,000	11,965,534
	UNEDIC ASSEO
	1.250%, 05/25/33	EUR	3,400	3,546,183
	TOTAL FRANCE			244,236,595
GERMANY — (2.3%)
	Bayerische Landesbank
	3.625%, 08/04/32	EUR	13,300	16,045,661
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	4,773	5,100,822
	EnBW International Finance BV
	6.048%, 10/30/34	AUD	1,450	1,024,510
	TOTAL GERMANY			22,170,993
IRELAND — (0.4%)
ESB Finance DAC
	4.000%, 05/03/32	EUR	3,500	4,316,499

DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
CONTINUED
		Face Amount^	Value†
		(000)
JAPAN — (20.2%)
Japan Government Ten Year Bonds
0.100%, 12/20/30	JPY	1,000,000	$5,993,344
0.100%, 03/20/31	JPY	1,950,000	11,627,675
0.100%, 12/20/31	JPY	650,000	3,812,303
0.200%, 03/20/32	JPY	1,100,000	6,455,357
0.200%, 09/20/32	JPY	1,300,000	7,540,353
0.500%, 12/20/32	JPY	1,100,000	6,482,651
0.800%, 09/20/33	JPY	1,100,000	6,526,008
0.900%, 09/20/34	JPY	900,000	5,273,979
1.500%, 06/20/35	JPY	700,000	4,266,354
Japan Government Thirty Year Bonds
2.500%, 03/20/36	JPY	400,000	2,640,398
2.400%, 03/20/37	JPY	800,000	5,178,392
2.400%, 09/20/38	JPY	1,400,000	8,879,271
2.300%, 03/20/39	JPY	800,000	4,978,082
2.300%, 03/20/40	JPY	1,450,000	8,883,358
Japan Government Twenty Year Bonds
2.000%, 03/20/31	JPY	700,000	4,595,231
1.400%, 09/20/34	JPY	1,000,000	6,116,180
1.300%, 06/20/35	JPY	500,000	2,993,668
1.000%, 12/20/35	JPY	640,000	3,687,196
0.500%, 09/20/36	JPY	300,000	1,607,431
0.600%, 12/20/36	JPY	1,570,000	8,445,801
0.700%, 03/20/37	JPY	1,000,000	5,404,239
0.600%, 06/20/37	JPY	1,500,000	7,951,861
0.600%, 09/20/37	JPY	850,000	4,469,695
0.500%, 03/20/38	JPY	1,200,000	6,131,584
0.500%, 06/20/38	JPY	1,700,000	8,611,385
0.700%, 09/20/38	JPY	1,600,000	8,259,809
0.500%, 12/20/38	JPY	1,300,000	6,472,616
0.400%, 03/20/39	JPY	1,100,000	5,352,371
0.300%, 06/20/39	JPY	1,100,000	5,225,142
0.300%, 09/20/39	JPY	1,800,000	8,476,260
0.300%, 12/20/39	JPY	900,000	4,197,073
0.400%, 03/20/40	JPY	1,800,000	8,452,068
0.400%, 06/20/40	JPY	950,000	4,420,299
TOTAL JAPAN			199,407,434
LUXEMBOURG — (3.0%)
European Financial Stability Facility
1.250%, 05/24/33	EUR	28,300	30,010,635
NETHERLANDS — (1.6%)
Alliander NV
3.000%, 05/06/33	EUR	8,000	9,328,587
Enexis Holding NV
0.625%, 06/17/32	EUR	4,000	4,065,877
Stedin Holding NV
3.000%, 11/03/32	EUR	2,000	2,332,223
TOTAL NETHERLANDS			15,726,687
		Face Amount^	Value†
		(000)
NEW ZEALAND — (5.0%)
New Zealand Government Bonds
2.000%, 05/15/32	NZD	11,100	$5,869,816
4.250%, 05/15/34	NZD	35,000	20,794,694
2.750%, 04/15/37	NZD	24,200	12,093,924
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,607,867
3.000%, 05/15/35	NZD	5,000	2,585,545
2.000%, 04/15/37	NZD	6,000	2,675,276
TOTAL NEW ZEALAND			49,627,122
NORWAY — (0.7%)
Equinor ASA
1.375%, 05/22/32	EUR	4,400	4,683,887
1.625%, 02/17/35	EUR	2,000	2,020,736
TOTAL NORWAY			6,704,623
SPAIN — (0.5%)
Spain Government Bonds
3.550%, 10/31/33	EUR	4,000	4,922,633
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.6%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	27,632,134
European Union
1.250%, 04/04/33	EUR	7,200	7,621,972
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			35,254,106
SWITZERLAND — (2.5%)
Swisscom Finance BV
3.500%, 11/29/31	EUR	17,749	21,528,442
3.125%, 05/21/32	EUR	2,500	2,960,583
TOTAL SWITZERLAND			24,489,025
TOTAL BONDS Cost ($1,038,302,158)			986,174,689
TOTAL INVESTMENTS — (100.0%)
(Cost $1,038,302,158)^^			$986,174,689

DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
CONTINUED
As of January 31, 2026, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio) had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	535,120,199	USD	3,392,852	Royal Bank of Canada	02/04/26	$65,183
AUD	2,082,678	USD	1,411,453	Bank of America Corp.	02/12/26	38,799
USD	441,399	DKK	2,773,432	Bank of America Corp.	03/06/26	401
USD	1,009,083	CAD	1,369,840	Citibank, N.A.	03/30/26	678
USD	79,935,713	EUR	66,459,567	Societe Generale	04/30/26	839,505
Total Appreciation						$944,566
USD	1,292,647	AUD	1,938,004	Bank of America Corp.	02/04/26	$(56,880)
USD	1,329,793	AUD	1,988,702	Citibank, N.A.	02/04/26	(55,038)
USD	3,537,060	JPY	557,933,778	Citibank, N.A.	02/04/26	(68,400)
USD	26,513,009	EUR	22,526,273	Royal Bank of Canada	02/04/26	(189,747)
USD	10,872,080	CAD	14,868,279	Societe Generale	02/04/26	(48,154)
USD	12,287,654	JPY	1,916,037,907	UBS AG	02/04/26	(94,099)
USD	81,802,824	EUR	69,902,043	Bank of America Corp.	02/09/26	(1,078,778)
USD	43,098,439	CAD	59,683,197	Australia and New Zealand Bank	02/11/26	(749,787)
USD	2,354,994	AUD	3,524,362	Citibank, N.A.	02/12/26	(99,160)
USD	1,148,010	AUD	1,714,269	Citibank, N.A.	02/19/26	(45,690)
USD	95,423,786	AUD	139,142,193	Australia and New Zealand Bank	02/27/26	(1,464,095)
AUD	2,362,962	USD	1,646,481	Citibank, N.A.	02/27/26	(1,096)
USD	512,860	NZD	888,241	Australia and New Zealand Bank	03/02/26	(22,487)
USD	38,922,897	DKK	246,175,334	UBS AG	03/06/26	(220,979)
USD	43,454,190	CAD	59,843,590	Australia and New Zealand Bank	03/10/26	(562,265)
CAD	4,841,199	USD	3,576,855	Citibank, N.A.	03/10/26	(16,032)
USD	4,674,015	EUR	4,001,117	HSBC Bank	03/16/26	(77,876)
EUR	5,333,170	USD	6,389,441	Royal Bank of Canada	03/16/26	(55,549)
USD	3,482,041	EUR	2,980,650	State Street Bank and Trust	03/16/26	(57,902)
USD	81,962,989	EUR	70,181,387	Barclays Capital	03/17/26	(1,391,232)
USD	39,775,758	NZD	68,873,315	Australia and New Zealand Bank	03/23/26	(1,766,603)
JPY	568,710,363	USD	3,732,631	Australia and New Zealand Bank	03/23/26	(42,695)
USD	72,242,946	EUR	61,913,167	Royal Bank of Canada	03/23/26	(1,311,864)
USD	61,556,759	JPY	9,702,785,652	Societe Generale	03/23/26	(1,397,346)
USD	59,415,022	JPY	9,374,509,850	Australia and New Zealand Bank	03/27/26	(1,430,071)
USD	81,456,859	EUR	69,370,393	Citibank, N.A.	03/27/26	(972,862)
USD	79,163,670	EUR	67,214,675	HSBC Bank	03/30/26	(715,768)
USD	59,905,043	JPY	9,428,957,994	Royal Bank of Canada	03/30/26	(1,309,237)
USD	8,425,518	NZD	14,041,781	UBS AG	03/30/26	(46,255)
USD	6,880,649	JPY	1,081,914,651	UBS AG	04/22/26	(156,872)
Total (Depreciation)						$(15,504,819)
Total Appreciation (Depreciation)						$(14,560,253)

DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $3,703,242 or 0.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$93,138,487	—	$93,138,487
Belgium	—	5,869,719	—	5,869,719
Canada	—	181,279,723	—	181,279,723
Denmark	—	39,280,218	—	39,280,218
Finland	—	29,740,190	—	29,740,190
France	—	244,236,595	—	244,236,595
Germany	—	22,170,993	—	22,170,993
Ireland	—	4,316,499	—	4,316,499
Japan	—	199,407,434	—	199,407,434
Luxembourg	—	30,010,635	—	30,010,635
Netherlands	—	15,726,687	—	15,726,687
New Zealand	—	49,627,122	—	49,627,122
Norway	—	6,704,623	—	6,704,623
Spain	—	4,922,633	—	4,922,633
Supranational Organization Obligations	—	35,254,106	—	35,254,106
Switzerland	—	24,489,025	—	24,489,025
Total Investments in Securities	—	$986,174,689	—	$986,174,689
Financial Instruments
Assets
Forward Currency Contracts**	—	944,566	—	944,566
Liabilities
Forward Currency Contracts**	—	(15,504,819)	—	(15,504,819)
Total Financial Instruments	—	$(14,560,253)	—	$(14,560,253)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (33.5%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,085,674
5.750%, 06/12/26	16,080	16,199,508
1.875%, 09/11/26	2,500	2,474,136
3.000%, 09/11/26	62,930	62,681,047
2.125%, 12/11/26	30,250	29,877,311
2.500%, 12/10/27	97,640	95,843,015
3.000%, 03/10/28	51,070	50,501,933
3.250%, 06/09/28	202,360	200,954,411
3.250%, 11/16/28	270,180	268,342,165
2.125%, 09/14/29	12,635	11,925,728
2.125%, 12/14/29	52,580	49,582,073
4.500%, 09/13/30	16,335	16,826,583
4.750%, 03/10/34	15,000	15,524,073
5.500%, 07/15/36	158,590	173,264,840
Tennessee Valley Authority
2.875%, 02/01/27	170,019	168,842,965
7.125%, 05/01/30	159,440	179,823,312
1.500%, 09/15/31	77,768	68,168,744
4.700%, 07/15/33	19,000	19,799,894
4.375%, 08/01/34	122,591	124,500,043
4.875%, 05/15/35	160,000	164,783,606
4.650%, 06/15/35	10,635	10,886,942
5.880%, 04/01/36	144,694	160,925,779
6.150%, 01/15/38	709	820,580
5.500%, 06/15/38	6,207	6,703,151
5.250%, 09/15/39	94,072	99,033,687
TOTAL AGENCY OBLIGATIONS		2,004,371,200
U.S. TREASURY OBLIGATIONS — (66.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,314,172
6.500%, 11/15/26	5,500	5,620,313
6.625%, 02/15/27	5,000	5,156,278
6.125%, 11/15/27	8,250	8,618,350
5.500%, 08/15/28	7,500	7,846,289
5.250%, 11/15/28	17,932	18,713,827
5.250%, 02/15/29	41,500	43,527,988
6.125%, 08/15/29	6,278	6,784,164
6.250%, 05/15/30	51,789	56,865,166
5.375%, 02/15/31	13,250	14,184,746
4.500%, 02/15/36	20,750	21,248,486
4.750%, 02/15/37	285,250	296,994,279
5.000%, 05/15/37	321,000	341,350,899
4.375%, 02/15/38	253,400	254,092,892
4.500%, 05/15/38	335,355	339,468,337
3.500%, 02/15/39	226,635	205,449,940
4.250%, 05/15/39	148,050	144,499,113
4.500%, 08/15/39	144,424	144,085,506
4.375%, 11/15/39	5,000	4,910,547
1.125%, 05/15/40	75,750	47,861,572
	Face Amount	Value†
	(000)

4.375%, 05/15/40	10,000	$9,788,281
1.125%, 08/15/40	144,650	90,479,705
3.875%, 08/15/40	12,250	11,303,018
1.375%, 11/15/40	66,000	42,693,750
4.250%, 11/15/40	10,000	9,607,422
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,997,003
2.250%, 03/31/26	8,000	7,981,766
2.375%, 04/30/26	13,000	12,958,435
1.625%, 05/15/26	18,375	18,270,061
2.125%, 05/31/26	25,000	24,871,533
1.875%, 06/30/26	22,750	22,589,435
1.875%, 07/31/26	12,500	12,392,944
1.500%, 08/15/26	65,000	64,266,592
1.375%, 08/31/26	11,000	10,859,621
1.625%, 09/30/26	19,000	18,757,067
1.625%, 10/31/26	31,000	30,550,984
2.000%, 11/15/26	35,550	35,111,735
1.500%, 01/31/27	5,000	4,900,313
2.250%, 02/15/27	8,500	8,387,436
1.125%, 02/28/27	10,250	9,990,281
0.625%, 03/31/27	5,000	4,835,938
2.375%, 05/15/27	5,250	5,173,711
0.500%, 05/31/27	7,000	6,727,656
0.500%, 06/30/27	7,250	6,950,654
0.375%, 07/31/27	3,000	2,863,359
2.250%, 08/15/27	9,850	9,663,004
0.500%, 08/31/27	5,000	4,769,336
0.375%, 09/30/27	5,000	4,748,242
0.500%, 10/31/27	7,000	6,645,078
2.250%, 11/15/27	5,000	4,889,258
0.625%, 11/30/27	5,000	4,745,313
1.125%, 02/29/28	5,000	4,759,766
1.250%, 03/31/28	5,000	4,762,305
2.875%, 05/15/28	3,500	3,447,773
1.250%, 06/30/28	9,500	8,996,426
1.000%, 07/31/28	6,000	5,635,078
2.875%, 08/15/28	10,750	10,568,594
1.250%, 09/30/28	25,000	23,528,320
1.375%, 10/31/28	17,875	16,847,188
3.125%, 11/15/28	21,000	20,740,781
2.625%, 02/15/29	114,750	111,495,761
2.375%, 05/15/29	191,500	184,019,531
1.625%, 08/15/29	44,700	41,717,672
3.875%, 09/30/29	10,000	10,063,281
4.000%, 10/31/29	38,250	38,648,936
1.750%, 11/15/29	44,250	41,271,767
3.875%, 11/30/29	91,750	92,291,182
3.875%, 12/31/29	86,250	86,758,740
3.500%, 01/31/30	26,000	25,791,797
1.500%, 02/15/30	38,400	35,251,500
4.000%, 02/28/30	38,000	38,384,453
3.625%, 03/31/30	15,000	14,934,375
3.500%, 04/30/30	17,425	17,260,279

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

0.625%, 05/15/30	149,050	$130,779,731
3.750%, 05/31/30	21,500	21,495,801
3.750%, 06/30/30	20,000	19,994,531
4.000%, 07/31/30	27,000	27,262,617
0.625%, 08/15/30	125,000	108,740,235
4.125%, 08/31/30	10,000	10,142,969
4.625%, 09/30/30	18,500	19,159,063
4.875%, 10/31/30	18,000	18,844,453
0.875%, 11/15/30	8,000	6,986,875
4.375%, 11/30/30	8,400	8,611,641
3.750%, 12/31/30	15,000	14,963,086
4.000%, 01/31/31	12,125	12,226,357
1.250%, 08/15/31	60,250	52,396,319
3.750%, 08/31/31	10,000	9,932,422
1.375%, 11/15/31	22,500	19,561,816
4.125%, 11/30/31	6,000	6,065,391
4.375%, 01/31/32	15,000	15,352,734
2.875%, 05/15/32	11,000	10,336,133
2.750%, 08/15/32	27,000	25,081,523
3.375%, 05/15/33	7,000	6,699,219
3.875%, 08/15/33	10,000	9,868,359
4.500%, 11/15/33	57,500	59,036,328
	Face Amount	Value†
	(000)

4.250%, 11/15/34	10,000	$10,046,094
4.250%, 05/15/35	9,000	9,019,688
4.250%, 08/15/35	10,000	10,009,375
TOTAL U.S. TREASURY OBLIGATIONS		3,967,150,060
TOTAL INVESTMENT SECURITIES (Cost $6,163,601,827)		5,971,521,260

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	20,392,766	20,392,766
TOTAL INVESTMENTS — (100.0%)
(Cost $6,183,994,593)^^			$5,991,914,026
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,004,371,200	—	$2,004,371,200
U.S. Treasury Obligations	—	3,967,150,060	—	3,967,150,060
Temporary Cash Investments	$20,392,766	—	—	20,392,766
Total Investments in Securities	$20,392,766	$5,971,521,260	—	$5,991,914,026

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	3.870%, 07/07/28		14,000	$14,026,685
Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	3.910%, 11/05/27		4,400	4,413,971
TOTAL AGENCY OBLIGATIONS				18,440,656
BONDS — (79.8%)
3M Co.
	1.750%, 05/15/30	EUR	9,880	11,148,984
7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,500	1,498,935
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,300	1,387,499
AbbVie, Inc.
	4.800%, 03/15/29		9,841	10,081,881
	3.200%, 11/21/29		800	776,128
Abertis France SAS
	3.375%, 04/21/29	EUR	7,500	9,024,478
	1.625%, 09/18/29	EUR	400	453,003
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	2,000	2,371,741
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	4,000	4,355,838
	4.250%, 02/21/30	EUR	21,900	27,226,149
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	5,800	6,976,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 04/03/26		410	410,003
	4.375%, 11/15/30		500	497,637
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,400	2,828,896
African Development Bank
	0.875%, 07/22/26		7,713	7,610,778
Aker BP ASA
Ω	3.750%, 01/15/30		4,400	4,261,540
Akzo Nobel NV
	1.625%, 04/14/30	EUR	5,000	5,622,717
Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	2,000	2,309,962
Alimentation Couche-Tard, Inc.
Ω	2.950%, 01/25/30		500	474,794
			Face Amount^	Value†
			(000)

	Allstate Corp.
	5.050%, 06/24/29		300	$309,316
	Alphabet, Inc., SOFR + 0.520%, FRN
(r)	4.324%, 11/15/28		12,100	12,195,570
	Alstom SA
Δ	0.000%, 01/11/29	EUR	3,200	3,509,569
	Altria Group, Inc.
	4.400%, 02/14/26		2,000	1,999,630
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	5,300	6,363,592
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	5,000	5,994,927
	American Express Co., SOFR + 0.650%, FRN
(r)	4.485%, 11/04/26		30,122	30,206,522
	American Honda Finance Corp.
	5.650%, 11/15/28		400	417,011
	4.900%, 03/13/29		230	235,115
	American Honda Finance Corp., SOFR + 0.650%, FRN
(r)	4.421%, 11/19/27		9,100	9,113,924
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.375%, 07/09/27		10,808	10,849,907
	American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	4.386%, 10/22/27		3,154	3,166,749
	American Honda Finance Corp., SOFR + 0.820%, FRN
(r)	4.539%, 03/03/28		5,000	5,010,742
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	5,000	6,052,992
	American National Group, Inc.
	5.750%, 10/01/29		4,300	4,450,035
	American Tower Corp.
	1.600%, 04/15/26		3,892	3,873,575
	0.875%, 05/21/29	EUR	830	924,052
	Ameriprise Financial, Inc.
	5.700%, 12/15/28		2,415	2,528,387
	Amphenol Corp.
	5.050%, 04/05/29		400	411,795
	Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.330%, 11/15/27		8,893	8,914,761

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Amprion GmbH
	3.125%, 08/27/30	EUR	4,700	$5,589,682
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,400	4,883,766
	2.000%, 07/15/30	EUR	6,500	7,339,351
APRR SA
	3.125%, 01/24/30	EUR	5,200	6,233,127
ArcelorMittal SA
	3.125%, 12/13/28	EUR	8,920	10,667,221
Arrow Electronics, Inc.
	5.150%, 08/21/29		8,100	8,286,514
Asian Development Bank, SOFR + 0.300%, FRN
(r)	3.983%, 06/20/28		27,700	27,694,829
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.690%, 06/16/26		26,800	26,878,792
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	3.885%, 04/15/26		17,500	17,504,900
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.422%, 08/16/27		6,000	6,032,116
ASN Bank NV
	4.875%, 03/07/30	EUR	12,600	15,894,877
AstraZeneca PLC
	4.000%, 01/17/29		564	565,803
AT&T, Inc.
	2.600%, 12/17/29	EUR	7,900	9,267,734
	3.150%, 06/01/30	EUR	5,080	6,061,110
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.237%, 03/18/26		18,706	18,715,353
Australia & New Zealand Banking Group Ltd., SOFR + 0.590%, FRN
(r)Ω	4.292%, 12/08/28		23,900	23,971,222
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.297%, 06/18/28		9,100	9,139,256
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	4.324%, 09/30/27		24,947	25,043,816
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 07/16/27		20,000	20,104,280
(r)	4.338%, 07/16/27		7,100	7,137,019
(r)Ω	4.382%, 12/08/30		10,643	10,677,590
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.468%, 01/18/27		20,000	$20,103,379
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	4.529%, 12/16/29		2,250	2,276,141
(r)	4.529%, 12/16/29		1,419	1,435,486
Autoliv, Inc.
	3.625%, 08/07/29	EUR	11,160	13,544,949
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,830	4,388,229
AvalonBay Communities, Inc.
	2.950%, 05/11/26		1,107	1,104,098
Aviation Capital Group LLC
	6.750%, 10/25/28		1,900	2,014,382
Ω	5.375%, 07/15/29		400	411,065
Ω	4.800%, 10/24/30		250	250,613
Ayvens SA
	3.875%, 07/16/29	EUR	13,900	17,027,287
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	193,142
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	1,300	1,633,024
	3.625%, 06/07/30	EUR	2,000	2,446,400
	3.125%, 07/15/30	EUR	2,000	2,386,401
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,635,700
Banco Santander SA
	3.875%, 04/22/29	EUR	15,100	18,483,740
Banco Santander SA, SOFR + 1.120%, FRN
(r)	4.962%, 11/06/30		5,000	5,017,000
Bank of Montreal, SOFR + 0.620%, FRN
(r)	4.304%, 09/15/26		1,545	1,548,502
Bank of Montreal, SOFR + 1.160%, FRN
(r)	4.850%, 12/11/26		6,300	6,345,767
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.039%, 06/05/26		6,000	6,022,962
Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.296%, 01/22/30		15,500	15,490,359
Bank of New Zealand
Ω	1.000%, 03/03/26		20	19,956
Bank of Nova Scotia
	4.750%, 02/02/26		1,500	1,500,000
	3.500%, 04/17/29	EUR	880	1,068,384
	5.450%, 08/01/29		400	416,749

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	3,700	$4,330,573
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
#(r)Ω	4.856%, 02/16/28		8,200	8,253,249
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	4.796%, 01/23/27		8,670	8,730,585
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.066%, 07/13/26		3,850	3,869,647
BAT International Finance PLC
	1.668%, 03/25/26		5,208	5,190,620
	5.931%, 02/02/29		800	839,734
	2.250%, 01/16/30	EUR	18,200	20,902,556
Baxter International, Inc.
	3.950%, 04/01/30		18,400	17,973,341
Bayer AG
	4.250%, 08/26/29	EUR	970	1,202,042
	1.125%, 01/06/30	EUR	10,900	12,053,478
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	2,200	2,535,992
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		3,100	3,259,281
	6.375%, 11/21/30		7,200	7,722,727
Bayerische Landesbank
	3.000%, 02/18/30	EUR	700	834,531
Belfius Bank SA
	3.750%, 01/22/29	EUR	4,500	5,473,830
	4.125%, 09/12/29	EUR	3,100	3,840,050
	3.375%, 05/28/30	EUR	7,800	9,358,034
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	800	926,953
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	5,190	5,803,051
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.225%, 04/02/26		8,900	8,905,676
BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.849%, 08/05/26		20,000	20,080,022
BNP Paribas SA
	1.375%, 05/28/29	EUR	3,500	3,952,897
	3.625%, 09/01/29	EUR	4,000	4,859,575
Boardwalk Pipelines LP
#	5.950%, 06/01/26		2,536	2,540,558
Boeing Co.
	3.100%, 05/01/26		6,587	6,570,925
	3.200%, 03/01/29		400	388,731
	2.950%, 02/01/30		600	569,415
Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	1,700	2,105,301
			Face Amount^	Value†
			(000)

	Boston Properties LP
	4.500%, 12/01/28		600	$604,053
	3.400%, 06/21/29		13,885	13,485,252
	Bouygues SA
	0.500%, 02/11/30	EUR	5,400	5,857,877
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	2,000	2,448,906
	BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,693,861
	BPCE SA
	3.875%, 01/11/29	EUR	1,800	2,197,207
	0.625%, 01/15/30	EUR	5,800	6,306,367
	3.125%, 09/05/30	EUR	6,400	7,625,579
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.257%, 02/20/26		10,750	10,751,358
	British Telecommunications PLC
Ω	3.250%, 11/08/29		200	192,525
	Brixmor Operating Partnership LP
	4.125%, 06/15/26		948	948,086
	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26		634	631,982
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	101,703
	Brunswick Corp.
	5.850%, 03/18/29		130	135,249
	Bunge Ltd. Finance Corp.
	2.000%, 04/21/26		1,021	1,016,622
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	1,600	1,981,801
	0.625%, 03/19/30	EUR	6,690	7,215,384
	Caisse d'Amortissement de la Dette Sociale
	0.625%, 02/18/26		22,900	22,868,304
	Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		800	827,697
	3.807%, 07/09/29	EUR	7,302	8,928,238
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	4.895%, 10/02/26		4,600	4,628,865
	Capital One NA
	3.450%, 07/27/26		1,293	1,290,262
	4.650%, 09/13/28		800	811,796
	2.700%, 02/06/30		7,500	7,068,593
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,479,643
	Cargill, Inc.
	3.875%, 04/24/30	EUR	800	983,325
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	13,393	15,990,440
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	2,920	3,278,158

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r)	4.206%, 02/27/26		3,800	$3,800,902
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.309%, 05/14/27		7,858	7,897,982
	Caterpillar Financial Services Corp., SOFR + 0.640%, FRN
#(r)	4.426%, 08/15/28		3,000	3,012,424
	CDP Financial, Inc.
Ω	1.000%, 05/26/26		40,400	40,047,519
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	3,500	4,014,652
	Charles Schwab Corp.
	0.900%, 03/11/26		2,242	2,235,388
	Charles Schwab Corp., SOFR + 0.520%, FRN
#(r)	4.314%, 05/13/26		26,530	26,546,382
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	4.769%, 03/03/27		15,000	15,115,707
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.219%, 02/26/28		3,100	3,112,215
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.364%, 08/13/28		7,000	7,049,280
	Chevron USA, Inc., SOFR + 0.820%, FRN
(r)	4.486%, 10/15/30		11,972	12,076,313
	Choice Hotels International, Inc.
	3.700%, 12/01/29		7,900	7,710,194
	Chubb INA Holdings LLC
	4.650%, 08/15/29		400	409,124
	0.875%, 12/15/29	EUR	3,200	3,529,120
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	6,400	7,715,237
	Cigna Group
	5.000%, 05/15/29		14,500	14,893,261
	Citigroup, Inc.
	3.400%, 05/01/26		2,178	2,176,000
	1.250%, 04/10/29	EUR	3,800	4,302,239
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		3,960	3,691,981
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	5,400	5,906,808
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	786,128
	CNO Financial Group, Inc.
	5.250%, 05/30/29		12,509	12,731,973
			Face Amount^	Value†
			(000)

Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	2,600	$3,104,245
Comcast Corp.
#	4.550%, 01/15/29		400	406,673
	0.250%, 09/14/29	EUR	1,500	1,625,312
Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	4.603%, 08/17/28	AUD	6,500	4,574,074
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
#(r)Ω	4.319%, 03/14/28		9,700	9,745,655
(r)	4.319%, 03/14/28		254	255,196
Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	4.429%, 03/13/26		1,800	1,801,207
Commonwealth Bank of Australia, SOFR + 0.780%, FRN
(r)Ω	4.448%, 10/01/30		6,100	6,157,408
(r)	4.448%, 10/01/30		22,641	22,854,077
Commonwealth Bank of Australia, SOFR + 0.810%, FRN
(r)Ω	4.489%, 03/14/30		8,860	8,944,417
Conagra Brands, Inc.
	8.250%, 09/15/30		3,690	4,216,697
Continental AG
	3.500%, 10/01/29	EUR	6,924	8,366,022
Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	4.526%, 02/26/27	AUD	14,700	10,282,924
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.686%, 02/26/29	AUD	2,700	1,903,065
Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	4.804%, 11/21/28	AUD	9,050	6,398,831
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	4.907%, 01/19/28	AUD	21,400	15,090,702
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.256%, 10/17/28		13,100	13,150,448
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.266%, 01/21/28		1,450	1,456,124

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.365%, 08/28/26		5,250	$5,261,085
Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
#(r)	4.366%, 01/14/31		27,125	27,218,147
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.419%, 03/05/27		17,750	17,839,527
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	4.575%, 10/05/26		2,500	2,511,616
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	4.956%, 03/11/26		1,517	1,518,865
(r)	4.956%, 03/11/26		4,550	4,555,593
Credit Agricole SA
	4.125%, 03/07/30	EUR	7,400	9,215,490
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.560%, 03/11/27		6,257	6,284,201
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	4.965%, 07/05/26		12,000	12,051,960
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	10,100	11,359,981
	0.750%, 01/18/30	EUR	300	326,720
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,662,755
Crown Castle, Inc.
	4.900%, 09/01/29		200	203,413
	2.250%, 01/15/31		4,700	4,203,675
CSX Corp.
	4.250%, 03/15/29		400	403,749
CVS Health Corp.
	5.000%, 02/20/26		2,022	2,022,452
	2.875%, 06/01/26		16,061	16,001,531
	5.000%, 01/30/29		22	22,478
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	205,615
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.506%, 01/13/28		8,270	8,279,316
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	1,200	1,471,818
Danaher Corp.
	2.500%, 03/30/30	EUR	6,800	7,976,884
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.278%, 03/21/28		54,500	54,679,610
			Face Amount^	Value†
			(000)

	Dell Bank International DAC
	3.625%, 06/24/29	EUR	5,490	$6,630,605
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	3,300	3,979,032
	4.000%, 05/21/30	EUR	1,700	2,098,843
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,213	3,846,979
	Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	900	1,003,738
	Dollar General Corp.
	5.200%, 07/05/28		252	258,304
	3.500%, 04/03/30		3,600	3,476,220
	Dow Chemical Co.
	2.100%, 11/15/30		4,358	3,870,098
	4.800%, 01/15/31		250	249,162
	DSV Finance BV
	3.500%, 06/26/29	EUR	680	824,009
	1.375%, 03/16/30	EUR	1,760	1,965,880
	DXC Technology Co.
	1.800%, 09/15/26		1,509	1,487,987
	E.ON SE
	3.125%, 03/05/30	EUR	2,400	2,874,452
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	1,555	1,684,994
	Edenred SE
	3.250%, 08/27/30	EUR	11,500	13,661,425
	Edison International
	5.450%, 06/15/29		6,700	6,840,789
	6.250%, 03/15/30		250	262,363
	EIDP, Inc.
	4.500%, 05/15/26		622	621,806
	Electricite de France SA
	4.625%, 04/26/30	EUR	2,200	2,786,557
	Electrolux AB
	2.500%, 05/18/30	EUR	6,500	7,475,770
	Element Fleet Management Corp.
Ω	6.271%, 06/26/26		651	655,679
Ω	4.641%, 11/24/30		9,500	9,520,674
	Elevance Health, Inc.
	1.500%, 03/15/26		10,000	9,971,143
	5.150%, 06/15/29		200	206,114
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.196%, 10/15/28		7,000	7,047,195
	Elis SA
	3.750%, 03/21/30	EUR	4,200	5,106,981
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	2,520	2,912,310
	Enbridge, Inc.
	3.125%, 11/15/29		130	124,849
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,200	1,438,265
	Enel Finance International NV
Ω	4.375%, 09/30/30		1,000	997,592

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Engie SA
	3.625%, 01/11/30	EUR	1,100	$1,339,805
	Eni SpA
	0.625%, 01/23/30	EUR	5,510	5,993,655
	EPR Properties
	3.750%, 08/15/29		4,400	4,278,173
	4.750%, 11/15/30		2,740	2,717,357
	Equifax, Inc.
	3.250%, 06/01/26		5,517	5,496,774
	Equinix Europe 2 Financing Corp. LLC
	4.600%, 11/15/30		13,700	13,755,259
	Equinix, Inc.
	3.200%, 11/18/29		270	259,934
	2.150%, 07/15/30		250	227,021
	ERAC USA Finance LLC
Ω	5.000%, 02/15/29		300	307,694
	ERG SpA
	4.125%, 07/03/30	EUR	7,600	9,406,285
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	2,700	2,922,662
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	6,745	8,283,298
	4.750%, 09/06/30	EUR	6,030	7,598,852
	European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r)	3.856%, 04/14/26		2,078	2,077,875
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.086%, 02/16/29		31,230	31,202,625
	European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.116%, 02/20/28		23,180	23,200,152
	European Bank for Reconstruction & Development, SOFR + 0.420%, FRN
(r)	4.086%, 07/22/30		10,000	10,012,709
	European Investment Bank, SOFR + 0.320%, FRN
(r)	4.124%, 08/14/29		10,500	10,506,922
	Eversource Energy
	3.350%, 03/15/26		1,300	1,298,909
	4.250%, 04/01/29		500	500,280
	4.450%, 12/15/30		5,900	5,890,197
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	22,493,523
	Export Development Canada
	3.875%, 08/08/30	NZD	12,500	7,472,822
		Face Amount^	Value†
		(000)

Export Development Canada, SOFR + 0.330%, FRN
(r) 3.996%, 08/01/28		14,380	$14,408,076
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	1,400	1,693,352
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	13,360	15,170,033
Fingrid OYJ
2.750%, 12/04/29	EUR	1,160	1,373,691
Firmenich Productions Participations SAS
1.750%, 04/30/30	EUR	1,190	1,342,187
First American Financial Corp.
4.000%, 05/15/30		13,900	13,450,344
Fiserv, Inc.
3.500%, 07/01/29		400	388,719
4.750%, 03/15/30		250	251,479
2.650%, 06/01/30		4,600	4,249,009
Flex Ltd.
3.750%, 02/01/26		31,223	31,223,000
Fortive Corp.
3.700%, 08/15/29	EUR	13,700	16,650,633
Fresenius Medical Care AG
1.250%, 11/29/29	EUR	933	1,039,330
1.500%, 05/29/30	EUR	2,019	2,244,493
Fresenius SE & Co. KGaA
5.000%, 11/28/29	EUR	3,700	4,695,448
GELF Bond Issuer I SA
1.125%, 07/18/29	EUR	8,718	9,656,778
General Electric Co.
1.500%, 05/17/29	EUR	670	764,530
General Electric Co., TSFR3M + 0.642%, FRN
(r) 4.542%, 05/05/26		12,605	12,618,111
General Mills, Inc.
3.650%, 10/23/30	EUR	600	729,521
General Motors Co.
5.400%, 10/15/29		320	331,659
General Motors Financial Co., Inc.
5.800%, 06/23/28		800	828,801
# 5.550%, 07/15/29		260	269,901
4.900%, 10/06/29		130	132,093
4.000%, 07/10/30	EUR	12,380	15,206,720
4.600%, 01/08/31		500	500,159
General Motors Financial Co., Inc., SOFR + 1.050%, FRN
(r) 4.716%, 07/15/27		440	440,939

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	General Motors Financial Co., Inc., SOFR + 1.170%, FRN
#(r)	4.845%, 04/04/28		1,700	$1,705,329
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.159%, 05/08/27		14,200	14,295,402
	Genuine Parts Co.
	4.950%, 08/15/29		500	508,110
	Georgia Power Co.
	2.650%, 09/15/29		400	381,180
	Georgia-Pacific LLC
	7.750%, 11/15/29		500	564,329
	Gilead Sciences, Inc.
	4.800%, 11/15/29		400	410,899
	GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	392,646
	1.375%, 09/12/29	EUR	720	815,541
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	4,920	5,494,710
	Glencore Funding LLC
Ω	1.625%, 04/27/26		5,399	5,367,518
	Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.735%, 04/04/27		8,404	8,443,923
	Global Payments, Inc.
	1.200%, 03/01/26		150	149,667
	3.200%, 08/15/29		5,465	5,224,225
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	4,527	5,140,404
	Grand City Properties SA
	4.375%, 01/09/30	EUR	3,300	4,069,722
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	11,164	13,415,808
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	1,000	1,213,620
	HCA, Inc.
	3.375%, 03/15/29		5,608	5,480,765
	5.250%, 03/01/30		2,900	2,993,677
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.612%, 03/01/28		13,500	13,554,118
	Healthcare Realty Holdings LP
	3.100%, 02/15/30		13,900	13,181,813
	2.400%, 03/15/30		1,600	1,463,139
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	9,576	11,382,121
	HF Sinclair Corp.
	5.750%, 01/15/31		4,500	4,664,857
			Face Amount^	Value†
			(000)

	Highmark, Inc.
Ω	1.450%, 05/10/26		1,700	$1,685,137
	Highwoods Realty LP
	4.200%, 04/15/29		9,427	9,292,237
	3.050%, 02/15/30		600	560,604
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,080	5,066,324
	Home Depot, Inc.
	2.950%, 06/15/29		800	775,878
	4.750%, 06/25/29		800	820,283
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	870	1,050,916
	HP, Inc.
	4.000%, 04/15/29		400	395,972
	HSBC Holdings PLC
	4.300%, 03/08/26		10,000	10,004,306
	HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.689%, 06/03/28		7,500	7,559,494
	Humana, Inc.
	3.700%, 03/23/29		500	489,642
	Hyatt Hotels Corp.
	5.250%, 06/30/29		5,100	5,258,229
	ICADE
	1.000%, 01/19/30	EUR	1,000	1,086,794
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	1,610	1,934,963
	IHG Finance LLC
	3.375%, 09/10/30	EUR	9,300	11,107,122
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,100	1,264,944
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	2,300	2,724,869
	Intel Corp.
	4.875%, 02/10/26		19,393	19,394,163
	2.450%, 11/15/29		3,400	3,184,574
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.860%, 09/16/26		33,290	33,291,310
	Inter-American Development Bank, SOFR + 0.270%, FRN
(r)	3.953%, 03/20/28		11,000	10,994,359
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.946%, 04/12/27		1,062	1,062,769
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.030%, 10/04/27		60,800	60,890,159
(r)	4.030%, 10/05/28		40,300	40,331,732

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	4.036%, 08/01/29		17,000	$17,003,159
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	3.963%, 06/15/27		19,000	19,010,015
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.052%, 02/23/27		29,500	29,540,415
	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.036%, 01/12/27		16,000	16,017,817
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.220%, 08/19/27		61,638	61,910,440
	International Business Machines Corp.
	4.500%, 02/06/26		1,168	1,168,004
	3.300%, 05/15/26		700	699,042
	2.900%, 02/10/30	EUR	10,166	12,079,483
	International Finance Corp., SOFR + 0.280%, FRN
(r)	3.970%, 03/16/26		3,810	3,810,343
	International Finance Corp., SOFR + 0.310%, FRN
(r)	4.070%, 08/28/28		27,520	27,523,342
	International Finance Corp., SOFR + 0.360%, FRN
(r)	4.121%, 08/28/29		8,090	8,085,893
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	10,120	13,046,383
	4.875%, 05/19/30	EUR	4,000	5,105,959
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,416,459
	0.875%, 04/24/30	EUR	2,740	2,980,539
	Jabil, Inc.
	3.600%, 01/15/30		570	551,851
	Japan Government Five Year Bonds
Δ	0.005%, 09/20/26	JPY	2,420,000	15,554,708
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	1,280,000	8,258,796
		Face Amount^	Value†
		(000)

JCDecaux SE
1.625%, 02/07/30	EUR	6,500	$7,309,455
JDE Peet's NV
4.125%, 01/23/30	EUR	3,850	4,741,577
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	8,700	10,625,924
4.150%, 01/23/30		500	493,492
John Deere Bank SA
3.300%, 10/15/29	EUR	2,000	2,420,410
John Deere Capital Corp., SOFR + 0.440%, FRN
(r) 4.159%, 03/06/26		4,600	4,601,357
John Deere Capital Corp., SOFR + 0.570%, FRN
(r) 4.317%, 03/03/26		2,100	2,100,765
John Deere Capital Corp., SOFR + 0.680%, FRN
(r) 4.345%, 07/15/27		1,650	1,661,057
John Deere Capital Corp., SOFR + 0.790%, FRN
(r) 4.508%, 06/08/26		33,997	34,059,632
Johnson Controls International PLC
3.900%, 02/14/26		3,700	3,700,041
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r) 4.286%, 04/29/26		2,100	2,102,147
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 4.706%, 12/08/26		7,700	7,740,902
JT International Financial Services BV
1.000%, 11/26/29	EUR	1,600	1,769,953
KBC Group NV
0.750%, 01/24/30	EUR	1,200	1,313,449
Kellanova
# 3.250%, 04/01/26		8,293	8,285,561
Kemper Corp.
2.400%, 09/30/30		4,600	4,113,969
Kering SA
3.125%, 11/27/29	EUR	4,400	5,250,065
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 4.564%, 03/15/27		15,443	15,468,404
KeyCorp
4.100%, 04/30/28		400	400,651
2.550%, 10/01/29		2,120	2,007,402
Kinder Morgan, Inc.
5.100%, 08/01/29		292	300,770
Klepierre SA
2.000%, 05/12/29	EUR	1,700	1,967,507
Knorr-Bremse AG
3.000%, 09/30/29	EUR	3,100	3,710,068

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.147%, 03/03/28		34,000	$34,102,911
Kommunalbanken AS, SOFR + 0.410%, FRN
(r)	4.080%, 04/09/29		20,000	20,054,407
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	4.687%, 06/17/26		41,500	41,630,871
(r)	4.687%, 06/17/26		5,200	5,216,398
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	3,500	4,188,393
Kraft Heinz Foods Co.
	3.000%, 06/01/26		500	498,381
Kroger Co.
	3.500%, 02/01/26		765	765,000
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	4.665%, 07/15/26		8,900	8,931,684
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,900	7,341,674
	3.500%, 06/13/30	EUR	1,900	2,303,140
Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	36,311
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26		2,069	2,070,775
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	9,016	10,816,300
Lazard Group LLC
	4.500%, 09/19/28		400	402,779
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	14,080	16,916,405
LSEG Finance PLC
Ω	1.375%, 04/06/26		5,600	5,575,587
LYB International Finance III LLC
#	5.125%, 01/15/31		1,820	1,829,481
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)Ω	4.136%, 02/03/28		2,600	2,601,492
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.422%, 06/12/28		3,959	3,980,164
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.588%, 07/02/27		7,130	7,181,407
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	4.902%, 12/07/26		1,020	1,027,747
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	7,200	9,088,907
Marathon Petroleum Corp.
	5.150%, 03/01/30		6,100	6,279,739
			Face Amount^	Value†
			(000)

Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.124%, 03/15/28		4,140	$4,148,509
McDonald's Corp.
	4.000%, 03/07/30	EUR	2,400	2,967,096
Medtronic, Inc.
	3.650%, 10/15/29	EUR	13,000	15,888,694
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
#(r)Ω	4.297%, 07/31/26		2,500	2,504,894
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,361,712
	0.797%, 04/15/30	EUR	17,850	19,369,767
	4.608%, 08/28/30	EUR	700	886,343
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	240	264,903
Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,204,100
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.831%, 10/30/26		1,440	1,450,459
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	3,000	3,644,034
	4.000%, 01/17/30	EUR	22,300	27,391,359
MPLX LP
	1.750%, 03/01/26		11,990	11,967,978
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	11,430	12,522,019
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	4.634%, 05/12/28	AUD	15,340	10,786,910
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.183%, 12/13/28		10,200	10,206,161
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27		5,776	5,802,289
National Australia Bank Ltd., SOFR + 0.650%, FRN
#(r)Ω	4.329%, 06/13/28		3,600	3,618,766
National Australia Bank Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 01/13/31		25,490	25,587,754
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	4.447%, 01/14/30		4,017	4,046,514
National Bank of Canada
	3.750%, 05/02/29	EUR	6,100	7,453,874

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	National Gas Transmission PLC
	4.250%, 04/05/30	EUR	750	$928,606
	National Grid North America, Inc.
	3.247%, 11/25/29	EUR	10,208	12,241,177
	3.150%, 06/03/30	EUR	5,480	6,518,786
	National Grid PLC
	0.553%, 09/18/29	EUR	8,300	9,062,965
	National Rural Utilities Cooperative Finance Corp.
	5.150%, 06/15/29		472	487,310
	National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	4.619%, 02/05/27		16,700	16,774,943
	National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.504%, 09/16/27		7,900	7,951,134
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.337%, 05/20/27		2,000	2,009,460
	Nationwide Building Society
	1.500%, 10/13/26		782	769,224
	3.250%, 09/05/29	EUR	3,000	3,610,573
	3.000%, 03/03/30	EUR	5,000	5,947,604
	Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	1,600	1,909,255
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	21,908	26,221,132
	NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	6,166,448
	Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,537,926
	Neste OYJ
	3.750%, 03/20/30	EUR	13,000	15,777,274
	Netflix, Inc.
	3.875%, 11/15/29	EUR	2,000	2,454,086
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	229,850	141,827,564
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	3,000	1,683,737
	4.500%, 05/15/30	NZD	11,100	6,802,844
	NextEra Energy Capital Holdings, Inc.
	2.750%, 11/01/29		51	48,611
			Face Amount^	Value†
			(000)

	Nomura Holdings, Inc.
	1.653%, 07/14/26		13,898	$13,754,198
	3.459%, 05/28/30	EUR	7,912	9,531,860
	2.679%, 07/16/30		250	231,590
	Nordea Bank Abp
	2.500%, 05/23/29	EUR	300	354,101
	2.750%, 05/02/30	EUR	5,000	5,913,249
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.422%, 03/19/27		13,438	13,488,678
	Nordea Bank Abp, SOFR + 0.830%, FRN
(r)	4.575%, 08/28/30		10,000	10,046,455
	Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	4.813%, 05/12/26		11,000	11,024,807
	Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.192%, 09/15/26	AUD	7,000	4,877,279
	Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.339%, 11/05/28		4,000	4,021,374
	NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,880,910
	NTT Finance Corp.
Ω	1.162%, 04/03/26		18,374	18,282,728
	1.162%, 04/03/26		6,500	6,467,711
	0.342%, 03/03/30	EUR	5,700	6,105,906
	NTT Finance Corp., SOFR + 1.080%, FRN
(r)Ω	4.738%, 07/16/28		3,000	3,030,337
	NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	4.968%, 07/16/30		17,228	17,521,426
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	7,735	9,452,794
	3.375%, 01/10/30	EUR	10,055	12,064,089
	3.625%, 07/24/30	EUR	5,400	6,525,250
	Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		5,600	5,694,083
	OMERS Finance Trust
	1.100%, 03/26/26		14,250	14,190,088
	ONEOK, Inc.
	4.400%, 10/15/29		366	366,951
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	8,860	9,644,730
	Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,760	1,953,139
	Oracle Corp., SOFR + 0.760%, FRN
(r)	4.602%, 08/03/28		5,622	5,528,843
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	13,280	14,651,164
	ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,639,406
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,735,852

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		31,500	$31,233,546
Ω	5.250%, 07/01/29		200	205,597
Ω	4.550%, 01/15/31		500	499,011
	PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.194%, 02/13/26		6,383	6,383,651
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,600	1,721,034
	1.750%, 04/08/30	EUR	1,800	2,037,528
	Pfizer, Inc., SOFR + 0.500%, FRN
(r)	4.271%, 11/15/27		5,250	5,270,862
	Philip Morris International, Inc.
	4.875%, 02/13/29		500	511,892
	Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.513%, 04/28/28		10,000	10,061,510
	Phillips 66
	2.150%, 12/15/30		500	451,038
	Phillips 66 Co.
	3.150%, 12/15/29		300	288,856
	Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		400	389,624
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	6,300	6,847,522
	1.375%, 09/17/30	EUR	2,000	2,159,609
	Principal Financial Group, Inc.
	3.700%, 05/15/29		200	197,228
	Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	1,398	1,711,785
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	620	749,298
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.366%, 04/16/27		13,400	13,446,226
	Radian Group, Inc.
	6.200%, 05/15/29		5,130	5,386,827
	RCI Banque SA
	3.375%, 07/26/29	EUR	12,005	14,430,946
	4.875%, 10/02/29	EUR	15,640	19,683,645
	Realty Income Corp.
	1.875%, 01/14/27	GBP	2,000	2,677,045
	4.700%, 12/15/28		400	407,450
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	8,401	10,246,161
			Face Amount^	Value†
			(000)

	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	$198,337
	Republic of Italy Government International Bonds
	1.250%, 02/17/26		31,361	31,321,642
	Revvity, Inc.
	3.300%, 09/15/29		520	502,104
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	440	494,699
	Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
#(r)	4.524%, 03/14/28		3,400	3,427,769
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26		10,410	10,460,117
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	3,700	2,709,765
	Royal Bank of Canada
	2.125%, 04/26/29	EUR	890	1,035,595
	Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	4.237%, 04/27/26		8,500	8,509,035
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	4.616%, 01/19/27		3,700	3,722,917
	Royalty Pharma PLC
	5.150%, 09/02/29		5,400	5,561,747
	RTX Corp.
	2.150%, 05/18/30	EUR	6,817	7,816,821
	Ryder System, Inc.
	4.300%, 06/15/27		283	283,977
	4.950%, 09/01/29		200	204,515
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	2,000	2,401,132
	4.220%, 04/17/30	EUR	11,500	14,300,054
	Sanofi SA, SOFR + 0.540%, FRN
(r)	4.382%, 11/03/28		6,700	6,737,021
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	12,900	15,542,362
	SBAB Bank AB
	3.250%, 02/06/30	EUR	4,400	5,306,038
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	12,577	15,383,292
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,900,275
	Sempra
	5.400%, 08/01/26		280	281,625
	Shell Finance U.S., Inc., SOFR + 0.780%, FRN
(r)	4.594%, 11/06/30		52,000	52,247,520

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Sika Capital BV
	3.750%, 05/03/30	EUR	2,070	$2,531,235
	Simon Property Group LP
	2.450%, 09/13/29		400	378,404
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	4,008,398
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	1,030	1,124,400
	Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	4.599%, 03/05/27		10,000	10,056,715
	Snam SpA
	4.000%, 11/27/29	EUR	9,696	11,943,833
	Societe Generale SA
Ω	4.000%, 01/12/27		4,000	3,997,782
	1.750%, 03/22/29	EUR	1,500	1,718,148
	0.875%, 09/24/29	EUR	4,100	4,514,804
	1.250%, 06/12/30	EUR	4,000	4,398,239
	Southwestern Electric Power Co.
	1.650%, 03/15/26		27,460	27,385,866
	SSE PLC
	2.875%, 08/01/29	EUR	800	950,546
	State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27		5,320	5,346,044
	State Street Corp., SOFR + 0.845%, FRN
(r)	4.664%, 08/03/26		18,500	18,546,302
	Statnett SF
	1.250%, 04/26/30	EUR	5,200	5,766,218
	Stedin Holding NV
	0.500%, 11/14/29	EUR	2,950	3,217,335
	2.375%, 06/03/30	EUR	3,500	4,059,001
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	3,680	4,526,692
	Stryker Corp.
	3.500%, 03/15/26		2,600	2,598,733
	Suez SACA
	2.375%, 05/24/30	EUR	10,900	12,559,152
	Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	5,560	6,087,624
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.050%, FRN
(r)	4.708%, 04/15/30		2,500	2,515,450
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	4.832%, 07/09/29		2,300	2,327,558
	Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	4.958%, 07/13/26		890	894,031
			Face Amount^	Value†
			(000)

Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%, FRN
(r)Ω	4.452%, 09/11/28		2,550	$2,559,563
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	4.830%, 03/09/26		10,000	10,009,100
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	4.839%, 09/14/26		6,000	6,029,421
Svensk Exportkredit AB, SOFR + 0.370%, FRN
(r)	4.152%, 11/21/29		30,000	30,058,741
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26		28,980	29,098,096
(r)	4.849%, 05/05/27		28,500	28,764,688
Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	900	1,025,391
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	4.934%, 06/15/26		22,350	22,439,244
(r)	4.934%, 06/15/26		13,000	13,051,909
Swedbank AB
	2.875%, 04/30/29	EUR	3,300	3,924,141
	3.250%, 09/24/29	EUR	3,140	3,773,313
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	2,600	3,116,985
Synchrony Financial
	5.150%, 03/19/29		5,300	5,380,185
Tele2 AB
	3.750%, 11/22/29	EUR	2,232	2,713,395
Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	200	217,119
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	549,308
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		8,920	8,926,202
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	4,590	5,785,124
Terega SA
	0.875%, 09/17/30	EUR	2,700	2,884,363
Terna - Rete Elettrica Nazionale
	1.000%, 10/11/28	EUR	770	875,404
T-Mobile USA, Inc.
	1.500%, 02/15/26		3,461	3,457,085
	4.200%, 10/01/29		156	156,444
Toronto-Dominion Bank
	1.200%, 06/03/26		31,440	31,164,339

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	4.284%, 09/10/26		3,995	$4,003,909
	Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	4.405%, 04/05/27		9,000	9,038,680
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	4.746%, 07/17/26		7,205	7,232,307
	Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	9,800	11,842,778
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	407,945
	4.950%, 01/09/30		400	411,998
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	4.332%, 03/19/27		11,400	11,448,133
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	4.672%, 05/18/26		14,372	14,402,906
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	10,400	12,606,684
	UBS AG
	0.010%, 03/31/26	EUR	5,320	6,286,645
	UBS Group AG
	4.125%, 04/15/26		4,000	4,002,389
Ω	4.125%, 04/15/26		4,590	4,592,741
	4.550%, 04/17/26		1,638	1,640,577
	Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	1,000	1,209,969
	1.375%, 04/15/30	EUR	2,913	3,232,496
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	154,718
	4.250%, 01/15/29		250	251,663
	2.875%, 08/15/29		400	384,467
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.166%, 07/15/26		5,172	5,180,210
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		8,318	8,310,086
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,403,500
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	5,400	6,165,463
	Verizon Communications, Inc.
	3.875%, 02/08/29		500	498,361
	0.375%, 03/22/29	EUR	1,000	1,101,862
	1.875%, 10/26/29	EUR	3,782	4,333,986
	Videotron Ltd.
	4.650%, 07/15/29	CAD	3,500	2,674,564
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	4,300	4,625,405
			Face Amount^	Value†
			(000)

	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	2,600	$3,146,278
	Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		4,400	4,468,752
	4.950%, 08/15/29		5,000	5,078,128
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	960,577
	3.125%, 08/26/29	EUR	4,220	5,056,075
	Vonovia SE
	1.000%, 07/09/30	EUR	2,400	2,607,804
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27		5,600	5,624,696
	Waste Management, Inc.
	2.000%, 06/01/29		400	375,292
	WEA Finance LLC
Ω	4.125%, 09/20/28		1,700	1,687,775
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	380	410,481
	Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	4.870%, 08/07/26		1,310	1,314,755
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26		8,360	8,414,531
	Werfen SA
	4.250%, 05/03/30	EUR	6,500	8,008,311
	Western Union Co.
	1.350%, 03/15/26		55,086	54,901,426
	Westlake Corp.
	1.625%, 07/17/29	EUR	4,169	4,720,351
	Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	4.395%, 08/10/26	AUD	9,700	6,769,120
	Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r)	4.658%, 09/19/28	AUD	7,300	5,131,191
	Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r)	4.633%, 02/16/28	AUD	39,300	27,636,945
	Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r)	4.871%, 11/11/27	AUD	12,300	8,674,741
	Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	4.488%, 07/01/30		5,794	5,850,468
	Williams Cos., Inc.
	5.400%, 03/02/26		900	901,263
	4.800%, 11/15/29		260	265,150

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Wisconsin Power & Light Co.
3.000%, 07/01/29		2,795	$2,700,124
Woodside Finance Ltd.
5.400%, 05/19/30		4,749	4,886,684
WP Carey, Inc.
3.850%, 07/15/29		5,900	5,838,788
WPC Eurobond BV
0.950%, 06/01/30	EUR	18,688	20,253,372
WPP Finance 2013
3.625%, 09/12/29	EUR	5,924	7,103,388
TOTAL BONDS			4,468,932,859
U.S. TREASURY OBLIGATIONS — (0.5%)
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.773%, 04/30/27		10,000	10,012,537
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.803%, 10/31/27		18,500	18,531,365
TOTAL U.S. TREASURY OBLIGATIONS			28,543,902

COMMERCIAL PAPER — (19.1%)
AES Corp.
Ω	4.163%, 03/04/26	13,000	12,950,391
Amcor Flexibles North America, Inc.
Ω	3.875%, 02/11/26	15,000	14,980,431
Avangrid, Inc.
Ω	3.864%, 03/26/26	7,500	7,456,134
Becton Dickinson & Co.
Ω	3.813%, 02/09/26	4,000	3,995,787
BNG Bank NV
Ω	3.731%, 04/30/26	10,000	9,908,375
Caisse des Depots et Consignations
Ω	4.069%, 02/10/26	22,500	22,474,858
Ω	4.003%, 02/06/26	14,000	13,990,064
Charles Schwab Corp.
Ω	3.946%, 06/12/26	12,000	11,835,967
Chevron Phillips Chemical Co. LLC
Ω	3.980%, 02/18/26	15,800	15,768,305
Ω	3.972%, 03/17/26	6,000	5,970,637
Cisco Systems, Inc.
Ω	3.742%, 06/12/26	10,000	9,866,901
DNB Bank ASA
Ω	3.798%, 07/14/26	15,000	14,748,519
Duke Energy Corp.
Ω	3.867%, 02/10/26	1,500	1,498,301
Enbridge U.S., Inc.
Ω	3.866%, 02/09/26	10,000	9,989,467
		Face Amount^	Value†
		(000)
Enel Finance America LLC
Ω	4.201%, 02/06/26	10,000	$9,992,592
Ω	4.187%, 03/06/26	2,150	2,141,970
Ω	3.936%, 03/27/26	12,750	12,673,959
ERAC USA Finance LLC
Ω	3.882%, 02/12/26	23,250	23,217,499
ERP Operating LP
Ω	3.970%, 02/17/26	16,380	16,348,690
European Investment Bank
	3.924%, 02/17/26	40,000	39,926,816
General Motors Financial Co., Inc.
Ω	4.281%, 05/13/26	6,000	5,931,871
Glencore Funding LLC
Ω	3.945%, 02/27/26	1,750	1,744,654
Harley-Davidson Financial Services, Inc.
Ω	4.355%, 03/03/26	15,250	15,195,579
Ω	4.408%, 03/03/26	3,000	2,989,294
HCA, Inc.
Ω	4.202%, 02/05/26	8,500	8,494,254
Honeywell International, Inc.
Ω	4.019%, 03/20/26	10,000	9,948,672
Ω	3.800%, 04/16/26	1,500	1,488,136
ITC Holdings Corp.
Ω	4.223%, 02/24/26	6,000	5,983,975
Kreditanstalt fuer Wiederaufbau
Ω	3.745%, 04/23/26	25,000	24,790,597
Ω	3.769%, 07/27/26	20,000	19,644,000
Lseg U.S. Fin Corp.
	4.022%, 03/11/26	8,000	7,965,837
	3.984%, 03/19/26	40,000	39,795,092
	3.899%, 04/21/26	1,800	1,784,531
Macquarie Group Ltd.
	4.180%, 02/12/26	15,000	14,979,397
	0.100%, 02/23/26	12,000	11,969,255
	4.158%, 03/23/26	6,000	5,966,437
McCormick & Co., Inc.
Ω	3.882%, 02/27/26	5,000	4,985,010
NextEra Energy Capital Holdings, Inc.
Ω	3.907%, 03/03/26	1,587	1,581,552
Ω	3.855%, 03/06/26	5,000	4,981,212
Nordea Bank Abp
Ω	3.780%, 07/27/26	20,000	19,635,818
NRW Bank
Ω	3.741%, 04/30/26	30,000	29,727,750
Oesterreichische Kontrollbank AG
	3.830%, 03/30/26	7,000	6,957,553
Parker-Hannifin Corp.
Ω	3.959%, 03/09/26	12,000	11,951,326
Ω	3.979%, 03/10/26	6,500	6,472,939
Ω	3.824%, 03/26/26	24,000	23,859,384
Ω	3.813%, 03/27/26	7,000	6,969,783

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Philip Morris International, Inc.
Ω	3.797%, 03/13/26	19,000	$18,917,983
Procter & Gamble Co.
Ω	3.703%, 04/22/26	5,500	5,454,754
Province of Alberta
Ω	3.882%, 02/19/26	50,000	49,898,770
Ω	3.907%, 03/02/26	35,000	34,890,544
Ω	3.857%, 04/15/26	13,000	12,901,213
Ω	3.754%, 03/23/26	30,000	29,841,516
Ω	3.807%, 04/20/26	20,000	19,838,074
Ω	3.786%, 05/21/26	20,000	19,776,920
Province of Ontario
	4.017%, 02/06/26	42,000	41,970,192
	3.765%, 04/21/26	20,000	19,836,088
Province of Quebec
Ω	3.760%, 02/24/26	11,000	10,972,203
PSP Capital, Inc.
Ω	4.027%, 02/04/26	35,000	34,982,272
Ω	3.912%, 03/11/26	43,000	42,824,814
Ω	3.734%, 04/28/26	5,575	5,525,050
Royal Bank of Canada
Ω	3.800%, 07/23/26	30,000	29,473,071
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	13,000	12,769,572
Swedbank AB
Ω	3.789%, 07/22/26	1,000	982,318
Telstra Group Ltd.
Ω	4.128%, 02/26/26	22,000	21,938,321
		Face Amount^	Value†
		(000)
Ω	4.045%, 03/18/26	11,000	$10,945,792
Ω	3.785%, 03/10/26	500	497,968
TELUS Corp.
Ω	4.312%, 04/01/26	3,500	3,475,387
TotalEnergies Capital SA
Ω	3.782%, 03/27/26	3,750	3,728,300
United Overseas Bank Ltd.
Ω	3.899%, 02/12/26	40,000	39,946,984
Ω	4.037%, 02/20/26	10,000	9,978,508
VW Credit, Inc.
Ω	4.259%, 03/03/26	1,500	1,494,851
Ω	4.236%, 05/21/26	8,750	8,645,820
Walt Disney Co.
Ω	4.041%, 03/12/26	20,000	19,916,610
TOTAL COMMERCIAL PAPER (Cost $1,067,073,896)			1,066,953,466
TOTAL INVESTMENT SECURITIES (Cost $5,492,978,633)			5,582,870,883

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,295,576	14,985,932
TOTAL INVESTMENTS — (100.0%)
(Cost $5,507,964,565)^^			$5,597,856,815
As of January 31, 2026, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	22,167	USD	29,758	Citibank, N.A.	02/17/26	$574
AUD	9,292,807	USD	6,185,762	Australia and New Zealand Bank	03/13/26	284,737
USD	40,503,911	EUR	33,791,838	Bank of New York Mellon	04/07/26	329,823
USD	120,143,100	EUR	99,889,587	State Street Bank and Trust	04/30/26	1,260,479
Total Appreciation						$1,875,613
EUR	33,791,838	USD	40,382,260	Bank of New York Mellon	02/02/26	$(327,120)
USD	39,805,910	EUR	33,791,838	Societe Generale	02/02/26	(249,230)
USD	117,849,533	EUR	100,100,333	Royal Bank of Canada	02/04/26	(809,899)
USD	125,213,408	EUR	107,023,318	Royal Bank of Canada	02/06/26	(1,664,428)
USD	43,138,795	AUD	64,069,832	Australia and New Zealand Bank	02/09/26	(1,475,808)
USD	1,624,873	NZD	2,840,585	Bank of America Corp.	02/09/26	(85,827)
USD	9,670,777	NZD	16,578,026	Citibank, N.A.	02/09/26	(313,096)
USD	4,164,022	NZD	7,159,069	Goldman Sachs Capital Markets L.P.	02/09/26	(147,422)
USD	13,670,567	JPY	2,131,826,667	Societe Generale	02/09/26	(111,478)
USD	127,256,042	EUR	108,732,392	Societe Generale	02/09/26	(1,666,010)
USD	26,307,146	NZD	45,609,589	Australia and New Zealand Bank	02/10/26	(1,161,589)
USD	128,623,810	EUR	110,028,009	Citibank, N.A.	02/11/26	(1,846,704)

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,936,661	GBP	1,439,973	Citibank, N.A.	02/17/26	$(33,692)
USD	62,240,722	NZD	108,210,709	Australia and New Zealand Bank	02/19/26	(2,951,771)
USD	37,161,093	AUD	54,958,731	Citibank, N.A.	02/23/26	(1,108,175)
AUD	42,755,861	USD	29,792,335	Royal Bank of Canada	02/23/26	(20,259)
USD	721,657	GBP	537,302	Citibank, N.A.	02/25/26	(13,542)
USD	5,817,030	NZD	9,938,103	Citibank, N.A.	02/27/26	(172,043)
USD	17,397,378	NZD	29,966,614	Australia and New Zealand Bank	03/02/26	(663,636)
USD	3,723,171	CAD	5,128,382	Citibank, N.A.	03/10/26	(48,882)
USD	59,849,080	AUD	89,897,633	UBS AG	03/13/26	(2,745,840)
USD	137,458,608	EUR	117,697,745	Bank of New York Mellon	03/17/26	(2,330,649)
USD	9,810,406	JPY	1,548,311,626	UBS AG	03/17/26	(230,249)
USD	26,736,258	NZD	46,278,873	Australia and New Zealand Bank	03/23/26	(1,177,799)
USD	127,008,889	EUR	108,843,702	Royal Bank of Canada	03/23/26	(2,300,887)
USD	117,816,598	EUR	101,093,855	Bank of New York Mellon	03/24/26	(2,291,756)
USD	129,391,067	EUR	110,068,442	Bank of New York Mellon	03/25/26	(1,386,026)
USD	128,564,048	EUR	109,540,285	Citibank, N.A.	03/27/26	(1,597,750)
USD	1,553,137	CAD	2,140,816	Citibank, N.A.	03/27/26	(22,619)
USD	89,095	CAD	122,341	Citibank, N.A.	03/30/26	(966)
USD	118,597,326	EUR	100,742,655	Societe Generale	04/02/26	(1,144,402)
Total (Depreciation)						$(30,099,554)
Total Appreciation (Depreciation)						$(28,223,941)
As of January 31, 2026, the value of Rule 144A securities amounted to $1,542,019,913 or 26.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$18,440,656	—	$18,440,656
Bonds	—	4,468,932,859	—	4,468,932,859
U.S. Treasury Obligations	—	28,543,902	—	28,543,902
Commercial Paper	—	1,066,953,466	—	1,066,953,466
Securities Lending Collateral	—	14,985,932	—	14,985,932
Total Investments in Securities	—	$5,597,856,815	—	$5,597,856,815
Financial Instruments
Assets
Forward Currency Contracts**	—	1,875,613	—	1,875,613
Liabilities
Forward Currency Contracts**	—	(30,099,554)	—	(30,099,554)
Total Financial Instruments	—	$(28,223,941)	—	$(28,223,941)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (95.8%)
	3M Co.
	1.750%, 05/15/30	EUR	1,000	$1,128,440
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,454	3,745,008
	Abbott Laboratories
	5.300%, 05/27/40		4,000	4,105,414
	4.750%, 04/15/43		5,000	4,679,950
	AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,670,155
	4.400%, 11/06/42		7,200	6,404,376
	5.350%, 03/15/44		400	395,625
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	3,500	4,150,547
	ABN AMRO Bank NV
	2.750%, 06/04/29	EUR	700	833,994
	3.125%, 01/21/30	EUR	9,000	10,840,836
	Accenture Capital, Inc.
	4.500%, 10/04/34		3,000	2,950,485
	AEP Texas, Inc.
	5.700%, 05/15/34		400	417,176
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,601,457
	3.850%, 10/29/41		2,800	2,288,303
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	100	117,871
	Aetna, Inc.
	6.750%, 12/15/37		1,000	1,099,706
	Affiliated Managers Group, Inc.
	5.500%, 08/20/34		2,800	2,856,620
	Aflac, Inc.
	6.450%, 08/15/40		2,300	2,530,172
	AGCO Corp.
	5.800%, 03/21/34		4,660	4,868,754
	Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	14,400	17,105,989
	0.500%, 05/25/30	EUR	800	859,146
	Aker BP ASA
Ω	6.000%, 06/13/33		10,000	10,473,384
	Alabama Power Co.
	5.500%, 03/15/41		1,500	1,492,051
	3.850%, 12/01/42		650	533,069
	Albemarle Corp.
	5.450%, 12/01/44		3,000	2,742,073
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,510,498
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	600	683,715
			Face Amount^	Value†
			(000)
	Allstate Corp.
	5.350%, 06/01/33		1,900	$1,969,587
	4.500%, 06/15/43		4,470	3,889,529
	Ally Financial, Inc.
	8.000%, 11/01/31		3,849	4,364,375
	Alphabet, Inc.
	1.900%, 08/15/40		14,850	9,995,257
	5.350%, 11/15/45		5,300	5,228,761
	Altria Group, Inc.
	2.450%, 02/04/32		6,600	5,840,949
	4.500%, 05/02/43		900	768,029
	Amazon.com, Inc.
	4.650%, 11/20/35		5,000	4,950,877
	3.875%, 08/22/37		5,000	4,535,111
	2.875%, 05/12/41		10,200	7,691,277
	American Electric Power Co., Inc.
	5.625%, 03/01/33		400	418,752
	American Express Co.
	8.150%, 03/19/38		2,000	2,537,542
	4.050%, 12/03/42		5,000	4,290,579
	American Honda Finance Corp.
	3.300%, 03/21/29	EUR	12,400	14,917,511
	American Tower Corp.
	5.650%, 03/15/33		400	420,726
	5.550%, 07/15/33		400	417,862
	American Water Capital Corp.
	4.300%, 12/01/42		3,176	2,766,048
	Amgen, Inc.
	4.950%, 10/01/41		1,200	1,128,482
	5.600%, 03/02/43		1,000	1,007,466
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,838,259
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,400	1,553,926
	Appalachian Power Co.
	5.650%, 04/01/34		400	417,002
	7.000%, 04/01/38		5,200	5,890,791
	Apple, Inc.
	2.375%, 02/08/41		11,000	7,875,434
	3.850%, 05/04/43		5,500	4,631,561
	3.450%, 02/09/45		1,000	775,699
	4.375%, 05/13/45		1,000	887,282
	ArcelorMittal SA
	6.800%, 11/29/32		5,000	5,600,189
	Arizona Public Service Co.
	2.200%, 12/15/31		6,500	5,716,563
	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	5,207,216
	Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		4,600	4,768,794

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Ω	5.950%, 10/15/33		2,500	$2,636,061
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,329,400
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,915,853
	4.900%, 08/15/37		2,000	1,943,759
	4.850%, 03/01/39		1,400	1,324,776
	4.350%, 06/15/45		500	411,910
	Athene Holding Ltd.
	5.875%, 01/15/34		6,400	6,644,781
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	300	364,112
	AutoNation, Inc.
	2.400%, 08/01/31		3,000	2,654,015
	AutoZone, Inc.
	5.200%, 08/01/33		400	409,228
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,488,678
	5.500%, 06/01/32		400	407,896
	Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,962,400
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,852,684
	Banco BPM SpA
	3.375%, 01/21/30	EUR	510	613,261
	Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,785,968
	3.875%, 04/22/29	EUR	200	244,818
	6.938%, 11/07/33		800	912,075
	Bank of America Corp.
	5.875%, 02/07/42		3,236	3,436,776
	Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,433,022
	Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	6,070,366
	5.650%, 02/01/34		2,000	2,112,670
	Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	2,000	2,293,526
	4.375%, 05/02/30	EUR	2,900	3,606,781
	BAT Capital Corp.
	4.390%, 08/15/37		2,000	1,836,030
	7.079%, 08/02/43		400	449,042
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	700	803,944
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		500	507,460
Ω	4.400%, 07/15/44		500	404,771
	Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,874,981
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		6,000	6,455,221
	6.500%, 09/15/37		3,073	3,368,422
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,158,691
			Face Amount^	Value†
			(000)
	BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	$3,731,888
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,530,299
	6.000%, 01/15/35		770	816,502
	Blue Owl Finance LLC
	6.250%, 04/18/34		1,000	1,030,530
	BNG Bank NV
	0.100%, 01/15/30	EUR	800	863,785
	2.500%, 05/21/30	EUR	600	710,069
	BNP Paribas SA
	3.625%, 09/01/29	EUR	100	121,489
	Boardwalk Pipelines LP
	3.600%, 09/01/32		150	140,135
	5.625%, 08/01/34		5,000	5,217,093
	Boeing Co.
	6.125%, 02/15/33		2,835	3,063,298
	3.600%, 05/01/34		1,825	1,661,173
	Booz Allen Hamilton, Inc.
	5.950%, 08/04/33		2,000	2,081,994
	Boston Properties LP
	2.450%, 10/01/33		2,000	1,653,825
	5.750%, 01/15/35		400	409,353
	Bouygues SA
	0.500%, 02/11/30	EUR	700	759,354
	BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	3,054,751
	3.060%, 06/17/41		5,400	4,115,122
	Brighthouse Financial, Inc.
	5.625%, 05/15/30		3,235	3,291,302
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,484,000
	2.350%, 11/13/40		1,200	848,985
	3.550%, 03/15/42		4,000	3,214,613
	Broadcom, Inc.
	3.419%, 04/15/33		600	554,419
Ω	3.137%, 11/15/35		4,900	4,213,712
	Brookfield Finance, Inc.
	2.724%, 04/15/31		2,600	2,385,508
	5.675%, 01/15/35		3,000	3,099,790
	Brown & Brown, Inc.
	4.200%, 03/17/32		400	386,605
	Brunswick Corp.
	4.400%, 09/15/32		5,000	4,824,520
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	100	123,863
	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	8,800	9,695,925
	3.125%, 03/01/30	EUR	3,900	4,713,381
	2.875%, 05/25/30	EUR	9,700	11,609,050
	CaixaBank SA
	3.750%, 09/07/29	EUR	3,700	4,534,489
	Camden Property Trust
	4.900%, 01/15/34		5,000	5,046,363

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	2,550	$3,117,914
6.092%, 10/03/33		8,000	8,665,558
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,092,582
6.250%, 03/15/38		9,800	10,374,692
Capital One Financial Corp.
1.650%, 06/12/29	EUR	900	1,016,409
6.700%, 11/29/32		2,179	2,404,653
Cardinal Health, Inc.
4.600%, 03/15/43		400	351,669
Cargill, Inc.
3.875%, 04/24/30	EUR	100	122,916
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	300	358,182
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,585,709
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,100	3,480,236
CBRE Services, Inc.
5.950%, 08/15/34		787	837,576
Cenovus Energy, Inc.
6.750%, 11/15/39		500	548,472
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	8,246,723
5.850%, 01/15/41		3,000	3,116,683
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,709,346
4.950%, 06/01/43		4,000	3,610,031
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	100	110,285
Cigna Group
5.250%, 02/15/34		2,000	2,048,319
4.800%, 08/15/38		2,800	2,667,569
3.200%, 03/15/40		1,470	1,151,264
6.125%, 11/15/41		400	419,531
Cisco Systems, Inc.
5.900%, 02/15/39		3,100	3,334,662
5.500%, 01/15/40		10,500	10,866,410
Citigroup, Inc.
1.250%, 04/10/29	EUR	100	113,217
8.125%, 07/15/39		7,866	10,002,516
5.875%, 01/30/42		4,000	4,202,625
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	300	328,156
CNA Financial Corp.
5.500%, 06/15/33		2,000	2,074,339
5.125%, 02/15/34		2,400	2,414,167
Colgate-Palmolive Co.
0.300%, 11/10/29	EUR	500	547,716
Comcast Corp.
7.050%, 03/15/33		3,437	3,920,754
			Face Amount^	Value†
			(000)
	4.200%, 08/15/34		675	$642,875
	4.400%, 08/15/35		2,850	2,709,556
	3.900%, 03/01/38		3,800	3,297,228
Conagra Brands, Inc.
	5.300%, 11/01/38		8,100	7,649,908
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,490,037
	5.500%, 12/01/39		1,400	1,431,891
	5.700%, 06/15/40		294	305,117
	3.950%, 03/01/43		500	410,794
Constellation Energy Generation LLC
	5.800%, 03/01/33		400	424,549
	5.600%, 06/15/42		1,768	1,771,296
Continental AG
	3.500%, 10/01/29	EUR	1,154	1,394,337
Continental Resources, Inc.
	4.900%, 06/01/44		1,300	1,052,063
Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	2,800	3,454,759
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	761,967
	4.350%, 04/05/42		8,000	6,841,974
Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,526,421
Ω	4.700%, 12/15/42		1,000	799,814
Credit Agricole SA
	5.411%, 01/18/29	AUD	900	631,904
	1.750%, 03/05/29	EUR	500	574,704
	4.125%, 03/07/30	EUR	2,000	2,490,673
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	300	337,425
Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,376,381
CSX Corp.
	4.750%, 05/30/42		968	894,467
CVS Health Corp.
	4.780%, 03/25/38		8,800	8,259,771
	4.125%, 04/01/40		170	144,690
	5.300%, 12/05/43		400	370,993
	6.000%, 06/01/44		900	902,179
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	868,505
Ω	5.375%, 06/25/34		5,000	5,104,883
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	200	245,303
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,436,240
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,779,315
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	100	120,577

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Devon Energy Corp.
	5.600%, 07/15/41		2,600	$2,562,591
	4.750%, 05/15/42		8,400	7,377,154
	5.000%, 06/15/45		500	444,081
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,223,989
Dow Chemical Co.
	5.250%, 11/15/41		8,900	8,023,683
	4.375%, 11/15/42		500	399,159
	4.625%, 10/01/44		500	401,924
DSV Finance BV
	3.500%, 06/26/29	EUR	1,980	2,399,320
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,328,274
Duke Energy Corp.
	3.300%, 06/15/41		400	307,989
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	447,060
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,947,549
Eaton Capital ULC
	0.577%, 03/08/30	EUR	250	270,899
eBay, Inc.
	4.000%, 07/15/42		1,000	826,575
Elevance Health, Inc.
	5.950%, 12/15/34		1,200	1,275,942
	4.625%, 05/15/42		1,000	893,910
Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,000	1,155,679
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,000	1,198,554
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,577,103
Energy Transfer LP
	6.050%, 06/01/41		5,000	5,076,793
	6.500%, 02/01/42		2,000	2,115,770
	5.150%, 03/15/45		500	444,679
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,994,622
Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,304,021
	6.650%, 10/15/34		1,500	1,686,369
	5.950%, 02/01/41		2,049	2,141,983
	5.700%, 02/15/42		1,270	1,289,705
	4.850%, 08/15/42		400	370,470
	4.450%, 02/15/43		1,400	1,228,093
Equinor ASA
	3.625%, 04/06/40		5,151	4,359,829
Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,108,926
ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,875,717
			Face Amount^	Value†
			(000)
	ERG SpA
	4.125%, 07/03/30	EUR	2,700	$3,341,706
	ERP Operating LP
	4.650%, 09/15/34		5,400	5,332,748
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	300	324,740
	European Financial Stability Facility
	0.125%, 03/18/30	EUR	3,300	3,553,754
	2.625%, 05/07/30	EUR	4,700	5,598,809
	European Investment Bank
	2.375%, 05/15/30	EUR	2,100	2,484,599
	European Union
	2.875%, 10/05/29	EUR	5,500	6,626,302
	1.625%, 12/04/29	EUR	4,900	5,642,679
	Eversource Energy
	5.125%, 05/15/33		400	403,803
	Exelon Corp.
	5.625%, 06/15/35		400	417,299
	Export Development Canada
	2.750%, 01/22/30	EUR	242	289,438
	Exxon Mobil Corp.
	2.995%, 08/16/39		500	399,540
	4.227%, 03/19/40		6,000	5,478,138
	3.567%, 03/06/45		500	391,535
	Fairfax Financial Holdings Ltd.
	5.625%, 08/16/32		950	991,660
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,780	2,152,976
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,607,802
	5.100%, 01/15/44		3,000	2,794,401
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,493,044
	2.450%, 03/15/31		1,000	894,355
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		2,500	2,550,733
	3.100%, 03/01/41		1,000	738,314
	Fingrid OYJ
	2.750%, 12/04/29	EUR	140	165,790
	Finland Government Bonds
	2.500%, 04/15/30	EUR	500	593,854
Δ	0.000%, 09/15/30	EUR	2,800	2,958,040
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	100	112,789
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,635,923
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	1,000	1,103,399

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Flowserve Corp.
	2.800%, 01/15/32		9,600	$8,621,621
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,598,736
	Fortive Corp.
	3.700%, 08/15/29	EUR	511	621,056
	Fortune Brands Innovations, Inc.
	5.875%, 06/01/33		400	423,317
	Fox Corp.
	5.476%, 01/25/39		9,600	9,571,713
	Free & Hanseatic City of Hamburg
	0.010%, 06/03/30	EUR	297	315,550
	GATX Corp.
	3.500%, 06/01/32		1,050	980,985
	5.450%, 09/15/33		500	515,834
	Gecina SA
	1.625%, 03/14/30	EUR	500	564,126
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,732,625
	General Motors Co.
	5.000%, 04/01/35		1,350	1,329,283
	5.150%, 04/01/38		990	955,059
	6.250%, 10/02/43		1,000	1,020,143
	General Motors Financial Co., Inc.
	4.300%, 02/15/29	EUR	800	989,012
	4.000%, 07/10/30	EUR	3,200	3,930,655
	Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,261,208
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	670,087
	Glencore Funding LLC
Ω	2.850%, 04/27/31		3,600	3,333,943
Ω	6.500%, 10/06/33		5,000	5,522,928
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	600	681,299
	0.875%, 05/09/29	EUR	2,750	3,067,474
	6.125%, 02/15/33		3,000	3,267,077
	6.250%, 02/01/41		1,200	1,304,336
	Grand City Properties SA
	4.375%, 01/09/30	EUR	700	863,274
	Halliburton Co.
	4.850%, 11/15/35		2,002	1,971,655
	6.700%, 09/15/38		5,400	6,034,482
	7.450%, 09/15/39		1,000	1,182,002
	4.500%, 11/15/41		140	122,249
	5.000%, 11/15/45		1,000	901,053
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	3,980	4,782,776
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	4,759	5,775,619
			Face Amount^	Value†
			(000)
	HCA, Inc.
	5.500%, 06/01/33		5,000	$5,190,060
	Heineken NV
Ω	4.000%, 10/01/42		1,000	838,359
	Helmerich & Payne, Inc.
	5.500%, 12/01/34		1,000	991,953
	Hess Corp.
	5.600%, 02/15/41		4,000	4,138,340
	HF Sinclair Corp.
	6.250%, 01/15/35		2,000	2,091,091
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,135,910
	Home Depot, Inc.
	3.300%, 04/15/40		8,400	6,850,586
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,680	8,069,106
	Host Hotels & Resorts LP
	5.700%, 07/01/34		6,200	6,398,458
	5.500%, 04/15/35		400	405,416
	Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	2,000	1,118,227
	HP, Inc.
	5.500%, 01/15/33		1,000	1,023,301
	6.000%, 09/15/41		2,000	1,992,546
	HSBC Holdings PLC
	6.100%, 01/14/42		1,030	1,106,527
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,759,995
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,406,183
	5.250%, 02/05/44		4,000	3,850,299
	ICADE
	1.000%, 01/19/30	EUR	500	543,397
	IHG Finance LLC
	3.375%, 09/10/30	EUR	3,400	4,060,668
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,446,807
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,502,256
	Intel Corp.
	4.600%, 03/25/40		4,200	3,769,621
	2.800%, 08/12/41		3,000	2,119,842
	4.800%, 10/01/41		500	448,753
	4.250%, 12/15/42		2,000	1,639,744
	5.625%, 02/10/43		3,550	3,463,632
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,163,760
	International Business Machines Corp.
	3.300%, 01/27/27		126	124,940
	3.500%, 05/15/29		29	28,532
	2.900%, 02/10/30	EUR	3,220	3,826,081
	4.150%, 05/15/39		3,300	2,944,929

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.850%, 05/15/40		6,000	$4,506,296
	International Development Association
	2.500%, 05/28/30	EUR	27,600	32,669,103
	International Paper Co.
	6.000%, 11/15/41		9,000	9,327,778
	Intesa Sanpaolo SpA
Ω	7.200%, 11/28/33		5,000	5,721,652
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,025,739
	ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,786,524
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,416,459
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,067,917
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,569,635
	Janus Henderson U.S. Holdings, Inc.
	5.450%, 09/10/34		417	418,485
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	1,985,112
	0.100%, 06/20/29	JPY	480,000	2,964,022
	JDE Peet's NV
	4.125%, 01/23/30	EUR	110	135,474
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	430	525,189
	2.625%, 10/15/31		7,900	7,032,785
	6.200%, 04/14/34		3,000	3,154,980
	John Deere Bank SA
	3.300%, 10/15/29	EUR	400	484,082
	Johnson & Johnson
	4.950%, 06/01/34		15,000	15,693,640
	3.550%, 03/01/36		5,000	4,582,506
	3.400%, 01/15/38		2,500	2,188,635
	2.100%, 09/01/40		11,250	7,915,720
	4.500%, 09/01/40		500	480,681
	JPMorgan Chase & Co.
	6.400%, 05/15/38		6,200	6,949,681
	5.500%, 10/15/40		8,700	9,038,757
	Kemper Corp.
	3.800%, 02/23/32		1,327	1,227,216
	Kilroy Realty LP
	2.650%, 11/15/33		5,000	4,095,002
	6.250%, 01/15/36		950	981,414
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,490,289
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		800	907,540
	6.500%, 09/01/39		1,565	1,724,507
	5.000%, 03/01/43		1,073	983,626
	5.500%, 03/01/44		500	483,377
			Face Amount^	Value†
			(000)
	5.400%, 09/01/44		400	$382,342
	Kinder Morgan, Inc.
	5.300%, 12/01/34		5,000	5,108,877
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	7,350	7,847,395
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	5,000	5,983,419
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,560,232
	5.200%, 07/15/45		1,000	909,213
	Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	1,179	1,283,240
	3.125%, 06/07/30	EUR	800	973,880
	Kroger Co.
	7.500%, 04/01/31		6,325	7,203,417
	5.150%, 08/01/43		400	376,714
	Kyndryl Holdings, Inc.
	3.150%, 10/15/31		400	364,477
	6.350%, 02/20/34		5,800	6,081,648
	La Banque Postale SA
	4.375%, 01/17/30	EUR	200	248,870
	Land Berlin
	2.375%, 06/04/30	EUR	300	353,249
	Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	400	432,034
	0.050%, 12/18/29	EUR	40	43,226
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	12,364	14,832,823
	Lazard Group LLC
	5.625%, 08/01/35		4,000	4,098,432
	Legg Mason, Inc.
	5.625%, 01/15/44		4,780	4,758,456
	Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,225,613
	Lincoln National Corp.
	3.400%, 01/15/31		50	47,462
	3.400%, 03/01/32		4,555	4,213,784
	6.300%, 10/09/37		1,000	1,064,480
	7.000%, 06/15/40		400	447,698
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	1,600	1,922,319
	Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,288,879
	Loews Corp.
	4.125%, 05/15/43		3,000	2,548,637
	Lowe's Cos., Inc.
	4.375%, 09/15/45		500	419,465
	LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,782,631
	5.650%, 03/15/35		5,000	5,095,195
	LSEG Finance PLC
Ω	3.200%, 04/06/41		4,700	3,626,000

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	300	$363,426
	LYB International Finance BV
	5.250%, 07/15/43		90	77,526
	LYB International Finance III LLC
	5.500%, 03/01/34		250	246,719
	3.375%, 10/01/40		9,500	6,848,299
	Macquarie Bank Ltd.
	3.202%, 09/17/29	EUR	1,000	1,202,394
	Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	4,130	5,213,498
	Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,710,882
	4.750%, 09/15/44		400	345,169
	Marriott International, Inc.
	2.750%, 10/15/33		2,500	2,183,179
	Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,608,073
Ω	2.375%, 07/16/40		400	286,831
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,708,227
	Mastercard, Inc.
	1.000%, 02/22/29	EUR	100	113,143
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	800	977,766
	Merck & Co., Inc.
	4.750%, 12/04/35		5,000	4,957,225
	3.900%, 03/07/39		250	222,449
	2.350%, 06/24/40		8,250	5,934,645
	3.700%, 02/10/45		3,500	2,773,300
	Meta Platforms, Inc.
	4.200%, 11/15/30		1,875	1,871,632
	5.500%, 11/15/45		1,000	961,634
	MetLife, Inc.
	5.700%, 06/15/35		7,200	7,666,421
	Micron Technology, Inc.
	5.875%, 02/09/33		400	425,777
	5.875%, 09/15/33		1,000	1,063,752
	3.366%, 11/01/41		3,200	2,476,448
	Microsoft Corp.
	3.450%, 08/08/36		4,500	4,076,207
	Mid-America Apartments LP
	5.000%, 03/15/34		5,000	5,034,627
	Mississippi Power Co.
	4.250%, 03/15/42		1,200	1,031,347
	Mitsubishi UFJ Financial Group, Inc.
	3.751%, 07/18/39		3,200	2,779,759
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	4,050	4,394,821
			Face Amount^	Value†
			(000)
	Molson Coors Beverage Co.
	5.000%, 05/01/42		5,000	$4,639,808
	Mosaic Co.
	5.625%, 11/15/43		400	385,741
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	5,000	6,073,390
	MPLX LP
	4.500%, 04/15/38		5,610	5,110,838
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	410	449,171
	National Fuel Gas Co.
	2.950%, 03/01/31		300	274,523
	National Grid North America, Inc.
	3.150%, 06/03/30	EUR	130	154,643
	National Grid PLC
	0.553%, 09/18/29	EUR	200	218,385
	Nationwide Building Society
	3.250%, 09/05/29	EUR	300	361,057
	3.000%, 03/03/30	EUR	3,417	4,064,593
	Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	2,500	2,983,211
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	12,032	14,400,797
	NBCUniversal Media LLC
	4.450%, 01/15/43		500	425,218
	Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	100	119,799
	2.500%, 05/22/30	EUR	2,322	2,745,604
	Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	250	283,791
	1.500%, 04/01/30	EUR	50	56,920
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		1,000	902,565
	Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	300	319,866
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	81,100	50,042,269
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	400	224,498
	4.500%, 05/15/30	NZD	4,700	2,880,483
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,378,766
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		8,000	8,194,126
	NIBC Bank NV
	3.500%, 06/05/30	EUR	4,200	5,061,590

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	NiSource, Inc.
	5.950%, 06/15/41		525	$540,313
	Nokia OYJ
	6.625%, 05/15/39		1,000	1,073,736
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	2,800	3,373,257
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,272,862
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,647,913
	Novartis Capital Corp.
	4.600%, 11/05/35		1,000	990,065
	Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	200	237,894
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	300	321,363
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,349,302
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,800	2,199,745
	3.375%, 01/10/30	EUR	500	599,905
	3.625%, 07/24/30	EUR	5,010	6,053,982
	Omnicom Group, Inc.
	3.375%, 03/01/41		5,000	3,763,999
	ONEOK Partners LP
	6.125%, 02/01/41		500	517,476
	ONEOK, Inc.
	5.400%, 10/15/35		3,000	3,025,597
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,664,140
	2.875%, 11/27/29	EUR	3,500	4,175,620
	Oracle Corp.
	3.800%, 11/15/37		400	322,070
	3.600%, 04/01/40		9,000	6,647,348
	4.500%, 07/08/44		800	606,754
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	100	110,325
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,459,108
	Ovintiv, Inc.
	6.250%, 07/15/33		1,279	1,357,993
	6.500%, 02/01/38		150	158,356
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,829,706
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	100	118,396
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	322,694
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	961,027
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,934,739
	5.600%, 09/15/40		400	416,596
			Face Amount^	Value†
			(000)
	Philip Morris International, Inc.
	5.625%, 09/07/33		3,000	$3,174,335
	4.375%, 11/15/41		2,335	2,073,758
	3.875%, 08/21/42		5,000	4,120,607
	4.125%, 03/04/43		400	340,030
	4.875%, 11/15/43		400	369,479
	Phillips 66
	2.150%, 12/15/30		200	180,415
	4.650%, 11/15/34		3,000	2,930,817
	5.875%, 05/01/42		2,380	2,397,205
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,136,806
	4.680%, 02/15/45		500	425,030
	Plains All American Pipeline LP/PAA Finance Corp.
	4.300%, 01/31/43		1,500	1,241,303
	4.700%, 06/15/44		5,000	4,284,958
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,391,198
	Precision Castparts Corp.
	4.375%, 06/15/45		500	434,583
	Primerica, Inc.
	2.800%, 11/19/31		4,950	4,499,946
	Procter & Gamble Co.
	0.350%, 05/05/30	EUR	130	140,393
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	5,304,604
	Prologis LP
	4.625%, 01/15/33		2,200	2,212,670
	Province of Alberta
	2.050%, 06/01/30	CAD	6,000	4,235,406
	Province of British Columbia
	2.200%, 06/18/30	CAD	2,100	1,491,044
	Province of Ontario
	1.550%, 11/01/29	CAD	1,600	1,118,525
	2.050%, 06/02/30	CAD	13,200	9,312,367
	Province of Quebec
Δ	0.000%, 10/15/29	EUR	200	216,259
	Prudential Financial, Inc.
	3.000%, 03/10/40		600	466,676
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,205,301
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,545,215
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	816,836
	Rayonier LP
	2.750%, 05/17/31		3,500	3,172,612
	RCI Banque SA
	3.375%, 07/26/29	EUR	300	360,623
	4.875%, 10/02/29	EUR	300	377,564
	3.375%, 06/06/30	EUR	2,300	2,747,257
	3.875%, 09/30/30	EUR	2,500	3,039,248
	Realty Income Corp.
	2.850%, 12/15/32		2,067	1,855,431

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	1.800%, 03/15/33		4,600	$3,823,696
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,550	1,890,436
Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,040,341
	6.150%, 09/15/43		400	409,819
Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,457,714
Roche Holdings, Inc.
Ω	4.203%, 09/09/29		400	402,719
Rogers Communications, Inc.
	4.500%, 03/15/42		500	429,625
	5.450%, 10/01/43		8,000	7,575,458
Royal Bank of Canada
	5.000%, 02/01/33		6,000	6,147,357
Royalty Pharma PLC
	3.300%, 09/02/40		9,250	7,188,219
RTX Corp.
	4.875%, 10/15/40		4,000	3,859,253
Santander U.K. PLC
	3.346%, 03/25/30	EUR	400	481,934
Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	3,028,329
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	200	244,626
SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,987,220
Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	188,991
Ω	6.375%, 12/15/38		5,000	5,581,682
	4.550%, 08/12/43		500	447,846
	4.375%, 05/11/45		1,000	862,621
Shell International Finance BV
	4.550%, 08/12/43		3,107	2,769,800
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	80,965
	1.000%, 02/25/30	EUR	100	111,497
	2.750%, 09/09/30	EUR	200	237,581
Ω	2.875%, 03/11/41		10,000	7,560,676
Ω	4.400%, 05/27/45		1,000	880,028
Sika Capital BV
	3.750%, 05/03/30	EUR	3,550	4,341,007
Sixt SE
	3.250%, 01/22/30	EUR	300	358,961
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	545,825
	3.375%, 03/19/30	EUR	6,800	8,200,303
Snam SpA
Δ	0.000%, 12/07/28	EUR	130	143,121
	4.000%, 11/27/29	EUR	100	123,183
			Face Amount^	Value†
			(000)
	Societe Generale SA
	1.250%, 06/12/30	EUR	900	$989,604
	Southern Co.
	5.200%, 06/15/33		400	410,252
	Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	2,009,290
	Southwest Gas Corp.
	2.200%, 06/15/30		2,477	2,262,550
	SSE PLC
	2.875%, 08/01/29	EUR	200	237,637
	Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,906,967
	5.200%, 09/01/40		3,000	2,904,063
	State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,150,909
	Statnett SF
	1.250%, 04/26/30	EUR	1,800	1,995,998
	Stedin Holding NV
	0.500%, 11/14/29	EUR	1,320	1,439,621
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	5,160	6,347,210
	Suez SACA
	2.375%, 05/24/30	EUR	2,900	3,341,426
	Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	2,100	2,299,283
	5.766%, 01/13/33		2,000	2,120,677
	Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,476,221
	Sun Communities Operating LP
	4.200%, 04/15/32		3,000	2,911,779
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,977,767
	6.850%, 06/01/39		1,500	1,655,980
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	2,000	2,152,107
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,360,983
	2.875%, 04/30/29	EUR	1,600	1,902,614
	3.250%, 09/24/29	EUR	3,700	4,446,261
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	599,420
	Tanger Properties LP
	2.750%, 09/01/31		3,900	3,543,183
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,869,906
	Tele2 AB
	3.750%, 11/22/29	EUR	200	243,136
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	756,225
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,295,635

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.000%, 02/15/41		9,500	$7,043,696
	Toronto-Dominion Bank
	3.631%, 12/13/29	EUR	5,000	6,080,754
	TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	200	231,826
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,977,310
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,300	5,212,379
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,340,736
	4.600%, 08/01/43		2,000	1,811,338
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	873,793
	Tyson Foods, Inc.
	5.700%, 03/15/34		1,500	1,579,352
	UBS Group AG
	0.650%, 09/10/29	EUR	2,000	2,190,815
	Union Pacific Corp.
	3.375%, 02/14/42		250	196,291
	United Parcel Service, Inc.
	5.200%, 04/01/40		5,260	5,302,623
	4.875%, 11/15/40		907	874,672
	UnitedHealth Group, Inc.
	2.750%, 05/15/40		400	295,616
	3.050%, 05/15/41		5,200	3,912,259
	4.250%, 03/15/43		1,550	1,320,631
	Unum Group
	5.750%, 08/15/42		2,000	1,995,307
	Valero Energy Corp.
	7.500%, 04/15/32		4,400	5,055,235
	6.625%, 06/15/37		2,300	2,537,045
	Ventas Realty LP
	5.700%, 09/30/43		4,000	4,033,584
	Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	1,000	1,145,951
	1.250%, 04/08/30	EUR	800	883,763
	4.812%, 03/15/39		10,500	9,946,832
	Videotron Ltd.
Ω	5.700%, 01/15/35		5,000	5,091,416
	Virginia Electric & Power Co.
	5.300%, 08/15/33		5,000	5,174,040
	8.875%, 11/15/38		1,138	1,517,786
	4.000%, 01/15/43		2,800	2,305,976
	Visa, Inc.
	2.000%, 06/15/29	EUR	600	699,891
	Volkswagen Group of America Finance LLC
	5.600%, 03/22/34		1,800	1,850,994
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	6,300	7,548,169
		Face Amount^	Value†
		(000)
Vonovia SE
2.125%, 03/22/30	EUR	600	$690,008
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,196,111
Walmart, Inc.
5.625%, 04/01/40		500	532,753
Walt Disney Co.
6.200%, 12/15/34		1,800	2,009,734
3.500%, 05/13/40		6,400	5,329,101
Wells Fargo & Co.
0.625%, 03/25/30	EUR	3,000	3,240,637
Western Midstream Operating LP
5.450%, 04/01/44		500	457,538
Western Union Co.
2.750%, 03/15/31		5,000	4,604,634
Westlake Corp.
1.625%, 07/17/29	EUR	120	135,870
2.875%, 08/15/41		800	543,890
Williams Cos., Inc.
5.650%, 03/15/33		400	418,273
6.300%, 04/15/40		1,000	1,076,937
5.400%, 03/04/44		7,000	6,726,660
Willis North America, Inc.
5.350%, 05/15/33		3,000	3,085,495
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	2,269,291
Woodside Finance Ltd.
6.000%, 05/19/35		5,000	5,201,072
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,225,927
WPP Finance 2013
3.625%, 09/12/29	EUR	100	119,909
WRKCo, Inc.
4.200%, 06/01/32		600	584,241
TOTAL BONDS			1,757,448,606
U.S. TREASURY OBLIGATIONS — (1.2%)
U.S. Treasury Bonds
5.250%, 11/15/28		15,000	15,653,906
U.S. Treasury Notes
1.500%, 08/15/26		2,500	2,471,792
0.875%, 11/15/30		5,000	4,366,797
TOTAL U.S. TREASURY OBLIGATIONS			22,492,495
TOTAL INVESTMENT SECURITIES (Cost $1,775,376,406)			1,779,941,101

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,792,629	$55,436,339
TOTAL INVESTMENTS — (100.0%)
(Cost $1,830,812,745)^^			$1,835,377,440
As of January 31, 2026, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	99,618	USD	68,394	Citibank, N.A.	02/02/26	$975
USD	2,424,689	AUD	3,440,185	Societe Generale	03/04/26	29,235
USD	60,946,347	EUR	50,841,964	Bank of New York Mellon	04/07/26	501,884
USD	58,260,942	EUR	48,419,604	HSBC Bank	04/30/26	634,821
Total Appreciation						$1,166,915
EUR	50,841,964	USD	60,763,265	Bank of New York Mellon	02/02/26	$(497,766)
USD	2,373,246	AUD	3,539,803	Societe Generale	02/02/26	(91,696)
USD	59,896,689	EUR	50,841,964	Societe Generale	02/02/26	(368,810)
AUD	3,440,185	USD	2,424,814	Societe Generale	02/02/26	(29,241)
USD	14,075,979	NZD	24,250,958	Australia and New Zealand Bank	02/04/26	(526,068)
USD	63,142,592	EUR	53,630,841	Bank of New York Mellon	02/04/26	(431,673)
USD	70,703,448	EUR	60,411,245	Bank of New York Mellon	02/09/26	(925,084)
USD	65,810,742	EUR	56,299,499	Australia and New Zealand Bank	02/11/26	(948,846)
USD	24,455	AUD	36,512	Citibank, N.A.	02/11/26	(970)
USD	3,641,888	CAD	5,042,216	Royal Bank of Canada	02/11/26	(62,542)
USD	3,206,210	NZD	5,465,053	Royal Bank of Canada	02/23/26	(86,747)
USD	4,611,349	NZD	7,940,511	Royal Bank of Canada	03/02/26	(174,433)
USD	12,654,327	NZD	21,892,496	Australia and New Zealand Bank	03/09/26	(543,782)
USD	12,246,766	CAD	16,953,737	Citibank, N.A.	03/17/26	(226,823)
USD	18,184,487	NZD	31,495,346	Australia and New Zealand Bank	03/23/26	(812,581)
USD	68,874,852	EUR	59,020,055	Royal Bank of Canada	03/23/26	(1,242,848)
USD	64,177,827	EUR	54,664,978	Citibank, N.A.	03/27/26	(778,110)
USD	4,866,504	JPY	767,944,116	UBS AG	03/27/26	(117,824)
Total (Depreciation)						$(7,865,844)
Total Appreciation (Depreciation)						$(6,698,929)
As of January 31, 2026, the value of Rule 144A securities amounted to $150,644,905 or 8.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$1,757,448,606	—	$1,757,448,606
U.S. Treasury Obligations	—	22,492,495	—	22,492,495
Securities Lending Collateral	—	55,436,339	—	55,436,339
Total Investments in Securities	—	$1,835,377,440	—	$1,835,377,440

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$1,166,915	—	$1,166,915
Liabilities
Forward Currency Contracts**	—	(7,865,844)	—	(7,865,844)
Total Financial Instruments	—	$(6,698,929)	—	$(6,698,929)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (94.3%)
AUSTRALIA — (5.2%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,200	$4,661,777
	2.000%, 07/15/30	EUR	1,400	1,580,783
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	223,624
Fortescue Treasury Pty. Ltd.
Ω	5.875%, 04/15/30		445	457,878
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	1,700	1,898,579
Glencore Funding LLC
Ω	1.625%, 04/27/26		700	695,918
(r)Ω	SOFR + 1.060%, FRN, 4.735%, 04/04/27		29	29,138
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 4.678%, 03/22/27	AUD	1,500	1,050,040
(r)	3M Swap + 1.020%, FRN, 4.661%, 08/20/29	AUD	2,500	1,757,292
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	583,346
	4.747%, 01/23/30	EUR	1,370	1,729,417
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.470%, 09/27/27	AUD	5,300	3,703,278
(r)	3M Swap + 1.250%, FRN, 4.962%, 12/14/27	AUD	8,050	5,674,176
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,946,519
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.524%, 03/14/28		3,750	3,780,628
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	4.788%, 11/27/29	AUD	8,500	5,955,083
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	800	911,701
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	4.834%, 01/22/30	AUD	4,500	3,156,514
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	Woodside Finance Ltd.
Ω	4.500%, 03/04/29		800	$802,105
	TOTAL AUSTRALIA			44,597,796
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,100	1,190,714
BELGIUM — (1.0%)
	Belfius Bank SA
	0.375%, 02/13/26	EUR	5,000	5,924,300
	Elia Transmission Belgium SA
	0.875%, 04/28/30	EUR	2,100	2,290,485
	KBC Group NV
	0.750%, 01/24/30	EUR	300	328,362
	TOTAL BELGIUM			8,543,147
CANADA — (9.5%)
	Alimentation Couche-Tard, Inc.
	5.592%, 09/25/30	CAD	7,600	6,041,544
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.304%, 09/15/26		170	170,385
(r)	SOFR + 0.760%, FRN, 4.473%, 06/04/27		2,500	2,511,767
	4.420%, 07/17/29	CAD	4,000	3,044,013
	Bank of Nova Scotia
	4.680%, 02/01/29	CAD	10,000	7,656,006
Bell Telephone Co. of Canada or Bell Canada
	3.650%, 08/14/29	CAD	5,000	3,699,262
	4.550%, 02/09/30	CAD	3,000	2,286,381
	2.500%, 05/14/30	CAD	500	354,812
	Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	1,151	1,407,341
	Canadian National Railway Co.
	4.150%, 05/10/30	CAD	1,700	1,289,835
	Canadian Pacific Railway Co.
	3.150%, 03/13/29	CAD	1,000	734,638
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,205,236
Enbridge, Inc.
	3.125%, 11/15/29		200	192,075
	3.900%, 02/25/30	CAD	3,700	2,754,301

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Fairfax Financial Holdings Ltd.
4.230%, 06/14/29	CAD	1,100	$825,721
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	600	725,722
3.804%, 09/24/29	CAD	8,000	5,967,055
Fortis, Inc.
4.431%, 05/31/29	CAD	1,700	1,291,933
Honda Canada Finance, Inc.
4.899%, 02/21/29	CAD	2,000	1,540,337
3.539%, 09/23/30	CAD	2,500	1,831,656
Methanex Corp.
# 5.250%, 12/15/29		2,900	2,916,748
National Bank of Canada
5.023%, 02/01/29	CAD	3,000	2,316,542
3.750%, 05/02/29	EUR	1,200	1,466,336
Rogers Communications, Inc.
3.750%, 04/15/29	CAD	1,800	1,336,692
Royal Bank of Canada
(r) SOFR + 0.950%, FRN, 4.616%, 01/19/27		326	328,019
5.228%, 06/24/30	CAD	8,200	6,468,283
4.375%, 10/02/30	EUR	400	503,684
TELUS Corp.
3.150%, 02/19/30	CAD	2,000	1,452,502
Toronto-Dominion Bank
(r) SOFR + 0.730%, FRN, 4.405%, 04/05/27		2,500	2,510,744
4.680%, 01/08/29	CAD	2,900	2,216,195
(r) 3M Swap + 1.200%, FRN, 5.009%, 07/23/29	AUD	800	561,659
(r) SOFR + 1.030%, FRN, 4.713%, 12/17/29		2,000	2,015,754
1.952%, 04/08/30	EUR	240	272,821
TransCanada PipeLines Ltd.
3.000%, 09/18/29	CAD	5,000	3,635,810
5.277%, 07/15/30	CAD	3,100	2,430,437
Videotron Ltd.
4.650%, 07/15/29	CAD	6,100	4,661,383
TOTAL CANADA			81,623,629
DENMARK — (1.0%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	800	955,152
DSV Finance BV
3.500%, 06/26/29	EUR	290	351,416
1.375%, 03/16/30	EUR	1,100	1,228,675
Nykredit Realkredit AS
3.875%, 07/09/29	EUR	3,200	3,910,658
3.375%, 01/10/30	EUR	500	599,905
			Face Amount^	Value†
			(000)
DENMARK — (Continued)
	3.625%, 07/24/30	EUR	1,300	$1,570,894
TOTAL DENMARK				8,616,700
FINLAND — (1.7%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	280	331,581
Neste OYJ
	3.750%, 03/20/30	EUR	4,700	5,704,091
Nordea Bank Abp
	2.500%, 05/23/29	EUR	140	165,247
(r)Ω	SOFR + 1.020%, FRN, 4.714%, 09/10/29		722	730,984
	2.750%, 05/02/30	EUR	3,000	3,547,949
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,940	2,111,826
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,600	2,016,601
TOTAL FINLAND				14,608,279
FRANCE — (7.2%)
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	471,483
APRR SA
	2.875%, 01/14/31	EUR	800	943,957
Ayvens SA
	3.250%, 02/19/30	EUR	3,500	4,197,618
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.066%, 07/13/26		500	502,551
(r)Ω	SOFR + 1.130%, FRN, 4.796%, 01/23/27		750	755,241
(r)Ω	SOFR + 0.990%, FRN, 4.656%, 10/16/28		1,500	1,508,158
	4.375%, 05/02/30	EUR	900	1,119,346
BNP Paribas SA
	3.625%, 09/01/29	EUR	300	364,468
BPCE SA
	3.875%, 01/11/29	EUR	500	610,335
	0.625%, 01/15/30	EUR	800	869,844
Covivio SA
	1.625%, 06/23/30	EUR	100	111,659
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 4.560%, 03/11/27		3,300	3,314,346
	4.125%, 03/07/30	EUR	3,700	4,607,745
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	899,800
	0.750%, 01/18/30	EUR	1,100	1,197,975

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Edenred SE
3.250%, 08/27/30	EUR	5,000	$5,939,750
Elis SA
3.750%, 03/21/30	EUR	3,000	3,647,844
Engie SA
3.625%, 01/11/30	EUR	400	487,202
GELF Bond Issuer I SA
1.125%, 07/18/29	EUR	360	398,766
ICADE
1.000%, 01/19/30	EUR	1,200	1,304,153
JCDecaux SE
1.625%, 02/07/30	EUR	1,500	1,686,797
Kering SA
3.125%, 11/27/29	EUR	4,000	4,772,786
1.875%, 05/05/30	EUR	1,300	1,479,812
Klepierre SA
2.000%, 05/12/29	EUR	1,000	1,157,357
Pernod Ricard SA
0.125%, 10/04/29	EUR	1,900	2,043,728
Praemia Healthcare SACA
0.875%, 11/04/29	EUR	700	760,836
RCI Banque SA
3.875%, 01/12/29	EUR	1,000	1,218,279
3.375%, 07/26/29	EUR	2,700	3,245,611
4.875%, 10/02/29	EUR	1,100	1,384,400
Suez SACA
2.375%, 05/24/30	EUR	5,400	6,221,965
Tikehau Capital SCA
6.625%, 03/14/30	EUR	2,100	2,754,400
Unibail-Rodamco-Westfield SE
1.375%, 04/15/30	EUR	1,915	2,125,036
TOTAL FRANCE			62,103,248
GERMANY — (6.3%)
Amprion GmbH
3.125%, 08/27/30	EUR	500	594,647
Bayer AG
4.250%, 08/26/29	EUR	150	185,883
1.125%, 01/06/30	EUR	2,800	3,096,306
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	100	115,272
Continental AG
3.500%, 10/01/29	EUR	5,050	6,101,735
Daimler Truck International Finance BV
3.875%, 06/19/29	EUR	700	858,561
Deutsche Lufthansa AG
3.500%, 07/14/29	EUR	800	964,614
Deutsche Post AG
3.000%, 03/24/30	EUR	3,800	4,549,804
E.ON SE
3.125%, 03/05/30	EUR	1,340	1,604,902
3.375%, 01/15/31	EUR	1,000	1,207,117
EnBW International Finance BV
3.000%, 05/20/29	EUR	700	838,988
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	1,200	$1,463,152
	Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	197	219,002
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,218,568
	Grand City Properties SA
	4.375%, 01/09/30	EUR	1,400	1,726,549
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	5,100	6,061,907
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,100	5,091,159
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,540,143
	Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	4.905%, 08/02/29	AUD	6,840	4,816,429
	Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	4.606%, 03/31/28		1,000	1,005,000
	Sixt SE
	3.250%, 01/22/30	EUR	1,400	1,675,152
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,474,054
	Volkswagen Financial Services AG, 3M Euribor + 0.780%, FRN
(r)	2.849%, 06/10/27	EUR	4,000	4,758,697
	TOTAL GERMANY			54,167,641
IRELAND — (0.3%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.625%, 09/10/29		150	151,548
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,860	2,246,435
	TOTAL IRELAND			2,397,983
ITALY — (2.2%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,993,608
	Banco BPM SpA
	3.375%, 01/21/30	EUR	3,000	3,607,417
	Eni SpA
	0.625%, 01/23/30	EUR	4,100	4,459,888
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	120	144,221

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
Italgas SpA
	2.875%, 03/06/30	EUR	5,000	$5,901,911
Snam SpA
	4.000%, 11/27/29	EUR	2,100	2,586,845
TOTAL ITALY				18,693,890
JAPAN — (3.9%)
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.562%, 09/14/26	AUD	5,500	3,840,573
(r)	3M Swap + 0.880%, FRN, 4.607%, 01/18/27	AUD	1,850	1,293,659
(r)	3M Swap + 0.750%, FRN, 4.441%, 09/06/27	AUD	1,830	1,279,877
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	1,200	1,302,169
MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.535%, 03/05/27	AUD	7,000	4,895,168
Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	4,600	5,541,779
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 4.738%, 07/16/28		1,400	1,414,157
	0.342%, 03/03/30	EUR	600	642,727
SoftBank Group Corp.
	5.375%, 01/08/29	EUR	1,200	1,460,925
	6.750%, 07/08/29		1,000	1,012,091
Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	4.511%, 01/20/27	AUD	800	558,902
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.832%, 07/09/29		4,800	4,857,513
(r)	SOFR + 1.050%, FRN, 4.708%, 04/15/30		3,000	3,018,540
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	4.686%, 09/10/27		2,050	2,069,229
TOTAL JAPAN				33,187,309
LUXEMBOURG — (1.8%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,800	3,348,455
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
	3.250%, 09/30/30	EUR	2,200	$2,613,038
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,420	5,428,047
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,768,122
	TOTAL LUXEMBOURG			15,157,662
NETHERLANDS — (2.8%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	900	980,064
	4.250%, 02/21/30	EUR	3,000	3,729,609
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	4,900	6,045,828
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,181,739
	JDE Peet's NV
	4.125%, 01/23/30	EUR	1,010	1,243,894
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,600	5,504,746
Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	609,888
	4.220%, 04/17/30	EUR	3,700	4,600,887
	Stedin Holding NV
	0.500%, 11/14/29	EUR	500	545,311
	TOTAL NETHERLANDS			24,441,966
NEW ZEALAND — (0.5%)
Bank of New Zealand
	3.661%, 07/17/29	EUR	3,370	4,099,642
NORWAY — (0.4%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	2,421,330
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,277,058
	TOTAL NORWAY			3,698,388
PORTUGAL — (0.1%)
Ren Finance BV
	0.500%, 04/16/29	EUR	700	771,075
SPAIN — (3.6%)
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	5,000	5,929,352
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	4,600	5,533,223
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	1,900	2,281,288
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	300	376,852
	3.625%, 06/07/30	EUR	3,500	4,281,199

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Colonial SFL Socimi SA
3.250%, 01/22/30	EUR	1,400	$1,671,516
Criteria Caixa SA
3.500%, 10/02/29	EUR	3,000	3,631,029
Telefonica Emisiones SA
0.664%, 02/03/30	EUR	2,400	2,605,432
Werfen SA
4.250%, 05/03/30	EUR	3,700	4,558,577
TOTAL SPAIN			30,868,468
SWEDEN — (3.2%)
Autoliv, Inc.
3.625%, 08/07/29	EUR	1,900	2,306,040
Castellum AB
4.125%, 12/10/30	EUR	580	707,991
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,700	4,153,830
Electrolux AB
2.500%, 05/18/30	EUR	4,700	5,405,557
Heimstaden Bostad AB
3.875%, 11/05/29	EUR	2,500	3,011,606
Securitas Treasury Ireland DAC
3.875%, 02/23/30	EUR	1,481	1,811,454
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	260	283,829
Svenska Handelsbanken AB
1.375%, 02/23/29	EUR	400	455,729
Swedbank AB
2.875%, 04/30/29	EUR	800	951,307
3.250%, 09/24/29	EUR	1,060	1,273,794
(r) SOFR + 1.030%, FRN, 4.797%, 11/20/29		1,500	1,521,197
2.875%, 02/08/30	EUR	3,500	4,160,705
Tele2 AB
3.750%, 11/22/29	EUR	1,090	1,325,090
Volvo Treasury AB
3.125%, 08/26/29	EUR	240	287,549
TOTAL SWEDEN			27,655,678
SWITZERLAND — (0.9%)
Firmenich Productions Participations SAS
1.750%, 04/30/30	EUR	140	157,904
Richemont International Holding SA
1.500%, 03/26/30	EUR	130	146,161
Sika Capital BV
3.750%, 05/03/30	EUR	1,680	2,054,336
Swiss Life Finance I AG
3.250%, 08/31/29	EUR	500	599,420
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
UBS AG, 3M Swap + 1.450%, FRN
(r)	5.103%, 11/24/28	AUD	5,500	$3,912,653
UBS Group AG
	4.125%, 04/15/26		1,000	1,000,597
TOTAL SWITZERLAND				7,871,071
UNITED KINGDOM — (5.4%)
BAT International Finance PLC
	2.250%, 01/16/30	EUR	2,100	2,411,833
Cadent Finance PLC
	4.250%, 07/05/29	EUR	300	371,588
	0.625%, 03/19/30	EUR	3,463	3,734,959
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,700	1,859,551
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	786,128
GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	400	453,079
IHG Finance LLC
	3.375%, 09/10/30	EUR	5,000	5,971,571
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	207,525
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,080	6,103,362
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,895,898
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	1,950	2,414,374
Nationwide Building Society
	3.250%, 09/05/29	EUR	800	962,820
	3.000%, 03/03/30	EUR	900	1,070,569
NatWest Markets PLC
(r)Ω	SOFR + 0.900%, FRN, 4.686%, 05/17/27		3,500	3,517,325
(r)Ω	SOFR + 0.950%, FRN, 4.631%, 03/21/28		2,200	2,215,858
	3.125%, 01/10/30	EUR	1,400	1,675,625
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	880	1,073,279
Southern Gas Networks PLC
	3.500%, 10/16/30	EUR	2,000	2,399,476

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
SSE PLC
	2.875%, 08/01/29	EUR	320	$380,218
Standard Chartered Bank, SOFR + 0.650%, FRN
(r)	4.316%, 10/08/26		2,100	2,103,860
WPP Finance 2013
	3.625%, 09/12/29	EUR	1,067	1,279,425
TOTAL UNITED KINGDOM				46,888,323
UNITED STATES — (37.2%)
3M Co.
	1.750%, 05/15/30	EUR	2,780	3,137,062
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,920,373
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,901,532
#	5.950%, 03/09/28		380	388,982
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,499,237
Ω	6.500%, 07/18/28		200	210,190
Ω	5.950%, 02/15/29		200	208,458
Ally Financial, Inc.
	2.200%, 11/02/28		530	502,511
Altria Group, Inc.
	6.200%, 11/01/28		118	124,333
American Express Co., SOFR + 0.650%, FRN
(r)	4.485%, 11/04/26		426	427,195
American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	4.386%, 10/22/27		3,200	3,212,935
American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	600	726,359
American National Group, Inc.
	5.750%, 10/01/29		4,824	4,992,318
American Tower Corp.
	0.875%, 05/21/29	EUR	510	567,791
	2.900%, 01/15/30		400	379,862
	5.000%, 01/31/30		200	204,858
	3.900%, 05/16/30	EUR	400	489,935
Amgen, Inc.
	5.250%, 03/02/30		200	207,517
ARES Capital Corp.
	2.875%, 06/15/28		90	86,374
#	5.875%, 03/01/29		130	133,393
	5.950%, 07/15/29		500	513,822
Arrow Electronics, Inc.
	5.150%, 08/21/29		200	204,605
AT&T, Inc.
	4.300%, 02/15/30		200	200,201
	0.800%, 03/04/30	EUR	970	1,056,613
	3.150%, 06/01/30	EUR	1,157	1,380,453
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Avangrid, Inc.
	3.800%, 06/01/29		200	$197,387
Aviation Capital Group LLC
	5.375%, 07/15/29		2,500	2,569,154
Ω	5.375%, 07/15/29		130	133,596
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	400	463,476
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,926	1,929,461
	Boeing Co.
	2.250%, 06/15/26		153	151,928
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	600	743,047
	BorgWarner, Inc.
	4.950%, 08/15/29		200	204,597
Boston Properties LP
	4.500%, 12/01/28		252	253,702
	3.400%, 06/21/29		3,800	3,690,598
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	1,500	1,836,680
	Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,891,979
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,005	1,134,990
	Cardinal Health, Inc.
	5.000%, 11/15/29		200	205,506
Cargill, Inc.
(r)Ω	SOFR + 0.610%, FRN, 4.414%, 02/11/28		7,500	7,516,147
	3.875%, 04/24/30	EUR	400	491,662
	Carrier Global Corp.
	2.722%, 02/15/30		200	188,524
Caterpillar Financial Services Corp.
(r)	SOFR + 0.520%, FRN, 4.309%, 05/14/27		1,274	1,280,482
(r)	SOFR + 0.520%, FRN, 4.239%, 03/03/28		1,200	1,202,659
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,694,555
	Cencora, Inc.
	4.850%, 12/15/29		200	204,588
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	4.769%, 03/03/27		5,324	5,365,068
	Citibank NA, SOFR + 0.708%, FRN
(r)	4.515%, 08/06/26		5,238	5,248,528
	Citigroup, Inc.
	1.250%, 04/10/29	EUR	1,200	1,358,602

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r) 4.302%, 11/18/27		1,300	$1,302,720
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,197,395
Crown Americas LLC
5.250%, 04/01/30		810	826,406
Crown Castle, Inc.
5.600%, 06/01/29		250	259,540
4.900%, 09/01/29		250	254,267
CVS Health Corp.
3.250%, 08/15/29		250	241,567
5.125%, 02/21/30		1,860	1,908,228
Danaher Corp.
2.500%, 03/30/30	EUR	1,800	2,111,528
DCP Midstream Operating LP
5.125%, 05/15/29		400	409,488
DTE Energy Co.
3.400%, 06/15/29		92	89,622
Duke Energy Corp.
4.850%, 01/05/29		64	65,367
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,864,129
DXC Technology Co.
1.800%, 09/15/26		858	846,052
Eaton Capital ULC
0.577%, 03/08/30	EUR	210	227,556
Edison International
5.450%, 06/15/29		2,400	2,450,432
6.250%, 03/15/30		1,000	1,049,454
Emerson Electric Co.
2.000%, 10/15/29	EUR	1,260	1,456,155
Energy Transfer LP
5.200%, 04/01/30		1,800	1,857,279
EPR Properties
4.750%, 12/15/26		2,000	2,006,072
Equinix, Inc.
3.200%, 11/18/29		200	192,544
Essex Portfolio LP
1.700%, 03/01/28		95	90,582
Expedia Group, Inc.
5.000%, 02/15/26		1,166	1,166,131
Fiserv, Inc.
3.500%, 07/01/29		200	194,359
1.625%, 07/01/30	EUR	5,400	5,958,355
Flex Ltd.
3.750%, 02/01/26		5,000	5,000,000
FMC Corp.
# 3.450%, 10/01/29		1,462	1,313,254
Ford Motor Credit Co. LLC
6.950%, 03/06/26		1,000	1,001,713
4.445%, 02/14/30	EUR	1,200	1,468,477
Fortive Corp.
3.700%, 08/15/29	EUR	2,800	3,403,049
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	GATX Corp.
	4.700%, 04/01/29		200	$202,390
	General Electric Co.
	1.500%, 05/17/29	EUR	410	467,847
	General Motors Financial Co., Inc.
	4.000%, 07/10/30	EUR	3,600	4,421,986
	General Motors Financial of Canada Ltd.
	4.450%, 02/25/30	CAD	1,000	755,334
	Genuine Parts Co.
	4.950%, 08/15/29		600	609,732
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,596,453
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		200	203,820
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	2,534	2,877,355
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	1,600	1,941,792
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	8.000%, 06/15/27		783	811,874
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.612%, 03/01/28		5,000	5,020,044
Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,975,639
	3.100%, 02/15/30		1,100	1,043,165
	Helmerich & Payne, Inc.
#	4.850%, 12/01/29		1,630	1,650,724
	Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		1,464	1,458,642
	Highwoods Realty LP
	3.050%, 02/15/30		3,340	3,120,698
	HNI Corp.
Ω	5.125%, 01/18/29		2,000	1,975,201
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,200	7,489,290
	Host Hotels & Resorts LP
	3.375%, 12/15/29		5,000	4,812,811
	HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.689%, 06/03/28		4,500	4,535,696
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	186,569
	Huntsman International LLC
	4.500%, 05/01/29		4,300	4,137,633

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	2,100	$2,414,892
	Intel Corp.
	5.125%, 02/10/30		1,360	1,395,017
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	5,046	5,995,777
	Jabil, Inc.
	3.600%, 01/15/30		130	125,861
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		2,000	2,014,552
	4.000%, 04/16/29	EUR	2,500	3,053,426
John Deere Capital Corp.
(r)	SOFR + 0.680%, FRN, 4.345%, 07/15/27		6,375	6,417,720
#(r)	SOFR + 0.500%, FRN, 4.219%, 03/06/28		1,700	1,707,223
	Kellanova
	0.500%, 05/20/29	EUR	800	883,041
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	4.564%, 03/15/27		1,500	1,502,468
	KeyCorp
	2.550%, 10/01/29		900	852,199
	Kilroy Realty LP
#	3.050%, 02/15/30		1,000	932,162
	L3Harris Technologies, Inc.
	2.900%, 12/15/29		101	96,413
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	974,512
	Leggett & Platt, Inc.
	3.500%, 11/15/27		1,221	1,203,574
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		200	201,183
	Marathon Petroleum Corp.
	5.150%, 03/01/30		130	133,831
McDonald's Corp.
	2.375%, 05/31/29	EUR	300	352,239
	4.000%, 03/07/30	EUR	400	494,516
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	1,150	1,405,538
	MPLX LP
	4.800%, 02/15/29		78	79,197
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,838,131
	National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,689,370
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,000	3,597,524
	3.150%, 06/03/30	EUR	160	190,330
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.504%, 09/16/27		2,222	$2,236,382
Newell Brands, Inc.
	6.625%, 09/15/29		1,000	1,001,062
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.800%, FRN, 4.635%, 02/04/28		5,850	5,884,047
	3.830%, 06/12/30	CAD	1,500	1,113,777
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	1,493,566
#	1.850%, 09/16/26		250	244,799
Nordstrom, Inc.
	6.950%, 03/15/28		2,246	2,315,073
Norfolk Southern Corp.
	3.800%, 08/01/28		65	64,799
NOV, Inc.
	3.600%, 12/01/29		200	195,570
ONEOK, Inc.
	5.650%, 11/01/28		55	57,120
	4.400%, 10/15/29		200	200,520
Oracle Corp., SOFR + 0.760%, FRN
(r)	4.602%, 08/03/28		710	698,235
Paramount Global
	4.200%, 06/01/29		3,700	3,600,630
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	3,180	3,765,002
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.376%, 03/06/28		8,100	8,124,498
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	6.050%, 08/01/28		22	22,927
Ω	5.350%, 03/30/29		90	92,682
Ω	5.250%, 07/01/29		510	524,271
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.513%, 04/28/28		7,000	7,043,057
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	290	355,091
Prologis LP
	4.700%, 03/01/29	CAD	1,400	1,069,476
PVH Corp.
	4.125%, 07/16/29	EUR	500	611,244
Radian Group, Inc.
	6.200%, 05/15/29		600	630,038
Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	7,096,877

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Rockies Express Pipeline LLC
Ω	4.950%, 07/15/29		1,150	$1,146,427
RTX Corp.
	2.150%, 05/18/30	EUR	5,360	6,146,129
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,000	996,198
SLM Corp.
	3.125%, 11/02/26		3,000	2,959,288
	6.500%, 01/31/30		1,000	1,031,861
State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27		180	180,881
Stellantis Finance U.S., Inc.
Ω	5.750%, 03/18/30		1,700	1,753,206
Stellantis NV
	4.375%, 03/14/30	EUR	1,500	1,851,412
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		900	917,190
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	61,572
	2.400%, 03/15/29		93	88,275
Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	4.332%, 03/19/27		2,200	2,209,289
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,756,375
Ventas Realty LP
	3.000%, 01/15/30		200	190,355
Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	711	814,771
	1.250%, 04/08/30	EUR	2,169	2,396,103
	2.500%, 05/16/30	CAD	5,000	3,536,151
Vornado Realty LP
	2.150%, 06/01/26		6,100	6,036,819
Warnermedia Holdings, Inc.
	4.054%, 03/15/29		2,000	1,940,091
Wells Fargo & Co.
	2.975%, 05/19/26	CAD	2,500	1,838,303
	0.625%, 03/25/30	EUR	220	237,647
Western Digital Corp.
	4.750%, 02/15/26		652	651,637
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Western Union Co.
	1.350%, 03/15/26		5,000	$4,983,247
	Westlake Corp.
	1.625%, 07/17/29	EUR	1,727	1,955,396
	Weyerhaeuser Co.
	4.000%, 11/15/29		200	198,055
	Whirlpool Corp.
	4.750%, 02/26/29		4,000	3,949,395
	Williams Cos., Inc.
	4.800%, 11/15/29		92	93,822
	WP Carey, Inc.
	3.850%, 07/15/29		200	197,925
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		2,500	2,493,864
	TOTAL UNITED STATES			319,743,364
	TOTAL BONDS			810,925,973
U.S. TREASURY OBLIGATIONS — (5.1%)
	U.S. Treasury Bonds
	6.000%, 02/15/26		4,000	4,003,070
U.S. Treasury Notes
	3.750%, 04/15/26		10,000	10,001,328
(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26		11,000	11,002,548
	1.625%, 05/15/26		4,000	3,977,156
	4.875%, 05/31/26		8,000	8,028,453
	1.500%, 08/15/26		7,000	6,921,018
	TOTAL U.S. TREASURY OBLIGATIONS			43,933,573
	TOTAL INVESTMENT SECURITIES (Cost $826,282,932)			854,859,546

		Shares
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	471,622	5,455,248
TOTAL INVESTMENTS — (100.0%)
(Cost $831,738,180)^^			$860,314,794

DFA Targeted Credit Portfolio
CONTINUED
As of January 31, 2026, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	53,528,666	EUR	44,658,940	Australia and New Zealand Bank	04/07/26	$435,011
Total Appreciation						$435,011
EUR	44,658,940	USD	53,367,880	Australia and New Zealand Bank	02/02/26	$(431,425)
USD	52,612,416	EUR	44,658,940	Societe Generale	02/02/26	(324,039)
USD	52,917,227	EUR	44,969,154	Bank of New York Mellon	02/04/26	(389,431)
USD	40,912,812	AUD	61,192,915	Bank of America Corp.	02/06/26	(1,698,678)
USD	51,784,532	EUR	44,261,865	Citibank, N.A.	02/09/26	(695,969)
USD	6,891,944	EUR	5,886,218	State Street Bank and Trust	02/09/26	(87,240)
USD	54,045,657	EUR	46,233,155	Citibank, N.A.	02/11/26	(777,325)
USD	55,020,044	EUR	47,185,808	Australia and New Zealand Bank	02/12/26	(935,234)
USD	28,068,032	CAD	38,807,987	State Street Bank and Trust	03/09/26	(475,005)
USD	3,105,769	CAD	4,245,744	Citibank, N.A.	03/10/26	(17,081)
USD	20,817,707	CAD	28,675,220	Societe Generale	03/10/26	(273,633)
USD	22,105,414	CAD	30,591,106	Societe Generale	03/16/26	(400,818)
USD	45,984,972	EUR	39,375,293	Australia and New Zealand Bank	03/17/26	(780,945)
EUR	339,358	USD	403,927	Citibank, N.A.	03/23/26	(759)
USD	60,918,188	EUR	52,207,757	Royal Bank of Canada	03/23/26	(1,106,286)
EUR	2,769,479	USD	3,299,010	Societe Generale	03/23/26	(8,781)
USD	50,678,907	EUR	43,163,613	Royal Bank of Canada	03/27/26	(610,474)
Total (Depreciation)						$(9,013,123)
Total Appreciation (Depreciation)						$(8,578,112)
As of January 31, 2026, the value of Rule 144A securities amounted to $54,672,092 or 6.3% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$44,597,796	—	$44,597,796
Austria	—	1,190,714	—	1,190,714
Belgium	—	8,543,147	—	8,543,147
Canada	—	81,623,629	—	81,623,629
Denmark	—	8,616,700	—	8,616,700
Finland	—	14,608,279	—	14,608,279
France	—	62,103,248	—	62,103,248
Germany	—	54,167,641	—	54,167,641
Ireland	—	2,397,983	—	2,397,983
Italy	—	18,693,890	—	18,693,890
Japan	—	33,187,309	—	33,187,309
Luxembourg	—	15,157,662	—	15,157,662
Netherlands	—	24,441,966	—	24,441,966
New Zealand	—	4,099,642	—	4,099,642
Norway	—	3,698,388	—	3,698,388
Portugal	—	771,075	—	771,075
Spain	—	30,868,468	—	30,868,468

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$27,655,678	—	$27,655,678
Switzerland	—	7,871,071	—	7,871,071
United Kingdom	—	46,888,323	—	46,888,323
United States	—	319,743,364	—	319,743,364
U.S. Treasury Obligations	—	43,933,573	—	43,933,573
Securities Lending Collateral	—	5,455,248	—	5,455,248
Total Investments in Securities	—	$860,314,794	—	$860,314,794
Financial Instruments
Assets
Forward Currency Contracts**	—	435,011	—	435,011
Liabilities
Forward Currency Contracts**	—	(9,013,123)	—	(9,013,123)
Total Financial Instruments	—	$(8,578,112)	—	$(8,578,112)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (11.3%)
Federal Home Loan Banks
	5.750%, 06/12/26		5,050	$5,087,532
	3.250%, 06/09/28		78,400	77,855,435
#	3.250%, 11/16/28		85,390	84,809,155
	2.125%, 09/14/29		10,000	9,438,645
	2.125%, 12/14/29		23,735	22,381,714
#	5.500%, 07/15/36		22,355	24,423,580
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	84,462,337
#	6.750%, 03/15/31		100,575	114,090,663
#	6.250%, 07/15/32		85,446	96,155,569
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	85,680,756
	1.875%, 09/24/26		96,839	95,748,765
#	0.750%, 10/08/27		48,380	46,192,240
#	6.250%, 05/15/29		102,508	110,785,997
	7.125%, 01/15/30		72,196	81,150,957
#	7.250%, 05/15/30		72,729	82,695,384
	0.875%, 08/05/30		209,150	184,475,355
	6.625%, 11/15/30		93,212	104,558,021
Tennessee Valley Authority
	2.875%, 02/01/27		15,000	14,896,244
	7.125%, 05/01/30		70,383	79,380,984
	4.650%, 06/15/35		5,000	5,118,449
	3.500%, 12/15/42		15,000	12,491,918
TOTAL AGENCY OBLIGATIONS				1,421,879,700
BONDS — (47.4%)
AUSTRALIA — (4.4%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 4.463%, 09/11/26	AUD	10,000	6,979,449
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		9,500	9,549,105
(r)	3M Swap + 0.800%, FRN, 4.445%, 02/05/27	AUD	12,000	8,388,541
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	7,000	4,908,134
(r)	3M Euribor + 0.400%, FRN, 2.466%, 05/21/27	EUR	34,770	41,302,350
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.422%, 06/18/27	AUD	15,100	$10,552,216
(r)	SOFR + 0.680%, FRN, 4.338%, 07/16/27		19,481	19,582,574
(r)Ω	SOFR + 0.650%, FRN, 4.324%, 09/30/27		9,000	9,034,928
(r)	3M Swap + 1.200%, FRN, 4.839%, 11/04/27	AUD	10,000	7,050,616
(r)	3M Swap + 0.670%, FRN, 4.382%, 12/15/27	AUD	9,000	6,288,210
(r)	3M Swap + 0.680%, FRN, 4.334%, 02/18/28	AUD	10,000	6,992,401
	4.950%, 09/11/28	AUD	13,130	9,178,096
(r)	3M Swap + 0.960%, FRN, 4.605%, 02/05/29	AUD	14,000	9,860,820
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		6,600	6,676,681
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		6,100	5,808,757
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 4.403%, 08/17/26	AUD	10,850	7,572,626
(r)	3M Swap + 0.870%, FRN, 4.523%, 08/22/29	AUD	5,000	3,512,704
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		5,000	5,047,639
#(r)Ω	SOFR + 0.780%, FRN, 4.448%, 10/01/30		15,000	15,141,167
CSL Finance PLC
Ω	4.625%, 04/27/42		1,532	1,383,290
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	3,773,025
Ω	2.850%, 04/27/31		33,500	31,024,188
Ω	2.625%, 09/23/31		9,800	8,877,114

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.063%, 08/24/26	AUD	19,900	$13,862,635
(r)	3M Swap + 0.850%, FRN, 4.503%, 11/16/26	AUD	19,000	13,280,401
(r)	3M Swap + 0.720%, FRN, 4.370%, 02/25/27	AUD	53,140	37,126,164
(r)	3M Swap + 0.700%, FRN, 4.345%, 05/10/27	AUD	5,738	4,011,360
(r)Ω	SOFR + 0.620%, FRN, 4.306%, 06/11/27		5,000	5,019,720
(r)	3M Swap + 1.200%, FRN, 4.850%, 11/25/27	AUD	47,500	33,484,801
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	15,500	10,899,420
	4.850%, 03/22/29	AUD	25,000	17,400,399
(r)Ω	SOFR + 0.790%, FRN, 4.447%, 01/14/30		7,200	7,252,901
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,456,509
Westpac Banking Corp.
(r)	SOFR + 0.420%, FRN, 4.078%, 04/16/26		4,700	4,702,909
(r)	3M Swap + 0.750%, FRN, 4.395%, 08/10/26	AUD	23,500	16,399,413
(r)	3M Swap + 0.700%, FRN, 4.512%, 01/25/27	AUD	16,900	11,804,800
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	17,200	12,095,559
(r)	3M Swap + 1.000%, FRN, 4.725%, 01/15/29	AUD	8,300	5,843,284
	5.000%, 01/15/29	AUD	16,600	11,607,848
(r)	SOFR + 0.810%, FRN, 4.468%, 04/16/29		20,986	21,168,157
(r)	3M Swap + 0.880%, FRN, 4.535%, 05/14/29	AUD	20,000	14,020,176
(r)	SOFR + 0.820%, FRN, 4.488%, 07/01/30		16,900	17,064,708
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	2.150%, 06/03/31		56,200	$50,747,031
	TOTAL AUSTRALIA			550,732,826
BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		6,886	7,096,114
	4.350%, 06/01/40		400	358,943
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	10,000	10,676,727
	TOTAL BELGIUM			18,131,784
CANADA — (2.0%)
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	12,306,465
	Bank of Nova Scotia
	2.450%, 02/02/32		24,075	21,538,203
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,583,060
	5.750%, 05/01/43		3,500	3,576,070
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,000	5,016,613
	6.350%, 01/05/34		530	573,349
	Canada Housing Trust No. 1, 1 day CAD Overnight Index + 0.28%, FRN
(r)Ω	2.557%, 09/15/29	CAD	25,000	18,395,329
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 4.620%, 06/28/27		10,394	10,477,152
	6.092%, 10/03/33		3,800	4,116,140
Canadian Natural Resources Ltd.
#	2.950%, 07/15/30		12,222	11,541,229
	5.850%, 02/01/35		3,000	3,138,872
	6.250%, 03/15/38		6,400	6,775,309
	6.750%, 02/01/39		5,000	5,456,015
	CPPIB Capital, Inc.
	4.400%, 01/15/29	AUD	5,000	3,460,861
	Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,713,518
	Enbridge, Inc.
	4.500%, 06/10/44		400	339,716
	Export Development Canada, SOFR + 0.330%, FRN
(r)	3.996%, 08/01/28		17,980	18,015,104
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		2,900	2,741,112

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	$2,882,214
	4.500%, 03/15/42		2,500	2,148,125
Royal Bank of Canada
(r)	SOFR + 1.080%, FRN, 4.746%, 07/20/26		6,000	6,024,798
	5.000%, 02/01/33		3,500	3,585,958
Suncor Energy, Inc.
	6.800%, 05/15/38		5,985	6,627,989
	6.500%, 06/15/38		4,400	4,735,163
	6.850%, 06/01/39		3,400	3,753,554
Toronto-Dominion Bank
	3.200%, 03/10/32		39,300	36,641,653
#	4.456%, 06/08/32		19,300	19,288,505
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		19,566	19,106,795
	7.250%, 08/15/38		7,400	8,497,452
	6.100%, 06/01/40		400	421,238
TOTAL CANADA				248,477,561
DENMARK — (0.2%)
Nykredit Realkredit AS
	3.625%, 07/24/30	EUR	14,000	16,917,316
Orsted AS
	1.500%, 11/26/29	EUR	5,135	5,728,373
TOTAL DENMARK				22,645,689
FINLAND — (0.1%)
Nokia OYJ
	6.625%, 05/15/39		5,094	5,469,611
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.422%, 03/19/27		2,925	2,936,031
TOTAL FINLAND				8,405,642
FRANCE — (0.2%)
Credit Agricole SA
Ω	5.514%, 07/05/33		4,600	4,810,688
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	760,836
Sanofi SA
	3.625%, 06/19/28		9,000	8,979,114
Societe Generale SA
Ω	3.000%, 01/22/30		4,000	3,771,769
	1.250%, 06/12/30	EUR	700	769,692
Terega SA
	0.875%, 09/17/30	EUR	1,000	1,068,282
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,480,350
TOTAL FRANCE				27,640,731
			Face Amount^	Value†
			(000)

GERMANY — (0.6%)
Bayer U.S. Finance II LLC
Ω	3.600%, 07/15/42		595	$426,556
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		7,300	7,938,736
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,160,723
E.ON International Finance BV
Ω	6.650%, 04/30/38		18,500	20,638,471
Eurogrid GmbH
	3.722%, 04/27/30	EUR	4,500	5,486,820
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		500	445,725
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		9,899	11,692,768
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	4,658,133
Volkswagen Group of America Finance LLC
#Ω	5.900%, 09/12/33		14,800	15,523,641
Vonovia SE
	2.125%, 03/22/30	EUR	500	575,007
	1.000%, 07/09/30	EUR	8,600	9,344,631
TOTAL GERMANY				81,891,211
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		200	191,452
	3.625%, 03/24/32		3,300	3,154,174
TOTAL HONG KONG				3,345,626
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,295,659
ITALY — (0.3%)
Enel Finance International NV
Ω	5.500%, 06/26/34		9,000	9,295,172
Ω	6.000%, 10/07/39		3,900	4,074,022
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,992,846
ERG SpA
	4.125%, 07/03/30	EUR	1,900	2,351,571
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	15,652,386
TOTAL ITALY				33,365,997

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (1.4%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	$12,536,961
	0.500%, 06/20/29	JPY	2,000,000	12,515,766
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	31,928,716
	0.100%, 12/20/28	JPY	1,500,000	9,348,540
	0.100%, 06/20/29	JPY	2,100,000	12,967,595
	Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	6,598,346
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	297,698
	2.048%, 07/17/30		12,330	11,219,743
	3.751%, 07/18/39		10,991	9,547,602
Nomura Holdings, Inc.
	3.103%, 01/16/30		9,062	8,618,928
	2.679%, 07/16/30		3,100	2,871,715
	2.608%, 07/14/31		9,500	8,584,146
	ORIX Corp.
	2.250%, 03/09/31		8,700	7,836,960
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.832%, 07/09/29		11,250	11,384,795
	3.040%, 07/16/29		6,277	6,043,840
	2.130%, 07/08/30		12,450	11,345,765
	2.222%, 09/17/31		9,265	8,228,465
	5.808%, 09/14/33		4,500	4,793,505
	2.296%, 01/12/41		7,700	5,405,095
	TOTAL JAPAN			182,074,181
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
	3.250%, 09/30/30	EUR	13,900	16,509,653
	P3 Group SARL
	4.625%, 02/13/30	EUR	23,219	28,842,598
	TOTAL LUXEMBOURG			45,352,251
NETHERLANDS — (0.9%)
ABN AMRO Bank NV
(r)	3M Euribor + 0.600%, FRN, 2.616%, 01/15/27	EUR	10,300	12,252,931
(r)Ω	SOFR + 0.750%, FRN, 4.416%, 07/07/28		6,000	6,027,289
Cooperatieve Rabobank UA
(r)	3M Swap + 0.880%, FRN, 4.533%, 05/22/26	AUD	500	348,757
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M Swap + 0.730%, FRN, 4.542%, 01/27/27	AUD	14,350	$10,024,702
(r)	3M Swap + 0.870%, FRN, 4.526%, 02/26/27	AUD	11,600	8,114,416
(r)	SOFR + 0.710%, FRN, 4.419%, 03/05/27		5,500	5,527,741
(r)	3M Swap + 0.750%, FRN, 4.406%, 05/26/28	AUD	7,000	4,901,943
(r)	3M Swap + 1.150%, FRN, 4.804%, 11/21/28	AUD	25,000	17,676,328
(r)	3M Swap + 1.030%, FRN, 4.686%, 02/26/29	AUD	24,200	17,057,097
	5.051%, 02/26/29	AUD	15,730	11,004,414
	5.250%, 05/24/41		6,500	6,479,456
	Heineken NV
Ω	4.000%, 10/01/42		4,400	3,688,780
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,400	5,265,409
	6.875%, 03/11/38		400	452,831
	TOTAL NETHERLANDS			108,822,094
NEW ZEALAND — (2.8%)
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	564,500	348,321,340
	New Zealand Local Government Funding Agency Bonds
	4.500%, 05/15/30	NZD	15,800	9,683,327
	TOTAL NEW ZEALAND			358,004,667
NORWAY — (0.0%)
	Aker BP ASA
Ω	5.125%, 10/01/34		200	196,642
	Equinor ASA
	5.100%, 08/17/40		400	395,567
	TOTAL NORWAY			592,209
SINGAPORE — (0.1%)
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.426%, 02/26/27	AUD	5,000	3,494,355
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.447%, 04/16/27	AUD	8,200	5,728,972
	TOTAL SINGAPORE			9,223,327

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (0.3%)
Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	5,000	$6,021,631
	3.125%, 07/15/30	EUR	4,400	5,250,082
Banco Santander SA
	3.490%, 05/28/30		4,000	3,859,281
Telefonica Europe BV
	8.250%, 09/15/30		15,567	17,824,573
TOTAL SPAIN				32,955,567
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.116%, 02/20/28		30,400	30,426,429
(r)	SOFR + 0.300%, FRN, 4.086%, 02/16/29		3,772	3,768,694
(r)	SOFR + 0.420%, FRN, 4.086%, 07/22/30		17,500	17,522,240
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		3,000	3,004,449
(r)	SOFR + 0.300%, FRN, 4.102%, 02/15/29		34,000	34,002,380
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		10,000	10,001,858
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.963%, 06/15/27		45,000	45,023,720
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		22,500	22,599,450
International Development Association
	2.500%, 05/28/30	EUR	25,000	29,591,579
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				195,940,799
			Face Amount^	Value†
			(000)

SWEDEN — (0.1%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.126%, 03/04/26	AUD	5,550	$3,865,053
(r)	SOFR + 1.250%, FRN, 4.934%, 06/15/26		3,450	3,463,776
TOTAL SWEDEN				7,328,829
UNITED KINGDOM — (0.9%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,250	3,797,414
Ω	5.950%, 10/15/33		6,000	6,326,546
BAT Capital Corp.
	4.906%, 04/02/30		19,100	19,482,128
	7.079%, 08/02/43		5,000	5,613,023
Diageo Capital PLC
	2.125%, 04/29/32		2,055	1,791,389
	3.875%, 04/29/43		400	328,288
HSBC Holdings PLC
	4.950%, 03/31/30		10,900	11,158,198
#	6.100%, 01/14/42		5,000	5,371,488
IHG Finance LLC
	3.375%, 09/10/30	EUR	14,600	17,436,988
LSEG Finance PLC
Ω	3.200%, 04/06/41		35,202	27,157,971
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,421,896
RELX Capital, Inc.
#	4.750%, 05/20/32		3,133	3,177,924
Reynolds American, Inc.
	7.250%, 06/15/37		585	674,284
Santander U.K. PLC
	3.346%, 03/25/30	EUR	5,000	6,024,171
Vodafone Group PLC
	7.875%, 02/15/30		190	215,999
TOTAL UNITED KINGDOM				110,977,707
UNITED STATES — (31.1%)
3M Co.
	3.875%, 06/15/44		400	321,473
7-Eleven, Inc.
Ω	1.800%, 02/10/31		10,653	9,357,023
Ω	2.500%, 02/10/41		35,703	24,515,589
Abbott Laboratories
	4.750%, 04/15/43		40,000	37,439,598
AbbVie, Inc.
	4.400%, 11/06/42		9,762	8,683,266
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,476,317
AEP Texas, Inc.
	4.700%, 05/15/32		19,500	19,556,524
Aetna, Inc.
	6.750%, 12/15/37		19,170	21,081,367

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	4.500%, 05/15/42	2,800	$2,405,043
	4.125%, 11/15/42	2,678	2,118,334
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	20,900	19,938,597
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40	1,031	776,219
	Alabama Power Co.
	6.000%, 03/01/39	400	428,817
	5.500%, 03/15/41	17,061	16,970,590
	Allegion PLC
	3.500%, 10/01/29	10,000	9,756,976
	Allstate Corp.
	5.250%, 03/30/33	3,900	4,034,720
	5.350%, 06/01/33	7,000	7,256,373
	Ally Financial, Inc.
	8.000%, 11/01/31	5,705	6,468,890
	Alphabet, Inc.
	1.900%, 08/15/40	4,000	2,692,325
	Altria Group, Inc.
	3.400%, 05/06/30	10,200	9,836,864
	2.450%, 02/04/32	26,231	23,214,231
	3.400%, 02/04/41	19,050	14,675,991
	4.250%, 08/09/42	7,900	6,602,251
	4.500%, 05/02/43	9,100	7,765,628
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	7,540,468
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,000	1,864,560
	Amdocs Ltd.
	2.538%, 06/15/30	1,500	1,378,298
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.375%, 07/09/27	4,882	4,900,929
	American National Group, Inc.
Ω	6.144%, 06/13/32	7,500	7,784,418
	American Tower Corp.
	2.700%, 04/15/31	300	275,868
	2.300%, 09/15/31	5,875	5,230,848
	4.050%, 03/15/32	325	316,623
	Ameriprise Financial, Inc.
#	4.500%, 05/13/32	7,700	7,759,909
	Amgen, Inc.
	2.300%, 02/25/31	2,400	2,181,300
	2.000%, 01/15/32	8,700	7,592,849
	3.350%, 02/22/32	13,700	12,913,470
	3.150%, 02/21/40	25,045	19,736,075
	Analog Devices, Inc.
	2.800%, 10/01/41	1,700	1,248,107
	Aon Corp.
	2.800%, 05/15/30	11,900	11,234,586
	6.250%, 09/30/40	3,400	3,691,202
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Appalachian Power Co.
4.400%, 05/15/44	4,000	$3,362,668
Apple, Inc.
2.375%, 02/08/41	6,800	4,868,450
3.850%, 05/04/43	3,500	2,947,357
Applied Materials, Inc.
5.850%, 06/15/41	400	425,831
Archer-Daniels-Midland Co.
4.535%, 03/26/42	200	180,735
Arizona Public Service Co.
2.600%, 08/15/29	4,846	4,587,517
2.200%, 12/15/31	30,650	26,955,792
Arrow Electronics, Inc.
3.875%, 01/12/28	11,538	11,472,378
Assurant, Inc.
2.650%, 01/15/32	3,500	3,108,817
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	4,100	3,857,355
AT&T, Inc.
# 2.550%, 12/01/33	2,368	2,014,402
6.250%, 03/29/41	1,600	1,674,495
3.500%, 06/01/41	24,700	19,412,338
4.300%, 12/15/42	2,500	2,113,798
AutoNation, Inc.
5.890%, 03/15/35	200	207,825
Avnet, Inc.
3.000%, 05/15/31	17,000	15,440,573
5.500%, 06/01/32	13,180	13,440,187
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,898,072
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,537,615
Bank of America Corp.
5.875%, 02/07/42	20,957	22,257,266
Berkshire Hathaway Energy Co.
5.950%, 05/15/37	800	860,696
5.150%, 11/15/43	1,783	1,705,725
4.500%, 02/01/45	800	694,133
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	17,500	16,099,263
# 1.450%, 10/15/30	73,603	65,789,972
# 2.875%, 03/15/32	3,000	2,794,843
5.750%, 01/15/40	8,956	9,672,262
4.300%, 05/15/43	1,900	1,683,091
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,278,383
# 4.500%, 02/11/43	3,500	3,258,641
Best Buy Co., Inc.
1.950%, 10/01/30	11,200	10,073,863
Biogen, Inc.
2.250%, 05/01/30	18,087	16,626,457
Black Hills Corp.
2.500%, 06/15/30	1,750	1,617,892

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	4.350%, 05/01/33	5,728	$5,529,201
	Blackrock, Inc.
	2.400%, 04/30/30	31,033	29,049,239
	1.900%, 01/28/31	22,957	20,644,991
	Blue Owl Finance LLC
#	6.250%, 04/18/34	200	206,106
	Boardwalk Pipelines LP
	3.600%, 09/01/32	8,810	8,230,582
	Boeing Co.
	3.200%, 03/01/29	317	308,069
	2.950%, 02/01/30	5,140	4,877,987
	3.550%, 03/01/38	1,239	1,042,329
	6.875%, 03/15/39	400	450,218
	5.875%, 02/15/40	800	825,994
	Boston Properties LP
	2.550%, 04/01/32	2,500	2,185,663
	5.750%, 01/15/35	400	409,353
	Boston Scientific Corp.
	4.550%, 03/01/39	664	633,327
	BP Capital Markets America, Inc.
	3.060%, 06/17/41	52,550	40,046,235
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30	2,000	2,034,808
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39	21,200	19,149,380
	2.350%, 11/13/40	1,800	1,273,477
	3.550%, 03/15/42	2,550	2,049,316
	4.500%, 03/01/44	400	352,499
	4.625%, 05/15/44	300	269,329
	Brixmor Operating Partnership LP
	4.050%, 07/01/30	5,100	5,020,293
	Broadcom, Inc.
	4.300%, 11/15/32	26,000	25,644,381
Ω	3.137%, 11/15/35	16,502	14,190,749
	3.500%, 02/15/41	6,150	4,993,761
	Brown & Brown, Inc.
	2.375%, 03/15/31	2,500	2,247,117
	Brunswick Corp.
	4.400%, 09/15/32	200	192,981
	Burlington Northern Santa Fe LLC
	5.750%, 05/01/40	1,600	1,685,608
	4.950%, 09/15/41	800	772,656
	4.400%, 03/15/42	400	357,775
	4.375%, 09/01/42	400	355,112
	4.900%, 04/01/44	400	376,087
	4.550%, 09/01/44	800	711,966
	Capital One Financial Corp.
	3.800%, 01/31/28	2,800	2,786,353
	Carrier Global Corp.
	2.700%, 02/15/31	1,100	1,020,179
	Caterpillar, Inc.
	3.803%, 08/15/42	200	167,884
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Cencora, Inc.
2.800%, 05/15/30	28,884	$27,204,202
CenterPoint Energy Resources Corp.
4.000%, 04/01/28	4,478	4,480,073
5.850%, 01/15/41	6,244	6,486,855
CF Industries, Inc.
4.950%, 06/01/43	400	361,003
Charles Schwab Corp.
2.900%, 03/03/32	13,800	12,656,013
Chevron USA, Inc., SOFR + 0.570%, FRN
(r) 4.364%, 08/13/28	25,000	25,176,000
Choice Hotels International, Inc.
3.700%, 12/01/29	970	946,695
Cigna Group
2.400%, 03/15/30	493	458,791
2.375%, 03/15/31	17,267	15,648,701
4.800%, 08/15/38	48,770	46,463,340
3.200%, 03/15/40	18,997	14,877,927
6.125%, 11/15/41	9,943	10,428,501
Cincinnati Financial Corp.
6.920%, 05/15/28	2,800	2,975,099
6.125%, 11/01/34	1,200	1,284,446
Cisco Systems, Inc.
5.500%, 01/15/40	5,000	5,174,481
Citigroup, Inc.
8.125%, 07/15/39	15,597	19,833,364
5.875%, 01/30/42	31,650	33,253,269
CME Group, Inc.
5.300%, 09/15/43	2,600	2,603,132
CNA Financial Corp.
3.900%, 05/01/29	850	844,490
5.500%, 06/15/33	5,000	5,185,847
CNO Financial Group, Inc.
5.250%, 05/30/29	4,300	4,376,647
6.450%, 06/15/34	13,300	14,057,071
Coca-Cola Co.
2.500%, 06/01/40	500	371,358
Comcast Corp.
4.250%, 01/15/33	14,667	14,305,865
7.050%, 03/15/33	13,500	15,400,111
3.900%, 03/01/38	2,490	2,160,552
4.600%, 10/15/38	5,700	5,269,337
6.550%, 07/01/39	400	437,190
3.250%, 11/01/39	7,000	5,461,106
3.750%, 04/01/40	30,900	25,389,970
4.650%, 07/15/42	1,000	880,675
4.750%, 03/01/44	400	347,637
Conagra Brands, Inc.
5.300%, 11/01/38	39,500	37,305,106
ConocoPhillips
5.900%, 05/15/38	400	426,485
6.500%, 02/01/39	600	673,817
ConocoPhillips Co.
3.758%, 03/15/42	1,200	984,348

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39		400	$409,112
	5.700%, 06/15/40		400	415,125
	4.200%, 03/15/42		14,174	12,103,729
	3.950%, 03/01/43		7,400	6,079,758
	4.450%, 03/15/44		251	218,158
Constellation Brands, Inc.
	3.150%, 08/01/29		5,800	5,600,927
Constellation Energy Generation LLC
	6.250%, 10/01/39		789	851,927
	5.750%, 10/01/41		1,400	1,429,666
Continental Resources, Inc.
	4.900%, 06/01/44		919	743,727
Costco Wholesale Corp.
	1.600%, 04/20/30		8,754	7,941,006
Cox Communications, Inc.
Ω	4.800%, 02/01/35		10,052	9,335,682
Ω	4.700%, 12/15/42		4,700	3,759,126
Crown Castle, Inc.
	2.900%, 04/01/41		18,705	13,643,369
CSX Corp.
	5.500%, 04/15/41		800	818,077
	4.750%, 05/30/42		5,340	4,934,353
	4.100%, 03/15/44		200	168,280
Cummins, Inc.
	4.875%, 10/01/43		14,376	13,681,524
CVS Health Corp..
	3.250%, 08/15/29		3,000	2,898,806
	4.780%, 03/25/38		9,500	8,916,798
	6.125%, 09/15/39		5,800	6,022,782
	4.125%, 04/01/40		9,078	7,726,459
	5.300%, 12/05/43		3,000	2,782,444
	6.000%, 06/01/44		19,360	19,406,878
DCP Midstream Operating LP
	5.600%, 04/01/44		2,550	2,464,320
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,009	3,786,118
Devon Energy Corp.
	5.600%, 07/15/41		15,858	15,629,832
	4.750%, 05/15/42		2,900	2,546,874
DH Europe Finance II SARL
	3.250%, 11/15/39		1,050	857,802
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		9,025	8,317,289
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	13,400	14,944,548
Dominion Energy, Inc.
	3.300%, 04/15/41		2,000	1,519,154
	4.900%, 08/01/41		5,000	4,606,950
Dow Chemical Co.
	4.800%, 01/15/31		500	498,323
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	5.250%, 11/15/41	1,000	$901,537
	4.375%, 11/15/42	1,616	1,290,082
	4.625%, 10/01/44	1,000	803,849
Duke Energy Corp.
	3.300%, 06/15/41	23,750	18,286,821
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,370,233
Ω	2.775%, 01/07/32	141	126,071
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	18,461,202
	4.650%, 10/15/44	400	340,535
Eaton Corp.
	4.000%, 11/02/32	7,605	7,446,893
Eaton Vance Corp.
	3.500%, 04/06/27	9,114	9,078,629
eBay, Inc.
	4.000%, 07/15/42	5,500	4,546,163
Ecolab, Inc.
	5.500%, 12/08/41	3,400	3,501,772
Elevance Health, Inc.
	5.950%, 12/15/34	11,300	12,015,125
	6.375%, 06/15/37	4,700	5,118,351
	4.625%, 05/15/42	25,970	23,214,834
	4.650%, 01/15/43	9,366	8,339,904
	5.100%, 01/15/44	1,200	1,122,061
	4.650%, 08/15/44	1,200	1,055,725
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.196%, 10/15/28	6,900	6,946,521
Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	9,196,024
	5.500%, 09/15/40	1,264	1,257,430
Energy Transfer LP
	6.625%, 10/15/36	400	437,251
	5.800%, 06/15/38	585	596,358
	7.500%, 07/01/38	400	464,098
	6.050%, 06/01/41	4,600	4,670,649
	5.950%, 10/01/43	4,000	3,964,623
	5.300%, 04/01/44	5,950	5,438,408
Enterprise Products Operating LLC
	6.875%, 03/01/33	900	1,018,977
	7.550%, 04/15/38	3,157	3,795,998
	6.125%, 10/15/39	5,917	6,354,715
	6.450%, 09/01/40	5,135	5,681,819
	5.950%, 02/01/41	2,617	2,735,759
	5.700%, 02/15/42	3,600	3,655,858
	4.850%, 08/15/42	2,400	2,222,822
	4.450%, 02/15/43	2,146	1,882,491
	4.850%, 03/15/44	8,500	7,771,393
	5.100%, 02/15/45	800	750,660
Equinix, Inc.
	3.200%, 11/18/29	1,500	1,444,077
	2.500%, 05/15/31	5,200	4,712,465
ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	405,341

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	ERP Operating LP
	4.500%, 07/01/44		400	$357,101
	Eversource Energy
	4.250%, 04/01/29		600	600,336
	Extra Space Storage LP
	2.350%, 03/15/32		13,100	11,451,761
Exxon Mobil Corp.
	2.995%, 08/16/39		5,200	4,155,215
	4.227%, 03/19/40		18,200	16,617,020
FedEx Corp.
	4.900%, 01/15/34		1,575	1,583,692
	3.250%, 05/15/41		9,950	7,662,517
	4.100%, 04/15/43		400	327,868
	5.100%, 01/15/44		5,400	5,029,922
Fidelity National Financial, Inc.
	3.400%, 06/15/30		18,954	18,087,320
	2.450%, 03/15/31		1,300	1,162,661
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		10,400	7,678,463
	First American Financial Corp.
	2.400%, 08/15/31		16,044	14,050,084
Flex Ltd.
	4.875%, 06/15/29		1,550	1,573,774
	4.875%, 05/12/30		4,000	4,055,507
	Flowserve Corp.
	2.800%, 01/15/32		28,638	25,719,372
	FMR LLC
Ω	4.950%, 02/01/33		924	928,724
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,765,279
	4.000%, 03/25/32		414	397,109
	Fox Corp.
	5.476%, 01/25/39		26,300	26,222,505
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43		3,600	3,508,179
	GATX Corp.
	3.500%, 06/01/32		6,850	6,399,762
General Dynamics Corp.
	4.250%, 04/01/40		800	728,700
	2.850%, 06/01/41		400	301,956
	General Electric Co.
	4.500%, 03/11/44		200	180,381
General Motors Co.
	6.250%, 04/15/35		400	424,708
	6.600%, 04/01/36		15,200	16,557,635
	5.150%, 04/01/38		3,569	3,443,038
	6.250%, 10/02/43		6,800	6,936,969
	5.200%, 04/01/45		400	361,479
General Motors Financial Co., Inc.
	3.600%, 06/21/30		5,000	4,824,794
	4.000%, 07/10/30	EUR	5,000	6,141,648
	2.700%, 06/10/31		500	454,725
	3.100%, 01/12/32		7,400	6,778,245
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	5.450%, 09/06/34	600	$609,373
	5.900%, 01/07/35	800	833,105
	Georgia Power Co.
	4.750%, 09/01/40	400	379,863
	4.300%, 03/15/42	20,400	17,911,449
	Gilead Sciences, Inc.
	4.000%, 09/01/36	1,550	1,440,416
	2.600%, 10/01/40	22,300	16,423,253
	4.800%, 04/01/44	6,000	5,536,997
	Global Payments, Inc.
	2.900%, 11/15/31	400	358,850
	Globe Life, Inc.
	4.800%, 06/15/32	10,000	10,066,853
	Goldman Sachs Group, Inc.
	2.600%, 02/07/30	3,100	2,910,041
	3.800%, 03/15/30	11,500	11,325,870
	6.125%, 02/15/33	1,621	1,765,311
	6.250%, 02/01/41	18,121	19,696,559
	4.800%, 07/08/44	800	736,143
	Halliburton Co.
	6.700%, 09/15/38	4,460	4,984,035
	7.450%, 09/15/39	3,200	3,782,408
	4.500%, 11/15/41	13,340	11,648,545
	4.750%, 08/01/43	1,700	1,510,642
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,124,279
	6.350%, 03/15/40	3,700	3,876,854
	5.100%, 05/15/44	2,000	1,789,490
	HCA, Inc.
	4.375%, 03/15/42	400	341,460
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,000	17,265,036
	Healthcare Realty Holdings LP
#	2.000%, 03/15/31	2,300	2,022,422
	Hess Corp.
	5.600%, 02/15/41	4,600	4,759,091
	Home Depot, Inc.
	5.875%, 12/16/36	8,388	9,052,133
	3.300%, 04/15/40	11,505	9,382,856
#	5.400%, 09/15/40	22,000	22,658,738
	4.400%, 03/15/45	400	348,354
	Host Hotels & Resorts LP
	5.700%, 07/01/34	9,000	9,288,084
	5.500%, 04/15/35	200	202,708
	HP, Inc.
	2.650%, 06/17/31	200	180,473
#	6.000%, 09/15/41	11,400	11,357,510
	Humana, Inc.
	4.950%, 10/01/44	3,000	2,584,481
	Hyatt Hotels Corp.
	5.375%, 12/15/31	4,500	4,636,654
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,262	31,054,587

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Illinois Tool Works, Inc.
3.900%, 09/01/42	200	$169,299
Intel Corp.
4.600%, 03/25/40	27,124	24,344,572
2.800%, 08/12/41	23,576	16,659,132
4.800%, 10/01/41	2,470	2,216,841
5.625%, 02/10/43	26,349	25,707,953
Intercontinental Exchange, Inc.
4.600%, 03/15/33	9,500	9,551,680
2.650%, 09/15/40	16,100	11,876,648
International Business Machines Corp.
3.300%, 01/27/27	154	152,815
1.950%, 05/15/30	7,140	6,512,519
4.150%, 05/15/39	15,550	13,876,861
# 5.600%, 11/30/39	800	826,853
2.850%, 05/15/40	36,982	27,775,308
4.000%, 06/20/42	5,300	4,441,005
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,664,381
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	2,500	2,177,234
J.M. Smucker Co.
4.250%, 03/15/35	9,700	9,151,068
Jabil, Inc.
3.600%, 01/15/30	23,950	23,187,445
3.000%, 01/15/31	14,033	13,032,028
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,621,413
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,014	17,816,981
2.750%, 10/15/32	6,280	5,487,724
Johnson & Johnson
1.300%, 09/01/30	5,000	4,458,190
2.100%, 09/01/40	400	281,448
JPMorgan Chase & Co.
6.400%, 05/15/38	15,400	17,262,111
5.500%, 10/15/40	3,800	3,947,963
5.600%, 07/15/41	11,900	12,300,963
5.400%, 01/06/42	4,350	4,396,798
JPMorgan Chase Bank NA
(r) SOFR + 0.620%, FRN, 4.286%, 04/29/26	900	900,920
(r) SOFR + 1.000%, FRN, 4.706%, 12/08/26	22,820	22,941,218
Juniper Networks, Inc.
3.750%, 08/15/29	3,600	3,521,089
Kellanova
7.450%, 04/01/31	3,159	3,623,887
Kemper Corp.
3.800%, 02/23/32	9,830	9,090,832
Kimco Realty OP LLC
2.250%, 12/01/31	8,200	7,275,718
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	$6,579,666
	6.500%, 09/01/39	1,900	2,093,651
	6.550%, 09/15/40	3,000	3,264,953
	5.625%, 09/01/41	400	396,500
	5.000%, 08/15/42	4,200	3,894,068
	4.700%, 11/01/42	400	357,947
	5.000%, 03/01/43	15,400	14,117,279
	5.500%, 03/01/44	8,520	8,236,736
	5.400%, 09/01/44	250	238,964
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,372,396
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,374,572
Kroger Co.
	7.500%, 04/01/31	15,677	17,854,225
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	9,797	7,727,830
Lazard Group LLC
	4.500%, 09/19/28	15,047	15,151,537
#	4.375%, 03/11/29	400	401,038
Legg Mason, Inc.
	4.750%, 03/15/26	1,172	1,173,192
	5.625%, 01/15/44	5,747	5,721,097
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	8,305	8,354,130
Ω	6.500%, 03/15/35	4,250	4,544,222
Lincoln National Corp.
	3.050%, 01/15/30	244	232,415
	3.400%, 01/15/31	8,337	7,913,799
	3.400%, 03/01/32	23,378	21,626,750
	7.000%, 06/15/40	125	139,906
Lockheed Martin Corp.
	4.850%, 09/15/41	1,445	1,332,930
	4.070%, 12/15/42	800	687,402
	3.800%, 03/01/45	800	644,440
Loews Corp.
	6.000%, 02/01/35	4,000	4,300,341
#	4.125%, 05/15/43	1,500	1,274,319
Lowe's Cos., Inc.
	2.800%, 09/15/41	11,600	8,364,061
LPL Holdings, Inc.
	5.650%, 03/15/35	1,600	1,630,462
LYB International Finance BV
	5.250%, 07/15/43	1,930	1,662,492
LYB International Finance III LLC
	3.375%, 10/01/40	18,400	13,264,074
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,163	15,144,510
	4.750%, 09/15/44	3,000	2,588,765
Marriott International, Inc.
#	2.750%, 10/15/33	6,300	5,501,610

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Mars, Inc.
Ω	1.625%, 07/16/32		1,750	$1,485,420
Ω	3.875%, 04/01/39		1,200	1,052,890
Ω	2.375%, 07/16/40		200	143,415
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		1,661	1,490,736
	4.750%, 03/15/39		400	382,675
	5.350%, 11/15/44		266	260,232
Mastercard, Inc.
	4.350%, 01/15/32		4,000	4,020,327
	4.850%, 03/09/33		5,000	5,123,363
Merck & Co., Inc.
	3.400%, 03/07/29		8,084	7,966,679
	1.450%, 06/24/30		40,301	36,094,983
	3.900%, 03/07/39		400	355,918
	2.350%, 06/24/40		1,200	863,221
	4.900%, 05/17/44		400	374,831
Meta Platforms, Inc.
	3.850%, 08/15/32		3,500	3,386,443
MetLife, Inc.
	5.375%, 07/15/33		3,400	3,565,874
	6.375%, 06/15/34		19,000	21,105,313
	5.875%, 02/06/41		7,148	7,474,794
	4.125%, 08/13/42		5,300	4,509,198
	4.875%, 11/13/43		13,061	12,152,502
Micron Technology, Inc.
	4.663%, 02/15/30		330	333,173
#	2.703%, 04/15/32		2,650	2,383,198
	3.366%, 11/01/41		31,367	24,274,604
Mississippi Power Co.
	4.250%, 03/15/42		400	343,782
Mohawk Industries, Inc.
	3.625%, 05/15/30		971	944,226
Molson Coors Beverage Co.
	5.000%, 05/01/42		7,000	6,495,732
Morgan Stanley
	7.250%, 04/01/32		12,990	14,902,537
	6.375%, 07/24/42		18,888	20,925,342
Mosaic Co.
	5.625%, 11/15/43		8,500	8,197,003
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,542,241
	2.300%, 11/15/30		24,944	22,639,652
MPLX LP
	4.500%, 04/15/38		8,200	7,470,388
National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,575,390
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,129	1,342,842
NBCUniversal Media LLC
	4.450%, 01/15/43		800	680,349
Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	553,983
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38	5,800	$5,234,875
	NetApp, Inc.
	2.700%, 06/22/30	3,400	3,167,691
	NewMarket Corp.
	2.700%, 03/18/31	4,000	3,662,543
	Newmont Corp.
	5.875%, 04/01/35	400	430,301
	5.450%, 06/09/44	600	596,134
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34	400	409,706
	NIKE, Inc.
	3.250%, 03/27/40	5,000	4,023,855
	Northern Trust Corp.
	1.950%, 05/01/30	19,370	17,737,965
	NOV, Inc.
	3.950%, 12/01/42	10,000	7,883,039
	Nucor Corp.
#	3.125%, 04/01/32	4,340	4,038,729
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33	4,200	4,379,189
	Omnicom Group, Inc.
	4.200%, 06/01/30	11,055	10,993,156
	ONE Gas, Inc.
	4.250%, 09/01/32	4,300	4,236,631
	4.658%, 02/01/44	400	355,412
	ONEOK Partners LP
	6.850%, 10/15/37	400	443,272
	6.125%, 02/01/41	1,500	1,552,429
	Oracle Corp.
	3.600%, 04/01/40	17,100	12,629,961
	5.375%, 07/15/40	14,200	12,796,243
	3.650%, 03/25/41	21,500	15,688,577
	4.500%, 07/08/44	400	303,377
	Ovintiv, Inc.
	6.500%, 02/01/38	3,770	3,980,005
	Owens Corning
	3.875%, 06/01/30	8,726	8,560,291
	PepsiCo, Inc.
	4.875%, 11/01/40	400	391,430
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43	14,800	14,223,203
	Pfizer, Inc.
	3.900%, 03/15/39	7,772	6,864,259
	7.200%, 03/15/39	4,570	5,436,085
	2.550%, 05/28/40	8,500	6,236,321
	5.600%, 09/15/40	400	416,596
	4.300%, 06/15/43	107	93,468
	Philip Morris International, Inc.
	3.375%, 08/15/29	5,200	5,082,454
	2.100%, 05/01/30	6,950	6,371,594
	5.625%, 09/07/33	9,500	10,052,060
	6.375%, 05/16/38	7,400	8,200,157
	4.375%, 11/15/41	8,315	7,384,711

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
4.500%, 03/20/42	800	$715,429
3.875%, 08/21/42	10,095	8,319,506
4.125%, 03/04/43	7,308	6,212,349
4.875%, 11/15/43	400	369,479
4.250%, 11/10/44	1,200	1,019,804
Phillips 66
5.875%, 05/01/42	5,486	5,525,659
4.875%, 11/15/44	5,400	4,766,748
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/36	200	216,931
5.150%, 06/01/42	15,148	13,977,865
4.300%, 01/31/43	8,941	7,398,995
4.700%, 06/15/44	8,500	7,284,428
4.900%, 02/15/45	173	152,575
PPG Industries, Inc.
2.550%, 06/15/30	7,901	7,363,784
Precision Castparts Corp.
3.900%, 01/15/43	3,000	2,507,047
Primerica, Inc.
2.800%, 11/19/31	15,500	14,090,740
Principal Financial Group, Inc.
6.050%, 10/15/36	3,400	3,688,270
Progress Energy, Inc.
7.750%, 03/01/31	2,000	2,287,694
Progressive Corp.
3.000%, 03/15/32	13,100	12,084,064
Prologis LP
5.125%, 01/15/34	5,063	5,176,535
Prudential Financial, Inc.
6.625%, 12/01/37	2,400	2,718,160
3.000%, 03/10/40	19,750	15,361,417
6.625%, 06/21/40	2,620	2,965,265
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,151,128
PulteGroup, Inc.
7.875%, 06/15/32	3,895	4,563,001
6.375%, 05/15/33	11,000	12,053,005
6.000%, 02/15/35	6,449	6,907,093
QUALCOMM, Inc.
# 1.650%, 05/20/32	9,643	8,226,591
Realty Income Corp.
2.700%, 02/15/32	13,491	12,218,871
2.850%, 12/15/32	7,577	6,801,450
1.800%, 03/15/33	1,300	1,080,610
4.900%, 07/15/33	4,500	4,550,720
Reinsurance Group of America, Inc.
3.950%, 09/15/26	6,789	6,790,339
# 3.900%, 05/15/29	4,225	4,189,875
3.150%, 06/15/30	15,455	14,664,399
Revvity, Inc.
3.300%, 09/15/29	800	772,468
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	$4,445,945
Ω	5.593%, 11/13/33	10,000	10,674,630
Royalty Pharma PLC
	2.200%, 09/02/30	9,500	8,641,564
	3.300%, 09/02/40	68,617	53,322,599
Sempra
	6.000%, 10/15/39	400	413,935
Shell Finance U.S., Inc.
Ω	6.375%, 12/15/38	20,800	23,219,799
Ω	5.500%, 03/25/40	3,000	3,062,379
	4.550%, 08/12/43	5,000	4,478,458
Shell International Finance BV
	2.875%, 11/26/41	3,200	2,349,518
Sherwin-Williams Co.
#	2.950%, 08/15/29	4,300	4,136,026
Simon Property Group LP
	2.650%, 07/15/30	18,576	17,406,452
	2.200%, 02/01/31	12,148	10,987,775
	2.250%, 01/15/32	1,877	1,658,072
	5.500%, 03/08/33	4,050	4,252,033
	6.750%, 02/01/40	4,515	5,171,691
	4.750%, 03/15/42	4,370	4,027,536
Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	5,642	5,832,071
	4.400%, 06/01/43	6,897	5,926,038
Southern Power Co.
	5.150%, 09/15/41	1,500	1,448,598
Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,482,735
	2.200%, 06/15/30	12,700	11,600,479
Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,150	1,977,832
	3.000%, 05/15/32	400	363,506
	5.200%, 09/01/40	800	774,417
Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	18,698,888
Sutter Health
	3.161%, 08/15/40	2,000	1,573,247
Tapestry, Inc.
	5.500%, 03/11/35	8,000	8,160,916
Targa Resources Corp.
	4.200%, 02/01/33	2,500	2,391,588
Target Corp.
	4.000%, 07/01/42	2,100	1,775,547
Texas Instruments, Inc.
	4.900%, 03/14/33	12,500	12,886,636
	3.875%, 03/15/39	5,790	5,149,587
Textron, Inc.
	2.450%, 03/15/31	14,320	12,990,582
Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	2,400	1,771,023
	5.404%, 08/10/43	7,500	7,517,242
T-Mobile USA, Inc.
	4.375%, 04/15/40	7,500	6,701,559

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Travelers Cos., Inc.
	5.350%, 11/01/40	2,619	$2,651,329
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	7,500	6,718,769
	Union Pacific Corp.
	2.891%, 04/06/36	2,350	1,987,513
	4.375%, 09/10/38	1,100	1,061,017
	3.550%, 08/15/39	10,100	8,599,471
	3.200%, 05/20/41	14,400	11,291,599
	United Parcel Service, Inc.
	5.200%, 04/01/40	800	806,483
	4.875%, 11/15/40	8,011	7,725,466
	UnitedHealth Group, Inc.
	4.200%, 05/15/32	17,300	17,021,992
	6.875%, 02/15/38	350	400,748
	3.500%, 08/15/39	16,438	13,573,863
	2.750%, 05/15/40	14,200	10,494,370
	5.700%, 10/15/40	2,400	2,465,833
	5.950%, 02/15/41	1,400	1,460,740
	3.050%, 05/15/41	28,569	21,494,101
	4.625%, 11/15/41	3,400	3,072,207
	3.950%, 10/15/42	4,000	3,293,919
	5.500%, 07/15/44	18,070	17,765,281
	Unum Group
	4.000%, 06/15/29	10,963	10,852,431
Ω	4.046%, 08/15/41	6,800	5,612,554
	5.750%, 08/15/42	3,000	2,992,960
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	1,158	1,156,898
	Valero Energy Corp.
	7.500%, 04/15/32	580	666,372
	Ventas Realty LP
	3.000%, 01/15/30	1,100	1,046,952
	VeriSign, Inc.
	2.700%, 06/15/31	4,606	4,190,819
	Verizon Communications, Inc.
	2.355%, 03/15/32	1,483	1,307,433
	4.272%, 01/15/36	600	562,323
	4.812%, 03/15/39	12,910	12,229,867
	2.650%, 11/20/40	14,850	10,581,545
	3.400%, 03/22/41	43,850	34,169,743
	2.850%, 09/03/41	5,166	3,716,614
	3.850%, 11/01/42	3,190	2,550,906
	6.550%, 09/15/43	800	876,047
	Virginia Electric & Power Co.
	4.000%, 01/15/43	7,900	6,506,148
	4.650%, 08/15/43	700	625,275
	4.450%, 02/15/44	400	346,483
	Visa, Inc.
#	2.050%, 04/15/30	48,659	45,124,104
	2.700%, 04/15/40	3,300	2,528,505
	Voya Financial, Inc.
	5.700%, 07/15/43	913	910,041
	Walmart, Inc.
	5.625%, 04/01/40	6,000	6,393,031
	5.000%, 10/25/40	7,200	7,286,371
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Walt Disney Co.
# 4.625%, 03/23/40	5,000	$4,762,529
3.500%, 05/13/40	32,131	26,754,583
6.150%, 02/15/41	800	863,929
5.400%, 10/01/43	5,750	5,755,515
4.750%, 09/15/44	400	365,548
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.760%, 12/11/26	840	845,479
Welltower OP LLC
4.125%, 03/15/29	1,150	1,153,345
2.750%, 01/15/31	16,596	15,438,357
2.750%, 01/15/32	2,600	2,367,935
6.500%, 03/15/41	1,903	2,132,909
Western Union Co.
# 6.200%, 11/17/36	400	417,641
Westlake Corp.
3.375%, 06/15/30	11,285	10,810,902
WestRock MWV LLC
8.200%, 01/15/30	18,867	21,431,636
Weyerhaeuser Co.
7.375%, 03/15/32	813	925,249
Williams Cos., Inc.
3.500%, 11/15/30	13,100	12,581,577
6.300%, 04/15/40	21,000	22,615,686
5.800%, 11/15/43	400	397,361
WP Carey, Inc.
2.400%, 02/01/31	1,800	1,626,116
2.450%, 02/01/32	9,800	8,662,393
WRKCo, Inc.
# 3.000%, 06/15/33	19,205	17,116,972
Zoetis, Inc.
4.700%, 02/01/43	1,200	1,097,648
TOTAL UNITED STATES		3,913,384,317
TOTAL BONDS		5,961,588,674
U.S. TREASURY OBLIGATIONS — (38.9%)
U.S. Treasury Bills
∞ 3.587%, 02/24/26	40,000	39,911,430
U.S. Treasury Bonds
6.000%, 02/15/26	25,000	25,019,188
6.125%, 08/15/29	25,000	27,015,625
6.250%, 05/15/30	67,000	73,566,523
4.625%, 02/15/40	4,000	4,024,844
1.125%, 05/15/40	184,000	116,257,813
4.375%, 05/15/40	18,500	18,108,320
1.125%, 08/15/40	195,000	121,974,023
3.875%, 08/15/40	25,000	23,067,383
1.375%, 11/15/40	172,000	111,262,500
1.875%, 02/15/41	147,000	102,337,266
1.750%, 08/15/41	160,000	107,606,250
2.000%, 11/15/41	146,000	101,561,250
2.375%, 02/15/42	135,000	99,019,336
2.750%, 08/15/42	123,000	94,700,391
2.750%, 11/15/42	120,000	91,907,813
3.125%, 02/15/43	114,000	91,970,390

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	2.875%, 05/15/43	130,000	$100,638,281
	3.625%, 08/15/43	60,000	51,653,906
	3.625%, 02/15/44	110,000	94,217,578
	3.375%, 05/15/44	126,000	103,782,657
	3.125%, 08/15/44	130,000	102,694,922
	3.000%, 11/15/44	90,000	69,437,110
	2.500%, 02/15/45	148,000	104,525,000
	3.000%, 05/15/45	90,000	69,039,844
	2.875%, 08/15/45	115,000	86,052,344
U.S. Treasury Notes
	4.625%, 02/28/26	25,000	25,014,593
#(r)	3M USTMMR + 0.150%, FRN, 3.763%, 04/30/26	188,000	188,043,550
(r)	3M USTMMR + 0.182%, FRN, 3.795%, 07/31/26	195,000	195,109,475
(r)	3M USTMMR + 0.205%, FRN, 3.818%, 10/31/26	170,000	170,175,836
(r)	3M USTMMR + 0.098%, FRN, 3.711%, 01/31/27	178,000	178,065,977
(r)	3M USTMMR + 0.160%, FRN, 3.773%, 04/30/27	174,000	174,218,132
(r)	3M USTMMR + 0.190%, FRN, 3.803%, 10/31/27	40,000	40,067,817
	2.625%, 02/15/29	25,000	24,291,016
	2.375%, 03/31/29	10,000	9,627,344
	3.875%, 12/31/29	20,000	20,117,969
	3.500%, 01/31/30	25,000	24,799,805
	3.625%, 03/31/30	20,000	19,912,500
	3.500%, 04/30/30	25,000	24,763,672
	3.875%, 04/30/30	20,000	20,100,000
	3.750%, 05/31/30	19,000	18,996,289
	3.750%, 06/30/30	19,000	18,994,805
	4.000%, 07/31/30	25,000	25,243,164
	4.125%, 08/31/30	65,000	65,929,297
	4.625%, 09/30/30	65,000	67,315,625
	4.875%, 10/31/30	25,000	26,172,851
	3.500%, 11/30/30	24,000	23,690,625
	4.375%, 11/30/30	25,000	25,629,883
	Face Amount^	Value†
	(000)

4.250%, 02/28/31	25,000	$25,490,234
4.625%, 05/31/31	10,000	10,370,703
1.250%, 08/15/31	60,000	52,178,906
1.375%, 11/15/31	50,000	43,470,703
4.375%, 01/31/32	30,000	30,705,469
1.875%, 02/15/32	105,000	93,408,985
4.125%, 02/29/32	60,000	60,583,594
2.875%, 05/15/32	95,000	89,266,602
4.125%, 05/31/32	55,000	55,470,508
4.000%, 06/30/32	55,000	55,079,492
4.000%, 07/31/32	30,000	30,026,953
2.750%, 08/15/32	120,000	111,473,437
3.875%, 08/31/32	55,000	54,617,578
3.875%, 09/30/32	25,000	24,813,476
3.750%, 10/31/32	35,000	34,455,859
4.125%, 11/15/32	80,000	80,534,375
3.750%, 11/30/32	25,000	24,597,656
3.875%, 12/31/32	20,000	19,821,875
3.500%, 02/15/33	80,000	77,381,250
3.375%, 05/15/33	105,000	100,488,281
3.875%, 08/15/33	85,000	83,881,055
4.500%, 11/15/33	85,000	87,271,094
4.000%, 02/15/34	35,000	34,710,156
4.375%, 05/15/34	25,000	25,406,250
U.S.Treasury Notes
(r) 3M USTMMR + 0.159%, FRN, 3.772%, 07/31/27	170,000	170,202,183
TOTAL U.S. TREASURY OBLIGATIONS		4,893,338,886
TOTAL INVESTMENT SECURITIES (Cost $12,607,866,105)		12,276,807,260

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	26,636,772	308,107,542
TOTAL INVESTMENTS — (100.0%)
(Cost $12,915,973,133)^^			$12,584,914,802
As of January 31, 2026, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	117,875,738	NZD	195,095,875	HSBC Bank	03/02/26	$290,569
USD	36,598,093	EUR	30,534,034	UBS AG	04/07/26	297,110

DFA Investment Grade Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	56,218,971	EUR	46,746,211	Australia and New Zealand Bank	04/30/26	$584,422
Total Appreciation						$1,172,101
USD	35,971,977	EUR	30,534,034	Societe Generale	02/02/26	$(221,526)
EUR	30,534,034	USD	36,488,171	UBS AG	02/02/26	(294,667)
USD	64,305,246	NZD	110,739,315	Australia and New Zealand Bank	02/04/26	(2,373,382)
USD	69,528,106	AUD	104,003,497	Australia and New Zealand Bank	02/06/26	(2,894,396)
USD	71,949,039	AUD	106,874,743	Australia and New Zealand Bank	02/09/26	(2,472,479)
USD	78,526,091	EUR	67,095,649	Citibank, N.A.	02/09/26	(1,028,020)
USD	25,992,272	NZD	44,636,064	Australia and New Zealand Bank	02/17/26	(897,124)
USD	69,031,129	AUD	103,290,455	Australia and New Zealand Bank	02/17/26	(2,893,550)
USD	70,751,317	AUD	104,596,107	Bank of New York Mellon	02/23/26	(2,081,814)
USD	1,269,086	NZD	2,186,675	State Street Bank and Trust	03/09/26	(49,173)
USD	18,281,655	CAD	25,181,806	Societe Generale	03/10/26	(240,192)
USD	76,040,861	AUD	114,158,240	Australia and New Zealand Bank	03/13/26	(3,446,503)
USD	146,266,864	NZD	250,756,595	Australia and New Zealand Bank	03/13/26	(4,926,493)
USD	84,465,838	JPY	13,324,824,661	Australia and New Zealand Bank	03/27/26	(2,018,703)
USD	73,107,089	EUR	62,283,410	Australia and New Zealand Bank	03/27/26	(901,488)
Total (Depreciation)						$(26,739,510)
Total Appreciation (Depreciation)						$(25,567,409)
As of January 31, 2026, the value of Rule 144A securities amounted to $434,081,017 or 3.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,421,879,700	—	$1,421,879,700
Bonds
Australia	—	550,732,826	—	550,732,826
Belgium	—	18,131,784	—	18,131,784
Canada	—	248,477,561	—	248,477,561
Denmark	—	22,645,689	—	22,645,689
Finland	—	8,405,642	—	8,405,642
France	—	27,640,731	—	27,640,731
Germany	—	81,891,211	—	81,891,211
Hong Kong	—	3,345,626	—	3,345,626
Ireland	—	2,295,659	—	2,295,659
Italy	—	33,365,997	—	33,365,997
Japan	—	182,074,181	—	182,074,181
Luxembourg	—	45,352,251	—	45,352,251
Netherlands	—	108,822,094	—	108,822,094
New Zealand	—	358,004,667	—	358,004,667
Norway	—	592,209	—	592,209
Singapore	—	9,223,327	—	9,223,327
Spain	—	32,955,567	—	32,955,567
Supranational Organization Obligations	—	195,940,799	—	195,940,799
Sweden	—	7,328,829	—	7,328,829
United Kingdom	—	110,977,707	—	110,977,707

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$3,913,384,317	—	$3,913,384,317
U.S. Treasury Obligations	—	4,893,338,886	—	4,893,338,886
Securities Lending Collateral	—	308,107,542	—	308,107,542
Total Investments in Securities	—	$12,584,914,802	—	$12,584,914,802
Financial Instruments
Assets
Forward Currency Contracts**	—	1,172,101	—	1,172,101
Liabilities
Forward Currency Contracts**	—	(26,739,510)	—	(26,739,510)
Total Financial Instruments	—	$(25,567,409)	—	$(25,567,409)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	317,675	$335,650,500
2.500%, 01/15/29	471,838	491,465,501
3.875%, 04/15/29	441,207	479,067,026
3.375%, 04/15/32	293,123	326,145,628
2.125%, 02/15/40	407,951	404,707,613
2.125%, 02/15/41	389,042	381,948,154
0.750%, 02/15/42	269,710	210,489,628
0.625%, 02/15/43	227,712	170,040,941
1.375%, 02/15/44	157,871	132,357,112
0.750%, 02/15/45	46,805	34,153,498
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	36,160	36,088,982
0.875%, 01/15/29	506,471	503,773,400
0.250%, 07/15/29	152,711	148,861,126
0.125%, 01/15/30	246,954	236,909,204
0.125%, 07/15/30	116,321	111,108,931
0.125%, 01/15/31	211,699	199,735,351
0.125%, 07/15/31	174,167	163,342,347
0.125%, 01/15/32	277,155	256,217,996
0.625%, 07/15/32	68,059	64,505,699
1.125%, 01/15/33	99,033	95,923,301
1.375%, 07/15/33	29,886	29,392,172
1.750%, 01/15/34	148,696	149,006,347
1.875%, 07/15/34	45,456	45,979,922
2.125%, 01/15/35	30,816	31,568,160
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,344,308,116)		5,038,438,539

		Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	41,396,857	41,396,857
TOTAL INVESTMENTS — (100.0%)
(Cost $5,385,704,973)^^			$5,079,835,396
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,038,438,539	—	$5,038,438,539
Temporary Cash Investments	$41,396,857	—	—	41,396,857
Total Investments in Securities	$41,396,857	$5,038,438,539	—	$5,079,835,396

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.3%)
ALABAMA — (0.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$594,181
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	729,334
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	995	1,007,899
TOTAL ALABAMA		2,331,414
ALASKA — (0.2%)
Borough of Matanuska-Susitna (RB) Series 2025A
5.000%, 09/01/26	3,000	3,044,636
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	385	391,533
TOTAL ALASKA		3,436,169
ARIZONA — (1.6%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	530	547,622
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	1,995	2,017,057
5.000%, 07/01/27	750	778,242
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,425	1,431,564
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	3,840	3,882,455
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	810	819,225
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	$1,264,080
5.000%, 07/01/27	2,730	2,831,252
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	621,927
5.000%, 07/01/27	2,095	2,172,700
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/26	3,750	3,792,240
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/34	2,350	2,401,322
TOTAL ARIZONA		22,559,686
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	1,200	1,247,705
CALIFORNIA — (3.4%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	849,580
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	7,000	7,051,134
State of California (GO)
5.000%, 04/01/27	17,740	18,350,980
5.000%, 08/01/27	2,020	2,109,329
5.000%, 09/01/28	1,675	1,703,320
5.000%, 10/01/28	20	20,049
5.000%, 08/01/29	1,155	1,171,862
5.000%, 10/01/29	3,305	3,320,923
5.000%, 08/01/30	1,405	1,425,091
5.000%, 09/01/30	1,345	1,367,348
5.000%, 09/01/31	2,600	2,641,683
5.000%, 08/01/33	5,705	5,776,629

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BX
5.000%, 05/15/26	2,110	$2,128,554
TOTAL CALIFORNIA		47,916,482
COLORADO — (1.9%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	5,950	6,091,908
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	6,020	6,165,156
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	1,120	1,139,096
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	205	209,567
5.000%, 12/01/27	135	141,581
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	555	565,438
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	5,730	5,792,507
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,145	3,217,691
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	1,135	1,161,234
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	310	316,725
5.000%, 12/01/27	350	366,933
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/26	1,750	1,757,766
TOTAL COLORADO		26,925,602
	Face Amount	Value†
	(000)
CONNECTICUT — (2.7%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	$643,742
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,013,224
City of New Haven (GO) Series B
5.000%, 08/01/26	100	101,213
Regional School District No. 18 (GO)
4.000%, 08/13/26	7,050	7,113,846
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,150	2,166,725
Town of Ellington (GO)
4.000%, 09/22/26	3,000	3,030,931
Town of Greenwich (GO)
4.000%, 02/05/26	10,095	10,096,343
TOTAL CONNECTICUT		38,166,024
DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,400	2,473,283
District of Columbia (GO) Series D
5.000%, 06/01/26	2,860	2,886,262
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	1,180	1,201,817
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	3,485	3,614,199
TOTAL DISTRICT OF COLUMBIA		10,175,561
FLORIDA — (6.5%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,715,051
5.000%, 07/01/28	3,560	3,779,734
City of Jacksonville (RB)
5.000%, 10/01/27	2,900	3,034,170
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,395	1,454,369
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,305	1,354,012
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	825	839,703
5.000%, 10/01/27	375	391,596

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	340	$346,059
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,310	1,333,084
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	150	152,683
5.000%, 10/01/27	165	172,302
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	880	895,742
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	545	565,314
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/27	260	269,501
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	880	894,598
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/26	350	355,701
Lee County School Board (COP) Series B
5.000%, 08/01/26	880	891,421
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	310	313,418
5.000%, 07/01/27	275	285,367
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	660	660,000
5.000%, 02/01/27	360	368,536
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,932,955
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,945
Pinellas County School Board (RN)
4.000%, 06/30/26	5,895	5,935,235
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	395	$398,850
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,125	6,164,634
5.000%, 05/01/32	4,320	4,345,375
School District of Broward County (RN)
4.000%, 06/25/26	16,080	16,184,948
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,020	2,093,286
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	7,310	7,388,780
State of Florida (GO) Series A
5.000%, 06/01/26	5,990	6,043,903
5.000%, 07/01/26	1,060	1,072,064
5.000%, 07/01/27	2,040	2,119,080
State of Florida (GO) Series B
5.000%, 07/01/26	1,525	1,542,356
State of Florida (GO) Series C
4.000%, 06/01/32	1,980	2,016,873
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	2,133	2,157,542
5.000%, 07/01/27	504	523,609
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/26	2,385	2,412,441
Tampa Bay Water (RB)
5.000%, 10/01/26	1,635	1,663,375
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,020	1,033,035
TOTAL FLORIDA		91,142,647
GEORGIA — (0.6%)
Cobb County School District (GO)
4.000%, 12/15/26	5,000	5,075,699

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	665	$673,913
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,510	2,512,191
TOTAL GEORGIA		8,261,803
HAWAII — (1.1%)
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	105	106,209
5.000%, 11/01/26	1,115	1,138,187
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	100	101,151
City & County of Honolulu (GO) Series C
4.000%, 07/01/26	270	272,003
County of Hawaii (GO) Series A
5.000%, 09/01/31	910	935,032
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,059,131
State of Hawaii (GO) Series FG
5.000%, 10/01/31	2,865	2,914,548
4.000%, 10/01/32	1,560	1,571,297
State of Hawaii (GO) Series FH
4.000%, 10/01/30	2,000	2,016,730
State of Hawaii (GO) Series FN
5.000%, 10/01/29	765	798,626
TOTAL HAWAII		14,912,914
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/26	465	466,998
5.000%, 04/01/27	410	422,445
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/26	535	536,056
5.000%, 03/01/27	240	246,550
TOTAL IDAHO		1,672,049
	Face Amount	Value†
	(000)
ILLINOIS — (2.9%)
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	1,315	$1,345,502
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	229,512
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/27	225	234,783
County of Cook (GO)
5.000%, 11/15/34	805	814,877
County of Cook (GO) Series A
5.000%, 11/15/26	2,155	2,198,282
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	305	310,846
Elmhurst Park District (GO)
5.000%, 12/15/26	270	276,022
5.000%, 12/15/27	220	230,508
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	365,988
Illinois Finance Authority (RB)
3.150%, 08/01/43	5,880	5,880,000
Illinois Finance Authority (RB) Series C
5.000%, 04/01/27	2,000	2,060,590
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,000	1,016,791
3.050%, 08/15/49	2,920	2,920,000
Illinois Finance Authority (RB) Series D-1
3.150%, 08/01/43	11,375	11,375,000
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/26	395	395,000
5.000%, 02/01/27	525	537,788
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,075	6,087,008
State of Illinois (GO) Series B
5.000%, 10/01/27	3,115	3,238,627

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series D
5.000%, 11/01/27	870	$906,166
TOTAL ILLINOIS		40,423,290
IOWA — (0.2%)
State of Iowa Board of Regents (RB) Series 2025A
5.000%, 09/01/27	2,100	2,184,443
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	13,030	13,083,474
City of Olathe (GO) Series A
5.000%, 09/01/26	4,170	4,234,485
TOTAL KANSAS		17,317,959
KENTUCKY — (0.7%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	550	555,611
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	1,275	1,283,586
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	770	782,255
Louisville/Jefferson County Metropolitan Government (RB) Series C
3.150%, 10/01/53	7,820	7,820,000
TOTAL KENTUCKY		10,441,452
LOUISIANA — (0.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	75	75,156
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	140	144,141
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	7,170	7,217,474
TOTAL LOUISIANA		7,436,771
	Face Amount	Value†
	(000)
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/26	980	$990,990
5.000%, 07/01/27	1,765	1,831,914
TOTAL MAINE		2,822,904
MARYLAND — (3.1%)
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	1,719,157
County of Anne Arundel (GO) Series B
5.000%, 10/01/26	2,485	2,531,442
County of Baltimore (GO)
5.000%, 07/01/26	1,235	1,249,081
5.000%, 08/01/26	3,790	3,797,848
County of Calvert (GO)
5.000%, 07/01/27	745	773,403
County of Charles (GO)
5.000%, 10/01/26	1,120	1,140,333
County of Montgomery (GO) Series A
5.000%, 10/01/26	6,060	6,171,232
County of Prince George's (GO) Series A
5.000%, 08/01/26	3,280	3,325,676
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	665	671,896
5.000%, 07/01/27	400	413,844
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/26	350	352,637
5.000%, 08/15/26	235	237,917
5.000%, 05/15/27	260	268,761
5.000%, 08/15/27	190	197,041
3.150%, 06/01/48	2,510	2,510,000
State of Maryland (GO) Series A
5.000%, 08/01/26	470	476,580
5.000%, 03/15/27	525	541,387
State of Maryland (GO) Series B
5.000%, 08/01/26	1,315	1,333,411
5.000%, 08/01/28	15,000	16,018,587
TOTAL MARYLAND		43,730,233
MASSACHUSETTS — (4.1%)
City of Fall River (GO)
4.000%, 01/29/27	6,564	6,664,435
City of Peabody (GO)
4.000%, 07/10/26	5,385	5,424,549

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Quincy (GO)
5.000%, 07/24/26	8,308	$8,411,041
City of Revere (GO)
4.000%, 07/10/26	1,209	1,217,569
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,020	5,071,419
5.000%, 07/01/29	5,295	5,352,166
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	435	450,933
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,375	1,403,537
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	155	164,642
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	365	368,251
5.000%, 07/01/27	320	329,712
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/26	2,140	2,162,191
Town of Easton (GO)
4.000%, 03/05/26	1,764	1,766,590
Town of Hingham (GO)
4.000%, 02/13/26	8,205	8,208,888
Town of Swampscott (GO)
4.000%, 03/05/26	1,416	1,418,233
Town of Westborough (GO)
4.000%, 03/27/26	5,500	5,513,976
Town of Winchester (GO)
4.000%, 07/17/26	2,082	2,099,407
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,500	2,506,431
TOTAL MASSACHUSETTS		58,533,970
MICHIGAN — (1.3%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,232,804
5.000%, 05/01/27	2,940	3,036,762
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	1,430	1,439,468
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Farmington Public School District (GO)
5.000%, 05/01/26	735	$739,388
5.000%, 05/01/27	1,400	1,442,401
Ferris State University (RB) (AG) Series A
5.000%, 10/01/27	340	354,945
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	2,745	2,827,202
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	540	543,440
5.000%, 05/01/27	580	598,508
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	465	477,824
6.000%, 11/01/27	220	234,079
South Lyon Community Schools (GO)
5.000%, 05/01/26	880	885,739
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	785	809,593
5.000%, 05/01/28	495	522,998
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/26	2,085	2,097,970
5.000%, 05/01/27	1,045	1,077,955
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	440	452,654
TOTAL MICHIGAN		18,773,730
MINNESOTA — (1.9%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	2,370	2,370,000
County of Hennepin (GO) Series C
5.000%, 12/01/26	6,355	6,500,451
5.000%, 12/01/31	1,030	1,050,621
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	475	484,100
5.000%, 12/01/27	295	307,676
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/26	480	487,506

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	$145,313
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,295	1,295,000
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,765	1,765,000
State of Minnesota (GO) Series A
5.000%, 08/01/27	10,945	11,400,767
5.000%, 08/01/33	985	997,267
TOTAL MINNESOTA		26,803,701
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series B
5.000%, 12/01/28	1,265	1,291,046
MISSOURI — (0.2%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	480	488,892
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,645	1,647,225
TOTAL MISSOURI		2,136,117
NEBRASKA — (0.3%)
City of Omaha (GO) Series B
5.000%, 04/15/26	245	246,369
5.000%, 04/15/27	180	185,955
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,125,089
Nebraska State Colleges Facilities Corp. (RB) (AG) Series B
5.000%, 07/15/26	645	652,180
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,035	1,035,000
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	935	$960,529
TOTAL NEBRASKA		4,205,122
NEVADA — (0.5%)
Clark County School District (GO) Series A
5.000%, 06/15/26	1,715	1,731,837
Clark County School District (GO) Series B
5.000%, 06/15/26	2,050	2,070,125
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	1,999,482
Washoe County School District (GO) Series A
5.000%, 06/01/27	585	605,895
5.000%, 06/01/28	625	663,283
TOTAL NEVADA		7,070,622
NEW HAMPSHIRE — (0.7%)
City of Manchester (GO)
4.000%, 11/12/26	10,330	10,468,931
NEW JERSEY — (7.8%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	745	757,604
City of Hoboken (GO) Series A
4.000%, 03/10/26	8,100	8,114,190
City of New Brunswick (GO)
4.000%, 09/08/26	6,215	6,276,569
City of Newark (GO)
4.000%, 12/11/26	5,000	5,059,343
City of Summit (GO)
4.000%, 07/16/26	1,465	1,476,695
County of Hudson (GO)
4.000%, 02/26/26	15,205	15,221,586
County of Mercer (GO) Series A
4.000%, 03/31/26	5,500	5,514,744
County of Union (GO)
4.000%, 06/12/26	15,000	15,092,304
Essex County Improvement Authority (RN)
5.000%, 03/17/26	1,785	1,790,950

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Hudson County Improvement Authority (RN) Series A
4.000%, 03/12/26	957	$958,743
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	690	694,368
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	4,785	4,793,990
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/26	765	773,346
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,310	1,401,074
Princeton (GO)
4.000%, 02/19/26	10,250	10,258,266
Township of East Brunswick (GO)
4.000%, 07/14/26	7,095	7,146,706
Township of Evesham (GO)
4.000%, 09/14/26	4,000	4,037,769
Township of Ewing (GO)
4.000%, 12/22/26	4,025	4,087,412
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	4,000	4,041,056
Township of Morris (GO)
3.750%, 09/24/26	2,000	2,017,005
Township of Old Bridge (GO)
4.000%, 09/09/26	2,320	2,343,234
Township of Woodbridge (GO)
4.000%, 03/13/26	5,905	5,915,887
Westfield School District (GO)
4.000%, 09/03/26	2,770	2,796,624
TOTAL NEW JERSEY		110,569,465
NEW MEXICO — (1.2%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	475	481,300
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
Central New Mexico Community College (GO)
5.000%, 08/15/26	2,400	$2,434,680
5.000%, 08/15/27	10,290	10,709,051
City of Albuquerque (GO) Series A
5.000%, 07/01/26	1,000	1,011,097
State of New Mexico (GO)
5.000%, 03/01/26	1,550	1,553,383
5.000%, 03/01/27	1,000	1,029,601
TOTAL NEW MEXICO		17,219,112
NEW YORK — (10.8%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	3,000	3,026,779
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	3,500	3,517,479
City of New Rochelle (GO)
4.000%, 12/09/26	8,000	8,116,079
City of New York (GO) Series A-1
4.000%, 08/01/32	1,690	1,696,671
5.000%, 08/01/33	930	941,073
City of New York (GO) Series B-1
5.000%, 08/01/26	775	785,433
5.000%, 08/01/27	3,875	4,031,228
5.000%, 12/01/31	1,135	1,158,572
5.000%, 12/01/34	1,220	1,243,208
City of New York (GO) Series C
5.000%, 08/01/26	1,465	1,484,722
City of New York (GO) Series D4
3.200%, 08/01/40	4,800	4,800,000
City of New York (GO) Series E
5.000%, 08/01/32	785	794,620
City of New York (GO) Series F
5.000%, 08/01/26	1,905	1,930,645
City of New York (GO) Series F-5
3.200%, 06/01/44	2,075	2,075,000
City of New York (GO) Series I-2
3.250%, 03/01/40	6,440	6,440,000
City of Oneida (GO)
4.000%, 03/27/26	4,500	4,511,220

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of Rochester (GO) Series I
4.000%, 02/26/26	3,000	$3,003,293
City of Troy (GO)
4.000%, 01/29/27	1,000	1,013,825
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	5,000	5,032,988
Corning City School District (GO) Series A
4.000%, 06/18/26	3,975	3,999,844
County of Suffolk (GO)
4.000%, 07/24/26	21,000	21,181,455
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	5,390	5,445,639
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	2,000	2,011,953
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	1,055	1,062,011
Metropolitan Transportation Authority (RB) Series 2012G-1
3.200%, 11/01/32	730	730,000
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	245	250,300
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	885	900,473
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,012,598
New York State Dormitory Authority (RB)
5.000%, 07/01/26	485	490,170
5.000%, 07/01/27	195	202,025
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/30	1,310	1,331,398
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/33	435	451,543
5.000%, 02/15/34	3,320	3,442,180
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	390	$402,437
5.000%, 03/15/28	715	756,475
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,551,434
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	5,045	5,084,721
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	4,000	4,032,499
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	5,500	5,546,537
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	5,030	5,063,742
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,000	5,011,008
Town of Oyster Bay (GO)
4.000%, 08/21/26	3,255	3,285,917
Town of Salina (GO) Series A
4.000%, 06/05/26	5,000	5,027,507
Town of Tonawanda (GO)
4.000%, 08/21/26	4,110	4,147,886
Town of Webster (GO)
4.000%, 08/25/26	6,030	6,086,736
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/26	825	843,296
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,135	2,210,975
Village of Freeport (GO) Series F
3.750%, 11/12/26	2,705	2,734,333
TOTAL NEW YORK		152,899,927

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (0.8%)
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.200%, 01/15/48	1,195	$1,195,000
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	295	309,831
County of Union (GO) Series B
5.000%, 09/01/26	3,460	3,514,563
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	1,910	1,926,149
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	2,825	2,845,517
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,120	1,161,624
TOTAL NORTH CAROLINA		10,952,684
OHIO — (2.0%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	1,790	1,791,515
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	1,220	1,245,956
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	575	579,670
5.000%, 06/01/27	485	500,480
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,375	1,403,742
County of Allen Hospital Facilities Revenue (RB) Series C
3.200%, 06/01/34	6,690	6,690,000
County of Lucas (GO)
4.000%, 10/09/26	1,000	1,011,516
Ohio Higher Educational Facility Commission (RB) Series B2
3.200%, 01/01/39	3,165	3,165,000
Ohio State University (RB) Series A
5.000%, 12/01/26	465	475,418
	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series A
5.000%, 05/01/32	920	$948,886
State of Ohio (GO) Series AA
5.000%, 05/01/27	4,585	4,742,167
State of Ohio (GO) Series Z
5.000%, 05/01/27	1,745	1,804,816
University of Akron (RB) Series A
4.000%, 01/01/28	3,265	3,345,489
TOTAL OHIO		27,704,655
OKLAHOMA — (0.2%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	1,933,106
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,605,574
TOTAL OKLAHOMA		3,538,680
OREGON — (1.4%)
City of Hillsboro (GO)
5.000%, 06/01/27	685	709,742
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	160	169,647
County of Washington (GO)
5.000%, 06/01/26	5,110	5,157,212
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	955	964,584
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	935	944,383
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,493,050
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	439,601

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/26	2,200	$2,222,499
TOTAL OREGON		20,100,718
PENNSYLVANIA — (0.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,780	1,799,410
City of Philadelphia (GO) Series B
5.000%, 02/01/26	980	980,000
City of Philadelphia (GO) Series C
5.000%, 08/01/26	1,255	1,271,101
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,655	4,663,702
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,333,293
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	625	630,365
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	212,912
TOTAL PENNSYLVANIA		11,890,783
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series C
5.000%, 08/01/26	1,710	1,732,832
SOUTH CAROLINA — (4.9%)
Beaufort County School District (GO) Series A
5.000%, 03/02/26	10,050	10,072,481
Beaufort County School District (GO) Series B
5.000%, 03/01/27	5,540	5,701,282
Beaufort County School District (GO) Series C
5.000%, 03/01/26	6,040	6,053,059
5.000%, 03/01/27	6,710	6,905,343
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County School District (GO) Series A
5.000%, 02/01/26	3,750	$3,750,000
5.000%, 02/01/27	1,375	1,413,094
Clover School District No. 2 (GO)
5.000%, 03/01/26	15,015	15,047,958
Horry County School District (GO)
5.000%, 03/01/26	7,700	7,717,029
Orangeburg County School District (GO)
5.000%, 08/13/26	4,000	4,052,869
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,011,597
York County School District No. 1 (GO)
4.000%, 07/30/26	7,000	7,060,392
TOTAL SOUTH CAROLINA		68,785,104
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	840	855,798
TENNESSEE — (1.2%)
City of Memphis (GO) Series A
5.000%, 04/01/26	1,170	1,175,159
5.000%, 04/01/27	1,390	1,433,864
City of Memphis (GO) Series B
5.000%, 04/01/26	1,310	1,315,776
County of Rutherford (GO) Series A
5.000%, 04/01/26	1,960	1,968,740
County of Rutherford (GO) Series B
5.000%, 04/01/26	2,975	2,988,267
5.000%, 04/01/27	1,405	1,449,009
County of Williamson (GO)
5.000%, 04/01/26	1,710	1,717,654
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	186,883
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	3,035	3,066,438

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	705	$712,950
5.000%, 07/01/27	320	332,291
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	220	228,330
5.000%, 07/01/28	260	276,345
TOTAL TENNESSEE		16,851,706
TEXAS — (18.0%)
Alamo Community College District (GO)
5.000%, 02/15/26	790	790,764
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,020	1,021,021
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	640	640,640
5.000%, 02/15/27	490	504,030
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,350	1,351,281
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,020	1,021,005
Austin Community College District (GO)
5.000%, 08/01/26	620	628,068
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	725	734,543
5.000%, 08/01/27	375	389,668
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	160	162,186
5.000%, 08/01/27	2,335	2,430,545
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	7,320	7,427,940
5.000%, 08/15/27	11,260	11,729,395
5.000%, 08/15/28	565	603,019
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	2,425	2,526,188
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	3,455	$3,544,741
City of Austin (GO)
5.000%, 05/01/26	700	704,717
5.000%, 09/01/26	460	467,326
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	410	418,581
5.000%, 11/15/27	360	377,129
5.000%, 11/15/32	480	488,922
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	860	876,693
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/26	955	964,565
City of Carrollton (GO)
5.000%, 08/15/26	3,015	3,059,702
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	890	900,574
City of Dallas (GO)
5.000%, 02/15/26	1,475	1,476,427
5.000%, 08/15/27	2,570	2,676,644
City of Dallas (GO) Series A
5.000%, 02/15/26	3,130	3,133,028
5.000%, 02/15/27	3,580	3,680,641
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,211,422
City of El Paso (GO)
5.000%, 08/15/26	955	968,184
5.000%, 08/15/34	1,000	1,011,895
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	490	491,002
5.000%, 03/01/27	290	298,056
City of Fort Worth (GO)
5.000%, 03/01/26	15,065	15,097,287
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/26	1,230	1,231,190
City of Frisco (GO)
5.000%, 02/15/26	2,515	2,517,451
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	175	179,880

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 03/01/28	260	$273,636
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	300	304,125
5.000%, 08/15/27	355	368,746
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,796,991
City of Houston (RN)
5.000%, 06/30/26	6,000	6,067,118
City of Houston (GO) Series A
5.000%, 03/01/32	1,370	1,406,486
City of Irving (GO)
5.000%, 09/15/27	2,670	2,784,069
City of Kyle (GO) (AG)
5.000%, 08/15/26	670	679,573
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	210	216,122
City of McKinney (GO)
5.000%, 08/15/26	1,225	1,242,438
City of Pearland (GO)
5.000%, 03/01/26	675	676,408
5.000%, 03/01/27	2,670	2,745,616
City of Pearland (GO) Series A
5.000%, 03/01/27	875	899,780
City of Plano (GO)
5.000%, 09/01/26	2,445	2,483,514
5.000%, 09/01/27	1,310	1,365,898
City of San Antonio (GO)
5.000%, 02/01/26	5,465	5,465,000
5.000%, 02/01/27	1,775	1,824,123
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,430	1,441,356
City of Temple (GO)
5.000%, 08/01/26	850	861,358
5.000%, 08/01/27	540	561,609
City of Temple (GO) Series A
5.000%, 08/01/26	180	182,405
City of Temple (GO) Series B
5.000%, 08/01/26	295	298,942
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	440	445,879
5.000%, 08/01/27	265	275,604
Clear Lake City Water Authority (GO)
5.000%, 03/01/26	260	260,502
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	100	$102,919
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,834,696
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/30	7,585	7,585,000
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	335,328
County of Collin (GO)
5.000%, 02/15/26	2,500	2,502,353
County of Denton (GO)
5.000%, 07/15/26	610	617,330
5.000%, 07/15/27	185	192,184
County of Ector (GO)
5.000%, 02/15/26	885	885,830
County of Harris (GO)
5.000%, 09/15/26	1,270	1,291,575
County of Harris (GO) Series A
5.000%, 09/15/26	3,530	3,589,968
5.000%, 10/01/27	1,000	1,045,378
County of Hidalgo (GO)
5.000%, 08/15/26	1,010	1,023,564
County of Midland (GO)
5.000%, 02/15/26	2,310	2,312,140
County of Montgomery (GO)
5.000%, 03/01/31	12,255	12,281,064
County of Montgomery (GO) Series A
5.000%, 03/01/26	740	741,586
5.000%, 03/01/27	1,480	1,521,593
County of Travis (GO)
5.000%, 03/01/27	6,350	6,536,034
County of Williamson (GO)
5.000%, 02/15/26	1,310	1,311,267
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	1,515,719
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,040	2,096,712
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	810,745

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD)
4.000%, 02/15/28	815	$842,842
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	535	535,523
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	2,820	2,848,104
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,550	1,610,973
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/26	635	643,800
DeSoto Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	990	1,003,508
5.000%, 08/15/27	770	799,579
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	550	565,748
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	905	905,733
5.000%, 02/15/27	590	603,965
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	515	522,331
5.000%, 08/15/27	385	400,086
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/26	1,240	1,258,185
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,335	1,372,391
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,045	1,074,486
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	3,685	3,739,041
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	255	$262,142
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	823,969
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	410	410,395
5.000%, 02/15/27	940	965,936
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,501,451
5.000%, 02/15/27	2,500	2,570,280
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	905	930,441
Humble Independent School District (GO) Series B
5.000%, 02/15/27	1,270	1,304,118
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,515	1,558,220
5.000%, 02/15/28	825	870,859
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,660	1,661,661
5.000%, 02/15/27	1,530	1,574,445
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	335,328
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	1,545	1,546,420
5.000%, 02/15/27	425	436,373
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	930	930,879
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	870	882,806

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,050	$2,078,191
Lower Colorado River Authority (RB)
5.000%, 05/15/26	2,940	2,963,049
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	500	517,009
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	615	636,398
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,780	1,781,768
5.000%, 02/15/27	1,100	1,129,665
Mesquite Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,345	1,364,291
5.000%, 08/15/27	1,530	1,591,364
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,620	1,621,597
Montgomery Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,345	1,346,276
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	400	400,380
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	205	209,414
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	1,160	1,170,795
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,075	2,101,619
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/33	6,990	7,148,691
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/28	145	154,266
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	4,510	$4,556,600
Seguin Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/26	800	811,474
5.000%, 08/15/27	550	572,398
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,836,836
5.000%, 08/15/27	1,500	1,563,402
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	816,935
Stanton Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,501,429
State of Texas (GO) Series A
5.000%, 10/01/31	3,075	3,208,893
State of Texas (GO) Series B
5.000%, 10/01/31	2,760	2,880,177
Stephen F Austin State University (RB)
5.000%, 10/15/29	310	315,142
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	310	324,343
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	485	490,009
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/27	190	198,358
5.000%, 11/15/28	630	673,331
Texas A&M University (RB) Series A
5.000%, 05/15/26	815	821,401
5.000%, 05/15/27	855	885,246
Texas Tech University System (RB) Series A
5.000%, 02/15/26	2,245	2,247,117
5.000%, 02/15/27	490	503,444
Town of Prosper (GO)
5.000%, 02/15/26	650	650,605

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Travis County Healthcare District (GO)
5.000%, 03/01/27	525	$539,698
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	270	270,000
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	410	415,233
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	110	111,572
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	725	725,688
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/26	280	285,801
TOTAL TEXAS		253,508,556
UTAH — (0.5%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/26	6,795	6,855,739
Utah Transit Authority (RB)
5.000%, 12/15/26	870	890,810
TOTAL UTAH		7,746,549
VIRGINIA — (0.3%)
City of Newport News (GO) Series A
5.000%, 08/01/29	790	821,672
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	775	781,584
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,035	1,053,376
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	405	409,731
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	950	$959,732
TOTAL VIRGINIA		4,026,095
WASHINGTON — (5.8%)
City of Seattle (GO)
5.000%, 06/01/26	13,160	13,282,027
4.000%, 12/01/32	1,360	1,360,710
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	1,035	1,042,079
5.000%, 05/01/27	565	584,424
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	4,515	4,515,000
5.000%, 02/01/27	580	595,993
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	690	705,372
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	3,475	3,514,722
County of Spokane (GO)
5.000%, 12/01/26	155	158,492
5.000%, 12/01/27	175	183,595
Energy Northwest (RB)
5.000%, 07/01/26	525	525,680
Energy Northwest (RB) Series A
5.000%, 07/01/27	7,985	8,070,840
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	1,515	1,526,742
5.000%, 12/01/27	2,105	2,210,327
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	185	187,720
5.000%, 09/01/27	400	415,926
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	585	597,740
5.000%, 12/01/27	370	388,241
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	425	434,717

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/27	315	$330,762
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	650	664,861
5.000%, 12/01/27	675	708,775
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	3,495	3,543,060
State of Washington (GO) Series B
5.000%, 08/01/29	1,035	1,049,023
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,565	1,586,520
5.000%, 08/01/28	3,230	3,273,924
5.000%, 08/01/29	5,755	5,832,973
5.000%, 08/01/31	1,350	1,368,089
State of Washington (GO) Series R-2018C
5.000%, 08/01/26	290	293,988
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	5,610	5,651,114
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	3,820	4,075,364
State of Washington (GO) Series R-2026A
5.000%, 07/01/26	6,000	6,068,534
University of Washington (RB)
5.000%, 12/01/26	3,585	3,665,317
5.000%, 12/01/27	650	681,985
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	790	791,592
5.000%, 03/01/27	880	904,017
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	595	616,356
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	370	374,162
TOTAL WASHINGTON		81,780,763
WISCONSIN — (4.4%)
City of Madison (GO) Series B
5.000%, 10/01/26	6,875	6,996,147
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) (AG) Series N2
5.000%, 12/01/26	1,500	$1,532,080
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	1,070	1,100,518
City of Racine (GO)
4.500%, 03/15/27	1,810	1,813,811
County of Kenosha (GO) Series A
4.000%, 09/01/26	1,445	1,459,002
County of Pierce (GO) Series A
5.000%, 03/01/26	1,060	1,062,292
Green Bay Area Public School District (GO)
4.000%, 04/01/26	500	501,345
5.000%, 04/01/27	3,645	3,757,468
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	835	859,037
Milwaukee Area Technical College District (GO) Series C
5.000%, 06/01/26	1,120	1,129,873
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 04/01/26	5,725	5,741,346
Onalaska School District (GO)
5.000%, 04/01/26	4,785	4,805,141
Portage Community School District (GO)
5.000%, 03/01/26	100	100,202
Public Finance Authority (RB) Series A
5.000%, 07/01/26	1,295	1,307,836
Sheboygan Area School District (GO)
5.000%, 03/01/26	595	596,233
Sparta Area School District (GO) (AG)
5.000%, 03/01/26	590	591,222
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	875	893,117
State of Wisconsin (GO) Series A
5.000%, 05/01/27	10,330	10,683,179
5.000%, 05/01/28	10,000	10,603,874

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series B
5.000%, 05/01/28	5,895	$6,252,277
TOTAL WISCONSIN		61,786,000
TOTAL MUNICIPAL BONDS (Cost $1,371,025,682)		1,374,337,774
COMMERCIAL PAPER — (2.6%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	10,000	10,002,007
California Statewide Communities Development Authority
2.350%, 07/09/26	15,000	15,003,052
County of Harris
2.450%, 03/26/26	2,377	2,377,000
	Face Amount	Value†
	(000)

County of Maricopa
2.700%, 02/04/26	4,500	$4,500,269
University of Pittsburgh-of the Commonwealth System of Higher Education
2.580%, 03/05/26	4,800	4,801,080
TOTAL COMMERCIAL PAPER (Cost $36,677,000)		36,683,408

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $736,777)	736,703	736,777
TOTAL INVESTMENTS — (100.0%)
(Cost $1,408,439,459)^^		$1,411,757,959
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,374,337,774	—	$1,374,337,774
Commercial Paper	—	36,683,408	—	36,683,408
Investment Companies	$736,777	—	—	736,777
Total Investments in Securities	$736,777	$1,411,021,182	—	$1,411,757,959

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$633,849
5.000%, 03/01/30	810	888,451
4.000%, 03/01/33	1,250	1,302,706
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	694,215
TOTAL ALABAMA		3,519,221
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	316,814
ARIZONA — (1.2%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/45	500	535,020
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/43	800	882,184
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,255	1,260,781
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,041,698
Glendale Union High School District No. 205 (GO) (AG) Series B
5.000%, 07/01/28	250	265,243
5.000%, 07/01/29	510	553,537
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/43	750	824,543
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	195	232,943
5.000%, 07/01/36	250	294,517
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	$2,522,360
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,158,364
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 05/01/39	2,430	2,789,074
TOTAL ARIZONA		15,360,264
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,272,888
County of Pulaski (RB)
5.000%, 03/01/37	520	577,683
TOTAL ARKANSAS		2,850,571
CALIFORNIA — (2.3%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,518,724
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,289,558
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	1,000,248
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	817,198
State of California (GO)
5.000%, 08/01/26	250	253,814
5.000%, 08/01/30	2,300	2,332,890
4.000%, 08/01/35	625	627,972
5.000%, 08/01/35	1,725	1,743,321
4.000%, 09/01/35	4,495	4,519,555
5.000%, 10/01/35	1,785	1,791,577
4.000%, 10/01/36	2,410	2,492,948
5.000%, 10/01/41	1,250	1,363,519

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AY
4.000%, 05/15/35	1,515	$1,537,574
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,012,119
TOTAL CALIFORNIA		29,301,017
COLORADO — (0.9%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/44	970	1,078,404
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	834,146
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,298,206
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	457,200
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,083,704
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	42,720
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	343,126
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,291,378
University of Colorado (RB) Series C-1
5.000%, 06/01/45	280	300,811
University of Colorado (RB) Series C-2
5.000%, 06/01/45	290	311,555
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	$1,830,087
TOTAL COLORADO		11,871,337
CONNECTICUT — (0.8%)
City of Meriden (GO) Series A
4.000%, 01/15/43	560	572,110
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,058,991
City of Waterbury (GO)
5.000%, 08/01/29	625	681,734
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,499,788
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	728,190
TOTAL CONNECTICUT		10,540,813
DELAWARE — (0.0%)
Delaware State Health Facilities Authority (RB)
5.000%, 10/01/39	460	518,415
FLORIDA — (6.3%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/29	5,230	5,667,703
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	598,507
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	2,075	2,208,866
4.000%, 07/01/35	1,750	1,849,464
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,507,723
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,107,979
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	880	990,558
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	271,762

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	$317,056
City of Pembroke Pines (GO)
5.000%, 09/01/35	2,215	2,615,214
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/28	1,200	1,284,478
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	631,775
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,327,033
4.000%, 09/01/38	5,000	5,167,101
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,041,472
County of Miami-Dade (GO) Series A
5.000%, 07/01/29	3,230	3,513,600
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,603,838
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	260,155
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	115	134,978
5.000%, 10/01/37	145	168,663
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/29	1,485	1,612,330
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,427,832
5.000%, 11/15/29	1,075	1,163,272
5.000%, 11/15/30	1,220	1,341,843
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,955,305
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	505,252
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	$1,186,731
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	755,913
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,093,893
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	503,948
5.000%, 10/01/43	335	364,277
5.000%, 10/01/44	905	973,920
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	106,312
Pasco County School Board (COP) (AG) Series A
5.000%, 08/01/36	1,985	2,200,218
5.000%, 08/01/37	3,000	3,305,309
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	1,000	1,005,874
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	165,000
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,103,540
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	708,688
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,054,699
5.000%, 07/01/35	6,010	6,783,161
State of Florida (GO) Series A
5.000%, 06/01/27	6,580	6,820,133
4.000%, 07/01/37	1,950	1,992,725
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,150,726

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	1,000	$1,004,864
4.000%, 07/01/36	1,000	1,004,317
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,264,205
TOTAL FLORIDA		80,822,212
GEORGIA — (0.5%)
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	269,459
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	137,521
5.000%, 10/01/29	265	285,803
5.000%, 10/01/30	285	312,054
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	1,218,602
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	4,258,439
TOTAL GEORGIA		6,481,878
HAWAII — (1.0%)
County of Hawaii (GO)
5.000%, 09/01/44	190	207,456
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,532,207
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,314,843
TOTAL HAWAII		12,054,506
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	304,678
ILLINOIS — (3.9%)
Board of Trustees of the University of Illinois (RB) Series A
5.000%, 04/01/30	640	704,979
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/36	100	$116,006
5.000%, 01/01/37	200	229,871
Chicago O'Hare International Airport (RB) (AG) Series A
4.000%, 01/01/39	5,000	5,082,674
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,000	1,148,879
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	78,459
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,278,388
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/41	4,655	5,093,205
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,119,436
Cook County School District No. 78 Rosemont (GO) (AG)
5.000%, 12/01/34	1,000	1,099,617
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/36	225	261,626
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,120,555
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	327,653
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,500	3,797,945
5.000%, 08/15/34	2,390	2,645,053
5.000%, 08/15/35	2,220	2,442,852
5.000%, 08/15/40	455	499,861
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,387,821
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	2,060	2,094,589
4.000%, 02/15/33	850	857,660

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,002,067
4.000%, 01/01/39	930	944,592
Lake County Community Consolidated School District No. 34 Antioch (GO) Series B
5.250%, 01/01/44	1,270	1,372,457
Sangamon County School District No. 186 Springfield (GO) (AG)
4.000%, 02/01/31	1,310	1,372,289
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,978,478
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	2,107,723
5.250%, 05/01/43	1,280	1,353,440
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series E
5.000%, 01/01/27	630	642,760
TOTAL ILLINOIS		49,160,935
INDIANA — (0.8%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,742,610
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	402,334
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,619,682
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,375,380
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	500	516,302
TOTAL INDIANA		9,656,308
IOWA — (0.3%)
Cedar Falls Community School District (GO) (AG)
4.000%, 06/01/29	1,470	1,537,973
4.000%, 06/01/30	1,090	1,151,578
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Iowa City (GO)
5.000%, 06/01/26	1,045	$1,054,142
TOTAL IOWA		3,743,693
KANSAS — (0.5%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,437,228
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,247,824
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,586,018
TOTAL KANSAS		6,271,070
KENTUCKY — (1.6%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	392,525
5.000%, 04/01/36	1,520	1,691,656
5.000%, 04/01/37	1,600	1,769,950
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,110,452
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	670,398
5.000%, 04/01/33	3,500	3,595,949
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	702,981
5.000%, 06/01/30	560	620,987
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,930,894
5.000%, 05/15/43	3,935	4,228,651

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	$1,026,265
TOTAL KENTUCKY		19,740,708
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	265,644
5.000%, 03/01/29	380	409,191
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,036,241
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,111,902
5.000%, 12/01/33	1,195	1,318,206
5.000%, 12/01/34	2,370	2,603,089
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,093,525
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	368,147
4.000%, 03/01/30	400	420,311
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/35	135	153,875
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	446,318
TOTAL LOUISIANA		10,226,449
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	525,075
5.000%, 07/01/29	480	513,642
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,073,257
TOTAL MAINE		3,111,974
MARYLAND — (7.3%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,976,200
5.000%, 10/01/43	2,280	2,473,067
5.000%, 10/01/28	4,135	4,434,089
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Baltimore (GO)
5.000%, 03/01/27	4,145	$4,268,370
5.000%, 11/01/27	2,215	2,320,969
5.000%, 03/01/28	4,000	4,226,841
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	752,053
5.000%, 08/01/27	4,000	4,165,662
County of Harford (GO)
4.000%, 10/01/42	1,345	1,373,424
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,398,733
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,677,685
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,870,662
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,626,380
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,014,948
3.000%, 09/15/27	10,950	11,037,428
5.000%, 08/01/42	4,150	4,655,732
5.000%, 08/01/43	2,965	3,256,211
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/36	155	184,133
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,389,547
5.000%, 08/01/28	2,050	2,189,207
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,384,509
5.000%, 06/01/37	3,010	3,380,550
State of Maryland (GO) Series B
5.000%, 08/01/28	5,000	5,339,529
TOTAL MARYLAND		92,395,929
MASSACHUSETTS — (4.2%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	963,241
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,397,410
4.000%, 11/15/43	1,610	1,616,083

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Newton (GO)
4.000%, 02/01/43	1,255	$1,270,228
4.000%, 02/01/44	3,760	3,767,880
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	316,360
5.000%, 01/01/43	3,900	4,003,375
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	1,925	2,053,826
4.000%, 02/01/39	1,000	1,036,174
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,009,035
5.000%, 08/01/40	12,000	13,411,957
5.000%, 08/01/41	5,000	5,552,684
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,517,946
5.000%, 08/01/44	4,000	4,345,746
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	181,233
5.000%, 07/01/37	2,720	2,864,405
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/43	1,280	1,339,084
5.000%, 07/01/44	1,160	1,202,971
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,775,301
Town of Hingham (GO)
4.000%, 02/01/42	765	778,610
TOTAL MASSACHUSETTS		53,403,549
MICHIGAN — (0.9%)
City of Grand Rapids (GO)
5.000%, 04/01/41	190	212,498
5.000%, 04/01/42	235	259,955
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,638,976
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,113,274
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	2,103,669
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Oakland University (RB) Series A
5.000%, 03/01/29	695	$745,391
5.000%, 03/01/30	805	880,380
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	291,515
5.000%, 05/01/30	225	248,120
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,432,514
Saline Area Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/43	470	509,390
5.000%, 05/01/44	330	354,035
Wayne County Airport Authority (RB) Series E
5.000%, 12/01/34	150	176,600
TOTAL MICHIGAN		10,966,317
MINNESOTA — (1.8%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,090,533
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	701,536
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	688,775
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,144,929
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	1,038,770
4.000%, 02/01/42	1,425	1,440,931
4.000%, 02/01/43	1,480	1,482,701
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,265,498
5.000%, 08/01/28	2,330	2,487,986
State of Minnesota (GO) Series B
4.000%, 08/01/41	2,215	2,272,394

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$350,000
TOTAL MINNESOTA		22,964,053
MISSISSIPPI — (0.8%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,839,840
MISSOURI — (0.7%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,208,165
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	453,177
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,103,766
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	907,533
City of Wentzville (COP)
5.000%, 11/01/32	600	619,543
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,470	1,583,306
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	850,000
5.000%, 02/01/26	1,150	1,150,000
University City School District (GO)
5.250%, 02/15/44	340	362,125
TOTAL MISSOURI		9,237,615
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	412,593
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,414,596
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	$4,414,049
5.000%, 12/01/42	3,635	3,971,093
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	1,205	1,394,965
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,522,781
TOTAL NEBRASKA		16,717,484
NEVADA — (1.5%)
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	493,123
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,020,637
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	771,891
5.000%, 07/01/28	2,720	2,882,622
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,103,603
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,615,317
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,453,220
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,314,617
TOTAL NEVADA		19,655,030
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/35	605	712,195
New Hampshire Health & Education Facilities Authority Act (RB)
5.000%, 08/01/41	375	415,306
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,657,941
TOTAL NEW HAMPSHIRE		2,785,442

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	$2,945,000
3.000%, 02/01/27	3,035	3,055,037
3.000%, 02/01/28	4,560	4,613,873
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,034,635
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	828,735
5.000%, 06/15/35	3,300	3,730,936
New Jersey Transportation Trust Fund Authority (RB) Series CC
5.000%, 06/15/44	505	541,217
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,083,339
5.000%, 06/01/29	500	543,813
4.000%, 06/01/31	955	1,033,904
TOTAL NEW JERSEY		19,410,489
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	539,924
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,011,098
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,077,245
TOTAL NEW MEXICO		3,628,267
NEW YORK — (6.1%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,042,126
City of New York (GO) Series A-1
5.000%, 08/01/42	1,715	1,887,853
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	2,455,724
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,650,970
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series D
5.000%, 10/01/36	585	$678,822
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,533,654
5.000%, 08/01/44	1,250	1,334,894
City of New York (GO) Series E-1
5.250%, 04/01/44	1,480	1,590,337
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,010
5.000%, 03/01/39	1,500	1,622,870
City of New York (GO) Series F-5
3.200%, 06/01/44	2,710	2,710,000
City of New York (GO) Series G-1
5.000%, 02/01/43	2,735	2,957,557
City of New York (GO) Series I-2
3.250%, 03/01/40	255	255,000
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,751,916
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,054,034
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,002,446
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	209,764
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 03/01/28	1,000	1,051,508
5.000%, 03/01/30	1,275	1,395,582
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	3,105	3,179,737
5.000%, 03/15/37	85	100,243
5.000%, 02/15/38	1,625	1,640,972
5.000%, 03/15/38	625	704,028
5.000%, 03/15/42	3,465	3,563,515
5.000%, 03/15/44	6,800	7,358,015
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/37	3,210	3,361,369
5.000%, 03/15/45	855	915,471

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	$9,661,523
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,135	3,145,577
5.000%, 03/15/29	1,010	1,090,895
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,252,416
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	622,489
Town of Oyster Bay (GO) (AG)
5.000%, 08/01/29	165	181,255
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	552,904
5.000%, 11/15/36	925	929,539
5.000%, 11/15/43	585	602,140
5.000%, 11/15/44	650	702,165
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,399,217
TOTAL NEW YORK		78,153,537
NORTH CAROLINA — (2.8%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	335,378
5.000%, 04/01/44	315	341,616
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,723,781
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	2,000	2,183,863
5.000%, 07/01/43	200	220,814
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,637,620
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,634,957
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	171,636
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Guilford (GO)
4.000%, 03/01/43	7,000	$7,091,734
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,195,934
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,495,070
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,550	1,616,606
State of North Carolina (RB)
5.000%, 03/01/33	50	53,624
State of North Carolina (GO) Series A
5.000%, 06/01/28	4,190	4,456,780
State of North Carolina (GO) Series C
5.000%, 06/01/29	5,000	5,451,069
TOTAL NORTH CAROLINA		35,610,482
OHIO — (3.2%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	273,073
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	246,398
5.000%, 02/15/35	130	149,850
5.000%, 02/15/36	100	115,315
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,339,276
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,308,570
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,316,576
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,047,633
5.000%, 10/01/35	500	597,826
5.000%, 10/01/36	470	556,297
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,472,588
4.000%, 08/01/39	1,400	1,424,317

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Ohio Higher Educational Facility Commission (RB) Series B2
3.200%, 01/01/39	360	$360,000
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,009,285
State of Ohio (GO) Series A
5.000%, 02/01/36	2,310	2,310,000
State of Ohio (GO) Series B
5.000%, 09/01/27	780	813,878
5.000%, 09/15/27	1,865	1,947,957
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,496,567
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,372,492
TOTAL OHIO		40,157,898
OKLAHOMA — (0.7%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,008,616
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,696,321
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,430	1,509,452
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,416,565
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	752,974
TOTAL OKLAHOMA		9,383,928
OREGON — (2.3%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	650,518
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,576,070
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	$1,561,702
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,896,067
5.000%, 06/15/29	1,000	1,087,722
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,289,135
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,080	1,171,975
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	2,075,006
5.000%, 05/01/40	1,271	1,438,912
State of Oregon (GO) Series C
5.250%, 06/01/44	440	491,016
State of Oregon (GO) Series F
5.000%, 05/01/34	1,525	1,534,309
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,664,424
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,606,611
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,591,544
TOTAL OREGON		29,635,011
PENNSYLVANIA — (1.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,571,333
5.000%, 04/01/36	1,400	1,452,167

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	$574,625
Chichester School District (GO) (AG ST AID WITHHLDG)
4.000%, 09/15/28	225	232,954
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,349,826
County of Lebanon (GO) (AG)
4.000%, 10/15/27	150	154,072
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	939,308
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	714,576
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/29	400	430,595
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	424,448
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,301,030
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	1,135,768
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,538,458
Pennsylvania Turnpike Commission (RB) Series B
5.250%, 12/01/42	540	592,063
5.250%, 12/01/44	750	830,226
Pittsburgh Water & Sewer Authority (RB) (AG) Series A
5.000%, 09/01/26	3,675	3,730,599
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,621
TOTAL PENNSYLVANIA		20,312,669
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.6%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	$953,613
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	264,341
5.000%, 12/01/42	890	969,820
5.000%, 05/01/43	1,500	1,633,123
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,418,392
TOTAL RHODE ISLAND		7,239,289
SOUTH CAROLINA — (1.4%)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	1,255	1,315,704
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	1,000	1,022,811
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,032,560
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,173,930
5.000%, 03/01/38	4,055	4,499,764
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	1,170	1,176,803
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,897,791
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,615,194
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,456,097
TOTAL SOUTH CAROLINA		17,190,654
TENNESSEE — (5.2%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,536,561

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO)
4.000%, 05/01/39	1,945	$1,983,539
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,899,339
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,641,184
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,012,928
County of Knox (GO)
5.000%, 06/01/29	1,750	1,904,754
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,989,874
4.000%, 04/01/42	1,225	1,255,511
4.000%, 04/01/43	1,925	1,948,021
4.000%, 04/01/44	2,000	1,998,851
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	600	647,555
5.000%, 07/01/31	5,465	6,033,988
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	3,966,723
4.000%, 07/01/28	10,160	10,563,933
4.000%, 07/01/37	2,000	2,027,368
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,030,875
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	6,230,376
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/35	1,285	1,502,976
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,983,362
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	7,932,722
TOTAL TENNESSEE		66,090,440
	Face Amount	Value†
	(000)
TEXAS — (18.3%)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	$601,334
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/27	2,300	2,394,113
5.250%, 08/01/45	2,500	2,712,780
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,749,880
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	691,191
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/40	700	806,180
5.000%, 08/15/43	14,355	15,380,942
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/42	1,750	1,948,758
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,110,672
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,931,665
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,562,709
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,004,150
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,483,024
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,254,313
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,190,745
City of Austin (GO)
5.000%, 09/01/36	815	960,086
5.000%, 09/01/38	840	945,059
5.000%, 09/01/44	1,350	1,453,472

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/29	1,000	$1,097,065
5.000%, 11/15/42	900	984,246
5.000%, 11/15/43	810	884,926
5.000%, 11/15/44	1,115	1,203,610
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	1,000,064
5.000%, 11/15/41	1,715	1,872,497
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/29	590	637,488
5.000%, 07/01/30	1,040	1,143,765
City of Cedar Park (GO)
5.000%, 02/15/29	590	636,025
City of Celina (GO)
5.000%, 09/01/31	405	456,878
5.000%, 09/01/32	465	531,918
City of College Station (GO)
5.000%, 02/15/29	345	372,018
City of Dallas (GO)
5.000%, 02/15/38	2,480	2,859,208
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	624,235
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,172,549
City of Denton (GO)
5.000%, 02/15/29	2,150	2,318,374
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,637,489
5.000%, 03/01/45	1,280	1,351,307
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,661,533
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/37	160	186,549
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	6,081,230
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	479,669
City of Irving (GO)
5.000%, 09/15/28	1,875	2,002,525
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	$320,472
City of Leander (GO)
5.000%, 08/15/40	215	243,462
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,403,979
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	562,088
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,257,367
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,073,931
City of Pflugerville (GO)
5.000%, 08/01/37	425	471,890
5.000%, 08/01/40	755	846,399
5.000%, 08/01/41	800	887,674
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,762,320
City of San Antonio (GO)
5.000%, 02/01/44	500	544,654
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,286,621
4.000%, 02/01/36	2,435	2,435,000
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	1,525	1,791,950
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	323,574
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	770,421
City of Waco (GO)
5.000%, 02/01/43	825	899,230
5.000%, 02/01/44	635	683,212
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	381,126
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	749,067
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,262,211
5.000%, 02/15/44	4,000	4,337,354

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	$2,221,467
County of Bexar (RB)
5.000%, 08/15/27	680	707,168
County of Bexar (GO)
5.000%, 06/15/43	1,705	1,838,214
County of Collin (GO)
5.000%, 02/15/29	760	819,518
5.000%, 02/15/38	450	504,249
County of Denton (GO)
5.000%, 07/15/41	790	876,659
5.000%, 07/15/42	470	515,817
County of Fort Bend (GO)
5.000%, 03/01/44	2,000	2,164,932
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,044,188
5.000%, 10/01/29	2,005	2,191,484
County of Hays (GO)
5.000%, 02/15/36	140	163,334
County of San Patricio (GO)
5.000%, 04/01/29	160	172,368
County of Travis (GO)
4.000%, 03/01/42	2,260	2,273,382
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	1,070,449
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	813,317
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	830,633
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	727,536
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	1,250	1,370,351
5.000%, 08/15/44	735	795,566
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/42	785	864,111
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	948,792
	Face Amount	Value†
	(000)
TEXAS — (Continued)
El Paso County Hospital District (GO) (AG)
5.000%, 08/15/40	1,375	$1,505,185
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	277,683
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,478,547
5.000%, 08/15/44	1,200	1,280,964
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	1,360	1,582,612
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	461,958
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,000	1,067,354
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,780,017
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,451,907
5.000%, 10/01/33	895	1,026,965
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,051,440
5.000%, 10/01/31	1,290	1,291,575
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,574,581
3.000%, 10/01/40	2,120	1,857,949
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	450	530,895
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,003,987
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,151,146

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/42	1,500	$1,644,495
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,617,998
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	649,097
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	499,089
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	513,181
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	474,829
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/26	500	503,862
5.000%, 05/15/32	1,475	1,657,352
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,223,290
5.000%, 05/15/41	1,600	1,707,162
5.000%, 05/15/43	910	972,943
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	551,484
5.000%, 05/15/30	400	441,298
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	2,765	2,975,339
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	400,967
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	474,829
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,135	2,281,090
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,845	2,035,695
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	150	$177,360
5.000%, 02/15/36	190	221,934
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,241,291
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,562,754
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/42	1,245	1,370,951
5.000%, 02/15/43	1,375	1,494,974
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	1,060,715
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,403,414
5.000%, 08/15/30	1,000	1,113,072
4.000%, 08/15/43	875	875,371
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,640,693
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	955	1,019,323
State of Texas (GO)
5.000%, 10/01/35	2,665	3,188,167
State of Texas (GO) Series A
5.000%, 10/01/31	2,840	2,963,660
State of Texas (GO) Series B
5.000%, 08/01/41	1,200	1,201,848
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,218,500
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,000	1,063,228
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	237,736
5.000%, 07/01/30	465	512,231

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/29	190	$207,397
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	552,929
5.000%, 02/01/30	1,000	1,099,972
5.000%, 02/01/39	580	655,560
Texas A&M University (RB) Series A
5.000%, 05/15/36	640	750,082
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	301,467
5.000%, 10/01/26	4,385	4,465,341
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/29	820	889,658
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	1,640,620
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,448,651
5.000%, 08/01/29	250	273,026
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	630,801
5.000%, 02/01/29	500	538,444
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	219,078
5.000%, 08/01/32	485	551,195
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	545	585,577
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/27	765	810,510
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	593,129
5.000%, 02/15/31	875	978,384
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	$1,040,724
TOTAL TEXAS		233,382,310
UTAH — (0.8%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,386,063
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,191,313
State of Utah (GO)
5.000%, 07/01/26	4,450	4,501,571
Utah Transit Authority (RB)
5.000%, 12/15/28	500	538,300
TOTAL UTAH		9,617,247
VIRGINIA — (3.3%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	100,975
City of Alexandria (GO)
4.000%, 12/15/39	1,295	1,368,235
4.000%, 12/15/40	1,915	2,001,880
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,338,075
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,081,392
4.000%, 01/01/44	1,120	1,129,499
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	311,237
5.000%, 09/01/37	550	618,380
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,146,851
5.000%, 11/01/42	2,040	2,236,457
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,372,120
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	1,052,746
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,882,723

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	$2,944,413
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,044,591
4.000%, 10/01/42	2,265	2,299,005
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,749,072
5.000%, 08/01/28	1,000	1,067,579
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,711,923
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	438,763
5.000%, 01/01/29	530	564,296
TOTAL VIRGINIA		41,460,212
WASHINGTON — (7.6%)
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,428
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,747,836
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/29	950	1,024,538
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	440,804
5.000%, 01/01/30	500	549,388
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	693,460
5.000%, 01/01/30	880	966,922
County of King (GO) Series A
5.000%, 06/01/29	2,050	2,231,284
County of King (GO) Series B
5.000%, 12/01/38	1,735	2,017,427
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,709,343
County of Spokane (GO)
5.000%, 12/01/36	215	252,887
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/37	160	$186,524
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,209,945
5.000%, 07/01/39	8,830	9,825,779
5.000%, 07/01/40	3,760	4,068,845
5.000%, 07/01/41	3,370	3,621,270
4.000%, 07/01/42	1,400	1,416,110
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,633,442
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	357,650
5.000%, 12/01/41	2,275	2,491,025
4.125%, 12/01/43	6,850	6,948,839
5.000%, 12/01/44	3,000	3,257,313
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	1,555	1,590,422
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,611,737
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,410,000
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,648,570
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,919,396
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,327,313
5.000%, 08/01/38	1,160	1,348,509
5.000%, 08/01/39	1,000	1,077,079
5.000%, 08/01/40	2,325	2,488,944
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,677,515
State of Washington (GO) Series C
5.000%, 02/01/38	2,510	2,655,487
State of Washington (GO) Series D
5.000%, 02/01/41	6,000	6,000,000
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,599,392
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,070,284

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	1,000	$1,066,849
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	2,425	2,828,764
Washington Health Care Facilities Authority (RB) Series A
5.000%, 09/01/40	150	165,539
TOTAL WASHINGTON		97,156,859
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,621,022
State of West Virginia (GO) Series B
5.000%, 06/01/41	1,305	1,348,472
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	439,435
TOTAL WEST VIRGINIA		4,408,929
WISCONSIN — (3.7%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,055,384
5.000%, 10/01/26	920	936,212
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,085,176
City of Madison (GO) Series C
5.000%, 10/01/26	945	961,652
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	4,015	4,129,515
5.000%, 04/01/28	2,885	3,029,071
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/34	1,205	1,331,971
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,361,221
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/42	1,150	1,266,055
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	490	$580,793
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	673,378
Racine Unified School District (GO) (AG)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	230,821
5.000%, 04/01/39	920	994,722
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,625	1,767,228
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,789,128
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,317,056
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,121,214
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,529,928
4.000%, 05/01/40	465	472,028
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,175,335
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,255,553
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,393,852
TOTAL WISCONSIN		46,457,293
TOTAL MUNICIPAL BONDS (Cost $1,260,023,365)		1,273,526,229

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $570,932)	570,875	570,932
TOTAL INVESTMENTS — (100.0%)
(Cost $1,260,594,297)^^		$1,274,097,161

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,273,526,229	—	$1,273,526,229
Investment Companies	$570,932	—	—	570,932
Total Investments in Securities	$570,932	$1,273,526,229	—	$1,274,097,161

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.6%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$694,830
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	348,247
4.000%, 02/01/38	750	745,433
University of South Alabama (RB) (AG)
4.000%, 04/01/38	250	253,798
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	528,115
TOTAL ALABAMA		2,570,423
ALASKA — (1.0%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	257,806
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/27	260	271,007
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,946,435
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,015,982
State of Alaska (GO) Series A
5.000%, 08/01/36	285	310,352
TOTAL ALASKA		5,801,582
ARIZONA — (1.3%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,210	1,331,116
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,082,475
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	$242,513
4.000%, 09/01/37	390	393,985
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	169,369
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	4,011,902
TOTAL ARIZONA		7,231,360
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,578
5.000%, 09/01/30	35	37,330
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	238,654
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	241,337
TOTAL ARKANSAS		558,899
CALIFORNIA — (1.0%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	302,034
California State University (RB) Series A
4.000%, 11/01/36	50	50,026
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	262,450
Hesperia Community Redevelopment Successor Agency (TAN) (AG) Series A
3.375%, 09/01/37	500	500,557

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	$266,698
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	303,531
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	173,699
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
4.000%, 05/01/40	210	215,094
State of California (GO)
5.000%, 08/01/35	2,500	2,528,408
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	491,025
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	209,563
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	102,392
TOTAL CALIFORNIA		5,405,477
COLORADO — (1.0%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	183,887
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	644,804
Colorado Health Facilities Authority (RB) Series A-1
4.000%, 08/01/37	350	353,359
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	960	1,021,756
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	342,346
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,100	1,165,068
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	241,763
	Face Amount	Value†
	(000)
COLORADO — (Continued)
5.000%, 09/01/36	300	$326,383
Flying Horse Metropolitan District No. 2 (GO) (AG) Series A
4.000%, 12/01/40	430	436,871
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	303,448
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	298,565
Upper Eagle Regional Water Authority (RB) (AG)
5.000%, 12/01/29	125	136,660
TOTAL COLORADO		5,454,910
CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	391,162
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	506,884
City of New Haven (GO) Series A
5.000%, 08/01/29	595	643,177
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	866,473
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	509,143
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	550	612,560
4.000%, 09/01/36	1,600	1,603,934
5.000%, 05/01/38	500	538,939
TOTAL CONNECTICUT		5,672,272
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	162,052
DISTRICT OF COLUMBIA — (2.4%)
District of Columbia (RB)
5.000%, 04/01/26	185	185,705
5.000%, 07/15/33	1,410	1,411,414

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	$1,685,795
District of Columbia (GO) Series A
5.000%, 06/01/33	2,800	2,821,026
4.000%, 10/15/39	1,610	1,636,068
District of Columbia (GO) Series D
5.000%, 06/01/38	1,080	1,105,369
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	750	797,394
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	1,320	1,368,936
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	660	682,804
5.000%, 07/01/38	1,585	1,623,124
TOTAL DISTRICT OF COLUMBIA		13,317,635
FLORIDA — (11.7%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,600,164
Brevard County School District (COP) Series A
5.000%, 07/01/26	2,000	2,022,886
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	250	266,128
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	546,167
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	280	315,178
Central Florida Tourism Oversight District Utility Revenue (RB) Series 1
5.000%, 10/01/40	1,000	1,125,061
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	429,367
5.000%, 10/01/37	400	420,199
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	$267,801
City of Jacksonville (RB)
5.000%, 10/01/27	1,015	1,061,960
5.000%, 10/01/28	1,010	1,079,208
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	569,861
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	1,069,590
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	824,219
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	260	262,856
5.000%, 07/01/27	290	300,850
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	885	898,865
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	972,583
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,050	2,073,117
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/37	550	638,757
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	55	55,984
5.000%, 10/01/27	60	62,655
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/28	510	545,356
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	365	378,605
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	173,138
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	640	664,962

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/39	435	$483,027
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/27	280	291,574
5.000%, 10/01/28	335	357,239
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	729,101
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	673,015
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	928,309
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/44	2,895	3,113,580
Marion County School Board (COP) (AG)
5.000%, 06/01/42	1,000	1,078,607
5.000%, 06/01/43	1,000	1,065,570
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	125	127,964
5.000%, 02/01/28	415	434,505
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	450	470,923
5.000%, 04/01/44	2,250	2,412,143
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	530	534,116
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	300,783
Orange County Health Facilities Authority (RB) Series 2025A
5.000%, 10/01/44	1,415	1,501,849
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	534,810
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,270	$3,305,121
5.000%, 10/01/44	2,810	3,023,996
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	515	535,554
Polk County School District (COP) Series A
5.000%, 01/01/28	720	754,921
School Board of Miami-Dade County (GO)
5.000%, 03/15/39	1,345	1,347,757
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	2,500	2,514,685
School District of Broward County (RN)
4.000%, 06/25/26	2,000	2,013,053
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	2,000	2,021,554
School District of Broward County (COP) Series A
5.000%, 07/01/32	745	751,680
South Florida Water Management District (COP)
3.000%, 10/01/31	450	450,062
5.000%, 10/01/36	1,780	1,784,753
State of Florida (GO) Series A
4.000%, 07/01/35	2,175	2,235,307
4.000%, 07/01/38	1,650	1,681,484
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	438	461,855
5.000%, 07/01/37	1,360	1,585,166
4.000%, 07/01/39	2,500	2,540,270
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/37	4,030	4,697,219
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	553,193

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	$275,629
TOTAL FLORIDA		66,195,891
GEORGIA — (0.5%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	100,172
5.000%, 03/01/29	250	256,135
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	297,393
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	390	419,864
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	805,692
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	460,241
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	104,612
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	166,964
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	260	269,697
5.000%, 10/01/28	180	190,414
TOTAL GEORGIA		3,071,184
HAWAII — (0.3%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	343,015
4.000%, 07/01/39	700	715,849
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	510,736
TOTAL HAWAII		1,569,600
	Face Amount	Value†
	(000)
IDAHO — (0.3%)
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/44	1,300	$1,385,156
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	461,955
TOTAL IDAHO		1,847,111
ILLINOIS — (8.0%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	295	320,955
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,500	1,723,318
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,045	1,122,664
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	105,842
5.000%, 01/01/44	200	209,390
Chicago Park District (GO) Series B
5.000%, 01/01/37	575	654,007
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,914,579
5.000%, 06/01/29	1,415	1,513,640
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	796,540
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/28	215	229,399
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,002,102
County of Cook (GO)
5.000%, 11/15/34	280	283,435
5.000%, 11/15/35	450	455,066
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	169,288
4.000%, 11/15/39	135	135,675
5.000%, 11/15/42	1,255	1,343,125

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Elmhurst Park District (GO)
5.000%, 12/15/42	230	$249,902
5.000%, 12/15/44	1,000	1,066,375
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	160,000
5.000%, 02/01/27	415	415,924
Illinois Finance Authority (RB)
3.150%, 08/01/43	5,400	5,400,000
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	748,966
5.000%, 11/15/30	1,165	1,264,224
5.000%, 08/15/35	665	731,755
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	937,235
5.000%, 02/15/31	670	686,195
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	435	442,304
4.000%, 02/15/33	175	176,577
3.050%, 08/15/49	2,400	2,400,000
Illinois Finance Authority (RB) Series D-1
3.150%, 08/01/43	4,070	4,070,000
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	700	717,050
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	253,923
5.000%, 01/01/39	1,030	1,063,173
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	2,003,357
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	1,019,004
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	505	512,297
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	$506,054
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	802,839
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/36	525	601,461
5.000%, 01/01/38	1,500	1,691,690
5.000%, 01/01/44	800	847,152
State of Illinois (GO)
5.500%, 01/01/30	1,085	1,200,990
4.000%, 06/01/37	100	100,017
State of Illinois (GO) Series D
5.000%, 11/01/27	1,325	1,380,081
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	517,121
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG)
5.000%, 01/01/27	245	245,449
Winnebago & Boone Counties School District No. 205 Rockford (GO) (BAM) Series A
5.000%, 02/01/37	750	847,355
TOTAL ILLINOIS		45,037,495
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	460	476,064
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/28	125	131,111
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	426,839
4.000%, 02/01/34	750	794,489
5.000%, 10/01/41	510	554,746
Indiana Finance Authority (RB) Series A-1
5.000%, 11/15/37	500	571,389

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana Finance Authority (RB) Series C
5.000%, 10/01/42	760	$829,681
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,606,108
Indiana State University (RB) Series T
4.000%, 10/01/39	110	111,398
Indiana University (RB) Series A
4.000%, 06/01/35	875	875,580
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	350	361,411
TOTAL INDIANA		6,738,816
KANSAS — (0.7%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	3,000	3,012,312
City of Olathe (GO) Series A
5.000%, 09/01/26	1,000	1,015,464
TOTAL KANSAS		4,027,776
KENTUCKY — (1.5%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	284,700
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,062,411
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	748,307
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	522,078
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	582,896
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,260	1,280,290
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (RB) Series C
3.150%, 10/01/53	3,105	$3,105,000
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	419,075
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	400,483
TOTAL KENTUCKY		8,405,240
LOUISIANA — (0.7%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,107,340
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	147,205
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	335,646
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	676,305
5.000%, 03/01/29	40	42,765
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/30	500	545,462
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	272,137
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	221,281
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	532,603
TOTAL LOUISIANA		3,880,744
MAINE — (0.0%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	235,419

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (0.9%)
Maryland Health & Higher Educational Facilities Authority (RB) (AG)
5.000%, 07/01/43	340	$367,624
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/42	365	398,748
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/38	1,000	1,134,944
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	1,016,054
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,085,105
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,301,705
TOTAL MARYLAND		5,304,180
MASSACHUSETTS — (3.6%)
City of Peabody (GO)
4.000%, 07/10/26	1,500	1,511,016
City of Quincy (GO)
5.000%, 07/24/26	2,312	2,340,675
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	4,003,375
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	1,289,332
4.000%, 05/01/39	815	824,147
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,055,008
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	2,000,504
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/38	1,500	1,712,494
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	$356,212
5.000%, 07/01/38	1,035	1,104,113
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	1,070,207
5.000%, 10/01/29	150	162,107
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	835,522
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	544,448
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/27	300	310,595
TOTAL MASSACHUSETTS		20,119,755
MICHIGAN — (2.6%)
Central Michigan University (RB)
4.000%, 10/01/35	450	468,870
4.000%, 10/01/36	470	485,874
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	385	387,549
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	859,098
City of Saginaw Water Supply System Revenue (RB) (AG)
4.000%, 07/01/29	510	530,410
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	660,424
4.000%, 03/01/34	320	323,287
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	251,432
Ferris State University (RB)
5.000%, 10/01/27	550	558,903
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	240	258,614

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	$558,171
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,385	1,408,471
4.000%, 11/15/35	295	295,719
5.000%, 11/15/37	1,485	1,502,997
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	2,016,906
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,915	1,928,282
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	755	782,399
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	538,594
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	675	694,412
TOTAL MICHIGAN		14,510,412
MINNESOTA — (0.0%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	236,534
MISSISSIPPI — (0.4%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	637,190
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,517,524
TOTAL MISSISSIPPI		2,154,714
MISSOURI — (0.9%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	422,780
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	500	537,895
4.000%, 07/01/34	535	562,897
5.000%, 11/15/38	1,070	1,118,511
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	205	$208,798
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	139,523
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,437
5.000%, 03/01/33	450	489,431
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,196,541
University City School District (GO)
5.000%, 02/15/26	175	175,154
TOTAL MISSOURI		4,867,967
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	515,741
NEBRASKA — (0.4%)
Public Power Generation Agency (RB)
5.000%, 01/01/37	1,500	1,511,593
5.000%, 01/01/41	1,000	1,006,696
TOTAL NEBRASKA		2,518,289
NEVADA — (1.8%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	593,646
Clark County School District (GO) Series A
5.000%, 06/15/28	615	636,962
Clark County School District (GO) (AG) Series A
4.000%, 06/15/40	395	398,487
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,540	3,556,867
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	1,361,545

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	485	$523,662
5.000%, 07/01/40	500	524,716
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	320	345,509
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	402,504
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,349,492
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	275,290
TOTAL NEVADA		9,968,680
NEW JERSEY — (2.5%)
City of Newark (GO)
4.000%, 12/11/26	2,000	2,023,737
City of Summit (GO)
4.000%, 07/16/26	495	498,952
City of Vineland (GO) (AG)
3.000%, 10/01/28	515	518,476
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	159,906
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	325,664
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/33	300	309,701
New Jersey Educational Facilities Authority (RB) (AG) Series C
5.000%, 07/01/28	100	105,254
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,223
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	789,271
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	837,831
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Passaic Valley Sewerage Commission (RB) (AG) Series J
3.000%, 12/01/32	750	$751,923
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	373,505
Township of East Brunswick (GO)
4.000%, 07/14/26	3,600	3,626,236
Township of Old Bridge (GO)
4.000%, 09/09/26	825	833,262
Township of Voorhees (GO) Series A
4.000%, 09/17/26	1,500	1,514,834
Westfield School District (GO)
4.000%, 09/03/26	1,500	1,514,417
TOTAL NEW JERSEY		14,339,192
NEW MEXICO — (0.3%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,792,183
NEW YORK — (4.3%)
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,260,914
City of New York (GO) Series A-5
3.250%, 08/01/44	2,000	2,000,000
City of New York (GO) Series F-5
3.200%, 06/01/44	2,880	2,880,000
City of New York (GO) Series I-2
3.250%, 03/01/40	755	755,000
City of North Tonawanda (GO)
4.375%, 05/15/26	1,000	1,005,108
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	1,900	1,919,613
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,006,596
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	910	914,669

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,015	$1,069,537
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	154,557
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/28	315	332,955
New York City Industrial Development Agency (RB) (AG) Series A
3.000%, 01/01/33	500	499,364
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,021,336
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,026,841
5.000%, 03/15/42	1,995	2,066,574
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	2,500	2,519,684
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,900	1,916,076
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,258,686
TOTAL NEW YORK		24,607,510
NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,612,238
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,595,915
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	510,028
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	680	$685,749
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	456,173
5.000%, 01/01/32	1,000	1,007,262
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,000	1,042,972
5.000%, 01/01/39	1,415	1,433,410
TOTAL NORTH CAROLINA		8,343,747
NORTH DAKOTA — (0.2%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	1,003,124
City of Grand Forks (RB)
5.000%, 12/01/29	250	264,326
TOTAL NORTH DAKOTA		1,267,450
OHIO — (1.6%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	285	299,099
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/28	500	527,824
County of Allen Hospital Facilities Revenue (RB) Series C
3.200%, 06/01/34	4,900	4,900,000
County of Montgomery (RB)
5.000%, 08/01/28	385	405,742
4.000%, 08/01/39	600	610,421
4.000%, 08/01/40	500	504,550
Ohio Higher Educational Facility Commission (RB)
3.150%, 01/01/43	560	560,000
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	335	342,533
Ohio Higher Educational Facility Commission (RB) Series B2
3.200%, 01/01/39	780	780,000
TOTAL OHIO		8,930,169

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (0.5%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	$1,998,423
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	773,595
University of Oklahoma (RB) Series C
5.000%, 07/01/27	285	287,975
TOTAL OKLAHOMA		3,059,993
OREGON — (0.2%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	222,207
Metro (RB)
5.000%, 06/15/30	225	232,760
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	578,607
5.000%, 05/15/37	200	210,453
TOTAL OREGON		1,244,027
PENNSYLVANIA — (3.3%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,309,444
5.000%, 04/01/36	430	446,023
4.000%, 07/15/38	1,125	1,126,981
Chester County School Authority (RB)
5.000%, 03/01/28	320	320,668
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	828,645
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	548,109
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	1,002,298
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	254,260
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	563,361
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	450	$465,958
General Authority of Southcentral Pennsylvania (RB) Series A
5.000%, 06/01/29	3,250	3,511,309
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	528,810
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	1,040	1,079,516
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/26	200	200,567
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	245,905
5.000%, 05/01/34	1,270	1,273,337
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,595	1,607,932
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,369,883
Philadelphia Gas Works Co. (RB) (AG) Series A
5.000%, 08/01/28	250	265,690
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	524,317
5.000%, 09/01/31	780	872,906
Pittsburgh Water & Sewer Authority (RB) (AG) Series B
5.000%, 09/01/28	245	261,447
TOTAL PENNSYLVANIA		18,607,366
SOUTH CAROLINA — (1.3%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	757,456

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	$460,953
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	516,280
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,343,783
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	380	382,209
4.000%, 12/01/40	1,095	1,098,533
5.000%, 12/01/44	180	191,692
York County School District No. 1 (GO)
4.000%, 07/30/26	2,500	2,521,569
TOTAL SOUTH CAROLINA		7,272,475
SOUTH DAKOTA — (0.3%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	885	903,194
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	130,311
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/36	400	458,741
TOTAL SOUTH DAKOTA		1,492,246
TENNESSEE — (2.5%)
County of Williamson (GO)
4.000%, 04/01/42	1,000	1,024,907
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	700,429
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	774,596
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	2,010	$2,169,309
5.000%, 07/01/30	225	227,290
5.000%, 07/01/31	1,290	1,424,308
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,085	1,096,239
4.000%, 07/01/37	3,000	3,041,052
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,985,803
Metropolitan Nashville Airport Authority (RB) Series A
5.000%, 07/01/36	500	588,503
TOTAL TENNESSEE		14,032,436
TEXAS — (19.7%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/37	1,500	1,726,936
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	317,388
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	275	278,620
5.000%, 08/01/27	420	436,428
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,611,462
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,404,019
Bexar County Hospital District (GO)
5.000%, 02/15/27	575	590,029
5.000%, 02/15/42	280	299,520
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/28	755	805,804
5.000%, 08/15/37	570	655,088
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	256,058

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$537,498
4.000%, 01/01/40	755	761,324
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,405,081
City of Arlington (GO)
5.000%, 08/15/38	2,085	2,397,194
City of Austin (GO)
5.000%, 05/01/26	1,230	1,238,289
5.000%, 09/01/26	805	817,821
5.000%, 09/01/44	440	473,724
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	534,469
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	273,125
5.000%, 11/15/44	165	178,113
City of Carrollton (GO)
5.000%, 08/15/26	475	482,043
City of Dallas (GO) Series A
5.000%, 02/15/37	2,500	2,824,853
City of El Paso (GO)
5.000%, 08/15/27	200	207,867
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	775,946
City of Fort Worth (GO)
4.000%, 03/01/29	2,420	2,423,220
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/29	275	296,002
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,286,012
City of Houston (RN)
5.000%, 06/30/26	2,500	2,527,966
City of Houston (GO) Series A
5.000%, 03/01/32	540	554,381
5.250%, 03/01/43	1,400	1,522,976
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	514,726
City of Irving (GO)
5.000%, 09/15/26	265	269,304
City of Kyle (GO) (AG)
5.000%, 08/15/26	180	182,572
5.000%, 08/15/27	250	260,181
City of League City (GO)
4.000%, 02/15/28	160	162,713
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Mount Pleasant (GO) (AG)
5.000%, 05/15/29	390	$419,636
5.000%, 05/15/30	415	454,427
City of Odessa (GO)
5.000%, 03/01/29	225	234,892
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	1,033,397
4.000%, 02/01/36	1,270	1,270,000
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,317,633
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/38	650	757,126
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,882,876
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	1,265	1,296,395
College Station Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,565	1,670,409
Collin County Community College District (GO)
4.000%, 08/15/32	1,050	1,070,401
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,020	4,023,829
5.000%, 02/15/43	735	799,056
5.000%, 02/15/44	2,000	2,168,677
County of Bexar (GO)
4.000%, 06/15/26	600	603,699
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/26	305	305,621
5.000%, 03/01/27	605	621,741
County of Harris (GO)
5.000%, 09/15/42	2,715	2,979,478
County of Harris (GO) Series A
5.000%, 10/01/27	1,500	1,568,066
County of Hidalgo (GO)
5.000%, 08/15/26	140	141,880
5.000%, 08/15/27	120	124,517
County of Midland (GO)
5.000%, 02/15/42	1,110	1,202,539

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Montgomery (GO)
5.000%, 03/01/31	3,000	$3,006,380
County of Travis (GO)
5.000%, 03/01/27	835	859,463
County of Williamson (GO)
5.000%, 02/15/37	2,000	2,286,522
Dallas College (GO)
5.000%, 02/15/34	1,640	1,697,853
5.000%, 02/15/35	1,765	1,767,948
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	900	900,827
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	39,088
4.000%, 11/01/39	495	504,300
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	248,111
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	600	605,980
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	300	300,243
5.000%, 02/15/27	195	199,616
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	585	607,922
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	228,510
Fort Bend County Municipal Utility District No. 57 (GO) (AG)
2.000%, 04/01/28	350	342,291
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,170,623
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	500	514,004
Greater Greenspoint Redevelopment Authority (TAN) (AG)
4.000%, 09/01/34	285	294,758
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	270	$277,562
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	832,053
5.000%, 07/01/28	485	513,528
5.000%, 05/15/31	555	595,954
3.000%, 10/01/40	100	87,639
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	330	344,919
Harris County Hospital District (GO)
5.000%, 02/15/39	1,040	1,166,272
Houston City College (RB)
5.000%, 04/15/26	1,230	1,232,635
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	445	457,510
Humble Independent School District (GO) Series B
5.000%, 02/15/27	150	154,030
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	195	205,839
5.000%, 02/15/43	2,500	2,670,004
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,284,757
5.000%, 05/15/41	735	775,605
5.000%, 05/15/43	635	678,922
5.000%, 05/15/44	310	330,433
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	481,876
New Hope Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 08/15/36	1,000	1,151,607
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	475	495,721
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	2,486,647

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	$100,012
Port Freeport (RB) Series B
5.000%, 06/01/29	350	368,144
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	290	306,001
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	540,288
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	500,212
Sherman Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/42	2,065	2,233,631
Springtown Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	400	457,757
State of Texas (GO)
5.000%, 10/01/44	1,000	1,091,165
State of Texas (GO) Series A
5.000%, 10/01/31	1,050	1,095,720
State of Texas (GO) Series B
5.000%, 08/01/40	1,865	1,867,967
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	355,805
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,515	1,610,790
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,760	1,765,331
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	240	256,507
5.000%, 11/15/29	310	338,385
Texas Municipal Power Agency (RB) (AG)
3.000%, 09/01/32	200	200,041
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	$387,985
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,164,178
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/26	365	367,685
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,725,701
University of North Texas System (RB) Series A
5.000%, 04/15/27	520	536,650
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	285	313,649
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	782,213
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,908,235
TOTAL TEXAS		111,307,051
UTAH — (0.5%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	754,786
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	479,490
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	471,093
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	1,035	1,074,275
Utah Transit Authority (RB)
5.000%, 12/15/26	290	296,937
TOTAL UTAH		3,076,581
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	210	223,589

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	500	$505,123
TOTAL VIRGINIA		728,712
WASHINGTON — (11.1%)
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,982,954
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/26	750	765,202
City of Seattle (GO)
4.000%, 12/01/32	375	375,196
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	525,138
4.000%, 04/01/33	985	986,555
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/28	1,115	1,174,250
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	170,699
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,475,405
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,332,408
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,000	2,000,274
Energy Northwest (RB)
4.000%, 07/01/27	400	400,318
Energy Northwest (RB) Series A
5.000%, 07/01/36	1,815	1,948,646
5.000%, 07/01/38	3,000	3,475,062
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	655	669,975
5.000%, 12/01/42	1,195	1,318,141
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,652,104
4.125%, 12/01/43	2,660	2,698,381
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,150	$1,174,503
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/28	675	725,245
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,350	4,368,672
Klickitat County Public Utility District No. 1 (RB) (AG) Series A
5.000%, 12/01/28	275	293,978
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	660	674,594
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,300,056
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/28	1,145	1,231,209
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	586,189
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,909,131
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	1,690	1,736,134
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,463,407
State of Washington (GO) Series A
5.000%, 08/01/42	2,500	2,552,529
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,008,481
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,054,383

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 02/01/44	1,200	$1,260,267
State of Washington (GO) Series D
5.000%, 02/01/41	2,655	2,677,074
5.000%, 02/01/42	240	243,393
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,490,211
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,857,973
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	200	213,370
State of Washington (COP) Series D
5.000%, 07/01/40	630	672,070
University of Washington (RB)
5.000%, 12/01/27	255	267,548
5.000%, 12/01/28	575	617,965
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	794,570
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	429,725
5.000%, 09/01/40	300	331,078
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,031,443
5.000%, 10/01/35	2,690	3,078,999
TOTAL WASHINGTON		62,994,905
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series B
5.000%, 06/01/41	450	464,991
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	462,125
TOTAL WEST VIRGINIA		927,116
WISCONSIN — (4.6%)
City of Kaukauna Electric System Revenue (RB) (AG)
4.000%, 12/15/30	800	842,509
City of Milwaukee (GO) Series B-3
3.000%, 03/01/30	610	610,004
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	690	$692,743
4.000%, 04/01/28	425	425,914
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/27	400	412,703
City of Waukesha (GO) Series C
5.000%, 10/01/26	305	309,989
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	915	931,734
Platteville School District (GO)
5.000%, 03/01/31	565	623,646
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	692,297
4.000%, 07/01/39	675	688,555
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,205	1,378,700
State of Wisconsin (GO) Series A
5.000%, 05/01/27	4,110	4,250,519
5.000%, 05/01/28	3,000	3,181,162
5.000%, 05/01/41	1,100	1,216,310
5.000%, 05/01/43	4,000	4,325,702
State of Wisconsin (GO) Series B
4.000%, 05/01/41	1,500	1,517,632
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	795	841,917
5.000%, 07/01/34	795	815,380
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,405,275
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	604,580
TOTAL WISCONSIN		25,767,271
TOTAL MUNICIPAL BONDS (Cost $558,879,507)		557,170,588

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (1.4%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	5,000	$5,001,004
County of Harris
2.450%, 03/26/26	953	953,000
County of Maricopa
2.680%, 02/11/26	474	474,052
Minnesota Agricultural & Economic Development Board
2.780%, 02/25/26	1,456	1,456,292
TOTAL COMMERCIAL PAPER (Cost $7,883,000)		7,884,348

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $293,181)	293,152	$293,181
TOTAL INVESTMENTS — (100.0%)
(Cost $567,055,688)^^		$565,348,117
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$557,170,588	—	$557,170,588
Commercial Paper	—	7,884,348	—	7,884,348
Investment Companies	$293,181	—	—	293,181
Total Investments in Securities	$293,181	$565,054,936	—	$565,348,117

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
ALASKA — (1.7%)
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/26	475	$483,228
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,632,431
Borough of North Slope (GO)
5.000%, 06/30/26	350	353,727
CIVICVentures (RB)
5.000%, 09/01/26	520	527,344
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	71,188
5.000%, 10/01/27	220	229,413
TOTAL ALASKA		3,297,331
ARIZONA — (0.6%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	220	221,013
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	151,690
5.000%, 07/01/27	330	342,239
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	75,845
5.000%, 07/01/27	260	269,643
TOTAL ARIZONA		1,060,430
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	195	202,752
CALIFORNIA — (0.5%)
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	1,000	1,007,305
	Face Amount^	Value†
	(000)
COLORADO — (1.8%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	725	$742,291
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	30	30,669
5.000%, 12/01/27	20	20,975
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	1,000	1,018,807
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	1,565	1,582,072
TOTAL COLORADO		3,394,814
CONNECTICUT — (1.0%)
City of New Haven (GO) (BAM)
5.000%, 08/01/26	650	658,113
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	606,138
Town of Ellington (GO)
4.000%, 09/22/26	650	656,701
TOTAL CONNECTICUT		1,920,952
DISTRICT OF COLUMBIA — (0.8%)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,455	1,512,573
FLORIDA — (10.6%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	586,139
5.000%, 07/01/28	440	467,158
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	320	325,028
City of Pembroke Pines (GO)
5.000%, 09/01/27	185	192,873

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	105	$106,871
5.000%, 10/01/27	50	52,213
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,100	1,112,084
5.000%, 07/01/27	115	119,303
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,010	2,032,666
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	410	417,225
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	20	20,358
5.000%, 10/01/27	25	26,106
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	120	122,147
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	90	93,355
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	120	121,991
5.000%, 10/01/27	105	109,340
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	667,992
Lee County School Board (COP) Series B
5.000%, 08/01/26	120	121,557
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	40	40,441
5.000%, 07/01/27	50	51,885
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	90	90,000
5.000%, 02/01/27	175	179,149
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	997,017
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	610	634,346
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Pinellas County School Board (RN)
4.000%, 06/30/26	840	$845,733
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/32	500	502,937
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	470	471,010
School District of Broward County (RN)
4.000%, 06/25/26	2,315	2,330,109
School District of Broward County (GO) (AG)
5.000%, 07/01/27	260	269,433
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	1,715	1,733,483
State of Florida (GO) Series A
5.000%, 06/01/26	865	872,784
5.000%, 07/01/26	130	131,479
5.000%, 07/01/27	250	259,691
State of Florida (GO) Series C
4.000%, 06/01/32	500	509,311
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	167	176,095
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	939	949,804
5.000%, 07/01/27	67	69,607
Tampa Bay Water (RB)
5.000%, 10/01/26	655	666,367
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,570	1,590,064
TOTAL FLORIDA		20,065,151
GEORGIA — (1.0%)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	1,345	1,363,026

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	600	$600,524
TOTAL GEORGIA		1,963,550
ILLINOIS — (4.5%)
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	185	189,291
Chicago Park District (GO) Series B
5.000%, 01/01/27	300	307,014
City of Peoria (GO) (AG) Series C
5.000%, 01/01/27	1,250	1,276,001
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/26	200	204,094
County of Cook (GO) Series A
5.000%, 11/15/26	800	816,068
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/26	100	102,048
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	155	157,971
Elmhurst Park District (GO)
5.000%, 12/15/26	280	286,245
5.000%, 12/15/27	55	57,627
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	420	439,185
Illinois Finance Authority (RB)
3.150%, 08/01/43	855	855,000
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	617,391
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/26	210	210,000
5.000%, 02/01/27	215	220,237
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	530	531,096
5.000%, 12/01/32	890	891,759
State of Illinois (GO) Series B
5.000%, 10/01/27	530	551,034
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series D
5.000%, 11/01/27	825	$859,296
TOTAL ILLINOIS		8,571,357
INDIANA — (0.1%)
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/27	100	103,640
KANSAS — (1.1%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,500	1,523,196
Sedgwick County Unified School District No. 261 Haysville (GO) (AG) Series A
5.000%, 11/01/26	525	535,062
TOTAL KANSAS		2,058,258
KENTUCKY — (0.1%)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	230	233,661
LOUISIANA — (0.1%)
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	110	113,253
MARYLAND — (1.2%)
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/26	1,310	1,323,584
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	60	60,622
5.000%, 07/01/27	75	77,596
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/26	50	50,377
5.000%, 08/15/26	35	35,435
5.000%, 05/15/27	40	41,348
5.000%, 08/15/27	40	41,482

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series A
5.000%, 08/01/26	575	$583,050
TOTAL MARYLAND		2,213,494
MASSACHUSETTS — (1.9%)
City of Fall River (GO)
4.000%, 01/29/27	936	950,322
City of Peabody (GO)
4.000%, 07/10/26	1,000	1,007,344
City of Quincy (GO)
5.000%, 07/24/26	780	789,674
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	20	21,244
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	55	55,490
5.000%, 07/01/27	70	72,124
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/26	445	449,614
Town of Easton (GO)
4.000%, 03/05/26	217	217,319
TOTAL MASSACHUSETTS		3,563,131
MICHIGAN — (2.2%)
Ann Arbor School District (GO)
5.000%, 05/01/27	1,500	1,548,242
Birmingham City School District (GO)
5.000%, 05/01/26	190	191,210
5.000%, 05/01/27	360	371,848
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	290	291,920
Farmington Public School District (GO)
5.000%, 05/01/26	75	75,448
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	305	314,134
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	65	65,414
5.000%, 05/01/27	70	72,234
Northern Michigan University (RB)
5.000%, 06/01/26	500	504,027
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	55	$56,517
6.000%, 11/01/27	30	31,920
South Lyon Community Schools (GO)
5.000%, 05/01/26	395	397,576
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	115	118,603
5.000%, 05/01/28	155	163,767
TOTAL MICHIGAN		4,202,860
MINNESOTA — (0.4%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	290	290,000
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	120	120,000
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	200,000
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	60	61,149
5.000%, 12/01/27	35	36,504
TOTAL MINNESOTA		707,653
MISSOURI — (0.3%)
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	555,716
NEBRASKA — (0.0%)
City of Omaha (GO) Series B
5.000%, 04/15/26	35	35,196
5.000%, 04/15/27	25	25,827
TOTAL NEBRASKA		61,023
NEVADA — (2.4%)
Clark County School District (GO) Series B
5.000%, 06/15/26	385	388,779

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Clark County School District (GO) Series C
5.000%, 06/15/26	1,200	$1,202,387
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	625	627,978
4.000%, 07/01/34	200	200,880
County of Clark (GO)
5.000%, 07/01/27	1,770	1,837,657
Washoe County School District (GO) Series A
5.000%, 06/01/27	85	88,036
5.000%, 06/01/28	90	95,513
Washoe County School District (GO) Series C
4.000%, 10/01/33	135	137,279
TOTAL NEVADA		4,578,509
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	1,480	1,499,905
NEW JERSEY — (6.6%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	1,225	1,227,146
City of New Brunswick (GO)
4.000%, 09/08/26	1,000	1,009,907
City of Newark (GO)
4.000%, 12/11/26	1,250	1,264,836
City of Summit (GO)
4.000%, 07/16/26	190	191,517
County of Hudson (GO)
4.000%, 02/26/26	1,125	1,126,227
Essex County Improvement Authority (RN)
5.000%, 03/17/26	240	240,800
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,078,444
Township of East Brunswick (GO)
4.000%, 07/14/26	1,575	1,586,478
Township of Gloucester (GO) Series A
4.000%, 07/21/26	1,350	1,360,791
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	900	909,237
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Morris (GO)
3.750%, 09/24/26	500	$504,251
Township of Old Bridge (GO)
4.000%, 09/09/26	305	308,054
Township of Voorhees (GO) Series A
4.000%, 09/17/26	750	757,417
Westfield School District (GO)
4.000%, 09/03/26	1,020	1,029,804
TOTAL NEW JERSEY		12,594,909
NEW MEXICO — (0.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	190	192,520
NEW YORK — (10.1%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	1,250	1,261,158
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,005,980
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,004,994
City of Lackawanna (GO)
4.000%, 05/01/26	500	501,890
City of New York (GO) Series A-1
5.000%, 08/01/27	400	416,127
4.000%, 08/01/32	645	647,546
5.000%, 08/01/33	130	131,548
City of North Tonawanda (GO)
4.375%, 05/15/26	400	402,043
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	900	905,938
County of Suffolk (GO)
4.000%, 07/24/26	3,000	3,025,922
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,006,596

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	500	$503,438
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	754,724
New York State Dormitory Authority (RB)
5.000%, 07/01/26	65	65,693
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	1,020	1,028,031
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,060	1,068,612
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,100	1,109,307
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,015	1,021,809
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,145	1,155,876
Town of Tonawanda (GO)
4.000%, 08/21/26	590	595,439
Town of Webster (GO)
4.000%, 08/25/26	1,250	1,261,761
Village of Freeport (GO) Series F
3.750%, 11/12/26	385	389,175
TOTAL NEW YORK		19,263,607
NORTH CAROLINA — (0.5%)
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.200%, 01/15/37	130	130,000
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	40	42,011
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	410	$413,467
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	375	377,723
TOTAL NORTH CAROLINA		963,201
OHIO — (2.0%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	385	385,326
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	560	560,533
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	295	301,276
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	75	75,609
5.000%, 06/01/27	65	67,075
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,160	1,184,248
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	727,283
University of Akron (RB) Series A
4.000%, 01/01/28	445	455,970
TOTAL OHIO		3,757,320
OKLAHOMA — (0.7%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	1,119,166
Oklahoma Municipal Power Authority (RB) (AG) Series A
5.000%, 01/01/27	225	230,143
TOTAL OKLAHOMA		1,349,309

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (1.7%)
City of Philadelphia (GO) Series C
5.000%, 08/01/26	495	$501,351
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	870	877,131
County of Beaver (GO) (BAM)
4.000%, 04/15/26	1,100	1,103,331
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	55,470
5.000%, 06/15/26	650	656,321
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	25	25,965
TOTAL PENNSYLVANIA		3,219,569
SOUTH CAROLINA — (0.8%)
Orangeburg County School District (GO)
5.000%, 08/13/26	585	592,732
York County School District No. 1 (GO)
4.000%, 07/30/26	1,000	1,008,628
TOTAL SOUTH CAROLINA		1,601,360
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	230	234,326
TENNESSEE — (3.5%)
City of Memphis (GO) Series A
5.000%, 04/01/26	205	205,904
5.000%, 04/01/27	1,020	1,052,188
City of Memphis (GO) Series B
5.000%, 04/01/26	220	220,970
County of Bedford (GO)
5.000%, 06/01/26	500	504,374
County of Rutherford (GO) Series B
5.000%, 04/01/26	395	396,761
5.000%, 04/01/27	185	190,795
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	570	$615,177
5.000%, 07/01/30	315	318,207
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,010,359
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	940	950,197
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	100	101,128
5.000%, 07/01/27	40	41,536
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	30	31,136
5.000%, 07/01/28	40	42,515
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,012,813
TOTAL TENNESSEE		6,694,060
TEXAS — (24.7%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	590	590,584
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	365	365,365
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	125	125,123
Austin Independent School District (GO)
5.000%, 08/01/27	520	540,652
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	1,205	1,222,769
5.000%, 08/15/27	1,455	1,515,646
5.000%, 08/15/28	190	202,785
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	405	421,899

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 05/01/26	665	$669,481
5.000%, 09/01/26	435	441,928
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	60	61,256
5.000%, 11/15/27	50	52,379
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	160	163,106
City of Brownsville (GO) Series A
5.000%, 02/15/28	1,340	1,411,467
City of Carrollton (GO)
5.000%, 08/15/26	180	182,669
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	360	364,277
City of Dallas (GO)
5.000%, 02/15/26	310	310,300
5.000%, 08/15/27	645	671,765
City of Dallas (GO) Series A
5.000%, 02/15/26	385	385,372
5.000%, 02/15/27	435	447,229
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	147,610
City of El Paso (GO)
5.000%, 08/15/26	140	141,933
5.000%, 08/15/34	1,000	1,011,895
City of El Paso (GO) Series A
5.000%, 08/15/26	635	643,766
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	115	115,235
5.000%, 03/01/27	45	46,250
City of Fort Worth (GO)
5.000%, 03/01/26	935	937,004
City of Frisco (GO)
5.000%, 02/15/26	2,255	2,257,198
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	25	25,697
5.000%, 03/01/28	40	42,098
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	70	70,963
5.000%, 08/15/27	45	46,742
City of Houston (RN)
5.000%, 06/30/26	1,000	1,011,186
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/27	330	$344,098
City of Kyle (GO) (AG)
5.000%, 08/15/26	325	329,644
City of Midlothian (GO)
5.000%, 08/15/26	500	507,171
City of Pearland (GO)
5.000%, 03/01/26	105	105,219
5.000%, 03/01/27	430	442,178
City of Pearland (GO) Series A
5.000%, 03/01/27	110	113,115
City of San Antonio (GO)
5.000%, 02/01/26	625	625,000
5.000%, 02/01/27	335	344,271
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	425	428,375
5.000%, 02/01/32	1,765	1,765,000
City of Temple (GO)
5.000%, 08/01/26	140	141,871
5.000%, 08/01/27	65	67,601
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	55	55,735
5.000%, 08/01/27	35	36,401
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	510	522,657
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	210	216,129
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	450	456,140
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	50	50,049
County of Collin (GO)
5.000%, 02/15/26	335	335,315
County of Ector (GO)
5.000%, 02/15/26	115	115,108
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	155	159,289
County of Harris (GO) Series A
5.000%, 09/15/27	1,060	1,106,839
County of Hidalgo (GO)
5.000%, 08/15/26	320	324,297

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Midland (GO)
5.000%, 02/15/26	245	$245,227
County of Montgomery (GO)
5.000%, 03/01/31	1,000	1,002,127
County of Montgomery (GO) Series A
5.000%, 03/01/26	105	105,225
5.000%, 03/01/27	215	221,042
County of Travis (GO)
5.000%, 03/01/26	485	486,047
County of Williamson (GO)
5.000%, 02/15/26	135	135,131
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	187,564
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	465	465,455
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	97,720
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	120	120,097
5.000%, 02/15/27	80	81,894
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	530,430
5.000%, 07/01/28	425	449,999
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	55	55,053
5.000%, 02/15/27	155	159,277
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	905	905,902
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,860	1,861,854
5.000%, 02/15/27	465	478,459
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	500	514,056
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) Series B
5.000%, 02/15/27	180	$184,836
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	190	190,175
5.000%, 02/15/27	300	308,028
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	150	150,142
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	170	172,502
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	253,438
Lower Colorado River Authority (RB)
5.000%, 05/15/26	985	992,722
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	85	87,892
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	565	584,659
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	840	840,828
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	95	97,045
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	1,095	1,116,515
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	160	161,489
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/26	845	858,853
5.000%, 09/01/31	330	334,233

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	575	$580,941
Rankin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,000,927
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	101,483
State of Texas (GO) Series A
5.000%, 10/01/31	405	422,635
State of Texas (GO) Series B
5.000%, 10/01/31	365	380,893
Stephen F Austin State University (RB)
5.000%, 10/15/26	1,000	1,017,684
5.000%, 10/15/29	720	731,942
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	790	826,550
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	165	176,349
Texas A&M University (RB) Series A
5.000%, 05/15/26	130	131,021
5.000%, 05/15/27	125	129,422
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/28	555	589,041
Texas Tech University System (RB) Series A
5.000%, 02/15/26	290	290,273
5.000%, 02/15/27	135	138,704
Travis County Healthcare District (GO)
5.000%, 03/01/27	75	77,100
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	140	141,787
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	415	415,394
TOTAL TEXAS		46,823,193
	Face Amount^	Value†
	(000)
UTAH — (1.0%)
City of Salt Lake City Public Utilities Revenue (RB) Series C
5.000%, 02/01/27	500	$513,587
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/26	980	988,760
Utah Transit Authority (RB)
5.000%, 12/15/26	350	358,372
TOTAL UTAH		1,860,719
VIRGINIA — (0.4%)
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	500	505,840
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	315	318,227
TOTAL VIRGINIA		824,067
WASHINGTON — (6.8%)
City of Seattle (GO)
4.000%, 12/01/32	375	375,196
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	135	135,923
5.000%, 05/01/27	100	103,438
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	825	825,000
5.000%, 02/01/27	185	190,101
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,110	1,134,729
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	505	510,772
County of Spokane (GO)
5.000%, 12/01/26	20	20,451
5.000%, 12/01/27	25	26,228
Energy Northwest (RB) Series A
5.000%, 07/01/27	1,425	1,440,319

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	$875,435
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	65	66,486
5.000%, 12/01/27	35	36,751
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	115	116,691
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	120	122,613
5.000%, 12/01/27	175	183,627
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	80	81,829
5.000%, 12/01/27	35	36,751
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	105	107,401
5.000%, 12/01/27	105	110,254
Snohomish County School District No. 4 Lake Stevens (GO) (SCH BD GTY)
5.000%, 12/01/26	615	629,060
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	505	511,944
5.000%, 08/01/33	1,115	1,128,830
State of Washington (GO) Series B
5.000%, 08/01/29	145	146,965
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	2,555	2,573,725
University of Washington (RB)
5.000%, 12/01/26	510	521,426
5.000%, 12/01/27	95	99,675
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	150	150,302
5.000%, 03/01/27	105	107,866
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	500	$517,947
TOTAL WASHINGTON		12,887,735
WISCONSIN — (5.7%)
City of Madison (GO) Series B
5.000%, 10/01/26	870	885,331
City of Racine (GO)
4.500%, 03/15/27	485	486,021
County of Pierce (GO) Series A
5.000%, 03/01/26	250	250,541
Green Bay Area Public School District (GO)
4.000%, 04/01/26	65	65,175
Madison Metropolitan School District (RN)
5.000%, 09/01/26	1,300	1,320,781
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	995	1,023,643
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 04/01/26	710	712,027
Onalaska School District (GO)
5.000%, 04/01/26	585	587,462
Portage Community School District (GO)
5.000%, 03/01/26	250	250,506
Racine Unified School District (GO) (AG)
5.000%, 04/01/26	160	160,663
Sheboygan Area School District (GO)
5.000%, 03/01/26	75	75,155
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	515	525,663
State of Wisconsin (GO) Series A
5.000%, 05/01/27	1,470	1,520,259
5.000%, 05/01/28	500	530,194
State of Wisconsin (GO) Series B
5.000%, 05/01/26	600	604,085
5.000%, 05/01/27	870	899,997

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 05/01/28	790	$837,879
TOTAL WISCONSIN		10,735,382
TOTAL MUNICIPAL BONDS (Cost $185,386,745)		185,888,595
COMMERCIAL PAPER — (2.1%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	1,000	1,000,201
County of Maricopa
2.700%, 02/04/26	1,000	1,000,060
2.680%, 02/11/26	710	710,079
Minnesota Agricultural & Economic Development Board
2.780%, 02/25/26	544	544,109
University of Pittsburgh-of the Commonwealth System of Higher Education
2.580%, 03/05/26	700	700,157
TOTAL COMMERCIAL PAPER (Cost $3,954,000)		3,954,606

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $85,418)	85,410	$85,418
TOTAL INVESTMENTS — (100.0%)
(Cost $189,426,163)^^		$189,928,619

BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$185,888,595	—	$185,888,595
Commercial Paper	—	3,954,606	—	3,954,606
Investment Companies	$85,418	—	—	85,418
Total Investments in Securities	$85,418	$189,843,201	—	$189,928,619

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.4%)
CALIFORNIA — (96.4%)
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	$485,952
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/26	350	357,002
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/26	2,620	2,672,416
5.000%, 10/01/28	450	486,390
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	2,000	2,097,868
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/26	1,350	1,370,667
5.000%, 08/01/27	835	873,328
5.000%, 08/01/28	885	952,169
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,600
Atascadero Unified School District (GO) Series A
5.000%, 08/01/26	565	573,452
Bay Area Toll Authority (RB) Series A
2.650%, 04/01/55	9,380	9,380,000
Bay Area Toll Authority (RB) Series B
2.600%, 04/01/55	8,430	8,430,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/26	510	518,986
5.000%, 09/01/27	355	371,675
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/26	780	791,512
Beverly Hills Unified School District (GO)
5.000%, 08/01/26	810	822,481
5.000%, 08/01/27	660	689,696
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Buena Park School District (GO)
8.000%, 08/01/26	1,320	$1,358,041
Burbank Unified School District (GO)
5.000%, 08/01/26	500	507,805
5.000%, 08/01/28	750	808,067
California Health Facilities Financing Authority (RB)
5.000%, 02/01/26	1,040	1,040,000
5.000%, 11/15/29	1,070	1,075,794
5.000%, 02/01/30	1,000	1,027,326
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/26	565	565,000
5.000%, 03/01/26	2,565	2,567,575
5.000%, 11/15/26	1,125	1,150,724
4.000%, 03/01/28	4,660	4,662,093
5.000%, 10/01/29	2,390	2,395,112
California Health Facilities Financing Authority (RB) Series B
2.650%, 03/01/41	4,185	4,185,000
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,900	2,963,426
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/26	1,135	1,135,000
5.000%, 02/01/28	750	777,381
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	240	241,861
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,428,892
5.000%, 11/01/33	2,190	2,229,761
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,300	1,311,236
California State Public Works Board (RB) Series A
5.000%, 04/01/27	1,000	1,033,385

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,470	$1,480,382
5.000%, 06/01/27	535	555,392
5.000%, 12/01/28	1,905	2,059,060
5.000%, 10/01/29	1,265	1,322,972
California State Public Works Board (RB) Series C
5.000%, 09/01/26	1,610	1,636,854
5.000%, 09/01/28	8,636	9,273,327
5.000%, 11/01/28	1,100	1,186,377
California State Public Works Board (RB) Series D
5.000%, 04/01/27	2,030	2,065,445
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,280,597
California State University (RB) Series A
5.000%, 11/01/26	990	1,013,085
5.000%, 11/01/28	60	60,147
5.000%, 11/01/30	4,915	5,022,832
5.000%, 11/01/32	5,050	5,084,684
5.000%, 11/01/33	3,400	3,422,414
4.000%, 11/01/34	8,650	8,670,071
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	930	951,301
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	10,000	10,114,206
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	2,030	2,039,855
5.000%, 04/01/27	2,765	2,860,911
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	1,110	1,115,389
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/26	2,000	2,038,341
5.000%, 09/15/27	1,105	1,159,427
5.000%, 09/15/28	1,060	1,144,879
5.000%, 09/15/29	1,240	1,377,336
City of Berkeley (RN)
4.000%, 07/28/26	13,950	14,093,331
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/26	225	$227,098
City of Los Angeles (RN)
5.000%, 06/25/26	14,250	14,413,304
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	2,910	2,940,292
5.000%, 06/01/27	945	984,591
5.000%, 06/01/28	3,610	3,872,690
City of Oakland (GO)
5.000%, 07/15/26	1,175	1,189,868
5.000%, 07/15/27	2,045	2,127,400
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/26	840	848,266
5.000%, 06/01/27	390	405,342
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/26	850	862,970
5.000%, 08/01/27	2,300	2,405,226
5.000%, 08/01/28	830	893,206
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/26	1,050	1,073,178
5.000%, 11/01/27	1,475	1,506,000
5.000%, 11/01/28	1,470	1,500,738
5.000%, 11/01/29	1,015	1,132,773
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
4.000%, 11/01/30	1,255	1,269,861
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/26	3,965	4,052,525
5.000%, 11/01/27	3,580	3,777,025
City of San Mateo (ST) (BAM)
5.000%, 09/01/26	250	253,564
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	1,245	1,263,624
Corona-Norco Unified School District (GO)
5.000%, 08/01/26	925	938,560
5.000%, 08/01/27	575	601,132
5.000%, 08/01/28	585	628,657
5.000%, 08/01/29	590	651,760

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Kern (COP) (AG) Series A
5.000%, 11/01/26	1,240	$1,264,669
County of Los Angeles (RN) Series A
5.000%, 06/30/26	21,185	21,437,868
County of Riverside (RN)
5.000%, 06/30/26	16,015	16,213,642
County of San Diego (RN)
5.000%, 06/30/26	15,520	15,712,535
Cupertino Union School District (COP)
5.000%, 06/01/26	600	605,624
5.000%, 06/01/28	250	266,889
Delano Union School District (GO) (AG)
4.000%, 02/01/26	315	315,000
Desert Community College District (GO)
5.000%, 08/01/27	1,170	1,226,368
5.000%, 08/01/28	695	750,048
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/30	1,490	1,551,005
East Side Union High School District (GO) (AG) Series A
5.000%, 08/01/26	2,135	2,167,792
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,159,103
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/26	500	510,849
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/26	3,890	3,948,386
5.000%, 08/01/27	530	553,526
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/26	5,000	5,146,880
8.000%, 08/01/27	2,000	2,175,621
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	1,730	1,755,274
5.000%, 08/01/27	1,320	1,379,791
Fullerton Joint Union High School District (GO) Series A
8.000%, 08/01/26	1,305	1,343,204
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Glendale Community College District (GO) Series A
5.000%, 08/01/27	1,155	$1,209,593
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/26	875	886,550
5.000%, 07/15/27	365	379,894
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	1,555	1,577,951
5.000%, 08/01/27	695	725,745
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	2,005	2,049,713
5.000%, 11/01/27	700	736,787
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/26	360	367,703
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,293,600
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/26	270	272,043
5.000%, 05/01/27	285	295,586
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	240	243,482
Los Angeles Community College District (GO) Series C
5.000%, 08/01/26	1,715	1,741,170
Los Angeles Community College District (GO) Series F
5.000%, 08/01/26	3,560	3,614,323
5.000%, 08/01/27	1,945	2,036,343
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,995	6,000,768
5.000%, 06/01/29	1,765	1,782,166
5.000%, 06/01/31	1,730	1,746,141
5.000%, 06/01/33	4,210	4,247,133
5.000%, 07/01/34	5,820	6,049,985
5.000%, 06/01/35	7,080	7,137,827

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	1,035	$1,124,035
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	725	743,517
5.000%, 12/01/27	755	797,248
5.000%, 12/01/28	785	852,529
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/26	425	433,759
5.000%, 10/01/27	560	588,234
5.000%, 10/01/28	440	475,581
5.000%, 10/01/29	475	527,513
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	3,365	3,536,700
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	2,315	2,335,098
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	315	318,496
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	550	556,127
5.000%, 07/01/27	250	259,450
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	6,110	6,186,212
5.000%, 07/01/27	11,445	11,947,782
5.000%, 07/01/29	3,460	3,819,404
5.000%, 07/01/30	4,010	4,537,931
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	3,605	3,647,021
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/30	3,300	3,488,279
Los Rios Community College District (GO)
5.000%, 08/01/26	500	507,830
5.000%, 08/01/27	2,340	2,449,893
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	$5,771,459
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,201,626
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	1,872,123
5.000%, 10/01/31	1,090	1,091,354
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/26	290	296,009
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/26	640	649,382
5.000%, 08/01/27	615	642,020
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	825	888,244
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/26	400	406,955
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	1,975	2,065,357
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	4,035	4,118,591
5.000%, 11/01/30	1,380	1,405,439
5.000%, 11/01/31	1,390	1,414,999
Municipal Water District of Orange County Water Facilities Corp. (RB) Series A
5.000%, 08/15/32	1,500	1,545,650
Napa Valley Community College District (GO)
4.000%, 08/01/31	4,630	4,633,562
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	210	219,290
New Haven Unified School District (GO) Series A
5.000%, 08/01/26	330	334,970
Newark Unified School District (GO) Series A
5.000%, 08/01/27	275	287,332

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oak Grove School District (GO) Series B
5.000%, 08/01/27	2,800	$2,927,677
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	3,200	3,243,060
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,095	1,099,831
Oakland Unified School District/Alameda County (GO) (AG) Series A
5.000%, 08/01/31	220	228,727
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/26	715	730,003
5.000%, 11/01/27	675	710,354
Pajaro Valley Unified School District (GO)
5.000%, 08/01/26	530	537,955
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/26	11,000	11,165,101
5.000%, 08/01/27	1,520	1,588,620
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,565	1,638,022
Pasadena Unified School District (GO) Series D
5.000%, 08/01/27	1,395	1,460,090
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/26	685	694,905
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/26	425	431,273
5.000%, 08/01/27	750	783,178
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/26	475	482,011
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/26	200	203,701
5.000%, 10/01/27	100	104,799
Pleasanton Unified School District (GO)
5.000%, 08/01/26	1,450	1,472,125
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pomona Unified School District (GO) Series A
5.000%, 08/01/26	1,930	$1,959,257
5.000%, 08/01/27	760	794,885
Poway Unified School District (GO)
5.000%, 08/01/26	1,005	1,019,833
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	585	594,073
5.000%, 08/01/27	450	470,929
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/26	1,710	1,733,531
Regents of the University of California Medical Center Pooled Revenue (RB) Series B-2
2.650%, 05/15/32	530	530,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/27	1,295	1,305,250
5.000%, 05/15/33	9,365	9,436,108
5.000%, 05/15/34	6,000	6,043,829
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.650%, 05/15/45	2,610	2,610,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,075	3,121,922
5.000%, 08/01/27	1,800	1,882,351
Riverside Unified School District (GO)
5.000%, 08/01/26	215	218,410
5.000%, 08/01/27	130	136,026
5.000%, 08/01/28	415	446,919
Riverside Unified School District (GO) Series D
5.000%, 08/01/26	425	431,740
5.000%, 08/01/27	295	308,675
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	420	430,516
5.000%, 12/01/27	470	495,951
5.000%, 12/01/28	585	634,548

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (AG)
4.000%, 07/01/26	1,040	$1,047,975
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	415	422,003
Salinas Union High School District (GO) Series A
5.000%, 08/01/26	350	355,271
Salinas Union High School District (GO) Series B
5.000%, 08/01/26	600	609,036
San Bernardino Community College District (GO) Series F
5.000%, 08/01/26	250	253,752
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	905	936,147
5.000%, 03/01/28	2,440	2,599,344
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,214,430
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	15,010	15,271,354
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	1,820	1,860,488
5.000%, 10/15/27	2,255	2,375,986
5.000%, 05/15/34	5,020	5,056,876
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	2,470	2,599,219
San Diego Unified School District (GO) Series I-3
5.000%, 07/01/26	10,990	11,126,622
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/26	2,840	2,884,331
5.000%, 08/01/27	4,120	4,312,863
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/26	5,355	5,438,588
5.000%, 08/01/27	2,540	2,658,901
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/26	2,000	$2,025,949
5.000%, 07/01/27	2,860	2,986,460
5.000%, 07/01/28	1,045	1,120,555
4.000%, 07/01/34	1,000	1,015,278
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,590	2,608,655
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,889,961
5.000%, 10/01/31	1,390	1,394,594
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	499,910
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,354,903
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	4,265	4,309,730
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	2,002,347
4.000%, 06/15/33	3,000	3,002,608
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,114,155
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	1,965	2,023,720
8.000%, 08/01/27	1,535	1,670,983
8.000%, 08/01/28	1,850	2,123,236
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/26	1,625	1,649,552
5.000%, 08/01/27	865	903,919
San Jose Unified School District (GO) Series A
5.000%, 08/01/26	4,710	4,781,164

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	5,485	$5,733,449
San Leandro Unified School District (GO) Series B
5.000%, 08/01/26	175	177,574
5.000%, 08/01/27	140	146,363
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	760,957
San Marcos Unified School District (GO) Series A
5.000%, 08/01/26	1,200	1,217,711
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/26	750	761,557
San Mateo Joint Powers Financing Authority (RB) Series A
¤ 4.000%, 07/15/32 (Pre-refunded @ $100, 7/15/26)	2,500	2,522,240
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,146,505
San Mateo Union High School District (GO) Series D
5.000%, 09/01/26	570	580,310
5.000%, 09/01/27	1,250	1,311,315
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	1,555	1,579,428
5.000%, 08/01/27	590	617,977
Southwestern Community College District (GO) Series A
5.250%, 08/01/27	1,120	1,173,656
5.250%, 08/01/28	785	849,345
State of California (GO)
3.000%, 03/01/26	1,975	1,976,166
4.000%, 03/01/26	3,675	3,681,060
5.000%, 04/01/26	1,520	1,527,580
5.000%, 08/01/26	20,045	20,350,770
4.000%, 09/01/26	2,430	2,459,274
5.000%, 09/01/26	7,005	7,129,620
4.000%, 11/01/26	7,670	7,789,016
5.000%, 11/01/26	3,105	3,176,092
5.000%, 03/01/27	11,045	11,404,511
5.000%, 04/01/27	4,610	4,768,772
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
3.500%, 08/01/27	4,375	$4,457,827
5.000%, 08/01/27	8,120	8,479,084
5.000%, 10/01/27	3,545	3,718,895
5.000%, 11/01/27	2,520	2,649,716
5.000%, 03/01/28	500	530,067
5.000%, 08/01/28	6,250	6,455,872
5.000%, 09/01/28	9,785	9,950,439
5.000%, 11/01/28	2,690	2,902,731
5.000%, 12/01/28	3,875	4,190,601
5.000%, 08/01/29	3,005	3,202,053
5.000%, 10/01/29	5,075	5,099,451
5.000%, 08/01/30	2,930	2,970,054
5.000%, 10/01/30	2,625	2,824,041
5.000%, 11/01/30	1,035	1,084,872
4.000%, 08/01/31	5,515	5,553,015
5.250%, 08/01/31	355	355,899
5.000%, 09/01/31	6,540	6,644,849
5.000%, 10/01/31	90	90,209
4.000%, 09/01/32	1,775	1,788,255
5.000%, 09/01/32	710	720,845
5.000%, 10/01/32	15	15,033
5.000%, 08/01/33	11,210	11,434,010
5.000%, 09/01/33	3,000	3,043,554
5.000%, 12/01/34	1,000	1,007,798
5.000%, 04/01/35	1,890	2,015,313
State of California (GO) Series A
5.000%, 11/01/28	1,420	1,532,296
State of California (GO) Series B
5.000%, 10/01/26	4,575	4,668,029
State of California (GO) Series C
5.000%, 09/01/32	10	10,022
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,950	10,178,427
State of California Department of Water Resources (RB) Series AX
5.000%, 12/01/30	2,115	2,228,861
State of California Department of Water Resources (RB) Series BA
5.000%, 12/01/26	1,000	1,025,532
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/26	1,100	1,128,085

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,185	$5,475,043
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/26	1,785	1,814,367
Stockton Unified School District (COP)
5.000%, 02/01/26	325	325,000
Sunnyvale School District (GO) Series A
5.000%, 09/01/26	640	650,641
5.000%, 09/01/27	630	659,391
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	1,950	1,979,658
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	915,888
Tustin Unified School District (GO)
5.000%, 08/01/27	5,990	6,258,604
Ukiah Public Financing Authority (RB)
4.000%, 04/01/26	470	471,230
University of California (RB) Series AR
5.000%, 05/15/30	2,120	2,135,022
5.000%, 05/15/31	1,450	1,459,939
University of California (RB) Series BN
5.000%, 05/15/26	2,040	2,057,938
University of California (RB) Series BS
5.000%, 05/15/29	1,340	1,471,012
University of California (RB) Series BX
5.000%, 05/15/26	6,600	6,658,036
University of California (RB) Series BZ
5.000%, 05/15/26	7,230	7,293,576
5.000%, 05/15/27	3,205	3,331,856
5.000%, 05/15/28	9,675	10,340,075
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,024,239
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura Unified School District (GO) Series B
5.000%, 08/01/26	1,000	$1,014,759
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/26	670	674,414
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	4,300	4,364,110
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,741,232
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	1,382,249
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	825	837,919
5.000%, 08/01/27	355	371,780
TOTAL MUNICIPAL BONDS (Cost $839,823,541)		842,934,527
COMMERCIAL PAPER — (3.6%)
California Statewide Communities Development Authority
2.480%, 05/05/26	13,000	13,009,665
2.400%, 07/07/26	8,000	8,003,310
2.350%, 07/09/26	10,000	10,002,035
TOTAL COMMERCIAL PAPER (Cost $31,000,000)		31,015,010

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $360,879)	360,843	360,879
TOTAL INVESTMENTS — (100.0%)
(Cost $871,184,420)^^		$874,310,416

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$842,934,527	—	$842,934,527
Commercial Paper	—	31,015,010	—	31,015,010
Investment Companies	$360,879	—	—	360,879
Total Investments in Securities	$360,879	$873,949,537	—	$874,310,416

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,402,822
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	858,850
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	406,648
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	389,112
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/32	770	871,820
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,038,041
Bay Area Toll Authority (RB) Series A
2.650%, 04/01/55	1,465	1,465,000
Bay Area Toll Authority (RB) Series B
2.600%, 04/01/55	1,905	1,905,000
Beaumont Public Improvement Authority (RB) (AG) Series A
5.000%, 09/01/31	240	278,443
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,460,984
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	475,128
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	152,102
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,382,038
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	433,844
4.000%, 08/01/34	525	557,566
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Educational Facilities Authority (RB) Series 2025A
5.000%, 04/01/44	700	$766,945
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,115	1,143,694
5.000%, 02/01/34	1,250	1,280,780
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	788,046
California Health Facilities Financing Authority (RB) Series A
5.000%, 12/01/27	375	391,388
5.000%, 12/01/28	550	582,581
5.000%, 11/15/34	3,145	3,297,537
4.000%, 04/01/38	1,600	1,624,308
5.000%, 08/15/41	2,000	2,177,343
5.000%, 12/01/41	855	941,327
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,619,159
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	527,883
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	698,060
5.000%, 02/01/29	825	869,900
5.000%, 02/01/30	1,000	1,071,219
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	547,004
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,510	1,744,145
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,171,452
5.000%, 02/01/28	5,030	5,318,447

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 12/01/28	965	$1,043,041
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,820	1,962,915
5.000%, 08/01/35	675	761,216
5.000%, 09/01/39	990	1,141,322
5.000%, 11/01/42	245	279,880
California State University (RB) Series A
5.000%, 11/01/26	350	358,161
5.000%, 11/01/28	365	395,937
5.000%, 11/01/31	1,300	1,309,287
5.000%, 11/01/32	1,025	1,032,040
4.000%, 11/01/35	2,000	2,003,927
5.000%, 11/01/43	1,840	2,058,175
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/26	1,035	1,040,439
5.000%, 03/01/27	1,490	1,492,447
5.000%, 12/01/43	2,750	2,993,984
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	203,442
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,002
4.000%, 10/01/28	160	167,778
4.000%, 10/01/29	110	117,076
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,119,207
Cerritos Community College District (GO)
4.000%, 08/01/44	750	752,891
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	443,160
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,645	2,659,890
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	841,438
5.000%, 08/01/43	435	478,621
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	$911,583
4.000%, 08/01/42	1,070	1,084,128
4.000%, 08/01/43	560	562,182
City & County of San Francisco (GO) Series 2025B-1
5.000%, 06/15/43	4,000	4,405,877
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	305,829
City & County of San Francisco (COP) Series R1
5.000%, 04/01/29	2,665	2,912,283
5.000%, 04/01/37	1,825	2,187,406
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,535	1,751,593
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/27	220	228,049
5.000%, 06/01/28	205	218,922
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	532,771
5.000%, 05/15/29	410	448,467
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/29	4,710	5,196,392
City of Oakland (GO)
5.000%, 07/15/29	3,050	3,336,015
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,464,905
City of Roseville Electric System Revenue (RB)
5.000%, 02/01/42	630	720,804
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/29	375	418,512
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	259,768
5.000%, 09/01/28	370	393,124

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	$1,292,239
Clovis Unified School District (GO) Series A
5.000%, 08/01/36	175	206,390
5.000%, 08/01/37	210	245,818
5.000%, 08/01/38	175	203,041
5.000%, 08/01/39	190	219,127
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	481,327
5.000%, 08/01/32	340	383,517
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	765,407
Corona-Norco Unified School District (GO)
5.000%, 08/01/30	375	424,759
5.000%, 08/01/31	290	336,380
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	193,408
County of Sacramento (COP) (AG)
5.000%, 10/01/28	795	855,179
Culver City School Facilities Financing Authority (RB) (AG)
5.500%, 08/01/26	855	869,082
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,410,206
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	265	278,094
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	591,386
4.000%, 08/01/44	1,100	1,096,273
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	171,775
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/44	550	616,366
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	703,253
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Side Union High School District (GO)
5.000%, 08/01/26	325	$329,797
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	509,774
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	366,282
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,039,865
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	1,500	1,506,588
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	255,002
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/36	700	848,803
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	501,319
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	731,730
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	218,912
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	214,275
5.000%, 08/01/43	480	534,787
5.000%, 08/01/44	325	357,402
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	522,119
4.000%, 08/01/30	1,760	1,771,857
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/41	380	431,089
5.000%, 08/01/42	335	374,954

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	$515,830
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/29	700	778,800
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	414,921
5.000%, 11/01/29	365	403,701
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/31	400	462,237
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,458,197
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	336,121
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	182,803
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	553,505
Kern High School District (GO) Series A
3.000%, 08/01/26	990	992,421
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	762,383
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,141,331
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/26	525	529,643
Lodi Unified School District (GO)
5.000%, 08/01/26	500	507,380
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	344,651
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	689,561
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	$150,732
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	213,099
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,090,955
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	616,949
Los Angeles Community College District (GO) Series F
5.000%, 08/01/29	2,000	2,219,104
5.000%, 08/01/31	4,675	5,450,808
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	145	160,033
5.000%, 06/01/38	2,145	2,159,510
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,885	3,087,676
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,163,160
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	435,855
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/29	710	791,794
5.000%, 12/01/36	1,185	1,449,845
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/29	245	272,085
5.000%, 10/01/32	375	444,219
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,026,805

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	310	$316,672
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	720,644
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	565,213
5.000%, 07/01/41	505	545,072
5.000%, 07/01/43	2,200	2,334,579
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	241,792
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	571,348
5.000%, 07/01/30	315	349,971
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,441,188
5.000%, 07/01/28	855	909,723
5.000%, 07/01/44	655	703,798
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,049,829
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	833,540
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/38	850	1,011,721
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/38	1,070	1,273,578
5.000%, 07/01/44	6,250	6,932,617
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	636,797
5.000%, 07/01/34	2,065	2,170,438
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,123,475
5.000%, 07/01/44	2,355	2,602,509
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	$1,049,071
Los Rios Community College District (GO)
5.000%, 08/01/26	500	507,830
5.000%, 08/01/27	415	434,490
5.000%, 08/01/28	220	237,089
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	579,923
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	3,420	3,490,924
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/40	165	179,335
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	607,328
4.000%, 08/01/44	520	522,201
Milpitas Unified School District (GO) Series B
4.000%, 08/01/26	400	404,114
4.000%, 08/01/27	250	257,652
4.000%, 08/01/28	510	535,684
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	720,107
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,195,081
Moreno Valley Unified School District (GO) (BAM)
5.000%, 08/01/29	200	220,793
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	220	223,247
5.000%, 08/01/27	120	125,308
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,426,503
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/26	475	479,507
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,019,088

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/45	365	$401,842
Mt San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	720,843
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,382,293
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	4,000	4,071,940
5.000%, 11/01/32	2,660	2,705,454
4.000%, 11/01/34	1,365	1,372,669
Napa Valley Community College District (GO)
4.000%, 08/01/29	1,120	1,198,525
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,165	1,171,099
5.000%, 08/01/44	500	548,876
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	204,873
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	369,164
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	242,039
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	583,343
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	507,255
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	622,153
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	556,546
5.000%, 08/01/41	500	551,857
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	246,158
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/44	605	$661,778
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,101,943
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	965,000
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/42	225	257,429
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/28	345	371,185
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	503,005
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/29	500	549,773
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	502,410
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,069,591
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/33	225	267,017
Pleasanton Unified School District (GO)
5.000%, 08/01/29	325	359,369
Pomona Unified School District (GO)
5.000%, 08/01/27	260	271,934
Redlands Unified School District (GO)
5.000%, 07/01/26	300	303,617
5.000%, 07/01/27	535	557,355
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	331,849
Redwood City School District (GO)
5.000%, 08/01/27	50	52,212
5.000%, 08/01/28	85	91,603

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	$445,795
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	878,172
Reed Union School District (GO)
4.000%, 08/01/27	460	473,734
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
2.650%, 05/15/47	490	490,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.650%, 05/15/45	305	305,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,309,036
5.000%, 05/15/42	1,310	1,432,722
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	335,644
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	235,430
5.000%, 08/01/29	225	249,116
5.000%, 08/01/30	320	363,793
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	659,473
Sacramento City Financing Authority (RB)
5.000%, 12/01/29	545	606,802
5.000%, 12/01/30	235	268,570
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	780,056
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,540	1,664,286
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	915,188
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	$455,858
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	805,068
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	260,161
Salinas Union High School District (GO) Series B
5.000%, 08/01/30	400	453,630
5.000%, 08/01/32	165	194,918
San Bernardino City Unified School District (GO) (AG) Series H
5.000%, 08/01/40	2,270	2,571,822
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/38	515	624,384
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,109,425
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,967,263
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	332,422
5.000%, 05/01/27	160	165,883
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/37	455	547,470
5.000%, 08/01/43	1,165	1,290,742
5.000%, 10/15/43	500	553,473
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	489,318
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,650,965
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,390,465
San Diego Unified School District (GO) Series P-2
5.000%, 07/01/39	180	213,927

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	$323,978
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	222,474
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	353,064
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/29	5,000	5,544,168
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/29	3,000	3,326,501
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	388,416
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/29	550	606,171
4.000%, 07/01/34	95	96,451
4.000%, 07/01/36	1,175	1,188,394
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,150,639
4.000%, 05/01/37	510	530,603
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SAN
5.000%, 05/01/44	1,250	1,378,431
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,506,984
5.250%, 10/01/40	4,010	4,590,864
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	682,911
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	$1,076,448
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	295,126
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,501,760
4.000%, 06/15/33	2,000	2,001,738
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/35	1,450	1,566,316
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/29	205	226,899
5.000%, 08/01/30	250	284,097
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	817,198
4.000%, 01/15/34	280	294,571
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	535	596,706
5.000%, 11/01/30	445	508,509
San Jose Unified School District (GO)
5.000%, 08/01/29	1,850	2,049,749
San Juan Unified School District (GO)
3.000%, 08/01/26	3,135	3,151,955
San Juan Water District (RB)
5.000%, 02/01/26	500	500,000
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	158,029
5.000%, 11/15/29	250	278,422
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	471,497
5.000%, 09/01/28	420	453,715
San Mateo Union High School District (GO) Series D
5.000%, 09/01/36	800	944,424

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/26	165	$167,191
4.000%, 11/01/27	140	144,378
4.000%, 11/01/28	145	152,147
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	145,451
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	981,315
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	1,027,253
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	1,004,573
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	106,576
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,323,325
5.000%, 08/01/42	1,700	1,863,367
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,045	1,155,136
5.000%, 08/01/30	815	924,272
Southwestern Community College District (GO) Series E-2
4.000%, 08/01/26	280	282,824
State of California (GO)
3.000%, 03/01/26	3,055	3,056,804
5.000%, 08/01/26	455	461,940
3.000%, 03/01/27	2,565	2,586,494
3.500%, 08/01/27	2,855	2,909,050
5.000%, 08/01/27	8,900	9,293,368
5.000%, 10/01/27	2,570	2,696,068
5.000%, 04/01/28	1,825	1,939,064
5.000%, 08/01/28	3,580	3,798,567
5.000%, 10/01/28	3,780	4,070,014
5.000%, 11/01/28	1,180	1,238,849
5.000%, 04/01/29	7,660	8,355,234
4.000%, 08/01/29	2,800	2,821,489
5.000%, 08/01/29	610	618,906
5.000%, 10/01/29	1,585	1,592,636
5.000%, 11/01/29	1,235	1,366,795
5.000%, 12/01/29	3,055	3,387,935
5.000%, 08/01/30	1,250	1,267,875
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/30	1,420	$1,443,594
4.000%, 09/01/31	2,000	2,015,985
5.000%, 10/01/31	2,010	2,318,024
5.000%, 08/01/32	1,800	1,823,765
5.000%, 04/01/33	1,995	2,162,712
5.000%, 08/01/33	2,000	2,376,897
4.000%, 11/01/33	1,360	1,392,890
4.000%, 11/01/35	1,000	1,019,045
5.000%, 09/01/36	900	1,049,777
4.000%, 11/01/36	500	524,425
5.000%, 09/01/37	2,500	2,529,045
5.000%, 08/01/39	175	204,205
4.000%, 10/01/39	1,500	1,553,973
5.000%, 10/01/39	755	852,337
5.000%, 09/01/41	880	965,849
5.000%, 04/01/42	2,785	2,920,943
5.000%, 10/01/42	3,000	3,150,888
5.000%, 03/01/43	1,700	1,897,633
5.000%, 08/01/43	1,250	1,400,988
5.000%, 09/01/43	1,250	1,381,459
5.000%, 08/01/44	1,000	1,098,547
5.250%, 08/01/44	875	978,449
State of California (GO) Series A
5.000%, 11/01/28	700	755,357
State of California (GO) Series C
5.000%, 11/01/37	395	448,484
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	120	130,552
Stockton Unified School District (COP)
5.000%, 02/01/31	335	353,640
Stockton Unified School District (GO) (AG) Series A
5.000%, 07/01/27	1,585	1,651,230
Stockton Unified School District (GO) (AG) Series C
5.000%, 08/01/27	1,260	1,315,739
Stockton Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	550,554
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	410,978
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	515,664
5.000%, 11/01/28	510	551,941

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AV
5.000%, 05/15/32	1,905	$1,971,379
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,253,786
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,807,974
University of California (RB) Series BS
5.000%, 05/15/29	750	823,327
University of California (RB) Series BV
5.000%, 05/15/42	1,390	1,556,820
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,776,504
University of California (RB) Series CA
5.000%, 05/15/40	1,000	1,155,301
Ventura County Community College District (GO)
4.000%, 08/01/32	3,000	3,007,272
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/37	750	902,246
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	803,597
5.000%, 08/01/30	2,820	2,823,125
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	$548,021
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	396,924
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/26	545	553,126
5.000%, 08/01/27	575	600,697
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	149,576
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,007
TOTAL MUNICIPAL BONDS (Cost $432,591,239)		437,884,342

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $176,289)	176,271	176,288
TOTAL INVESTMENTS — (100.0%)
(Cost $432,767,528)^^		$438,060,630
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$437,884,342	—	$437,884,342
Investment Companies	$176,288	—	—	176,288
Total Investments in Securities	$176,288	$437,884,342	—	$438,060,630

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
NEW YORK — (99.9%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	520	$524,642
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,005,980
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	753,746
Bay Shore Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/10/26	1,180	1,187,697
Buffalo Sewer Authority (RB) Series A
5.000%, 06/15/29	115	126,202
5.000%, 06/15/30	120	134,849
Cambridge Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,005,887
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,260,914
City of Batavia (GO)
4.000%, 04/22/26	1,100	1,104,057
City of Buffalo (GO) Series A
4.000%, 09/30/26	1,250	1,263,432
City of Lackawanna (GO)
4.000%, 05/01/26	770	772,910
City of Middletown (GO)
4.000%, 08/21/26	1,025	1,034,161
City of New Rochelle (GO)
4.000%, 12/09/26	4,000	4,058,040
City of New York (GO) Series 1
5.000%, 08/01/29	500	519,032
City of New York (GO) Series A-1
5.000%, 08/01/27	3,545	3,687,924
5.000%, 08/01/28	1,025	1,092,619
4.000%, 08/01/32	2,145	2,153,467
5.000%, 08/01/33	395	399,703
4.000%, 08/01/36	750	751,177
5.000%, 08/01/38	500	504,813
City of New York (GO) Series B-1
5.000%, 08/01/26	1,030	1,043,866
5.000%, 10/01/26	2,120	2,158,022
5.000%, 08/01/27	1,935	2,013,013
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/28	1,650	$1,758,850
5.000%, 12/01/31	2,500	2,551,921
City of New York (GO) Series C
5.000%, 08/01/27	930	967,495
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,332,702
5.000%, 08/01/27	1,360	1,377,734
5.000%, 08/01/32	1,025	1,037,561
City of New York (GO) Series F-1
5.000%, 08/01/26	1,820	1,844,500
City of North Tonawanda (GO)
4.375%, 05/15/26	400	402,043
City of Oneida (GO)
4.000%, 03/27/26	1,000	1,002,493
City of Rochester (GO) Series I
4.000%, 02/26/26	1,270	1,271,394
City of Rochester (GO) Series II
4.000%, 07/30/26	3,095	3,121,391
City of Troy (GO)
4.000%, 01/29/27	750	760,369
City of Yonkers (GO) (AG ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	280,280
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,006,598
Corning City School District (GO) Series A
4.000%, 06/18/26	1,215	1,222,594
County of Erie (GO) Series A
5.000%, 09/15/26	350	356,149
5.000%, 09/15/27	750	783,911
County of Nassau (GO) Series C
5.000%, 10/01/32	515	536,230
County of Suffolk (GO)
4.000%, 07/24/26	2,595	2,617,423
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	20,052
East Hampton Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 02/27/26	1,000	1,001,129

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Empire State Development Corp. (RB) Series A
5.000%, 03/15/27	265	$273,486
5.000%, 03/15/30	2,145	2,151,279
5.000%, 03/15/32	930	932,519
5.000%, 03/15/34	1,020	1,022,514
5.000%, 03/15/36	1,000	1,058,262
4.000%, 03/15/37	3,010	3,011,169
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/26	1,510	1,520,490
5.000%, 05/01/27	500	517,459
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	2,520	2,546,013
Harrison Central School District (GO) (ST AID WITHHLDG)
3.750%, 07/24/26	5,000	5,031,932
Heuvelton Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,005,750
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,006,596
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	1,000	1,005,131
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,000	1,005,977
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	1,000	1,006,877
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	875	880,815
Long Island Power Authority (RB) Series B
5.000%, 09/01/32	845	856,865
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/26	175	177,026
5.000%, 07/01/27	175	181,801
Metropolitan Transportation Authority (RB) Series 2012G-1
3.200%, 11/01/32	1,055	1,055,000
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B
5.000%, 11/15/39	2,500	$2,532,815
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 07/01/26	1,185	1,187,605
5.000%, 07/01/27	75	77,947
5.000%, 07/01/28	250	266,159
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,006,299
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 01/01/27	1,000	1,022,034
5.000%, 03/01/28	520	546,784
New York State Dormitory Authority (RB)
5.000%, 07/01/27	105	108,783
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	2,790	2,799,413
5.000%, 05/01/27	640	659,719
5.000%, 03/15/30	3,375	3,430,130
5.000%, 07/01/30	2,905	2,935,536
5.000%, 02/15/31	1,250	1,283,906
5.000%, 07/01/31	1,105	1,116,477
5.000%, 03/15/32	3,100	3,302,577
5.000%, 02/15/33	750	759,496
5.000%, 03/15/33	890	902,991
5.000%, 03/15/35	1,360	1,378,420
5.000%, 03/15/36	2,000	2,026,841
5.000%, 02/15/37	600	606,249
5.000%, 02/15/38	1,000	1,009,829
5.000%, 07/01/40	575	589,062
5.000%, 02/15/42	2,335	2,352,115
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,040	1,081,471
5.000%, 10/01/31	545	547,319
5.000%, 02/15/32	3,000	3,117,319
5.000%, 02/15/34	150	155,520
5.000%, 02/15/37	400	412,885
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/29	2,000	2,169,537
5.000%, 03/15/38	600	627,320
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	70	70,066
5.000%, 02/15/30	2,870	2,908,339

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	550	$567,539
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	400	403,149
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	914,714
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/27	1,250	1,283,822
Ravena Coeymans Selkirk Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/07/26	1,000	1,008,608
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/26	850	859,904
5.000%, 07/01/27	810	841,342
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,175	1,184,547
South Huntington Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,006,508
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,000	1,008,461
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,258,686
State of New York (GO) Series A
5.000%, 03/15/27	1,015	1,048,741
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	2,213,016
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,370	1,379,190
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Amherst (GO)
4.000%, 10/28/26	3,000	$3,039,116
Town of Batavia (GO)
4.000%, 03/03/26	1,030	1,031,397
Town of East Hampton (GO) Series A
4.000%, 08/14/26	400	403,360
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,630	5,642,394
Town of North Hempstead (GO) Series B
3.750%, 09/18/26	950	958,762
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,860	1,877,667
Town of Salina (GO) Series A
4.000%, 06/05/26	2,000	2,011,003
Town of Southampton (GO)
3.750%, 03/06/26	740	740,959
Town of Tonawanda (GO)
4.000%, 08/21/26	2,410	2,432,215
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/28	2,900	3,105,506
5.000%, 11/15/29	1,210	1,253,059
5.000%, 11/15/30	355	367,519
5.000%, 11/15/31	1,655	1,712,249
5.000%, 11/15/38	175	179,557
Tupper Lake Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,015	1,021,145
Village of Freeport (GO) Series F
3.750%, 11/12/26	1,160	1,172,579
Village of Pelham (GO)
4.000%, 02/13/26	2,000	2,000,821
Wappingers Central School District (GO) (ST AID WITHHLDG)
3.500%, 08/07/26	1,000	1,004,695
TOTAL MUNICIPAL BONDS (Cost $167,424,367)		167,979,126

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $176,232)	176,214	176,232
TOTAL INVESTMENTS — (100.0%)
(Cost $167,600,599)^^		$168,155,358

DFA NY Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$167,979,126	—	$167,979,126
Investment Companies	$176,232	—	—	176,232
Total Investments in Securities	$176,232	$167,979,126	—	$168,155,358

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.0%)
U.S. Core Equity 1 Portfolio	86,840	$4,416,664
U.S. Large Company Portfolio	95,728	4,409,239
TOTAL DOMESTIC EQUITIES		8,825,903
INTERNATIONAL EQUITIES — (5.9%)
Large Cap International Portfolio	45,971	1,670,126
Emerging Markets Core Equity 2 Portfolio	37,977	1,188,300
International Core Equity 2 Portfolio	38,936	831,659
TOTAL INTERNATIONAL EQUITIES		3,690,085
FIXED INCOME (DOMESTIC) — (80.1%)
DFA Inflation-Protected Securities Portfolio	2,712,461	30,298,194
DFA One-Year Fixed Income Portfolio	1,967,936	20,171,343
TOTAL FIXED INCOME (DOMESTIC)		50,469,537
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,995,759)		$62,985,525
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $5,084)	5,084	5,084
TOTAL INVESTMENTS — (100.0%) (Cost $55,000,843)^^		$62,990,609
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$62,985,525	—	—	$62,985,525
Temporary Cash Investments	5,084	—	—	5,084
Total Investments in Securities	$62,990,609	—	—	$62,990,609

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio), DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2026, the DFA Commodity Strategy Portfolio held $253,475,378 in the Subsidiary, representing 22.77% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$216,871
U.S. Large Cap Value Portfolio	15,040,358
U.S. Targeted Value Portfolio	11,081,720
U.S. Small Cap Value Portfolio	13,589,084
U.S. Core Equity 1 Portfolio	11,609,184
U.S. Core Equity 2 Portfolio	13,399,371
U.S. Vector Equity Portfolio	3,086,656
U.S. Small Cap Portfolio	24,638,763
U.S. Micro Cap Portfolio	4,952,820
DFA Real Estate Securities Portfolio	4,355,972
Large Cap International Portfolio	8,331,785
International Core Equity 2 Portfolio	23,686,443
International Small Company Portfolio	9,952,106
Global Small Company Portfolio	98,099
Japanese Small Company Portfolio	176,829
Asia Pacific Small Company Portfolio	152,356
United Kingdom Small Company Portfolio	18,734
Continental Small Company Portfolio	6,416
DFA International Real Estate Securities Portfolio	3,323,241
DFA Global Real Estate Securities Portfolio	6,401,170
DFA International Small Cap Value Portfolio	8,690,444
International Vector Equity Portfolio	4,780,493
World ex U.S. Value Portfolio	360,131
World ex U.S. Targeted Value Portfolio	551,415
World ex U.S. Core Equity Portfolio	3,174,506
Selectively Hedged Global Equity Portfolio	147,994
Emerging Markets Portfolio	3,110,237
Emerging Markets Small Cap Portfolio	2,245,818
Emerging Markets Value Portfolio	8,764,946
Emerging Markets Core Equity 2 Portfolio	20,103,327
U.S. Large Cap Equity Portfolio	1,160,334

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,804,532
DFA One-Year Fixed Income Portfolio	4,643,552
DFA Two-Year Global Fixed Income Portfolio	4,477,456
DFA Selectively Hedged Global Fixed Income Portfolio	998,092
DFA Short-Term Government Portfolio	1,543,556
DFA Five-Year Global Fixed Income Portfolio	8,971,174
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)	1,043,352
DFA Intermediate Government Fixed Income Portfolio	6,189,335
DFA Short-Term Extended Quality Portfolio	5,549,924
DFA Intermediate-Term Extended Quality Portfolio	1,842,660
DFA Targeted Credit Portfolio	847,922
DFA Investment Grade Portfolio	12,933,207
DFA Inflation-Protected Securities Portfolio	5,397,411
DFA Short-Term Municipal Bond Portfolio	1,408,439
DFA Intermediate-Term Municipal Bond Portfolio	1,260,395
DFA Selective State Municipal Bond Portfolio	567,000
DFA Short-Term Selective State Municipal Bond Portfolio	189,426
DFA California Short-Term Municipal Bond Portfolio	871,187
DFA California Intermediate-Term Municipal Bond Portfolio	432,723
DFA NY Municipal Bond Portfolio	167,602
Dimensional Retirement Income Fund	55,001
Dimensional 2045 Target Date Retirement Income Fund	150,308
Dimensional 2050 Target Date Retirement Income Fund	122,572
Dimensional 2055 Target Date Retirement Income Fund	93,844
Dimensional 2060 Target Date Retirement Income Fund	78,366
Dimensional 2065 Target Date Retirement Income Fund	33,565
Dimensional 2070 Target Date Retirement Income Fund	879
Dimensional 2015 Target Date Retirement Income Fund	19,525
Dimensional 2020 Target Date Retirement Income Fund	53,723
Dimensional 2025 Target Date Retirement Income Fund	113,647
Dimensional 2030 Target Date Retirement Income Fund	148,843
Dimensional 2035 Target Date Retirement Income Fund	164,421
Dimensional 2040 Target Date Retirement Income Fund	142,765
DFA Short-Duration Real Return Portfolio	2,050,867
DFA Municipal Real Return Portfolio	1,758,563
DFA Municipal Bond Portfolio	469,555
World Core Equity Portfolio	567,447
DFA LTIP Portfolio	594,125
U.S. Social Core Equity 2 Portfolio	981,209
U.S. Sustainability Core 1 Portfolio	3,664,505
U.S. Sustainability Targeted Value Portfolio	459,367
International Sustainability Core 1 Portfolio	2,791,974
International Social Core Equity Portfolio	1,278,414
Global Social Core Equity Portfolio	57,824
Emerging Markets Social Core Equity Portfolio	1,134,515
Dimensional VA U.S. Targeted Value Portfolio	646,198
Dimensional VA U.S. Large Value Portfolio	482,303
Dimensional VA International Value Portfolio	533,756

Federal Tax Cost
Dimensional VA International Small Portfolio	$363,658
Dimensional VA Short-Term Fixed Portfolio	416,910
Dimensional VA Global Bond Portfolio	353,459
Dimensional VIT Inflation-Protected Securities Portfolio	273,199
Dimensional VA Global Moderate Allocation Portfolio	180,080
U.S. Large Cap Growth Portfolio	2,548,214
U.S. Small Cap Growth Portfolio	1,494,186
International Large Cap Growth Portfolio	850,341
International Small Cap Growth Portfolio	242,180
DFA Social Fixed Income Portfolio	721,928
DFA Diversified Fixed Income Portfolio	1,774,489
U.S. High Relative Profitability Portfolio	3,810,338
International High Relative Profitability Portfolio	1,234,253
Dimensional VA Equity Allocation Portfolio	196,808
DFA MN Municipal Bond Portfolio	29,789
DFA California Municipal Real Return Portfolio	367,348
DFA Global Core Plus Fixed Income Portfolio	2,891,864
Emerging Markets Sustainability Core 1 Portfolio	815,390
Emerging Markets Targeted Value Portfolio	218,630
DFA Global Sustainability Fixed Income Portfolio	710,150
DFA Oregon Municipal Bond Portfolio	100,345
DFA Global Core Plus Real Return Portfolio	294,428
Emerging Markets ex China Core Equity Portfolio	894,009
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	115,809
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.